JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 98.0%(a)
California — 98.0%
Certificate of Participation/Lease — 1.0%
City and County of San Francisco, Multiple Capital Improvement Projects Series 2009A, COP, 5.00%, 4/1/2022	1,250	1,253
County of Monterey, 2009 Refinancing Project COP, AGM, 5.00%, 8/1/2020	1,500	1,537

		2,790

Education — 3.6%
California Educational Facilities Authority, Stanford University
Series T-5, Rev., 5.00%, 3/15/2023	1,500	1,711
Series U-2, Rev., 5.00%, 10/1/2032	1,500	2,064
University of California
Series AB, Rev., 5.00%, 5/15/2026	570	611
Series AM, Rev., 5.00%, 5/15/2028	1,500	1,761
Series AR, Rev., 5.00%, 5/15/2035	1,500	1,802
University of California, Limited Project Series O, Rev., 5.00%, 5/15/2034	1,500	1,850

		9,799

General Obligation — 30.2%
Counties of Santa Barbara, San Luis Obispo and Ventura, Allan Hancock Joint Community College District GO, 5.00%, 8/1/2030	1,250	1,469
Counties of Sonoma, Mendocino and Marin, Sonoma County Junior College District GO, 5.00%, 8/1/2027	1,000	1,148
County of Contra Costa, Mount Diablo Unified School District, Election of 2010 Series 2012E, GO, 5.00%, 8/1/2026	1,210	1,351
County of Los Angeles, Beverly Hills Unified School District, Election of 2008, Capital Appreciation GO, Zero Coupon, 8/1/2023	1,500	1,413
County of Napa, Napa Valley Unified School District, Election of 2006, Capital Appreciation Series A, GO, Zero Coupon, 8/1/2027	2,000	1,713
County of Riverside, Murrieta Valley Unified School District, Election of 2006, Capital Appreciation GO, AGM, Zero Coupon, 9/1/2024	1,000	908
County of Sacramento, San Juan Unified School District, Election of 2002 GO, 5.00%, 8/1/2029	1,000	1,143
County of San Mateo, South San Francisco Unified School District, Capital Appreciation Series C, GO, Zero Coupon, 9/1/2028	1,800	1,461
County of Santa Clara, Campbell Union High School District GO, 5.00%, 8/1/2027	1,700	2,005
County of Santa Clara, Campbell Union High School District, Election 2016
Series B, GO, 5.00%, 8/1/2033	370	451
Series B, GO, 5.00%, 8/1/2035	2,000	2,425
County of Santa Clara, Evergreen Elementary School District, Election of 2006, Capital Appreciation Series B, GO, AGC, Zero Coupon, 8/1/2024	1,915	1,750
County of Santa Clara, Palo Alto Unified School District, Election of 2008, Capital Appreciation
GO, Zero Coupon, 8/1/2022	1,500	1,436
GO, Zero Coupon, 8/1/2025	1,015	922
GO, Zero Coupon, 8/1/2026	1,500	1,323
County of Santa Clara, San Jose Unified School District
GO, 5.00%, 8/1/2028	1,750	2,011
Series C, GO, 5.00%, 8/1/2030	900	1,060
Series C, GO, 5.00%, 8/1/2031	1,560	1,836
Cupertino Union School District Series A, GO, 5.00%, 8/1/2027	1,000	1,151
East Side Union High School District Series B, GO, NATL-RE, 5.25%, 2/1/2026	2,000	2,417
Escondido Union High School District, Election of 2008, Capital Appreciation
Series A, GO, AGC, Zero Coupon, 8/1/2025	1,500	1,338
Series 2009A, GO, AGC, Zero Coupon, 8/1/2029	1,000	793
Los Angeles Community College District Series A, GO, 5.00%, 8/1/2031	1,500	1,762

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Los Angeles Unified School District Series 2019A, GO, 5.00%, 7/1/2032	1,500	1,909
Los Angeles Unified School District, Election of 2004 Series I, GO, 5.00%, 7/1/2025	1,000	1,003
Menlo Park City School District, Crossover Capital Appreciation
GO, Zero Coupon, 7/1/2031	500	348
GO, Zero Coupon, 7/1/2032	880	583
Mount San Antonio Community College District, Election of 2008, Capital Appreciation Series 2013A, GO, Zero Coupon, 8/1/2030	3,205	1,980
San Diego Unified School District, Dedicated Unlimited Ad Valorem Property Tax, Election of 2018 Series 2019A, GO, 5.00%, 7/1/2021	2,065	2,225
San Diego Unified School District, Election of 1998
Series 1998C-2, GO, AGM, 5.50%, 7/1/2024	2,010	2,416
Series F-1, GO, AGM, 5.25%, 7/1/2028	2,500	3,263
San Francisco Bay Area Rapid Transit District, Election of 2004 Series D, GO, 5.00%, 8/1/2032	2,000	2,400
San Mateo County Community College District
Series A, GO, NATL-RE, Zero Coupon, 9/1/2029	2,000	1,605
Series B, GO, 5.00%, 9/1/2033	1,000	1,257
Series B, GO, NATL-RE, Zero Coupon, 9/1/2034	1,000	664
San Mateo County Community College District, Election of 2001 Series 2005B, GO, NATL-RE, Zero Coupon, 9/1/2027	1,130	966
San Mateo Union High School District, Capital Appreciation, Election of 2006 Series A, GO, 5.00%, 9/1/2030	1,005	1,154
San Rafael City Elementary School District, Election of 2002 Series 2004B, GO, NATL-RE, Zero Coupon, 8/1/2029	2,000	1,587
Santa Monica Community College District, Election of 2004 Series 2009C, GO, Zero Coupon, 8/1/2027	1,000	854
State of California
GO, NATL-RE-IBC, 6.25%, 10/1/2019	30	30
GO, 5.00%, 9/1/2021	1,000	1,083
GO, 5.25%, 9/1/2027	1,575	1,710
State of California, School Facilities GO, 4.00%, 9/1/2032	2,000	2,258
State of California, Various Purpose
GO, 5.25%, 10/1/2022	2,310	2,340
GO, 5.50%, 4/1/2023	500	502
GO, 5.00%, 8/1/2026	1,320	1,636
GO, 5.00%, 8/1/2027	2,000	2,532
GO, 5.00%, 12/1/2029	2,000	2,308
GO, 5.00%, 8/1/2030	2,000	2,492
GO, 5.00%, 9/1/2030	1,000	1,079
GO, 5.00%, 8/1/2031	1,500	1,767
GO, 5.00%, 10/1/2032	3,000	3,520
GO, 5.00%, 8/1/2033	1,000	1,212
GO, 5.00%, 4/1/2036	1,000	1,252

		83,221

Hospital — 8.8%
ABAG Finance Authority for Nonprofit Corps., Sharp Healthcare Series 2014A, Rev., 5.00%, 8/1/2031	1,000	1,142
California Health Facilities Financing Authority, Adventist Health System
Series 2013A, Rev., 5.00%, 3/1/2026	1,500	1,678
Series 2016A, Rev., 4.00%, 3/1/2029	2,380	2,664
California Health Facilities Financing Authority, Cedars-Sinai Medical Center
Rev., 5.00%, 11/15/2030	250	300
Rev., 5.00%, 11/15/2032	400	479
Series 2016A, Rev., 5.00%, 8/15/2033	3,500	4,216
Series 2016B, Rev., 5.00%, 8/15/2035	1,500	1,800
California Health Facilities Financing Authority, Lucile Salter Packard Children’s Hospital at Stanford
Series 2014A, Rev., 5.00%, 8/15/2027	580	670
Series 2014A, Rev., 5.00%, 8/15/2028	850	982
Series 2014A, Rev., 5.00%, 8/15/2030	655	754
Series A, Rev., 5.00%, 8/15/2030	1,000	1,191
California Health Facilities Financing Authority, St. Joseph Health System Series 2013A, Rev., 5.00%, 7/1/2028	1,000	1,141

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
California Health Facilities Financing Authority, Sutter Health
Series 2011D, Rev., 5.00%, 8/15/2025	1,000	1,081
Series 2018A, Rev., 5.00%, 11/15/2025	500	610
Series 2016A, Rev., 5.00%, 11/15/2031	1,500	1,798
Series 2016A, Rev., 5.00%, 11/15/2032	1,150	1,376
Series 2017A, Rev., 5.00%, 11/15/2034	1,500	1,829
California Statewide Communities Development Authority, Sutter Health Series 2011A, Rev., 5.00%, 8/15/2019	515	519

		24,230

Housing — 0.9%
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien Series 2018A, Rev., AMT, 5.00%, 12/31/2028	1,750	2,130
City of San Bernardino, Single Family Mortgage, GNMA Mortgage-Backed Securities Series A, Rev., GNMA COLL, 7.50%, 5/1/2023(b)	350	394

		2,524

Industrial Development Revenue/Pollution Control Revenue — 0.6%
California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc. Project Series 2015B-1, Rev., AMT, 3.00%, 11/1/2025	1,500	1,574

Other Revenue — 7.5%
Anaheim Public Financing Authority, Anaheim Public Improvements Project, Capital Appreciation Series C, Rev., AGM, Zero Coupon, 9/1/2019	1,000	997
California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Refunding, Kern County Tobacco Funding Corporation Rev., 5.00%, 6/1/2020	1,000	1,024
California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund Series 2014A, Rev., 5.00%, 10/1/2028	1,000	1,156
California State Public Works Board, Department of General Services Series F, Rev., 5.00%, 5/1/2030	1,000	1,186
Contra Costa County Transportation Authority, Sales Tax Series A, Rev., 5.00%, 3/1/2032	2,000	2,399
Golden State Tobacco Securitization Corp., Tobacco Settlement Series 2017A-1, Rev., 5.00%, 6/1/2024	2,500	2,829
Los Angeles County Public Works Financing Authority, Los Angeles County Regional Park and Open Space Series 2007A, Rev., NATL-RE, 5.00%, 10/1/2019	1,500	1,518
Midpeninsula Regional Open Space District, 2004 Project Lease
Rev., 5.00%, 9/1/2030	500	603
Rev., 5.00%, 9/1/2031	270	325
Riverside Public Financing Authority, Main Library Project Series 2019A, Rev., 5.00%, 11/1/2034(c)	450	556
San Diego Regional Building Authority, County Operations Center Series 2016A, Rev., 5.00%, 10/15/2033	2,370	2,817
San Mateo Joint Powers Financing Authority, Capital Projects Program Series 2009A, Rev., 5.25%, 7/15/2021	2,190	2,243
Santa Ana Financing Authority, Police Administration and Holding Facility Lease
Series A, Rev., NATL-RE, 6.25%, 7/1/2024(b)	750	861
Series A, Rev., NATL-RE, 6.25%, 7/1/2024	750	857
Ventura County Public Financing Authority Series A, Rev., 5.00%, 11/1/2029	1,000	1,122

		20,493

Prerefunded — 5.9%
California State Department of Water Resources, Central Valley Project, Water System Series 2009AG, Rev., 5.00%, 12/1/2019(b)	145	148
County of Los Angeles, Torrance Unified School District, Election of 2008 GO, 5.38%, 8/1/2019(b)	1,500	1,510
County of Santa Clara, San Jose Unified School District GO, 5.00%, 8/1/2021(b)	1,610	1,738
East Bay Municipal Utility District, Water System Series A, Rev., 5.00%, 6/1/2020(b)	1,500	1,555
Irvine Ranch Water District COP, 5.00%, 3/1/2020(b)	2,500	2,569

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Los Angeles Department of Water & Power, Power System Series B, Rev., 5.25%, 7/1/2019(b)	20	20
San Diego Community College District, Election of 2006 GO, 5.00%, 8/1/2021(b)	1,000	1,080
San Diego Public Facilities Financing Authority, Sewer Waste Water System Series B, Rev., 5.00%, 8/1/2019(b)	2,000	2,012
San Francisco Bay Area Rapid Transit District, Sales Tax Rev., 5.00%, 7/1/2020(b)	1,500	1,559
San Francisco City and County Public Utilities Commission, Water Series 2010A, Rev., 5.00%, 5/1/2020(b)	2,380	2,460
San Mateo Union High School District, Capital Appreciation, Election of 2006 Series A, GO, 5.00%, 9/1/2023(b)	1,030	1,186
University of California Series AB, Rev., 5.00%, 5/15/2021(b)	430	460

		16,297

Transportation — 18.1%
Alameda Corridor Transportation Authority, Tax-Exempt Second Subordinate Lien Series 2016B, Rev., AGM, 5.00%, 10/1/2035	2,000	2,350
Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area
Series F-1, Rev., 5.00%, 4/1/2027	1,175	1,292
Series F-1, Rev., 5.00%, 4/1/2029	1,855	2,037
City of Long Beach Harbor
Series 2014B, Rev., 5.00%, 5/15/2024	250	294
Series A, Rev., 5.00%, 5/15/2025	1,000	1,034
Series 2014B, Rev., 5.00%, 5/15/2026	250	293
Series B, Rev., 5.00%, 5/15/2026	1,500	1,552
Series B, Rev., 5.00%, 5/15/2027	225	263
Series A, Rev., AMT, 5.00%, 5/15/2033	500	600
City of Los Angeles, Department of Airports
Series A, Rev., 5.00%, 5/15/2026	2,000	2,071
Series A, Rev., 5.00%, 5/15/2027	1,000	1,036
Series B, Rev., AMT, 5.00%, 5/15/2027	2,000	2,491
Series A, Rev., AMT, 5.00%, 5/15/2029	2,000	2,198
Series A, Rev., AMT, 5.00%, 5/15/2030	1,475	1,841
Series C, Rev., 5.00%, 5/15/2031	1,250	1,499
Series 2018C, Rev., AMT, 5.00%, 5/15/2034	1,250	1,517
City of Los Angeles, Harbor Department
Series 2011A, Rev., AMT, 5.00%, 8/1/2021	1,000	1,072
Series B, Rev., 5.00%, 8/1/2025	1,000	1,077
Series 2014A, Rev., AMT, 5.00%, 8/1/2031	1,500	1,736
Foothill Eastern Transportation Corridor Agency, Senior Lien, Capital Appreciation Series 1995A, Rev., Zero Coupon, 1/1/2026(b)	1,795	1,599
Los Angeles County, Metropolitan Transportation Authority
Series A, Rev., 5.25%, 7/1/2023	2,000	2,086
Series 2019-B, Rev., 5.00%, 7/1/2035	2,000	2,499
San Bernardino County Transportation Authority Series A, Rev., 5.00%, 3/1/2029	2,000	2,181
San Diego County Regional Airport Authority, Senior Airport Series B, Rev., AMT, 5.00%, 7/1/2028	1,000	1,123
San Diego County Regional Airport Authority, Subordinate Airport
Series B, Rev., AMT, 5.00%, 7/1/2034	755	904
Series A, Rev., 5.00%, 7/1/2035	1,000	1,216
San Francisco City and County, Airport Commission, San Francisco International Airport
Series 2019A, Rev., AMT, 5.00%, 1/1/2025	1,790	2,090
Series 2017D, Rev., AMT, 5.00%, 5/1/2025	2,000	2,382
Series 2019A, Rev., AMT, 5.00%, 5/1/2034	2,000	2,455
Series 2019A, Rev., AMT, 5.00%, 5/1/2035	1,000	1,224

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
San Francisco City and County, Airport Commission, San Francisco International Airport, Second Series
Series 2011D, Rev., 5.00%, 5/1/2026	1,615	1,729
Series 2012A, Rev., AMT, 5.00%, 5/1/2029	2,000	2,193

		49,934

Utility — 6.3%
City of Burbank, Water and Power Electric Series 2010A, Rev., 5.00%, 6/1/2022	2,860	2,965
Long Beach Bond Finance Authority, Natural Gas Series A, Rev., 5.25%, 11/15/2020	1,500	1,572
Los Angeles Department of Water & Power, Power System
Series B, Rev., 5.00%, 7/1/2023	1,500	1,504
Series B, Rev., 5.25%, 7/1/2023	1,500	1,505
Series B, Rev., 5.25%, 7/1/2024	1,480	1,485
Series 2013A, Rev., 5.00%, 7/1/2027	2,165	2,445
Series C, Rev., 5.00%, 7/1/2027	1,500	1,767
Series 2019A, Rev., 5.00%, 7/1/2036	1,825	2,282
Southern California Public Power Authority, Apex Power Project Series 2014A, Rev., 5.00%, 7/1/2030	1,000	1,181
Southern California Public Power Authority, Canyon Power Project Series 2016A, Rev., 5.00%, 7/1/2025	500	538

		17,244

Water & Sewer — 15.1%
California State Department of Water Resources, Central Valley Project, Water System
Series 2019BA, Rev., 5.00%, 12/1/2024	1,500	1,801
Series 2019BA, Rev., 5.00%, 12/1/2026	1,500	1,899
Series AW, Rev., 5.00%, 12/1/2032	2,600	3,219
Series 2019BA, Rev., 5.00%, 12/1/2033	1,500	1,917
City of Bakersfield, Wastewater Series 2015A, Rev., 5.00%, 9/15/2031	2,000	2,420
City of Los Angeles, Wastewater System Series B, Rev., 5.00%, 6/1/2033	1,500	1,797
City of Los Angeles, Wastewater System, Green Bonds
Series A, Rev., 5.00%, 6/1/2028	1,825	2,205
Series A, Rev., 5.00%, 6/1/2034	1,000	1,242
Series 2018A, Rev., 5.00%, 6/1/2035	1,500	1,858
City of Santa Rosa, Wastewater, Capital Appreciation Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 9/1/2023	1,500	1,402
County of Marin, Marin Water District Financing Authority, Sub Lien Series 2012A, Rev., 5.00%, 7/1/2028	1,185	1,320
County of San Mateo, Silicon Valley Clean Water Rev., 5.00%, 2/1/2030	790	921
Eastern Municipal Water District Financing Authority, Water and Wastewater Series 2016B, Rev., 5.00%, 7/1/2033	3,000	3,654
Metropolitan Water District of Southern California, Water
Series D, Rev., 5.00%, 7/1/2020	1,000	1,003
Series 2012F, Rev., 5.00%, 7/1/2028	2,000	2,227
Series A, Rev., 5.00%, 10/1/2029	1,500	1,655
San Francisco City and County Public Utilities Commission, Water Series D, Rev., 5.00%, 11/1/2034	2,710	3,345
Santa Clara Valley Water District, Water System Series 2016A, Rev., 5.00%, 6/1/2030	1,600	1,933
Southern California Water Replenishment District Financing Authority, Replenishment Assessment
Rev., 5.00%, 8/1/2030	1,050	1,263
Rev., 5.00%, 8/1/2031	1,420	1,704
Rev., 5.00%, 8/1/2032	2,410	2,884

		41,669

Total California		269,775

TOTAL MUNICIPAL BONDS (Cost $255,057)		269,775

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
SHORT-TERM INVESTMENTS — 1.1%
INVESTMENT COMPANIES — 1.1%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.51% (d)(e)(Cost $3,044)	3,044	3,044

Total Investments — 99.1% (Cost $258,101)		272,819
Other Assets Less Liabilities — 0.9%		2,519

Net Assets — 100.0%		275,338

Percentages indicated are based on net assets.

Abbreviations

AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
GNMA	Government National Mortgage Association
GO	General Obligation
IBC	Insured Bond Certificates
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of May 31, 2019.

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,044	$269,775	$—	$272,819

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash.

There were no transfers into and out of level 3 for the period ended May 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Included in the purchases and sales amounts in the table below are exchanges between certain share classes of the Underlying Funds. Amounts in the table below are in thousands.

For the period ended May 31, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2019	Shares at May 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.51%(a)(b)	$9,248	$21,374	$27,577	$(1)	$—	$3,044	3,044	$27	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2019.

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
CORPORATE BONDS — 94.2%
Aerospace & Defense — 2.6%
Boeing Co. (The)
3.10%, 5/1/2026	204	207
3.60%, 5/1/2034	215	218
Harris Corp. 3.83%, 4/27/2025	305	316
L3 Technologies, Inc.
3.85%, 12/15/2026	325	337
4.40%, 6/15/2028	140	151
Rockwell Collins, Inc. 3.20%, 3/15/2024	489	495
Textron, Inc. 3.90%, 9/17/2029	385	394
United Technologies Corp.
3.95%, 8/16/2025	100	106
4.13%, 11/16/2028	110	117
3.75%, 11/1/2046	335	319

		2,660

Auto Components — 0.4%
Allison Transmission, Inc. 5.00%, 10/1/2024(a)	50	50
American Axle & Manufacturing, Inc. 6.25%, 4/1/2025	75	72
Dana Financing Luxembourg SARL 6.50%, 6/1/2026(a)	50	52
IHO Verwaltungs GmbH (Germany) 4.50% (cash), 9/15/2023(a)(b)	200	205

		379

Automobiles — 0.9%
Daimler Finance North America LLC (Germany) 3.40%, 2/22/2022(a)	320	324
Ford Motor Co. 4.75%, 1/15/2043	45	37
General Motors Co. 5.00%, 4/1/2035	410	402
Volkswagen Group of America Finance LLC (Germany) 4.75%, 11/13/2028(a)	200	209

		972

Banks — 21.0%
ANZ New Zealand Int’l Ltd. (New Zealand) 3.40%, 3/19/2024(a)	200	205
Australia & New Zealand Banking Group Ltd. (Australia) (USD ICE Swap Rate 5 Year + 5.17%), 6.75%, 6/15/2026(a)(c)(d)(e)	200	215
Bank of America Corp.
2.50%, 10/21/2022	1,223	1,216
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024(d)	110	112
(ICE LIBOR USD 3 Month + 0.94%), 3.86%, 7/23/2024(d)	300	311
3.25%, 10/21/2027	615	611
Series FF, (ICE LIBOR USD 3 Month + 2.93%), 5.87%, 3/15/2028(c)(d)(e)	165	170
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028(d)	505	513
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028(d)	500	499
(ICE LIBOR USD 3 Month + 1.21%), 3.97%, 2/7/2030(d)	40	42
(ICE LIBOR USD 3 Month + 1.81%), 4.24%, 4/24/2038(d)	75	79
Bank of Montreal (Canada) (USD Swap Semi 5 Year + 1.43%), 3.80%, 12/15/2032(d)	230	227
Bank of Nova Scotia (The) (Canada) 3.40%, 2/11/2024	405	416
Barclays plc (United Kingdom) (ICE LIBOR USD 3 Month + 1.36%), 4.34%, 5/16/2024(d)	400	407
BNP Paribas SA (France)
(ICE LIBOR USD 3 Month + 2.24%), 4.70%, 1/10/2025(a)(d)	200	210
(ICE LIBOR USD 3 Month + 2.57%), 5.20%, 1/10/2030(a)(d)	200	220
Canadian Imperial Bank of Commerce (Canada) 3.10%, 4/2/2024	335	339
Capital One Bank USA NA 3.38%, 2/15/2023	250	252
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 4.23%), 5.90%, 2/15/2023(c)(d)(e)	225	231
(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023(d)	330	329
(ICE LIBOR USD 3 Month + 1.02%), 4.04%, 6/1/2024(d)	1,760	1,829
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028(d)	575	592
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028(d)	400	400
Citizens Bank NA 3.70%, 3/29/2023	500	517
Commonwealth Bank of Australia (Australia) 3.45%, 3/16/2023(a)	205	211
Cooperatieve Rabobank UA (Netherlands) 3.75%, 7/21/2026	250	250
Credit Agricole SA (France)
3.75%, 4/24/2023(a)	250	256
4.38%, 3/17/2025(a)	200	205
(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025(a)(c)(d)(e)	200	223

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Danske Bank A/S (Denmark)
2.20%, 3/2/2020(a)	475	473
5.00%, 1/12/2022(a)	405	419
2.70%, 3/2/2022(a)	200	199
Fifth Third Bank 3.85%, 3/15/2026	270	282
HSBC Holdings plc (United Kingdom)
4.25%, 3/14/2024	250	258
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024(d)	650	670
(ICE LIBOR USD 3 Month + 1.21%), 3.80%, 3/11/2025(d)	625	638
(ICE LIBOR USD 3 Month + 1.61%), 3.97%, 5/22/2030(d)	225	227
Huntington National Bank (The) 3.55%, 10/6/2023	510	528
Lloyds Banking Group plc (United Kingdom) (ICE LIBOR USD 3 Month + 1.21%), 3.57%, 11/7/2028(d)	265	256
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.76%, 7/26/2023	265	275
3.41%, 3/7/2024	155	159
National Australia Bank Ltd. (Australia) 3.70%, 11/4/2021	250	256
NatWest Markets plc (United Kingdom) 3.63%, 9/29/2022(a)	235	237
Regions Bank (ICE LIBOR USD 3 Month + 0.50%), 3.37%, 8/13/2021(d)	500	504
Royal Bank of Scotland Group plc (United Kingdom) (ICE LIBOR USD 3 Month + 1.55%), 4.52%, 6/25/2024(d)	1,125	1,154
Santander UK Group Holdings plc (United Kingdom) (ICE LIBOR USD 3 Month + 1.08%), 3.37%, 1/5/2024(d)	400	397
Societe Generale SA (France)
3.88%, 3/28/2024(a)	200	203
(USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 9/29/2025(a)(c)(d)(e)	200	214
SunTrust Bank
(ICE LIBOR USD 3 Month + 0.59%), 3.50%, 8/2/2022(d)	470	479
(ICE LIBOR USD 3 Month + 0.74%), 3.69%, 8/2/2024(d)	225	233
3.30%, 5/15/2026	200	201
UBS Group Funding Switzerland AG (Switzerland)
3.49%, 5/23/2023(a)	400	405
(USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025(c)(d)(e)(f)	200	212
Wells Fargo & Co.
3.07%, 1/24/2023	995	1,002
3.75%, 1/24/2024	95	99
Series S, (ICE LIBOR USD 3 Month + 3.11%), 5.90%, 6/15/2024(c)(d)(e)	140	144
4.15%, 1/24/2029	185	195
4.40%, 6/14/2046	215	222
Westpac Banking Corp. (Australia) (USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031(d)	235	239

		21,867

Beverages — 1.7%
Anheuser-Busch Cos. LLC (Belgium) 4.90%, 2/1/2046	60	62
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.15%, 1/23/2025	50	53
4.38%, 4/15/2038	580	575
4.60%, 4/15/2048	100	100
4.44%, 10/6/2048	445	432
Keurig Dr Pepper, Inc. 2.55%, 9/15/2026	635	593

		1,815

Biotechnology — 1.1%
AbbVie, Inc. 4.25%, 11/14/2028	315	326
Celgene Corp.
3.88%, 8/15/2025	152	160
3.45%, 11/15/2027	290	295
4.55%, 2/20/2048	75	82
Gilead Sciences, Inc.
4.00%, 9/1/2036	125	128
4.15%, 3/1/2047	140	139

		1,130

Building Products — 0.1%
Owens Corning 4.30%, 7/15/2047	35	29
Standard Industries, Inc. 4.75%, 1/15/2028(a)	75	72

		101

Capital Markets — 7.3%
Bank of New York Mellon Corp. (The) (ICE LIBOR USD 3 Month + 0.63%), 2.66%, 5/16/2023(d)	140	140
Credit Suisse Group AG (Switzerland) (ICE LIBOR USD 3 Month + 1.24%), 4.21%, 6/12/2024(a)(d)	1,000	1,035
Goldman Sachs Group, Inc. (The) 2.35%, 11/15/2021	830	822

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
Series P, (ICE LIBOR USD 3 Month + 2.87%), 5.00%, 11/10/2022(c)(d)(e)		124	117
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023(d)		300	300
3.50%, 11/16/2026		1,055	1,058
3.85%, 1/26/2027		845	863
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038(d)		150	149
ING Bank NV (Netherlands) 2.05%, 8/15/2021(a)		355	351
Macquarie Group Ltd. (Australia) (ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028(a)(d)		215	214
Morgan Stanley
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024(d)		1,240	1,278
1.88%, 4/27/2027	EUR	200	236
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028(d)		490	495
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029(d)		260	265
(ICE LIBOR USD 3 Month + 1.63%), 4.43%, 1/23/2030(d)		105	113
(ICE LIBOR USD 3 Month + 1.46%), 3.97%, 7/22/2038(d)		70	70
State Street Corp. (ICE LIBOR USD 3 Month + 0.64%), 2.65%, 5/15/2023(d)		79	79

			7,585

Chemicals — 0.9%
Celanese US Holdings LLC 3.50%, 5/8/2024		195	197
Mosaic Co. (The) 4.05%, 11/15/2027		331	334
Nutrien Ltd. (Canada) 3.00%, 4/1/2025		425	419

			950

Commercial Services & Supplies — 0.5%
Aramark Services, Inc. 5.00%, 2/1/2028(a)		50	49
Waste Management, Inc.
2.95%, 6/15/2024		200	203
3.20%, 6/15/2026		115	117
3.45%, 6/15/2029		195	199

			568

Communications Equipment — 0.2%
CommScope Technologies LLC 6.00%, 6/15/2025(a)		100	91
Plantronics, Inc. 5.50%, 5/31/2023(a)		100	99

			190

Construction Materials — 0.1%
Martin Marietta Materials, Inc. 4.25%, 12/15/2047		85	77

Consumer Finance — 1.2%
AerCap Ireland Capital DAC (Ireland)
3.50%, 1/15/2025		265	261
3.65%, 7/21/2027		300	288
American Express Co.
3.40%, 2/27/2023		205	210
3.70%, 8/3/2023		115	119
General Motors Financial Co., Inc.
3.85%, 1/5/2028		155	145
5.65%, 1/17/2029		185	194

			1,217

Containers & Packaging — 0.0%(g)
International Paper Co. 4.35%, 8/15/2048		50	46

Diversified Financial Services — 2.2%
EDP Finance BV (Portugal) 3.63%, 7/15/2024(a)		200	201
GE Capital International Funding Co. Unlimited Co.
2.34%, 11/15/2020		270	268
3.37%, 11/15/2025		245	243
4.42%, 11/15/2035		400	380
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan) 3.41%, 2/28/2022(a)		305	310
National Rural Utilities Cooperative Finance Corp. 4.30%, 3/15/2049		105	116
Shell International Finance BV (Netherlands)
2.88%, 5/10/2026		189	189
3.75%, 9/12/2046		60	61
Siemens Financieringsmaatschappij NV (Germany) 3.25%, 5/27/2025(a)		500	509

			2,277

Diversified Telecommunication Services — 3.8%
AT&T, Inc.
4.35%, 3/1/2029		160	167
4.30%, 2/15/2030		140	145
4.30%, 12/15/2042		510	484
4.35%, 6/15/2045		295	279
4.75%, 5/15/2046		105	105
Bell Canada, Inc. (Canada) 4.30%, 7/29/2049		130	135
CCO Holdings LLC 5.13%, 5/1/2027(a)		200	200
Deutsche Telekom International Finance BV (Germany) 4.38%, 6/21/2028(a)		150	159
Sprint Capital Corp. 8.75%, 3/15/2032		200	229
Telefonica Emisiones SA (Spain) 4.67%, 3/6/2038		325	319
Verizon Communications, Inc. 4.33%, 9/21/2028		550	595

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
4.02%, 12/3/2029(a)	345	365
4.40%, 11/1/2034	85	90
4.27%, 1/15/2036	101	105
3.85%, 11/1/2042	445	431
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 8/15/2026(a)	200	201

		4,009

Electric Utilities — 7.4%
Cleveland Electric Illuminating Co. (The) 4.55%, 11/15/2030(a)	105	113
Commonwealth Edison Co.
3.70%, 3/1/2045	65	64
3.65%, 6/15/2046	220	219
Connecticut Light & Power Co. (The) 4.00%, 4/1/2048	60	64
Duke Energy Indiana LLC 3.75%, 5/15/2046	288	287
Duke Energy Ohio, Inc. 4.30%, 2/1/2049	70	76
Duke Energy Progress LLC 3.45%, 3/15/2029	60	62
Duquesne Light Holdings, Inc. 3.62%, 8/1/2027(a)	237	236
Electricite de France SA (France) 4.50%, 9/21/2028(a)	280	297
Emera US Finance LP (Canada)
2.70%, 6/15/2021	530	528
3.55%, 6/15/2026	265	267
Emera, Inc. (Canada) Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076(d)	200	215
Enel Finance International NV (Italy) 3.50%, 4/6/2028(a)	320	298
Entergy Louisiana LLC
2.40%, 10/1/2026	200	192
4.20%, 9/1/2048	95	102
Entergy Mississippi LLC 2.85%, 6/1/2028	225	223
Entergy Texas, Inc. 4.00%, 3/30/2029	140	148
Exelon Corp.
3.50%, 6/1/2022(h)	58	59
3.40%, 4/15/2026	390	394
FirstEnergy Transmission LLC 4.55%, 4/1/2049(a)	120	126
Fortis, Inc. (Canada) 3.06%, 10/4/2026	103	100
ITC Holdings Corp. 3.25%, 6/30/2026	475	478
Jersey Central Power & Light Co. 4.30%, 1/15/2026(a)	345	365
MidAmerican Energy Co. 4.25%, 7/15/2049	80	88
NextEra Energy Capital Holdings, Inc.
3.15%, 4/1/2024	270	273
3.50%, 4/1/2029	120	123
Ohio Power Co. 4.00%, 6/1/2049	110	114
PacifiCorp 4.13%, 1/15/2049	175	186
Pennsylvania Electric Co. 3.60%, 6/1/2029(a)	280	283
Potomac Electric Power Co. 3.60%, 3/15/2024	120	125
Sierra Pacific Power Co. 2.60%, 5/1/2026	520	508
Southern California Edison Co.
Series D, 3.40%, 6/1/2023	220	223
Series E, 3.70%, 8/1/2025	225	230
Series A, 4.20%, 3/1/2029	65	68
Series C, 3.60%, 2/1/2045	135	122
Southwestern Electric Power Co. Series J, 3.90%, 4/1/2045	180	178
Southwestern Public Service Co. 3.70%, 8/15/2047	110	111
Tampa Electric Co. 4.45%, 6/15/2049	45	48
Union Electric Co. 3.50%, 3/15/2029	135	140

		7,733

Electronic Equipment, Instruments & Components — 0.1%
Anixter, Inc. 6.00%, 12/1/2025(a)	100	106

Energy Equipment & Services — 1.0%
Baker Hughes a GE Co. LLC 3.34%, 12/15/2027	375	368
Halliburton Co. 4.85%, 11/15/2035	145	155
Schlumberger Holdings Corp.
4.00%, 12/21/2025(a)	21	22
3.90%, 5/17/2028(a)	475	479

		1,024

Entertainment — 0.7%
TWDC Enterprises 18 Corp. 3.00%, 7/30/2046	125	113
Viacom, Inc. 4.38%, 3/15/2043	80	74
Warner Media LLC
2.95%, 7/15/2026	170	165
3.80%, 2/15/2027	325	332

		684

Equity Real Estate Investment Trusts (REITs) — 2.4%
Alexandria Real Estate Equities, Inc. 3.80%, 4/15/2026	30	31
American Tower Corp.
3.13%, 1/15/2027	327	318
3.60%, 1/15/2028	143	143
3.95%, 3/15/2029	150	152
AvalonBay Communities, Inc. 3.45%, 6/1/2025	180	185

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
EPR Properties 4.95%, 4/15/2028	185	198
ESH Hospitality, Inc. 5.25%, 5/1/2025(a)	75	75
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028(a)	200	200
HCP, Inc. 4.20%, 3/1/2024	270	282
Liberty Property LP 4.38%, 2/1/2029	95	101
UDR, Inc. 2.95%, 9/1/2026	170	166
Welltower, Inc.
3.63%, 3/15/2024	440	453
4.00%, 6/1/2025	165	173

		2,477

Food & Staples Retailing — 0.4%
Kroger Co. (The) 3.88%, 10/15/2046	309	268
Walmart, Inc. 3.63%, 12/15/2047	110	112

		380

Food Products — 0.6%
Campbell Soup Co. 3.80%, 8/2/2042	225	189
Kraft Heinz Foods Co.
5.20%, 7/15/2045	65	64
4.38%, 6/1/2046	225	198
Tyson Foods, Inc. 4.55%, 6/2/2047	150	149

		600

Gas Utilities — 0.6%
KeySpan Gas East Corp. 2.74%, 8/15/2026(a)	280	271
Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029	230	233
Southern California Gas Co. Series VV, 4.30%, 1/15/2049	90	100

		604

Health Care Equipment & Supplies — 1.6%
Becton Dickinson and Co. 3.36%, 6/6/2024	775	786
Boston Scientific Corp.
3.75%, 3/1/2026	290	301
4.55%, 3/1/2039	90	96
4.70%, 3/1/2049	115	126
Hill-Rom Holdings, Inc. 5.75%, 9/1/2023(a)	75	77
Medtronic, Inc. 4.38%, 3/15/2035	255	284

		1,670

Health Care Providers & Services — 3.4%
Aetna, Inc.
2.75%, 11/15/2022	163	163
3.88%, 8/15/2047	150	130
Anthem, Inc.
3.50%, 8/15/2024	100	102
3.65%, 12/1/2027	360	363
4.38%, 12/1/2047	190	190
Cigna Corp.
3.40%, 9/17/2021(a)	222	225
4.38%, 10/15/2028(a)	445	467
CVS Health Corp.
4.10%, 3/25/2025	30	31
2.88%, 6/1/2026	315	302
4.30%, 3/25/2028	240	247
4.78%, 3/25/2038	150	150
5.05%, 3/25/2048	145	147
HCA, Inc.
5.88%, 2/15/2026	175	185
4.50%, 2/15/2027	205	212
5.50%, 6/15/2047	110	116
Tenet Healthcare Corp. 4.63%, 7/15/2024	160	159
UnitedHealth Group, Inc. 3.10%, 3/15/2026	335	339

		3,528

Health Care Technology — 0.2%
IQVIA, Inc. 5.00%, 10/15/2026(a)	200	204

Hotels, Restaurants & Leisure — 0.7%
Darden Restaurants, Inc. 4.55%, 2/15/2048	25	25
Hilton Domestic Operating Co., Inc. 5.13%, 5/1/2026	100	100
McDonald’s Corp.
3.70%, 2/15/2042	90	85
3.63%, 5/1/2043	310	289
MGM Resorts International 4.63%, 9/1/2026	175	170
Starbucks Corp. 3.75%, 12/1/2047	105	98

		767

Household Products — 0.3%
Reckitt Benckiser Treasury Services plc (United Kingdom) 2.38%, 6/24/2022(a)	270	268
Spectrum Brands, Inc. 5.75%, 7/15/2025	75	76

		344

Independent Power and Renewable Electricity Producers — 0.1%
NRG Energy, Inc. 4.45%, 6/15/2029(a)	120	123

Industrial Conglomerates — 0.7%
General Electric Co.
2.70%, 10/9/2022	130	129
3.10%, 1/9/2023	125	125
4.13%, 10/9/2042	485	432
4.50%, 3/11/2044	30	28

		714

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Insurance — 3.9%
American International Group, Inc. 3.88%, 1/15/2035	360	346
Berkshire Hathaway Finance Corp.
4.20%, 8/15/2048	175	187
4.25%, 1/15/2049	80	86
Harborwalk Funding Trust (ICE LIBOR USD 3 Month + 3.19%), 5.08%, 2/15/2069(a)(d)	155	169
Jackson National Life Global Funding 3.88%, 6/11/2025(a)	200	212
Lincoln National Corp. 3.80%, 3/1/2028	230	237
MetLife, Inc.
6.40%, 12/15/2036	150	166
4.13%, 8/13/2042	35	36
Metropolitan Life Global Funding I 3.45%, 10/9/2021(a)	550	560
Pricoa Global Funding I 3.45%, 9/1/2023(a)	590	610
Protective Life Global Funding 2.16%, 9/25/2020(a)	495	493
Prudential Financial, Inc.
(ICE LIBOR USD 3 Month + 3.92%), 5.63%, 6/15/2043(d)	200	207
3.91%, 12/7/2047	35	35
Reliance Standard Life Global Funding II 3.85%, 9/19/2023(a)	390	402
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049(a)(d)	200	207
Travelers Cos., Inc. (The) 4.10%, 3/4/2049	90	96

		4,049

Internet & Direct Marketing Retail — 0.2%
Amazon.com, Inc.
3.15%, 8/22/2027	155	159
4.05%, 8/22/2047	80	87

		246

IT Services — 1.4%
Fidelity National Information Services, Inc. 3.75%, 5/21/2029	360	368
International Business Machines Corp.
2.80%, 5/13/2021	265	266
2.85%, 5/13/2022	360	363
3.00%, 5/15/2024	225	227
Mastercard, Inc.
2.95%, 6/1/2029	120	121
3.65%, 6/1/2049	65	66

		1,411

Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc. 2.95%, 9/19/2026	205	202

Media — 2.8%
CBS Corp. 3.38%, 2/15/2028	116	112
Charter Communications Operating LLC
3.75%, 2/15/2028	130	127
5.75%, 4/1/2048	75	79
Clear Channel Worldwide Holdings, Inc. Series B, 6.50%, 11/15/2022	200	204
Comcast Corp.
2.35%, 1/15/2027	705	673
3.20%, 7/15/2036	495	462
3.90%, 3/1/2038	190	193
3.40%, 7/15/2046	340	309
Cox Communications, Inc.
4.60%, 8/15/2047(a)	145	144
Discovery Communications LLC
5.30%, 5/15/2049	80	80
DISH DBS Corp.
5.88%, 11/15/2024	100	90
Fox Corp.
4.03%, 1/25/2024(a)	56	59
5.48%, 1/25/2039(a)	60	68
Time Warner Cable LLC
5.50%, 9/1/2041	130	130
4.50%, 9/15/2042	195	173

		2,903

Metals & Mining — 0.4%
Glencore Funding LLC (Switzerland)
4.13%, 3/12/2024(a)	140	143
4.88%, 3/12/2029(a)	145	147
Newcrest Finance Pty. Ltd. (Australia) 4.20%, 10/1/2022(a)	150	155

		445

Multi-Utilities — 0.8%
Berkshire Hathaway Energy Co. 4.45%, 1/15/2049	70	76
Consolidated Edison Co. of New York, Inc. 3.85%, 6/15/2046	45	45
Dominion Energy, Inc.
3.90%, 10/1/2025	230	242
Series D, 2.85%, 8/15/2026	279	272
San Diego Gas & Electric Co. Series TTT, 4.10%, 6/15/2049	170	170

		805

Oil, Gas & Consumable Fuels — 6.4%
Apache Corp. 4.38%, 10/15/2028	155	158
Boardwalk Pipelines LP 4.80%, 5/3/2029	150	151
BP Capital Markets America, Inc.
3.41%, 2/11/2026	185	190
3.02%, 1/16/2027	587	582

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Buckeye Partners LP 5.60%, 10/15/2044	115	101
Canadian Natural Resources Ltd. (Canada) 3.85%, 6/1/2027	465	470
Cenovus Energy, Inc. (Canada) 5.25%, 6/15/2037	105	103
Columbia Pipeline Group, Inc. 4.50%, 6/1/2025	390	417
Enbridge, Inc. (Canada) 3.50%, 6/10/2024	200	205
Energy Transfer Operating LP
4.75%, 1/15/2026	145	151
4.20%, 4/15/2027	220	223
5.15%, 2/1/2043	190	183
Eni SpA (Italy)
Series X-R, 4.75%, 9/12/2028(a)	205	218
4.25%, 5/9/2029(a)	200	204
Enterprise Products Operating LLC 4.25%, 2/15/2048	150	147
EQM Midstream Partners LP 4.00%, 8/1/2024	140	137
Kinder Morgan, Inc. 5.30%, 12/1/2034	240	262
Marathon Petroleum Corp. 4.75%, 9/15/2044	143	144
MPLX LP
4.50%, 4/15/2038	120	114
4.70%, 4/15/2048	125	119
Noble Energy, Inc.
3.90%, 11/15/2024	145	149
3.85%, 1/15/2028	261	262
5.25%, 11/15/2043	95	98
Occidental Petroleum Corp. 3.00%, 2/15/2027	410	398
ONEOK Partners LP 4.90%, 3/15/2025	245	263
Phillips 66 4.88%, 11/15/2044	119	130
Phillips 66 Partners LP 4.90%, 10/1/2046	120	123
Spectra Energy Partners LP 3.50%, 3/15/2025	110	112
Sunoco Logistics Partners Operations LP
4.00%, 10/1/2027	105	104
5.35%, 5/15/2045	135	135
TransCanada PipeLines Ltd. (Canada)
4.25%, 5/15/2028	265	278
5.10%, 3/15/2049	220	240
Western Midstream Operating LP
5.45%, 4/1/2044	85	80
5.30%, 3/1/2048	30	28

		6,679

Pharmaceuticals — 4.3%
Allergan Funding SCS 3.80%, 3/15/2025	185	186
AstraZeneca plc (United Kingdom)
3.50%, 8/17/2023	115	119
4.00%, 1/17/2029	105	111
4.38%, 11/16/2045	45	47
Bausch Health Cos., Inc. 5.50%, 11/1/2025(a)	170	171
Bristol-Myers Squibb Co.
2.90%, 7/26/2024(a)	185	187
3.40%, 7/26/2029(a)	190	195
4.13%, 6/15/2039(a)	75	78
4.25%, 10/26/2049(a)	65	69
Elanco Animal Health, Inc. 3.91%, 8/27/2021(a)	75	77
Eli Lilly & Co.
3.88%, 3/15/2039	140	148
3.95%, 3/15/2049	110	115
GlaxoSmithKline Capital plc (United Kingdom) 3.00%, 6/1/2024	430	436
Johnson & Johnson 3.40%, 1/15/2038	110	110
Merck & Co., Inc. 3.40%, 3/7/2029	115	119
Mylan, Inc. 5.20%, 4/15/2048	40	36
Novartis Capital Corp. (Switzerland)
3.40%, 5/6/2024	110	114
4.00%, 11/20/2045	115	123
Pfizer, Inc.
3.45%, 3/15/2029	520	541
4.00%, 3/15/2049	130	138
Roche Holdings, Inc. (Switzerland) 3.35%, 9/30/2024(a)	200	207
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	655	645
Zoetis, Inc.
4.50%, 11/13/2025	225	242
3.00%, 9/12/2027	230	226

		4,440

Road & Rail — 1.8%
Avis Budget Car Rental LLC 6.38%, 4/1/2024(a)	75	77
Avolon Holdings Funding Ltd. (Ireland)
3.95%, 7/1/2024(a)	69	69
4.38%, 5/1/2026(a)	65	65
Burlington Northern Santa Fe LLC 3.90%, 8/1/2046	270	276
CSX Corp.
3.25%, 6/1/2027	440	442
3.80%, 11/1/2046	210	203
Hertz Corp. (The) 5.50%, 10/15/2024(a)	50	42

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Norfolk Southern Corp.
2.90%, 6/15/2026	125	125
4.15%, 2/28/2048	175	181
Park Aerospace Holdings Ltd. (Ireland) 5.50%, 2/15/2024(a)	70	74
Union Pacific Corp.
3.60%, 9/15/2037	70	68
3.35%, 8/15/2046	175	158
4.30%, 3/1/2049	50	53

		1,833

Semiconductors & Semiconductor Equipment — 0.7%
Broadcom Corp.
3.13%, 1/15/2025	240	228
3.88%, 1/15/2027	125	119
3.50%, 1/15/2028	130	119
Entegris, Inc. 4.63%, 2/10/2026(a)	100	99
Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026(a)	200	208

		773

Software — 1.7%
Microsoft Corp.
3.50%, 2/12/2035	270	279
3.45%, 8/8/2036	435	444
3.70%, 8/8/2046	120	125
Oracle Corp.
2.65%, 7/15/2026	215	212
3.90%, 5/15/2035	235	243
3.80%, 11/15/2037	170	171
4.00%, 11/15/2047	300	303

		1,777

Specialty Retail — 0.5%
Home Depot, Inc. (The) 3.90%, 6/15/2047	110	114
Lowe’s Cos., Inc.
3.65%, 4/5/2029	120	121
3.70%, 4/15/2046	165	148
4.05%, 5/3/2047	165	155

		538

Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc.
2.50%, 2/9/2025	82	81
3.45%, 2/9/2045	215	204
3.75%, 11/13/2047	270	270
Dell International LLC
6.02%, 6/15/2026(a)	87	94
4.90%, 10/1/2026(a)	171	175

		824

Thrifts & Mortgage Finance — 0.8%
BPCE SA (France) 3.25%, 1/11/2028(a)	250	249
Nationwide Building Society (United Kingdom)
(ICE LIBOR USD 3 Month + 1.18%), 3.62%, 4/26/2023(a)(d)	360	364
(ICE LIBOR USD 3 Month + 1.39%), 4.36%, 8/1/2024(a)(d)	200	205

		818

Tobacco — 2.0%
Altria Group, Inc.
4.80%, 2/14/2029	415	434
3.88%, 9/16/2046	170	142
BAT Capital Corp. (United Kingdom)
3.56%, 8/15/2027	130	125
4.39%, 8/15/2037	415	379
4.54%, 8/15/2047	110	99
Philip Morris International, Inc.
2.13%, 5/10/2023	535	524
3.38%, 8/15/2029	175	176
3.88%, 8/21/2042	165	158

		2,037

Trading Companies & Distributors — 0.4%
Air Lease Corp. 3.63%, 12/1/2027	365	352
United Rentals North America, Inc. 5.50%, 5/15/2027	100	101

		453

Wireless Telecommunication Services — 0.9%
America Movil SAB de CV (Mexico) 3.63%, 4/22/2029	235	239
T-Mobile USA, Inc. 6.50%, 1/15/2026	100	105
Vodafone Group plc (United Kingdom)
4.38%, 5/30/2028	470	490
5.25%, 5/30/2048	95	99

		933

TOTAL CORPORATE BONDS (Cost $94,445)		97,967

U.S. TREASURY OBLIGATIONS — 0.8%
U.S. Treasury Bonds
3.38%, 11/15/2048	728	849
3.00%, 2/15/2049	7	8

TOTAL U.S. TREASURY OBLIGATIONS (Cost $796)		857

ASSET-BACKED SECURITIES — 0.3%
Air Canada Pass-Through Trust (Canada) Series 2017-1, Class AA, 3.30%, 1/15/2030(a)	136	137
Delta Air Lines Pass-Through Trust Series 2019-1, Class AA, 3.20%, 4/25/2024	160	164

TOTAL ASSET-BACKED SECURITIES (Cost $291)		301

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)	Value (000)
SHORT-TERM INVESTMENTS — 7.4%
INVESTMENT COMPANIES — 7.1%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.43%(i)(j) (Cost $7,371)	7,369	7,371

	Principal Amount (000)
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bills 2.38%, 8/8/2019(k)(l) (Cost $283)	284	283

TOTAL SHORT-TERM INVESTMENTS (Cost $7,654)		7,654

Total Investments — 102.7% (Cost $103,186)		106,779
Liabilities in Excess of Other Assets — (2.7%)		(2,783)

Net Assets — 100.0%		103,996

Percentages indicated are based on net assets.

Abbreviations

EUR	Euro
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
USD	United States Dollar
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(c)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2019.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2019.
(e)	Security is an interest bearing note with preferred security characteristics.
(f)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(g)	Amount rounds to less than 0.1% of net assets.
(h)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2019.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of May 31, 2019.
(k)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(l)	The rate shown is the effective yield as of May 31, 2019.

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Futures contracts outstanding as of May 31, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	34	09/2019	USD	7,300	30
U.S. Treasury Long Bond	15	09/2019	USD	2,308	52
U.S. Treasury Ultra Bond	27	09/2019	USD	4,756	152

					234

Short Contracts
Euro-Bund	(1)	09/2019	EUR	(191)	— (a)
U.S. Treasury 5 Year Note	(23)	09/2019	USD	(2,700)	(14)
U.S. Treasury 10 Year Note	(59)	09/2019	USD	(7,481)	(83)
U.S. Treasury 10 Year Ultra Note	(29)	09/2019	USD	(3,962)	(54)

					(151)

					83

Abbreviations

EUR	Euro
USD	United States Dollar

(a)	Amount rounds to less than one thousand.

Forward foreign currency exchange contracts outstanding as of May 31, 2019 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	212	USD	237	Citibank, NA	6/5/2019	—	(a)
USD	242	EUR	216	Goldman Sachs International	6/5/2019	—	(a)
USD	1	EUR	1	TD Bank Financial Group	6/5/2019	—	(a)

Total unrealized appreciation						—	(a)

EUR	5	USD	6	TD Bank Financial Group	6/5/2019	—	(a)
USD	237	EUR	212	Citibank, NA	7/3/2019	—	(a)
USD	2	EUR	1	State Street Corp.	7/3/2019	—	(a)

Total unrealized depreciation						—	(a)

Net unrealized appreciation						—	(a)

Abbreviations

EUR	Euro
USD	United States Dollar

(a)	Amount rounds to less than one thousand.

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Centrally Cleared Interest rate swap contracts outstanding as of May 31, 2019 (amounts in thousands):

Floating Rate Index(a)	Fixed Rate	Pay/Receive Floating Rate	Maturity Date	Notional Amount	Upfront Payments (Receipts) ($)	Value and Unrealized Appreciation (Depreciation) ($)
3 month LIBOR quarterly	2.30 semi-annually	Pay	4/19/2024	USD 5,140	—	38

					—	38

3 month LIBOR quarterly	2.63 semi-annually	Receive	4/19/2032	USD 1,120	—	(36)

					—	(36)

					—	2

Abbreviations

LIBOR	London Interbank Offered Rate
USD	United States Dollar

(a)	Value of floating rate index at May 31, 2019 was 2.50%.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$7,371	$99,408		$—	$106,779

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts(a)	$—	$—	(b)	$—	$— (b)
Futures Contracts(a)	234	—		—	234
Swaps(a)	—	38		—	38

Total Appreciation in Other Financial Instruments	$234	$38		$—	$272

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts(a)	$—	$—	(b)	$—	$— (b)
Futures Contracts(a)	(151)	—		—	(151)
Swaps(a)	—	(36)		—	(36)

Total Depreciation in Other Financial Instruments	$(151)	$(36)		$—	$(187)

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Level 2 consists of U.S. Treasury Bills held as initial margin for futures contracts.

(b)	Amount rounds to less than one thousand.

There were no transfers into and out of level 3 for the period ended May 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Included in the purchases and sales amounts in the table below are exchanges between certain share classes of the Underlying Funds. Amounts in the table below are in thousands.

Corporate Bond Fund

For the period ended May 31, 2019

Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2019	Shares at May 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.43%(a)(b)	$2,766	$23,304	$18,699	$—	(c)	$—	$7,371	7,369	$18	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2019.
(c)	Amount rounds to less than one thousand.

C. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Swaps — The Fund engaged in various swap transactions, including interest rate, to manage interest rate (e.g., duration, yield curve) risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, non-deliverable forward foreign currency exchange contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A, an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over-the-counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for OTC Swaps.

JPMorgan Corporate Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Interest Rate Swaps

The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically based on a fixed interest rate.

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
CORPORATE BONDS — 89.5%
Argentina — 1.8%
Aeropuertos Argentina 2000 SA 6.88%, 2/1/2027(a)	591	566
Agua y Saneamientos Argentinos SA 6.63%, 2/1/2023(b)	2,180	1,388
Arcor SAIC 6.00%, 7/6/2023(a)	1,099	1,050
Pampa Energia SA 7.50%, 1/24/2027(b)	515	451
YPF SA
8.50%, 3/23/2021(b)	240	234
6.95%, 7/21/2027(b)	665	570

		4,259

Bahrain — 0.6%
Batelco International Finance No. 1 Ltd. 4.25%, 5/1/2020(b)	1,300	1,294

Brazil — 8.3%
Banco ABC Brasil SA 7.88%, 4/8/2020(b)	990	1,024
Banco do Brasil SA 5.88%, 1/26/2022(b)	370	387
(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.40%), 6.25%, 4/15/2024(b)(c)(d)(e)	889	799
(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 6.36%), 9.00%, 6/18/2024(b)(c)(d)(e)	1,330	1,417
4.63%, 1/15/2025(b)	921	932
Braskem America Finance Co. 7.13%, 7/22/2041(b)	1,062	1,204
Cemig Geracao e Transmissao SA 9.25%, 12/5/2024(a)	3,100	3,437
Hidrovias International Finance SARL 5.95%, 1/24/2025(a)	730	718
Itau Unibanco Holding SA
6.20%, 12/21/2021(b)	1,070	1,131
5.13%, 5/13/2023(b)	470	490
JSL Europe SA 7.75%, 7/26/2024(a)	1,090	1,079
Klabin Austria GmbH 7.00%, 4/3/2049(a)	1,110	1,111
Light Servicos de Eletricidade SA 7.25%, 5/3/2023(a)	386	392
Petrobras Global Finance BV
6.25%, 3/17/2024	1,060	1,148
5.30%, 1/27/2025	630	654
6.00%, 1/27/2028	1,074	1,106
7.25%, 3/17/2044	120	127
6.85%, 6/5/2115	570	556
Suzano Austria GmbH 7.00%, 3/16/2047(a)	330	355
Votorantim Cimentos International SA 7.25%, 4/5/2041(b)	991	1,117

		19,184

Canada — 0.4%
Gran Tierra Energy International Holdings Ltd. 6.25%, 2/15/2025(a)	960	910

Chile — 1.5%
Celulosa Arauco y Constitucion SA
5.50%, 11/2/2047	400	407
5.50%, 4/30/2049(a)	750	755
Cencosud SA 4.38%, 7/17/2027(b)	600	575
Corp. Nacional del Cobre de Chile 3.63%, 8/1/2027(b)	430	437
Empresa Electrica Angamos SA 4.88%, 5/25/2029(b)	630	640
Empresa Nacional del Petroleo 5.25%, 11/6/2029(b)	380	416
SACI Falabella 4.38%, 1/27/2025(b)	219	226

		3,456

China — 12.2%
Agile Group Holdings Ltd. 6.70%, 3/7/2022(b)	1,110	1,129
Alibaba Group Holding Ltd.
3.60%, 11/28/2024	250	254
4.20%, 12/6/2047	260	260
Azure Orbit IV International Finance Ltd. 3.75%, 1/25/2023(b)	1,170	1,186
Bluestar Finance Holdings Ltd. 4.38%, 6/11/2020(b)	1,370	1,385
CCB Life Insurance Co. Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 4.50%, 4/21/2077(b)(d)	1,909	1,799
CCCI Treasure Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 7.19%), 3.50%, 4/21/2020(b)(c)(d)(e)	1,330	1,327
CDBL Funding 1 4.25%, 12/2/2024(b)	431	447
CDBL Funding 2 3.00%, 8/1/2022(b)	1,406	1,399
China Aoyuan Group Ltd. 8.50%, 1/23/2022(b)	1,080	1,126
China Life Insurance Co. Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.29%), 4.00%, 7/3/2075(b)(d)	1,611	1,599
Chouzhou International Investment Ltd. 4.00%, 12/5/2020(b)	1,060	1,051

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
CIFI Holdings Group Co. Ltd. 6.38%, 5/2/2020(b)	550	556
CNAC HK Finbridge Co. Ltd. 4.88%, 3/14/2025(b)	1,030	1,088
Country Garden Holdings Co. Ltd. 7.25%, 4/4/2021(b)	200	203
GCL New Energy Holdings Ltd. 7.10%, 1/30/2021(b)	2,300	2,051
Greenland Global Investment Ltd. 7.88%, 10/24/2020(b)	660	677
Haitian BVI International Investment Development Ltd. 3.88%, 12/12/2020(b)	1,040	1,029
Hong Kong Red Star Macalline Universal Home Furnishings Ltd. 3.38%, 9/21/2022(b)	1,186	1,093
Hongkong International Qingdao Co. Ltd. 4.25%, 12/4/2022(b)	1,720	1,640
Huarong Finance 2017 Co. Ltd. 4.25%, 11/7/2027(b)	250	247
Huarong Finance II Co. Ltd. 5.50%, 1/16/2025(b)	742	799
Hubei Science & Technology Investment Group Hong Kong Ltd. 4.38%, 3/5/2021(b)	1,040	1,031
Sino-Ocean Land Treasure III Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.26%), 4.90%, 9/21/2022(b)(c)(d)(e)	770	669
Tencent Holdings Ltd.
3.60%, 1/19/2028(b)	290	286
3.98%, 4/11/2029(a)	690	696
Times China Holdings Ltd.
6.25%, 1/17/2021(b)	870	870
7.63%, 2/21/2022(b)	1,100	1,128
Yuzhou Properties Co. Ltd. 8.63%, 1/23/2022(b)	1,080	1,118

		28,143

Colombia — 4.3%
Banco GNB Sudameris SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.56%), 6.50%, 4/3/2027(a)(d)	114	119
Bancolombia SA 5.95%, 6/3/2021(f)	1,070	1,123
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.93%), 4.88%, 10/18/2027(d)	870	878
Ecopetrol SA
5.38%, 6/26/2026	2,600	2,770
7.38%, 9/18/2043	30	36
5.88%, 5/28/2045	1,921	1,966
Geopark Ltd. 6.50%, 9/21/2024(a)	1,230	1,236
Millicom International Cellular SA 6.25%, 3/25/2029(a)	870	909
Transportadora de Gas Internacional SA ESP 5.55%, 11/1/2028(a)	720	787

		9,824

Congo, Democratic Republic of the — 0.6%
HTA Group Ltd. 9.13%, 3/8/2022(a)	1,352	1,410

El Salvador — 0.3%
AES El Salvador Trust II 6.75%, 3/28/2023(b)	801	775

		775

Guatemala — 1.0%
Comunicaciones Celulares SA 6.88%, 2/6/2024(b)	1,600	1,653
Energuate Trust
5.88%, 5/3/2027(a)	470	472
5.88%, 5/3/2027(b)	200	201

		2,326

Hong Kong — 5.9%
Bank of East Asia Ltd. (The) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.70%), 4.00%, 11/3/2026(b)(d)	1,580	1,593
China CITIC Bank International Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.25%), 4.62%, 2/28/2029(b)(d)	1,230	1,260
CK Hutchison Capital Securities Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.07%), 4.00%, 5/12/2022(b)(c)(d)(e)	850	838
CK Hutchison International Ltd. 3.63%, 4/11/2029(a)	1,620	1,646
CMB Wing Lung Bank Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.75%), 3.75%, 11/22/2027(b)(d)	690	682
LS Finance Ltd. 4.25%, 10/16/2022(b)	1,630	1,619
Nan Fung Treasury Ltd.
4.50%, 9/20/2022(b)	440	456
3.88%, 10/3/2027(b)	1,180	1,154
RKPF Overseas Ltd. 7.75%, 4/18/2021(b)	1,090	1,134
Sun Hung Kai Properties Capital Market Ltd. 3.75%, 2/25/2029(b)	1,130	1,173
WTT Investment Ltd. 5.50%, 11/21/2022(a)	2,090	2,143

		13,698

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
India — 4.1%
ABJA Investment Co. Pte. Ltd. 5.45%, 1/24/2028(b)	1,090	1,003
Azure Power Energy Ltd. 5.50%, 11/3/2022(a)	1,125	1,106
Canara Bank 3.88%, 3/28/2024(b)	1,150	1,158
Greenko Dutch BV 5.25%, 7/24/2024(a)	1,013	965
Indian Oil Corp. Ltd. 5.75%, 8/1/2023(b)	620	673
JSW Steel Ltd. 5.25%, 4/13/2022(b)	1,640	1,649
NTPC Ltd.
3.75%, 4/3/2024(b)	570	573
4.38%, 11/26/2024(b)	680	705
Oil India International Pte. Ltd. 4.00%, 4/21/2027(b)	1,180	1,174
Vedanta Resources Ltd. 6.38%, 7/30/2022(a)	390	374

		9,380

Indonesia — 2.0%
Indonesia Asahan Aluminium Persero PT 5.71%, 11/15/2023(a)	1,180	1,269
Listrindo Capital BV 4.95%, 9/14/2026(b)	200	192
LLPL Capital Pte. Ltd. 6.88%, 2/4/2039(a)	600	651
Medco Platinum Road Pte. Ltd. 6.75%, 1/30/2025(a)	590	572
Minejesa Capital BV 5.63%, 8/10/2037(a)	458	453
Pertamina Persero PT 6.45%, 5/30/2044(a)	600	686
SSMS Plantation Holdings Pte. Ltd. 7.75%, 1/23/2023(b)	910	839

		4,662

Israel — 2.9%
Israel Electric Corp. Ltd. 6.88%, 6/21/2023(b)	510	577
Series 6, 5.00%, 11/12/2024(b)	1,437	1,537
4.25%, 8/14/2028(b)	1,026	1,057
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/1/2026	3,156	2,399
4.10%, 10/1/2046	1,610	1,044

		6,614

Jamaica — 0.1%
Digicel Group One Ltd. 8.25%, 12/30/2022(a)	459	284

Kazakhstan — 0.3%
Nostrum Oil & Gas Finance BV
8.00%, 7/25/2022(a)	870	595
7.00%, 2/16/2025(b)	280	183

		778

Kuwait — 0.9%
Al Ahli Bank of Kuwait KSCP (USD Swap Semi 5 Year + 4.17%), 7.25%, 9/26/2023(b)(c)(d)(e)	910	948
Kuwait Projects Co. SPC Ltd. 4.50%, 2/23/2027(b)	1,162	1,128

		2,076

Luxembourg — 1.1%
Altice Financing SA 7.50%, 5/15/2026(b)	2,600	2,555

Macau — 1.7%
Sands China Ltd.
5.13%, 8/8/2025	1,080	1,134
5.40%, 8/8/2028	1,920	2,004
Studio City Co. Ltd. 7.25%, 11/30/2021(b)	720	744

		3,882

Malaysia — 0.9%
Gohl Capital Ltd. 4.25%, 1/24/2027(b)	920	933
RHB Bank Bhd. 3.77%, 2/19/2024(b)	1,130	1,161

		2,094

Mauritius — 0.3%
Neerg Energy Ltd. 6.00%, 2/13/2022(b)	800	774

Mexico — 6.5%
Alfa SAB de CV 6.88%, 3/25/2044(b)	630	685
Banco Mercantil del Norte SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.04%), 6.87%, 7/6/2022(a)(c)(d)(e)	1,012	1,032
BBVA Bancomer SA 6.50%, 3/10/2021(b)	1,960	2,050
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033(a)(d)	1,520	1,417
Cometa Energia SA de CV 6.38%, 4/24/2035(a)	1,092	1,097
Controladora Mabe SA de CV 5.60%, 10/23/2028(a)	780	808
Elementia SAB de CV
5.50%, 1/15/2025(b)	750	735
5.50%, 1/15/2025(a)	200	196
Fresnillo plc 5.50%, 11/13/2023(b)	690	738
Grupo KUO SAB de CV 5.75%, 7/7/2027(a)	930	908

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Grupo Televisa SAB 5.25%, 5/24/2049	1,180	1,166
Nemak SAB de CV 4.75%, 1/23/2025(b)	1,160	1,147
Petroleos Mexicanos
5.50%, 1/21/2021	2,220	2,281
6.38%, 2/4/2021	250	260
6.75%, 9/21/2047	450	406

		14,926

Morocco — 0.8%
OCP SA 6.88%, 4/25/2044(b)	1,600	1,782

Nigeria — 0.9%
IHS Netherlands Holdco BV 9.50%, 10/27/2021(a)	1,330	1,372
United Bank for Africa plc 7.75%, 6/8/2022(b)	722	753

		2,125

Norway — 0.3%
DNO ASA 8.75%, 5/31/2023(b)	800	813

Oman — 2.2%
Bank Muscat SAOG 3.75%, 5/3/2021(b)	1,700	1,673
National Bank of Oman SAOG 5.63%, 9/25/2023(b)	1,150	1,156
Oztel Holdings SPC Ltd. 6.63%, 4/24/2028(b)	2,300	2,229

		5,058

Panama — 0.5%
Banistmo SA 3.65%, 9/19/2022(a)	1,076	1,072

Paraguay — 0.2%
Telefonica Celular del Paraguay SA 5.88%, 4/15/2027(a)	560	576

Peru — 3.3%
Banco de Credito del Peru (ICE LIBOR USD 3 Month + 7.04%), 6.13%, 4/24/2027(b)(d)	530	568
Consorcio Transmantaro SA 4.70%, 4/16/2034(a)	1,184	1,218
Inkia Energy Ltd. 5.88%, 11/9/2027(a)	1,025	1,025
Nexa Resources SA 5.38%, 5/4/2027(a)	3,020	3,074
Southern Copper Corp. 5.88%, 4/23/2045	370	408
Transportadora de Gas del Peru SA 4.25%, 4/30/2028(b)	1,300	1,330

		7,623

Philippines — 0.5%
Rizal Commercial Banking Corp. 4.13%, 3/16/2023(b)	1,120	1,137

Qatar — 3.0%
ABQ Finance Ltd.
3.63%, 4/13/2021(b)	1,630	1,630
3.50%, 2/22/2022(b)	1,700	1,695
IBQ Finance Ltd. 3.50%, 11/25/2020(b)	1,020	1,019
Ooredoo International Finance Ltd. 3.25%, 2/21/2023(b)	240	241
QNB Finance Ltd. 2.13%, 9/7/2021(b)	2,410	2,359

		6,944

Saudi Arabia — 0.3%
Dar Al-Arkan Sukuk Co. Ltd. 6.88%, 4/10/2022(b)	640	623

Singapore — 2.2%
DBS Group Holdings Ltd. (USD ICE Swap Rate 5 Year + 1.59%), 4.52%, 12/11/2028(b)(d)	1,640	1,725
Olam International Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.29%), 5.35%, 7/20/2021(b)(c)(d)(e)	761	750
Parkway Pantai Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 4.25%, 7/27/2022(b)(c)(d)(e)	1,450	1,419
United Overseas Bank Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.50%), 3.75%, 4/15/2029(a)(d)	1,110	1,131

		5,025

South Africa — 1.4%
Eskom Holdings SOC Ltd. 5.75%, 1/26/2021(b)	810	808
FirstRand Bank Ltd. (USD Swap Semi 5 Year + 3.56%), 6.25%, 4/23/2028(b)(d)	550	566
Liquid Telecommunications Financing plc
8.50%, 7/13/2022(b)	670	648
8.50%, 7/13/2022(a)	448	434
SASOL Financing USA LLC 5.88%, 3/27/2024	750	790

		3,246

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
South Korea — 1.7%
Heungkuk Life Insurance Co. Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.47%), 4.48%, 11/9/2022(b)(c)(d)(e)	2,080	1,978
KEB Hana Bank 4.25%, 10/14/2024(b)	705	739
Shinhan Bank Co. Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.15%), 3.88%, 12/7/2026(b)(d)	635	645
Shinhan Financial Group Co. Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.05%), 5.87%, 8/13/2023(b)(c)(d)(e)	640	669

		4,031

Spain — 1.1%
AI Candelaria Spain SLU 7.50%, 12/15/2028(a)	1,260	1,328
International Airport Finance SA 12.00%, 3/15/2033(a)	1,060	1,147

		2,475

Taiwan — 0.8%
Competition Team Technologies Ltd. 3.75%, 3/12/2024(b)	1,820	1,840

Thailand — 1.3%
Siam Commercial Bank PCL
3.90%, 2/11/2024(b)	780	807
4.40%, 2/11/2029(b)	990	1,055
Thaioil Treasury Center Co. Ltd. 4.63%, 11/20/2028(b)	1,080	1,161

		3,023

Turkey — 4.0%
Akbank T.A.S.
5.00%, 10/24/2022(b)	1,120	1,021
(USD Swap Semi 5 Year + 4.03%), 6.80%, 4/27/2028(a)(d)	298	227
Coca-Cola Icecek A/S 4.22%, 9/19/2024(b)	740	706
KOC Holding A/S
5.25%, 3/15/2023(a)	880	834
5.25%, 3/15/2023(b)	600	568
Petkim Petrokimya Holding A/S 5.88%, 1/26/2023(a)	1,162	1,072
Ronesans Gayrimenkul Yatirim A/S 7.25%, 4/26/2023(a)(f)	1,567	1,303
Turk Telekomunikasyon A/S 6.88%, 2/28/2025(a)	1,242	1,172
Turkiye Garanti Bankasi A/S
5.25%, 9/13/2022(b)	880	822
(USD Swap Semi 5 Year + 4.22%), 6.13%, 5/24/2027(b)(d)	215	168
Turkiye Is Bankasi A/S
6.00%, 10/24/2022(b)	443	377
6.13%, 4/25/2024(b)	839	713
Turkiye Vakiflar Bankasi TAO 5.75%, 1/30/2023(b)	200	171

		9,154

Ukraine — 0.6%
Metinvest BV 8.50%, 4/23/2026(a)	1,390	1,382

United Arab Emirates — 6.7%
Abu Dhabi Crude Oil Pipeline LLC 3.65%, 11/2/2029(b)	210	215
Abu Dhabi National Energy Co. PJSC
3.63%, 1/12/2023(b)	200	203
3.88%, 5/6/2024(b)	2,180	2,221
ADCB Finance Cayman Ltd. 4.00%, 3/29/2023(a)	2,362	2,430
DP World plc 6.85%, 7/2/2037(b)	100	122
EA Partners I BV 6.88%, 9/28/2020(b)	1,620	664
EA Partners II BV 6.75%, 6/1/2021(b)(g)	1,551	673
Emirates NBD PJSC
3.25%, 11/14/2022(b)	880	877
(USD Swap Semi 6 Year + 3.66%), 6.13%, 3/20/2025(b)(c)(d)(e)	1,120	1,151
First Abu Dhabi Bank PJSC 3.00%, 3/30/2022(b)	260	260
MAF Global Securities Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.54%), 6.37%, 3/20/2026(b)(c)(d)(e)	2,100	2,034
Mashreqbank PSC 4.25%, 2/26/2024(b)	2,240	2,271
Union National Bank PJSC 4.00%, 3/13/2023(b)	2,270	2,301

		15,422

TOTAL CORPORATE BONDS (Cost $206,972)		206,655

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
SUPRANATIONAL — 2.1%
Africa Finance Corp. 4.38%, 4/17/2026(a)		1,390	1,397
African Export-Import Bank (The)
5.25%, 10/11/2023(b)		1,070	1,126
4.13%, 6/20/2024(b)		1,240	1,242
Arab Petroleum Investments Corp. 4.13%, 9/18/2023(a)		1,020	1,057

TOTAL SUPRANATIONAL (Cost $4,710)			4,822

FOREIGN GOVERNMENT SECURITIES — 1.1%
Argentina — 0.8%
Provincia de Buenos Aires 9.95%, 6/9/2021(b)		740	627
Republic of Argentina
5.63%, 1/26/2022		503	390
4.63%, 1/11/2023		323	240
6.88%, 1/26/2027		810	581

			1,838

India — 0.3%
Indian Railway Finance Corp. Ltd. 3.73%, 3/29/2024(b)		800	810

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $2,866)			2,648

CONVERTIBLE BONDS — 0.5%
United Arab Emirates — 0.5%
Aabar Investments PJSC 1.00%, 3/27/2022(b) (Cost $1,072)	EUR	1,100	1,100

		Shares (000)
COMMON STOCKS — 0.3%
Colombia — 0.3%
Frontera Energy Corp.*		44	441
Frontera Energy Corp.		23	233
Frontera Energy Corp.		2	16

TOTAL COMMON STOCKS (Cost $1,325)			690

		Principal Amount (000)
U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Notes 1.38%, 9/30/2019(h) (Cost $264)		265	264

SHORT-TERM INVESTMENTS — 5.3%

		Shares (000)
INVESTMENT COMPANIES — 5.3%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.43%(i)(j) (Cost $12,125)		12,122	12,126

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.4%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.33%(i)(j) (Cost $966)		966	966

Total Investments — 99.3% (Cost $230,300)			229,271
Other Assets Less Liabilities — 0.7%			1,530

Net Assets — 100.0%			230,801

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Abbreviations

EUR	Euro
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company
PT	Limited liability company
SPC	Special purpose company
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2019.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2019.
(e)	Security is an interest bearing note with preferred security characteristics.
(f)	The security or a portion of this security is on loan at May 31, 2019. The total value of securities on loan at May 31, 2019 is approximately $936,000.
(g)	Defaulted security.
(h)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of May 31, 2019.
*	Non-income producing security.

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Futures contracts outstanding as of May 31, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	38	09/2019	USD	8,159	31
U.S. Treasury 5 Year Note	82	09/2019	USD	9,628	74
U.S. Treasury 10 Year Note	79	09/2019	USD	10,017	113

					218

Short Contracts
U.S. Treasury Long Bond	(18)	09/2019	USD	(2,770)	(57)

					(57)

					161

Abbreviations

USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of May 31, 2019 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	899	EUR	800	Barclays Bank plc	6/17/2019	5

Net unrealized appreciation						5

Abbreviations

EUR	Euro
USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

•

Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$13,782	$215,489	$—	$229,271

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts (a)	$—	$5	$—	$5
Futures Contracts (a)	218	—	—	218

Total Appreciation in Other Financial Instruments	$218	$5	$—	$223

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(57)	$—	$—	$(57)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash.

There were no transfers into and out of level 3 for the period ended May 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended May 31, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2019	Shares at May 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.43% (a)(b)	$17,971	$33,068	$38,913	$1	$(1)	$12,126	12,122	$78	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.33% (a)(b)	1,063	1,961	2,058	—	—	966	966	10	—

Total	$19,034	$35,029	$40,971	$1	$(1)	$13,092		$88	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2019.

C. Derivatives — The Fund used derivative instruments including futures and forward foreign currency exchange contracts in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

JPMorgan Emerging Markets Corporate Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(1). Futures Contracts — The Fund used treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
FOREIGN GOVERNMENT SECURITIES — 71.8%
Albania — 0.2%
Republic of Albania 3.50%, 10/9/2025(a)	EUR	1,943	2,288

Angola — 1.5%
Republic of Angola
7.00%, 8/17/2019(b)		564	566
9.50%, 11/12/2025(b)		4,600	5,014
8.25%, 5/9/2028(b)		6,800	6,834
9.38%, 5/8/2048(b)		4,900	4,923

			17,337

Argentina — 2.2%
Provincia de Buenos Aires
5.75%, 6/15/2019(b)		1,450	1,448
9.95%, 6/9/2021(b)		1,608	1,363
Republic of Argentina
6.88%, 4/22/2021		3,800	3,145
5.88%, 1/11/2028		5,800	4,027
6.63%, 7/6/2028		6,350	4,472
8.28%, 12/31/2033		4,875	3,683
7.13%, 7/6/2036		1,349	924
7.63%, 4/22/2046		6,675	4,679
6.88%, 1/11/2048		2,531	1,693
7.13%, 6/28/2117		630	423

			25,857

Azerbaijan — 0.6%
Republic of Azerbaijan
4.75%, 3/18/2024(b)		4,055	4,213
3.50%, 9/1/2032(b)		2,900	2,620

			6,833

Bahrain — 0.3%
Kingdom of Bahrain
7.00%, 10/12/2028(b)		2,900	3,057
6.00%, 9/19/2044(b)		994	882

			3,939

Belarus — 0.2%
Republic of Belarus
6.88%, 2/28/2023(b)		1,239	1,298
6.20%, 2/28/2030(b)		1,500	1,498

			2,796

Bermuda — 0.3%
Government of Bermuda
4.85%, 2/6/2024(b)		1,529	1,637
3.72%, 1/25/2027(b)		1,800	1,807

			3,444

Bolivia, Plurinational State of — 0.4%
Plurinational State of Bolivia 4.50%, 3/20/2028(b)		4,400	4,189

Brazil — 2.7%
Federative Republic of Brazil
6.00%, 4/7/2026		619	689
4.63%, 1/13/2028		13,000	13,192
8.25%, 1/20/2034		3,350	4,293
5.00%, 1/27/2045		10,484	9,740
5.63%, 2/21/2047		3,800	3,804

			31,718

Chile — 0.2%
Republic of Chile 3.86%, 6/21/2047		2,200	2,274

Colombia — 2.5%
Republic of Colombia
8.13%, 5/21/2024		1,100	1,333
3.88%, 4/25/2027		7,100	7,196
4.50%, 3/15/2029		1,084	1,140
10.38%, 1/28/2033		673	1,039
5.00%, 6/15/2045		13,184	13,777
5.20%, 5/15/2049		4,300	4,588

			29,073

Costa Rica — 2.0%
Instituto Costarricense de Electricidad
6.95%, 11/10/2021(b)		900	904
6.38%, 5/15/2043(b)		3,072	2,454
Republic of Costa Rica
4.25%, 1/26/2023(b)		3,800	3,651
4.25%, 1/26/2023(b)		686	659
4.38%, 4/30/2025(b)		3,428	3,191
5.63%, 4/30/2043(b)		1,700	1,406
7.00%, 4/4/2044(b)		6,238	5,907
7.00%, 4/4/2044(b)		774	733
7.16%, 3/12/2045(b)		3,946	3,783

			22,688

Croatia — 1.8%
Republic of Croatia
5.50%, 4/4/2023(b)		3,487	3,782
6.00%, 1/26/2024(b)		14,984	16,808

			20,590

Dominican Republic — 4.1%
Government of Dominican Republic
5.88%, 4/18/2024(b)		10,312	10,833
6.88%, 1/29/2026(b)		7,446	8,256
9.75%, 6/5/2026(a)	DOP	299,550	5,927
5.95%, 1/25/2027(b)		3,700	3,894
6.00%, 7/19/2028(b)		3,357	3,536
7.45%, 4/30/2044(b)		4,307	4,818
6.85%, 1/27/2045(b)		7,377	7,783
6.50%, 2/15/2048(b)		2,400	2,435

			47,482

Ecuador — 2.7%
Republic of Ecuador
10.75%, 3/28/2022(b)		4,300	4,780
7.95%, 6/20/2024(b)		2,500	2,525
9.65%, 12/13/2026(b)		600	629
9.63%, 6/2/2027(b)		478	497
8.88%, 10/23/2027(b)		5,100	5,117
7.88%, 1/23/2028(b)		16,747	16,003
10.75%, 1/31/2029(b)		1,180	1,290

			30,841

Egypt — 1.8%
Arab Republic of Egypt
5.88%, 6/11/2025(b)		4,919	4,765
4.75%, 4/16/2026(b)	EUR	1,555	1,663
7.50%, 1/31/2027(b)		5,500	5,576
8.50%, 1/31/2047(b)		3,069	3,012
7.90%, 2/21/2048(b)		6,559	6,116

			21,132

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
El Salvador — 1.5%
Republic of El Salvador
7.38%, 12/1/2019(b)		4,622	4,671
7.75%, 1/24/2023(b)		2,550	2,684
5.88%, 1/30/2025(b)		5,150	4,977
6.38%, 1/18/2027(b)		2,384	2,305
8.25%, 4/10/2032(b)		1,695	1,805
8.25%, 4/10/2032(b)		374	398
7.65%, 6/15/2035(b)		1,100	1,110

			17,950

Ethiopia — 0.8%
Federal Democratic Republic of Ethiopia 6.63%, 12/11/2024(b)		8,675	8,761

Gabon — 1.0%
Gabonese Republic
6.38%, 12/12/2024(b)		7,100	6,772
6.95%, 6/16/2025(b)		4,500	4,325

			11,097

Georgia — 0.1%
Republic of Georgia 6.88%, 4/12/2021(b)		1,000	1,052

Ghana — 1.1%
Republic of Ghana
7.88%, 8/7/2023(b)		4,450	4,650
7.88%, 3/26/2027(b)		1,500	1,494
7.63%, 5/16/2029(b)		6,600	6,287

			12,431

Guatemala — 0.6%
Republic of Guatemala
4.90%, 6/1/2030(a)		2,470	2,434
6.13%, 6/1/2050(a)		4,430	4,416

			6,850

Honduras — 0.9%
Republic of Honduras
8.75%, 12/16/2020(b)		528	562
7.50%, 3/15/2024(b)		1,900	2,070
6.25%, 1/19/2027(b)		7,413	7,793

			10,425

Hungary — 1.9%
Republic of Hungary
5.75%, 11/22/2023		7,544	8,415
5.38%, 3/25/2024		12,540	13,879

			22,294

Indonesia — 1.1%
Republic of Indonesia
3.38%, 4/15/2023(b)		1,300	1,304
4.13%, 1/15/2025(b)		2,100	2,168
6.63%, 2/17/2037(b)		5,300	6,638
6.75%, 1/15/2044(b)		2,449	3,196

			13,306

Iraq — 0.2%
Republic of Iraq 5.80%, 1/15/2028(b)		3,000	2,814

Ivory Coast — 1.1%
Republic of Cote d’Ivoire
6.38%, 3/3/2028(b)		7,300	6,862
5.75%, 12/31/2032(b)(c)		3,870	3,551
6.13%, 6/15/2033(b)		2,777	2,428

			12,841

Jamaica — 1.2%
Jamaica Government International Bond
8.00%, 6/24/2019		1,088	1,087
9.25%, 10/17/2025		1,759	2,185
6.75%, 4/28/2028		3,900	4,342
8.00%, 3/15/2039		2,959	3,571
7.88%, 7/28/2045		1,800	2,167

			13,352

Jordan — 0.2%
Kingdom of Jordan
6.13%, 1/29/2026(b)		1,400	1,403
5.75%, 1/31/2027(b)		1,364	1,332

			2,735

Kazakhstan — 0.4%
Republic of Kazakhstan
5.13%, 7/21/2025(b)		3,200	3,516
5.13%, 7/21/2025(b)		1,400	1,538

Kenya — 1.0%
Republic of Kenya
6.88%, 6/24/2024(b)		5,600	5,698
7.00%, 5/22/2027(a)		3,050	3,004
8.00%, 5/22/2032(a)		2,840	2,776

			11,478

Lebanon — 2.3%
Republic of Lebanon
5.45%, 11/28/2019(b)		500	491
6.38%, 3/9/2020		2,286	2,236
8.25%, 4/12/2021(b)		4,099	3,874
6.00%, 1/27/2023(b)		2,664	2,215
6.65%, 4/22/2024(b)		1,852	1,503
6.60%, 11/27/2026(b)		1,930	1,499
6.85%, 3/23/2027(b)		6,425	4,992
6.65%, 11/3/2028(b)		9,919	7,532
6.65%, 2/26/2030(b)		820	603
7.25%, 3/23/2037(b)		2,410	1,794

			26,739

Macedonia, the Former Yugoslav Republic of — 0.6%
Republic of Macedonia
2.75%, 1/18/2025(b)	EUR	4,350	5,036
2.75%, 1/18/2025(a)	EUR	1,603	1,856

			6,892

Malaysia — 0.4%
1MDB Global Investments Ltd. 4.40%, 3/9/2023(b)		4,600	4,325

Mexico — 0.9%
United Mexican States
3.38%, 2/23/2031	EUR	2,060	2,583
4.60%, 1/23/2046		2,000	1,943
4.60%, 2/10/2048		5,700	5,572

			10,098

Mongolia — 0.6%
Mongolia Government International Bond
10.88%, 4/6/2021(b)		4,783	5,253
8.75%, 3/9/2024(b)		1,900	2,094

			7,347

Morocco — 0.4%
Kingdom of Morocco 5.50%, 12/11/2042(b)		4,600	5,014

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
Nigeria — 1.7%
Federal Republic of Nigeria
7.63%, 11/21/2025(b)		3,800	3,976
7.63%, 11/21/2025(a)		1,740	1,820
6.50%, 11/28/2027(b)		5,600	5,292
7.88%, 2/16/2032(b)		877	857
7.70%, 2/23/2038(a)		4,578	4,295
7.70%, 2/23/2038(b)		1,600	1,501
9.25%, 1/21/2049(b)		2,100	2,163

			19,904

Oman — 1.7%
Oman Government International Bond
4.75%, 6/15/2026(b)		7,700	6,892
5.38%, 3/8/2027(b)		1,748	1,586
5.63%, 1/17/2028(b)		5,553	5,053
6.75%, 1/17/2048(b)		6,774	5,741

			19,272

Pakistan — 1.3%
Republic of Pakistan
8.25%, 4/15/2024(b)		2,300	2,448
6.88%, 12/5/2027(b)		12,697	12,287

			14,735

Panama — 2.0%
Republic of Panama
3.75%, 4/17/2026(a)		5,770	5,842
9.38%, 4/1/2029		4,450	6,553
6.70%, 1/26/2036		2,500	3,306
4.30%, 4/29/2053		7,450	7,792

			23,493

Paraguay — 1.4%
Paraguay Government International Bond
4.70%, 3/27/2027(b)		8,950	9,352
5.60%, 3/13/2048(b)		395	422
5.40%, 3/30/2050(a)		297	312
Republic of Paraguay
4.63%, 1/25/2023(b)		1,600	1,654
6.10%, 8/11/2044(b)		4,052	4,575

			16,315

Peru — 1.1%
Republic of Peru
4.13%, 8/25/2027		7,400	8,111
5.94%, 2/12/2029(b)	PEN	9,090	2,856
5.63%, 11/18/2050		1,800	2,355

			13,322

Philippines — 1.8%
Republic of Philippines
0.88%, 5/17/2027	EUR	2,600	2,912
7.75%, 1/14/2031		4,392	6,277
7.75%, 1/14/2031		1,958	2,798
3.70%, 2/2/2042		8,200	8,509

			20,496

Qatar — 1.7%
State of Qatar
4.50%, 4/23/2028(b)		10,900	11,895
4.82%, 3/14/2049(b)		2,700	2,970
4.82%, 3/14/2049(a)		4,110	4,521

			19,386

Romania — 0.5%
Republic of Romania 4.63%, 4/3/2049(a)	EUR	4,400	5,315

Russia — 2.3%
Russian Federation
4.88%, 9/16/2023(b)		6,000	6,366
12.75%, 6/24/2028(b)		3,000	4,882
5.88%, 9/16/2043(b)		13,400	15,457

			26,705

Saudi Arabia — 0.8%
Kingdom of Saudi Arabia
5.00%, 4/17/2049(b)		3,700	3,922
5.25%, 1/16/2050(b)		4,700	5,177

			9,099

Serbia — 0.9%
Republic of Serbia
4.88%, 2/25/2020(b)		2,100	2,121
7.25%, 9/28/2021(b)		7,400	8,047

			10,168

South Africa — 2.0%
Republic of South Africa
5.50%, 3/9/2020		1,830	1,856
5.50%, 3/9/2020		1,570	1,592
4.67%, 1/17/2024		900	913
4.88%, 4/14/2026		2,080	2,082
4.30%, 10/12/2028		10,600	9,979
5.38%, 7/24/2044		1,200	1,128
5.00%, 10/12/2046		5,600	5,033
5.00%, 10/12/2046		200	180

			22,763

Sri Lanka — 2.3%
Republic of Sri Lanka
5.88%, 7/25/2022(b)		3,100	3,049
5.75%, 4/18/2023(b)		6,500	6,297
6.85%, 11/3/2025(b)		3,800	3,704
6.83%, 7/18/2026(b)		4,460	4,288
6.20%, 5/11/2027(b)		4,500	4,126
6.75%, 4/18/2028(b)		3,377	3,183
7.85%, 3/14/2029(a)		1,510	1,509

			26,156

Tajikistan — 0.1%
Republic of Tajikistan International Bond 7.13%, 9/14/2027(b)		1,000	932

Turkey — 1.7%
Export Credit Bank of Turkey 8.25%, 1/24/2024(a)		610	595
Republic of Turkey
3.25%, 3/23/2023		13,352	11,650
5.20%, 2/16/2026	EUR	2,680	2,867
4.88%, 4/16/2043		6,000	4,403

			19,515

Ukraine — 2.7%
Republic of Ukraine
7.75%, 9/1/2022(b)		5,447	5,433
7.75%, 9/1/2024(b)		3,100	2,968
7.75%, 9/1/2025(b)		1,998	1,894
7.38%, 9/25/2032(b)		13,184	11,702
0.00%, 5/31/2040(b)(d)		14,600	9,172

			31,169

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
United Arab Emirates — 0.8%
Abu Dhabi Government Bond 4.13%, 10/11/2047(b)	8,600	8,987

Uruguay — 2.2%
Republic of Uruguay
7.88%, 1/15/2033	5,246	7,263
7.63%, 3/21/2036	3,200	4,402
4.98%, 4/20/2055	13,440	14,159

		25,824

Uzbekistan — 0.1%
Republic of Uzbekistan 5.38%, 2/20/2029(b)	500	507
Republic of Uzbekistan Bond 5.38%, 2/20/2029(a)	646	656

		1,163

Venezuela, Bolivarian Republic of — 0.4%
Republic of Venezuela
7.75%, 10/13/2019(b)(e)	1,572	421
6.00%, 12/9/2020(b)(e)	1,300	354
12.75%, 8/23/2022(b)(e)	1,900	560
9.00%, 5/7/2023(b)(e)	1,437	400
8.25%, 10/13/2024(b)(e)	2,590	719
7.65%, 4/21/2025(b)(e)	2,013	549
11.75%, 10/21/2026(b)(e)	1,940	572
9.25%, 5/7/2028(b)(e)	4,130	1,146

		4,721

Vietnam — 0.2%
Republic of Vietnam 4.80%, 11/19/2024(b)	2,000	2,100

Zambia — 0.3%
Republic of Zambia 8.97%, 7/30/2027(b)	6,116	3,884

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $828,143)		830,760

CORPORATE BONDS — 23.8%
Azerbaijan — 1.4%
Southern Gas Corridor CJSC 6.88%, 3/24/2026(b)	4,067	4,626
State Oil Co. of the Azerbaijan Republic 6.95%, 3/18/2030(b)	10,316	11,847

		16,473

Bahrain — 0.5%
Oil and Gas Holding Co. BSCC (The)
7.63%, 11/7/2024(a)	2,100	2,250
7.63%, 11/7/2024(b)	600	643
8.38%, 11/7/2028(a)	2,200	2,423
8.38%, 11/7/2028(b)	400	440

		5,756

Belarus — 0.1%
Development Bank of the Republic of Belarus JSC 6.75%, 5/2/2024(a)	1,540	1,561

Brazil — 1.2%
Caixa Economica Federal (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.55%), 7.25%, 7/23/2024(b)(f)	7,700	7,729
Cemig Geracao e Transmissao SA
9.25%, 12/5/2024(a)	2,800	3,104
9.25%, 12/5/2024(b)	1,300	1,441
Votorantim Cimentos International SA 7.25%, 4/5/2041(b)	937	1,056

		13,330

Cayman Islands — 0.5%
Bioceanico Sovereign Certificate Ltd.Zero Coupon, 6/5/2034(a)	9,775	6,344

Chile — 2.2%
Celulosa Arauco y Constitucion SA 4.25%, 4/30/2029(a)	2,810	2,810
Corp. Nacional del Cobre de Chile
4.38%, 2/5/2049(a)	9,400	9,670
4.38%, 2/5/2049(b)	3,100	3,189
Empresa de Transporte de Pasajeros Metro SA 5.00%, 1/25/2047(b)	470	506
Empresa Nacional del Petroleo
3.75%, 8/5/2026(b)	3,000	2,997
5.25%, 11/6/2029(a)	3,230	3,534
5.25%, 11/6/2029(b)	1,300	1,423
4.50%, 9/14/2047(b)	900	865

		24,994

China — 1.2%
Chinalco Capital Holdings Ltd. 4.00%, 8/25/2021(b)	3,700	3,661
CNAC HK Finbridge Co. Ltd. 4.13%, 7/19/2027(b)	3,500	3,535
Minmetals Bounteous Finance BVI Ltd. 4.20%, 7/27/2026(b)	3,700	3,801
Sinopec Group Overseas Development Ltd.
5.38%, 10/17/2043(b)	1,419	1,759
4.60%, 9/12/2048(b)	750	844

		13,600

Colombia — 0.8%
Ecopetrol SA
5.88%, 9/18/2023	5,250	5,717
5.38%, 6/26/2026	3,200	3,408

		9,125

Croatia — 0.2%
Hrvatska Elektroprivreda 5.88%, 10/23/2022(b)	2,000	2,146

Ecuador — 0.5%
Petroamazonas EP
4.63%, 2/16/2020(b)	2,025	2,009
4.63%, 11/6/2020(a)	3,480	3,383

		5,392

Georgia — 0.1%
Georgian Railway JSC 7.75%, 7/11/2022(b)	1,600	1,726

Hong Kong — 0.4%
King Power Capital Ltd. 5.63%, 11/3/2024(b)	3,900	4,329

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
Hungary — 0.2%
MFB Magyar Fejlesztesi Bank Zrt. 6.25%, 10/21/2020(b)		2,000	2,086

Indonesia — 2.1%
Indonesia Asahan Aluminium Persero PT
5.71%, 11/15/2023(a)		4,300	4,625
5.71%, 11/15/2023(b)		1,200	1,291
6.53%, 11/15/2028(a)		1,975	2,229
6.53%, 11/15/2028(b)		600	683
6.76%, 11/15/2048(a)		2,849	3,244
6.76%, 11/15/2048(b)		600	682
Minejesa Capital BV
4.63%, 8/10/2030(a)		3,373	3,267
4.63%, 8/10/2030(b)		1,100	1,066
Pertamina Persero PT
6.45%, 5/30/2044(b)		1,800	2,057
6.50%, 11/7/2048(b)		600	698
Perusahaan Listrik Negara PT
4.13%, 5/15/2027(b)		2,600	2,571
6.15%, 5/21/2048(a)		1,700	1,879

			24,292

Kazakhstan — 1.8%
Kazakhstan Temir Zholy Finance BV 6.95%, 7/10/2042(b)		1,969	2,351
Kazakhstan Temir Zholy National Co. JSC
4.85%, 11/17/2027(a)		3,629	3,779
4.85%, 11/17/2027(b)		1,800	1,875
KazMunayGas National Co. JSC
3.88%, 4/19/2022(b)		800	809
4.40%, 4/30/2023(b)		3,491	3,601
4.75%, 4/19/2027(b)		3,300	3,466
5.75%, 4/19/2047(b)		3,800	4,047
6.38%, 10/24/2048(b)		600	677
6.38%, 10/24/2048(a)		410	463

			21,068

Malaysia — 0.5%
Petronas Capital Ltd. 4.50%, 3/18/2045(b)		5,200	5,891

Mexico — 3.8%
Banco Mercantil del Norte SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.04%), 6.87%, 7/6/2022(a)(f)(g)(h)		2,294	2,340
Banco Nacional de Comercio Exterior SNC 4.38%, 10/14/2025(b)		2,000	2,012
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 3.80%, 8/11/2026(a)(f)		2,910	2,885
Cometa Energia SA de CV
6.38%, 4/24/2035(a)		2,096	2,105
6.38%, 4/24/2035(b)		488	489
Petroleos Mexicanos 5.50%, 1/21/2021		900	925
(ICE LIBOR USD 3 Month + 3.65%), 6.25%, 3/11/2022(f)		3,771	3,917
5.38%, 3/13/2022		4,300	4,420
6.50%, 3/13/2027		7,935	7,988
6.50%, 1/23/2029		2,710	2,672
5.50%, 6/27/2044		5,000	4,033
6.75%, 9/21/2047		8,513	7,685
6.35%, 2/12/2048		3,460	3,020

			44,491

Panama — 0.4%
Aeropuerto Internacional de Tocumen SA 6.00%, 11/18/2048(a)		1,950	2,212
Empresa de Transmision Electrica SA 5.13%, 5/2/2049(a)		2,240	2,288

			4,500

Peru — 2.3%
Consorcio Transmantaro SA 4.38%, 5/7/2023(b)		1,400	1,433
Corp. Financiera de Desarrollo SA 4.75%, 7/15/2025(b)		1,200	1,259
Fondo MIVIVIENDA SA 3.50%, 1/31/2023(b)		3,700	3,698
Nexa Resources Peru SAA
4.63%, 3/28/2023(b)		3,221	3,295
4.63%, 3/28/2023(b)		1,300	1,330
Petroleos del Peru SA
4.75%, 6/19/2032(b)		7,350	7,593
4.75%, 6/19/2032(a)		3,700	3,822
5.63%, 6/19/2047(b)		4,333	4,631

			27,061

Russia — 0.6%
Russian Agricultural Bank OJSC 8.50%, 10/16/2023(b)		2,790	2,951
Vnesheconombank Via VEB Finance plc 5.94%, 11/21/2023(b)		3,697	3,854

			6,805

Saudi Arabia — 0.4%
Saudi Arabian Oil Co. 4.38%, 4/16/2049(a)		4,950	4,828

South Africa — 1.1%
Eskom Holdings SOC Ltd.
5.75%, 1/26/2021(b)		3,355	3,347
6.75%, 8/6/2023(b)		1,500	1,537
8.45%, 8/10/2028(b)		5,761	6,296
Transnet SOC Ltd. 4.00%, 7/26/2022(b)		1,300	1,274

			12,454

Spain — 0.5%
AI Candelaria Spain SLU 7.50%, 12/15/2028(b)		5,300	5,585

Trinidad and Tobago — 0.4%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75%, 8/14/2019(b)		4,681	4,615

			4,615

Tunisia — 0.2%
Banque Centrale de Tunisie International Bond 6.75%, 10/31/2023(a)	EUR	1,600	1,769

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
Ukraine — 0.1%
State Savings Bank of Ukraine 9.63%, 3/20/2025(b)(c)		1,500	1,514

Venezuela, Bolivarian Republic of — 0.3%
Petroleos de Venezuela SA
8.50%, 10/27/2020(b)(e)		1,123	974
9.00%, 11/17/2021(b)(e)		1,510	374
12.75%, 2/17/2022(b)(e)		1,900	465
5.38%, 4/12/2027(b)(e)		5,758	1,155
9.75%, 5/17/2035(b)(e)		1,880	470
5.50%, 4/12/2037(b)(e)		980	192

			3,630

TOTAL CORPORATE BONDS (Cost $270,852)			275,365

U.S. TREASURY OBLIGATIONS — 0.9%
NGO 13.80%, 2/27/2020(i)	NGN	3,684,800	9,347

U.S. Treasury Notes 1.38%, 9/30/2019		1,558	1,553

TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,846)			10,900

SHORT-TERM INVESTMENTS — 4.7%
FOREIGN GOVERNMENT TREASURY BILLS — 0.3%
Nigeria OMO Bill 13.60%, 2/27/2020(i) (Cost $2,777)	NGN	1,100,000	2,790

		Shares (000)
INVESTMENT COMPANIES — 4.4%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.43%(j)(k) (Cost $50,915)		50,901	50,916

TOTAL SHORT-TERM INVESTMENTS (Cost $53,692)			53,706

Total Investments — 101.2% (Cost $1,163,533)			1,170,731
Liabilities in Excess of Other Assets — (1.2)%			(13,948)

Net Assets — 100.0%			1,156,783

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Abbreviations

CJSC	Closed Joint Stock Company
DOP	Dominican Republic Peso
EUR	Euro
ICE	Intercontinental Exchange
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
NGN	Nigerian Naira
OJSC	Open Joint Stock Company
PEN	Peruvian Nuevo Sol
PT	Limited liability company
USD	United States Dollar
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2019.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2019.
(e)	Defaulted security.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2019.
(g)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2019.
(h)	Security is an interest bearing note with preferred security characteristics.
(i)	The rate shown is the effective yield as of May 31, 2019.
(j)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(k)	The rate shown is the current yield as of May 31, 2019.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Forward foreign currency exchange contracts outstanding as of May 31, 2019 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	8,519	USD	5,910	Citibank, NA	6/25/2019	4
BRL	18,210	USD	4,560	Goldman Sachs International**	6/25/2019	71
IDR	11,147,136	USD	763	Citibank, NA**	6/25/2019	13
IDR	30,707,259	USD	2,100	Goldman Sachs International**	6/25/2019	39
INR	203,921	USD	2,922	Citibank, NA**	6/25/2019	2
TRY	17,997	USD	2,949	Barclays Bank plc	6/25/2019	102
USD	4,594	AUD	6,555	Goldman Sachs International	6/25/2019	44
USD	5,850	CLP	4,100,098	Goldman Sachs International**	6/25/2019	73
USD	5,783	CZK	133,153	Citibank, NA	6/25/2019	23
USD	485	EUR	429	Citibank, NA	6/25/2019	4
USD	6,844	EUR	6,072	Goldman Sachs International	6/25/2019	48
USD	1,869	EUR	1,665	Merrill Lynch International	6/25/2019	6
USD	2,767	EUR	2,466	TD Bank Financial Group	6/25/2019	7
USD	2,896	EUR	2,582	Union Bank of Switzerland AG	6/25/2019	6
USD	5,894	RUB	381,576	Goldman Sachs International**	6/25/2019	77
USD	593	THB	18,719	HSBC Bank, NA	6/25/2019	1
USD	20,154	EUR	17,531	Barclays Bank plc	6/28/2019	529
USD	1,694	EUR	1,498	State Street Corp.	6/28/2019	17

Total unrealized appreciation						1,066

CLP	567,049	USD	814	Citibank, NA**	6/25/2019	(15)
CLP	3,533,050	USD	5,102	Goldman Sachs International**	6/25/2019	(125)
CZK	136,463	USD	5,916	Citibank, NA	6/25/2019	(13)
EUR	5,280	USD	5,920	Citibank, NA	6/25/2019	(10)
USD	1,360	AUD	1,964	Merrill Lynch International	6/25/2019	(3)
USD	4,522	BRL	18,210	Goldman Sachs International**	6/25/2019	(109)
USD	143	CZK	3,310	Barclays Bank plc	6/25/2019	(1)
USD	2,864	IDR	41,854,395	Citibank, NA**	6/25/2019	(52)
USD	632	INR	44,718	Citibank, NA**	6/25/2019	(9)
USD	2,248	INR	159,203	Goldman Sachs International**	6/25/2019	(34)
USD	2,288	THB	72,414	Goldman Sachs International	6/25/2019	(2)
USD	2,916	THB	92,636	HSBC Bank, NA	6/25/2019	(12)
USD	3,217	TRY	20,239	Citibank, NA	6/25/2019	(215)
USD	2,297	TRY	14,654	HSBC Bank, NA	6/25/2019	(188)
USD	2,918	ZAR	43,466	Goldman Sachs International	6/25/2019	(58)
ZAR	75,995	USD	5,330	Barclays Bank plc	6/25/2019	(127)
ZAR	6,638	USD	460	Citibank, NA	6/25/2019	(5)
BRL	15,999	USD	4,084	Barclays Bank plc**	6/28/2019	(16)
EUR	1,197	USD	1,352	BNP Paribas	6/28/2019	(12)
USD	3,907	BRL	15,999	Goldman Sachs International**	6/28/2019	(161)
USD	8,462	ZAR	124,885	Barclays Bank plc	6/28/2019	(85)
ZAR	62,309	USD	4,345	Citibank, NA	6/28/2019	(81)
ZAR	62,576	USD	4,345	Goldman Sachs International	6/28/2019	(62)

Total unrealized depreciation						(1,395)

Net unrealized depreciation						(329)

Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chilean Peso
CZK	Czech Republic Koruna
EUR	Euro
IDR	Indonesian Rupiah
INR	India Rupee
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

**	Non-deliverable forward.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Over- the- Counter (“OTC”) Credit default swap contracts outstanding - buy protection(1) as of May 31, 2019 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Counterparty	Maturity Date	Implied Credit Spread (%)(3)	Notional Amount(4)	Upfront Payments (Receipts) ($)(5)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Republic of South Africa, 5.50%, 3/09/2020	1.00	Quarterly	Citibank, NA	6/20/2024	2.02	USD 7,526	313	27	340
Republic of South Africa, 5.50%, 3/09/2020	1.00	Quarterly	Citibank, NA	6/20/2024	2.02	USD 3,763	158	11	169

							471	38	509

OTC Credit default swap contracts outstanding - sell protection(2) as of May 31, 2019 (amounts in thousands):

Reference Obligation/Index	Financing Rate Received by the Fund (%)	Payment Frequency	Counterparty	Maturity Date	Implied Credit Spread (%)(3)	Notional Amount(4)	Upfront Payments (Receipts) ($)(5)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Republic of Argentina, 7.50%, 4/22/2026	5.00	Quarterly	Citibank, NA	6/20/2024	12.20	USD 5,138	(738)	(396)	(1,134)

							(738)	(396)	(1,134)

(1)	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
(2)	The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
(3)	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
(4)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(5)	Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations

USD	United States Dollar

Summary of total swap contracts outstanding as of May 31, 2019 (amounts in thousands):

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Credit default swap contracts outstanding - buy protection	471	509

Total OTC swap contracts outstanding	471	509

Liabilities
OTC Credit default swap contracts outstanding - sell protection	(738)	(1,134)

Total OTC swap contracts outstanding	(738)	(1,134)

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 - Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 - Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 - Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$50,916	1,119,815	—	$1,170,731

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts (a)	$—	$1,066	$—	$1,066
Swaps (a)	—	38	—	38

Total Appreciation in Other Financial Instruments	$—	$1,104	$—	$1,104

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts (a)	$—	$(1,395)	$—	$(1,395)
Swaps (a)	—	(396)	—	(396)

Total Depreciation in Other Financial Instruments	$—	$(1,791)	$—	$(1,791)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash.

There were no transfers into and out of level 3 for the period ended May 31, 2019.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Included in the purchases and sales amounts in the table below are exchanges between certain share classes of the Underlying Funds. Amounts in the table below are in thousands.

For the period ended May 31, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2019	Shares at May 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.43% (a)(b)	$19,718	$579,070	$547,869.00	($4)	$1	$50,916	50,901	$299	$—

(a)	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2019.

C. Derivatives — The Fund used derivative instruments including forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(2). Swaps — The Fund engaged in various swap transactions, including credit default swaps, to manage credit risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, non-deliverable forward foreign currency exchange contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A, an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over-the-counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for OTC Swaps.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
LOAN ASSIGNMENTS — 81.7%(a)
Aerospace & Defense — 1.5%
MacDonald Dettwiler and Associates Ltd., Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.19%, 10/4/2024(b)	11,131	9,767
TransDigm Group, Inc., 1st Lien Term Loan F (ICE LIBOR USD 1 Month + 2.50%), 4.94%, 6/9/2023(b)	15,356	15,078
TransDigm Group, Inc., Term Loan G (ICE LIBOR USD 1 Month + 2.50%), 4.94%, 8/22/2024(b)	990	970

		25,815

Air Freight & Logistics — 0.1%
XPO Logistics, Inc., Term Loan (ICE LIBOR USD 1 Month + 2.00%), 4.44%, 2/24/2025(b)	2,098	2,078

Airlines — 0.5%
American Airlines, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 4.44%, 12/14/2023(b)	8,577	8,443

Auto Components — 0.4%
USI, Inc., Term Loan (ICE LIBOR USD 3 Month + 3.00%), 5.60%, 5/16/2024(b)	6,405	6,220

Automobiles — 0.2%
Bombardier Recreational Products, Inc., 1st Lien Term Loan B (Canada) (ICE LIBOR USD 1 Month + 2.00%), 4.44%, 5/23/2025(b)	2,838	2,797

Building Products — 0.5%
Continental Building Products, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 4.44%, 8/18/2023(b)	4,496	4,466
Summit Materials LLC, Term Loan (ICE LIBOR USD 1 Month + 2.00%), 4.44%, 11/21/2024(b)	4,476	4,448

		8,914

Chemicals — 2.1%
Momentive Performance, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 5.65%, 5/15/2024(b)(c)	12,785	12,729
Pelican Products, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.97%, 5/1/2025(b)	4,455	4,366
Pelican Products, Inc., 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 7.75%), 10.22%, 5/1/2026(b)	2,205	2,106
Trinseo Materials Operating SCA, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 4.44%, 9/6/2024(b)	6,894	6,808
Tronox Finance LLC, 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.00%), 5.44%, 9/23/2024(b)	6,178	6,095
(ICE LIBOR USD 1 Month + 3.00%), 5.49%, 9/23/2024(b)	3,009	2,968

		35,072

Commercial Services & Supplies — 1.9%
Garda World Security, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 6.12%, 5/24/2024(b)	13,311	13,192
Prime Security Services Borrower LLC, Term Loan B-1 (ICE LIBOR USD 1 Month + 2.75%), 5.19%, 5/2/2022(b)(c)	19,788	19,574

		32,766

Communications Equipment — 1.6%
Avaya, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.69%, 12/15/2024(b)	9,623	9,413
CommScope, Inc., 1st Lien Term Loan B-2 (ICE LIBOR USD 1 Month + 3.25%), 5.69%, 4/6/2026(b)	9,087	9,041
Lumentum Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 4.94%, 12/10/2025(b)	1,440	1,430
Plantronics, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 4.94%, 7/2/2025(b)	7,097	7,052

		26,936

Containers & Packaging — 2.8%
Berry Global, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 2.00%), 4.45%, 10/1/2022(b)	1,427	1,416
(ICE LIBOR USD 1 Month + 2.00%), 4.45%, 1/19/2024(b)	3,712	3,674
Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 5.85%, 4/3/2024(b)	4,976	4,840
Consolidated Container, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.19%, 5/22/2024(b)	7,944	7,865
Flex Acquisition Co., Inc., Term Loan (ICE LIBOR USD 3 Month + 3.00%), 5.63%, 12/29/2023(b)	1,896	1,817
Reynolds Group Holdings, Inc., Term Loan (ICE LIBOR USD 1 Month + 2.75%), 5.19%, 2/5/2023(b)	9,370	9,282

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Ring Container Technologies LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 5.19%, 10/31/2024(b)	7,386	7,327
Viskase Cos., Inc., Initial Term Loan (ICE LIBOR USD 3 Month + 3.25%), 5.85%, 1/30/2021(b)	11,775	11,216

		47,437

Diversified Consumer Services — 1.5%
Capital Vision Services Holdings, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 5.19%, 2/6/2025(b)	5,683	5,574
Capital Vision Services Holdings, 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 6.75%), 9.19%, 2/6/2026(b)	2,475	2,449
Spin Holdco, Inc., Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 5.85%, 11/14/2022(b)	8,974	8,792
St George’s University Scholastic Services LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.94%, 7/17/2025(b)	8,840	8,854

		25,669

Diversified Financial Services — 0.7%
Advisor Group, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 6.19%, 8/15/2025(b)	4,035	4,035
Quidditch Acquisition, Inc., 1st Lien Cov-Lite Term Loan (ICE LIBOR USD 1 Month + 7.00%), 9.43%, 3/21/2025(b)	1,604	1,604
Telenet Financing LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%), 4.69%, 8/15/2026(b)(c)	6,245	6,159

		11,798

Diversified Telecommunication Services — 8.0%
Centurylink, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.19%, 1/31/2025(b)	28,112	27,315
Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.69%, 10/2/2024(b)(c)	19,728	19,683
Consolidated Communications, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.44%, 10/5/2023(b)	5,083	4,962
Dawn Acquisition LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 6.35%, 12/31/2025(b)(c)	5,430	5,219
Frontier Communications Corp., Term Loan (ICE LIBOR USD 1 Month + 3.75%), 6.19%, 6/15/2024(b)	5,820	5,701
Getty Images, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.50%), 7.00%, 2/19/2026(b)(c)	7,282	7,251
Hargray Communications Group, Inc., Senior Secured Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.19%, 5/16/2024(b)(c)	19,340	19,146
Intelsat Jackson Holdings, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 6.18%, 11/27/2023(b)	30,096	29,657
Securus Technologies Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 6.94%, 11/1/2024(b)(c)	9,010	8,605
Securus Technologies Holdings, Inc., 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 8.25%), 10.69%, 11/1/2025(b)	1,153	1,101
Windstream Corp., 1st Lien Term Loan B (3-MONTH PRIME + 5.00%), 10.50%, 3/29/2021(b)	7,643	7,784

		136,424

Electric Utilities — 1.9%
Calpine Construction Finance Co. LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 4.94%, 1/15/2025(b)	18,066	17,897
Carroll County Energy LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.60%, 2/16/2026(b)	3,911	3,931
Edgewater Generation LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 6.19%, 12/13/2025(b)	6,096	6,085
Frontera Generation Holdings LLC, 1st Lien Senior Secured Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.72%, 5/2/2025(b)	3,077	3,048
Lightstone Holdco LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 6.19%, 1/30/2024(b)(c)	1,004	992
Lightstone Holdco LLC, 1st Lien Term Loan C (ICE LIBOR USD 1 Month + 3.75%), 6.19%, 1/30/2024(b)	218	215

		32,168

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Electrical Equipment — 1.7%
Brookfield WEC Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 5.94%, 8/1/2025(b)	13,150	13,113
Cortes NP Acquisition Corp., Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 6.44%, 11/30/2023(b)(c)	17,797	16,729

		29,842

Electronic Equipment, Instruments & Components — 0.4%
II-VI, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 3.00%, 5/8/2026(b)(c)	2,473	2,453
VeriFone Systems, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 6.52%, 8/20/2025(b)	4,328	4,268

		6,721

Entertainment — 0.6%
AMC Entertainment Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.44%, 4/22/2026(b)	10,345	10,297

Equity Real Estate Investment Trusts (REITs) — 1.1%
ESH Hospitality, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 4.44%, 8/30/2023(b)	497	495
GGP, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.94%, 8/27/2025(b)(c)	18,396	17,878

		18,373

Food & Staples Retailing — 3.5%
Albertson’s LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.00%), 5.61%, 12/21/2022(b)	11,326	11,290
(ICE LIBOR USD 1 Month + 3.00%), 5.44%, 6/22/2023(b)	14,096	14,023
Albertson’s LLC, 1st Lien Term Loan B-7 (ICE LIBOR USD 1 Month + 3.00%), 5.44%, 11/17/2025(b)	10,016	9,942
BJ’s Wholesale Club, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 5.45%, 2/3/2024(b)	6,641	6,639
Moran Foods LLC, Term Loan B (ICE LIBOR USD 3 Month + 6.00%), 8.60%, 12/5/2023(b)	17,082	8,861
United Natural Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.69%, 10/22/2025(b)	10,219	8,737

		59,492

Food Products — 2.2%
Dole Food Co., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 2.75%), 5.22%, 4/6/2024(b)(c)	17,767	17,294
Hearthside Group Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.69%), 6.13%, 5/23/2025(b)	5,614	5,478
JBS USA LUX SA, 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 2.50%), 5.03%, 5/1/2026(b)	14,807	14,767

		37,539

Health Care Equipment & Supplies — 0.9%
Mallinckrodt International Finance, Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 5.35%, 9/24/2024(b)	17,211	15,117

Health Care Providers & Services — 6.8%
CHG Healthcare Services, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.44%, 6/7/2023(b)	9,971	9,933
Envision Healthcare Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 6.19%, 10/10/2025(b)	23,736	21,550
MedRisk, Inc., Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.19%, 12/27/2024(b)	3,743	3,631
MultiPlan, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 5.35%, 6/7/2023(b)	22,424	21,906
NVA Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.19%, 2/2/2025(b)	23,970	23,160
Pearl Intermediate Parent LLC, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 2.75%), 5.18%, 2/14/2025(b)	10,519	10,151
(ICE LIBOR USD 1 Month + 3.25%), 5.68%, 2/14/2025(b)	767	751
Pearl Intermediate Parent LLC, Delayed Draw (ICE LIBOR USD 1 Month + 2.75%), 3.95%, 2/14/2025(b)	2,370	2,287
Tennessee Merger Sub, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.19%, 2/6/2024(b)	25,020	22,502

		115,871

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Hotels, Restaurants & Leisure — 5.4%
1011778 BC ULC, 1st Lien Term Loan B (Canada) (ICE LIBOR USD 1 Month + 2.25%), 4.69%, 2/16/2024(b)	15,681	15,470
CEOC LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 4.44%, 10/7/2024(b)	24,274	23,995
Club Corp Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 5.35%, 9/18/2024(b)	6,810	6,539
Equinox Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 5.44%, 3/8/2024(b)	7,780	7,747
Gateway Casinos & Entertainment Ltd., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.00%), 5.60%, 12/1/2023(b)	10,616	10,599
Hanjin International Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 4.93%, 10/19/2020(b)	7,687	7,591
IRB Holding Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.69%, 2/5/2025(b)	11,345	11,220
Scientific Games International, Inc., 1st Lien Term Loan B-5 (ICE LIBOR USD 1 Month + 2.75%), 5.22%, 8/14/2024(b)(c)	8,355	8,214

		91,375

Household Products — 0.5%
Clover Merger Sub, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 5.94%, 9/26/2024(b)	8,623	8,256

Independent Power and Renewable Electricity Producers — 1.5%
ExGen Renewables IV LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.00%), 5.53%, 11/28/2024(b)	8,693	8,245
Invenergy LLC, Term Loan (ICE LIBOR USD 3 Month + 3.50%), 6.10%, 8/28/2025(b)	7,255	7,297
Talen Energy Supply LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 6.61%, 12/3/2025(b)	9,758	9,746

		25,288

Insurance — 1.2%
Asurion LLC, 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 6.50%), 8.94%, 8/4/2025(b)	4,275	4,341
Asurion LLC, Term Loan B-7 (ICE LIBOR USD 1 Month + 3.00%), 5.44%, 11/3/2024(b)	8,856	8,810
HUB International Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 5.34%, 4/25/2025(b)	7,699	7,491

		20,642

IT Services — 2.1%
Carbonite, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 6.18%, 3/26/2026(b)	2,565	2,569
Dun & Bradstreet Corp. (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 7.43%, 2/6/2026(b)	4,126	4,116
Exela Intermediate LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.50%), 9.38%, 7/12/2023(b)	12,897	10,769
Optiv Security, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.69%, 2/1/2024(b)(c)	2,809	2,609
Optiv Security, Inc., 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 7.25%), 9.69%, 1/31/2025(b)	4,000	3,660
Rackspace Hosting, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.00%), 5.58%, 11/3/2023(b)	8,838	8,166
Web.Com Group, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 6.20%, 10/10/2025(b)(c)	4,794	4,735

		36,624

Leisure Products — 1.1%
Delta 2 SARL, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.94%, 2/1/2024(b)	14,721	14,361
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 10.00%), 12.62%, 5/15/2022‡(b)	4,763	4,735

		19,096

Life Sciences Tools & Services — 0.2%
Albany Molecular Research, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.69%, 8/30/2024(b)	3,862	3,761

Machinery — 0.3%
Zodiac Pool Solutions LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%), 4.69%, 7/2/2025(b)	4,472	4,456

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Materials — 0.7%
Gates Global LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.19%, 4/1/2024(b)	11,595	11,502

Media — 8.7%
Altice Financing SA, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 5.19%, 7/15/2025(b)	7,833	7,482
Altice Financing SA, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.18%, 1/31/2026(b)	1,059	1,011
CBS Radio, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.18%, 11/18/2024(b)	3,283	3,275
Cineworld Finance US, Inc., 1st Lien Term Loan B (United Kingdom) (ICE LIBOR USD 1 Month + 2.25%), 4.69%, 2/28/2025(b)	5,410	5,312
CSC Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.25%), 4.69%, 7/17/2025(b)	6,842	6,701
CSC Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.69%, 1/15/2026(b)	21,746	21,327
GoodRx, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 5.44%, 10/10/2025(b)(c)	8,472	8,437
Gray Television, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.25%), 4.73%, 2/7/2024(b)	3,120	3,095
(ICE LIBOR USD 1 Month + 2.50%), 4.98%, 1/2/2026(b)	5,985	5,954
Hoya Midco LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 5.94%, 6/30/2024(b)	10,439	10,252
iHeartCommunications, Inc., Exit Term Loan (ICE LIBOR USD 3 Month + 4.00%), 6.58%, 5/1/2026(b)(c)	17,282	17,287
Meredith Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.19%, 1/31/2025(b)	6,019	6,002
Mission Broadcasting, Inc., 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 2.25%), 4.74%, 1/17/2024(b)	686	677
Nexstar Broadcasting Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.68%, 1/17/2024(b)	3,586	3,541
Numericable US LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.69%), 6.13%, 1/31/2026(b)	9,332	8,966
Red Ventures LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.44%, 11/8/2024(b)	6,768	6,750
Tribune Media Co., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.44%, 1/26/2024(b)	6,389	6,379
Tribune Media Co., Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.44%, 12/27/2020(b)	5,442	5,435
UFC Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.75%, 8/18/2023(b)	9,197	9,172
Univision Communications, Inc., 1st Lien Term Loan C-5 (ICE LIBOR USD 1 Month + 2.75%), 5.19%, 3/15/2024(b)	2,295	2,174
Ziggo Secured Finance Partnership, 1st Lien Term Loan E (Netherlands) (ICE LIBOR USD 1 Month + 2.50%), 4.94%, 4/15/2025(b)	8,977	8,748

		147,977

Metals & Mining — 0.3%
Aleris International, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.75%), 7.19%, 2/27/2023(b)	5,707	5,709

Multiline Retail — 0.5%
Neiman Marcus Group, Inc., Other Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.72%, 10/25/2020(b)	9,161	8,236

Oil, Gas & Consumable Fuels — 4.8%
California Resources Corp., 1st Lien Second Out Term Loan (ICE LIBOR USD 1 Month + 10.38%), 12.80%, 12/31/2021(b)	3,726	3,752
California Resources Corp., Senior Secured First Out (ICE LIBOR USD 1 Month + 4.75%), 7.18%, 12/31/2022(b)	7,977	7,572
Delek US Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.69%, 3/31/2025(b)	1,995	1,979
EG Group Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 6.60%, 2/7/2025(b)	975	956
Encino Acquisition Partners Holdings, 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 6.75%), 9.19%, 10/29/2025(b)	4,000	3,680

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Euro Garages Finco Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 6.60%, 2/7/2025(b)	8,119	7,963
Grizzly Acquisitions Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 5.85%, 10/1/2025(b)	2,716	2,709
Gulf Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.25%), 7.78%, 8/25/2023(b)	7,208	5,935
HFOTCO LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.19%, 6/26/2025(b)	2,555	2,550
Kestrel Acquisition LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.69%, 6/2/2025(b)	5,648	5,488
Lotus Midstream LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 5.85%, 9/29/2025(b)	2,872	2,870
Medallion Midland Acquisition LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.69%, 10/30/2024(b)	2,908	2,859
MEG Energy Corp., 1st Lien Term Loan B (Canada) (ICE LIBOR USD 1 Month + 3.50%), 5.94%, 12/31/2023(b)	1,971	1,965
Moda Midstream LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.69%, 9/29/2025(b)	2,317	2,316
Oryx Midstream Services LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.50%), 6.44%, 5/8/2026(b)(c)	3,750	3,743
Prairie ECI Acquiror LP, 1st Lien Term Loan (ICE LIBOR USD 6 Month + 4.75%), 7.37%, 3/11/2026(b)	2,436	2,451
Stetson Midstream, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.69%, 7/18/2025(b)	4,942	4,936
Terraform Power Operating LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 4.44%, 11/8/2022(b)	5,056	5,008
Ultra Resources, Inc., Term Loan (ICE LIBOR USD 1 Month + 0.25%), 6.18%, 4/12/2024(b)	16,007	13,254

		81,986

Personal Products — 0.3%
Prestige Brands, Inc., 1st Lien Term Loan B-4 (ICE LIBOR USD 1 Month + 2.00%), 4.44%, 1/26/2024(b)	4,636	4,593

Pharmaceuticals — 3.5%
Concordia Healthcare Corp., Initial Dollar Term Loan (Canada) (ICE LIBOR USD 1 Month + 5.50%), 7.95%, 9/6/2024(b)	27,060	25,247
Endo Pharmaceuticals, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.75%, 4/29/2024(b)(c)	6,494	6,255
Valeant Pharmaceuticals International, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.47%, 6/2/2025(b)(c)	28,732	28,621

		60,123

Professional Services — 0.3%
Trans Union LLC, 1st Lien Term Loan B-4 (ICE LIBOR USD 1 Month + 2.00%), 4.44%, 6/19/2025(b)	4,755	4,738

Real Estate Management & Development — 0.7%
CityCenter Holdings LLC, Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.69%, 4/18/2024(b)	12,304	12,174

Road & Rail — 0.4%
Hertz Corp. (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.19%, 6/30/2023(b)	6,227	6,155

Software — 2.4%
Applied Systems, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 5.44%, 9/19/2024(b)(c)	4,485	4,456
Barracuda Networks, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 5.77%, 2/12/2025(b)	2,558	2,549
Greeneden US Holdings II LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.69%, 12/1/2023(b)	4,355	4,308
Infor US, Inc., Tranche B-6 Term Loan (ICE LIBOR USD 1 Month + 2.75%), 5.19%, 2/1/2022(b)	4,500	4,481
Landesk Software Group, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 6.72%, 1/20/2024(b)(c)	3,194	3,171

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Landesk Software Group, Inc., 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 9.00%), 11.47%, 1/20/2025(b)(c)	830	815
Misys, Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 6.10%, 6/13/2024(b)(c)	6,923	6,773
Qlik Technologies, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 6.37%, 4/26/2024(b)(c)	3,498	3,447
Salient CRGT, Inc., Term Loan B (ICE LIBOR USD 1 Month + 6.00%), 8.44%, 2/28/2022(b)	4,695	4,554
Solera LLC, Dollar Term Loan (ICE LIBOR USD 1 Month + 2.75%), 5.19%, 3/3/2023(b)	3,391	3,365
Sonicwall, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 7.50%), 10.02%, 5/18/2026(b)	1,375	1,279
The Ultimate Software Group, Inc., 1st Lien Term Loan (ICE LIBOR USD 2 Month + 3.75%), 6.27%, 5/4/2026(b)	2,405	2,405

		41,603

Specialty Retail — 3.0%
At Home Holding III, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 6.08%, 6/3/2022(b)	5,685	5,614
Claire’s Stores, Inc., 1st Lien Term Loan (ICE LIBOR USD 6 Month + 7.25%), 9.94%, 10/12/2038‡(b)(d)	1,383	2,144
Digicert, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.00%), 6.44%, 10/31/2024(b)	3,445	3,433
Party City Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 4.94%, 8/19/2022(b)	7,527	7,471
PetSmart, Inc., Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.72%, 3/11/2022(b)(c)	8,555	8,218
Staples, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 5.00%), 7.60%, 4/16/2026(b)	25,643	24,746

		51,626

Technology Hardware, Storage & Peripherals — 1.0%
Dell International LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 4.44%, 9/7/2023(b)	3,897	3,874
Quest Software US Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 6.83%, 5/16/2025(b)(c)	5,684	5,578
Quest Software US Holdings, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 8.25%), 10.83%, 5/18/2026(b)(c)	1,089	1,070
Radiate Holdco LLC, Term Loan (ICE LIBOR USD 1 Month + 3.00%), 5.44%, 2/1/2024(b)	7,291	7,177

		17,699

Textiles, Apparel & Luxury Goods — 0.3%
Samsonite IP Holdings SARL, 1st Lien Term Loan B (Luxembourg) (ICE LIBOR USD 1 Month + 1.75%), 4.19%, 4/25/2025(b)	5,976	5,853

Transportation Infrastructure — 0.1%
Sirva Worldwide, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 9.50%), 12.07%, 8/3/2026(b)	1,650	1,320

Wireless Telecommunication Services — 1.5%
A2Z Wireless Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.00%), 8.47%, 5/1/2023(b)(c)	6,470	6,042
Sprint Communications, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 5.00%, 2/2/2024(b)	11,543	11,276
Syniverse Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 5.00%), 7.44%, 3/9/2023(b)	7,131	6,629
Syniverse Holdings, Inc., 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 9.00%), 11.44%, 3/11/2024(b)	2,545	1,921

		25,868

TOTAL LOAN ASSIGNMENTS (Cost $1,433,804)		1,392,449

CORPORATE BONDS — 13.0%
Aerospace & Defense — 0.5%
Arconic, Inc. 5.13%, 10/1/2024	4,000	4,065
Bombardier, Inc. (Canada) 6.13%, 1/15/2023(e)	4,000	3,889

		7,954

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Air Freight & Logistics — 0.5%
XPO Logistics, Inc.
6.13%, 9/1/2023(e)	2,500	2,518
6.75%, 8/15/2024(e)	5,520	5,672

		8,190

Airlines — 0.1%
American Airlines Group, Inc. 5.00%, 6/1/2022(e)	2,500	2,528

Auto Components — 0.7%
Goodyear Tire & Rubber Co. (The) 5.13%, 11/15/2023(f)	8,500	8,461
Icahn Enterprises LP 6.75%, 2/1/2024	4,000	4,100

		12,561

Banks — 0.2%
Barclays Bank plc (United Kingdom) 7.63%, 11/21/2022	3,381	3,651

Chemicals — 0.3%
CF Industries, Inc. 3.45%, 6/1/2023	3,500	3,404
FXI Holdings, Inc. 7.88%, 11/1/2024(e)	1,101	1,002

		4,406

Commercial Services & Supplies — 1.2%
ILFC E-Capital Trust I (USD Constant Maturity 30 Year + 1.55%, 14.50% Cap), 4.57%, 12/21/2065(b)(e)	11,745	8,456
Nielsen Finance LLC 5.00%, 4/15/2022(e)	3,909	3,876
Pitney Bowes, Inc. 4.95%, 4/1/2023(g)	4,485	4,160
Prime Security Services Borrower LLC 5.25%, 4/15/2024(e)	3,968	3,894

		20,386

Communications Equipment — 0.3%
CommScope, Inc. 6.00%, 3/1/2026(e)	2,500	2,500
Plantronics, Inc. 5.50%, 5/31/2023(e)	1,850	1,834

		4,334

Construction & Engineering — 0.2%
MasTec, Inc. 4.88%, 3/15/2023	3,000	3,030

Consumer Finance — 0.8%
FirstCash, Inc. 5.38%, 6/1/2024(e)	1,000	1,010
Springleaf Finance Corp.
6.13%, 5/15/2022	7,000	7,315
6.13%, 3/15/2024	5,680	5,893

		14,218

Containers & Packaging — 0.0%(h)
Reynolds Group Issuer, Inc. 5.75%, 10/15/2020	485	485

Diversified Telecommunication Services — 0.4%
CCO Holdings LLC
5.88%, 4/1/2024(e)	5,000	5,169
5.75%, 2/15/2026(e)	2,160	2,241

		7,410

Electric Utilities — 0.0%(h)
Texas Competitive Electric Holdings Co. LLC 8.50%, 5/1/2020‡(i)	75,000	38

Electronic Equipment, Instruments & Components — 0.1%
Ingram Micro, Inc. 5.00%, 8/10/2022	1,400	1,403

Energy Equipment & Services — 0.4%
Nabors Industries, Inc. 5.10%, 9/15/2023	2,000	1,670
Shelf Drilling Holdings Ltd. (United Arab Emirates) 8.25%, 2/15/2025(e)	1,000	961
Transocean Proteus Ltd. 6.25%, 12/1/2024(e)	4,650	4,696

		7,327

Equity Real Estate Investment Trusts (REITs) — 0.3%
Iron Mountain, Inc. 5.75%, 8/15/2024	4,360	4,325

Food Products — 0.2%
JBS USA LUX SA 5.88%, 7/15/2024(e)	4,000	4,117

Health Care Providers & Services — 0.9%
Acadia Healthcare Co., Inc. 5.63%, 2/15/2023	10,575	10,588
Encompass Health Corp.
5.13%, 3/15/2023	1,318	1,328
5.75%, 11/1/2024	1,000	1,005
Tenet Healthcare Corp. 4.63%, 7/15/2024	2,241	2,225

		15,146

Hotels, Restaurants & Leisure — 1.0%
1011778 BC ULC (Canada) 4.25%, 5/15/2024(e)	4,000	3,950
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023(e)	1,511	1,583
Jack Ohio Finance LLC 6.75%, 11/15/2021(e)	4,000	4,094
Scientific Games International, Inc. 5.00%, 10/15/2025(e)	7,185	7,077

		16,704

Household Durables — 0.2%
Tempur Sealy International, Inc. 5.63%, 10/15/2023	4,000	4,040

Household Products — 0.2%
Spectrum Brands, Inc. 6.13%, 12/15/2024	3,000	3,067

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Independent Power and Renewable Electricity Producers — 0.1%
Clearway Energy Operating LLC 5.38%, 8/15/2024	1,959	1,949

IT Services — 0.1%
Zayo Group LLC 6.00%, 4/1/2023	1,065	1,093

Leisure Products — 0.2%
Mattel, Inc. 3.15%, 3/15/2023	4,000	3,680

Machinery — 0.3%
ATS Automation Tooling Systems, Inc. (Canada) 6.50%, 6/15/2023(e)	1,500	1,543
Colfax Corp. 6.00%, 2/15/2024(e)	3,000	3,100

		4,643

Media — 0.4%
Clear Channel Worldwide Holdings, Inc. 9.25%, 2/15/2024(e)	5,277	5,645
Gray Television, Inc. 5.13%, 10/15/2024(e)	2,000	2,009

		7,654

Metals & Mining — 0.1%
AK Steel Corp. 7.63%, 10/1/2021	500	483
Allegheny Technologies, Inc. 5.95%, 1/15/2021	500	496
Freeport-McMoRan, Inc. 3.88%, 3/15/2023	500	481
Steel Dynamics, Inc. 5.13%, 10/1/2021	500	501

		1,961

Oil, Gas & Consumable Fuels — 1.2%
Aker BP ASA (Norway) 5.88%, 3/31/2025(e)	3,237	3,391
DCP Midstream Operating LP 3.88%, 3/15/2023	500	494
Hilcorp Energy I LP 5.00%, 12/1/2024(e)	1,720	1,664
Matador Resources Co. 5.88%, 9/15/2026	1,703	1,686
PBF Logistics LP 6.88%, 5/15/2023	500	505
Peabody Energy Corp. 6.00%, 3/31/2022(e)	500	496
QEP Resources, Inc. 5.25%, 5/1/2023	3,000	2,812
Range Resources Corp.
5.88%, 7/1/2022	1,000	980
5.00%, 3/15/2023	500	468
SemGroup Corp. 5.63%, 7/15/2022	500	495
Summit Midstream Holdings LLC 5.50%, 8/15/2022	500	484
Sunoco LP 4.88%, 1/15/2023	500	504
Targa Resources Partners LP 5.25%, 5/1/2023	500	502
TerraForm Power Operating LLC 4.25%, 1/31/2023(e)	6,709	6,491

		20,972

Pharmaceuticals — 0.3%
Bausch Health Cos., Inc. 6.50%, 3/15/2022(e)	5,000	5,170

Road & Rail — 0.8%
Avis Budget Car Rental LLC 5.50%, 4/1/2023	9,000	9,045
Avolon Holdings Funding Ltd. (Ireland) 5.25%, 5/15/2024(e)	4,120	4,280

		13,325

Specialty Retail — 0.1%
Group 1 Automotive, Inc. 5.25%, 12/15/2023(e)	1,500	1,524

Technology Hardware, Storage & Peripherals — 0.3%
EMC Corp. 3.38%, 6/1/2023	5,000	4,856

Wireless Telecommunication Services — 0.6%
Sprint Communications, Inc. 6.00%, 11/15/2022	4,025	4,116
Sprint Corp. 7.25%, 9/15/2021	5,000	5,256
T-Mobile USA, Inc. 4.00%, 4/15/2022‡	3,334	—

		9,372

TOTAL CORPORATE BONDS (Cost $222,342)		221,519

	Shares (000)
COMMON STOCKS — 1.0%
Aerospace & Defense — 0.1%
Remington Outdoor Co., Inc.*‡	419	628

Independent Power and Renewable Electricity Producers — 0.2%
Vistra Energy Corp.	165	3,887

Media — 0.1%
Clear Channel Outdoor Holdings, Inc.*	369	1,874
iHeartMedia, Inc., Class A*	18	304

		2,178

Oil, Gas & Consumable Fuels — 0.1%
Southcross Holdco Equity*‡	1	733

Software — 0.4%
Avaya Holdings Corp.*	500	6,290

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Specialty Retail — 0.1%
Claire’s Stores, Inc.*‡	3	2,203

TOTAL COMMON STOCKS (Cost $21,177)		15,919

PREFERRED STOCKS — 0.2%
Specialty Retail — 0.2%
Claire’s Stores, Inc.*‡ (Cost $1,124)	2	3,200

	No. of Warrants (000)
WARRANTS — 0.1%
Wireless Telecommunication Services — 0.1%
iHeartMedia Capital I LLC expiring 5/2/2039, price 1.00 USD*‡ (Cost $2,479)	138	2,216

	No. of Rights (000)
RIGHTS — 0.1%
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Energy Corp., expiring 12/31/2049*‡ (Cost $ — )	1,250	994

	Principal Amount ($000)
ASSET-BACKED SECURITIES — 0.0%(h)
Continental Airlines Pass-Through Trust Series 2004-ERJ1, 9.56%, 9/1/2019(Cost $136)	133	134

	Shares (000)
SHORT-TERM INVESTMENTS — 6.9%
INVESTMENT COMPANIES — 6.9%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.27%(j)(k)(Cost $118,293)	118,293	118,293

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.0%(h)
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.33%(j)(k)(Cost $804)	804	804

Total Investments — 103.0% (Cost $1,800,159)		1,755,528
Liabilities in Excess of Other Assets — (3.0%)		(50,754)

Net Assets — 100.0%		1,704,774

Percentages indicated are based on net assets.

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Abbreviations

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SCA	Limited partnership with share capital
USD	United States Dollar
(a)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2019.
(c)	All or a portion of this security is unsettled as of May 31, 2019. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(d)	Fund is subject to legal or contractual restrictions on the resale of the security.
(e)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(f)	The security or a portion of this security is on loan at May 31, 2019. The total value of securities on loan at May 31, 2019 is approximately $784,000.
(g)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2019.
(h)	Amount rounds to less than 0.1% of net assets.
(i)	Defaulted security.
(j)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(k)	The rate shown is the current yield as of May 31, 2019.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2019.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$134	$—		$134
Corporate Bonds
Electric Utilities	—	—	38		38
Wireless Telecommunication Services	—	9,372	—	(a)	9,372
Other Corporate Bonds	—	212,109	—		212,109

Total Corporate Bonds	—	221,481	38		221,519

Common Stocks
Aerospace & Defense	—	—	628		628
Oil, Gas & Consumable Fuels	—	—	733		733
Specialty Retail	—	—	2,203		2,203
Other Common Stocks	12,355	—	—		12,355

Total Common Stocks	12,355	—	3,564		15,919

Loan Assignments
Leisure Products	—	14,361	4,735		19,096
Specialty Retail	—	49,482	2,144		51,626
Other Loan Assignments	—	1,321,727	—		1,321,727

Total Loan Assignments	—	1,385,570	6,879		1,392,449

Preferred Stocks	—	—	3,200		3,200
Rights	—	—	994		994
Warrants	—	—	2,216		2,216
Short-Term Investments
Investment Companies	118,293	—	—		118,293
Investment of cash collateral from securities loaned	804	—	—		804

Total Investments in Securities	$131,452	$1,607,185	$16,891	*	$1,755,528

(a)	Value is zero.
*

Level 3 securities are valued by brokers and pricing services. At May 31, 2019, the value of these securities was approximately $16,891,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, results of broker and vendor due diligence, unchanged price review and consideration of macro or security specific events.

The following is a summary of investment for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2019		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level [3]	Transfers out of Level 3	Balance as of May 31, 2019
Investments in Securities:
Common Stocks — Aerospace & Defense	$733		—	$(105)	—	$—	$—	$—	$—	$628
Common Stocks — Oil, Gas & Consumable Fuels	767		—	(34)	—	—	—	—	—	733
Common Stocks — Specialty Retail	2,694		—	(491)	—	—	—	—	—	2,203
Corporate Bonds — Electric Utilities	225		—	(187)	—	—	—	—	—	38
Corporate Bonds — Wireless Telecommunication Services	—	(a)	—	—	—	—	—	—	—	—	(a)
Loan Assignments — Leisure Products	4,704		—	—	—	31	—	—	—	4,735
Loan Assignments — Specialty Retail	2,075		—	69	—	—	—	—	—	2,144
Preferred Stocks — Specialty Retail	3,019		—	181	—	—	—	—	—	3,200
Rights — Independent Power and Renewable Electricity Producers	969		—	25	—	—	—	—	—	994
Warrants — Wireless Telecommunication Services	—		—	(263)	—	2,479	—	—	—	2,216

	$15,186		$—	$(805)	$—	$2,510	$—	$—	$—	$16,891

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Value is Zero.

JPMorgan Floating Rate Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

The change in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2019, which were valued using significant unobservable inputs (level 3) amounted to approximately $(805,000).

There were no transfers into and out of level 3 for the period ended May 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended May 31, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2019	Shares at May 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.56% (a)	$—	$10,000	$10,000	$—	$—	$—	—	$14	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.33% (a)(b)	6,824	29,194	35,214	—	—	804	804	26	—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.27% (a)(b)	162,036	371,580	415,323	—	—	118,293	118,293	688	—

Total	$168,860	$410,774	$460,537	$—	$—	$119,097		$728	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2019.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
CORPORATE BONDS — 48.4%
Argentina — 0.1%
Agua y Saneamientos Argentinos SA 6.63%, 2/1/2023(a)		3,850	2,451

Australia — 1.2%
Australia & New Zealand Banking Group Ltd.
3.63%, 7/18/2022(a)	EUR	1,534	1,919
0.25%, 11/29/2022	EUR	7,650	8,664
(USD ICE Swap Rate 5 Year + 5.17%), 6.75%, 6/15/2026(b)(c)(d)(e)		1,076	1,155
Commonwealth Bank of Australia 0.38%, 4/24/2023(a)	EUR	6,027	6,854
FMG Resources August 2006 Pty. Ltd.
4.75%, 5/15/2022(d)		230	231
5.13%, 5/15/2024(d)		230	231
National Australia Bank Ltd.
0.25%, 3/28/2022(a)	EUR	3,150	3,565
0.88%, 11/16/2022(a)	EUR	3,806	4,401
Westpac Banking Corp. 0.63%, 1/14/2022(a)	EUR	3,800	4,336

			31,356

Azerbaijan — 0.1%
State Oil Co. of the Azerbaijan Republic 4.75%, 3/13/2023(a)		2,273	2,326

Bahrain — 0.1%
Batelco International Finance No. 1 Ltd. 4.25%, 5/1/2020(a)		1,600	1,592

Belgium — 0.6%
Anheuser-Busch Cos. LLC 4.90%, 2/1/2046		2,305	2,376
Anheuser-Busch InBev SA/NV 2.00%, 3/17/2028(a)	EUR	900	1,075
Anheuser-Busch InBev Worldwide, Inc.
4.15%, 1/23/2025		4,145	4,379
4.90%, 1/23/2031		1,630	1,806
Solvay Finance SA (EUR Swap Annual 5 Year + 3.70%), 5.42%, 11/12/2023(a)(b)(c)(e)	EUR	3,400	4,264
Telenet Finance Luxembourg Notes SARL 3.50%, 3/1/2028(a)	EUR	1,600	1,813

			15,713

Brazil — 0.7%
Banco do Brasil SA (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.40%), 6.25%, 4/15/2024(a)(b)(c)(e)		1,431	1,285
Banco Votorantim SA 7.38%, 1/21/2020(a)		700	716
Braskem America Finance Co. 7.13%, 7/22/2041(a)		1,090	1,236
Cemig Geracao e Transmissao SA 9.25%, 12/5/2024(d)		3,380	3,747
JSL Europe SA 7.75%, 7/26/2024(a)		3,950	3,910
Petrobras Global Finance BV 6.90%, 3/19/2049		4,960	4,935
Votorantim Cimentos International SA 7.25%, 4/5/2041(a)		1,950	2,199

			18,028

Canada — 1.1%
Advanz Pharma Corp. 8.00%, 9/6/2024		687	647
ATS Automation Tooling Systems, Inc. 6.50%, 6/15/2023(d)		188	193
Baytex Energy Corp.
5.13%, 6/1/2021(d)		100	99
5.63%, 6/1/2024(d)		115	108
Bombardier, Inc.
6.00%, 10/15/2022(d)		320	312
6.13%, 1/15/2023(d)		637	619
7.50%, 12/1/2024(d)		287	282
7.50%, 3/15/2025(d)		461	447
7.88%, 4/15/2027(d)		567	544
Emera US Finance LP 3.55%, 6/15/2026		3,916	3,939
Encana Corp.
6.50%, 8/15/2034		2,025	2,423
6.50%, 2/1/2038		552	658
Garda World Security Corp. 8.75%, 5/15/2025(d)		1,420	1,356
Hudbay Minerals, Inc. 7.25%, 1/15/2023(d)		220	222
Intertape Polymer Group, Inc. 7.00%, 10/15/2026(d)		276	282
Kronos Acquisition Holdings, Inc. 9.00%, 8/15/2023(d)		321	278
MEG Energy Corp.
6.38%, 1/30/2023(d)		800	706
6.50%, 1/15/2025(d)		2,095	2,016
NOVA Chemicals Corp. 5.00%, 5/1/2025(d)		570	526
Open Text Corp.
5.63%, 1/15/2023(d)		295	299
5.88%, 6/1/2026(d)		272	283
Precision Drilling Corp.
7.75%, 12/15/2023		720	729
5.25%, 11/15/2024		180	160
7.13%, 1/15/2026(d)		391	372
Quebecor Media, Inc. 5.75%, 1/15/2023		240	250
Seven Generations Energy Ltd. 5.38%, 9/30/2025(d)		345	327
Stars Group Holdings BV 7.00%, 7/15/2026(d)		175	180

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
Toronto-Dominion Bank (The) 2.50%, 1/18/2022(a)		6,280	6,330
TransCanada PipeLines Ltd. 5.10%, 3/15/2049		935	1,021
Videotron Ltd. 5.38%, 6/15/2024(d)		1,300	1,352

			26,960

China — 0.2%
GCL New Energy Holdings Ltd. 7.10%, 1/30/2021(a)		1,062	947
Guangxi Communications Investment Group Co. Ltd. 3.00%, 11/4/2019(a)		1,450	1,440
Sino-Ocean Land Treasure III Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.26%), 4.90%, 9/21/2022(a)(b)(c)(e)		2,094	1,820
Tianjin Infrastructure Construction & Investment Group Co. Ltd. 2.75%, 6/15/2019(a)		900	899
West China Cement Ltd. 6.50%, 9/11/2019(a)		560	562

			5,668

Denmark — 1.4%
Danske Bank A/S
5.00%, 1/12/2022(d)		1,940	2,008
(EUR Swap Annual 7 Year + 5.47%), 5.88%, 4/6/2022(a)(b)(c)(e)	EUR	2,100	2,396
DKT Finance ApS 7.00%, 6/17/2023(a)	EUR	2,000	2,407
Jyske Realkredit A/S Series 321E, 1.00%, 10/1/2019	DKK	49,310	7,415
Nordea Kredit Realkreditaktieselskab Series CB1, 1.00%, 1/1/2020	DKK	41,550	6,270
Nykredit Realkredit A/S Series 13H, 1.00%, 10/1/2019(a)	DKK	42,030	6,320
Realkredit Danmark A/S Series 10F, 1.00%, 1/1/2020	DKK	41,870	6,320
TDC A/S 5.00%, 3/2/2022(f)	EUR	1,000	1,230

			34,366

Finland — 0.0%(g)
Nokia OYJ 4.38%, 6/12/2027		250	245

France — 2.7%
Accor SA (EUR Swap Annual 5 Year + 3.65%), 4.13%, 6/30/2020(a)(b)(c)(e)	EUR	1,200	1,384
Altice France SA
5.63%, 5/15/2024(a)	EUR	4,000	4,598
7.38%, 5/1/2026(d)		760	742
Arkema SA (EUR Swap Annual 5 Year + 4.35%), 4.75%, 10/29/2020(a)(b)(c)(e)	EUR	1,700	2,001
BPCE SA
5.15%, 7/21/2024(d)		8,195	8,675
(EUR Swap Annual 5 Year + 2.37%), 2.75%, 11/30/2027(a)(c)	EUR	1,200	1,430
Burger King France SAS 6.00%, 5/1/2024(a)	EUR	1,000	1,177
Casino Guichard Perrachon SA 3.58%, 2/7/2025(a)(f)	EUR	700	662
Credit Agricole SA
2.38%, 7/1/2021(d)		3,770	3,762
4.38%, 3/17/2025(d)		1,875	1,924
(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025(b)(c)(d)(e)		2,740	3,054
Elis SA
1.88%, 2/15/2023(a)	EUR	1,600	1,825
2.88%, 2/15/2026(a)	EUR	1,400	1,635
Europcar Mobility Group 4.13%, 11/15/2024(a)	EUR	2,800	3,156
Faurecia SA
3.63%, 6/15/2023(a)	EUR	1,000	1,133
2.63%, 6/15/2025(a)	EUR	550	619
La Financiere Atalian SASU
4.00%, 5/15/2024(a)	EUR	2,250	1,640
5.13%, 5/15/2025(d)	EUR	265	193
5.13%, 5/15/2025(a)	EUR	200	146
Loxam SAS
4.25%, 4/15/2024(a)	EUR	1,500	1,753
6.00%, 4/15/2025(a)	EUR	600	707
Novafives SAS 5.00%, 6/15/2025(d)	EUR	1,395	1,430
Orano SA
4.38%, 11/6/2019(a)	EUR	1,000	1,134
3.25%, 9/4/2020(a)	EUR	1,400	1,612
4.88%, 9/23/2024	EUR	2,300	2,827
Paprec Holding SA 4.00%, 3/31/2025(a)	EUR	500	518
Parts Europe SA 4.38%, 5/1/2022(a)	EUR	750	834
Rexel SA
2.63%, 6/15/2024(a)	EUR	2,350	2,677
2.13%, 6/15/2025(a)	EUR	900	1,011
Societe Generale SA
(EUR Swap Annual 5 Year + 5.54%), 6.75%, 4/7/2021(a)(b)(c)(e)	EUR	850	994
(USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 9/29/2025(b)(c)(d)(e)		4,735	5,067

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
SPIE SA 3.13%, 3/22/2024(a)	EUR	2,600	3,041
TOTAL SA (EUR Swap Annual 5 Year + 3.78%), 3.88%, 5/18/2022(a)(b)(c)(e)	EUR	1,750	2,110
Vallourec SA
6.63%, 10/15/2022(a)	EUR	1,299	1,226
2.25%, 9/30/2024(a)	EUR	1,800	1,299

			67,996

Germany — 1.5%
CBR Fashion Finance BV 5.13%, 10/1/2022(a)	EUR	600	647
CeramTec BondCo GmbH
5.25%, 12/15/2025(d)	EUR	1,406	1,583
5.25%, 12/15/2025(a)	EUR	1,350	1,520
Deutsche Bank AG 4.25%, 10/14/2021		993	997
IHO Verwaltungs GmbH
3.25% (cash), 9/15/2023(a)(h)	EUR	1,900	2,165
3.75% (cash), 9/15/2026(a)(h)	EUR	1,400	1,563
Nidda BondCo GmbH 5.00%, 9/30/2025(a)	EUR	2,600	2,807
Nidda Healthcare Holding GmbH 3.50%, 9/30/2024(a)	EUR	2,309	2,617
ProGroup AG 3.00%, 3/31/2026(a)	EUR	1,287	1,445
Schaeffler Finance BV 3.25%, 5/15/2025(a)	EUR	5,300	6,106
Tele Columbus AG 3.88%, 5/2/2025(a)	EUR	1,698	1,657
thyssenkrupp AG
1.38%, 3/3/2022(a)	EUR	3,000	3,325
2.50%, 2/25/2025(a)	EUR	1,700	1,901
Unitymedia GmbH 3.75%, 1/15/2027(a)	EUR	550	646
Unitymedia Hessen GmbH & Co. KG
4.00%, 1/15/2025(a)	EUR	4,600	5,313
3.50%, 1/15/2027(a)	EUR	1,550	1,818
WEPA Hygieneprodukte GmbH 3.75%, 5/15/2024(a)	EUR	2,200	2,482

			38,592

Ghana — 0.0%(g)
Tullow Oil plc 7.00%, 3/1/2025(d)		365	364

Greece — 0.6%
Alpha Bank AE 2.50%, 2/5/2023(a)	EUR	10,700	12,491
Crystal Almond SARL 10.00%, 11/1/2021(a)	EUR	1,634	1,936
OTE plc 3.50%, 7/9/2020(a)	EUR	1,350	1,557

			15,984

Guatemala — 0.0%(g)
Comunicaciones Celulares SA 6.88%, 2/6/2024(a)		700	723

Hong Kong — 0.1%
WTT Investment Ltd. 5.50%, 11/21/2022(d)		3,700	3,794

India — 0.2%
ABJA Investment Co. Pte. Ltd. 5.45%, 1/24/2028(a)		2,520	2,318
JSW Steel Ltd. 5.25%, 4/13/2022(a)		3,444	3,464

			5,782

Indonesia — 0.2%
Indonesia Asahan Aluminium Persero PT 5.71%, 11/15/2023(d)		3,730	4,012
Medco Platinum Road Pte. Ltd. 6.75%, 1/30/2025(a)		1,027	995

			5,007

Ireland — 1.4%
AerCap Ireland Capital DAC
5.00%, 10/1/2021		1,515	1,579
4.63%, 7/1/2022		3,765	3,919
3.65%, 7/21/2027		2,585	2,478
Allied Irish Banks plc
(EUR Swap Annual 5 Year + 7.34%), 7.38%, 12/3/2020(a)(b)(c)(e)	EUR	1,850	2,211
(EUR Swap Annual 5 Year + 3.95%), 4.13%, 11/26/2025(a)(c)	EUR	3,100	3,610
Ardagh Packaging Finance plc
4.13%, 5/15/2023(a)	EUR	750	861
2.75%, 3/15/2024(a)	EUR	1,100	1,255
6.75%, 5/15/2024(a)	EUR	2,207	2,612
7.25%, 5/15/2024(d)		2,750	2,863
6.00%, 2/15/2025(d)		850	842
Avolon Holdings Funding Ltd.
5.50%, 1/15/2023(d)		235	244
5.13%, 10/1/2023(d)		135	140
3.95%, 7/1/2024(d)		2,337	2,322
4.38%, 5/1/2026(d)		1,075	1,077
Bank of Ireland
(EUR Swap Annual 5 Year + 6.96%), 7.38%, 6/18/2020(a)(b)(c)(e)	EUR	870	1,020
(EUR Swap Annual 5 Year + 3.55%), 4.25%, 6/11/2024(a)(c)	EUR	2,587	2,891
Park Aerospace Holdings Ltd.
4.50%, 3/15/2023(d)		20	20
5.50%, 2/15/2024(d)		350	368
Smurfit Kappa Acquisitions ULC
3.25%, 6/1/2021(a)	EUR	1,000	1,170
2.75%, 2/1/2025(a)	EUR	1,600	1,886
2.88%, 1/15/2026(a)	EUR	1,300	1,514

			34,882

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
Israel — 0.1%
Teva Pharmaceutical Finance Netherlands II BV 1.13%, 10/15/2024(a)	EUR	400	356
Teva Pharmaceutical Finance Netherlands III BV 3.15%, 10/1/2026		2,340	1,778

			2,134

Italy — 1.6%
Enel Finance International NV
3.63%, 5/25/2027(d)		3,570	3,419
3.50%, 4/6/2028(d)		4,365	4,071
EVOCA SpA 7.00%, 10/15/2023(a)	EUR	2,700	3,167
Intesa Sanpaolo SpA 5.71%, 1/15/2026(d)		200	191
Leonardo SpA
4.50%, 1/19/2021	EUR	1,700	2,016
4.88%, 3/24/2025	EUR	1,500	1,935
Nexi Capital SpA 4.13%, 11/1/2023(a)	EUR	1,000	1,156
Rossini SARL 6.75%, 10/30/2025(d)	EUR	2,022	2,397
Saipem Finance International BV 3.75%, 9/8/2023(a)	EUR	2,250	2,670
Telecom Italia Capital SA
6.38%, 11/15/2033		259	249
6.00%, 9/30/2034		68	64
Telecom Italia Finance SA 7.75%, 1/24/2033	EUR	850	1,203
Telecom Italia SpA
3.25%, 1/16/2023(a)	EUR	4,050	4,711
3.00%, 9/30/2025(a)	EUR	1,600	1,770
3.63%, 5/25/2026(a)	EUR	4,350	4,899
Wind Tre SpA
2.63%, 1/20/2023(a)	EUR	2,623	2,892
3.13%, 1/20/2025(a)	EUR	2,200	2,405
5.00%, 1/20/2026(d)		1,035	980

			40,195

Japan — 0.1%
Sumitomo Mitsui Banking Corp. 0.55%, 11/6/2023(a)	EUR	3,050	3,481

Kazakhstan — 0.0%(g)
Nostrum Oil & Gas Finance BV 8.00%, 7/25/2022(d)		1,700	1,164

Kuwait — 0.2%
Kuwait Projects Co. SPC Ltd.
5.00%, 3/15/2023(a)		2,400	2,490
4.50%, 2/23/2027(a)		3,226	3,133

			5,623

Luxembourg — 1.4%
Altice Financing SA 5.25%, 2/15/2023(a)	EUR	2,100	2,405
Altice Finco SA
4.75%, 1/15/2028(a)	EUR	1,525	1,437
4.75%, 1/15/2028(d)	EUR	800	754
Altice Luxembourg SA
7.25%, 5/15/2022(a)	EUR	4,702	5,339
7.75%, 5/15/2022(d)		450	458
6.25%, 2/15/2025(a)	EUR	1,400	1,502
7.63%, 2/15/2025(d)		300	276
8.00%, 5/15/2027(d)	EUR	1,723	1,908
Garfunkelux Holdco 2 SA 11.00%, 11/1/2023(a)	GBP	500	464
INEOS Group Holdings SA
5.38%, 8/1/2024(a)	EUR	1,150	1,313
5.63%, 8/1/2024(d)		500	486
Intelsat Connect Finance SA 9.50%, 2/15/2023(d)		939	817
Intelsat Jackson Holdings SA
5.50%, 8/1/2023		1,257	1,128
8.00%, 2/15/2024(d)		743	773
8.50%, 10/15/2024(d)		1,463	1,423
Matterhorn Telecom Holding SA 4.88%, 5/1/2023(a)	EUR	1,600	1,788
Matterhorn Telecom SA 3.88%, 5/1/2022(a)	EUR	2,900	3,259
Monitchem HoldCo 3 SA 5.25%, 6/15/2021(a)	EUR	800	894
Picard Bondco SA 5.50%, 11/30/2024(d)	EUR	1,300	1,263
SES SA (EUR Swap Annual 5 Year + 4.66%), 4.62%, 1/2/2022(a)(b)(c)(e)	EUR	3,850	4,473
Telenet Finance VI Luxembourg SCA 4.88%, 7/15/2027(a)	EUR	2,097	2,517

			34,677

Macau — 0.0%(g)
Studio City Co. Ltd. 7.25%, 11/30/2021(a)		700	724

Mauritius — 0.0%(g)
Neerg Energy Ltd. 6.00%, 2/13/2022(a)		1,250	1,209

Mexico — 0.7%
Banco Mercantil del Norte SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.04%), 6.87%, 7/6/2022(b)(c)(d)(e)		1,320	1,346
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.45%), 5.75%, 10/4/2031(c)(d)		1,885	1,845
Banco Nacional de Comercio Exterior SNC (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 3.80%, 8/11/2026(c)(d)		1,900	1,883

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
BBVA Bancomer SA (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033(c)(d)		4,300	4,010
Cemex SAB de CV
5.70%, 1/11/2025(d)		335	340
6.13%, 5/5/2025(d)		400	414
7.75%, 4/16/2026(d)		940	1,002
Elementia SAB de CV 5.50%, 1/15/2025(d)		1,940	1,902
Petroleos Mexicanos
5.50%, 1/21/2021		2,430	2,497
6.38%, 2/4/2021		2,420	2,515

			17,754

Morocco — 0.1%
OCP SA 6.88%, 4/25/2044(a)		2,280	2,539

Netherlands — 0.9%
ABN AMRO Bank NV
(EUR Swap Annual 5 Year + 5.45%), 5.75%, 9/22/2020(a)(b)(c)(e)	EUR	400	462
4.75%, 7/28/2025(d)		3,555	3,735
Hema Bondco I BV (EURIBOR 3 Month + 6.25%, 6.25% Floor), 6.25%, 7/15/2022(a)(c)	EUR	900	887
Sigma Holdco BV 5.75%, 5/15/2026(a)	EUR	1,993	2,006
Sunshine Mid BV
6.50%, 5/15/2026(d)	EUR	1,250	1,410
6.50%, 5/15/2026(a)	EUR	1,150	1,298
UPC Holding BV 5.50%, 1/15/2028(d)		200	198
UPCB Finance IV Ltd.
5.38%, 1/15/2025(d)		950	962
4.00%, 1/15/2027(a)	EUR	1,544	1,811
UPCB Finance VII Ltd. 3.63%, 6/15/2029(a)	EUR	1,425	1,666
Ziggo Bond Co. BV
4.63%, 1/15/2025(a)	EUR	3,900	4,430
5.88%, 1/15/2025(d)		340	337
Ziggo BV
4.25%, 1/15/2027(a)	EUR	2,000	2,316

			21,518

New Zealand — 0.1%
Westpac Securities NZ Ltd. 0.25%, 4/6/2022(a)	EUR	1,820	2,057

Nigeria — 0.1%
IHS Netherlands Holdco BV 9.50%, 10/27/2021(d)		1,600	1,650
United Bank for Africa plc 7.75%, 6/8/2022(a)		1,200	1,252

			2,902

Norway — 0.0%(g)
Aker BP ASA 5.88%, 3/31/2025(d)		255	267

Oman — 0.1%
Oztel Holdings SPC Ltd. 6.63%, 4/24/2028(a)		2,300	2,229

Peru — 0.4%
Nexa Resources SA 5.38%, 5/4/2027(a)		5,950	6,055
Southern Copper Corp. 5.88%, 4/23/2045		3,070	3,386

			9,441

Portugal — 0.5%
EDP - Energias de Portugal SA (EUR Swap Annual 5 Year + 5.04%), 5.38%, 9/16/2075(a)(c)	EUR	2,500	2,973
EDP Finance BV
5.25%, 1/14/2021(d)		400	414
2.38%, 3/23/2023(a)	EUR	2,000	2,402
3.63%, 7/15/2024(d)		6,630	6,680

			12,469

Qatar — 0.1%
ABQ Finance Ltd. 3.50%, 2/22/2022(a)		2,600	2,593
Ras Laffan Liquefied Natural Gas Co. Ltd. II 5.30%, 9/30/2020(a)		1,032	1,047

			3,640

Singapore — 0.4%
DBS Bank Ltd. 3.30%, 11/27/2021(a)		2,650	2,709
Oversea-Chinese Banking Corp. Ltd. 0.38%, 3/1/2023(a)	EUR	5,550	6,301

			9,010

South Africa — 0.1%
Liquid Telecommunications Financing plc 8.50%, 7/13/2022(a)		1,357	1,313

Spain — 1.5%
AI Candelaria Spain SLU 7.50%, 12/15/2028(a)		2,290	2,413
Banco Bilbao Vizcaya Argentaria SA (EUR Swap Annual 5 Year + 9.18%), 8.88%, 4/14/2021(a)(b)(c)(e)	EUR	2,400	2,943
Banco Santander SA 3.25%, 4/4/2026(a)	EUR	800	969
CaixaBank SA
(EUR Swap Annual 5 Year + 6.50%), 6.75%, 6/13/2024(a)(b)(c)(e)	EUR	1,600	1,855
(EUR Swap Annual 5 Year + 3.35%), 3.50%, 2/15/2027(a)(c)	EUR	2,000	2,337

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
Cellnex Telecom SA 2.88%, 4/18/2025(a)	EUR	1,200	1,408
Cirsa Finance International SARL
6.25%, 12/20/2023(d)	EUR	1,439	1,709
6.25%, 12/20/2023(a)	EUR	700	831
eDreams ODIGEO SA 5.50%, 9/1/2023(d)	EUR	2,000	2,206
Grifols SA 3.20%, 5/1/2025(a)	EUR	1,800	2,045
Naturgy Finance BV (EUR Swap Annual 8 Year + 3.35%), 4.13%, 11/18/2022(a)(b)(c)(e)	EUR	2,000	2,357
Repsol International Finance BV (EUR Swap Annual 10 Year + 4.20%), 4.50%, 3/25/2075(a)(c)	EUR	3,400	4,168
Telefonica Emisiones SA 4.67%, 3/6/2038		930	912
Telefonica Europe BV
(EUR Swap Annual 5 Year + 2.33%), 2.63%, 3/7/2023(a)(b)(c)(e)	EUR	2,900	3,130
Series NC5, (EUR Swap Annual 5 Year + 2.45%), 3.00%, 9/4/2023(a)(b)(c)(e)	EUR	1,700	1,850
(EUR Swap Annual 10 Year + 4.30%), 5.88%, 3/31/2024(a)(b)(c)(e)	EUR	5,100	6,366
(EUR Swap Annual 8 Year + 2.97%), 3.88%, 6/22/2026(a)(b)(c)(e)	EUR	500	539

			38,038

Sweden — 0.3%
Telefonaktiebolaget LM Ericsson 1.88%, 3/1/2024(a)	EUR	1,150	1,328
Verisure Midholding AB
5.75%, 12/1/2023(a)	EUR	2,900	3,269
5.75%, 12/1/2023(d)	EUR	126	142
Volvo Car AB 2.00%, 1/24/2025(a)	EUR	1,500	1,648

			6,387

Switzerland — 1.0%
Credit Suisse Group AG
(USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023(b)(c)(d)(e)		7,280	7,717
(USD Swap Semi 5 Year + 3.46%), 6.25%, 12/18/2024(b)(c)(d)(e)		2,050	2,063
4.28%, 1/9/2028(d)		1,575	1,617
(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029(c)(d)		1,585	1,583
Dufry One BV 2.50%, 10/15/2024(a)	EUR	1,700	1,916
Glencore Finance Europe Ltd. 1.63%, 1/18/2022(a)	EUR	900	1,027
UBS Group Funding Switzerland AG
(EUR Swap Annual 5 Year + 5.29%), 5.75%, 2/19/2022(a)(b)(c)(e)	EUR	4,950	5,973
(USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025(a)(b)(c)(e)		3,450	3,657

			25,553

Taiwan — 0.1%
Competition Team Technologies Ltd. 3.75%, 3/12/2024(a)		2,490	2,517

Turkey — 0.2%
Petkim Petrokimya Holding A/S 5.88%, 1/26/2023(a)		3,103	2,862
Turkiye Garanti Bankasi A/S 5.25%, 9/13/2022(a)		3,340	3,119

			5,981

United Arab Emirates — 0.1%
DAE Funding LLC
4.50%, 8/1/2022(d)		164	164
5.00%, 8/1/2024(d)		205	205
Mashreqbank PSC 4.25%, 2/26/2024(a)		466	473
Shelf Drilling Holdings Ltd. 8.25%, 2/15/2025(d)		667	641

			1,483

United Kingdom — 2.6%
Algeco Global Finance plc 6.50%, 2/15/2023(a)	EUR	2,500	2,907
Barclays plc
(USD Swap Semi 5 Year + 4.84%), 7.75%, 9/15/2023(b)(c)(e)		294	295
4.84%, 5/9/2028		710	707
BAT Capital Corp.
3.56%, 8/15/2027		3,645	3,505
4.39%, 8/15/2037		4,260	3,896
British Telecommunications plc 1.75%, 3/10/2026(a)	EUR	2,500	2,927
CPUK Finance Ltd. 4.25%, 8/28/2022(a)	GBP	1,600	2,023
EC Finance plc 2.38%, 11/15/2022(a)	EUR	600	679
eG Global Finance plc
4.38%, 2/7/2025(d)	EUR	975	1,067
6.75%, 2/7/2025(d)		208	204
Fiat Chrysler Automobiles NV 3.75%, 3/29/2024(a)	EUR	3,000	3,671
HSBC Holdings plc (ICE LIBOR USD 3 Month + 1.21%), 3.80%, 3/11/2025(c)		3,980	4,062
Iceland Bondco plc 4.63%, 3/15/2025(a)	GBP	1,000	1,120

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
Jaguar Land Rover Automotive plc
4.25%, 11/15/2019(d)		200	199
4.50%, 10/1/2027(d)		411	337
New Look Secured Issuer plc
6.50%, 7/1/2022(a)	GBP	2,050	765
12.00% (Blend (cash 8.00% + PIK 4.00%)), 5/3/2024(c)(d)(h)	GBP	769	911
Nomad Foods Bondco plc 3.25%, 5/15/2024(a)	EUR	1,800	2,061
Royal Bank of Scotland Group plc
(USD Swap Semi 5 Year + 7.60%), 8.62%, 8/15/2021(b)(c)(e)		2,000	2,110
(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023(c)		7,562	7,536
(ICE LIBOR USD 3 Month + 1.47%), 3.99%, 5/15/2023(c)		898	890
6.00%, 12/19/2023		376	401
Santander UK Group Holdings plc
1.13%, 9/8/2023(a)	EUR	711	795
4.75%, 9/15/2025(d)		1,520	1,531
Synlab Unsecured Bondco plc 8.25%, 7/1/2023(a)	EUR	2,950	3,444
Tesco Corporate Treasury Services plc 2.50%, 7/1/2024(a)	EUR	5,600	6,648
Virgin Media Finance plc
4.50%, 1/15/2025(a)	EUR	3,100	3,567
5.75%, 1/15/2025(d)		200	203
Virgin Media Secured Finance plc
5.25%, 1/15/2026(d)		205	204
5.50%, 8/15/2026(d)		775	779
Vodafone Group plc 4.38%, 5/30/2028		2,015	2,101
Worldpay Finance plc 3.75%, 11/15/2022(a)	EUR	2,400	2,979

			64,524

United States — 23.5%
A10 Revolving Asset Financing LLC 8.72%, 1/9/2020‡(i)		250	250
Acadia Healthcare Co., Inc.
5.63%, 2/15/2023		63	63
6.50%, 3/1/2024		330	336
ACCO Brands Corp. 5.25%, 12/15/2024(d)		920	913
ACE Cash Express, Inc. 12.00%, 12/15/2022(d)		834	751
Adient Global Holdings Ltd. 3.50%, 8/15/2024(a)	EUR	900	785
ADT Security Corp. (The) 4.13%, 6/15/2023		290	281
Ahern Rentals, Inc. 7.38%, 5/15/2023(d)		853	746
Air Lease Corp. 3.00%, 9/15/2023		1,260	1,251
Air Medical Group Holdings, Inc. 6.38%, 5/15/2023(d)		1,275	1,189
AK Steel Corp.
7.63%, 10/1/2021		105	101
6.38%, 10/15/2025		295	224
7.00%, 3/15/2027		335	259
Albertsons Cos. LLC
6.63%, 6/15/2024		1,581	1,597
5.75%, 3/15/2025		971	937
7.50%, 3/15/2026(d)		298	311
Alcoa Nederland Holding BV 6.75%, 9/30/2024(d)		350	357
Alliance Data Systems Corp.
5.88%, 11/1/2021(d)		414	422
5.38%, 8/1/2022(d)		543	547
Allison Transmission, Inc. 4.75%, 10/1/2027(d)		277	266
Ally Financial, Inc.
4.63%, 5/19/2022		365	372
4.63%, 3/30/2025		640	655
8.00%, 11/1/2031		255	323
Altria Group, Inc.
1.70%, 6/15/2025	EUR	3,700	4,192
2.20%, 6/15/2027	EUR	3,300	3,766
4.25%, 8/9/2042		1,165	1,040
3.88%, 9/16/2046		965	808
AMC Entertainment Holdings, Inc.
5.75%, 6/15/2025		1,085	986
5.88%, 11/15/2026		130	114
6.13%, 5/15/2027		107	94
AMC Networks, Inc.
5.00%, 4/1/2024		258	257
4.75%, 8/1/2025		278	272
American Axle & Manufacturing, Inc.
6.63%, 10/15/2022		367	371
6.25%, 4/1/2025		2,813	2,710
6.25%, 3/15/2026		288	274
6.50%, 4/1/2027		900	851
American International Group, Inc. 3.90%, 4/1/2026		1,270	1,301
American Tower Corp.
REIT, 1.38%, 4/4/2025	EUR	2,170	2,491
REIT, 3.95%, 3/15/2029		1,580	1,601
AmeriGas Partners LP 5.50%, 5/20/2025		505	513
Amkor Technology, Inc. 6.63%, 9/15/2027(d)		229	219
Amsted Industries, Inc. 5.63%, 7/1/2027(d)		168	169
Andeavor Logistics LP
6.25%, 10/15/2022		375	384
Series A, (ICE LIBOR USD 3 Month + 4.65%), 6.87%, 2/15/2023(b)(c)(e)		327	326
Antero Resources Corp. 5.13%, 12/1/2022		1,243	1,231
Anthem, Inc. 3.50%, 8/15/2024		2,340	2,394

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
Aramark International Finance SARL 3.13%, 4/1/2025(a)	EUR	1,300	1,483
Arconic, Inc.
5.13%, 10/1/2024		622	632
6.75%, 1/15/2028		83	87
AT&T, Inc.
3.15%, 9/4/2036	EUR	900	1,080
4.30%, 12/15/2042		80	76
4.75%, 5/15/2046		880	877
Avaya, Inc. 7.00%, 4/1/2019‡(d)(j)		1,120	—	(k)
Avis Budget Car Rental LLC
6.38%, 4/1/2024(d)		1,035	1,066
5.25%, 3/15/2025(d)		1,335	1,285
Avis Budget Finance plc 4.13%, 11/15/2024(a)	EUR	1,350	1,558
Axalta Coating Systems LLC 4.25%, 8/15/2024(a)	EUR	2,300	2,642
Ball Corp. 4.38%, 12/15/2023	EUR	2,100	2,666
Banff Merger Sub, Inc. 9.75%, 9/1/2026(d)		1,027	960
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.37%), 2.74%, 1/23/2022(c)		5,025	5,027
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023(c)		5,705	5,740
Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025(b)(c)(e)		235	251
Series DD, (ICE LIBOR USD 3 Month + 4.55%), 6.30%, 3/10/2026(b)(c)(e)		474	519
(ICE LIBOR USD 3 Month + 1.06%), 3.56%, 4/23/2027(c)		4,060	4,136
Series FF, (ICE LIBOR USD 3 Month + 2.93%), 5.87%, 3/15/2028(b)(c)(e)		6,630	6,840
(ICE LIBOR USD 3 Month + 1.07%), 3.97%, 3/5/2029(c)		1,875	1,940
Bausch Health Americas, Inc. 8.50%, 1/31/2027(d)		298	313
Bausch Health Cos., Inc.
6.50%, 3/15/2022(d)		123	127
5.50%, 3/1/2023(d)		23	23
4.50%, 5/15/2023(a)	EUR	3,400	3,838
5.88%, 5/15/2023(d)		1,130	1,133
7.00%, 3/15/2024(d)		263	275
6.13%, 4/15/2025(d)		3,500	3,423
5.50%, 11/1/2025(d)		301	302
9.00%, 12/15/2025(d)		643	692
5.75%, 8/15/2027(d)		29	29
7.00%, 1/15/2028(d)		227	224
7.25%, 5/30/2029(d)		252	250
Becton Dickinson and Co. 1.40%, 5/24/2023	EUR	471	542
Belden, Inc. 3.38%, 7/15/2027(a)	EUR	2,500	2,834
Berry Global Escrow Corp. 5.63%, 7/15/2027(d)		176	177
Berry Global, Inc. 5.50%, 5/15/2022		400	403
Blue Racer Midstream LLC 6.13%, 11/15/2022(d)		1,165	1,159
Booz Allen Hamilton, Inc. 5.13%, 5/1/2025(d)		175	175
Boston Scientific Corp.
3.75%, 3/1/2026		1,645	1,706
4.00%, 3/1/2029		3,870	4,073
Boyd Gaming Corp.
6.88%, 5/15/2023		82	85
6.38%, 4/1/2026		545	561
Boyne USA, Inc. 7.25%, 5/1/2025(d)		325	351
Brink’s Co. (The) 4.63%, 10/15/2027(d)		150	145
Bristol-Myers Squibb Co.
2.90%, 7/26/2024(d)		3,560	3,607
3.40%, 7/26/2029(d)		1,930	1,984
4.25%, 10/26/2049(d)		1,195	1,263
Broadcom Corp.
3.13%, 1/15/2025		2,550	2,424
3.50%, 1/15/2028		2,031	1,858
Brookfield Property REIT, Inc. REIT, 5.75%, 5/15/2026(d)		548	556
Buckeye Partners LP
3.95%, 12/1/2026		1,970	1,813
(ICE LIBOR USD 3 Month + 4.02%), 6.37%, 1/22/2078(c)		528	431
Cablevision Systems Corp. 8.00%, 4/15/2020		782	805
California Resources Corp. 8.00%, 12/15/2022(d)		446	311
Callon Petroleum Co. 6.13%, 10/1/2024		244	241
Calpine Corp. 6.00%, 1/15/2022(d)		500	504
Camelot Finance SA 7.88%, 10/15/2024(d)		332	344
Capital One Financial Corp.
3.50%, 6/15/2023		1,615	1,661
3.80%, 1/31/2028		2,930	2,929
Carlyle Promissory Note 4.60%, 7/15/2019‡		2	2
Carrizo Oil & Gas, Inc. 6.25%, 4/15/2023		250	231
Catalent Pharma Solutions, Inc. 4.88%, 1/15/2026(d)		117	116

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
CCO Holdings LLC
5.75%, 9/1/2023		205	208
5.75%, 1/15/2024		190	193
5.88%, 4/1/2024(d)		4,190	4,331
5.75%, 2/15/2026(d)		4,180	4,337
5.50%, 5/1/2026(d)		2,635	2,699
5.13%, 5/1/2027(d)		5,845	5,849
5.88%, 5/1/2027(d)		185	191
5.00%, 2/1/2028(d)		455	450
Central Garden & Pet Co. 6.13%, 11/15/2023		1,000	1,032
CenturyLink, Inc.
Series T, 5.80%, 3/15/2022		475	483
Series W, 6.75%, 12/1/2023		1,080	1,130
Series Y, 7.50%, 4/1/2024		120	128
5.63%, 4/1/2025		79	76
Series G, 6.88%, 1/15/2028		184	178
CF Industries, Inc. 4.50%, 12/1/2026(d)		2,360	2,418
Charter Communications Operating LLC
4.91%, 7/23/2025		1,333	1,410
5.38%, 5/1/2047		664	666
Chemours Co. (The) 7.00%, 5/15/2025		395	395
Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025		593	636
Cheniere Energy Partners LP
5.25%, 10/1/2025		54	54
5.63%, 10/1/2026(d)		54	55
Chesapeake Energy Corp.
8.00%, 1/15/2025		861	792
8.00%, 6/15/2027		596	528
Cincinnati Bell, Inc.
7.00%, 7/15/2024(d)		125	107
8.00%, 10/15/2025(d)		255	219
Cinemark USA, Inc. 5.13%, 12/15/2022		210	212
CIT Group, Inc.
4.75%, 2/16/2024		2	2
5.25%, 3/7/2025		168	178
CITGO Petroleum Corp. 6.25%, 8/15/2022(d)		363	362
Citigroup, Inc.
2.40%, 2/18/2020		2,690	2,686
Series O, (ICE LIBOR USD 3 Month + 4.06%), 5.87%, 3/27/2020(b)(c)(e)		3,488	3,527
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023(c)		3,660	3,682
(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023(c)		1,265	1,263
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025(b)(c)(e)		1,320	1,365
Clear Channel Communication 9.00%, 12/15/2019‡(j)		3,270	—	(k)
Clear Channel Worldwide Holdings, Inc.
Series B, 6.50%, 11/15/2022		5,490	5,600
Series B, 6.50%, 11/15/2022		993	1,013
9.25%, 2/15/2024(d)		1,636	1,750
Clearwater Paper Corp. 4.50%, 2/1/2023		620	580
Clearway Energy Operating LLC
5.38%, 8/15/2024		224	223
5.75%, 10/15/2025(d)		290	289
CNG Holdings, Inc.
9.38%, 5/15/2020(d)		790	791
12.50%, 6/15/2024(d)		1,485	1,426
CNO Financial Group, Inc. 5.25%, 5/30/2025		500	517
CNX Midstream Partners LP 6.50%, 3/15/2026(d)		125	117
Colfax Corp.
6.00%, 2/15/2024(d)		460	475
6.38%, 2/15/2026(d)		83	87
Comcast Corp.
3.95%, 10/15/2025		2,445	2,589
4.60%, 8/15/2045		2,310	2,498
3.40%, 7/15/2046		2,000	1,818
4.70%, 10/15/2048		1,110	1,236
CommScope Technologies LLC
6.00%, 6/15/2025(d)		2,394	2,172
5.00%, 3/15/2027(d)		142	121
CommScope, Inc. 5.50%, 6/15/2024(d)		681	633
Community Health Systems, Inc.
5.13%, 8/1/2021		323	316
6.25%, 3/31/2023		441	420
8.63%, 1/15/2024(d)		352	352
8.13%, 6/30/2024(d)		1,073	794
8.00%, 3/15/2026(d)		713	682
Concho Resources, Inc. 3.75%, 10/1/2027		1,123	1,133
Constellation Merger Sub, Inc. 8.50%, 9/15/2025(d)		220	207
Constellium NV
6.63%, 3/1/2025(d)		545	553
4.25%, 2/15/2026(d)	EUR	541	613
4.25%, 2/15/2026(a)	EUR	1,900	2,155
Cooper-Standard Automotive, Inc. 5.63%, 11/15/2026(d)		1,345	1,157
Coty, Inc. 6.50%, 4/15/2026(d)		940	902
Covanta Holding Corp. 5.88%, 3/1/2024		158	162

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
Crestwood Midstream Partners LP
6.25%, 4/1/2023(f)		485	489
5.63%, 5/1/2027(d)		100	98
Crown Americas LLC 4.75%, 2/1/2026		274	275
Crown European Holdings SA
4.00%, 7/15/2022(a)	EUR	2,700	3,281
2.63%, 9/30/2024(a)	EUR	2,800	3,284
CSC Holdings LLC
6.75%, 11/15/2021		242	258
5.38%, 7/15/2023(d)		360	365
5.25%, 6/1/2024		320	323
10.88%, 10/15/2025(d)		1,370	1,555
5.50%, 5/15/2026(d)		535	543
6.50%, 2/1/2029(d)		200	211
CSI Compressco LP 7.50%, 4/1/2025(d)		170	166
Curo Group Holdings Corp. 8.25%, 9/1/2025(d)		1,224	1,010
CVR Partners LP 9.25%, 6/15/2023(d)		1,390	1,432
CVS Health Corp. 4.30%, 3/25/2028		2,535	2,612
Dana, Inc. 5.50%, 12/15/2024		910	907
Darling Global Finance BV
3.63%, 5/15/2026(d)	EUR	1,428	1,655
3.63%, 5/15/2026(a)	EUR	600	696
DaVita, Inc.
5.13%, 7/15/2024		241	235
5.00%, 5/1/2025		800	756
DCP Midstream Operating LP
3.88%, 3/15/2023		580	573
6.75%, 9/15/2037(d)		535	551
Dean Foods Co. 6.50%, 3/15/2023(d)		314	181
Delek Logistics Partners LP 6.75%, 5/15/2025		429	427
Dell International LLC 6.02%, 6/15/2026(d)		5,145	5,540
Diamond Offshore Drilling, Inc. 7.88%, 8/15/2025		286	257
Diebold Nixdorf, Inc. 8.50%, 4/15/2024		620	539
DISH DBS Corp.
6.75%, 6/1/2021		754	778
5.88%, 7/15/2022		425	418
5.00%, 3/15/2023		1,269	1,190
5.88%, 11/15/2024		4,640	4,165
7.75%, 7/1/2026		1,985	1,817
Dole Food Co., Inc. 7.25%, 6/15/2025(d)		283	272
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023(d)		993	1,040
Eldorado Resorts, Inc. 6.00%, 4/1/2025		643	653
Embarq Corp. 8.00%, 6/1/2036		2,169	2,012
EMC Corp. 3.38%, 6/1/2023		440	427
Encompass Health Corp.
5.75%, 11/1/2024		1,299	1,306
5.75%, 9/15/2025		650	660
Endo Dac
6.00%, 7/15/2023(d)		347	249
6.00%, 2/1/2025(d)(f)		285	190
Energizer Gamma Acquisition BV 4.63%, 7/15/2026(d)	EUR	1,417	1,613
Energizer Holdings, Inc. 5.50%, 6/15/2025(d)		1,400	1,382
Energy Transfer Operating LP 5.25%, 4/15/2029		1,125	1,214
EnLink Midstream Partners LP Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022(b)(c)(e)		140	115
Ensco Rowan plc
8.00%, 1/31/2024		156	128
5.20%, 3/15/2025		83	57
7.75%, 2/1/2026		211	157
5.75%, 10/1/2044		57	33
Entegris, Inc. 4.63%, 2/10/2026(d)		1,090	1,085
Entercom Media Corp.
7.25%, 11/1/2024(d)		350	358
6.50%, 5/1/2027(d)		196	199
Enterprise Development Authority (The) 12.00%, 7/15/2024(d)		1,040	1,097
Enterprise Products Operating LLC Series E, (ICE LIBOR USD 3 Month + 3.03%), 5.25%, 8/16/2077(c)		1,960	1,793
Envision Healthcare Corp. 8.75%, 10/15/2026(d)		636	536
EP Energy LLC
9.38%, 5/1/2024(d)		2,232	700
8.00%, 11/29/2024(d)		557	345
8.00%, 2/15/2025(d)		684	208
7.75%, 5/15/2026(d)		731	620
Equinix, Inc.
REIT, 5.75%, 1/1/2025		27	28
REIT, 2.88%, 10/1/2025	EUR	4,075	4,670
REIT, 5.88%, 1/15/2026		2,076	2,175
REIT, 5.38%, 5/15/2027		485	508
ESH Hospitality, Inc. REIT, 5.25%, 5/1/2025(d)		565	565
Exela Intermediate LLC 10.00%, 7/15/2023(d)		994	788
Exelon Generation Co. LLC 4.25%, 6/15/2022		1,565	1,630
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025(d)		650	659

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
First Data Corp.
5.38%, 8/15/2023(d)		1,890	1,915
5.00%, 1/15/2024(d)		45	46
5.75%, 1/15/2024(d)		2,585	2,645
FirstEnergy Corp. Series B, 3.90%, 7/15/2027		4,885	5,010
Fox Corp.
4.03%, 1/25/2024(d)		1,248	1,308
4.71%, 1/25/2029(d)		580	634
Freeport-McMoRan, Inc.
3.55%, 3/1/2022		280	274
3.88%, 3/15/2023		820	790
5.40%, 11/14/2034		525	467
Frontier Communications Corp.
10.50%, 9/15/2022		49	35
6.88%, 1/15/2025		1,405	797
11.00%, 9/15/2025		531	335
8.50%, 4/1/2026(d)		335	322
FXI Holdings, Inc. 7.88%, 11/1/2024(d)		254	231
GCI LLC 6.88%, 4/15/2025		500	516
GE Capital International Funding Co. Unlimited Co.
3.37%, 11/15/2025		4,315	4,281
4.42%, 11/15/2035		2,975	2,828
General Electric Co.
3.45%, 5/15/2024		748	756
2.13%, 5/17/2037	EUR	400	395
4.50%, 3/11/2044		3,550	3,343
General Motors Co.
5.15%, 4/1/2038		1,600	1,468
5.20%, 4/1/2045		395	356
General Motors Financial Co., Inc. 4.00%, 1/15/2025		3,000	2,968
Genesis Energy LP 6.00%, 5/15/2023		641	619
Genesys Telecommunications Laboratories, Inc. 10.00%, 11/30/2024(d)		325	354
GEO Group, Inc. (The) REIT, 5.88%, 10/15/2024		965	895
Getty Images, Inc. 9.75%, 3/1/2027(d)		65	66
Global Partners LP 7.00%, 6/15/2023		481	488
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/2021		2,575	2,550
1.38%, 7/26/2022(a)	EUR	500	578
Series P, (ICE LIBOR USD 3 Month + 2.87%), 5.00%, 11/10/2022(b)(c)(e)		1,938	1,823
4.25%, 10/21/2025		1,815	1,881
(ICE LIBOR USD 3 Month + 1.17%), 3.69%, 5/15/2026(c)		3,806	3,758
3.50%, 11/16/2026		6,460	6,481
(ICE LIBOR USD 3 Month + 1.16%), 3.81%, 4/23/2029(c)		3,824	3,863
Goodman Networks, Inc. 8.00%, 5/11/2022		9	4
Goodyear Tire & Rubber Co. (The) 4.88%, 3/15/2027		962	863
Gray Television, Inc.
5.13%, 10/15/2024(d)		26	26
5.88%, 7/15/2026(d)		400	411
7.00%, 5/15/2027(d)		373	395
Gulfport Energy Corp.
6.00%, 10/15/2024		356	294
6.38%, 1/15/2026		126	102
H&E Equipment Services, Inc. 5.63%, 9/1/2025		205	203
Halcon Resources Corp. 6.75%, 2/15/2025		241	104
Harris Corp. 4.85%, 4/27/2035		2,510	2,742
HCA, Inc.
5.88%, 5/1/2023		1,399	1,486
5.38%, 2/1/2025		6,855	7,165
5.88%, 2/15/2026		3,070	3,254
Hecla Mining Co. 6.88%, 5/1/2021		330	308
Herc Rentals, Inc. 7.75%, 6/1/2024(d)		1,019	1,072
Hertz Corp. (The)
7.38%, 1/15/2021		180	179
7.63%, 6/1/2022(d)		2,285	2,317
5.50%, 10/15/2024(d)		1,600	1,331
Hertz Holdings Netherlands BV 5.50%, 3/30/2023(d)	EUR	1,224	1,400
Hilcorp Energy I LP
5.00%, 12/1/2024(d)		558	540
6.25%, 11/1/2028(d)		270	270
Hill-Rom Holdings, Inc. 5.75%, 9/1/2023(d)		125	128
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024		122	127
Hilton Worldwide Finance LLC
4.63%, 4/1/2025		487	489
4.88%, 4/1/2027		488	491
Hologic, Inc. 4.38%, 10/15/2025(d)		247	244
Hughes Satellite Systems Corp.
5.25%, 8/1/2026		203	202
6.63%, 8/1/2026		223	222
Icahn Enterprises LP
5.88%, 2/1/2022		776	783
6.38%, 12/15/2025		151	152
iHeartCommunications, Inc.
6.38%, 5/1/2026		330	343
8.38%, 5/1/2027		770	806

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
ILFC E-Capital Trust I (USD Constant Maturity 30 Year + 1.55%, 14.50% Cap), 4.57%, 12/21/2065(c)(d)		500	360
ILFC E-Capital Trust II (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%, 14.50% Cap), 4.85%, 12/21/2065(c)(d)		535	401
Infor US, Inc. 6.50%, 5/15/2022		2,285	2,308
Informatica LLC 7.13%, 7/15/2023(d)		1,000	1,009
International Game Technology plc
6.25%, 2/15/2022(d)		1,725	1,783
4.75%, 2/15/2023(a)	EUR	2,800	3,374
3.50%, 7/15/2024(a)	EUR	900	1,033
6.50%, 2/15/2025(d)		200	211
IQVIA, Inc.
4.88%, 5/15/2023(d)		82	83
3.50%, 10/15/2024(a)	EUR	2,500	2,860
3.25%, 3/15/2025(a)	EUR	2,700	3,065
5.00%, 10/15/2026(d)		1,390	1,415
IRB Holding Corp. 6.75%, 2/15/2026(d)		186	181
Iron Mountain, Inc.
REIT, 5.75%, 8/15/2024		645	640
REIT, 3.00%, 1/15/2025(a)	EUR	1,800	2,015
REIT, 4.88%, 9/15/2027(d)		237	223
REIT, 5.25%, 3/15/2028(d)		297	280
ITC Holdings Corp. 3.35%, 11/15/2027		3,290	3,335
Jack Ohio Finance LLC 6.75%, 11/15/2021(d)		390	399
JB Poindexter & Co., Inc. 7.13%, 4/15/2026(d)		36	37
JBS USA LUX SA
5.88%, 7/15/2024(d)		121	124
5.75%, 6/15/2025(d)		1,367	1,398
6.75%, 2/15/2028(d)		372	396
6.50%, 4/15/2029(d)		798	838
Kennedy-Wilson, Inc. 5.88%, 4/1/2024		99	99
Kinetic Concepts, Inc. 7.88%, 2/15/2021(d)		1,055	1,085
Koppers, Inc. 6.00%, 2/15/2025(d)		221	208
Kraft Heinz Foods Co.
5.20%, 7/15/2045		1,655	1,627
4.38%, 6/1/2046		565	498
Kratos Defense & Security Solutions, Inc. 6.50%, 11/30/2025(d)		365	385
Ladder Capital Finance Holdings LLLP
5.25%, 3/15/2022(d)		236	236
5.25%, 10/1/2025(d)		128	125
Lamar Media Corp. 5.75%, 2/1/2026		46	48
Lennar Corp.
5.88%, 11/15/2024		94	100
4.75%, 11/29/2027		516	519
Level 3 Financing, Inc.
5.13%, 5/1/2023		198	198
5.38%, 1/15/2024		160	160
5.38%, 5/1/2025		487	488
Level 3 Parent LLC 5.75%, 12/1/2022		1,175	1,178
LKQ European Holdings BV
3.63%, 4/1/2026(d)	EUR	1,599	1,844
3.63%, 4/1/2026(a)	EUR	700	808
LKQ Italia Bondco SpA 3.88%, 4/1/2024(a)	EUR	1,000	1,213
LPL Holdings, Inc. 5.75%, 9/15/2025(d)		484	485
LTF Merger Sub, Inc. 8.50%, 6/15/2023(d)		770	787
Mallinckrodt International Finance SA
5.75%, 8/1/2022(d)		181	147
5.50%, 4/15/2025(d)		1,135	723
Marriott Ownership Resorts, Inc. 6.50%, 9/15/2026(d)		222	230
Martin Marietta Materials, Inc. 3.50%, 12/15/2027		2,770	2,730
Martin Midstream Partners LP 7.25%, 2/15/2021		543	527
Masco Corp. 3.50%, 11/15/2027		358	347
MasTec, Inc. 4.88%, 3/15/2023		394	398
Match Group, Inc. 5.00%, 12/15/2027(d)		58	58
Mattel, Inc.
3.15%, 3/15/2023		243	223
6.75%, 12/31/2025(d)		419	413
MetLife, Inc. 6.40%, 12/15/2036		435	481
MGM Growth Properties Operating Partnership LP REIT, 5.75%, 2/1/2027(d)		258	266
MGM Resorts International
6.00%, 3/15/2023		3,460	3,650
5.75%, 6/15/2025		350	367
Morgan Stanley
Series J, (ICE LIBOR USD 3 Month + 3.81%), 5.55%, 7/15/2020(b)(c)(e)		2,470	2,495
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024(c)		5,850	6,029
3.70%, 10/23/2024		3,110	3,217
(ICE LIBOR USD 3 Month + 1.46%), 3.97%, 7/22/2038(c)		3,985	4,002

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
MPH Acquisition Holdings LLC 7.13%, 6/1/2024(d)		643	640
Nabors Industries, Inc. 5.50%, 1/15/2023		191	168
Nationstar Mortgage Holdings, Inc.
8.13%, 7/15/2023(d)		410	409
9.13%, 7/15/2026(d)		369	361
Neiman Marcus Group Ltd. LLC 8.00%, 10/15/2021(d)		2,924	1,491
Netflix, Inc.
4.38%, 11/15/2026		364	354
4.88%, 4/15/2028		1,550	1,531
4.63%, 5/15/2029(d)	EUR	1,800	2,163
5.38%, 11/15/2029(d)		180	183
New Albertsons LP
7.45%, 8/1/2029		197	184
8.70%, 5/1/2030		22	22
8.00%, 5/1/2031		480	451
Newfield Exploration Co. 5.75%, 1/30/2022		190	203
Nexstar Broadcasting, Inc. 5.88%, 11/15/2022		233	237
NextEra Energy Operating Partners LP
4.25%, 9/15/2024(d)		238	237
4.50%, 9/15/2027(d)		161	156
Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025(d)		326	317
Nielsen Finance LLC 5.00%, 4/15/2022(d)		1,812	1,797
Noble Energy, Inc. 3.85%, 1/15/2028		2,915	2,921
Noble Holding International Ltd.
7.88%, 2/1/2026(d)		192	166
6.20%, 8/1/2040		220	133
5.25%, 3/15/2042		217	120
Northern Oil and Gas, Inc. 8.50% (cash), 5/15/2023(h)		122	126
Novelis Corp.
6.25%, 8/15/2024(d)		385	394
5.88%, 9/30/2026(d)		255	248
NRG Energy, Inc.
6.63%, 1/15/2027		630	670
5.75%, 1/15/2028		250	262
Nuance Communications, Inc. 5.63%, 12/15/2026		318	325
NuStar Logistics LP 5.63%, 4/28/2027		200	194
Oasis Petroleum, Inc.
6.88%, 3/15/2022		5	5
6.88%, 1/15/2023		2,020	1,939
OI European Group BV
4.88%, 3/31/2021(a)	EUR	500	600
4.00%, 3/15/2023(d)		190	187
3.13%, 11/15/2024(a)	EUR	500	588
ONEOK, Inc. 4.00%, 7/13/2027		3,720	3,764
Outfront Media Capital LLC
5.25%, 2/15/2022		5	5
5.63%, 2/15/2024		150	154
5.88%, 3/15/2025		546	553
Owens Corning 4.30%, 7/15/2047		45	38
Owens-Brockway Glass Container, Inc. 5.38%, 1/15/2025(d)		500	504
Par Pharmaceutical, Inc. 7.50%, 4/1/2027(d)		150	145
Party City Holdings, Inc. 6.63%, 8/1/2026(d)		189	188
PBF Logistics LP 6.88%, 5/15/2023		160	162
Peabody Energy Corp. 6.00%, 3/31/2022(d)		165	164
Penske Automotive Group, Inc. 5.50%, 5/15/2026		520	515
PetSmart, Inc. 5.88%, 6/1/2025(d)		2,935	2,755
Pilgrim’s Pride Corp.
5.75%, 3/15/2025(d)		702	711
5.88%, 9/30/2027(d)		305	307
Plantronics, Inc. 5.50%, 5/31/2023(d)		110	109
Polaris Intermediate Corp. 8.50% (cash), 12/1/2022(d)(h)		348	341
Post Holdings, Inc.
5.50%, 3/1/2025(d)		915	923
5.00%, 8/15/2026(d)		18	18
5.75%, 3/1/2027(d)		500	501
PPL Capital Funding, Inc. 3.10%, 5/15/2026		3,860	3,788
Prime Security Services Borrower LLC
9.25%, 5/15/2023(d)		426	446
5.25%, 4/15/2024(d)		710	697
5.75%, 4/15/2026(d)		736	727
PVH Corp. 3.13%, 12/15/2027(a)	EUR	2,000	2,376
QEP Resources, Inc.
6.88%, 3/1/2021		88	89
5.38%, 10/1/2022		353	339
5.63%, 3/1/2026		97	88
Quad/Graphics, Inc. 7.00%, 5/1/2022		15	15
Quicken Loans, Inc. 5.75%, 5/1/2025(d)		960	948
Qwest Corp. 6.88%, 9/15/2033		217	217
Rackspace Hosting, Inc. 8.63%, 11/15/2024(d)		308	267
Radian Group, Inc. 4.50%, 10/1/2024		483	481
Rain CII Carbon LLC 7.25%, 4/1/2025(d)		925	846

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
Realty Income Corp. REIT, 3.00%, 1/15/2027		1,785	1,766
Refinitiv US Holdings, Inc.
6.25%, 5/15/2026(d)		181	182
8.25%, 11/15/2026(d)		186	185
Revlon Consumer Products Corp. 6.25%, 8/1/2024		400	263
Reynolds Group Issuer, Inc.
5.75%, 10/15/2020		2,355	2,359
6.87%, 2/15/2021(f)		381	382
Rite Aid Corp. 6.13%, 4/1/2023(d)		1,260	1,033
Rockwell Collins, Inc. 3.50%, 3/15/2027		6,830	6,900
Roper Technologies, Inc. 3.80%, 12/15/2026		3,855	3,970
Rowan Cos., Inc. 7.38%, 6/15/2025		143	110
SBA Communications Corp. REIT, 4.88%, 9/1/2024		330	327
Schlumberger Holdings Corp. 3.75%, 5/1/2024(d)		4,885	5,030
Scientific Games International, Inc.
10.00%, 12/1/2022		275	289
5.00%, 10/15/2025(d)		458	451
8.25%, 3/15/2026(d)		239	240
Scotts Miracle-Gro Co. (The)
6.00%, 10/15/2023		825	853
5.25%, 12/15/2026		1,695	1,682
SemGroup Corp.
5.63%, 11/15/2023		119	113
7.25%, 3/15/2026		411	401
Sempra Energy 3.80%, 2/1/2038		1,865	1,754
Sensata Technologies BV 5.00%, 10/1/2025(d)		129	129
Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026(d)		2,065	2,148
Shire Acquisitions Investments Ireland DAC
2.40%, 9/23/2021		1,250	1,239
3.20%, 9/23/2026		3,000	2,953
Silgan Holdings, Inc. 3.25%, 3/15/2025	EUR	2,100	2,402
Sinclair Television Group, Inc. 5.63%, 8/1/2024(d)		986	996
Sirius XM Radio, Inc.
4.63%, 5/15/2023(d)		355	358
6.00%, 7/15/2024(d)		3,045	3,129
5.38%, 4/15/2025(d)		140	141
5.00%, 8/1/2027(d)		377	371
SM Energy Co. 5.00%, 1/15/2024		56	49
Solera LLC 10.50%, 3/1/2024(d)		223	240
Sotheby’s 4.88%, 12/15/2025(d)		225	215
Southwestern Energy Co. 6.20%, 1/23/2025(f)		500	465
Spectrum Brands, Inc. 4.00%, 10/1/2026(a)	EUR	1,000	1,154
Springleaf Finance Corp.
7.75%, 10/1/2021		15	16
5.63%, 3/15/2023		625	644
6.88%, 3/15/2025		335	349
7.13%, 3/15/2026		327	342
Sprint Capital Corp. 8.75%, 3/15/2032		1,455	1,670
Sprint Communications, Inc.
7.00%, 3/1/2020(d)		280	287
7.00%, 8/15/2020		321	332
6.00%, 11/15/2022		331	338
Sprint Corp.
7.88%, 9/15/2023		3,675	3,947
7.13%, 6/15/2024		1,206	1,254
7.63%, 2/15/2025		4,080	4,315
7.63%, 3/1/2026		756	801
SPX FLOW, Inc. 5.63%, 8/15/2024(d)		960	982
SS&C Technologies, Inc. 5.50%, 9/30/2027(d)		425	428
Standard Industries, Inc.
6.00%, 10/15/2025(d)		371	383
5.00%, 2/15/2027(d)		34	33
Staples, Inc.
7.50%, 4/15/2026(d)		1,345	1,285
10.75%, 4/15/2027(d)		990	945
Station Casinos LLC 5.00%, 10/1/2025(d)		235	226
Stevens Holding Co., Inc. 6.13%, 10/1/2026(d)		262	272
Summit Materials LLC
6.13%, 7/15/2023		125	126
5.13%, 6/1/2025(d)		436	428
Summit Midstream Holdings LLC 5.50%, 8/15/2022		370	358
Sunoco Logistics Partners Operations LP 5.35%, 5/15/2045		2,010	2,004
Sunoco LP
4.88%, 1/15/2023		172	173
5.50%, 2/15/2026		125	126
6.00%, 4/15/2027(d)		444	451
5.88%, 3/15/2028		56	57
Synchrony Financial 3.95%, 12/1/2027		71	69
Syneos Health, Inc. 7.50%, 10/1/2024(d)		540	562
Talen Energy Supply LLC 6.50%, 6/1/2025		195	166
Tallgrass Energy Partners LP 5.50%, 9/15/2024(d)		325	331
Targa Resources Partners LP
5.25%, 5/1/2023		610	612
6.75%, 3/15/2024		1,495	1,551
5.00%, 1/15/2028		107	103

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
Team Health Holdings, Inc. 6.38%, 2/1/2025(d)		1,038	856
TEGNA, Inc. 6.38%, 10/15/2023		548	562
Teleflex, Inc. 5.25%, 6/15/2024		185	190
Tempur Sealy International, Inc.
5.63%, 10/15/2023		719	726
5.50%, 6/15/2026		1,520	1,524
Tenet Healthcare Corp.
4.50%, 4/1/2021		1,155	1,161
8.13%, 4/1/2022		2,998	3,125
6.75%, 6/15/2023		2,000	1,992
5.13%, 5/1/2025		400	397
Tennant Co. 5.63%, 5/1/2025		392	397
Terex Corp. 5.63%, 2/1/2025(d)		1,142	1,118
Terraform Global Operating LLC 6.13%, 3/1/2026(d)		287	285
TerraForm Power Operating LLC
4.25%, 1/31/2023(d)		344	333
5.00%, 1/31/2028(d)		260	250
Texas Competitive Electric Holdings Co. LLC 8.50%, 5/1/2020‡(j)		375	—	(k)
T-Mobile US, Inc. 4.50%, 2/1/2026‡		236	—
T-Mobile USA, Inc.
6.50%, 1/15/2024		1,055	1,089
6.38%, 3/1/2025‡		2,251	—	(k)
5.13%, 4/15/2025		162	165
6.50%, 1/15/2026		207	218
6.50%, 1/15/2026‡		3,265	—	(k)
4.50%, 2/1/2026		113	112
4.75%, 2/1/2028‡		236	—
Toll Brothers Finance Corp. 4.88%, 11/15/2025		205	208
TransDigm, Inc.
6.50%, 7/15/2024		190	189
6.50%, 5/15/2025		414	411
6.25%, 3/15/2026(d)		488	498
Transocean Poseidon Ltd. 6.88%, 2/1/2027(d)		126	130
Transocean Proteus Ltd. 6.25%, 12/1/2024(d)		182	184
Transocean, Inc.
9.00%, 7/15/2023(d)		168	173
7.50%, 1/15/2026(d)		417	389
7.50%, 4/15/2031		220	181
6.80%, 3/15/2038		591	427
Trinseo Materials Operating SCA 5.38%, 9/1/2025(d)		521	483
Tronox Finance plc 5.75%, 10/1/2025(d)		149	135
Tronox, Inc. 6.50%, 4/15/2026(d)		344	323
Tutor Perini Corp. 6.88%, 5/1/2025(d)		431	416
Twin River Worldwide Holdings, Inc. 6.75%, 6/1/2027(d)		208	211
UGI International LLC 3.25%, 11/1/2025(d)	EUR	621	719
Ultra Resources, Inc. 9.00%, 7/12/2024		2,282	970
Union Pacific Corp.
3.15%, 3/1/2024		2,440	2,487
4.30%, 3/1/2049		1,660	1,755
Unit Corp. 6.63%, 5/15/2021		265	249
United Continental Holdings, Inc. 4.88%, 1/15/2025		217	215
United Rentals North America, Inc.
5.88%, 9/15/2026		1,065	1,103
6.50%, 12/15/2026		352	373
5.50%, 5/15/2027		2,645	2,668
United States Steel Corp.
6.88%, 8/15/2025		101	87
6.25%, 3/15/2026		295	243
United Technologies Corp.
3.95%, 8/16/2025		2,660	2,808
4.13%, 11/16/2028		2,620	2,779
3.75%, 11/1/2046		1,880	1,792
Uniti Group LP REIT, 6.00%, 4/15/2023(d)		1,685	1,575
Univar USA, Inc. 6.75%, 7/15/2023(d)		275	278
Univision Communications, Inc.
6.75%, 9/15/2022(d)		36	36
5.13%, 5/15/2023(d)		90	85
5.13%, 2/15/2025(d)		111	102
US Concrete, Inc. 6.38%, 6/1/2024		305	310
USA Compression Partners LP 6.88%, 4/1/2026		157	161
Vantiv LLC 3.88%, 11/15/2025(a)	GBP	1,350	1,774
Verizon Communications, Inc. 4.33%, 9/21/2028		2,410	2,608
Vertiv Group Corp. 9.25%, 10/15/2024(d)		1,088	1,072
Viacom, Inc.
(ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057(c)		277	274
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057(c)		83	84
VICI Properties 1 LLC REIT, 8.00%, 10/15/2023		1,246	1,352
Vista Outdoor, Inc. 5.88%, 10/1/2023		965	908

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
Vistra Energy Corp. 5.88%, 6/1/2023		238	243
Vistra Operations Co. LLC 5.50%, 9/1/2026(d)		332	340
W&T Offshore, Inc. 9.75%, 11/1/2023(d)		353	347
Walt Disney Co. (The) 4.95%, 10/15/2045(d)		2,500	3,052
Warner Media LLC 2.95%, 7/15/2026		824	799
Welbilt, Inc. 9.50%, 2/15/2024		1,070	1,150
WellCare Health Plans, Inc. 5.25%, 4/1/2025		710	720
Wells Fargo & Co. 4.90%, 11/17/2045		1,210	1,338
WESCO Distribution, Inc. 5.38%, 6/15/2024		231	235
West Street Merger Sub, Inc. 6.38%, 9/1/2025(d)		64	59
Western Digital Corp. 4.75%, 2/15/2026		376	356
Whiting Petroleum Corp.
5.75%, 3/15/2021		500	494
6.63%, 1/15/2026		150	137
William Carter Co. (The) 5.63%, 3/15/2027(d)		162	165
Williams Cos., Inc. (The) 4.00%, 9/15/2025		2,475	2,575
Windstream Services LLC 8.63%, 10/31/2025(d)(f)		497	496
WMG Acquisition Corp. 5.50%, 4/15/2026(d)		296	298
WPX Energy, Inc.
6.00%, 1/15/2022		81	82
8.25%, 8/1/2023		1,020	1,125
5.75%, 6/1/2026		141	140
Wyndham Destinations, Inc.
4.25%, 3/1/2022		18	18
5.40%, 4/1/2024(f)		94	96
6.35%, 10/1/2025(f)		40	43
5.75%, 4/1/2027(f)		99	99
Wynn Las Vegas LLC 5.50%, 3/1/2025(d)		1,875	1,837
XPO Logistics, Inc. 6.50%, 6/15/2022(d)		1,196	1,213
Zayo Group LLC
6.00%, 4/1/2023		370	380
6.38%, 5/15/2025		1,145	1,178

			593,006

TOTAL CORPORATE BONDS (Cost $1,237,800)			1,223,664

FOREIGN GOVERNMENT SECURITIES — 21.6%
Angola — 0.2%
Republic of Angola 9.50%, 11/12/2025(a)		3,750	4,087

Argentina — 0.2%
Provincia de Buenos Aires 9.95%, 6/9/2021(a)		2,170	1,839
Republic of Argentina
5.63%, 1/26/2022		1,280	992
4.63%, 1/11/2023		249	185
6.88%, 1/26/2027		1,590	1,141

			4,157

Bahrain — 0.1%
Kingdom of Bahrain
6.00%, 9/19/2044(a)		1,001	888
7.50%, 9/20/2047(a)		2,685	2,739

			3,627

Belarus — 0.1%
Republic of Belarus 6.20%, 2/28/2030(a)		2,940	2,936

Benin — 0.2%
Benin Government International Bond 5.75%, 3/26/2026(d)	EUR	4,490	4,947

Brazil — 1.0%
Federative Republic of Brazil
5.00%, 1/27/2045		5,400	5,017
6.00%, 8/15/2050	BRL	17,758	19,242

			24,259

Colombia — 0.4%
Republic of Colombia
5.00%, 6/15/2045		4,620	4,828
5.20%, 5/15/2049		4,080	4,353

			9,181

Costa Rica — 0.1%
Republic of Costa Rica 7.00%, 4/4/2044(a)		3,530	3,343

Cyprus — 0.7%
Republic of Cyprus
2.75%, 6/27/2024(a)	EUR	3,170	3,954
2.38%, 9/25/2028(a)	EUR	4,841	5,979
2.75%, 2/26/2034(a)	EUR	5,460	6,871

			16,804

Dominican Republic — 0.4%
Government of Dominican Republic
6.88%, 1/29/2026(d)		4,060	4,502
9.75%, 6/5/2026(d)	DOP	192,300	3,805
5.95%, 1/25/2027(a)		1,200	1,263
6.85%, 1/27/2045(a)		1,680	1,772

			11,342

Ecuador — 0.3%
Republic of Ecuador
10.50%, 3/24/2020(a)		6,600	6,910
10.75%, 3/28/2022(d)		1,365	1,517

			8,427

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
Egypt — 0.2%
Arab Republic of Egypt 7.60%, 3/1/2029(d)		3,830	3,820

El Salvador — 0.2%
Republic of El Salvador
7.38%, 12/1/2019(a)		1,210	1,223
7.75%, 1/24/2023(a)		1,744	1,836
7.63%, 2/1/2041(a)		2,324	2,315

			5,374

Ethiopia — 0.1%
Federal Democratic Republic of Ethiopia 6.63%, 12/11/2024(a)		2,950	2,979

France — 0.7%
France Government Bond 1.50%, 5/25/2050(a)	EUR	15,380	18,244

Gabon — 0.1%
Gabonese Republic 6.38%, 12/12/2024(a)		3,350	3,195

Ghana — 0.1%
Republic of Ghana 7.88%, 8/7/2023(a)		2,400	2,508

Greece — 0.6%
Greece Government Bond 3.38%, 2/15/2025(a)	EUR	11,979	14,290

Guatemala — 0.1%
Republic of Guatemala 6.13%, 6/1/2050(d)		3,140	3,130

Indonesia — 1.9%
Republic of Indonesia
8.25%, 7/15/2021	IDR	138,568,000	9,897
5.38%, 10/17/2023(a)		5,200	5,628
8.25%, 5/15/2029	IDR	85,850,000	6,144
8.75%, 5/15/2031	IDR	196,200,000	14,090
8.25%, 5/15/2036	IDR	173,613,000	11,970

			47,729

Italy — 2.1%
Italy Government Bond 3.85%, 9/1/2049(a)	EUR	43,560	51,937

Ivory Coast — 0.2%
Republic of Cote d’Ivoire 5.13%, 6/15/2025(a)	EUR	4,680	5,240

Jamaica — 0.1%
Jamaica Government International Bond
8.00%, 3/15/2039		1,620	1,955
7.88%, 7/28/2045		1,490	1,794

			3,749

Jordan — 0.1%
Kingdom of Jordan 6.13%, 1/29/2026(a)		3,059	3,067

Kenya — 0.1%
Republic of Kenya 8.25%, 2/28/2048(a)		1,909	1,792

Lebanon — 0.2%
Republic of Lebanon
6.85%, 3/23/2027(a)		4,475	3,477
6.65%, 11/3/2028(a)		2,775	2,107

			5,584

Malaysia — 1.0%
Malaysia Sovereign Sukuk Bhd. 4.64%, 11/7/2033	MYR	100,000	25,230

Mexico — 1.0%
United Mexican States 7.25%, 12/9/2021	MXN	485,000	24,355

Nigeria — 0.2%
Federal Republic of Nigeria 7.63%, 11/28/2047(d)		5,870	5,268

Oman — 0.2%
Oman Government International Bond 6.75%, 1/17/2048(a)		5,001	4,238

Pakistan — 0.2%
Republic of Pakistan 6.88%, 12/5/2027(a)		4,098	3,966

Paraguay — 0.3%
Republic of Paraguay
5.00%, 4/15/2026(a)		6,650	7,069
5.00%, 4/15/2026(d)		560	595

			7,664

Peru — 0.3%
Republic of Peru
5.94%, 2/12/2029(d)	PEN	2,047	643
6.90%, 8/12/2037(a)	PEN	20,080	6,667

			7,310

Portugal — 3.5%
Portugal Obrigacoes do Tesouro
5.13%, 10/15/2024(a)		12,380	13,659
2.88%, 10/15/2025(a)	EUR	42,553	55,634
2.88%, 7/21/2026(a)	EUR	7,226	9,525
2.25%, 4/18/2034(a)	EUR	7,590	9,607

			88,425

Qatar — 0.6%
State of Qatar
3.88%, 4/23/2023(d)		5,460	5,678
4.00%, 3/14/2029(d)		2,790	2,937
4.63%, 6/2/2046(a)		995	1,082
5.10%, 4/23/2048(a)		5,270	6,033

			15,730

Saudi Arabia — 0.2%
Kingdom of Saudi Arabia 4.63%, 10/4/2047(a)		6,325	6,344

Serbia — 0.2%
Republic of Serbia 4.88%, 2/25/2020(a)		6,000	6,060

South Africa — 1.7%
Republic of South Africa 6.50%, 2/28/2041	ZAR	880,456	42,705

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
Spain — 1.4%
Kingdom of Spain
1.60%, 4/30/2025(a)	EUR	4,950	6,018
1.85%, 7/30/2035(a)	EUR	10,800	12,996
2.90%, 10/31/2046(a)	EUR	9,240	12,747
2.70%, 10/31/2048(a)	EUR	2,420	3,207

			34,968

United Arab Emirates — 0.3%
Abu Dhabi Government Bond 4.13%, 10/11/2047(a)		6,170	6,448

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $548,548)			544,459

ASSET-BACKED SECURITIES — 11.3%
Cayman Islands — 2.3%
ACIS CLO Ltd. Series 2017-7A, Class A1, 3.93%, 5/1/2027(d)(i)		1,002	1,004
AIMCO CLO Series 2017-AA, Class A, 3.85%, 7/20/2029(d)(i)		1,125	1,125
Apidos CLO
Series XXXA, Class A2, 4.20%, 10/18/2031(d)(i)		2,360	2,327
Series XXXA, Class C, 5.60%, 10/18/2031‡(d)(i)		1,613	1,592
Bain Capital Credit CLO Series 2017-1A, Class A1, 3.84%, 7/20/2030(d)(i)		2,000	2,001
Benefit Street Partners CLO XI Series 2017-11A, Class A2A, 4.35%, 4/15/2029(d)(i)		970	969
BlueMountain CLO Ltd. Series 2014-2A, Class BR2, 4.34%, 10/20/2030‡(d)(i)		2,360	2,342
Cedar Funding II CLO Ltd. Series 2013-1A, Class A1R, 3.83%, 6/9/2030(d)(i)		4,750	4,754
CFIP CLO Ltd. Series 2017-1A, Class A, 3.82%, 1/18/2030(d)(i)		5,200	5,211
CIFC Funding Ltd.
Series 2017-1A, Class A, 3.95%, 4/23/2029(d)(i)		1,999	1,998
Series 2014-5A, Class BR2, 4.39%, 10/17/2031‡(d)(i)		1,205	1,200
Dryden 49 Senior Loan Fund Series 2017-49A, Class A, 3.81%, 7/18/2030(d)(i)		2,014	2,017
LCM XVI LP Series 16A, Class A2R, 3.78%, 10/15/2031(d)(i)		1,860	1,862
Nassau Ltd. Series 2017-IA, Class A1A, 3.92%, 10/15/2029(d)(i)		2,593	2,593
Newark BSL CLO 2 Ltd.
Series 2017-1A, Class A1, 3.85%, 7/25/2030(d)(i)		4,630	4,646
OCP CLO Ltd. Series 2017-13A, Class A1A, 3.86%, 7/15/2030(d)(i) 4,160			4,169
Octagon Investment Partners 30 Ltd. Series 2017-1A, Class A1, 3.91%, 3/17/2030(d)(i)		1,627	1,630
Race Point VIII CLO Ltd. Series 2013-8A, Class AR, 3.86%, 2/20/2030(d)(i)		3,161	3,164
Renew Series 2017-1A, Class B, 5.75%, 9/20/2052‡(d)		1,468	1,494
Shackleton CLO Ltd. Series 2014-6RA, Class B, 4.32%, 7/17/2028(d)(i)		890	886
THL Credit Wind River CLO Ltd. Series 2017-1A, Class A, 3.94%, 4/18/2029(d)(i)		1,335	1,338
TIAA CLO II Ltd. Series 2017-1A, Class A, 3.87%, 4/20/2029(d)(i)		2,456	2,457
TRESTLES CLO Ltd. Series 2017-1A, Class A1A, 3.87%, 7/25/2029(d)(i)		3,620	3,630
VOYA CLO Series 2017-2A, Class A1, 3.81%, 6/7/2030(d)(i)		4,335	4,348

			58,757

United States — 9.0%
5AIF Juniper 2 LLC Series 2018-1, Class A, 5.45%, 8/15/2022‡(d)		11,025	11,025
ABFC Trust Series 2004-OPT2, Class M2, 3.93%, 7/25/2033‡(i)		52	50
ACC Trust
Series 2018-1, Class B, 4.82%, 5/20/2021(d)		310	312
Series 2019-1, Class A, 3.75%, 5/20/2022(d)		1,438	1,448
Series 2018-1, Class C, 6.81%, 2/21/2023(d)		1,202	1,220
Accelerated Assets LLC Series 2018-1, Class C, 6.65%, 12/2/2033‡(d)		2,204	2,277

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
ACE Securities Corp. Home Equity Loan Trust Series 2004-OP1, Class M2, 4.00%, 4/25/2034‡(i)	79	78
American Airlines Pass-Through Trust Series 2015-1, Class B, 3.70%, 5/1/2023	706	703
American Credit Acceptance Receivables Trust
Series 2018-2, Class A, 2.94%, 1/10/2022(d)	677	677
Series 2017-1, Class D, 3.54%, 3/13/2023(d)	680	684
Series 2016-4, Class D, 4.11%, 4/12/2023(d)	960	970
Series 2017-3, Class D, 3.43%, 10/10/2023(d)	1,380	1,389
Series 2018-2, Class E, 5.16%, 9/10/2024(d)	460	475
Series 2018-3, Class C, 3.75%, 10/15/2024(d)	1,110	1,120
Series 2018-3, Class E, 5.17%, 10/15/2024(d)	670	693
Series 2018-1, Class F, 6.55%, 12/10/2024(d)	2,950	3,024
Series 2019-2, Class D, 3.41%, 6/12/2025(d)	920	925
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2004-W3, Class A3, 3.25%, 2/25/2034‡(i)	81	79
Series 2003-W7, Class M2, 4.29%, 3/25/2034‡(i)	78	78
Avis Budget Rental Car Funding AESOP LLC Series 2018-1A, Class C, 4.73%, 9/20/2024(d)	680	710
Bear Stearns Asset-Backed Securities Trust Series 2002-1, Class 1A5, 6.89%, 12/25/2034‡(f)	6	6
Business Jet Securities LLC
Series 2018-1, Class A, 4.34%, 2/15/2033(d)	1,403	1,425
Series 2018-1, Class B, 6.05%, 2/15/2033‡(d)	2,714	2,817
Series 2018-2, Class C, 6.66%, 6/15/2033(d)	3,523	3,576
CIG Auto Receivables Trust
Series 2019-1A, Class B, 3.59%, 8/15/2024(d)	3,255	3,307
Series 2019-1A, Class C, 3.82%, 8/15/2024(d)	785	799
Series 2017-1A, Class C, 5.33%, 12/16/2024(d)	400	403
Citi Held For Asset Issuance Series 2015-PM2, Class C, 5.96%, 3/15/2022‡(d)	559	560
CLUB Credit Trust
Series 2017-NP1, Class C, 5.13%, 4/17/2023‡(d)	530	531
Series 2018-NP1, Class C, 4.74%, 5/15/2024‡(d)	3,830	3,854
Conn’s Receivables Funding LLC
Series 2019-A, Class B, 4.36%, 10/16/2023(d)	1,545	1,551
Series 2019-A, Class C, 5.29%, 10/16/2023(d)	1,391	1,396
Continental Airlines Pass-Through Trust Series 2007-1, Class A, 5.98%, 4/19/2022	113	119
Countrywide Asset-Backed Certificates
Series 2002-4, Class M1, 3.55%, 12/25/2032‡(i)	36	36
Series 2004-BC1, Class M3, 4.53%, 10/25/2033‡(i)	7	7
Series 2004-2, Class M1, 3.18%, 5/25/2034‡(i)	77	77
Series 2004-ECC2, Class M2, 3.40%, 12/25/2034‡(i)	1,522	1,525
Credit Acceptance Auto Loan Trust
Series 2018-3A, Class B, 3.89%, 10/15/2027(d)	930	954
Series 2018-3A, Class C, 4.04%, 12/15/2027(d)	1,060	1,088
Diamond Resorts Owner Trust Series 2018-1, Class C, 4.53%, 1/21/2031‡(d)	4,810	4,898
Drive Auto Receivables Trust
Series 2018-3, Class D, 4.30%, 9/16/2024	4,432	4,560
Series 2018-4, Class D, 4.09%, 1/15/2026	4,770	4,910
DT Auto Owner Trust
Series 2017-4A, Class D, 3.47%, 7/17/2023(d)	1,384	1,393
Series 2017-1A, Class E, 5.79%, 2/15/2024(d)	520	536
Series 2018-3A, Class C, 3.79%, 7/15/2024(d)	4,350	4,424
Series 2017-4A, Class E, 5.15%, 11/15/2024(d)	1,650	1,710
Series 2018-1A, Class E, 5.42%, 3/17/2025(d)	645	672
Engs Commercial Finance Trust
Series 2018-1A, Class C, 4.05%, 2/22/2023‡(d)	450	463
Series 2018-1A, Class D, 4.69%, 6/22/2023‡(d)	335	345
Exeter Automobile Receivables Trust
Series 2018-3A, Class C, 3.71%, 6/15/2023(d)	1,647	1,676
Series 2018-2A, Class D, 4.04%, 3/15/2024(d)	3,300	3,379
Series 2018-3A, Class D, 4.35%, 6/17/2024(d)	3,650	3,786
Series 2018-3A, Class E, 5.43%, 8/15/2024(d)	900	937

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series 2018-1A, Class E, 4.64%, 10/15/2024(d)	1,880	1,907
Series 2018-2A, Class E, 5.33%, 5/15/2025(d)	1,790	1,862
Series 2018-3A, Class F, 6.55%, 8/25/2025(d)	880	920
First Franklin Mortgage Loan Trust Series 2004-FF5, Class A1, 3.15%, 8/25/2034‡(i)	99	97
Flagship Credit Auto Trust
Series 2018-3, Class A, 3.07%, 2/15/2023(d)	348	349
Series 2016-3, Class E, 6.25%, 10/15/2023(d)	910	952
Series 2018-3, Class C, 3.79%, 12/16/2024(d)	1,090	1,118
FREED ABS Trust
Series 2018-1, Class A, 3.61%, 7/18/2024(d)	1,343	1,348
Series 2018-1, Class B, 4.56%, 7/18/2024‡(d)	600	611
Fremont Home Loan Trust Series 2004-2, Class M2, 3.36%, 7/25/2034(i)	11	12
GLS Auto Receivables Issuer Trust Series 2019-1A, Class C, 3.87%, 12/16/2024(d)	2,000	2,043
GMAT Trust Series 2013-1A, Class M, 5.00%, 11/25/2043‡(d)(i)	340	208
Hertz Fleet Lease Funding LP Series 2018-1, Class E, 5.55%, 5/10/2032(d)	488	494
Home Equity Asset Trust Series 2004-6, Class M2, 3.33%, 12/25/2034‡(i)	39	39
LendingClub Issuance Trust Series 2016-NP2, Class B, 6.00%, 1/17/2023‡(d)	128	128
Lendingpoint Funding Trust Series 2018-1, Class B, 8.44%, 11/15/2024‡(d)(i)	4,667	4,667
Lendmark Funding Trust
Series 2017-1A, Class C, 5.41%, 12/22/2025‡(d)	2,330	2,405
Series 2017-2A, Class B, 3.38%, 5/20/2026‡(d)	685	688
Series 2017-2A, Class C, 4.33%, 5/20/2026‡(d)	515	521
Series 2018-1A, Class B, 4.09%, 12/21/2026‡(d)	730	751
Series 2018-1A, Class C, 5.03%, 12/21/2026‡(d)	1,700	1,757
LV Tower 52 Issuer Series 2013-1, Class M, 7.75%, 7/15/2019‡(d)	2,329	2,341
Mariner Finance Issuance Trust Series 2018-AA, Class A, 4.20%, 11/20/2030(d)	3,425	3,510
Marlette Funding Trust
Series 2017-3A, Class B, 3.01%, 12/15/2024(d)	740	740
Series 2017-3A, Class C, 4.01%, 12/15/2024‡(d)	1,180	1,187
Series 2018-1A, Class B, 3.19%, 3/15/2028‡(d)	1,050	1,051
Series 2018-1A, Class C, 3.69%, 3/15/2028(d)	1,815	1,822
Series 2018-1A, Class D, 4.85%, 3/15/2028‡(d)	450	455
Series 2018-3A, Class A, 3.20%, 9/15/2028(d)	802	803
Merrill Lynch Mortgage Investors Trust Series 2003-OPT1, Class M1, 3.40%, 7/25/2034(i)	68	67
MFA LLC
Series 2017-NPL1, Class A1, 3.35%, 11/25/2047‡(d)(f)	4,953	4,996
Series 2018-NPL2, Class A1, 4.16%, 7/25/2048‡(d)(f)	2,815	2,835
Mid-State Capital Corp. Trust Series 2006-1, Class M2, 6.74%, 10/15/2040‡(d)	121	137
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-HE1, Class M1, 3.28%, 1/25/2034‡(i)	30	30
New Century Home Equity Loan Trust Series 2003-4, Class M2, 5.16%, 10/25/2033‡(i)	37	36
OL SP LLC
Series 2018, Class C, 4.25%, 2/9/2030‡	1,300	1,279
Series 2018, Class B, 4.61%, 2/9/2030‡	1,334	1,359
OnDeck Asset Securitization Trust LLC
Series 2018-1A, Class B, 4.02%, 4/18/2022‡(d)	500	505
Series 2018-1A, Class C, 4.52%, 4/18/2022‡(d)	470	475
OneMain Direct Auto Receivables Trust
Series 2018-1A, Class B, 3.71%, 4/14/2025(d)	1,493	1,528
Series 2018-1A, Class D, 4.40%, 1/14/2028(d)	1,810	1,866
Onemain Financial Issuance Trust Series 2018-1A, Class D, 4.08%, 3/14/2029‡(d)	1,250	1,276
OneMain Financial Issuance Trust
Series 2015-1A, Class C, 5.12%, 3/18/2026‡(d)	608	614
Series 2017-1A, Class D, 4.52%, 9/14/2032‡(d)	1,100	1,105

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Oportun Funding VI LLC Series 2017-A, Class B, 3.97%, 6/8/2023‡(d)(i)	1,170	1,169
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WCH1, Class M3, 3.27%, 1/25/2036‡(i)	114	114
People’s Choice Home Loan Securities Trust Series 2004-2, Class M1, 3.33%, 10/25/2034‡(i)	13	13
PNMAC FMSR Issuer Trust Series 2018-FT1, Class A, 4.78%, 4/25/2023(d)(i)	1,980	1,999
PNMAC GMSR Issuer Trust
Series 2018-GT1, Class A, 5.28%, 2/25/2023(d)(i)	1,400	1,403
Series 2018-GT2, Class A, 5.08%, 8/25/2025(d)(i)	3,690	3,703
Prestige Auto Receivables Trust
Series 2017-1A, Class E, 4.89%, 5/15/2024(d)	490	504
Series 2018-1A, Class C, 3.75%, 10/15/2024(d)	4,370	4,487
Series 2018-1A, Class D, 4.14%, 10/15/2024(d)	1,145	1,185
Pretium Mortgage Credit Partners I LLC
Series 2018-NPL4, Class A1, 4.83%, 9/25/2058‡(d)(f)	915	924
Series 2018-NPL4, Class A2, 6.05%, 9/25/2058‡(d)(f)	1,425	1,438
Series 2019-NPL2, Class A2, 5.93%, 12/25/2058(d)(f)	2,500	2,511
Progress Residential Trust
Series 2015-SFR2, Class D, 3.68%, 6/12/2032‡(d)	1,400	1,398
Series 2018-SFR3, Class E, 4.87%, 10/17/2035‡(d)	4,720	4,878
RASC Trust
Series 2005-EMX1, Class M1, 3.07%, 3/25/2035‡(i)	1,343	1,345
Series 2005-KS2, Class M1, 3.07%, 3/25/2035‡(i)	44	44
Renaissance Home Equity Loan Trust
Series 2004-1, Class M1, 3.30%, 5/25/2034‡(i)	575	557
Series 2005-1, Class AF6, 4.97%, 5/25/2035‡(f)	258	267
Series 2005-2, Class M1, 5.05%, 8/25/2035‡(f)	888	925
Santander Drive Auto Receivables Trust
Series 2015-5, Class E, 4.67%, 2/15/2023(d)	6,190	6,247
Series 2016-2, Class E, 4.38%, 9/15/2023	3,200	3,249
Series 2018-4, Class D, 3.98%, 12/15/2025	3,070	3,159
Santander Prime Auto Issuance Notes Trust Series 2018-A, Class F, 6.80%, 9/15/2025(d)	1,924	1,971
Saxon Asset Securities Trust Series 2004-3, Class M1, 3.33%, 12/26/2034‡(i)	231	230
SoFi Consumer Loan Program LLC Series 2017-6, Class B, 3.52%, 11/25/2026‡(d)	1,584	1,609
SoFi Consumer Loan Program Trust
Series 2018-1, Class B, 3.65%, 2/25/2027(d)	1,250	1,278
Series 2018-1, Class C, 3.97%, 2/25/2027‡(d)	730	740
Springleaf Funding Trust Series 2016-AA, Class B, 3.80%, 11/15/2029(d)	700	705
Stanwich Mortgage Loan Trust
Series 2018-NPB1, Class A1, 4.02%, 5/16/2023‡(d)(f)	2,106	2,113
Series 2018-NPB2, Class A1, 4.50%, 10/18/2023‡(d)(f)	3,156	3,177
Structured Asset Investment Loan Trust Series 2003-BC10, Class A4, 3.43%, 10/25/2033‡(i)	111	110
T-Mobile USA, Inc. 6.00%, 4/15/2024‡	315	—
Tricolor Auto Securitization Trust Series 2018-2A, Class A, 3.96%, 10/15/2021(d)	1,370	1,375
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2, 4.07%, 2/16/2043(d)	1,886	1,932
Vericrest Opportunity Loan Trust Series 2019-NPL3, Class A2, 6.17%, 3/25/2049‡(d)(f)	2,440	2,459
Veros Automobile Receivables Trust Series 2017-1, Class A, 2.84%, 4/17/2023(d)	449	449
VOLT LXII LLC Series 2017-NPL9, Class A1, 3.13%, 9/25/2047‡(d)(f)	958	958
VOLT LXIV LLC Series 2017-NP11, Class A1, 3.38%, 10/25/2047‡(d)(f)	1,265	1,265
VOLT LXIX LLC Series 2018-NPL5, Class A2, 5.80%, 8/25/2048‡(d)(f)	3,890	3,917
VOLT LXVIII LLC Series 2018-NPL4, Class A2, 5.93%, 7/27/2048‡(d)(f)	3,000	3,021

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
VOLT LXX LLC Series 2018-NPL6, Class A1B, 4.56%, 9/25/2048‡(d)(f)	5,619	5,667
Westlake Automobile Receivables Trust
Series 2018-3A, Class C, 3.61%, 10/16/2023(d)	2,210	2,241
Series 2018-3A, Class D, 4.00%, 10/16/2023(d)	1,420	1,456
Series 2018-3A, Class E, 4.90%, 12/15/2023(d)	780	802
Series 2018-2A, Class E, 4.86%, 1/16/2024(d)	1,220	1,249
Series 2018-1A, Class F, 5.60%, 7/15/2024(d)	5,470	5,550
Series 2018-2A, Class F, 6.04%, 1/15/2025(d)	1,701	1,738
Series 2018-3A, Class F, 6.02%, 2/18/2025(d)	1,060	1,094

		227,176

TOTAL ASSET-BACKED SECURITIES (Cost $282,210)		285,933

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.4%
Cayman Islands — 0.2%
GPMT Ltd. Series 2018-FL1, Class B, 3.99%, 11/21/2035‡(d)(i)	2,520	2,520
TPG Real Estate Finance Issuer Ltd. Series 2018-FL1, Class C, 4.33%, 2/15/2035(d)(i)	2,085	2,088

		4,608

United States — 5.2%
BAMLL Re-REMIC Trust Series 2013-FRR3, Class A, PO, 6/26/2023(d)	4,375	3,650
Banc of America Commercial Mortgage Trust Series 2007-5, Class AJ, 6.03%, 2/10/2051(i)	4,073	3,828
BANK
Series 2019-BN17, Class D, 3.00%, 4/15/2052‡(d)	700	618
Series 2019-BN17, Class E, 3.00%, 4/15/2052‡(d)	350	285
Series 2017-BNK9, Class D, 2.80%, 11/15/2054‡(d)	2,255	1,875
Series 2017-BNK6, Class D, 3.10%, 7/15/2060(d)	817	723
Bear Stearns Commercial Mortgage Securities Trust Series 2006-PW13, Class B, 5.66%, 9/11/2041‡(d)(i)	184	183
BX Commercial Mortgage Trust Series 2018-IND, Class E, 4.14%, 11/15/2035(d)(i)	5,055	5,063
BX Trust
Series 2018-MCSF, Class B, 3.25%, 4/15/2035‡(d)(i)	1,500	1,479
Series 2018-MCSF, Class C, 3.44%, 4/15/2035‡(d)(i)	990	975
BXMT Ltd. Series 2017-FL1, Class D, 5.13%, 6/15/2035‡(d)(i)	4,650	4,663
Citigroup Commercial Mortgage Trust Series 2015-P1, Class D, 3.23%, 9/15/2048‡(d)	1,220	1,112
Credit Suisse Commercial Mortgage Trust Series 2007-C1, Class AM, 5.42%, 2/15/2040	20	20
CSAIL Commercial Mortgage Trust Series 2017-C8, Class C, 4.32%, 6/15/2050‡	1,390	1,410
FHLMC Multifamily Structured Pass-Through Certificates
Series K033, Class X1, IO, 0.30%, 7/25/2023(i)	68,990	808
Series K729, Class X1, IO, 0.37%, 10/25/2024(i)	28,842	485
Series K731, Class X3, IO, 2.09%, 5/25/2025(i)	3,460	369
Series K091, Class A2, 3.51%, 3/25/2029	1,975	2,107
Series K158, Class A2, 3.90%, 12/25/2030(i)	1,270	1,394
Series K155, Class A2, 3.75%, 11/25/2032	8,750	9,433
Series K153, Class X3, IO, 3.77%, 4/25/2035(i)	5,560	1,906
Series K036, Class X3, IO, 2.11%, 12/25/2041(i)	31,545	2,706
Series K038, Class X3, IO, 2.49%, 6/25/2042(i)	17,000	1,836
Series K720, Class X3, IO, 1.33%, 8/25/2042(i)	39,172	1,489
Series K041, Class X3, IO, 1.64%, 11/25/2042(i)	30,520	2,450
Series K042, Class X3, IO, 1.60%, 1/25/2043(i)	21,950	1,719
Series K718, Class X3, IO, 1.43%, 2/25/2043(i)	112,228	4,188
Series K045, Class X3, IO, 1.50%, 4/25/2043(i)	39,625	2,994
Series K046, Class X3, IO, 1.51%, 4/25/2043(i)	38,350	2,986
Series K054, Class X3, IO, 1.60%, 4/25/2043(i)	66,098	6,068

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series K047, Class X3, IO, 1.49%, 6/25/2043(i)	28,400	2,223
Series K050, Class X3, IO, 1.55%, 10/25/2043(i)	21,110	1,775
Series K052, Class X3, IO, 1.61%, 1/25/2044(i)	15,770	1,435
Series K726, Class X3, IO, 2.13%, 7/25/2044(i)	6,381	584
Series K067, Class X3, IO, 2.11%, 9/25/2044(i)	25,210	3,684
Series K729, Class X3, IO, 1.97%, 11/25/2044(i)	7,055	672
Series K724, Class X3, IO, 1.87%, 12/25/2044(i)	10,996	835
Series K071, Class X3, IO, 2.01%, 11/25/2045(i)	19,450	2,771
Series K072, Class X3, IO, 2.14%, 12/25/2045(i)	12,354	1,893
Series K088, Class X3, IO, 2.35%, 2/25/2047(i)	12,520	2,323
Series K078, Class X3, IO, 2.21%, 6/25/2051(i)	10,990	1,824
FNMA ACES
Series 2014-M3, Class X2, IO, 0.00%, 1/25/2024(i)	69,950	239
Series 2018-M3, Class X, IO, 0.10%, 2/25/2030(i)	16,729	104
Series 2016-M4, Class X2, IO, 2.60%, 1/25/2039(i)	8,856	762
FREMF Series 2018-KF46, Class B, 4.43%, 3/25/2028(d)(i)	2,398	2,371
FREMF Mortgage Trust
Series 2017-KF29, Class B, 6.03%, 2/25/2024(d)(i)	1,718	1,755
Series 2017-KF31, Class B, 5.38%, 4/25/2024(d)(i)	1,110	1,121
Series 2017-KF36, Class B, 5.13%, 8/25/2024(d)(i)	1,628	1,633
Series 2017-KF38, Class B, 4.98%, 9/25/2024(d)(i)	947	950
Series 2017-KF41, Class B, 4.98%, 11/25/2024(d)(i)	598	600
Series 2018-KF42, Class B, 4.68%, 12/25/2024(d)(i)	2,791	2,802
Series 2018-KF45, Class B, 4.43%, 3/25/2025(d)(i)	927	909
Series 2018-KF47, Class B, 4.48%, 5/25/2025(d)(i)	824	817
Series 2016-KF24, Class B, 7.48%, 10/25/2026(d)(i)	328	343
Series 2017-KF40, Class B, 5.18%, 11/25/2027(d)(i)	1,310	1,319
Series 2018-KF50, Class B, 4.33%, 7/25/2028(d)(i)	1,908	1,892
Series 2017-K67, Class C, 3.94%, 9/25/2049(d)(i)	1,090	1,076
Series 2017-K729, Class B, 3.67%, 11/25/2049(d)(i)	900	914
Series 2017-K728, Class B, 3.65%, 11/25/2050(d)(i)	4,200	4,262
Series 2017-K728, Class C, 3.65%, 11/25/2050(d)(i)	1,265	1,252
GNMA
Series 2013-48, IO, 0.62%, 7/16/2054(i)	27,447	1,178
Series 2017-9, IO, 0.77%, 1/16/2057(i)	20,364	1,347
Series 2017-54, IO, 0.65%, 12/16/2058(i)	10,457	619
Series 2017-23, IO, 0.73%, 5/16/2059(i)	14,276	890
LB Commercial Mortgage Trust Series 2007-C3, Class AJ, 6.09%, 7/15/2044(i)	1,187	1,199
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039‡(i)	2,132	1,472
LMREC, Inc. Series 2016-CRE2, Class A, 4.14%, 11/24/2031(d)(i)	889	890
Morgan Stanley Capital I Trust
Series 2006-T23, Class D, 6.15%, 8/12/2041‡(d)(i)	2,296	2,333
Series 2005-HQ7, Class E, 5.39%, 11/14/2042‡(i)	1,574	1,567
Nationslink Funding Corp. Series 1999-LTL1, Class E, 5.00%, 1/22/2026‡(d)	400	410
Velocity Commercial Capital Loan Trust Series 2018-2, Class A, 4.05%, 10/26/2048(d)(i)	4,667	4,780
Wachovia Bank Commercial Mortgage Trust Series 2007-C34, Class AJ, 6.12%, 5/15/2046(i)	63	64

		130,711

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $135,298)		135,319

COLLATERALIZED MORTGAGE OBLIGATIONS — 4.5%
Netherlands — 0.2%
Permanent Master Issuer plc Series 2018-1A, Class 1A1, 2.98%, 7/15/2058(d)(i)	4,281	4,282

United Kingdom — 0.1%
Lanark Master Issuer plc Series 2019-1A, Class 1A1, 3.29%, 12/22/2069(d)(i)	1,484	1,488

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
United States — 4.2%
Acre Series 2017-B, 9.08%, 12/15/2020	3,000	3,000
Alternative Loan Trust
Series 2004-25CB, Class A1, 6.00%, 12/25/2034	3,790	3,836
Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035	80	81
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	1,318	1,282
Series 2005-80CB, Class 5A1, 6.00%, 2/25/2036	3,452	3,503
Angel Oak Mortgage Trust I LLC Series 2018-PB1, Class A, 4.00%, 8/25/2021(d)	1,720	1,738
Antler Mortgage Trust Series 2018-RTL1, Class M, 7.39%, 5/25/2023‡(d)(f)	5,800	5,880
ARIVO 9/15/2019‡	2,312	2,312
Chase Mortgage Finance Trust Series 2007-A1, Class 2A3, 4.59%, 2/25/2037(i)	70	72
CHL GMSR Issuer Trust Series 2018-GT1, Class A, 5.18%, 5/25/2023(d)(i)	1,210	1,211
CHL Mortgage Pass-Through Trust Series 2007-16, Class A1, 6.50%, 10/25/2037	1,594	1,283
Civic Mortgage LLC Series 2018-1, Class A1, 3.89%, 6/25/2022(d)(f)	604	603
DSLA Mortgage Loan Trust Series 2005-AR4, Class 2A1A, 2.70%, 8/19/2045(i)	955	928
FHLMC REMIC
Series 3775, Class LI, IO, 3.50%, 12/15/2020	260	5
Series 3110, Class SL, IF, IO, 3.71%, 2/15/2026(i)	119	5
Series 3907, Class SW, IF, IO, 4.21%, 7/15/2026(i)	1,915	188
Series 3914, Class LS, IF, IO, 4.36%, 8/15/2026(i)	677	62
Series 4304, Class DI, IO, 2.50%, 1/15/2027	459	24
Series 4030, Class IL, IO, 3.50%, 4/15/2027	430	33
Series 4043, Class PI, IO, 2.50%, 5/15/2027	1,991	132
Series 4056, Class BI, IO, 3.00%, 5/15/2027	158	12
Series 4057, Class UI, IO, 3.00%, 5/15/2027	1,112	80
Series 4120, Class UI, IO, 3.00%, 10/15/2027	856	71
Series 4136, Class IN, IO, 3.00%, 11/15/2027	165	12
Series 4323, Class IW, IO, 3.50%, 4/15/2028	285	23
Series 4311, Class QI, IO, 3.00%, 10/15/2028	1,291	85
Series 4324, Class AI, IO, 3.00%, 11/15/2028	723	49
Series 4313, Class UI, IO, 3.00%, 3/15/2029	1,414	115
Series 4280, Class KI, IO, 3.50%, 9/15/2031	1,092	80
Series 3716, Class PI, IO, 4.50%, 4/15/2038	123	8
Series 3459, Class JS, IF, IO, 3.81%, 6/15/2038(i)	446	60
Series 4119, Class LI, IO, 3.50%, 6/15/2039	386	33
Series 3907, Class AI, IO, 5.00%, 5/15/2040	392	35
Series 4018, Class HI, IO, 4.50%, 3/15/2041	353	49
Series 4215, Class LI, IO, 3.50%, 7/15/2041	624	80
Series 4073, Class IQ, IO, 4.00%, 7/15/2042	391	78
Series 4173, Class I, IO, 4.00%, 3/15/2043	921	187
Series 4372, Class SY, IF, IO, 3.66%, 8/15/2044(i)	1,324	202
Series 4585, Class JI, IO, 4.00%, 5/15/2045	2,497	413
Series 4694, Class SA, IF, IO, 3.66%, 6/15/2047(i)	7,115	1,457
Series 4689, Class SD, IF, IO, 3.71%, 6/15/2047(i)	15,753	3,008
Series 4714, Class SA, IF, IO, 3.71%, 8/15/2047(i)	11,621	2,316
FHLMC STRIPS Series 305, IO, 3.50%, 3/15/2028	236	21
FNMA REMIC
Series 2011-144, Class SA, IF, IO, 4.22%, 11/25/2025(i)	491	31
Series 2012-25, Class AI, IO, 3.50%, 3/25/2027	147	12
Series 2012-145, Class EI, IO, 3.00%, 1/25/2028	1,799	134
Series 2013-9, Class YI, IO, 3.50%, 2/25/2028	189	18

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series 2013-15, IO, 2.50%, 3/25/2028	2,657	164
Series 2013-18, Class AI, IO, 3.00%, 3/25/2028	843	66
Series 2013-31, Class DI, IO, 3.00%, 4/25/2028	926	84
Series 2013-31, Class YI, IO, 3.50%, 4/25/2028	163	14
Series 2014-35, Class KI, IO, 3.00%, 6/25/2029	1,864	184
Series 2014-44, Class QI, IO, 3.00%, 8/25/2029	1,158	101
Series 2012-120, Class DI, IO, 3.00%, 3/25/2031	778	56
Series 2013-66, Class IE, IO, 3.00%, 8/25/2032	8,852	832
Series 2013-61, Class HI, IO, 3.00%, 6/25/2033	6,114	709
Series 2013-64, Class LI, IO, 3.00%, 6/25/2033	1,230	148
Series 2009-101, Class SI, IF, IO, 3.32%, 12/25/2039(i)	562	45
Series 2012-148, Class JI, IO, 3.50%, 12/25/2039	208	21
Series 2010-102, Class IP, IO, 5.00%, 12/25/2039	95	5
Series 2012-118, Class DI, IO, 3.50%, 1/25/2040	197	16
Series 2013-5, Class BI, IO, 3.50%, 3/25/2040	213	19
Series 2012-93, Class SE, IF, IO, 3.67%, 9/25/2042(i)	3,303	620
Series 2012-93, Class SG, IF, IO, 3.67%, 9/25/2042(i)	847	155
Series 2012-133, Class NS, IF, IO, 3.72%, 12/25/2042(i)	6,759	1,325
Series 2016-25, Class SL, IF, IO, 3.57%, 5/25/2046(i)	6,592	1,280
Series 2016-61, Class ST, IF, IO, 3.57%, 9/25/2046(i)	13,357	2,591
Series 2016-75, Class SC, IF, IO, 3.67%, 10/25/2046(i)	16,557	2,773
Series 2017-13, Class AS, IF, IO, 3.62%, 2/25/2047(i)	12,500	2,578
Series 2017-57, Class SA, IF, IO, 3.67%, 8/25/2057(i)	6,616	1,188
FNMA STRIPS
Series 410, Class C12, IO, 5.50%, 7/25/2024	2,156	103
Series 409, Class 23, IO, 3.50%, 4/25/2027(i)	497	38
Series 401, Class C6, IO, 4.50%, 10/25/2029	1,059	73
GNMA
Series 2003-69, Class SB, IF, IO, 4.16%, 8/16/2033(i)	999	145
Series 2011-13, Class S, IF, IO, 3.51%, 1/16/2041(i)	704	116
Series 2019-42, Class SJ, IF, IO, 3.61%, 4/20/2049(i)	9,889	1,604
Series 2015-H13, Class GI, IO, 1.63%, 4/20/2065(i)	5,035	230
Series 2017-H14, Class FG, 3.53%, 6/20/2067(i)	1,974	2,002
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051	4,871	4,795
GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036(d)(i)	151	100
HarborView Mortgage Loan Trust Series 2007-6, Class 2A1A, 2.63%, 8/19/2037(i)	187	180
Homeward Opportunities Fund I Trust
Series 2018-1, Class A1, 3.77%, 6/25/2048(d)(i)	1,340	1,364
Series 2019-1, Class M1, 3.95%, 1/25/2059‡(d)(i)	2,050	2,073
Hunt Companies Finance Trust, Inc. 7.25%, 2/13/2025	6,000	6,000
JP Morgan Alternative Loan Trust Series 2006-A2, Class 1A1, 2.61%, 5/25/2036(i)	3,123	2,835
MASTR Alternative Loan Trust Series 2003-5, Class 30B1, 5.93%, 8/25/2033‡(i)	304	307
OBX Trust
Series 2018-EXP1, Class 2A1, 3.28%, 4/25/2048(d)(i)	3,426	3,422
Series 2018-EXP1, Class 2A1B, 3.28%, 4/25/2048(d)(i)	3,425	3,386
Series 2019-EXP1, Class 2A1B, 3.38%, 1/25/2059(d)(i)	3,116	3,077
SART 4.75%, 7/15/2024	6,811	6,916
Structured Adjustable Rate Mortgage Loan Trust Series 2005-1, Class 5A1, 4.38%, 2/25/2035(i)	273	275

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
Toorak Mortgage Corp. Ltd. Series 2018-1, Class A1, 4.34%, 8/25/2021(d)(f)		4,190	4,195
Verus Securitization Trust
Series 2018-2, Class A1, 3.68%, 6/1/2058(d)(i)		3,000	3,029
Series 2019-1, Class A1, 3.84%, 2/25/2059(d)(i)		3,867	3,930
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-N, Class A6, 4.61%, 8/25/2034(i)		1,492	1,533
Series 2004-N, Class A7, 4.61%, 8/25/2034(i)		1,492	1,532
Series 2004-M, Class A1, 4.62%, 8/25/2034(i)		1,308	1,378
Series 2004-BB, Class A5, 4.95%, 1/25/2035(i)		654	671
Series 2005-AR16, Class 3A1, 4.98%, 3/25/2035(i)		345	353
Series 2005-AR2, Class 2A1, 5.15%, 3/25/2035(i)		985	1,010
Series 2005-AR2, Class 2A2, 5.15%, 3/25/2035(i)		226	234
Series 2005-AR4, Class 2A2, 5.11%, 4/25/2035(i)		167	170
Series 2007-2, Class 3A5, 5.25%, 3/25/2037		25	26

			106,923

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $113,794)			112,693

CONVERTIBLE BONDS — 2.4%
China — 0.3%
Ctrip.com International Ltd. 1.00%, 7/1/2020		3,115	3,023
Huazhu Group Ltd. 0.38%, 11/1/2022		3,130	3,174

			6,197

Netherlands — 0.0%(g)
NXP Semiconductors NV 1.00%, 12/1/2019		1,025	1,049

South Korea — 0.0%(g)
MagnaChip Semiconductor SA 5.00%, 3/1/2021		341	406

United Arab Emirates — 0.0%(g)
Aabar Investments PJSC 1.00%, 3/27/2022(a)	EUR	800	800

United States — 2.1%
Cree, Inc. 0.88%, 9/1/2023(d)		1,495	1,703
Cypress Semiconductor Corp.
4.50%, 1/15/2022		3,140	4,424
2.00%, 2/1/2023		265	286
DISH Network Corp. 3.38%, 8/15/2026		1,260	1,158
DocuSign, Inc. 0.50%, 9/15/2023(d)		2,320	2,468
Envestnet, Inc. 1.75%, 12/15/2019		2,165	2,435
Finisar Corp. 0.50%, 12/15/2036		2,320	2,233
FireEye, Inc. 0.88%, 6/1/2024(d)		1,730	1,681
Fortive Corp. 0.88%, 2/15/2022(d)		1,690	1,710
Guess?, Inc. 2.00%, 4/15/2024(d)		1,495	1,378
II-VI, Inc. 0.25%, 9/1/2022		3,335	3,287
Knowles Corp. 3.25%, 11/1/2021		3,130	3,453
Liberty Expedia Holdings, Inc. 1.00%, 6/30/2047(d)		2,495	2,443
Live Nation Entertainment, Inc. 2.50%, 3/15/2023		3,865	4,363
Nuance Communications, Inc. 1.50%, 11/1/2035		2,250	2,258
Nutanix, Inc. Zero Coupon, 1/15/2023		2,940	2,796
Oasis Petroleum, Inc. 2.63%, 9/15/2023		1,895	1,705
ON Semiconductor Corp. 1.00%, 12/1/2020		3,460	3,929
Redfin Corp. 1.75%, 7/15/2023		570	500
Square, Inc. 0.50%, 5/15/2023(d)		700	768
Teradyne, Inc. 1.25%, 12/15/2023		2,515	3,694
Vocera Communications, Inc. 1.50%, 5/15/2023		855	1,015
Whiting Petroleum Corp. 1.25%, 4/1/2020		264	256
Zillow Group, Inc. 2.00%, 12/1/2021		1,955	2,148

			52,091

TOTAL CONVERTIBLE BONDS (Cost $58,479)			60,543

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
LOAN ASSIGNMENTS — 1.5%(l)
Canada — 0.0%(g)
Concordia Healthcare Corp., Initial Dollar Term Loan (ICE LIBOR USD 1 Month + 5.50%), 7.95%, 9/6/2024(c)		691	645
Garda World Security, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 6.12%, 5/24/2024(c)		84	83

			728

Luxembourg — 0.1%
Intelsat Jackson Holdings, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 6.18%, 11/27/2023(c)		1,084	1,068

United Kingdom — 0.0%(g)
Cineworld Finance US, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.69%, 2/28/2025(c)		400	393
New Look Finance Ltd., 1st Lien Revolver Term Loan (ICE LIBOR USD 3 Month + 3.25%), 3.25%, 6/25/2021(c)	GBP	154	184

			577

United States — 1.4%
A2Z Wireless Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.00%), 8.47%, 5/1/2023(c)		482	450
Albertson’s LLC, 1st Lien Term Loan
(ICE LIBOR USD 3 Month + 3.00%), 5.61%, 12/21/2022(c)		606	604
(ICE LIBOR USD 1 Month + 3.00%), 5.44%, 6/22/2023(c)		514	512
At Home Holding III, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 6.08%, 6/3/2022(c)		427	422
Avaya, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.69%, 12/15/2024(c)		506	495
Brookfield WEC Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 5.94%, 8/1/2025(c)		1,472	1,468
California Resources Corp., 1st Lien Second Out Term Loan (ICE LIBOR USD 1 Month + 10.38%), 12.80%, 12/31/2021(c)		386	389
California Resources Corp., Senior Secured First Out (ICE LIBOR USD 1 Month + 4.75%), 7.18%, 12/31/2022(c)		839	796
Calpine Corp., Term Loan (ICE LIBOR USD 3 Month + 2.50%), 5.11%, 1/15/2024(c)		499	495
CBS Radio, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.18%, 11/18/2024(c)		657	655
CenturyLink, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.19%, 1/31/2025(c)		1,015	986
Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.69%, 10/2/2024(c)		516	515
CityCenter Holdings LLC, Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.69%, 4/18/2024(c)		340	337
Claire’s Stores, Inc., 1st Lien Term Loan (ICE LIBOR USD 6 Month + 7.25%), 9.94%, 10/12/2038‡(c)(m)		859	1,332
CommScope, Inc., 1st Lien Term Loan B-2 (ICE LIBOR USD 1 Month + 3.25%), 5.69%, 4/6/2026(c)		1,332	1,325
Consolidated Container, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.19%, 5/22/2024(c)		379	375
CPV Shore Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 6.19%, 12/29/2025(c)		272	271
Dawn Acquisition LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 6.35%, 12/31/2025(c)		368	353
Delta 2 SARL, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.94%, 2/1/2024(c)		547	534
Dole Food Co., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%; ICE LIBOR USD 2 Month + 2.75%; ICE LIBOR USD 3 Month + 1.75%), 5.22%, 4/6/2024(c)		1,175	1,144
Edgewater Generation LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 6.19%, 12/13/2025(c)		277	277

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
EIF Channelview Cogeneration LLC, Term Loan (ICE LIBOR USD 1 Month + 4.25%), 6.69%, 5/3/2025(c)	363	366
Envision Healthcare Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 6.19%, 10/10/2025(c)	499	453
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 10.00%), 12.62%, 5/15/2022‡(c)	58	58
Flex Acquisition Co., Inc., Term Loan (ICE LIBOR USD 3 Month + 3.00%), 5.63%, 12/29/2023(c)	317	304
Frontera Generation Holdings LLC, 1st Lien Senior Secured Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.72%, 5/2/2025(c)	496	492
GGP, Inc., 1st Lien Term Loan B REIT, (ICE LIBOR USD 1 Month + 2.50%), 4.94%, 8/27/2025(c)	941	914
Greeneden US Holdings II LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.69%, 12/1/2023(c)	338	334
Hargray Communications Group, Inc., Senior Secured Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.19%, 5/16/2024(c)	1,981	1,962
HUB International Ltd., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%), 5.34%, 4/25/2025(c)	462	450
iHeartCommunications, Inc., Exit Term Loan (ICE LIBOR USD 3 Month + 4.00%), 6.58%, 5/1/2026(c)	1,015	1,015
IRB Holding Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.69%, 2/5/2025(c)	1,099	1,087
Lightstone Holdco LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 6.19%, 1/30/2024(c)	347	343
Lightstone Holdco LLC, 1st Lien Term Loan C (ICE LIBOR USD 1 Month + 3.75%), 6.19%, 1/30/2024(c)	20	19
Mallinckrodt International Finance SA, Term Loan (ICE LIBOR USD 2 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%), 5.53%, 2/24/2025(c)	410	358
MedRisk, Inc., Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.19%, 12/27/2024(c)	237	230
Moran Foods LLC, Term Loan B (ICE LIBOR USD 3 Month + 6.00%), 8.60%, 12/5/2023(c)	1,474	764
MultiPlan, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 5.35%, 6/7/2023(c)(n)	1,301	1,270
NVA Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.19%, 2/2/2025(c)	955	922
Pelican Products, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.97%, 5/1/2025(c)	779	763
Pelican Products, Inc., 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 7.75%), 10.22%, 5/1/2026(c)	350	334
Penn National Gaming, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.69%, 10/15/2025(c)	683	679
Prime Security Services Borrower LLC, Term Loan B-1 (ICE LIBOR USD 1 Month + 2.75%), 5.19%, 5/2/2022(c)	847	837
Quest Software US Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 6.83%, 5/16/2025(c)	595	584
Quidditch Acquisition, Inc., 1st Lien Cov-Lite Term Loan (ICE LIBOR USD 1 Month + 7.00%), 9.43%, 3/21/2025(c)	238	238
Red Ventures LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.44%, 11/8/2024(c)	333	333

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Securus Technologies Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 6.94%, 11/1/2024(c)	344	329
Sirva Worldwide, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 9.50%), 12.07%, 8/3/2026(c)	200	160
Sonicwall, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 7.50%), 10.02%, 5/18/2026(c)	175	163
Staples, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 5.00%), 7.60%, 4/16/2026(c)	701	677
Syniverse Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 5.00%), 7.44%, 3/9/2023(c)	698	649
Syniverse Holdings, Inc., 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 9.00%), 11.44%, 3/11/2024(c)	385	291
Tennessee Merger Sub, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.19%, 2/6/2024(c)	997	896
Ultra Resources, Inc., Term Loan (ICE LIBOR USD 1 Month + 0.25%), 6.18%, 4/12/2024(c)	792	656
United Natural Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.69%, 10/22/2025(c)	1,102	942
Univision Communications, Inc., 1st Lien Term Loan C-5 (ICE LIBOR USD 1 Month + 2.75%), 5.19%, 3/15/2024(c)	367	348
USI, Inc., Term Loan (ICE LIBOR USD 3 Month + 3.00%), 5.60%, 5/16/2024(c)	212	206
WMG Acquisition Corp., 1st Lien Term Loan F (ICE LIBOR USD 1 Month + 2.13%), 4.56%, 11/1/2023(c)	420	414
Zuffa LLC, 1st Lien Guaranteed Senior Secured Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.75%, 8/18/2023(c)	795	793

		35,368

TOTAL LOAN ASSIGNMENTS (Cost $38,579)		37,741

	Shares (000)
COMMON STOCKS — 0.1%
Canada — 0.0%(g)
Advanz Pharma Corp.*	35	519

New Zealand — 0.0%(g)
UCI Holdings LLC*‡	4	101

United Kingdom — 0.0%(g)
Topcompany Ltd.*‡	3,934	5

United States — 0.1%
Avaya Holdings Corp.*	34	422
Claire’s Stores, Inc.*‡	1	818
Clear Channel Outdoor Holdings, Inc.*	96	490
Goodman Networks, Inc.*‡	1	—
iHeartMedia, Inc., Class A*	5	79
NII Holdings, Inc.*	3	5
Penn Virginia Corp.*	2	67
Remington Outdoor Co., Inc.*‡	5	8
Vistra Energy Corp.	6	146

		2,035

TOTAL COMMON STOCKS (Cost $2,895)		2,660

PREFERRED STOCKS — 0.0%(g)
United States — 0.0%(g)
Claire’s Stores, Inc. *‡	1	1,187
Goodman Networks, Inc. (Preference) *‡	1	—	(k)

TOTAL PREFERRED STOCKS (Cost $419)		1,187

	No. of Warrants (000)
WARRANTS — 0.0%(g)
Canada — 0.0%(g)
Ultra Petroleum Corp. expiring 7/14/2025, price 1.00 USD*	46	3

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	No. of Warrants (000)	Value (000)
United States — 0.0%(g)
iHeartMedia Capital I LLC expiring 5/2/2039, price 1.00 USD*‡	36	579

TOTAL WARRANTS (Cost $648)		582

	No. of Rights (000)
RIGHTS — 0.0%(g)
United States — 0.0%(g)
Vistra Energy Corp., expiring 12/31/2049*‡ (Cost $—)	6	5

	Principal Amount (000)
SHORT-TERM INVESTMENTS — 3.4%
FOREIGN GOVERNMENT TREASURY BILLS — 1.0%
Italy Buoni Ordinari del Tesoro BOT 0.06%, 12/13/2019(a)(o) (Cost $24,963)	21,995	24,575

	Shares (000)
INVESTMENT COMPANIES — 2.4%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.43%(p)(q) (Cost $61,992)	61,981	62,000

TOTAL SHORT-TERM INVESTMENTS (Cost $86,955)		86,575

Total Investments — 98.6% (Cost $2,505,625)		2,491,361
Other Assets Less Liabilities — 1.4%		35,419

Net Assets — 100.0%		2,526,780

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
BRL	Brazilian Real
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
DKK	Danish Krone
DOP	Dominican Peso
EUR	Euro
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
MYR	Malaysian Ringgit
OYJ	Public Limited Company
PEN	Peruvian Nuevo Sol
PJSC	Public Joint Stock Company
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2019. The rate may be subject to a cap and floor.
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
SCA	Limited partnership with share capital
SPC	Special purpose company
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
USD	United States Dollar
ZAR	South African Rand

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2019.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2019.
(d)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(e)	Security is an interest bearing note with preferred security characteristics.
(f)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2019.
(g)	Amount rounds to less than 0.1% of net assets.
(h)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(i)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2019.
(j)	Defaulted security.
(k)	Amount rounds to less than one thousand.
(l)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(m)	Fund is subject to legal or contractual restrictions on the resale of the security.
(n)	All or a portion of this security is unsettled as of May 31, 2019. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(o)	The rate shown is the effective yield as of May 31, 2019.
(p)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(q)	The rate shown is the current yield as of May 31, 2019.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Futures contracts outstanding as of May 31, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	1,619	06/2019	AUD	159,463	5,461
Euro-Buxl	38	09/2019	EUR	8,318	63
Euro-BTP	(847)	09/2019	EUR	(121,372)	160
Long Gilt	443	09/2019	GBP	72,612	614
U.S. Treasury 2 Year Note	118	09/2019	USD	25,335	134
U.S. Treasury 5 Year Note	1,149	09/2019	USD	134,909	1,416
U.S. Treasury 10 Year Note	800	09/2019	USD	101,437	1,610
U.S. Treasury 10 Year Ultra Note	206	09/2019	USD	28,145	601
U.S. Treasury Long Bond	185	09/2019	USD	28,467	886
U.S. Treasury Ultra Bond	118	09/2019	USD	20,786	895

					11,840

Short Contracts
3 Month Eurodollar	(4,340)	09/2019	USD	(1,060,642)	(7,460)
Euro-Bobl	(609)	09/2019	EUR	(91,071)	(62)
Euro-Bund	(662)	09/2019	EUR	(126,301)	(289)
Euro-OAT	(266)	09/2019	EUR	(48,131)	(131)
U.S. Treasury 10 Year Ultra Note	(88)	09/2019	USD	(12,023)	(187)

					(8,129)

					3,711

Abbreviations

AUD	Australian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of May 31, 2019 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	964	USD	1,076	BNP Paribas	6/5/2019	1
EUR	326,886	USD	364,529	Citibank, NA	6/5/2019	680
GBP	5,353	USD	6,736	TD Bank Financial Group	6/5/2019	31
USD	60,842	EUR	54,107	Barclays Bank plc	6/5/2019	392
USD	338,013	EUR	302,116	Goldman Sachs International	6/5/2019	476
USD	1,093	EUR	975	Merrill Lynch International	6/5/2019	4
USD	1,140	EUR	1,016	State Street Corp.	6/5/2019	5
USD	340	GBP	261	Citibank, NA	6/5/2019	10
USD	9,263	GBP	7,118	Goldman Sachs International	6/5/2019	264
AUD	16,979	USD	11,759	Royal Bank of Canada	6/25/2019	27
BRL	28,573	USD	7,156	Goldman Sachs International**	6/25/2019	112
CZK	290,559	USD	12,555	Goldman Sachs International	6/25/2019	14
EUR	11,473	USD	12,812	Credit Suisse International	6/25/2019	28
USD	24,391	AUD	35,094	BNP Paribas	6/25/2019	30

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	4,537	AUD	6,451	Standard Chartered Bank	6/25/2019	59
USD	10,342	CLP	7,337,535	Citibank, NA**	6/25/2019	4
USD	13,369	CLP	9,478,432	Goldman Sachs International**	6/25/2019	15
USD	24,873	CNH	167,588	Merrill Lynch International**	6/25/2019	707
USD	12,586	CZK	290,559	Citibank, NA	6/25/2019	18
USD	7,486	DKK	49,910	Merrill Lynch International	6/25/2019	5
USD	12,763	DKK	84,974	State Street Corp.	6/25/2019	27
USD	20,875	EUR	18,501	BNP Paribas	6/25/2019	169
USD	371,074	EUR	329,573	State Street Corp.	6/25/2019	2,217
USD	13,045	MXN	249,213	State Street Corp.	6/25/2019	377
USD	25,414	MYR	106,482	Standard Chartered Bank**	6/25/2019	12
USD	18,094	ZAR	262,647	Deutsche Bank AG	6/25/2019	111
USD	12,587	ZAR	182,413	State Street Corp.	6/25/2019	98
EUR	617	USD	690	TD Bank Financial Group	7/3/2019	1
USD	24,133	CNH	167,588	Barclays Bank plc**	12/23/2019	57

Total unrealized appreciation						5,951

EUR	339	USD	382	Barclays Bank plc	6/5/2019	(3)
EUR	1,448	USD	1,630	Standard Chartered Bank	6/5/2019	(13)
EUR	27,404	USD	30,631	State Street Corp.	6/5/2019	(14)
EUR	1,627	USD	1,834	TD Bank Financial Group	6/5/2019	(16)
GBP	2,026	USD	2,615	State Street Corp.	6/5/2019	(53)
USD	506	EUR	453	HSBC Bank, NA	6/5/2019	— (a)
CLP	16,815,966	USD	24,301	Goldman Sachs International**	6/25/2019	(609)
CNH	167,588	USD	24,204	Barclays Bank plc**	6/25/2019	(38)
COP	77,772,003	USD	23,596	Goldman Sachs International**	6/25/2019	(603)
EUR	11,278	AUD	18,314	Goldman Sachs International	6/25/2019	(91)
EUR	4,442	USD	4,981	Barclays Bank plc	6/25/2019	(10)
EUR	5,855	USD	6,570	Citibank, NA	6/25/2019	(17)
EUR	22,287	USD	25,134	State Street Corp.	6/25/2019	(191)
EUR	14,724	USD	16,557	TD Bank Financial Group	6/25/2019	(77)
USD	2,741	AUD	3,952	Merrill Lynch International	6/25/2019	(2)
USD	12,568	BRL	51,678	Goldman Sachs International**	6/25/2019	(576)
USD	6,312	DKK	42,114	Merrill Lynch International	6/25/2019	(1)
USD	17,553	EUR	15,708	State Street Corp.	6/25/2019	(27)
USD	11,541	IDR	168,335,177	Citibank, NA**	6/25/2019	(185)
USD	17,646	IDR	257,775,814	Merrill Lynch International**	6/25/2019	(310)
USD	12,422	MXN	245,692	Goldman Sachs International	6/25/2019	(67)
USD	12,542	NZD	19,262	HSBC Bank, NA	6/25/2019	(65)
USD	12,128	TRY	77,417	Barclays Bank plc	6/25/2019	(997)
USD	24,036	ZAR	358,525	Goldman Sachs International	6/25/2019	(511)
ZAR	170,312	USD	11,807	Goldman Sachs International	6/25/2019	(146)
USD	365,402	EUR	326,886	Citibank, NA	7/3/2019	(710)
USD	6,746	GBP	5,353	TD Bank Financial Group	7/3/2019	(32)

Total unrealized depreciation						(5,364)

Net unrealized appreciation						587

Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CLP	Chile Peso
CNH	China Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
MXN	Mexican Peso

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

MYR	Malaysian Ringgit
NZD	New Zealand Dollar
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

(a)	Amount rounds to less than one thousand.
**	Non-deliverable forward.

Over-the-Counter (“OTC”) Credit default swap contracts outstanding - buy protection(1) as of May 31, 2019 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Counterparty	Maturity Date	Implied Credit Spread (%) (2)	Notional Amount (3)		Upfront Payments (Receipts) ($) (4)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Republic of Turkey, 11.88%, 1/15/2030	1.00	Quarterly	Citibank, NA	6/20/2024	4.84	USD	8,370	1,412	(77)	1,335
Republic of Turkey, 11.88%, 1/15/2030	1.00	Quarterly	Citibank, NA	6/20/2024	4.84	USD	4,292	728	(44)	684
United Mexican States, 4.15%, 3/28/2027	1.00	Quarterly	Citibank, NA	12/20/2023	1.19	USD	30,000	552	(372)	180

								2,692	(493)	2,199

Republic of Indonesia, 5.88%, 3/13/2019	1.00	Quarterly	Goldman Sachs International	12/20/2023	1.04	USD	30,150	507	(517)	(10)

								507	(517)	(10)

								3,199	(1,010)	2,189

Centrally Cleared Credit default swap contracts outstanding - buy protection(1) as of May 31, 2019 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%) (2)	Notional Amount (3)		Upfront Payments (Receipts) ($) (4)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.NA.HY.32-V1	5.00	Quarterly	6/20/2024	3.94	USD	38,100	(2,644)	529	(2,115)
CDX.NA.HY.32-V1	5.00	Quarterly	6/20/2024	3.94	USD	83,000	(6,608)	1,999	(4,609)
iTraxx Europe Crossover 31.1	5.00	Quarterly	6/20/2024	3.08	EUR	33,300	(3,971)	342	(3,629)

							(13,223)	2,870	(10,353)

(1)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(3)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations

CDX	Credit Default Swap Index
EUR	Euro
USD	United States Dollar

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Summary of total swap contracts outstanding as of May 31, 2019 (amounts in thousands):

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Credit default swap contracts outstanding - buy protection	2,692	2,199

Total OTC swap contracts outstanding	2,692	2,199

Liabilities
OTC Credit default swap contracts outstanding - buy protection	507	(10)

Total OTC swap contracts outstanding	507	(10)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2019.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities
Cayman Islands	$—	$52,129	$6,628	$58,757
United States	—	128,579	98,597	227,176

Total Asset-Backed Securities	—	180,708	105,225	285,933

Collateralized Mortgage Obligations
United States	—	96,351	10,572	106,923
Other Collateralized Mortgage Obligations	—	5,770	—	5,770

Total Collateralized Mortgage Obligations	—	102,121	10,572	112,693

Commercial Mortgage-Backed Securities
Cayman Islands	—	2,088	2,520	4,608
United States	—	112,329	18,382	130,711

Total Commercial Mortgage-Backed Securities	—	114,417	20,902	135,319

Convertible Bonds	—	60,543	—	60,543
Corporate Bonds
United States	—	592,754	252	593,006
Other Corporate Bonds	—	630,658	—	630,658

Total Corporate Bonds	—	1,223,412	252	1,223,664

Foreign Government Securities	—	544,459	—	544,459
Preferred Stocks	—	—	1,187	1,187
Common Stocks
New Zealand	—	—	101	101
United Kingdom	—	—	5	5
United States	1,209	—	826	2,035
Other Common Stocks	519	—	—	519

Total Common Stocks	1,728	—	932	2,660

Loan Assignments
United States	—	33,978	1,390	35,368
Other Loan Assignments	—	2,373	—	2,373

Total Loan Assignments	—	36,351	1,390	37,741

Rights	—	—	5	5
Warrants
United States	—	—	579	579
Other Warrants	—	3	—	3

Total Warrants	—	3	579	582

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Foreign Government Treasury Bills	$—	$24,575	$—	$24,575
Investment Companies	62,000	—	—	62,000

Total Short-Term Investments	62,000	24,575	—	86,575

Total Investments in Securities	$63,728	$2,286,589	$141,044	$2,491,361

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$5,951	$—	$5,951
Futures Contracts	11,840	—	—	11,840
Swaps	—	2,870	—	2,870

Total Appreciation in Other Financial Instruments	$11,840	$8,821	$—	$20,661

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(5,364)	$—	$(5,364)
Futures Contracts	(8,129)	—	—	(8,129)
Swaps	—	(1,010)	—	(1,010)

Total Depreciation in Other Financial Instruments	$(8,129)	$(6,374)	$—	$(14,503)

There were no significant transfers between level 2 and level 3 during the period ended May 31, 2019.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2019	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2019
Investments in Securities
Asset-Backed Securities — Cayman Islands	6,814	—	23	—	(a)	—		(209)	—	—	6,628
Asset-Backed Securities — United States	103,768	(60)	805	3		2,440		(15,486)	7,127	—	98,597
Collateralized Mortgage Obligations — Italy	112	(7)	5	—	(a)	—		(110)	—	—	—
Collateralized Mortgage Obligations — United States	7,990	—	113	—	(a)	2,610		(141)	—	—	10,572
Commercial Mortgage-Backed Securities — Cayman Islands	5,447	—	6	—		—		(860)	—	(2,073)	2,520
Commercial Mortgage-Backed Securities — United States	28,648	(115)	282	3		866		(6,304)	3,271	(8,269)	18,382
Common Stocks — Canada	575	—	(167)	—		—		(408)	—	—	—
Common Stocks — New Zealand	87	—	14	—		—		—	—	—	101
Common Stocks — United Kingdom	—	—	5	—		—		—	—	—	5
Common Stocks — United States	1,010	—	(184)	—		—		—	—	—	826
Corporate Bonds — United States	255	— (a)	(1)	—	(a)	—	(a)	(2)	—	—	252
Loan Assignments — United States	1,347	—	43	—		—	(a)	—	—	—	1,390
Preferred Stocks — United States	1,120	—	67	—		—		—	—	—	1,187
Rights — United States	5	—	— (a)	—		—		—	—	—	5
Warrants — United States	—	—	(69)	—		648		—	—	—	579

Grand Total	$157,178	$(182)	$942	$6		$6,564		$(23,520)	$10,398	$(10,342)	$141,044

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The change in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2019, which were valued using significant unobservable inputs (level 3), amounted to approximately $1,014,000.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at May 31, 2019		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (e)
	$—	(a)	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)

Common Stock	—	(a)

	—	(b)	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
				Discount for potential outcome (d)	30.00% (30.00%)

Preferred Stock	—	(b)

	80,491		Discounted Cash Flow	Constant Prepayment Rate	0.00% — 44.00% (18.15%)
				Constant Default Rate	0.00% — 5.40% (0.24%)
				Yield (Discount Rate of Cash Flows)	2.76% — 8.90% (4.22%)

Asset-Backed Securities	80,491

	8,260		Discounted Cash Flow	Constant Prepayment Rate	0.00% — 20.00% (5.33%)
				Constant Default Rate	0.00% — 1.59% (0.06%)
				Yield (Discount Rate of Cash Flows)	3.68% — 6.90% (6.05%)

Collateralized Mortgage Obligations	8,260

	13,719		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	(42.75)% — 45.55% (1.81%)

Commercial Mortgage-Backed Securities	13,719

	2		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.49% (4.49%)
				Liquidity Discount	0.25% (0.25%)

Corporate Bonds	2

Total	$102,472

#

The table above does not include level 3 securities that are valued by brokers and pricing services. At May 31, 2019, the value of these securities was $38,572,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Securities senior in the issuing entity capital structure result in this security being valued at zero.
(b)	Amount rounds to less than one thousand.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(d)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(e)	Unobservable inputs were weighted by the relative fair value of the instruments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended May 31, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2019	Shares at May 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.43% (a)(b)	$122,808	$263,078	$323,889	$3	—	$62,000	61,981	$453	—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2019.

C. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts, and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used treasury, index or other financial futures contracts to gain or reduce exposure to the stock and bond markets, maintain liquidity and minimize transaction costs. The Fund also bought futures contracts to immediately invest incoming cash in the market or sold futures in response to cash outflows, thereby simulating an invested position in the underlying index while maintaining a cash balance for liquidity.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Swaps — The Fund engaged in various swap transactions, including credit default and index to manage credit risk within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, non-deliverable forward foreign currency exchange contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to

JPMorgan Global Bond Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A, an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over-the-counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for OTC Swaps.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 35.3%
Aerospace & Defense — 0.4%
Arconic, Inc.
5.13%, 10/1/2024(a)	98	100
5.90%, 2/1/2027	659	695
6.75%, 1/15/2028	28	29
5.95%, 2/1/2037	410	410
Bombardier, Inc. (Canada)
6.00%, 10/15/2022(a)(b)	338	329
7.50%, 12/1/2024(a)(b)	589	579
7.50%, 3/15/2025(b)	1,140	1,105
7.88%, 4/15/2027(a)(b)	410	394
TransDigm, Inc.
6.00%, 7/15/2022	95	96
6.50%, 7/15/2024	340	339
6.25%, 3/15/2026(b)	262	267
Triumph Group, Inc.
4.88%, 4/1/2021	450	441
5.25%, 6/1/2022	50	48
7.75%, 8/15/2025(a)	30	29

		4,861

Air Freight & Logistics — 0.2%
XPO Logistics, Inc.
6.13%, 9/1/2023(a)(b)	1,505	1,516
6.75%, 8/15/2024(a)(b)	242	249

		1,765

Airlines — 0.1%
American Airlines Group, Inc. 5.00%, 6/1/2022(b)	168	170
United Continental Holdings, Inc.
5.00%, 2/1/2024	266	269
4.88%, 1/15/2025(a)	153	152

		591

Auto Components — 1.2%
Adient Global Holdings Ltd. 4.88%, 8/15/2026(b)	750	557
Adient US LLC 7.00%, 5/15/2026(a)(b)	700	695
Allison Transmission, Inc.
5.00%, 10/1/2024(b)	300	298
4.75%, 10/1/2027(b)	808	775
American Axle & Manufacturing, Inc.
6.63%, 10/15/2022(a)	220	223
6.25%, 4/1/2025(a)	1,315	1,267
6.25%, 3/15/2026	583	554
6.50%, 4/1/2027(a)	1,665	1,573
Cooper-Standard Automotive, Inc. 5.63%, 11/15/2026(b)	815	701
Dana Financing Luxembourg SARL 6.50%, 6/1/2026(b)	860	888
Delphi Technologies plc 5.00%, 10/1/2025(a)(b)	1,430	1,215
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/2023	95	94
5.00%, 5/31/2026(a)	503	462
4.88%, 3/15/2027(a)	433	389
Icahn Enterprises LP
6.25%, 2/1/2022	55	56
6.75%, 2/1/2024(a)	370	380
6.38%, 12/15/2025	237	238
6.25%, 5/15/2026(b)	610	606
IHO Verwaltungs GmbH (Germany)
4.50% (cash), 9/15/2023(b)(c)	890	913
4.75% (cash), 9/15/2026(b)(c)	400	372
JB Poindexter & Co., Inc. 7.13%, 4/15/2026(b)	331	337
Panther BF Aggregator 2 LP 6.25%, 5/15/2026(a)(b)	510	520
Tenneco, Inc.
5.38%, 12/15/2024	200	171
5.00%, 7/15/2026(a)	265	201

		13,485

Automobiles — 0.0%(d)
General Motors Co. 6.25%, 10/2/2043	220	223
Jaguar Land Rover Automotive plc (United Kingdom) 4.50%, 10/1/2027(b)	237	194

		417

Banks — 0.9%
Australia & New Zealand Banking Group Ltd. (Australia) (USD ICE Swap Rate 5 Year + 5.17%), 6.75%, 6/15/2026(b)(e)(f)(g)	900	966
Banco do Brasil SA (Brazil) (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 7.33%), 9.25%, 4/15/2023(e)(f)(g)(h)	1,100	1,199
Bank of America Corp.
Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025(e)(f)(g)	437	468
Series DD, (ICE LIBOR USD 3 Month + 4.55%), 6.30%, 3/10/2026(e)(f)(g)	34	37
Series FF, (ICE LIBOR USD 3 Month + 2.93%), 5.87%, 3/15/2028(e)(f)(g)	500	516
Barclays plc (United Kingdom)
4.38%, 9/11/2024	200	201
5.20%, 5/12/2026	200	204
4.84%, 5/9/2028(a)	320	319
CIT Group, Inc.
4.75%, 2/16/2024	121	125
5.25%, 3/7/2025	214	226
Citigroup, Inc.
Series R, (ICE LIBOR USD 3 Month + 4.48%), 6.13%, 11/15/2020(e)(f)(g)	43	44

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 1/30/2023(a)(e)(f)(g)	125	129
Series M, (ICE LIBOR USD 3 Month + 3.42%), 6.30%, 5/15/2024(e)(f)(g)	700	722
Credit Agricole SA (France) (USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025(b)(e)(f)(g)	200	223
Development Bank of the Republic of Belarus JSC (Belarus) 6.75%, 5/2/2024(b)	1,100	1,115
HSBC Holdings plc (United Kingdom) (USD ICE Swap Rate 5 Year + 4.37%), 6.37%, 3/30/2025(e)(f)(g)	800	814
ING Groep NV (Netherlands) (USD Swap Semi 5 Year + 5.12%), 6.87%, 4/16/2022(e)(f)(g)(h)	900	927
Royal Bank of Scotland Group plc (United Kingdom)
(USD Swap Semi 5 Year + 7.60%), 8.62%, 8/15/2021(e)(f)(g)	500	528
6.00%, 12/19/2023(a)	440	469
Skandinaviska Enskilda Banken AB (Sweden) (USD Swap Semi 5 Year + 3.49%), 5.63%, 5/13/2022(e)(f)(g)(h)	400	388
Societe Generale SA (France) (USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 9/29/2025(a)(b)(e)(f)(g)	200	214
Standard Chartered plc (United Kingdom) (USD Swap Semi 5 Year + 6.30%), 7.50%, 4/2/2022(b)(e)(f)(g)	500	519
UBS Group Funding Switzerland AG (Switzerland) (USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025(e)(f)(g)(h)	250	265

		10,618

Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.60%, 4/15/2048	1,890	1,882
4.75%, 4/15/2058	880	881
Cott Holdings, Inc. (Canada) 5.50%, 4/1/2025(b)	110	108

		2,871

Building Products — 0.4%
American Woodmark Corp. 4.88%, 3/15/2026(a)(b)	455	442
Elementia SAB de CV (Mexico) 5.50%, 1/15/2025(h)	700	686
James Hardie International Finance DAC (Ireland)
4.75%, 1/15/2025(b)	450	447
5.00%, 1/15/2028(b)	300	289
JELD-WEN, Inc.
4.63%, 12/15/2025(b)	440	420
4.88%, 12/15/2027(a)(b)	350	329
Masonite International Corp. 5.75%, 9/15/2026(a)(b)	200	203
PGT Escrow Issuer, Inc. 6.75%, 8/1/2026(b)	265	275
Standard Industries, Inc.
6.00%, 10/15/2025(b)	205	211
5.00%, 2/15/2027(b)	145	142
4.75%, 1/15/2028(b)	947	906
Summit Materials LLC
6.13%, 7/15/2023	71	71
5.13%, 6/1/2025(b)	180	177
Votorantim Cimentos International SA (Brazil) 7.25%, 4/5/2041(h)	400	451

		5,049

Capital Markets — 0.3%
Credit Suisse Group AG (Switzerland)
(USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023(b)(e)(f)(g)	1,000	1,060
(USD Swap Semi 5 Year + 3.46%), 6.25%, 12/18/2024(b)(e)(f)(g)	250	252
Goldman Sachs Group, Inc. (The)
Series M, (ICE LIBOR USD 3 Month + 3.92%), 5.38%, 5/10/2020(e)(f)(g)	95	96
Series P, (ICE LIBOR USD 3 Month + 2.87%), 5.00%, 11/10/2022(e)(f)(g)	1,000	940
LPL Holdings, Inc. 5.75%, 9/15/2025(a)(b)	345	346
MSCI, Inc. 5.38%, 5/15/2027(b)	250	263

		2,957

Chemicals — 0.9%
Ashland LLC 4.75%, 8/15/2022(i)	210	216
Axalta Coating Systems LLC 4.88%, 8/15/2024(a)(b)	300	298
Chemours Co. (The)
6.63%, 5/15/2023(a)	165	164
7.00%, 5/15/2025	430	430
CVR Partners LP 9.25%, 6/15/2023(b)	1,792	1,846
FXI Holdings, Inc. 7.88%, 11/1/2024(b)	90	82

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Gates Global LLC 6.00%, 7/15/2022(a)(b)	892	886
GCP Applied Technologies, Inc. 5.50%, 4/15/2026(b)	255	256
Huntsman International LLC 5.13%, 11/15/2022	200	209
INEOS Group Holdings SA (Luxembourg) 5.63%, 8/1/2024(a)(b)	1,800	1,751
Ingevity Corp. 4.50%, 2/1/2026(b)	92	88
Koppers, Inc. 6.00%, 2/15/2025(b)	65	61
NOVA Chemicals Corp. (Canada)
4.88%, 6/1/2024(b)	696	652
5.25%, 6/1/2027(a)(b)	1,080	986
Rain CII Carbon LLC 7.25%, 4/1/2025(b)	150	137
Scotts Miracle-Gro Co. (The)
6.00%, 10/15/2023	135	140
5.25%, 12/15/2026	535	531
Starfruit Finco BV (Netherlands) 8.00%, 10/1/2026(a)(b)	920	902
Trinseo Materials Operating SCA 5.38%, 9/1/2025(a)(b)	753	698
Tronox Finance plc 5.75%, 10/1/2025(a)(b)	233	211
Tronox, Inc. 6.50%, 4/15/2026(b)	204	192
Valvoline, Inc. 4.38%, 8/15/2025	15	14

		10,750

Commercial Services & Supplies — 0.5%
ACCO Brands Corp. 5.25%, 12/15/2024(b)	1,502	1,491
ADT Security Corp. (The)
4.13%, 6/15/2023	246	238
4.88%, 7/15/2032(b)	100	83
Aramark Services, Inc. 5.00%, 2/1/2028(a)(b)	716	709
Brink’s Co. (The) 4.63%, 10/15/2027(b)	175	169
Covanta Holding Corp. 5.88%, 3/1/2024	130	133
Garda World Security Corp. (Canada) 8.75%, 5/15/2025(b)	1,061	1,013
Nielsen Co. Luxembourg SARL (The)
5.50%, 10/1/2021(b)	185	185
5.00%, 2/1/2025(b)	146	142
Nielsen Finance LLC 5.00%, 4/15/2022(b)	570	565
Pitney Bowes, Inc.
4.95%, 4/1/2023(a)(i)	139	129
4.63%, 3/15/2024	75	67
Prime Security Services Borrower LLC
9.25%, 5/15/2023(a)(b)	183	192
5.25%, 4/15/2024(b)	248	243
5.75%, 4/15/2026(a)(b)	815	805

		6,164

Communications Equipment — 0.4%
CommScope Technologies LLC 6.00%, 6/15/2025(b)	1,249	1,134
CommScope, Inc.
5.50%, 3/1/2024(b)	170	172
5.50%, 6/15/2024(b)	156	145
6.00%, 3/1/2026(b)	1,600	1,600
8.25%, 3/1/2027(b)	170	168
Nokia OYJ (Finland)
4.38%, 6/12/2027	730	715
6.63%, 5/15/2039(a)	45	48
Plantronics, Inc. 5.50%, 5/31/2023(b)	995	986

		4,968

Construction & Engineering — 0.1%
AECOM 5.13%, 3/15/2027	499	490
Aeropuerto Internacional de Tocumen SA (Panama) 6.00%, 11/18/2048(h)	400	454
MasTec, Inc. 4.88%, 3/15/2023	419	423
Tutor Perini Corp. 6.88%, 5/1/2025(a)(b)	103	99

		1,466

Construction Materials — 0.2%
Cemex SAB de CV (Mexico)
5.70%, 1/11/2025(b)	400	406
6.13%, 5/5/2025(b)	200	207
7.75%, 4/16/2026(a)(b)	1,025	1,092
Martin Marietta Materials, Inc. 4.25%, 12/15/2047	310	282

		1,987

Consumer Finance — 0.6%
Ally Financial, Inc.
4.13%, 2/13/2022	35	35
5.13%, 9/30/2024	128	134
4.63%, 3/30/2025	1,230	1,258
5.75%, 11/20/2025	1,340	1,434
8.00%, 11/1/2031	33	42
Credit Acceptance Corp. 6.63%, 3/15/2026(b)	117	121
Curo Group Holdings Corp. 8.25%, 9/1/2025(b)	781	644
FirstCash, Inc. 5.38%, 6/1/2024(b)	110	111
Ford Motor Credit Co. LLC 4.69%, 6/9/2025	850	850
General Motors Financial Co., Inc. 5.25%, 3/1/2026	270	283

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ILFC E-Capital Trust II (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%, 14.50% Cap), 4.85%, 12/21/2065(b)(f)	1,135	851
Springleaf Finance Corp.
6.13%, 5/15/2022	75	78
5.63%, 3/15/2023	272	280
6.88%, 3/15/2025	825	860
7.13%, 3/15/2026	187	195
6.63%, 1/15/2028	137	139

		7,315

Containers & Packaging — 0.6%
Ardagh Packaging Finance plc (Ireland)
4.63%, 5/15/2023(b)	200	200
7.25%, 5/15/2024(b)	850	885
6.00%, 2/15/2025(b)	2,375	2,351
Ball Corp. 4.00%, 11/15/2023	40	40
Berry Global Escrow Corp. 5.63%, 7/15/2027(b)	116	117
Berry Global, Inc.
5.13%, 7/15/2023	187	188
4.50%, 2/15/2026(b)	25	24
BWAY Holding Co. 5.50%, 4/15/2024(b)	680	665
Crown Americas LLC 4.75%, 2/1/2026(a)	186	187
Greif, Inc. 6.50%, 3/1/2027(b)	715	719
Intertape Polymer Group, Inc. (Canada) 7.00%, 10/15/2026(b)	32	33
OI European Group BV 4.00%, 3/15/2023(b)	14	14
Owens-Brockway Glass Container, Inc.
5.88%, 8/15/2023(a)(b)	150	157
5.38%, 1/15/2025(b)	106	107
Reynolds Group Issuer, Inc. 5.75%, 10/15/2020	775	776
Sealed Air Corp.
5.13%, 12/1/2024(b)	100	103
5.50%, 9/15/2025(b)	55	57
Smurfit Kappa Treasury Funding DAC (Ireland) 7.50%, 11/20/2025	600	687

		7,310

Distributors — 0.0%(d)
Global Partners LP
6.25%, 7/15/2022(a)	129	129
7.00%, 6/15/2023	119	121
Univar USA, Inc. 6.75%, 7/15/2023(b)	180	182

		432

Diversified Consumer Services — 0.1%
Service Corp. International
5.38%, 5/15/2024	300	307
7.50%, 4/1/2027	535	622
Sotheby’s 4.88%, 12/15/2025(b)	258	247

		1,176

Diversified Financial Services — 0.5%
ACE Cash Express, Inc. 12.00%, 12/15/2022(b)	162	146
CNG Holdings, Inc.
9.38%, 5/15/2020(a)(b)	168	168
12.50%, 6/15/2024(b)	735	706
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	4,085	3,883
Refinitiv US Holdings, Inc.
6.25%, 5/15/2026(b)	832	839
8.25%, 11/15/2026(b)	171	170
Vantiv LLC 4.38%, 11/15/2025(b)	200	206

		6,118

Diversified Telecommunication Services — 3.2%
Altice France SA (France)
7.38%, 5/1/2026(a)(b)	1,725	1,685
8.13%, 2/1/2027(b)	200	200
AT&T, Inc.
5.25%, 3/1/2037	950	1,020
4.90%, 8/15/2037	610	630
4.75%, 5/15/2046	1,370	1,365
CCO Holdings LLC
5.88%, 4/1/2024(b)	1,190	1,230
5.38%, 5/1/2025(b)	265	271
5.75%, 2/15/2026(a)(b)	1,281	1,329
5.50%, 5/1/2026(b)	587	601
5.13%, 5/1/2027(b)	4,205	4,208
5.88%, 5/1/2027(a)(b)	110	113
5.00%, 2/1/2028(b)	1,717	1,700
CenturyLink, Inc.
Series T, 5.80%, 3/15/2022	595	605
Series W, 6.75%, 12/1/2023	388	406
Series Y, 7.50%, 4/1/2024(a)	322	344
5.63%, 4/1/2025	501	484
Series G, 6.88%, 1/15/2028	17	16
Cincinnati Bell, Inc.
7.00%, 7/15/2024(a)(b)	350	300
8.00%, 10/15/2025(b)	175	150
Cogent Communications Group, Inc.
5.63%, 4/15/2021(b)	120	121
5.38%, 3/1/2022(b)	80	82
DKT Finance ApS (Denmark) 9.38%, 6/17/2023(b)	950	1,017
Embarq Corp. 8.00%, 6/1/2036	1,342	1,245
Frontier Communications Corp.
10.50%, 9/15/2022	305	221
11.00%, 9/15/2025	109	69
8.50%, 4/1/2026(a)(b)	1,510	1,449

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Intelsat Jackson Holdings SA (Luxembourg)
5.50%, 8/1/2023	1,912	1,716
8.00%, 2/15/2024(b)	355	369
8.50%, 10/15/2024(b)	1,252	1,218
9.75%, 7/15/2025(b)	1,070	1,086
Level 3 Financing, Inc.
5.63%, 2/1/2023	152	153
5.38%, 1/15/2024	225	226
5.38%, 5/1/2025	950	951
5.25%, 3/15/2026	248	247
Level 3 Parent LLC 5.75%, 12/1/2022	155	155
Qwest Corp.
6.88%, 9/15/2033(a)	12	12
7.13%, 11/15/2043	58	58
SES GLOBAL Americas Holdings GP (Luxembourg) 5.30%, 3/25/2044(b)	110	105
Sprint Capital Corp.
6.88%, 11/15/2028	48	50
8.75%, 3/15/2032	1,571	1,803
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	1,245	1,199
6.00%, 9/30/2034	56	52
7.72%, 6/4/2038	370	382
Telecom Italia SpA (Italy) 5.30%, 5/30/2024(b)	200	198
Telefonica Emisiones SA (Spain) 4.90%, 3/6/2048	300	296
Verizon Communications, Inc.
4.52%, 9/15/2048	2,890	3,046
4.67%, 3/15/2055	270	289
Virgin Media Finance plc (United Kingdom) 6.00%, 10/15/2024(b)	750	767
Virgin Media Secured Finance plc (United Kingdom)
5.25%, 1/15/2026(a)(b)	200	199
5.50%, 8/15/2026(a)(b)	1,100	1,105
Windstream Services LLC 8.63%, 10/31/2025(b)(i)	190	189

		36,732

Electric Utilities — 0.4%
Empresa de Transmision Electrica SA (Panama) 5.13%, 5/2/2049(b)	400	408
Energuate Trust (Guatemala) 5.88%, 5/3/2027(h)	1,100	1,105
Eskom Holdings SOC Ltd. (South Africa) 5.75%, 1/26/2021(h)	1,600	1,596
Light Servicos de Eletricidade SA (Brazil) 7.25%, 5/3/2023(h)	500	508
NextEra Energy Operating Partners LP
4.25%, 9/15/2024(b)	52	52
4.50%, 9/15/2027(b)	201	195
Terraform Global Operating LLC 6.13%, 3/1/2026(b)	100	99
Vistra Operations Co. LLC 5.50%, 9/1/2026(b)	501	513

		4,476

Electrical Equipment — 0.1%
Sensata Technologies BV
4.88%, 10/15/2023(b)	255	259
5.63%, 11/1/2024(b)	200	211
Vertiv Group Corp. 9.25%, 10/15/2024(b)	852	839

		1,309

Electronic Equipment, Instruments & Components — 0.1%
Anixter, Inc. 6.00%, 12/1/2025(b)	675	714
CDW LLC
5.00%, 9/1/2023	101	102
5.00%, 9/1/2025(a)	468	473

		1,289

Energy Equipment & Services — 0.4%
CSI Compressco LP 7.50%, 4/1/2025(b)	199	195
Diamond Offshore Drilling, Inc.
7.88%, 8/15/2025	258	231
5.70%, 10/15/2039	124	77
Ensco Rowan plc
8.00%, 1/31/2024(a)	26	21
5.20%, 3/15/2025	44	31
7.75%, 2/1/2026	82	61
5.75%, 10/1/2044	207	120
Nabors Industries, Inc.
5.50%, 1/15/2023(a)	47	41
5.75%, 2/1/2025	526	428
Noble Holding International Ltd.
7.95%, 4/1/2025(i)	59	45
7.88%, 2/1/2026(b)	140	121
6.20%, 8/1/2040	92	56
5.25%, 3/15/2042	41	23
Precision Drilling Corp. (Canada)
6.50%, 12/15/2021	9	9
7.75%, 12/15/2023	75	76
5.25%, 11/15/2024	63	56
7.13%, 1/15/2026(a)(b)	245	233
Rowan Cos., Inc. 7.38%, 6/15/2025(a)	81	62
SESI LLC
7.13%, 12/15/2021	49	37
7.75%, 9/15/2024	23	15
Shelf Drilling Holdings Ltd. (United Arab Emirates) 8.25%, 2/15/2025(b)	660	634
Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024(b)	125	130
Transocean Pontus Ltd. 6.13%, 8/1/2025(b)	772	781

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Transocean Poseidon Ltd. 6.88%, 2/1/2027(b)	34	35
Transocean Proteus Ltd. 6.25%, 12/1/2024(b)	95	96
Transocean, Inc.
9.00%, 7/15/2023(b)	257	264
7.25%, 11/1/2025(b)	119	111
7.50%, 1/15/2026(b)	464	433
7.50%, 4/15/2031	224	185
6.80%, 3/15/2038	272	196
9.35%, 12/15/2041(i)	97	86
USA Compression Partners LP
6.88%, 4/1/2026	156	160
6.88%, 9/1/2027(b)	13	13

		5,062

Entertainment — 0.5%
AMC Entertainment Holdings, Inc.
5.75%, 6/15/2025(a)	905	822
5.88%, 11/15/2026(a)	152	133
6.13%, 5/15/2027	227	199
Ascend Learning LLC 6.88%, 8/1/2025(b)	285	284
Cinemark USA, Inc. 4.88%, 6/1/2023	200	201
Live Nation Entertainment, Inc. 4.88%, 11/1/2024(b)	830	834
Netflix, Inc.
5.88%, 2/15/2025(a)	50	53
4.38%, 11/15/2026(a)	300	292
4.88%, 4/15/2028	550	543
5.88%, 11/15/2028	1,120	1,176
5.38%, 11/15/2029(b)	102	104
Viacom, Inc.
(ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057(f)	715	707
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057(f)	9	9
WMG Acquisition Corp.
4.88%, 11/1/2024(b)	100	101
5.50%, 4/15/2026(b)	525	529

		5,987

Equity Real Estate Investment Trusts (REITs) — 0.8%
Brookfield Property REIT, Inc. 5.75%, 5/15/2026(b)	308	312
CoreCivic, Inc. 5.00%, 10/15/2022	55	55
CyrusOne LP
5.00%, 3/15/2024	3	3
5.38%, 3/15/2027(a)	118	122
Equinix, Inc.
5.38%, 4/1/2023	63	64
5.75%, 1/1/2025(a)	975	1,007
5.88%, 1/15/2026	718	752
5.38%, 5/15/2027	285	298
ESH Hospitality, Inc. 5.25%, 5/1/2025(b)	1,472	1,472
GEO Group, Inc. (The) 5.88%, 10/15/2024	250	232
GLP Capital LP
5.25%, 6/1/2025	225	237
5.75%, 6/1/2028	250	272
Iron Mountain, Inc.
5.75%, 8/15/2024(a)	475	471
4.88%, 9/15/2027(b)	586	551
5.25%, 3/15/2028(b)	320	302
MGM Growth Properties Operating Partnership LP
5.63%, 5/1/2024	282	291
5.75%, 2/1/2027(b)	87	90
RHP Hotel Properties LP 5.00%, 4/15/2023	270	271
SBA Communications Corp. 4.88%, 9/1/2024	575	570
Uniti Group LP
6.00%, 4/15/2023(b)	100	94
8.25%, 10/15/2023(a)	175	156
7.13%, 12/15/2024(b)	235	202
VICI Properties 1 LLC 8.00%, 10/15/2023(a)	824	894

		8,718

Food & Staples Retailing — 0.5%
Albertsons Cos. LLC
6.63%, 6/15/2024	467	472
5.75%, 3/15/2025	771	744
7.50%, 3/15/2026(b)	953	996
Kroger Co. (The) 3.88%, 10/15/2046	1,440	1,247
New Albertsons LP
7.45%, 8/1/2029	113	105
8.70%, 5/1/2030	425	423
8.00%, 5/1/2031	255	240
Rite Aid Corp. 6.13%, 4/1/2023(b)	1,025	840
Tesco plc (United Kingdom) 6.15%, 11/15/2037(b)	520	577

		5,644

Food Products — 0.7%
B&G Foods, Inc. 5.25%, 4/1/2025(a)	338	327
Darling Ingredients, Inc. 5.25%, 4/15/2027(b)	90	91
Dean Foods Co. 6.50%, 3/15/2023(a)(b)	39	22
Dole Food Co., Inc. 7.25%, 6/15/2025(b)	471	452
JBS USA LUX SA
5.88%, 7/15/2024(b)	598	615
5.75%, 6/15/2025(b)	480	491
6.75%, 2/15/2028(a)(b)	462	492
6.50%, 4/15/2029(b)	393	413
Kraft Heinz Foods Co. 5.00%, 7/15/2035	870	867
Pilgrim’s Pride Corp.
5.75%, 3/15/2025(a)(b)	435	441
5.88%, 9/30/2027(a)(b)	397	399

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Post Holdings, Inc.
5.50%, 3/1/2025(b)	180	181
5.00%, 8/15/2026(b)	395	389
5.75%, 3/1/2027(b)	1,157	1,160
Sigma Holdco BV (Netherlands) 7.88%, 5/15/2026(b)	750	694
TreeHouse Foods, Inc. 6.00%, 2/15/2024(a)(b)	320	326

		7,360

Gas Utilities — 0.1%
AmeriGas Partners LP
5.63%, 5/20/2024	124	128
5.50%, 5/20/2025	87	88
5.88%, 8/20/2026(a)	558	578
5.75%, 5/20/2027	27	28

		822

Health Care Equipment & Supplies — 0.2%
Hill-Rom Holdings, Inc.
5.75%, 9/1/2023(b)	360	369
5.00%, 2/15/2025(b)	700	703
Hologic, Inc. 4.38%, 10/15/2025(b)	305	302
Mallinckrodt International Finance SA
5.63%, 10/15/2023(b)	514	352
5.50%, 4/15/2025(a)(b)	225	143
Sotera Health Holdings LLC 6.50%, 5/15/2023(b)	55	55
Teleflex, Inc. 5.25%, 6/15/2024	130	133

		2,057

Health Care Providers & Services — 2.8%
Acadia Healthcare Co., Inc.
6.13%, 3/15/2021	26	26
5.13%, 7/1/2022	165	165
5.63%, 2/15/2023	189	189
6.50%, 3/1/2024	211	215
Air Medical Group Holdings, Inc. 6.38%, 5/15/2023(a)(b)	375	350
Centene Corp.
5.63%, 2/15/2021	32	32
6.13%, 2/15/2024	176	184
4.75%, 1/15/2025	156	158
5.38%, 6/1/2026(b)	47	49
Community Health Systems, Inc.
5.13%, 8/1/2021(a)	232	227
6.25%, 3/31/2023	478	455
8.63%, 1/15/2024(b)	967	967
8.13%, 6/30/2024(a)(b)	577	427
8.00%, 3/15/2026(b)	138	132
CVS Health Corp.
5.13%, 7/20/2045	2,050	2,088
5.05%, 3/25/2048	1,502	1,527
DaVita, Inc.
5.13%, 7/15/2024(a)	500	487
5.00%, 5/1/2025	1,508	1,425
Encompass Health Corp.
5.75%, 11/1/2024	479	481
5.75%, 9/15/2025	790	802
Envision Healthcare Corp. 8.75%, 10/15/2026(a)(b)	968	816
HCA, Inc.
5.88%, 5/1/2023	146	155
5.38%, 2/1/2025	1,779	1,859
5.88%, 2/15/2026(a)	5,060	5,364
5.25%, 6/15/2026	145	156
5.63%, 9/1/2028	535	558
5.88%, 2/1/2029	497	527
5.50%, 6/15/2047	2,390	2,516
MPH Acquisition Holdings LLC 7.13%, 6/1/2024(b)	1,203	1,197
Polaris Intermediate Corp. 8.50% (cash), 12/1/2022(b)(c)	187	183
Syneos Health, Inc. 7.50%, 10/1/2024(b)	262	273
Team Health Holdings, Inc. 6.38%, 2/1/2025(a)(b)	667	550
Tenet Healthcare Corp.
4.50%, 4/1/2021	213	214
4.38%, 10/1/2021	150	151
8.13%, 4/1/2022	785	818
6.75%, 6/15/2023(a)	1,190	1,185
4.63%, 7/15/2024	729	724
5.13%, 5/1/2025(a)	607	603
6.25%, 2/1/2027(a)(b)	2,663	2,716
WellCare Health Plans, Inc. 5.25%, 4/1/2025	407	412
West Street Merger Sub, Inc. 6.38%, 9/1/2025(b)	92	85

		31,448

Health Care Technology — 0.1%
IQVIA, Inc.
5.00%, 10/15/2026(b)	967	984
5.00%, 5/15/2027(b)	200	203

		1,187

Hotels, Restaurants & Leisure — 1.9%
1011778 BC ULC (Canada) 4.25%, 5/15/2024(b)	379	374
Boyd Gaming Corp.
6.88%, 5/15/2023	120	124
6.38%, 4/1/2026(a)	779	802
6.00%, 8/15/2026	213	215
Boyne USA, Inc. 7.25%, 5/1/2025(b)	296	320
CCM Merger, Inc. 6.00%, 3/15/2022(b)	1,038	1,064
Cirsa Finance International SARL (Spain) 7.88%, 12/20/2023(b)	400	414
Constellation Merger Sub, Inc. 8.50%, 9/15/2025(a)(b)	659	621
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023(b)	449	470

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Eldorado Resorts, Inc.
6.00%, 4/1/2025	402	409
6.00%, 9/15/2026	121	124
Enterprise Development Authority (The) 12.00%, 7/15/2024(b)	622	656
Gateway Casinos & Entertainment Ltd. (Canada) 8.25%, 3/1/2024(b)	632	656
Hilton Grand Vacations Borrower LLC 6.13%, 12/1/2024	404	421
Hilton Worldwide Finance LLC
4.63%, 4/1/2025	377	378
4.88%, 4/1/2027	283	285
International Game Technology plc
6.50%, 2/15/2025(b)	1,000	1,055
6.25%, 1/15/2027(b)	250	258
IRB Holding Corp. 6.75%, 2/15/2026(b)	542	528
Jack Ohio Finance LLC
6.75%, 11/15/2021(a)(b)	458	469
10.25%, 11/15/2022(b)	40	43
LTF Merger Sub, Inc. 8.50%, 6/15/2023(b)	150	153
Marriott Ownership Resorts, Inc. 6.50%, 9/15/2026(b)	1,448	1,499
Merlin Entertainments plc (United Kingdom) 5.75%, 6/15/2026(b)	850	867
MGM Resorts International
6.00%, 3/15/2023	745	786
5.75%, 6/15/2025(a)	1,950	2,045
4.63%, 9/1/2026(a)	1,690	1,639
Sabre GLBL, Inc. 5.38%, 4/15/2023(a)(b)	835	841
Scientific Games International, Inc.
10.00%, 12/1/2022	82	86
5.00%, 10/15/2025(a)(b)	892	879
8.25%, 3/15/2026(b)	166	167
Six Flags Entertainment Corp. 4.88%, 7/31/2024(a)(b)	520	514
Stars Group Holdings BV (Canada) 7.00%, 7/15/2026(a)(b)	275	283
Station Casinos LLC 5.00%, 10/1/2025(b)	176	169
Twin River Worldwide Holdings, Inc. 6.75%, 6/1/2027(b)	168	170
VOC Escrow Ltd. 5.00%, 2/15/2028(b)	185	180
Wyndham Destinations, Inc.
4.25%, 3/1/2022	8	8
5.40%, 4/1/2024(i)	80	82
6.35%, 10/1/2025(i)	110	117
5.75%, 4/1/2027(a)(i)	85	85
Wynn Las Vegas LLC 5.50%, 3/1/2025(b)	1,375	1,348

		21,604

Household Durables — 0.2%
Lennar Corp.
5.88%, 11/15/2024	117	124
5.25%, 6/1/2026	424	438
5.00%, 6/15/2027(a)	130	131
Mattamy Group Corp. (Canada)
6.88%, 12/15/2023(b)	37	38
6.50%, 10/1/2025(b)	105	107
Tempur Sealy International, Inc.
5.63%, 10/15/2023	380	384
5.50%, 6/15/2026	945	947
Toll Brothers Finance Corp.
4.88%, 11/15/2025	130	132
4.35%, 2/15/2028	15	14

		2,315

Household Products — 0.4%
Central Garden & Pet Co. 5.13%, 2/1/2028	1,540	1,478
Energizer Holdings, Inc.
5.50%, 6/15/2025(b)	460	454
7.75%, 1/15/2027(a)(b)	955	996
Kronos Acquisition Holdings, Inc. (Canada) 9.00%, 8/15/2023(b)	178	154
Spectrum Brands, Inc.
6.13%, 12/15/2024	331	338
5.75%, 7/15/2025	1,268	1,287

		4,707

Independent Power and Renewable Electricity Producers — 0.5%
AES Corp. 5.50%, 4/15/2025	676	698
Calpine Corp.
5.88%, 1/15/2024(b)	180	182
5.75%, 1/15/2025	49	47
5.25%, 6/1/2026(b)	346	339
Cemig Geracao e Transmissao SA (Brazil) 9.25%, 12/5/2024(h)	1,900	2,106
Clearway Energy Operating LLC
5.38%, 8/15/2024	84	84
5.75%, 10/15/2025(b)	55	55
5.00%, 9/15/2026	251	242
Cometa Energia SA de CV (Mexico) 6.38%, 4/24/2035(b)	1,151	1,155
NRG Energy, Inc.
6.63%, 1/15/2027	165	176
5.75%, 1/15/2028(a)	494	517
5.25%, 6/15/2029(a)(b)	89	91
Talen Energy Supply LLC 6.50%, 6/1/2025(a)	298	253
Vistra Energy Corp.
7.38%, 11/1/2022(a)	126	130
7.63%, 11/1/2024	114	120

		6,195

Industrial Conglomerates — 0.1%
Alfa SAB de CV (Mexico) 6.88%, 3/25/2044(h)	600	652

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
General Electric Co. 4.50%, 3/11/2044	360	339
Grupo KUO SAB de CV (Mexico) 5.75%, 7/7/2027(b)	500	488

		1,479

Insurance — 0.2%
CNO Financial Group, Inc. 5.25%, 5/30/2025	270	279
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025(b)	225	228
Harborwalk Funding Trust (ICE LIBOR USD 3 Month + 3.19%), 5.08%, 2/15/2069(b)(f)	600	654
Liberty Mutual Group, Inc. 7.80%, 3/15/2037(b)	91	113
MetLife, Inc. 6.40%, 12/15/2036	250	276
Prudential Financial, Inc. (ICE LIBOR USD 3 Month + 3.92%), 5.63%, 6/15/2043(f)	250	259

		1,809

Interactive Media & Services — 0.0%(d)
Rackspace Hosting, Inc. 8.63%, 11/15/2024(a)(b)	248	215

IT Services — 0.5%
Alliance Data Systems Corp.
5.88%, 11/1/2021(b)	90	92
5.38%, 8/1/2022(b)	367	370
Banff Merger Sub, Inc. 9.75%, 9/1/2026(b)	518	484
Booz Allen Hamilton, Inc. 5.13%, 5/1/2025(a)(b)	168	168
Exela Intermediate LLC 10.00%, 7/15/2023(a)(b)	762	604
First Data Corp.
5.38%, 8/15/2023(b)	700	709
5.75%, 1/15/2024(b)	1,025	1,049
Gartner, Inc. 5.13%, 4/1/2025(b)	526	530
GCI LLC
6.75%, 6/1/2021	160	160
6.88%, 4/15/2025(a)	25	26
VeriSign, Inc. 4.75%, 7/15/2027	5	5
Zayo Group LLC
6.00%, 4/1/2023(a)	338	347
6.38%, 5/15/2025(a)	1,033	1,063

		5,607

Leisure Products — 0.2%
Mattel, Inc.
2.35%, 8/15/2021	500	470
3.15%, 3/15/2023	115	106
6.75%, 12/31/2025(b)	1,788	1,761
Vista Outdoor, Inc. 5.88%, 10/1/2023	350	329

		2,666

Life Sciences Tools & Services — 0.1%
Avantor, Inc. 6.00%, 10/1/2024(b)	1,030	1,070

Machinery — 0.4%
Amsted Industries, Inc. 5.63%, 7/1/2027(b)	116	117
ATS Automation Tooling Systems, Inc. (Canada) 6.50%, 6/15/2023(b)	530	545
Colfax Corp.
6.00%, 2/15/2024(b)	125	129
6.38%, 2/15/2026(b)	23	24
EnPro Industries, Inc. 5.75%, 10/15/2026	265	266
Hillman Group, Inc. (The) 6.38%, 7/15/2022(a)(b)	130	118
Novelis Corp.
6.25%, 8/15/2024(b)	355	363
5.88%, 9/30/2026(a)(b)	347	338
RBS Global, Inc. 4.88%, 12/15/2025(a)(b)	525	516
SPX FLOW, Inc.
5.63%, 8/15/2024(b)	135	138
5.88%, 8/15/2026(b)	295	304
Stevens Holding Co., Inc. 6.13%, 10/1/2026(b)	69	72
Tennant Co. 5.63%, 5/1/2025	450	456
Terex Corp. 5.63%, 2/1/2025(b)	665	651
Welbilt, Inc. 9.50%, 2/15/2024	295	317

		4,354

Media — 3.3%
Altice Financing SA (Luxembourg)
6.63%, 2/15/2023(b)	650	661
7.50%, 5/15/2026(a)(b)	600	589
Altice Luxembourg SA (Luxembourg)
7.75%, 5/15/2022(b)	1,355	1,379
7.63%, 2/15/2025(a)(b)	600	552
10.50%, 5/15/2027(b)	282	282
AMC Networks, Inc.
5.00%, 4/1/2024	10	10
4.75%, 8/1/2025	370	362
Cablevision Systems Corp. 8.00%, 4/15/2020(a)	590	608
Charter Communications Operating LLC
4.91%, 7/23/2025	30	32
6.38%, 10/23/2035	86	96
5.38%, 4/1/2038	1,760	1,803
6.48%, 10/23/2045	230	259

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Clear Channel Communication 9.00%, 12/15/2019‡(j)	221	—
Clear Channel Worldwide Holdings, Inc.
Series A, 6.50%, 11/15/2022	545	555
Series B, 6.50%, 11/15/2022	1,588	1,620
9.25%, 2/15/2024(b)	3,056	3,269
CSC Holdings LLC
6.75%, 11/15/2021	115	123
5.38%, 7/15/2023(b)	200	203
5.25%, 6/1/2024	308	310
7.75%, 7/15/2025(a)(b)	200	213
6.63%, 10/15/2025(b)	1,400	1,468
10.88%, 10/15/2025(b)	735	834
5.50%, 5/15/2026(b)	200	203
5.50%, 4/15/2027(b)	400	407
5.38%, 2/1/2028(b)	210	210
6.50%, 2/1/2029(b)	600	634
DISH DBS Corp.
6.75%, 6/1/2021	730	754
5.88%, 7/15/2022	235	231
5.00%, 3/15/2023(a)	704	660
5.88%, 11/15/2024(a)	3,852	3,457
7.75%, 7/1/2026	1,140	1,044
Entercom Media Corp.
7.25%, 11/1/2024(a)(b)	815	834
6.50%, 5/1/2027(b)	354	359
Getty Images, Inc. 9.75%, 3/1/2027(b)	22	22
Gray Television, Inc.
5.13%, 10/15/2024(b)	109	109
5.88%, 7/15/2026(a)(b)	407	418
7.00%, 5/15/2027(b)	872	924
iHeartCommunications, Inc.
6.38%, 5/1/2026(a)	113	118
8.38%, 5/1/2027(a)	734	768
Lamar Media Corp.
5.00%, 5/1/2023	15	15
5.75%, 2/1/2026	75	79
Liberty Interactive LLC 8.25%, 2/1/2030	275	276
Meredith Corp. 6.88%, 2/1/2026	820	844
Nexstar Broadcasting, Inc.
6.13%, 2/15/2022(b)	303	306
5.63%, 8/1/2024(b)	95	96
Outfront Media Capital LLC
5.25%, 2/15/2022	25	25
5.88%, 3/15/2025	125	127
Quebecor Media, Inc. (Canada) 5.75%, 1/15/2023	220	230
Sinclair Television Group, Inc.
6.13%, 10/1/2022	140	142
5.63%, 8/1/2024(b)	890	899
5.88%, 3/15/2026(b)	184	185
5.13%, 2/15/2027(a)(b)	250	238
Sirius XM Radio, Inc. 6.00%, 7/15/2024(b)	1,105	1,136
5.38%, 4/15/2025(b)	245	247
5.38%, 7/15/2026(b)	915	921
5.00%, 8/1/2027(b)	242	238
TEGNA, Inc. 6.38%, 10/15/2023	514	527
Telenet Finance Luxembourg Notes SARL (Belgium) 5.50%, 3/1/2028(b)	600	591
Unitymedia GmbH (Germany) 6.13%, 1/15/2025(b)	300	308
Univision Communications, Inc.
5.13%, 5/15/2023(b)	111	105
5.13%, 2/15/2025(b)	60	55
UPC Holding BV (Netherlands) 5.50%, 1/15/2028(b)	500	494
UPCB Finance IV Ltd. (Netherlands) 5.38%, 1/15/2025(b)	710	719
Videotron Ltd. (Canada)
5.38%, 6/15/2024(b)	190	198
5.13%, 4/15/2027(b)	795	799
Ziggo Bond Co. BV (Netherlands) 6.00%, 1/15/2027(b)	1,130	1,097

		37,277

Metals & Mining — 0.8%
AK Steel Corp.
7.50%, 7/15/2023	135	134
6.38%, 10/15/2025(a)	65	49
7.00%, 3/15/2027(a)	145	112
Alcoa Nederland Holding BV 6.75%, 9/30/2024(a)(b)	1,000	1,020
Allegheny Technologies, Inc.
5.95%, 1/15/2021	80	79
7.88%, 8/15/2023(i)	50	53
ArcelorMittal (Luxembourg) 7.00%, 10/15/2039(i)	200	228
Big River Steel LLC 7.25%, 9/1/2025(b)	190	198
Cleveland-Cliffs, Inc.
4.88%, 1/15/2024(a)(b)	104	103
5.75%, 3/1/2025	59	58
Coeur Mining, Inc. 5.88%, 6/1/2024	175	153
Commercial Metals Co.
4.88%, 5/15/2023(a)	40	40
5.38%, 7/15/2027	174	159
Constellium NV
6.63%, 3/1/2025(b)	250	253
5.88%, 2/15/2026(h)	550	542
FMG Resources August 2006 Pty. Ltd. (Australia)
4.75%, 5/15/2022(b)	59	59
5.13%, 5/15/2024(a)(b)	129	129
Freeport-McMoRan, Inc.
4.00%, 11/14/2021	31	31
3.55%, 3/1/2022	31	31
3.88%, 3/15/2023	441	425
4.55%, 11/14/2024(a)	850	820
5.40%, 11/14/2034	98	87
5.45%, 3/15/2043	87	74

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Glencore Finance Canada Ltd. (Switzerland) 6.00%, 11/15/2041(b)	685	706
Hecla Mining Co. 6.88%, 5/1/2021	181	169
Hudbay Minerals, Inc. (Canada)
7.25%, 1/15/2023(b)	45	45
7.63%, 1/15/2025(b)	35	35
Indonesia Asahan Aluminium Persero PT (Indonesia)
6.53%, 11/15/2028(h)	350	398
6.76%, 11/15/2048(h)	1,200	1,365
Kaiser Aluminum Corp. 5.88%, 5/15/2024	39	40
Nexa Resources SA (Peru) 5.38%, 5/4/2027(h)	1,200	1,221
Northwest Acquisitions ULC 7.13%, 11/1/2022(b)	150	117
Steel Dynamics, Inc.
4.13%, 9/15/2025(a)	309	304
5.00%, 12/15/2026	28	29
United States Steel Corp.
6.88%, 8/15/2025	60	52
6.25%, 3/15/2026	176	144

		9,462

Multiline Retail — 0.0%(d)
JC Penney Corp., Inc. 6.38%, 10/15/2036	164	44
Neiman Marcus Group Ltd. LLC 8.00%, 10/15/2021(b)	97	50

		94

Oil, Gas & Consumable Fuels — 3.4%
AI Candelaria Spain SLU (Spain) 7.50%, 12/15/2028(h)	1,800	1,897
Aker BP ASA (Norway) 5.88%, 3/31/2025(a)(b)	1,163	1,218
Andeavor Logistics LP Series A, (ICE LIBOR USD 3 Month + 4.65%), 6.87%, 2/15/2023(e)(f)(g)	327	326
Antero Midstream Partners LP 5.38%, 9/15/2024	510	503
Antero Resources Corp.
5.13%, 12/1/2022	697	690
5.63%, 6/1/2023	300	297
Blue Racer Midstream LLC
6.13%, 11/15/2022(b)	240	239
6.63%, 7/15/2026(b)	355	357
Brazos Valley Longhorn LLC 6.88%, 2/1/2025	319	312
Bruin E&P Partners LLC 8.88%, 8/1/2023(b)	62	56
Buckeye Partners LP 5.60%, 10/15/2044	900	793
(ICE LIBOR USD 3 Month + 4.02%), 6.37%, 1/22/2078(f)	432	353
California Resources Corp. 8.00%, 12/15/2022(b)	254	177
Callon Petroleum Co.
6.13%, 10/1/2024	243	240
6.38%, 7/1/2026(a)	159	155
Carrizo Oil & Gas, Inc. 6.25%, 4/15/2023(a)	289	267
Cenovus Energy, Inc. (Canada)
5.25%, 6/15/2037	410	403
5.40%, 6/15/2047	410	410
Centennial Resource Production LLC 6.88%, 4/1/2027(b)	158	157
Cheniere Corpus Christi Holdings LLC
5.88%, 3/31/2025	644	691
5.13%, 6/30/2027(a)	56	58
Cheniere Energy Partners LP
5.25%, 10/1/2025(a)	133	133
5.63%, 10/1/2026(b)	32	32
Chesapeake Energy Corp.
7.00%, 10/1/2024(a)	254	231
8.00%, 1/15/2025(a)	585	538
8.00%, 6/15/2027	556	492
CITGO Petroleum Corp. 6.25%, 8/15/2022(b)	92	92
CNX Midstream Partners LP 6.50%, 3/15/2026(b)	207	195
Comstock Resources, Inc. 9.75%, 8/15/2026	64	49
Crestwood Midstream Partners LP
6.25%, 4/1/2023(i)	105	106
5.75%, 4/1/2025	229	231
5.63%, 5/1/2027(b)	515	504
DCP Midstream LP Series A, (ICE LIBOR USD 3 Month + 5.15%), 7.38%, 12/15/2022(e)(f)(g)	235	229
DCP Midstream Operating LP
3.88%, 3/15/2023	350	346
6.75%, 9/15/2037(b)	124	128
5.60%, 4/1/2044	25	23
Delek Logistics Partners LP 6.75%, 5/15/2025	385	383
Denbury Resources, Inc.
9.25%, 3/31/2022(b)	145	140
7.50%, 2/15/2024(a)(b)	78	68
Ecopetrol SA (Colombia) 5.88%, 5/28/2045	1,355	1,387
Energy Transfer Operating LP Series B, (ICE LIBOR USD 3 Month + 4.16%), 6.63%, 2/15/2028(e)(f)(g)	223	206
Energy Transfer Partners LP 5.30%, 4/15/2047	430	427

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
EnLink Midstream Partners LP
Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022(e)(f)(g)	460	377
4.40%, 4/1/2024	94	92
4.15%, 6/1/2025	97	93
4.85%, 7/15/2026	95	93
Enterprise Products Operating LLC (ICE LIBOR USD 3 Month + 2.57%), 5.38%, 2/15/2078(a)(f)	194	175
EP Energy LLC
9.38%, 5/1/2024(b)	499	157
8.00%, 11/29/2024(a)(b)	310	192
7.75%, 5/15/2026(b)	982	832
Extraction Oil & Gas, Inc.
7.38%, 5/15/2024(b)	8	7
5.63%, 2/1/2026(b)	12	9
Genesis Energy LP
6.75%, 8/1/2022	179	178
6.00%, 5/15/2023	53	51
5.63%, 6/15/2024	85	80
Gulfport Energy Corp.
6.00%, 10/15/2024	109	90
6.38%, 1/15/2026	27	22
Halcon Resources Corp.
6.75%, 2/15/2025	110	48
Hilcorp Energy I LP
5.00%, 12/1/2024(b)	163	158
5.75%, 10/1/2025(a)(b)	163	160
6.25%, 11/1/2028(b)	292	292
Holly Energy Partners LP 6.00%, 8/1/2024(b)	154	159
Martin Midstream Partners LP 7.25%, 2/15/2021(a)	301	292
Matador Resources Co. 5.88%, 9/15/2026(a)	406	402
MEG Energy Corp. (Canada)
6.38%, 1/30/2023(b)	462	408
7.00%, 3/31/2024(a)(b)	471	420
6.50%, 1/15/2025(b)	371	357
Newfield Exploration Co. 5.38%, 1/1/2026	100	108
Northern Oil and Gas, Inc. 8.50% (cash), 5/15/2023(a)(c)	391	402
NuStar Logistics LP
6.00%, 6/1/2026	99	99
5.63%, 4/28/2027	186	180
Oasis Petroleum, Inc.
6.88%, 3/15/2022	164	159
6.88%, 1/15/2023(a)	588	565
6.25%, 5/1/2026(a)(b)	353	312
Oil and Gas Holding Co. BSCC (The) (Bahrain) 8.38%, 11/7/2028(h)	700	771
Parsley Energy LLC
6.25%, 6/1/2024(b)	35	36
5.25%, 8/15/2025(b)	150	147
PBF Holding Co. LLC
7.00%, 11/15/2023	107	109
7.25%, 6/15/2025(a)	165	168
PBF Logistics LP 6.88%, 5/15/2023	80	81
Peabody Energy Corp.
6.00%, 3/31/2022(b)	50	49
6.38%, 3/31/2025(b)	136	132
Petroamazonas EP (Ecuador) 4.63%, 2/16/2020(h)	750	744
Petrobras Global Finance BV (Brazil) 5.75%, 2/1/2029	1,350	1,361
Petroleos Mexicanos (Mexico)
5.38%, 3/13/2022	300	308
5.63%, 1/23/2046	1,900	1,547
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad and Tobago) 9.75%, 8/14/2019(h)	1,000	986
Plains All American Pipeline LP Series B, (ICE LIBOR USD 3 Month + 4.11%), 6.13%, 11/15/2022(e)(f)(g)	475	440
QEP Resources, Inc.
5.38%, 10/1/2022	135	130
5.25%, 5/1/2023	85	80
5.63%, 3/1/2026	79	71
Range Resources Corp. 4.88%, 5/15/2025	395	344
Saudi Arabian Oil Co. (Saudi Arabia) 4.38%, 4/16/2049(b)	470	458
SemGroup Corp.
5.63%, 7/15/2022	158	156
5.63%, 11/15/2023	190	180
7.25%, 3/15/2026	178	174
Seven Generations Energy Ltd. (Canada) 5.38%, 9/30/2025(a)(b)	84	80
SM Energy Co.
5.00%, 1/15/2024(a)	38	33
6.75%, 9/15/2026	179	160
6.63%, 1/15/2027	538	473
Southwestern Energy Co.
6.20%, 1/23/2025(a)(i)	275	256
7.50%, 4/1/2026	497	477
7.75%, 10/1/2027(a)	160	153
Summit Midstream Holdings LLC
5.50%, 8/15/2022	130	126
5.75%, 4/15/2025	131	116
Sunoco Logistics Partners Operations LP 5.35%, 5/15/2045	740	738
Sunoco LP
4.88%, 1/15/2023	63	64
5.50%, 2/15/2026	218	220
6.00%, 4/15/2027(b)	213	216
5.88%, 3/15/2028(a)	19	19

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Tallgrass Energy Partners LP
5.50%, 9/15/2024(a)(b)	109	111
5.50%, 1/15/2028(a)(b)	54	54
Targa Resources Partners LP
5.25%, 5/1/2023	43	43
4.25%, 11/15/2023	175	172
6.75%, 3/15/2024	550	571
5.13%, 2/1/2025	170	170
5.88%, 4/15/2026	105	109
5.38%, 2/1/2027	75	75
6.50%, 7/15/2027(b)	901	938
5.00%, 1/15/2028	15	15
TerraForm Power Operating LLC
4.25%, 1/31/2023(b)	141	137
6.63%, 6/15/2025(b)(i)	65	67
5.00%, 1/31/2028(b)	70	67
TransMontaigne Partners LP 6.13%, 2/15/2026	138	134
Tullow Oil plc (Ghana) 7.00%, 3/1/2025(b)	200	199
Ultra Resources, Inc. 9.00%, 7/12/2024	214	91
Unit Corp. 6.63%, 5/15/2021(a)	255	240
W&T Offshore, Inc. 9.75%, 11/1/2023(b)	412	405
Whiting Petroleum Corp.
5.75%, 3/15/2021	45	45
6.25%, 4/1/2023(a)	200	193
6.63%, 1/15/2026	482	440
WPX Energy, Inc.
6.00%, 1/15/2022	11	11
8.25%, 8/1/2023(a)	150	165
5.75%, 6/1/2026	157	156

		38,719

Paper & Forest Products — 0.1%
Clearwater Paper Corp.
4.50%, 2/1/2023(a)	206	192
5.38%, 2/1/2025(a)(b)	276	246
Suzano Austria GmbH (Brazil) 7.00%, 3/16/2047(h)	450	484

		922

Personal Products — 0.1%
Coty, Inc. 6.50%, 4/15/2026(a)(b)	280	269
Edgewell Personal Care Co. 4.70%, 5/19/2021	10	10
Prestige Brands, Inc. 6.38%, 3/1/2024(a)(b)	720	740
Revlon Consumer Products Corp. 6.25%, 8/1/2024(a)	207	136

		1,155

Pharmaceuticals — 1.1%
Advanz Pharma Corp. (Canada) 8.00%, 9/6/2024(a)	395	372
Bausch Health Americas, Inc.
9.25%, 4/1/2026(b)	300	324
8.50%, 1/31/2027(b)	1,849	1,941
Bausch Health Cos., Inc.
6.50%, 3/15/2022(a)(b)	256	265
5.50%, 3/1/2023(b)	9	9
5.88%, 5/15/2023(b)	323	324
7.00%, 3/15/2024(b)	534	558
6.13%, 4/15/2025(a)(b)	4,135	4,044
5.50%, 11/1/2025(b)	222	223
9.00%, 12/15/2025(b)	793	853
5.75%, 8/15/2027(b)	209	211
7.00%, 1/15/2028(b)	140	138
7.25%, 5/30/2029(b)	156	155
Catalent Pharma Solutions, Inc. 4.88%, 1/15/2026(b)	242	240
Endo Dac
6.00%, 7/15/2023(b)	375	270
5.88%, 10/15/2024(b)	500	475
Mylan NV 5.25%, 6/15/2046	1,180	1,074
Par Pharmaceutical, Inc. 7.50%, 4/1/2027(b)	608	588
Teva Pharmaceutical Finance Netherlands III BV (Israel) 4.10%, 10/1/2046	260	169

		12,233

Professional Services — 0.0%(d)
AMN Healthcare, Inc. 5.13%, 10/1/2024(b)	175	174

Real Estate Management & Development — 0.0%(d)
Kennedy-Wilson, Inc. 5.88%, 4/1/2024	54	54

Road & Rail — 0.7%
Ashtead Capital, Inc. (United Kingdom)
4.38%, 8/15/2027(b)	500	485
Avis Budget Car Rental LLC
6.38%, 4/1/2024(b)	1,144	1,178
5.25%, 3/15/2025(a)(b)	1,186	1,142
Avolon Holdings Funding Ltd. (Ireland)
5.13%, 10/1/2023(b)	160	166
DAE Funding LLC (United Arab Emirates)
4.50%, 8/1/2022(b)	10	10
5.00%, 8/1/2024(a)(b)	440	440
Georgian Railway JSC (Georgia) 7.75%, 7/11/2022(h)	400	431
Herc Rentals, Inc. 7.75%, 6/1/2024(a)(b)	963	1,013
Hertz Corp. (The)
7.38%, 1/15/2021(a)	156	155
7.63%, 6/1/2022(b)	536	543
6.25%, 10/15/2022(a)	185	177
5.50%, 10/15/2024(b)	1,645	1,369

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Park Aerospace Holdings Ltd. (Ireland)
4.50%, 3/15/2023(b)	350	354
5.50%, 2/15/2024(b)	385	404

		7,867

Semiconductors & Semiconductor Equipment — 0.3%
Amkor Technology, Inc. 6.63%, 9/15/2027(b)	334	319
Entegris, Inc. 4.63%, 2/10/2026(b)	685	681
NXP BV (Netherlands) 4.63%, 6/1/2023(b)	200	208
Qorvo, Inc. 5.50%, 7/15/2026(b)	329	335
Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026(b)	1,415	1,472

		3,015

Software — 0.4%
Camelot Finance SA 7.88%, 10/15/2024(b)	225	233
CDK Global, Inc.
5.88%, 6/15/2026	495	512
5.25%, 5/15/2029(b)	250	249
Genesys Telecommunications Laboratories, Inc. 10.00%, 11/30/2024(b)	185	202
Infor US, Inc. 6.50%, 5/15/2022	1,748	1,766
Informatica LLC 7.13%, 7/15/2023(b)	275	278
Nuance Communications, Inc. 5.63%, 12/15/2026	325	332
Open Text Corp. (Canada) 5.88%, 6/1/2026(a)(b)	348	363
Solera LLC 10.50%, 3/1/2024(a)(b)	81	87
SS&C Technologies, Inc. 5.50%, 9/30/2027(b)	420	423
Symantec Corp. 5.00%, 4/15/2025(b)	343	343

		4,788

Specialty Retail — 0.4%
eG Global Finance plc (United Kingdom) 6.75%, 2/7/2025(b)	500	491
Group 1 Automotive, Inc. 5.25%, 12/15/2023(b)	150	152
L Brands, Inc.
5.25%, 2/1/2028	57	51
6.75%, 7/1/2036	200	170
Party City Holdings, Inc. 6.63%, 8/1/2026(a)(b)	249	248
Penske Automotive Group, Inc. 5.50%, 5/15/2026(a)	429	425
PetSmart, Inc. 5.88%, 6/1/2025(b)	1,428	1,341
Staples, Inc.
7.50%, 4/15/2026(b)	1,080	1,031
10.75%, 4/15/2027(a)(b)	353	337

		4,246

Technology Hardware, Storage & Peripherals — 0.2%
Dell International LLC
5.88%, 6/15/2021(a)(b)	150	152
7.13%, 6/15/2024(a)(b)	247	260
6.02%, 6/15/2026(b)	270	291
8.35%, 7/15/2046(b)	180	220
Diebold Nixdorf, Inc. 8.50%, 4/15/2024	375	326
EMC Corp. 3.38%, 6/1/2023	100	97
Western Digital Corp. 4.75%, 2/15/2026	458	434
Xerox Corp. 4.12%, 3/15/2023(i)	252	249

		2,029

Textiles, Apparel & Luxury Goods — 0.1%
Hanesbrands, Inc.
4.63%, 5/15/2024(a)(b)	35	35
4.88%, 5/15/2026(a)(b)	841	826
William Carter Co. (The) 5.63%, 3/15/2027(b)	425	434

		1,295

Thrifts & Mortgage Finance — 0.2%
Ladder Capital Finance Holdings LLLP 5.25%, 10/1/2025(b)	340	332
Nationstar Mortgage Holdings, Inc.
8.13%, 7/15/2023(b)	390	389
9.13%, 7/15/2026(b)	35	34
Nationstar Mortgage LLC 6.50%, 6/1/2022	227	221
Quicken Loans, Inc. 5.75%, 5/1/2025(b)	653	645
Radian Group, Inc. 4.50%, 10/1/2024	125	125

		1,746

Tobacco — 0.2%
BAT Capital Corp. (United Kingdom)
4.39%, 8/15/2037	480	439
4.54%, 8/15/2047	910	819
Reynolds American, Inc. (United Kingdom) 5.85%, 8/15/2045	530	550

		1,808

Trading Companies & Distributors — 0.4%
Ahern Rentals, Inc. 7.38%, 5/15/2023(b)	467	409
H&E Equipment Services, Inc. 5.63%, 9/1/2025(a)	335	332
United Rentals North America, Inc.
5.50%, 7/15/2025(a)	10	10
4.63%, 10/15/2025	905	894
5.88%, 9/15/2026	130	135
6.50%, 12/15/2026(a)	1,419	1,504
5.50%, 5/15/2027	815	822
4.88%, 1/15/2028	515	499

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
WESCO Distribution, Inc.
5.38%, 6/15/2024	245	249

		4,854

Wireless Telecommunication Services — 1.5%
Hughes Satellite Systems Corp.
5.25%, 8/1/2026(a)	620	617
6.63%, 8/1/2026(a)	319	318
Intelsat Connect Finance SA (Luxembourg) 9.50%, 2/15/2023(a)(b)	447	389
Sprint Communications, Inc.
7.00%, 3/1/2020(b)	156	160
6.00%, 11/15/2022	424	433
Sprint Corp.
7.25%, 9/15/2021(a)	115	121
7.88%, 9/15/2023	594	638
7.13%, 6/15/2024	1,157	1,203
7.63%, 2/15/2025	4,775	5,050
7.63%, 3/1/2026(a)	537	569
Telefonica Celular del Paraguay SA (Paraguay) 5.88%, 4/15/2027(b)	800	823
T-Mobile US, Inc. 4.50%, 2/1/2026‡	18	—
T-Mobile USA, Inc.
6.00%, 3/1/2023(a)	200	204
6.00%, 3/1/2023‡	200	—
6.50%, 1/15/2024	115	119
6.50%, 1/15/2024‡	115	—
6.38%, 3/1/2025	215	223
6.38%, 3/1/2025‡	135	—
5.13%, 4/15/2025	75	76
6.50%, 1/15/2026(a)	1,830	1,931
6.50%, 1/15/2026‡	560	—	(k)
4.50%, 2/1/2026	551	544
4.75%, 2/1/2028(a)	1,298	1,286
4.75%, 2/1/2028‡	33	—
United States Cellular Corp. 6.70%, 12/15/2033	590	619
Vodafone Group plc (United Kingdom) 5.25%, 5/30/2048	890	925
Wind Tre SpA (Italy) 5.00%, 1/20/2026(a)(b)	825	782

		17,030

TOTAL CORPORATE BONDS (Cost $403,658)		403,180

ASSET-BACKED SECURITIES — 24.3%
5AIF Juniper 2 LLC Series 2018-1, Class A, 5.45%, 8/15/2022‡(b)	1,500	1,500
ABFC Trust Series 2002-OPT1, Class M1, 3.52%, 5/25/2032‡(l)	287	285
ACC Trust
Series 2018-1, Class B, 4.82%, 5/20/2021(b)	1,445	1,453
Series 2019-1, Class A, 3.75%, 5/20/2022(b)	307	309
Series 2019-1, Class B, 4.47%, 10/20/2022(b)	4,033	4,121
Series 2018-1, Class C, 6.81%, 2/21/2023(b)	1,510	1,533
Series 2019-1, Class C, 6.41%, 2/20/2024(b)	2,280	2,345
Accelerated Assets LLC
Series 2018-1, Class B, 4.51%, 12/2/2033‡(b)	490	500
Series 2018-1, Class C, 6.65%, 12/2/2033‡(b)	1,061	1,097
American Credit Acceptance Receivables Trust
Series 2016-4, Class D, 4.11%, 4/12/2023(b)	150	152
Series 2019-2, Class B, 3.05%, 5/12/2023(b)	490	492
Series 2017-2, Class E, 5.52%, 3/12/2024(b)	1,330	1,364
Series 2018-2, Class E, 5.16%, 9/10/2024(b)	560	578
Series 2018-3, Class E, 5.17%, 10/15/2024(b)	1,810	1,872
Series 2018-1, Class F, 6.55%, 12/10/2024(b)	1,630	1,671
Series 2019-1, Class D, 3.81%, 4/14/2025(b)	1,580	1,610
Series 2019-1, Class E, 4.84%, 4/14/2025(b)	1,035	1,058
Series 2019-2, Class D, 3.41%, 6/12/2025(b)	1,090	1,095
Series 2019-2, Class C, 3.64%, 6/12/2025(b)	790	793
Series 2019-2, Class E, 4.29%, 6/12/2025(b)	555	560
Series 2018-3, Class F, 6.44%, 6/12/2025(b)	1,690	1,738
Series 2018-4, Class F, 6.94%, 10/13/2025(b)	1,000	1,044
Series 2019-1, Class F, 6.06%, 12/12/2025(b)	1,340	1,369
Series 2019-2, Class F, 5.81%, 6/12/2026(b)	510	515
AmeriCredit Automobile Receivables Trust Series 2019-1, Class D, 3.62%, 3/18/2025	495	506
Ameriquest Mortgage Securities, Asset-Backed Pass-Through Certificates Series 2003-12, Class M2, 4.68%, 1/25/2034‡(l)	192	195

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates
Series 2003-1, Class M2, 4.90%, 2/25/2033‡(l)	103	104
Series 2003-11, Class M2, 4.17%, 12/25/2033‡(l)	443	439
Anchor Assets IX LLC Series 2016-1, Class B, 6.25%, 2/15/2020‡(b)	425	425
Apidos CLO (Cayman Islands) Series XXXA, Class C, 5.60%, 10/18/2031‡(b)(l)	340	336
Applebee’s Funding LLC Series 2019-1A, Class A2II, 4.72%, 6/7/2049(b)	2,200	2,210
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-W5, Class M4, 4.03%, 10/25/2033‡(l)	61	67
Avis Budget Rental Car Funding AESOP LLC Series 2018-1A, Class C, 4.73%, 9/20/2024(b)	560	585
Benefit Street Partners CLO XI (Cayman Islands) Series 2017-11A, Class A2A, 4.35%, 4/15/2029(b)(l)	400	400
BlueMountain CLO Ltd. (Cayman Islands)
Series 2012-2A, Class DR2, 5.42%, 11/20/2028‡(b)(l)	1,100	1,085
Series 2014-2A, Class DR2, 5.69%, 10/20/2030‡(b)(l)	570	561
Series 2018-3A, Class D, 5.83%, 10/25/2030‡(b)(l)	985	979
Business Jet Securities LLC
Series 2018-1, Class A, 4.34%, 2/15/2033(b)	466	474
Series 2018-1, Class B, 6.05%, 2/15/2033‡(b)	1,576	1,635
Series 2018-2, Class C, 6.66%, 6/15/2033(b)	1,483	1,506
Camillo Issuer LLC Series 2017-SFR1, Class A, 5.50%, 6/5/2027(b)	978	978
CarFinance Capital Auto Trust Series 2015-1A, Class E, 5.49%, 1/18/2022(b)	350	352
Carvana Auto Receivables Trust Series 2019-1A, Class D, 3.88%, 10/15/2024(b)	2,000	2,045
Centex Home Equity Loan Trust Series 2004-A, Class AF4, 5.01%, 8/25/2032‡(i)	147	153
CIFC Funding Ltd. (Cayman Islands)
Series 2017-1A, Class D, 6.09%, 4/23/2029‡(b)(l)	1,420	1,424
Series 2014-5A, Class BR2, 4.39%, 10/17/2031‡(b)(l)	930	926
Series 2014-5A, Class DR2, 5.99%, 10/17/2031‡(b)(l)	675	673
CIG Auto Receivables Trust
Series 2017-1A, Class B, 3.81%, 5/15/2023(b)	75	75
Series 2017-1A, Class C, 5.33%, 12/16/2024(b)	500	504
Series 2019-1A, Class D, 4.85%, 5/15/2026(b)	1,660	1,689
Citi Held For Asset Issuance Series 2015-PM2, Class C, 5.96%, 3/15/2022‡(b)	313	314
CLUB Credit Trust
Series 2017-P2, Class B, 3.56%, 1/15/2024‡(b)	790	793
Series 2018-NP1, Class C, 4.74%, 5/15/2024‡(b)	2,700	2,716
Conn’s Receivables Funding LLC
Series 2018-A, Class B, 4.65%, 1/15/2023‡(b)	195	196
Series 2018-A, Class C, 6.02%, 1/15/2023‡(b)	865	872
Series 2019-A, Class B, 4.36%, 10/16/2023(b)	1,600	1,607
Series 2019-A, Class C, 5.29%, 10/16/2023(b)	1,590	1,595
Corevest American Finance Trust Series 2019-1, Class E, 5.49%, 3/15/2052‡(b)	575	565
CPS Auto Receivables Trust
Series 2014-B, Class D, 4.62%, 5/15/2020(b)	434	434
Series 2019-B, Class B, 3.09%, 4/17/2023(b)	3,000	3,026
Series 2018-A, Class D, 3.66%, 12/15/2023(b)	400	406
Series 2019-B, Class C, 3.35%, 1/15/2024(b)	160	162
Series 2019-A, Class D, 4.35%, 12/16/2024(b)	620	643
CWABS, Inc. Asset-Backed Certificates Series 2003-5, Class AF5, 5.13%, 2/25/2034‡(i)	195	198
Diamond Resorts Owner Trust Series 2018-1, Class D, 5.90%, 1/21/2031‡(b)	1,427	1,452
Dominion Financial Services 2 LLC Series 2018-1, Class A, 5.35%, 9/15/2022‡(b)(i)	3,500	3,500
Drive Auto Receivables Trust
Series 2017-1, Class D, 3.84%, 3/15/2023	380	384
Series 2018-3, Class D, 4.30%, 9/16/2024	1,456	1,498
Series 2019-1, Class D, 4.09%, 6/15/2026	1,290	1,328

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Driven Brands Funding LLC Series 2019-1A, Class A2, 4.64%, 4/20/2049(b)	858	886
DT Auto Owner Trust
Series 2016-1A, Class D, 4.66%, 12/15/2022(b)	129	130
Series 2017-3A, Class D, 3.58%, 5/15/2023(b)	7,107	7,167
Series 2016-3A, Class D, 4.52%, 6/15/2023(b)	704	711
Series 2017-4A, Class D, 3.47%, 7/17/2023(b)	83	84
Series 2017-2A, Class E, 6.03%, 1/15/2024(b)	500	522
Series 2017-1A, Class E, 5.79%, 2/15/2024(b)	1,729	1,782
Series 2018-3A, Class D, 4.19%, 7/15/2024(b)	1,230	1,265
Series 2017-3A, Class E, 5.60%, 8/15/2024(b)	905	946
Series 2019-1A, Class D, 3.87%, 11/15/2024(b)	2,990	3,052
Series 2017-4A, Class E, 5.15%, 11/15/2024(b)	1,925	1,995
Series 2018-1A, Class E, 5.42%, 3/17/2025(b)	1,055	1,100
Series 2018-2A, Class E, 5.54%, 6/16/2025(b)	1,200	1,244
Series 2018-3A, Class E, 5.33%, 11/17/2025(b)	1,340	1,387
Series 2019-1A, Class E, 4.94%, 2/17/2026(b)	2,735	2,810
Engs Commercial Finance Trust
Series 2018-1A, Class C, 4.05%, 2/22/2023‡(b)	370	381
Series 2018-1A, Class D, 4.69%, 6/22/2023‡(b)	290	298
Equity One Mortgage Pass-Through Trust
Series 2003-2, Class M2, 5.20%, 9/25/2033‡(l)	131	132
Series 2004-2, Class M1, 5.69%, 7/25/2034‡(i)	92	95
Exeter Automobile Receivables Trust
Series 2015-2A, Class D, 5.79%, 5/16/2022(b)	350	355
Series 2015-3A, Class D, 6.55%, 10/17/2022(b)	1,770	1,820
Series 2016-2A, Class D, 8.25%, 4/17/2023(b)	1,445	1,538
Series 2018-3A, Class C, 3.71%, 6/15/2023(b)	738	751
Series 2017-3A, Class C, 3.68%, 7/17/2023(b)	773	786
Series 2016-3A, Class D, 6.40%, 7/17/2023(b)	750	777
Series 2018-1A, Class D, 3.53%, 11/15/2023(b)	1,500	1,522
Series 2017-2A, Class D, 6.39%, 2/15/2024(b)	1,000	1,054
Series 2018-3A, Class D, 4.35%, 6/17/2024(b)	1,515	1,572
Series 2018-3A, Class E, 5.43%, 8/15/2024(b)	650	677
Series 2018-1A, Class E, 4.64%, 10/15/2024(b)	1,760	1,785
Series 2019-1A, Class D, 4.13%, 12/16/2024(b)	1,775	1,830
Series 2018-2A, Class E, 5.33%, 5/15/2025(b)	1,100	1,144
Series 2018-4A, Class E, 5.38%, 7/15/2025(b)	810	844
Series 2018-3A, Class F, 6.55%, 8/25/2025(b)	3,380	3,535
Series 2019-1A, Class E, 5.20%, 1/15/2026(b)	3,085	3,202
Series 2019-2A, Class E, 4.68%, 5/15/2026(b)	5,520	5,633
Flagship Credit Auto Trust
Series 2016-1, Class D, 8.59%, 5/15/2023(b)	1,000	1,066
Series 2016-3, Class E, 6.25%, 10/15/2023(b)	1,110	1,161
Series 2017-R, 8.24%, 10/18/2023	1,302	1,306
Series 2017-4, Class D, 3.58%, 1/15/2024(b)	175	178
Series 2017-2, Class E, 5.55%, 7/15/2024(b)	530	548
Series 2019-1, Class D, 4.08%, 2/18/2025(b)	833	862
Series 2019-2, Class E, 4.52%, 12/15/2026(b)	4,500	4,561
Foundation Finance Trust
Series 2019-1A, Class B, 4.22%, 11/15/2034(b)	855	870
Series 2019-1A, Class C, 5.66%, 11/15/2034‡(b)	3,055	3,054
FREED ABS Trust
Series 2018-1, Class B, 4.56%, 7/18/2024‡(b)	600	612
Series 2019-1, Class B, 3.87%, 6/18/2026(b)	1,530	1,545
Series 2019-1, Class C, 5.39%, 6/18/2026(b)	2,200	2,241
Genesis Sales Finance Master Trust Series 2019-AA, Class A, 4.68%, 8/20/2023(b)	2,650	2,699
GLS Auto Receivables Issuer Trust
Series 2019-2A, Class B, 3.32%, 3/15/2024(b)	1,748	1,764
Series 2019-1A, Class C, 3.87%, 12/16/2024(b)	1,140	1,164
Series 2019-1A, Class D, 4.94%, 12/15/2025(b)	830	853
Series 2019-2A, Class D, 4.52%, 2/17/2026(b)	1,000	1,014

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
GLS Auto Receivables Trust Series 2018-3A, Class D, 5.34%, 8/15/2025(b)	680	706
Golden Bear LLC Series 2016-R, Class R, 5.65%, 9/20/2047‡(b)	1,223	1,248
HERO Funding II (Cayman Islands)
Series 2016-3B, Class B, 5.24%, 9/20/2042‡(b)	811	823
Series 2016-4B, Class B, 4.99%, 9/20/2047‡(b)	544	555
Hertz Fleet Lease Funding LP Series 2018-1, Class E, 5.55%, 5/10/2032(b)	1,340	1,356
ICG US CLO Ltd. (Cayman Islands) Series 2016-1A, Class A2R, 4.28%, 7/29/2028(b)(l)	250	250
Kabbage Funding LLC
Series 2019-1, Class C, 4.61%, 3/15/2024‡(b)	1,000	1,011
Series 2019-1, Class D, 5.69%, 3/15/2024‡(b)	2,000	2,023
KREF Ltd. Series 2018-FL1, Class D, 4.98%, 6/15/2036‡(b)(l)	1,680	1,686
LendingClub Issuance Trust Series 2016-NP2, Class B, 6.00%, 1/17/2023‡(b)	32	32
Lendmark Funding Trust
Series 2017-1A, Class A, 2.83%, 12/22/2025(b)	2,000	1,990
Series 2017-1A, Class C, 5.41%, 12/22/2025‡(b)	1,000	1,032
Series 2017-2A, Class B, 3.38%, 5/20/2026‡(b)	540	542
Series 2017-2A, Class C, 4.33%, 5/20/2026‡(b)	1,050	1,061
Series 2018-1A, Class B, 4.09%, 12/21/2026‡(b)	790	813
Series 2018-1A, Class C, 5.03%, 12/21/2026‡(b)	1,305	1,349
Series 2018-2A, Class D, 6.78%, 4/20/2027(b)	2,500	2,583
Long Beach Mortgage Loan Trust Series 2003-4, Class M2, 5.05%, 8/25/2033‡(l)	95	97
LV Tower 52 Issuer Series 2013-1, Class M, 7.75%, 7/15/2019‡(b)	237	239
Magnetite VIII Ltd. (Cayman Islands) Series 2014-8A, Class DR2, 5.50%, 4/15/2031‡(b)(l)	1,220	1,198
Mariner Finance Issuance Trust Series 2017-AA, Class C, 6.73%, 2/20/2029‡(b)	750	777
Marlette Funding Trust
Series 2017-3A, Class B, 3.01%, 12/15/2024(b)	295	295
Series 2017-3A, Class C, 4.01%, 12/15/2024‡(b)	295	297
MFA LLC
Series 2017-NPL1, Class A1, 3.35%, 11/25/2047‡(b)(i)	302	305
Series 2018-NPL2, Class A1, 4.16%, 7/25/2048‡(b)(i)	244	246
New Residential Mortgage LLC
Series 2018-FNT1, Class D, 4.69%, 5/25/2023(b)	747	752
Series 2018-FNT1, Class E, 4.89%, 5/25/2023(b)	617	621
Oak Hill Advisors Residential Loan Trust Series 2017-NPL2, Class A1, 3.00%, 7/25/2057(b)(i)	221	220
OnDeck Asset Securitization Trust LLC Series 2018-1A, Class C, 4.52%, 4/18/2022‡(b)	540	546
OneMain Direct Auto Receivables Trust Series 2018-1A, Class D, 4.40%, 1/14/2028(b)	580	598
OneMain Financial Issuance Trust
Series 2015-1A, Class C, 5.12%, 3/18/2026‡(b)	250	253
Series 2019-1A, Class B, 3.79%, 2/14/2031‡(b)	745	763
Series 2017-1A, Class D, 4.52%, 9/14/2032‡(b)	1,100	1,105
Series 2018-2A, Class D, 4.29%, 3/14/2033‡(b)	1,500	1,529
Oportun Funding VI LLC Series 2017-A, Class B, 3.97%, 6/8/2023‡(b)(l)	293	293
Orange Lake Timeshare Trust Series 2019-A, Class D, 4.93%, 4/9/2038(b)	5,000	5,035
PNMAC FMSR Issuer Trust Series 2018-FT1, Class A, 4.78%, 4/25/2023(b)(l)	3,616	3,652
PNMAC GMSR Issuer Trust
Series 2018-GT1, Class A, 5.28%, 2/25/2023(b)(l)	4,655	4,664
Series 2018-GT2, Class A, 5.08%, 8/25/2025(b)(l)	670	672
Popular ABS Mortgage Pass-Through Trust Series 2005-3, Class M1, 5.11%, 7/25/2035‡(i)	274	279
Prestige Auto Receivables Trust
Series 2017-1A, Class E, 4.89%, 5/15/2024(b)	1,160	1,194
Series 2018-1A, Class E, 5.03%, 1/15/2026(b)	720	746

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pretium Mortgage Credit Partners I LLC
Series 2018-NPL4, Class A1, 4.83%, 9/25/2058‡(b)(i)	457	462
Series 2018-NPL4, Class A2, 6.05%, 9/25/2058‡(b)(i)	900	908
Series 2019-NPL2, Class A2, 5.93%, 12/25/2058(b)(i)	3,020	3,033
Series 2019-NPL1, Class A1, 4.21%, 7/25/2060‡(b)(i)	939	950
Progress Residential Trust
Series 2019-SFR1, Class E, 4.47%, 8/17/2035‡(b)	2,000	2,046
Series 2018-SFR3, Class D, 4.43%, 10/17/2035‡(b)	1,047	1,083
Series 2018-SFR3, Class E, 4.87%, 10/17/2035‡(b)	524	542
Series 2019-SFR2, Class E, 4.14%, 5/17/2036‡(b)	4,000	4,043
Prosper Marketplace Issuance Trust Series 2019-2A, Class B, 3.69%, 9/15/2025(b)	2,081	2,086
RAMP Trust Series 2002-RS2, Class AI5, 5.93%, 3/25/2032‡(l)	119	123
Regional Management Issuance Trust Series 2018-1, Class A, 3.83%, 7/15/2027(b)	1,800	1,807
Renaissance Home Equity Loan Trust
Series 2003-4, Class M2F, 6.24%, 3/25/2034‡(i)	158	151
Series 2005-2, Class M1, 5.05%, 8/25/2035‡(i)	630	656
Renew (Cayman Islands) Series 2017-1A, Class B, 5.75%, 9/20/2052‡(b)	334	339
Santander Drive Auto Receivables Trust Series 2019-1, Class D, 3.65%, 4/15/2025	1,410	1,447
Santander Prime Auto Issuance Notes Trust
Series 2018-A, Class E, 5.04%, 9/15/2025(b)	2,346	2,383
Series 2018-A, Class F, 6.80%, 9/15/2025(b)	4,775	4,890
Saxon Asset Securities Trust Series 2002-2, Class AF5, 6.49%, 1/25/2031‡(i)	296	303
Security National Mortgage Loan Trust Series 2004-2A, Class AF3, 5.77%, 11/25/2034‡(b)(l)	216	217
Shackleton CLO Ltd. (Cayman Islands)
Series 2014-6RA, Class B, 4.32%, 7/17/2028(b)(l)	1,280	1,274
Series 2013-4RA, Class A2A, 4.20%, 4/13/2031(b)(l)	1,070	1,053
Sierra Timeshare Receivables Funding LLC Series 2019-1A, Class D, 4.75%, 1/20/2036‡(b)	1,369	1,396
SoFi Consumer Loan Program LLC
Series 2017-6, Class B, 3.52%, 11/25/2026‡(b)	100	101
Series 2017-6, Class C, 4.02%, 11/25/2026‡(b)	100	102
SoFi Consumer Loan Program Trust
Series 2018-1, Class B, 3.65%, 2/25/2027(b)	450	460
Series 2018-1, Class C, 3.97%, 2/25/2027‡(b)	450	457
Spirit Master Funding LLC Series 2014-3A, Class A, 5.74%, 3/20/2042(b)	1,731	1,824
Springleaf Funding Trust
Series 2015-BA, Class B, 3.80%, 5/15/2028‡(b)	900	913
Series 2016-AA, Class B, 3.80%, 11/15/2029(b)	750	755
Structured Asset Investment Loan Trust Series 2004-8, Class M3, 3.40%, 9/25/2034‡(l)	218	213
Tricolor Auto Securitization Trust Series 2018-1A, Class B, 7.30%, 2/16/2021(b)	2,700	2,730
United Auto Credit Securitization Trust Series 2018-1, Class D, 3.52%, 11/10/2022(b)	540	543
US Auto Funding LLC
Series 2019-1A, Class C, 5.34%, 3/15/2023(b)	3,000	3,039
Series 2018-1A, Class B, 7.50%, 7/15/2023(b)	2,423	2,477
USASF Receivables LLC Series 2017-1, Class B, 7.63%, 9/15/2030(b)	450	451
Vericrest Opportunity Loan Trust Series 2019-NPL3, Class A2, 6.17%, 3/25/2049‡(b)(i)	3,240	3,265
Veros Automobile Receivables Trust Series 2018-1, Class D, 5.74%, 8/15/2025(b)	2,500	2,548
VOLT LXII LLC Series 2017-NPL9, Class A1, 3.13%, 9/25/2047‡(b)(i)	60	60
VOLT LXIV LLC Series 2017-NP11, Class A1, 3.38%, 10/25/2047‡(b)(i)	74	74
VOLT LXIX LLC
Series 2018-NPL5, Class A1A, 4.21%, 8/25/2048‡(b)(i)	210	212
Series 2018-NPL5, Class A2, 5.80%, 8/25/2048‡(b)(i)	519	522
VOLT LXVIII LLC
Series 2018-NPL4, Class A1A, 4.34%, 7/27/2048‡(b)(i)	256	257
Series 2018-NPL4, Class A2, 5.93%, 7/27/2048‡(b)(i)	400	403

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
VOLT LXX LLC Series 2018-NPL6, Class A1A, 4.11%, 9/25/2048‡(b)(i)	545	548
VOLT LXXII LLC Series 2018-NPL8, Class A1B, 4.65%, 10/26/2048‡(b)(i)	3,500	3,538
VOLT LXXIII LLC Series 2018-NPL9, Class A1A, 4.46%, 10/25/2048‡(b)(i)	459	462
VOLT LXXV LLC Series 2019-NPL1, Class A1B, 4.83%, 1/25/2049‡(b)(i)	2,500	2,531
Voya CLO Ltd. (Cayman Islands)
Series 2019-1A, Class A, 3.81%, 4/15/2029(b)(l)	411	412
Series 2019-1A, Class D, 5.94%, 4/15/2029‡(b)(l)	720	724
Series 2016-3A, Class CR, 5.85%, 10/18/2031‡(b)(l)	935	929
Westlake Automobile Receivables Trust
Series 2018-1A, Class D, 3.41%, 5/15/2023(b)	380	383
Series 2018-3A, Class D, 4.00%, 10/16/2023(b)	3,240	3,323
Series 2018-3A, Class E, 4.90%, 12/15/2023(b)	670	688
Series 2018-2A, Class E, 4.86%, 1/16/2024(b)	450	461
Series 2019-1A, Class D, 3.67%, 3/15/2024(b)	3,350	3,408
Series 2019-1A, Class E, 4.49%, 7/15/2024(b)	950	968
Series 2018-1A, Class F, 5.60%, 7/15/2024(b)	2,000	2,029
Series 2018-2A, Class F, 6.04%, 1/15/2025(b)	1,320	1,349
Series 2018-3A, Class F, 6.02%, 2/18/2025(b)	3,690	3,807
Series 2019-1A, Class F, 5.67%, 2/17/2026(b)	1,769	1,810

TOTAL ASSET-BACKED SECURITIES (Cost $272,791)		276,783

COLLATERALIZED MORTGAGE OBLIGATIONS — 15.2%
Acre Series 2017-B, 9.08%, 12/15/2020	500	500
Alternative Loan Trust
Series 2004-18CB, Class 5A1, 6.25%, 9/25/2034	42	44
Series 2004-24CB, Class 1A1, 6.00%, 11/25/2034	27	27
Series 2005-23CB, Class A7, 5.25%, 7/25/2035	35	35
Series 2005-23CB, Class A16, 5.50%, 7/25/2035	97	100
Series 2005-64CB, Class 1A15, 5.50%, 12/25/2035	710	701
Series 2005-J14, Class A3, 5.50%, 12/25/2035	428	369
Series 2006-41CB, Class 2A13, 5.75%, 1/25/2037	753	627
Angel Oak Mortgage Trust I LLC Series 2018-PB1, Class A, 4.00%, 8/25/2021(b)	390	394
Antler Mortgage Trust
Series 2018-RTL1, Class A1, 4.34%, 7/25/2022(b)	1,705	1,714
Series 2019-RTL1, Class A2, 4.95%, 8/25/2022(b)(l)	2,000	2,008
Series 2019-RTL1, Class M, 6.90%, 1/25/2023‡(b)(l)	3,000	3,045
Series 2018-RTL1, Class M, 7.39%, 5/25/2023‡(b)(i)	1,700	1,724
ARIVO 9/15/2019‡	722	722
Arroyo Mortgage Trust Series 2019-2, Class A3, 3.80%, 4/25/2049(b)(l)	2,160	2,170
Banc of America Alternative Loan Trust Series 2005-3, Class 2A1, 5.50%, 4/25/2020	37	37
Banc of America Funding Trust Series 2007-5, Class 4A1, 2.80%, 7/25/2037(l)	559	375
Bear Stearns ALT-A Trust Series 2004-7, Class 2A1, 4.52%, 8/25/2034(l)	197	203
Bear Stearns Asset-Backed Securities Trust Series 2003-AC4, Class M1, 5.66%, 9/25/2033‡(i)	147	138
Bellemeade Re Ltd. (Bermuda)
Series 2018-3A, Class M1B, 4.28%, 10/25/2027‡(b)(l)	1,135	1,140
Series 2018-3A, Class M2, 5.18%, 10/25/2028‡(b)(l)	1,140	1,149
Series 2019-1A, Class M2, 5.13%, 3/25/2029‡(b)(l)	1,000	1,004
CHL GMSR Issuer Trust
Series 2018-GT1, Class A, 5.18%, 5/25/2023(b)(l)	340	340
Series 2018-GT1, Class B, 5.93%, 5/25/2023‡(b)(l)	850	851
Citicorp Mortgage Securities REMIC Pass-Through Certificates Trust Series 2005-8, Class 1A5, 5.50%, 11/25/2035	71	69

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Citigroup Mortgage Loan Trust, Inc.
Series 2004-NCM2, Class 3CB2, 6.50%, 8/25/2019	7	7
Series 2003-1, Class 3A5, 5.25%, 9/25/2033	155	157
Civic Mortgage LLC Series 2018-2, Class A2, 5.32%, 11/25/2022(b)(i)	464	463
Connecticut Avenue Securities Trust
Series 2019-R01, Class 2M2, 4.88%, 7/25/2031(b)(l)	1,000	1,021
Series 2019-R01, Class 2B1, 6.78%, 7/25/2031‡(b)(l)	1,000	1,018
Series 2019-R02, Class 1M2, 4.73%, 8/25/2031‡(b)(l)	1,000	1,008
Series 2019-R02, Class 1B1, 6.58%, 8/25/2031‡(b)(l)	1,000	1,020
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-4, Class 2A5, 2.98%, 6/25/2035(l)	349	287
DAC S1 LLC 7.50%, 4/25/2020	4,153	4,166
Deephave Residential Mortgage Trust
Series 2019-2A, Class B1, 4.72%, 4/25/2059(b)(l)	1,500	1,524
Series 2019-2A, Class B2, 5.79%, 4/25/2059(b)(l)	1,500	1,515
Deutsche Mortgage Securities, Inc., Mortgage Loan Trust Series 2004-1, Class 3A5, 6.16%, 12/25/2033(i)	185	192
DT Asset Trust 5.84%, 12/16/2022	500	500
Eagle RE Ltd. (Bermuda)
Series 2019-1, Class M1B, 4.23%, 4/25/2029‡(b)(l)	900	901
Series 2019-1, Class M2, 5.73%, 4/25/2029‡(b)(l)	2,240	2,243
FHLMC REMIC
Series 4102, Class BI, IO, 3.50%, 8/15/2027	1,833	304
Series 3782, Class PI, IO, 4.00%, 11/15/2028	41	—	(k)
Series 4149, IO, 3.00%, 1/15/2033	648	78
Series 4160, IO, 3.00%, 1/15/2033	2,162	259
Series 4212, Class MI, IO, 3.00%, 6/15/2033	2,730	338
Series 2916, Class S, IF, IO, 4.81%, 1/15/2035(l)	3,629	690
Series 3145, Class GI, IF, IO, 4.16%, 4/15/2036(l)	3,057	547
Series 4116, Class LS, IF, IO, 3.76%, 10/15/2042(l)	487	100
Series 4495, Class PI, IO, 4.00%, 9/15/2043	832	124
Series 4321, Class PI, IO, 4.50%, 1/15/2044	668	124
Series 4670, Class TI, IO, 4.50%, 1/15/2044	1,202	176
Series 4535, Class PI, IO, 4.00%, 3/15/2044	585	93
Series 4550, Class DI, IO, 4.00%, 3/15/2044	593	92
Series 4570, Class PI, IO, 4.00%, 3/15/2044	559	82
Series 4612, Class QI, IO, 3.50%, 5/15/2044	895	114
Series 4612, Class PI, IO, 3.50%, 6/15/2044	73	10
Series 4657, Class QI, IO, 4.00%, 9/15/2044	957	141
Series 4585, Class JI, IO, 4.00%, 5/15/2045	553	92
Series 4628, Class PI, IO, 4.00%, 7/15/2045	575	96
Series 4844, Class PI, IO, 4.50%, 1/15/2046	4,012	537
Series 4842, Class PI, IO, 4.50%, 4/15/2046	769	107
Series 4599, Class SA, IF, IO, 3.56%, 7/15/2046(l)	450	91
Series 4628, Class I, IO, 4.00%, 11/15/2046	504	102
Series 4643, Class SA, IF, IO, 3.56%, 1/15/2047(l)	7,433	1,465
Series 4681, Class SD, IF, IO, 3.71%, 5/15/2047(l)	1,194	223
Series 4694, Class SA, IF, IO, 3.66%, 6/15/2047(l)	1,675	343
Series 4689, Class SD, IF, IO, 3.71%, 6/15/2047(l)	1,706	326
Series 4707, Class SA, IF, IO, 3.71%, 8/15/2047(l)	1,326	287
Series 4709, Class SE, IF, IO, 3.71%, 8/15/2047(l)	1,141	213
Series 4714, Class SA, IF, IO, 3.71%, 8/15/2047(l)	1,274	254
Series 4769, IO, 4.00%, 9/15/2047	10,147	1,616
Series 4746, Class SC, IF, IO, 3.71%, 1/15/2048(l)	17,021	3,495
FHLMC Stacr Trust
Series 2018-HQA2, Class M2, 4.73%, 10/25/2048(b)(l)	1,000	1,000
Series 2018-HQA2, Class B1, 6.68%, 10/25/2048(b)(l)	500	505
FHLMC STRIPS
Series 304, Class C32, IO, 3.00%, 10/15/2026	534	34
Series 311, Class S1, IF, IO, 3.51%, 8/15/2043(l)	2,060	377

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 326, Class S2, IF, IO, 3.51%, 3/15/2044(l)	24,182	4,314
Series 342, Class S7, IF, IO, 3.67%, 2/15/2045(l)	21,042	3,871
FHLMC Structured Agency Credit Risk Debt Notes Series 2018-HQA1, Class M2, 4.73%, 9/25/2030(l)	890	895
FNMA REMIC
Series 2016-68, Class BI, IO, 3.00%, 10/25/2031	1,561	148
Series 2012-93, Class FS, IF, IO, 3.72%, 9/25/2032(l)	4,946	790
Series 2013-55, Class AI, IO, 3.00%, 6/25/2033	4,615	564
Series 2003-76, Class SB, IF, IO, 4.62%, 8/25/2033(l)	3,491	627
Series 2006-42, Class LI, IF, IO, 4.13%, 6/25/2036(l)	3,105	502
Series 2011-79, Class SD, IF, IO, 3.47%, 8/25/2041(l)	8,889	1,389
Series 2011-78, Class JS, IF, IO, 3.57%, 8/25/2041(l)	4,059	707
Series 2012-122, Class SD, IF, IO, 3.67%, 11/25/2042(l)	18,053	3,190
Series 2012-127, Class AI, IO, 4.00%, 11/25/2042	965	166
Series 2012-133, Class HS, IF, IO, 3.72%, 12/25/2042(l)	435	88
Series 2012-133, Class NS, IF, IO, 3.72%, 12/25/2042(l)	2,038	399
Series 2016-6, Class KI, IO, 4.00%, 2/25/2044	767	115
Series 2015-35, Class SA, IF, IO, 3.17%, 6/25/2045(l)	23,562	3,253
Series 2016-43, Class MI, IO, 4.00%, 10/25/2045	635	108
Series 2016-56, Class ST, IF, IO, 3.57%, 8/25/2046(l)	10,560	2,127
Series 2016-63, Class AS, IF, IO, 3.57%, 9/25/2046(l)	228	42
Series 2016-75, Class SC, IF, IO, 3.67%, 10/25/2046(l)	15,270	2,557
Series 2016-90, Class IN, IO, 3.50%, 12/25/2046	821	127
Series 2016-95, Class ES, IF, IO, 3.57%, 12/25/2046(l)	3,790	771
Series 2017-13, Class AS, IF, IO, 3.62%, 2/25/2047(l)	1,392	287
Series 2017-6, Class SB, IF, IO, 3.62%, 2/25/2047(l)	284	53
Series 2017-16, Class SM, IF, IO, 3.62%, 3/25/2047(l)	9,380	1,770
Series 2017-31, Class SG, IF, IO, 3.67%, 5/25/2047(l)	5,212	961
Series 2017-39, Class ST, IF, IO, 3.67%, 5/25/2047(l)	3,274	610
Series 2017-69, Class ES, IF, IO, 3.72%, 9/25/2047(l)	10,843	1,944
Series 2017-70, Class SA, IF, IO, 3.72%, 9/25/2047(l)	2,145	419
Series 2017-69, Class SH, IF, IO, 3.77%, 9/25/2047(l)	1,963	401
Series 2017-90, Class SP, IF, IO, 3.72%, 11/25/2047(l)	5,742	1,136
Series 2017-102, Class IJ, IO, 3.50%, 12/25/2047	2,494	448
Series 2017-112, Class SC, IF, IO, 3.72%, 1/25/2048(l)	6,809	1,326
Series 2018-16, Class SN, IF, IO, 3.82%, 3/25/2048(l)	5,396	994
Series 2018-27, Class SE, IF, IO, 3.77%, 5/25/2048(l)	6,677	1,356
Series 2018-73, Class SC, IF, IO, 3.77%, 10/25/2048(l)	10,162	1,728
Series 2017-57, Class SA, IF, IO, 3.67%, 8/25/2057(l)	1,650	296
FNMA STRIPS
Series 421, Class 7, IO, 3.50%, 5/25/2030	512	36
Series 421, Class C3, IO, 4.00%, 7/25/2030	777	92
FNMA, Connecticut Avenue Securities
Series 2018-C03, Class 1M2, 4.58%, 10/25/2030(l)	400	401
Series 2018-C05, Class 1M2, 4.78%, 1/25/2031(l)	1,456	1,474
Series 2018-C05, Class 1B1, 6.68%, 1/25/2031(l)	550	563
Series 2018-C06, Class 1M2, 4.43%, 3/25/2031(l)	520	518
Series 2018-C06, Class 2M2, 4.53%, 3/25/2031(l)	1,370	1,362
Series 2018-C06, Class 1B1, 6.18%, 3/25/2031(l)	650	654
GMACM Mortgage Loan Trust Series 2004-J2, Class A8, 5.75%, 6/25/2034	77	79
GNMA
Series 2015-110, Class MS, IF, IO, 3.27%, 8/20/2045(l)	15,873	2,223
Series 2016-33, Class NS, IF, IO, 3.66%, 3/20/2046(l)	16,897	3,176
Series 2016-83, Class SA, IF, IO, 3.66%, 6/20/2046(l)	5,471	1,020
Series 2016-108, Class SM, IF, IO, 3.66%, 8/20/2046(l)	5,920	1,174
Series 2016-111, Class SA, IF, IO, 3.66%, 8/20/2046(l)	10,093	1,989
Series 2016-120, Class NS, IF, IO, 3.66%, 9/20/2046(l)	6,727	1,401
Series 2016-146, Class NS, IF, IO, 3.66%, 10/20/2046(l)	8,296	1,663

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2017-192, Class PI, IO, 4.00%, 1/20/2047	2,719	424
Series 2017-68, Class SA, IF, IO, 3.71%, 5/20/2047(l)	6,269	1,222
Series 2017-80, Class AS, IF, IO, 3.76%, 5/20/2047(l)	7,571	1,357
Series 2017-85, Class SA, IF, IO, 3.71%, 6/20/2047(l)	10,654	1,887
Series 2017-120, Class ES, IF, IO, 3.76%, 8/20/2047(l)	11,630	2,354
Series 2017-134, Class SB, IF, IO, 3.76%, 9/20/2047(l)	11,093	1,740
Series 2017-134, Class SD, IF, IO, 3.76%, 9/20/2047(l)	15,093	3,036
Series 2017-155, Class KS, IF, IO, 3.76%, 10/20/2047(l)	10,915	2,011
Series 2017-161, Class DS, IF, IO, 3.81%, 10/20/2047(l)	7,028	1,451
Series 2017-180, Class SD, IF, IO, 3.76%, 12/20/2047(l)	11,191	2,096
Series 2018-7, Class DS, IF, IO, 3.26%, 1/20/2048(l)	7,619	1,282
Series 2018-6, Class CS, IF, IO, 3.76%, 1/20/2048(l)	7,654	1,625
Series 2018-36, Class SG, IF, IO, 3.76%, 3/20/2048(l)	6,834	1,372
Series 2018-63, Class BS, IF, IO, 3.76%, 4/20/2048(l)	16,095	3,446
Series 2018-63, Class SB, IF, IO, 3.76%, 4/20/2048(l)	9,432	1,847
Series 2018-65, Class DS, IF, IO, 3.76%, 5/20/2048(l)	10,276	2,112
Series 2018-147, Class SD, IF, IO, 3.71%, 10/20/2048(l)	7,510	1,192
Series 2019-42, Class SJ, IF, IO, 3.61%, 4/20/2049(l)	18,333	2,973
Series 2015-H13, Class GI, IO, 1.63%, 4/20/2065(l)	3,309	151
Series 2017-H14, Class FG, 3.53%, 6/20/2067(l)	607	615
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051	560	551
GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036(b)(l)	190	125
GSR Mortgage Loan Trust Series 2005-AR6, Class 2A1, 4.50%, 9/25/2035(l)	279	286
Homeward Opportunities Fund I Trust
Series 2019-1, Class M1, 3.95%, 1/25/2059‡(b)(l)	2,220	2,245
Series 2019-1, Class B1, 4.80%, 1/25/2059‡(b)(l)	2,600	2,628
Hunt Companies Finance Trust, Inc. 7.25%, 2/13/2025	1,500	1,500
Impac CMB Trust Series 2005-1, Class 1A2, 3.05%, 4/25/2035(l)	443	437
JP Morgan Mortgage Trust Series 2006-S1, Class 1A1, 6.00%, 4/25/2036	75	80
LHOME Mortgage Trust Series 2019-RTL1, Class A1, 4.58%, 10/25/2023(b)(i)	1,125	1,141
MASTR Alternative Loan Trust Series 2003-5, Class 30B1, 5.93%, 8/25/2033‡(l)	79	80
MASTR Asset Securitization Trust Series 2003-11, Class 7A2, 5.25%, 12/25/2033	73	75
Merrill Lynch Mortgage Investors Trust Series 2003-A5, Class 2A6, 4.54%, 8/25/2033(l)	122	128
OBX Trust Series 2019-EXP1, Class 2A1B, 3.38%, 1/25/2059(b)(l)	1,345	1,328
PRPM LLC Series 2019-1A, Class A1, 4.50%, 1/25/2024(b)(i)	2,583	2,624
RAAC Trust Series 2005-SP1, Class 4A1, 7.00%, 9/25/2034	134	139
REPO FUNDS 5/1/2020‡	3,999	3,999
SART
4.75%, 7/15/2024	748	760
4.76%, 6/15/2025	1,770	1,798
Seasoned Credit Risk Transfer Trust Series 2017-3, Class AIO, IO, 0.10%, 7/25/2056(l)	32,059	52
STACR Trust Series 2018-DNA3, Class B1, 6.33%, 9/25/2048‡(b)(l)	1,650	1,668
Toorak Mortgage Corp. Ltd.
Series 2018-1, Class A1, 4.34%, 8/25/2021(b)(i)	940	941
Series 2019-1, Class A1, 4.46%, 3/25/2022(b)(i)	4,430	4,483
Verus Securitization Trust
Series 2018-2, Class A1, 3.68%, 6/1/2058(b)(l)	659	666
Series 2019-INV1, Class M1, 4.03%, 12/25/2059‡(b)(l)	1,190	1,203
Series 2019-INV1, Class B1, 4.99%, 12/25/2059‡(b)	750	758
WaMu Mortgage Pass-Through Certificates Series 2003-S4, Class 2A2, 5.50%, 6/25/2033	173	177
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-AR8, Class A, 4.26%, 8/25/2033(l)	225	232

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	202	213
Series 2005-AR7, Class A3, 4.13%, 8/25/2035(l)	140	142
Wells Fargo Mortgage-Backed Securities Trust
Series 2005-AR4, Class 2A2, 5.11%, 4/25/2035(l)	164	167
Series 2005-14, Class 1A1, 5.50%, 12/25/2035	51	53
Series 2007-14, Class 1A1, 6.00%, 10/25/2037	13	13

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $167,305)		173,132

COMMERCIAL MORTGAGE-BACKED SECURITIES — 11.8%
20 Times Square Trust Series 2018-20TS, Class F, 3.10%, 5/15/2035‡(b)(l)	600	583
Banc of America Commercial Mortgage Trust
Series 2007-1, Class AMFX, 5.48%, 1/15/2049(l)	28	28
Series 2017-BNK3, Class D, 3.25%, 2/15/2050(b)	1,100	975
Series 2007-5, Class AJ, 6.03%, 2/10/2051(l)	304	286
Bancorp Commercial Mortgage Trust Series 2019-CRE5, Class D, 4.79%, 3/15/2036‡(b)(l)	1,000	1,000
BANK
Series 2019-BN16, Class D, 3.00%, 2/15/2052(b)	1,365	1,203
Series 2019-BN16, Class E, 3.00%, 2/15/2052‡(b)	1,682	1,326
Series 2019-BN17, Class D, 3.00%, 4/15/2052‡(b)	1,000	883
Series 2019-BN17, Class E, 3.00%, 4/15/2052‡(b)	1,250	1,016
Series 2017-BNK9, Class D, 2.80%, 11/15/2054‡(b)	1,440	1,197
Series 2017-BNK6, Class D, 3.10%, 7/15/2060(b)	80	71
Series 2019-BN18, Class D, 3.00%, 5/15/2062(b)	1,000	883
Series 2019-BN18, Class E, 3.00%, 5/15/2062(b)	2,000	1,633
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class B, 5.66%, 9/11/2041‡(b)(l)	5	5
Series 2005-T20, Class D, 5.09%, 10/12/2042‡(l)	170	170
BX Commercial Mortgage Trust Series 2018-IND, Class E, 4.14%, 11/15/2035(b)(l)	780	781
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class G, 5.69%, 12/15/2037‡(b)(l)	1,000	1,008
CD Mortgage Trust Series 2017-CD5, Class D, 3.35%, 8/15/2050‡(b)	266	230
Citigroup Commercial Mortgage Trust
Series 2019-SMRT, Class D, 4.74%, 1/10/2024‡(b)(l)	790	831
Series 2015-P1, Class D, 3.23%, 9/15/2048‡(b)	285	260
Series 2016-C1, Class D, 4.95%, 5/10/2049‡(b)(l)	2,000	1,996
Series 2016-P5, Class C, 4.32%, 10/10/2049‡(l)	430	439
Commercial Mortgage Pass-Through Certificates
Series 2016-CR28, Class D, 3.90%, 2/10/2049(l)	1,250	1,254
Series 2016-CR28, Class E, 4.15%, 2/10/2049‡(b)(l)	3,588	3,446
Commercial Mortgage Trust
Series 2014-CR19, Class D, 4.74%, 8/10/2047(b)(l)	1,975	1,919
Series 2015-CR23, Class CME, 3.68%, 5/10/2048‡(b)(l)	645	643
Credit Suisse Commercial Mortgage Trust Series 2007-C1, Class AM, 5.42%, 2/15/2040	1	1
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class B, 5/15/2036‡(b)(l)	4,400	4,369
CSAIL Commercial Mortgage Trust Series 2017-C8, Class C, 4.32%, 6/15/2050‡	320	325
FHLMC Series K037, Class X3, IO, 2.21%, 1/25/2042(l)	4,500	403
FHLMC Multifamily Structured Pass-Through Certificates
Series K009, Class X1, IO, 1.26%, 8/25/2020(l)	144,171	1,792
Series K016, Class X1, IO, 1.48%, 10/25/2021(l)	15,894	486
Series K721, Class X1, IO, 0.33%, 8/25/2022(l)	64,936	635
Series K721, Class X3, IO, 1.30%, 9/25/2022(l)	12,550	500
Series K033, Class X1, IO, 0.30%, 7/25/2023(l)	6,785	79
Series K729, Class X1, IO, 0.37%, 10/25/2024(l)	18,897	318
Series KC03, Class X1, IO, 0.49%, 11/25/2024(l)	100,000	2,533

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series K731, Class X3, IO, 2.09%, 5/25/2025(l)	11,529	1,229
Series K064, Class X3, IO, 2.13%, 5/25/2027(l)	18,830	2,656
Series K075, Class X3, IO, 2.13%, 5/25/2028(l)	5,471	848
Series K090, Class X1, IO, 0.71%, 2/25/2029(l)	32,100	1,945
Series K087, Class X3, IO, 2.32%, 4/25/2029(l)	4,250	762
Series K723, Class X3, IO, 1.92%, 10/25/2034(l)	6,850	513
Series K153, Class X3, IO, 3.77%, 4/25/2035(l)	4,450	1,526
Series K036, Class X3, IO, 2.11%, 12/25/2041(l)	3,253	279
Series K038, Class X3, IO, 2.49%, 6/25/2042(l)	2,100	227
Series K720, Class X3, IO, 1.33%, 8/25/2042(l)	16,800	639
Series K041, Class X3, IO, 1.64%, 11/25/2042(l)	4,580	368
Series K042, Class X3, IO, 1.60%, 1/25/2043(l)	3,805	298
Series K718, Class X3, IO, 1.43%, 2/25/2043(l)	6,035	225
Series K045, Class X3, IO, 1.50%, 4/25/2043(l)	4,530	342
Series K046, Class X3, IO, 1.51%, 4/25/2043(l)	3,450	269
Series K054, Class X3, IO, 1.60%, 4/25/2043(l)	2,745	252
Series K047, Class X3, IO, 1.49%, 6/25/2043(l)	3,400	266
Series K050, Class X3, IO, 1.55%, 10/25/2043(l)	5,232	440
Series K051, Class X3, IO, 1.61%, 10/25/2043(l)	4,995	450
Series K052, Class X3, IO, 1.61%, 1/25/2044(l)	2,915	265
Series K726, Class X3, IO, 2.13%, 7/25/2044(l)	21,130	1,935
Series K067, Class X3, IO, 2.11%, 9/25/2044(l)	8,580	1,254
Series K727, Class X3, IO, 2.00%, 10/25/2044(l)	15,000	1,413
Series K068, Class X3, IO, 2.06%, 10/25/2044(l)	19,730	2,819
Series K059, Class X3, IO, 1.92%, 11/25/2044(l)	8,000	969
Series K729, Class X3, IO, 1.97%, 11/25/2044(l)	21,410	2,038
Series K724, Class X3, IO, 1.87%, 12/25/2044(l)	4,930	374
Series K070, Class X3, IO, 2.04%, 12/25/2044(l)	1,315	189
Series K062, Class X3, IO, 2.08%, 1/25/2045(l)	4,000	532
Series K730, Class X3, IO, 2.04%, 2/25/2045(l)	47,270	4,764
Series K065, Class X3, IO, 2.18%, 7/25/2045(l)	13,305	1,943
Series K071, Class X3, IO, 2.01%, 11/25/2045(l)	12,470	1,777
Series K072, Class X3, IO, 2.14%, 12/25/2045(l)	20,640	3,162
Series K081, Class X3, IO, 2.23%, 9/25/2046(l)	7,345	1,244
Series K090, Class X3, IO, 2.31%, 2/25/2047(l)	7,820	1,451
Series K088, Class X3, IO, 2.35%, 2/25/2047(l)	7,935	1,472
Series K092, Class X3, IO, 2.32%, 5/25/2047(l)	11,163	2,023
Series K078, Class X3, IO, 2.21%, 6/25/2051(l)	2,680	445
FNMA ACES Series 2014-M3, Class X2, IO, 0.00%, 1/25/2024(l)	9,993	34
FREMF Mortgage Trust
Series 2017-KF29, Class B, 6.03%, 2/25/2024(b)(l)	302	308
Series 2017-KF31, Class B, 5.38%, 4/25/2024(b)(l)	1,209	1,222
Series 2017-KF32, Class B, 5.03%, 5/25/2024(b)(l)	699	702
Series 2017-KF36, Class B, 5.13%, 8/25/2024(b)(l)	686	688
Series 2017-KF35, Class B, 5.23%, 8/25/2024(b)(l)	380	380
Series 2017-KF38, Class B, 4.98%, 9/25/2024(b)(l)	648	650
Series 2017-KF41, Class B, 4.98%, 11/25/2024(b)(l)	245	246
Series 2018-KF49, Class B, 4.38%, 6/25/2025(b)(l)	988	982
Series 2019-KF58, Class B, 4.63%, 1/25/2026(b)(l)	1,000	1,005
Series 2016-KF24, Class B, 7.48%, 10/25/2026(b)(l)	146	152
Series 2017-KF33, Class B, 5.03%, 6/25/2027(b)(l)	275	278
Series 2017-KF40, Class B, 5.18%, 11/25/2027(b)(l)	303	305
Series 2018-KF50, Class B, 4.33%, 7/25/2028(b)(l)	430	426
Series 2018-KF56, Class B, 4.93%, 11/25/2028(b)(l)	1,026	1,020
Series 2019-KF59, Class B, 4.83%, 2/25/2029(b)(l)	1,000	1,005
Series 2013-K712, Class B, 3.35%, 5/25/2045(b)(l)	2,500	2,499

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2016-K53, Class B, 4.02%, 3/25/2049(b)(l)	69	72
Series 2017-K67, Class B, 3.94%, 9/25/2049(b)(l)	145	149
Series 2017-K67, Class C, 3.94%, 9/25/2049(b)(l)	2,010	1,985
Series 2017-K728, Class B, 3.65%, 11/25/2050(b)(l)	250	254
Series 2017-K728, Class C, 3.65%, 11/25/2050(b)(l)	105	104
Series 2019-K734, Class C, 4.05%, 2/25/2051(b)(l)	4,150	4,177
FRR Re-REMIC Trust
Series 2018-C1, Class BK43, 2.92%, 2/27/2048‡(b)(l)	6,013	5,072
Series 2018-C1, Class A725, 2.76%, 2/27/2050(b)	1,000	898
Series 2018-C1, Class B725, 3.13%, 2/27/2050(b)(l)	2,225	1,944
GNMA
Series 2012-44, IO, 0.41%, 3/16/2049(l)	9,789	120
Series 2012-89, IO, 0.75%, 12/16/2053(l)	21,715	555
Series 2013-48, IO, 0.62%, 7/16/2054(l)	10,554	453
Series 2014-186, IO, 0.76%, 8/16/2054(l)	10,493	489
Series 2014-130, Class IB, IO, 0.87%, 8/16/2054(l)	2,456	104
Series 2015-115, IO, 0.56%, 7/16/2057(l)	4,832	212
Series 2016-71, Class QI, IO, 0.98%, 11/16/2057(l)	47,014	3,369
Series 2017-54, IO, 0.65%, 12/16/2058(l)	25,449	1,506
Series 2017-23, IO, 0.73%, 5/16/2059(l)	2,061	128
Series 2017-86, IO, 0.77%, 5/16/2059(l)	10,389	682
Series 2017-148, IO, 0.66%, 7/16/2059(l)	33,195	1,945
Series 2017-69, IO, 0.80%, 7/16/2059(l)	17,746	1,196
Series 2019-53, Class IA, IO, 0.88%, 6/16/2061(l)	17,104	1,391
GS Mortgage Securities Trust
Series 2012-GCJ9, Class D, 4.74%, 11/10/2045‡(b)(l)	400	406
Series 2019-GC39, Class E, 3.00%, 5/10/2052(b)	3,800	3,092
JPMBB Commercial Mortgage Securities Trust Series 2013-C17, Class D, 4.89%, 1/15/2047(b)(l)	250	255
LB Commercial Mortgage Trust Series 2007-C3, Class AJ, 6.09%, 7/15/2044(l)	64	64
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039‡(l)	160	110
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15, Class D, 4.91%, 4/15/2047‡(b)(l)	1,000	1,038
Morgan Stanley Capital I Trust Series 2018-MP, Class D, 4.28%, 7/11/2040‡(b)(l)	1,000	1,032
PFP Ltd. (Cayman Islands) Series 2019-5, Class D, 5.09%, 4/14/2036‡(b)(l)	2,000	2,007
Velocity Commercial Capital Loan Trust
Series 2018-2, Class M2, 4.51%, 10/26/2048‡(b)(l)	250	258
Series 2018-2, Class M3, 4.72%, 10/26/2048‡(b)(l)	446	462
Series 2019-1, Class A, 3.76%, 3/25/2049(b)(l)	5,066	5,139
Series 2019-1, Class M1, 3.94%, 3/25/2049‡(b)(l)	2,076	2,110
Wachovia Bank Commercial Mortgage Trust Series 2007-C34, Class B, 6.20%, 5/15/2046‡(l)	250	252
WFRBS Commercial Mortgage Trust Series 2014-C22, Class D, 3.91%, 9/15/2057‡(b)(l)	1,130	943

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $132,623)		134,985

MORTGAGE-BACKED SECURITIES — 6.2%
UMBS, 30 Year
Pool # MA3495, 4.00%, 10/1/2048	34,112	35,333
Pool # MA3536, 4.00%, 12/1/2048	34,252	35,347

TOTAL MORTGAGE-BACKED SECURITIES (Cost $70,291)		70,680

FOREIGN GOVERNMENT SECURITIES — 4.3%
Arab Republic of Egypt (Egypt) 5.88%, 6/11/2025(h)	800	775
Federal Democratic Republic of Ethiopia (Ethiopia) 6.63%, 12/11/2024(h)	1,700	1,717
Federal Republic of Nigeria (Nigeria)
7.63%, 11/21/2025(h)	1,000	1,046
7.14%, 2/23/2030(h)	800	760

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Gabonese Republic (Gabon) 6.95%, 6/16/2025(h)	1,800	1,730
Government of Dominican Republic (Dominican Republic)
6.00%, 7/19/2028(h)	2,000	2,107
7.45%, 4/30/2044(h)	700	783
Instituto Costarricense de Electricidad (Costa Rica) 6.38%, 5/15/2043(h)	690	551
Jamaica Government International Bond (Jamaica) 8.00%, 3/15/2039	700	845
Kingdom of Bahrain (Bahrain)7.00%, 10/12/2028(h)	400	422
Paraguay Government International Bond (Paraguay) 5.40%, 3/30/2050(b)	2,970	3,120
Provincia de Buenos Aires (Argentina) 5.75%, 6/15/2019(h)	900	899
Republic of Angola (Angola)
9.50%, 11/12/2025(h)	800	872
8.25%, 5/9/2028(h)	1,200	1,206
8.25%, 5/9/2028(b)	1,000	1,005
Republic of Belarus (Belarus)
6.88%, 2/28/2023(h)	800	838
6.88%, 2/28/2023(b)	400	419
Republic of Costa Rica (Costa Rica)
4.25%, 1/26/2023(h)	1,400	1,345
5.63%, 4/30/2043(h)	1,200	993
Republic of Cote d’Ivoire (Ivory Coast) 6.38%, 3/3/2028(h)	1,550	1,457
Republic of Ecuador (Ecuador)
8.75%, 6/2/2023(h)	700	744
7.95%, 6/20/2024(h)	1,200	1,212
7.88%, 1/23/2028(h)	1,300	1,242
Republic of El Salvador (El Salvador)
7.75%, 1/24/2023(h)	1,320	1,389
8.25%, 4/10/2032(h)	640	682
7.65%, 6/15/2035(h)	176	177
7.63%, 2/1/2041(h)	550	548
Republic of Ghana (Ghana) 7.88%, 8/7/2023(h)	1,000	1,045
Republic of Guatemala (Guatemala)
4.90%, 6/1/2030(b)	1,100	1,084
6.13%, 6/1/2050(b)	1,910	1,904
Republic of Honduras (Honduras) 6.25%, 1/19/2027(h)	2,000	2,102
Republic of Iraq (Iraq) 5.80%, 1/15/2028(h)	1,000	938
Republic of Kenya (Kenya)
6.88%, 6/24/2024(h)	1,700	1,730
8.00%, 5/22/2032(b)	1,780	1,740
Republic of Lebanon (Lebanon)
5.45%, 11/28/2019(h)	450	442
6.38%, 3/9/2020	800	782
Republic of Pakistan (Pakistan) 6.88%, 12/5/2027(h)	1,000	968
Republic of Paraguay (Paraguay) 6.10%, 8/11/2044(a)(h)	1,175	1,327
Republic of Sri Lanka (Sri Lanka)
6.20%, 5/11/2027(h)	1,950	1,788
7.85%, 3/14/2029(b)	750	749
Republic of Tajikistan International Bond (Tajikistan) 7.13%, 9/14/2027(h)	600	559
Republic of Turkey (Turkey) 4.88%, 4/16/2043	1,300	954
Republic of Ukraine (Ukraine)
7.75%, 9/1/2019(h)	700	702
7.75%, 9/1/2020(h)	900	905
Republic of Uzbekistan Bond (Uzbekistan) 5.38%, 2/20/2029(a)(b)	900	914

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $49,540)		49,517

LOAN ASSIGNMENTS — 0.4%(m)
Aerospace & Defense — 0.0%(d)
MacDonald Dettwiler and Associates Ltd., Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.19%, 10/4/2024(f)	5	4

Commercial Services & Supplies — 0.0%(d)
Garda World Security, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 6.12%, 5/24/2024(f)	84	83
Prime Security Services Borrower LLC, Term Loan B-1 (ICE LIBOR USD 1 Month + 2.75%), 5.19%, 5/2/2022(f)	85	85

		168

Construction & Engineering — 0.1%
Thor, Inc., 1st Lien Term Loan C 5/15/2025(f)	1,390	1,368

Containers & Packaging — 0.0%(d)
Viskase Cos., Inc., Initial Term Loan (ICE LIBOR USD 3 Month + 3.25%), 5.85%, 1/30/2021(f)	98	93

Diversified Telecommunication Services — 0.0%(d)
Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.69%, 10/2/2024(f)(n)	209	209
Intelsat Jackson Holdings, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 6.18%, 11/27/2023(f)	50	49

		258

Electric Utilities — 0.0%(d)
Lightstone Holdco LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 6.19%, 1/30/2024(f)	44	43

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Lightstone Holdco LLC, 1st Lien Term Loan C (ICE LIBOR USD 1 Month + 3.75%), 6.19%, 1/30/2024(f)	2	3

		46

Food & Staples Retailing — 0.0%(d)
Moran Foods LLC, Term Loan B (ICE LIBOR USD 3 Month + 6.00%), 8.60%, 12/5/2023(f)	301	156

Health Care Equipment & Supplies — 0.0%(d)
Mallinckrodt International Finance SA, Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 5.35%, 9/24/2024(f)(n)	100	88

Health Care Providers & Services — 0.1%
MultiPlan, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 5.35%, 6/7/2023(f)(n)	600	586

Hotels, Restaurants & Leisure — 0.1%
Golden Nugget, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.19%, 10/4/2023(f)(n)	390	388

IT Services — 0.0%(d)
First Data Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 4.44%, 7/8/2022(f)	115	114
Rackspace Hosting, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.00%), 5.58%, 11/3/2023(f)	147	136

		250

Leisure Products — 0.0%(d)
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 10.00%), 12.62%, 5/15/2022‡(f)	53	53

Media — 0.0%(d)
iHeartCommunications, Inc., Exit Term Loan (ICE LIBOR USD 3 Month + 4.00%), 6.58%, 5/1/2026(f)	58	58

Oil, Gas & Consumable Fuels — 0.1%
California Resources Corp., Senior Secured First Out (ICE LIBOR USD 1 Month + 4.75%), 7.18%, 12/31/2022(f)	220	209
Gulf Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.25%), 7.78%, 8/25/2023(f)(n)	687	566

		775

Pharmaceuticals — 0.0%(d)
Concordia Healthcare Corp., Initial Dollar Term Loan (Canada) (ICE LIBOR USD 1 Month + 5.50%), 7.95%, 9/6/2024(f)(n)	325	303

Software — 0.0%(d)
Greeneden US Holdings II LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.69%, 12/1/2023(f)	98	97
Infor US, Inc., Tranche B-6 Term Loan (ICE LIBOR USD 1 Month + 2.75%), 5.19%, 2/1/2022(f)	74	73

		170

Specialty Retail — 0.0%(d)
Claire’s Stores, Inc., 1st Lien Term Loan (ICE LIBOR USD 6 Month + 7.25%), 9.94%, 10/12/2038‡(f)(o)	3	5

Wireless Telecommunication Services — 0.0%(d)
Syniverse Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 5.00%), 7.44%, 3/9/2023(f)	204	190

TOTAL LOAN ASSIGNMENTS (Cost $5,080)		4,959

MUNICIPAL BONDS — 0.2%(p)
California — 0.1%
Education — 0.0%(d)
Regents of the University of California Series R, Rev., 5.77%, 5/15/2043	140	184
University of California Series J, Rev., 4.13%, 5/15/2045	100	107

		291

General Obligation — 0.0%(d)
Los Angeles Community College District Series E, GO, 6.75%, 8/1/2049	100	157

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Hospital — 0.1%
University of California, Medical Center Series F, Rev., 6.58%, 5/15/2049	255		366

Water & Sewer — 0.0%(d)
Orange County Water District Series 2017B, Rev., 4.06%, 8/15/2041	290		304

Total California			1,118

Colorado — 0.0%(d)
Hospital — 0.0%(d)
Colorado Health Facilities Authority, Vail Valley Medical Centre Project Rev., 4.00%, 1/15/2045	175		183

Illinois — 0.0%(d)
Education — 0.0%(d)
Illinois Finance Authority Series A, Rev., 4.00%, 10/1/2049	25		26

Indiana — 0.1%
Other Revenue — 0.1%
Indianapolis Local Public Improvement Bond Bank, Marion County Health and Hospital Series B-2, Rev., 6.12%, 1/15/2040	240		316

New Jersey — 0.0%(d)
Transportation — 0.0%(d)
New Jersey Transportation Trust Fund Authority, Transportation System Series 2012A, Rev., 5.00%, 6/15/2042	25		26

Texas — 0.0%(d)
Transportation — 0.0%(d)
North Texas Tollway Authority System Series B, Rev., 6.72%, 1/1/2049	131		203

TOTAL MUNICIPAL BONDS (Cost $1,748)			1,872

CONVERTIBLE BONDS — 0.0%(d)
Oil, Gas & Consumable Fuels — 0.0%(d)
Whiting Petroleum Corp. 1.25%, 4/1/2020(Cost $338)	347		336

	Shares (000)
COMMON STOCKS — 0.0%(d)
Aerospace & Defense — 0.0%(d)
Remington Outdoor Co., Inc.*‡	5		7

Capital Markets — 0.0%(d)
UCI Holdings LLC (New Zealand)*‡	2		35

Media — 0.0%(d)
Clear Channel Outdoor Holdings, Inc.*	6		28
iHeartMedia, Inc., Class A*	—	(k)	5

			33

Specialty Retail — 0.0%(d)
Claire’s Stores, Inc.*‡	—	(k)	6

TOTAL COMMON STOCKS (Cost $112)			81

	No. of Warrants (000)
WARRANTS — 0.0%(d)
Road & Rail — 0.0%
Jack Cooper Enterprises, Inc. expiring 10/29/2027, price 1.00 USD*‡	—	(k)	—

Wireless Telecommunication Services — 0.0%(d)
iHeartMedia Capital I LLC expiring 5/2/2039, price 1.00 USD*‡	2		33

TOTAL WARRANTS (Cost $37)			33

	Shares (000)
PREFERRED STOCKS — 0.0%(d)
Specialty Retail — 0.0%(d)
Claire’s Stores, Inc. *‡ (Cost $3)	—	(k)	6

SHORT-TERM INVESTMENTS — 2.1%
INVESTMENT COMPANIES — 2.1%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.43%(q)(r) (Cost $23,523)	23,517		23,524

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 5.2%
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.56%(q)(r)	43,996	44,000
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.33%(q)(r)	15,371	15,371

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $59,371)		59,371

Total Investments — 105.0% (Cost $1,186,420)		1,198,459
Liabilities in Excess of Other Assets — (5.0%)		(57,546)

Net Assets — 100.0%		1,140,913

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GS	Goldman Sachs
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2019. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
PT	Limited liability company
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
USD	United States Dollar

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at May 31, 2019. The total value of securities on loan at May 31, 2019 is approximately $56,880,000.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(d)	Amount rounds to less than 0.1% of net assets.
(e)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2019.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2019.
(g)	Security is an interest bearing note with preferred security characteristics.
(h)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(i)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2019.
(j)	Defaulted security.
(k)	Amount rounds to less than one thousand.
(l)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2019.
(m)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(n)	All or a portion of this security is unsettled as of May 31, 2019. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(o)	Fund is subject to legal or contractual restrictions on the resale of the security.
(p)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(q)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(r)	The rate shown is the current yield as of May 31, 2019.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Futures contracts outstanding as of May 31, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 10 Year Note	1,499	09/2019	USD	190,069	2,098
U.S. Treasury Long Bond	70	09/2019	USD	10,771	261
U.S. Treasury Ultra Bond	4	09/2019	USD	705	30

					2,389

Short Contracts
U.S. Treasury 2 Year Note	(1,029)	09/2019	USD	(220,930)	(952)
U.S. Treasury 5 Year Note	(977)	09/2019	USD	(114,714)	(873)
U.S. Treasury 10 Year Note	(335)	09/2019	USD	(42,477)	(485)
U.S. Treasury Ultra Bond	(20)	09/2019	USD	(3,523)	(120)

					(2,430)

					(41)

Abbreviations

USD	United States Dollar

Centrally Cleared Credit default swap contracts outstanding - buy protection(1) as of May 31, 2019 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%)(2)	Notional Amount(3)	Upfront Payments (Receipts) ($)(4)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.NA.HY.32-V1	5.00	Quarterly	6/20/2024	3.93	USD 49,000	(3,458)	739	(2,719)

						(3,458)	739	(2,719)

(1)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(3)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations

CDX	Credit Default Swap Index
USD	United States Dollar

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2019.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 —   Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 —   Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$200,589	$76,194		$276,783
Collateralized Mortgage Obligations	—	144,588	28,544		173,132
Commercial Mortgage-Backed Securities	—	101,568	33,417		134,985
Convertible Bonds	—	336	—		336
Corporate Bonds
Media	—	37,277	—		37,277
Wireless Telecommunication Services	—	17,030	—	(a)	17,030
Other Corporate Bonds	—	348,873	—		348,873

Total Corporate Bonds	—	403,180	—	(a)	403,180

Foreign Government Securities	—	49,517	—		49,517
Mortgage-Backed Securities	—	70,680	—		70,680
Municipal Bonds	—	1,872	—		1,872
Common Stocks
Aerospace & Defense	—	—	7		7
Capital Markets	—	—	35		35
Specialty Retail	—	—	6		6
Other Common Stocks	33	—	—		33

Total Common Stocks	33	—	48		81

Preferred Stocks	—	—	6		6
Loan Assignments
Leisure Products	—	—	53		53
Specialty Retail	—	—	5		5
Other Loan Assignments	—	4,901	—		4,901

Total Loan Assignments	—	4,901	58		4,959

Warrants	—	—	33		33
Short-Term Investments
Investment Companies	23,524	—	—		23,524
Investment of cash collateral from securities loaned	59,371	—	—		59,371

Total Investments in Securities	$82,928	$977,231	$138,300		$1,198,459

Appreciation in Other Financial Instruments
Futures Contracts	$2,389	$—	$—		$2,389
Swaps	—	739	—		739

Total Appreciation in Other Financial Instruments	$2,389	$739	$—		$3,128

Depreciation in Other Financial Instruments
Futures Contracts	$(2,430)	$—	$—		$(2,430)

(a)	Amount rounds to less than one thousand.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2019		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2019
Investments in Securities
Asset-Backed Securities	$52,233		$(9)	$813	$(1)		$19,926		$(4,479)	$8,214	$(503)	$76,194
Collateralized Mortgage Obligations	6,620		—	262	—	(a)	20,708		(47)	1,001	—	28,544
Commercial Mortgage-Backed Securities	7,996		37	679	9		19,640		(1,434)	7,816	(1,326)	33,417
Common Stocks-Aerospace & Defense	9		—	(2)	—		—		—	—	—	7
Common Stocks-Capital Markets	30		—	5	—		—		—	—	—	35
Common Stocks-Specialty Retail	7		—	(1)	—		—		—	—	—	6
Corporate Bonds-Media	—		—	—	—		—		—	—	—	—
Corporate Bonds-Wireless Telecommunication Services	—	(b)	—	—	—		—		—	—	—	—
Loan Assignments-Leisure Products	53		—	—	—		—	(a)	—	—	—	53
Loan Assignments-Specialty Retail	5		—	— (a)	—		—		—	—	—	5
Preferred Stocks-Specialty Retail	6		—	— (a)	—		—		—	—	—	6
Warrants-Road & Rail	—	(b)	—	—	—		—		—	—	—	—
Warrants-Wireless Telecommunication Services	—		—	(4)	—		37		—	—	—	33

Total	$66,959		$28	$1,752	$8		$60,311		$(5,960)	$17,031	$(1,829)	$138,300

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.
(b)	Value is zero.

The change in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2019, which were valued using significant unobservable inputs (level 3) amounted to approximately $1,771,000.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended May 31, 2019.

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at May 31, 2019	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$55,708	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 44.00% (17.12%)
			Constant Default Rate	0.00% - 6.46% (0.18%)
			Yield (Discount Rate of Cash Flows)	2.59% - 7.65% (4.25%)

Asset-Backed Securities	55,708

	20,777	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 21.00% (12.58%)
			Constant Default Rate	0.00% - 2.46% (0.02%)
			Yield (Discount Rate of Cash Flows)	3.68% - 6.90% (5.16%)

Collateralized Mortgage Obligations	20,777

	27,041	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (10.47%)
			Constant Default Rate	0.00% - 5.00% (0.29%)
			Yield (Discount Rate of Cash Flows)	(9.93%) - 45.55% (4.93%)

Commercial Mortgage-Backed Securities	27,041

	—	Terms of Exchange Offer	Expected Recovery	0.00% (0.00%)

Warrants	—

Total	$103,526

#

The table above does not include level 3 securities that are valued by brokers and pricing services. At May 31, 2019, the value of these securities was $34,774,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended May 31, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)		Value at May 31, 2019	Shares at May 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.43% (a)(b)	$11,989	$553,712	$542,177	$—	(c)	$—	(c)	$23,524	23,517	$182	$—
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.56% (a)(b)	—	54,000	10,000	—		—		44,000	43,996	78	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.33% (a)(b)	11,758	39,384	35,771	—		—		15,371	15,371	55	—

Total	$23,747	$647,096	$587,948	$—	(c)	$—	(c)	$82,895		$315	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2019.
(c)	Amount rounds to less than one thousand.

C. Derivatives — The Fund used derivative instruments including futures and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

(1). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Swaps — The Fund engaged in various swap transactions, including credit default swaps within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as

JPMorgan Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, non-deliverable forward foreign currency exchange contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A, an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over-the-counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for OTC Swaps.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 33.4%
Aerospace & Defense — 1.2%
Boeing Co. (The)
4.88%, 2/15/2020	540	549
7.95%, 8/15/2024	500	625
General Dynamics Corp. 2.25%, 11/15/2022	2,000	1,993
Harris Corp. 4.85%, 4/27/2035	500	546
L3 Technologies, Inc. 3.85%, 12/15/2026	475	493
Lockheed Martin Corp.
2.50%, 11/23/2020	850	851
3.35%, 9/15/2021	380	387
Northrop Grumman Corp.
5.05%, 8/1/2019	325	326
2.93%, 1/15/2025	800	802
Precision Castparts Corp.
2.50%, 1/15/2023	1,500	1,498
3.25%, 6/15/2025	800	822
Raytheon Co. 3.15%, 12/15/2024	476	492
Rockwell Collins, Inc. 3.20%, 3/15/2024	300	304
United Technologies Corp.
1.95%, 11/1/2021	500	494
3.95%, 8/16/2025	1,250	1,320
4.13%, 11/16/2028	500	530
4.63%, 11/16/2048	550	598

		12,630

Air Freight & Logistics — 0.2%
FedEx Corp. 3.20%, 2/1/2025	796	813
United Parcel Service, Inc. 3.13%, 1/15/2021	1,600	1,619

		2,432

Airlines — 0.0%(a)
Continental Airlines Pass-Through Trust Series 2012-2, Class A, 4.00%, 10/29/2024	215	221

Automobiles — 0.4%
BMW US Capital LLC (Germany) 1.85%, 9/15/2021(b)	250	246
Daimler Finance North America LLC (Germany)
2.30%, 1/6/2020(b)	2,100	2,096
2.25%, 3/2/2020(b)	153	152
Ford Motor Co.
6.63%, 10/1/2028	250	274
General Motors Co.
5.00%, 10/1/2028	550	554
6.60%, 4/1/2036	600	629

		3,951

Banks — 5.4%
ABN AMRO Bank NV (Netherlands) 2.65%, 1/19/2021(b)	450	450
ANZ New Zealand Int’l Ltd. (New Zealand) 2.75%, 1/22/2021(b)	700	702
Australia & New Zealand Banking Group Ltd. (Australia) 2.63%, 11/9/2022	750	751
Bank of America Corp.
3.30%, 1/11/2023	32	33
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023(c)	21	21
(ICE LIBOR USD 3 Month + 1.02%), 2.88%, 4/24/2023(c)	780	781
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023(c)	3,745	3,768
(ICE LIBOR USD 3 Month + 0.78%), 3.55%, 3/5/2024(c)	737	753
4.00%, 1/22/2025	1,154	1,192
(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 1/23/2026(c)	1,500	1,513
4.45%, 3/3/2026	556	586
Bank of Montreal (Canada) 2.35%, 9/11/2022	100	100
Bank of New Zealand (New Zealand) 3.50%, 2/20/2024(b)	380	390
Bank of Nova Scotia (The) (Canada) 2.80%, 7/21/2021	630	634
Barclays plc (United Kingdom) 3.65%, 3/16/2025	1,255	1,231
BB&T Corp.
2.45%, 1/15/2020	166	166
2.63%, 6/29/2020	500	500
BNP Paribas SA (France)
3.38%, 1/9/2025(b)	300	298
(ICE LIBOR USD 3 Month + 2.24%), 4.70%, 1/10/2025(b)(c)	500	525
Canadian Imperial Bank of Commerce (Canada) 3.10%, 4/2/2024	1,050	1,061
Capital One Bank USA NA 3.38%, 2/15/2023	1,860	1,877
Citibank NA 2.85%, 2/12/2021	350	352
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023(c)	2,000	1,998
3.40%, 5/1/2026	650	658
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028(c)	1,000	1,029
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039(c)	2,000	1,994
Citizens Financial Group, Inc. 4.30%, 12/3/2025	500	522
Commonwealth Bank of Australia (Australia) 4.50%, 12/9/2025(b)	778	820
Cooperatieve Rabobank UA (Netherlands) 3.88%, 2/8/2022	903	935

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Credit Agricole SA (France) 3.75%, 4/24/2023(b)	775	792
Credit Suisse Group Funding Guernsey Ltd. (Switzerland) 4.55%, 4/17/2026	500	530
Discover Bank 4.20%, 8/8/2023	447	470
Fifth Third Bank 2.88%, 10/1/2021	425	428
HSBC Holdings plc (United Kingdom)
4.25%, 3/14/2024	800	827
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024(c)	600	618
(ICE LIBOR USD 3 Month + 1.35%), 4.29%, 9/12/2026(c)	1,250	1,300
Huntington Bancshares, Inc. 3.15%, 3/14/2021	352	355
Huntington National Bank (The) 2.50%, 8/7/2022	500	499
ING Groep NV (Netherlands) 3.95%, 3/29/2027	406	414
KeyCorp 5.10%, 3/24/2021	1,657	1,729
Lloyds Bank plc (United Kingdom) 3.30%, 5/7/2021	500	506
Lloyds Banking Group plc (United Kingdom) 3.75%, 1/11/2027	869	859
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.00%, 2/22/2022	221	223
3.76%, 7/26/2023	1,000	1,039
3.78%, 3/2/2025	1,000	1,050
3.85%, 3/1/2026	350	369
Mizuho Bank Ltd. (Japan) 2.65%, 9/25/2019(b)	909	909
Mizuho Financial Group, Inc. (Japan)
2.95%, 2/28/2022	580	584
2.60%, 9/11/2022	300	300
National Australia Bank Ltd. (Australia) 2.50%, 1/12/2021	1,050	1,049
Nordea Bank Abp (Finland) 4.25%, 9/21/2022(b)	591	613
PNC Bank NA 2.45%, 11/5/2020	356	356
PNC Financial Services Group, Inc. (The)
6.70%, 6/10/2019	363	363
4.38%, 8/11/2020	362	370
Regions Financial Corp. 2.75%, 8/14/2022	402	403
Royal Bank of Canada (Canada) 4.65%, 1/27/2026	597	643
Royal Bank of Scotland Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.55%), 4.52%, 6/25/2024(c)	635	651
(ICE LIBOR USD 3 Month + 1.87%), 4.44%, 5/8/2030(c)	620	624
Santander UK Group Holdings plc (United Kingdom) 3.13%, 1/8/2021	250	250
Societe Generale SA (France) 4.25%, 9/14/2023(b)	1,200	1,243
Standard Chartered plc (United Kingdom) 5.20%, 1/26/2024(b)	1,200	1,271
Sumitomo Mitsui Financial Group, Inc. (Japan) 3.10%, 1/17/2023	482	489
SunTrust Bank 2.75%, 5/1/2023	1,500	1,502
Svenska Handelsbanken AB (Sweden) 3.90%, 11/20/2023	442	465
Toronto-Dominion Bank (The) (Canada) 3.15%, 9/17/2020	1,000	1,010
UBS Group Funding Switzerland AG (Switzerland) 4.13%, 4/15/2026(b)	449	469
US Bancorp
Series V, 2.63%, 1/24/2022	732	736
3.60%, 9/11/2024	215	224
Wachovia Corp. 7.57%, 8/1/2026(d)	1,700	2,110
Wells Fargo & Co.
2.50%, 3/4/2021	428	427
3.00%, 2/19/2025	368	368
3.00%, 4/22/2026	800	792
4.30%, 7/22/2027	2,000	2,100
Westpac Banking Corp. (Australia)
2.00%, 3/3/2020(b)	506	504
2.50%, 6/28/2022	1,100	1,100

		59,573

Beverages — 0.5%
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.75%, 1/23/2029	2,395	2,602
Diageo Investment Corp. (United Kingdom) 2.88%, 5/11/2022	1,000	1,012
Keurig Dr Pepper, Inc.
4.42%, 5/25/2025(b)	745	786
4.60%, 5/25/2028(b)	400	427
Molson Coors Brewing Co. 2.25%, 3/15/2020	400	399
PepsiCo, Inc. 2.38%, 10/6/2026	200	195

		5,421

Biotechnology — 0.4%
Amgen, Inc. 3.63%, 5/15/2022	1,850	1,897
Baxalta, Inc. 3.60%, 6/23/2022	35	36
Biogen, Inc. 3.63%, 9/15/2022	212	217
Celgene Corp.
3.95%, 10/15/2020	700	715
3.25%, 8/15/2022	600	613

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Gilead Sciences, Inc.
2.55%, 9/1/2020	300	300
3.70%, 4/1/2024	56	58
3.50%, 2/1/2025	35	36

		3,872

Building Products — 0.0%(a)
CRH America Finance, Inc. (Ireland) 3.40%, 5/9/2027(b)	222	217
Johnson Controls International plc 3.62%, 7/2/2024(d)	129	134

		351

Capital Markets — 2.7%
Ameriprise Financial, Inc. 4.00%, 10/15/2023	550	579
Bank of New York Mellon Corp. (The)
4.60%, 1/15/2020	155	157
4.15%, 2/1/2021	440	452
(ICE LIBOR USD 3 Month + 0.63%), 2.66%, 5/16/2023(c)	92	92
3.40%, 1/29/2028	1,500	1,551
BlackRock, Inc. 3.20%, 3/15/2027	400	409
Blackstone Holdings Finance Co. LLC 4.75%, 2/15/2023(b)	470	502
Brookfield Finance, Inc. (Canada) 4.25%, 6/2/2026	650	670
CDP Financial, Inc. (Canada) 4.40%, 11/25/2019(b)	500	504
Charles Schwab Corp. (The) 3.20%, 3/2/2027	250	254
CME Group, Inc. 3.00%, 9/15/2022	1,666	1,699
Credit Suisse AG (Switzerland) 3.63%, 9/9/2024	520	540
Deutsche Bank AG (Germany)
4.25%, 10/14/2021	600	603
3.95%, 2/27/2023	500	493
Goldman Sachs Group, Inc. (The)
5.38%, 3/15/2020	900	919
2.35%, 11/15/2021	3,195	3,163
(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022(c)	500	500
(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023(c)	196	196
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025(c)	403	403
4.25%, 10/21/2025	92	95
3.50%, 11/16/2026	1,200	1,204
3.85%, 1/26/2027	1,000	1,022
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028(c)	384	386
Intercontinental Exchange, Inc. 4.00%, 10/15/2023	1,502	1,582
Invesco Finance plc 3.75%, 1/15/2026	436	450
Jefferies Group LLC 6.88%, 4/15/2021	400	428
Macquarie Bank Ltd. (Australia) 2.60%, 6/24/2019(b)	481	481
Macquarie Group Ltd. (Australia)
6.25%, 1/14/2021(b)	800	842
(ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030(b)(c)	200	216
Morgan Stanley
5.50%, 7/24/2020	154	159
5.75%, 1/25/2021	687	720
2.75%, 5/19/2022	400	400
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024(c)	3,100	3,195
5.00%, 11/24/2025	622	678
4.35%, 9/8/2026	880	921
State Street Corp.
3.10%, 5/15/2023	1,724	1,754
3.70%, 11/20/2023	554	578
TD Ameritrade Holding Corp. 2.95%, 4/1/2022	219	221
UBS AG (Switzerland) 2.45%, 12/1/2020(b)	200	199

		29,217

Chemicals — 0.7%
Chevron Phillips Chemical Co. LLC 3.30%, 5/1/2023(b)	400	410
Dow Chemical Co. (The)
4.13%, 11/15/2021	52	54
3.00%, 11/15/2022	594	599
3.50%, 10/1/2024	800	817
Ecolab, Inc.
2.25%, 1/12/2020	167	167
3.25%, 1/14/2023	330	337
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	93	99
Mosaic Co. (The) 3.25%, 11/15/2022	2,243	2,267
Nutrien Ltd. (Canada) 3.38%, 3/15/2025	168	169
Praxair, Inc. 2.20%, 8/15/2022	1,250	1,247
Rohm & Haas Co. 7.85%, 7/15/2029	315	409
Sherwin-Williams Co. (The)
3.30%, 2/1/2025	225	225
3.45%, 6/1/2027	170	170
Westlake Chemical Corp. 3.60%, 8/15/2026	1,150	1,138

		8,108

Commercial Services & Supplies — 0.2%
Republic Services, Inc.
5.50%, 9/15/2019	1,200	1,208
3.55%, 6/1/2022	417	427
Waste Management, Inc. 3.45%, 6/15/2029	303	310

		1,945

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Communications Equipment — 0.1%
Cisco Systems, Inc.
4.45%, 1/15/2020	90	91
2.45%, 6/15/2020	90	90
2.90%, 3/4/2021	181	182
2.95%, 2/28/2026	1,000	1,002

		1,365

Construction Materials — 0.1%
CRH America, Inc. (Ireland) 3.88%, 5/18/2025(b)	250	256
Martin Marietta Materials, Inc.
3.45%, 6/1/2027	260	255
3.50%, 12/15/2027	300	296

		807

Consumer Finance — 1.1%
AerCap Ireland Capital DAC (Ireland)
3.30%, 1/23/2023	1,200	1,197
3.65%, 7/21/2027	594	569
American Express Co. 3.38%, 5/17/2021	1,000	1,014
American Honda Finance Corp. 2.25%, 8/15/2019	250	250
Caterpillar Financial Services Corp.
2.25%, 12/1/2019	176	176
2.75%, 8/20/2021	510	513
2.85%, 6/1/2022	900	911
Ford Motor Credit Co. LLC
3.34%, 3/28/2022	619	615
3.81%, 1/9/2024	200	194
General Motors Financial Co., Inc.
3.70%, 5/9/2023	615	616
4.25%, 5/15/2023	770	783
4.00%, 10/6/2026	280	275
4.35%, 1/17/2027	400	396
3.85%, 1/5/2028	500	469
John Deere Capital Corp.
1.70%, 1/15/2020	65	65
3.15%, 10/15/2021	650	662
2.70%, 1/6/2023	298	300
3.45%, 3/13/2025	500	520
PACCAR Financial Corp. 2.20%, 9/15/2019	1,400	1,398
Synchrony Financial 4.25%, 8/15/2024	350	357
Toyota Motor Credit Corp. 2.63%, 1/10/2023	800	804

		12,084

Containers & Packaging — 0.1%
International Paper Co. 3.80%, 1/15/2026	350	362
WRKCo, Inc.
3.00%, 9/15/2024	350	348
4.90%, 3/15/2029	150	163

		873

Diversified Financial Services — 0.7%
AIG Global Funding 2.15%, 7/2/2020(b)	550	548
GE Capital International Funding Co. Unlimited Co. 2.34%, 11/15/2020	3,238	3,206
Hutchison Whampoa International 12 II Ltd. (Hong Kong) 3.25%, 11/8/2022(b)	490	497
Mitsubishi UFJ Lease & Finance Co. Ltd. (Japan) 3.96%, 9/19/2023(b)	820	852
National Rural Utilities Cooperative Finance Corp. 3.40%, 2/7/2028	1,250	1,293
ORIX Corp. (Japan) 2.90%, 7/18/2022	277	279
Shell International Finance BV (Netherlands)
3.40%, 8/12/2023	150	155
2.88%, 5/10/2026	788	788
Siemens Financieringsmaatschappij NV (Germany) 3.13%, 3/16/2024(b)	400	410

		8,028

Diversified Telecommunication Services — 0.7%
AT&T, Inc.
3.95%, 1/15/2025	1,183	1,232
4.10%, 2/15/2028	800	824
4.35%, 3/1/2029	500	522
4.30%, 2/15/2030	1,282	1,326
Telefonica Emisiones SA (Spain)
5.13%, 4/27/2020	409	418
5.46%, 2/16/2021	114	119
Verizon Communications, Inc.
4.33%, 9/21/2028	1,508	1,632
4.02%, 12/3/2029(b)	533	563
4.40%, 11/1/2034	350	372
5.25%, 3/16/2037	320	368

		7,376

Electric Utilities — 2.5%
Appalachian Power Co. 4.60%, 3/30/2021	800	827
Arizona Public Service Co. 3.35%, 6/15/2024	372	382
Baltimore Gas & Electric Co. 2.80%, 8/15/2022	1,595	1,607
Cleveland Electric Illuminating Co. (The)
3.50%, 4/1/2028(b)	476	474
4.55%, 11/15/2030(b)	290	313
Comision Federal de Electricidad (Mexico) 4.88%, 5/26/2021(b)	237	243
Connecticut Light & Power Co. (The) Series A, 3.20%, 3/15/2027	700	716
DTE Electric Co.
3.90%, 6/1/2021	200	205
2.65%, 6/15/2022	197	198
3.65%, 3/15/2024	500	524
3.38%, 3/1/2025	1,000	1,034
Duke Energy Carolinas LLC
3.90%, 6/15/2021	1,250	1,282
6.45%, 10/15/2032	50	66
Duke Energy Corp.
3.55%, 9/15/2021	233	237

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Duke Energy Indiana LLC 3.75%, 7/15/2020	160	162
Duke Energy Progress LLC 2.80%, 5/15/2022	461	465
Enel Finance International NV (Italy)
4.63%, 9/14/2025(b)	425	440
3.63%, 5/25/2027(b)	450	431
Entergy Arkansas LLC
3.05%, 6/1/2023	765	778
3.50%, 4/1/2026	260	269
Entergy Mississippi LLC 2.85%, 6/1/2028	269	267
Evergy, Inc. 4.85%, 6/1/2021	1,663	1,718
Fortis, Inc. (Canada) 3.06%, 10/4/2026	341	333
Hydro-Quebec (Canada) Series HY, 8.40%, 1/15/2022	1,000	1,151
Indiana Michigan Power Co. Series J, 3.20%, 3/15/2023	100	102
Interstate Power & Light Co. 4.10%, 9/26/2028	1,000	1,071
Kentucky Utilities Co. 3.30%, 10/1/2025	200	206
Louisville Gas & Electric Co. Series 25, 3.30%, 10/1/2025	94	97
NextEra Energy Capital Holdings, Inc.
2.40%, 9/15/2019	518	517
2.70%, 9/15/2019	1,539	1,539
Niagara Mohawk Power Corp. 3.51%, 10/1/2024(b)	938	977
NSTAR Electric Co. 2.38%, 10/15/2022	300	299
Ohio Power Co. Series M, 5.38%, 10/1/2021	1,200	1,278
Oncor Electric Delivery Co. LLC 5.75%, 3/15/2029	300	369
Pennsylvania Electric Co. 3.25%, 3/15/2028(b)	256	252
PPL Capital Funding, Inc. 4.20%, 6/15/2022	752	782
PPL Electric Utilities Corp. 2.50%, 9/1/2022	224	223
Progress Energy, Inc. 4.40%, 1/15/2021	260	266
Public Service Co. of Colorado 3.20%, 11/15/2020	74	75
Public Service Co. of New Hampshire 3.50%, 11/1/2023	283	294
Public Service Co. of Oklahoma 4.40%, 2/1/2021	220	226
Public Service Electric & Gas Co. 2.00%, 8/15/2019	1,100	1,098
Southern California Edison Co. 3.88%, 6/1/2021	958	976
Virginia Electric & Power Co.
2.95%, 1/15/2022	1,099	1,108
Series C, 2.75%, 3/15/2023	1,600	1,611

		27,488

Electrical Equipment — 0.0%(a)
ABB Finance USA, Inc. (Switzerland) 2.88%, 5/8/2022	350	353

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc. 3.88%, 1/12/2028	926	915

Energy Equipment & Services — 0.2%
Baker Hughes a GE Co. LLC 2.77%, 12/15/2022	400	401
Halliburton Co.
8.75%, 2/15/2021	750	822
3.50%, 8/1/2023	350	359
Schlumberger Holdings Corp. 3.75%, 5/1/2024(b)	460	474
Schlumberger Investment SA 3.30%, 9/14/2021(b)	233	236

		2,292

Entertainment — 0.3%
Viacom, Inc. 3.88%, 4/1/2024	1,309	1,350
Walt Disney Co. (The) 7.43%, 10/1/2026(b)	600	778
Warner Media LLC 3.55%, 6/1/2024	600	617

		2,745

Equity Real Estate Investment Trusts (REITs) — 1.2%
Alexandria Real Estate Equities, Inc.
4.60%, 4/1/2022	100	105
3.95%, 1/15/2027	285	295
American Tower Corp. 3.50%, 1/31/2023	360	369
American Tower Trust #1 3.07%, 3/15/2023(b)	500	506
AvalonBay Communities, Inc. 3.20%, 1/15/2028	300	305
Boston Properties LP 3.80%, 2/1/2024	909	945
Brixmor Operating Partnership LP 3.85%, 2/1/2025	375	381
Crown Castle International Corp. 4.45%, 2/15/2026	600	636
Duke Realty LP 3.63%, 4/15/2023	672	691
EPR Properties 4.50%, 6/1/2027	207	213
ERP Operating LP
4.63%, 12/15/2021	1,047	1,096
3.50%, 3/1/2028	1,228	1,274
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028(b)	163	163
HCP, Inc. 3.88%, 8/15/2024	2,098	2,176
Liberty Property LP 4.40%, 2/15/2024	150	159

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
National Retail Properties, Inc. 3.60%, 12/15/2026	247	251
Office Properties Income Trust 3.60%, 2/1/2020	300	301
Realty Income Corp.
3.25%, 10/15/2022	600	610
3.88%, 7/15/2024	400	421
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025(b)	400	406
Senior Housing Properties Trust 4.75%, 2/15/2028	300	276
UDR, Inc. 2.95%, 9/1/2026	106	103
Ventas Realty LP
3.75%, 5/1/2024	470	485
3.50%, 2/1/2025	90	92
4.13%, 1/15/2026	158	165
Welltower, Inc. 4.50%, 1/15/2024	900	959

		13,383

Food & Staples Retailing — 0.4%
Costco Wholesale Corp. 2.75%, 5/18/2024	1,094	1,108
Kroger Co. (The)
4.50%, 1/15/2029	650	684
5.40%, 7/15/2040	92	96
Sysco Corp.
3.75%, 10/1/2025	208	217
3.25%, 7/15/2027	200	201
Walmart, Inc.
2.55%, 4/11/2023	1,650	1,659
3.30%, 4/22/2024	200	207
3.05%, 7/8/2026	700	717

		4,889

Food Products — 0.6%
Campbell Soup Co. 3.95%, 3/15/2025	300	307
Cargill, Inc. 3.30%, 3/1/2022(b)	900	916
Conagra Brands, Inc. 4.60%, 11/1/2025	115	123
General Mills, Inc. 4.00%, 4/17/2025	1,200	1,260
Kraft Heinz Foods Co.
3.95%, 7/15/2025	1,729	1,757
6.88%, 1/26/2039	193	223
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	89	95
Nestle Holdings, Inc. 3.50%, 9/24/2025(b)	1,000	1,045
Smithfield Foods, Inc. 5.20%, 4/1/2029(b)	56	60
Tyson Foods, Inc.
2.65%, 8/15/2019	171	171
2.25%, 8/23/2021	313	310
3.90%, 9/28/2023	500	522
Unilever Capital Corp. (United Kingdom) 3.38%, 3/22/2025	200	207

		6,996

Gas Utilities — 0.1%
CenterPoint Energy Resources Corp. 4.50%, 1/15/2021	843	866

Health Care Equipment & Supplies — 0.4%
Abbott Laboratories
3.88%, 9/15/2025	484	512
3.75%, 11/30/2026	150	158
Becton Dickinson and Co.
2.68%, 12/15/2019	215	215
3.36%, 6/6/2024	100	101
Boston Scientific Corp. 3.75%, 3/1/2026	500	519
Medtronic, Inc. 3.50%, 3/15/2025	2,400	2,506
Zimmer Biomet Holdings, Inc.
3.70%, 3/19/2023	174	178
3.55%, 4/1/2025	530	537

		4,726

Health Care Providers & Services — 0.7%
Anthem, Inc. 3.30%, 1/15/2023	700	711
CVS Health Corp.
2.75%, 12/1/2022	1,100	1,093
4.00%, 12/5/2023	257	266
4.10%, 3/25/2025	3,534	3,658
Express Scripts Holding Co. 3.50%, 6/15/2024	400	407
Laboratory Corp. of America Holdings 3.25%, 9/1/2024	300	302
UnitedHealth Group, Inc.
4.70%, 2/15/2021	255	263
3.38%, 11/15/2021	187	191
2.75%, 2/15/2023	365	367
2.88%, 3/15/2023	645	651

		7,909

Hotels, Restaurants & Leisure — 0.2%
McDonald’s Corp.
3.38%, 5/26/2025	1,250	1,287
3.80%, 4/1/2028	440	461
Starbucks Corp. 2.70%, 6/15/2022	326	328

		2,076

Household Products — 0.2%
Kimberly-Clark Corp.
2.40%, 3/1/2022	200	200
2.40%, 6/1/2023	1,800	1,788

		1,988

Independent Power and Renewable Electricity Producers — 0.0%(a)
Exelon Generation Co. LLC
3.40%, 3/15/2022	90	91
4.25%, 6/15/2022	90	94

		185

Industrial Conglomerates — 0.4%
General Electric Co.
2.10%, 12/11/2019	200	199
5.50%, 1/8/2020	529	537

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
4.38%, 9/16/2020	125	128
5.30%, 2/11/2021	95	99
4.65%, 10/17/2021	1,919	1,994
5.88%, 1/14/2038	70	77
Honeywell International, Inc. 4.25%, 3/1/2021	1,200	1,239
Roper Technologies, Inc.
3.00%, 12/15/2020	208	209
3.80%, 12/15/2026	274	282

		4,764

Insurance — 1.9%
AIA Group Ltd. (Hong Kong) 3.60%, 4/9/2029(b)	595	611
Allstate Corp. (The) 3.15%, 6/15/2023	651	666
Alterra Finance LLC 6.25%, 9/30/2020	200	209
American International Group, Inc. 3.75%, 7/10/2025	818	835
Assurant, Inc. 4.20%, 9/27/2023	145	149
Athene Global Funding 2.75%, 4/20/2020(b)	422	422
Athene Holding Ltd. 4.13%, 1/12/2028	230	226
Chubb INA Holdings, Inc. 2.70%, 3/13/2023	1,900	1,915
CNA Financial Corp.
3.95%, 5/15/2024	499	519
4.50%, 3/1/2026	364	387
Guardian Life Global Funding
2.50%, 5/8/2022(b)	500	499
3.40%, 4/25/2023(b)	230	237
Jackson National Life Global Funding 3.05%, 4/29/2026(b)	1,135	1,124
Liberty Mutual Group, Inc.
4.25%, 6/15/2023(b)	210	221
4.57%, 2/1/2029(b)	1,640	1,747
Lincoln National Corp. 4.20%, 3/15/2022	864	901
Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	1,000	1,065
Markel Corp. 5.35%, 6/1/2021	440	462
Marsh & McLennan Cos., Inc. 2.35%, 3/6/2020	824	823
Metropolitan Life Global Funding I
3.88%, 4/11/2022(b)	426	442
3.00%, 1/10/2023(b)	1,600	1,623
New York Life Global Funding
2.15%, 6/18/2019(b)	1,024	1,024
1.95%, 2/11/2020(b)	323	321
2.35%, 7/14/2026(b)	953	923
Principal Financial Group, Inc. 3.13%, 5/15/2023	471	474
Protective Life Global Funding 2.62%, 8/22/2022(b)	400	401
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025(b)	650	828
Reliance Standard Life Global Funding II
2.50%, 1/15/2020(b)	650	649
3.05%, 1/20/2021(b)	373	376
Suncorp-Metway Ltd. (Australia) 3.30%, 4/15/2024(b)	330	334
Torchmark Corp. 4.55%, 9/15/2028	335	363

		20,776

Internet & Direct Marketing Retail — 0.2%
Amazon.com, Inc.
2.80%, 8/22/2024	1,217	1,235
4.80%, 12/5/2034	150	177
3.88%, 8/22/2037	350	373

		1,785

IT Services — 0.2%
DXC Technology Co. 4.25%, 4/15/2024	151	157
Fidelity National Information Services, Inc. 3.75%, 5/21/2029	208	213
International Business Machines Corp.
2.25%, 2/19/2021	1,150	1,146
3.50%, 5/15/2029	800	816
Western Union Co. (The) 3.60%, 3/15/2022	100	102

		2,434

Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc.
3.15%, 1/15/2023	441	448
3.20%, 8/15/2027	350	348

		796

Machinery — 0.3%
Deere & Co. 4.38%, 10/16/2019	700	705
Illinois Tool Works, Inc. 3.50%, 3/1/2024	1,400	1,465
Parker-Hannifin Corp. 3.30%, 11/21/2024	228	234
Stanley Black & Decker, Inc. 3.40%, 3/1/2026	900	927
Xylem, Inc. 3.25%, 11/1/2026	111	111

		3,442

Media — 0.7%
CBS Corp. 3.70%, 8/15/2024	1,019	1,038
Charter Communications Operating LLC 4.91%, 7/23/2025	260	275
Comcast Corp.
3.00%, 2/1/2024	1,168	1,184
3.38%, 2/15/2025	1,226	1,261
3.95%, 10/15/2025	209	221
3.15%, 3/1/2026	221	224
3.90%, 3/1/2038	1,136	1,150
Cox Communications, Inc. 3.50%, 8/15/2027(b)	615	610

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Discovery Communications LLC 4.38%, 6/15/2021	422	436
Fox Corp. 4.71%, 1/25/2029(b)	110	120
Grupo Televisa SAB (Mexico) 4.63%, 1/30/2026	285	294
Time Warner Entertainment Co. LP 8.38%, 7/15/2033	500	651

		7,464

Metals & Mining — 0.2%
Anglo American Capital plc (South Africa) 4.50%, 3/15/2028(b)	1,000	1,003
Glencore Funding LLC (Switzerland) 4.88%, 3/12/2029(b)	500	507
Nucor Corp. 4.00%, 8/1/2023	305	321
Vale Overseas Ltd. (Brazil) 6.25%, 8/10/2026	306	332

		2,163

Multiline Retail — 0.0%(a)
Nordstrom, Inc. 4.00%, 10/15/2021	175	180

Multi-Utilities — 0.4%
CMS Energy Corp. 2.95%, 2/15/2027	170	166
Consolidated Edison Co. of New York, Inc. 3.80%, 5/15/2028	690	737
Consumers Energy Co. 2.85%, 5/15/2022	137	139
Dominion Energy, Inc. Series B, 2.75%, 9/15/2022	350	350
DTE Energy Co. Series F, 3.85%, 12/1/2023	784	815
NiSource, Inc.
2.65%, 11/17/2022	184	183
3.85%, 2/15/2023	300	309
3.95%, 3/30/2048	100	96
Sempra Energy 4.05%, 12/1/2023	192	200
Southern Co. Gas Capital Corp.
5.25%, 8/15/2019	550	553
3.50%, 9/15/2021	939	954

		4,502

Oil, Gas & Consumable Fuels — 3.0%
Andeavor Logistics LP 4.25%, 12/1/2027	118	121
APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027(b)	922	958
BP Capital Markets America, Inc.
3.25%, 5/6/2022	712	729
3.22%, 4/14/2024	1,317	1,344
Buckeye Partners LP
4.35%, 10/15/2024	300	295
3.95%, 12/1/2026	355	326
Cenovus Energy, Inc. (Canada) 3.80%, 9/15/2023	1,200	1,222
Chevron Corp.
2.36%, 12/5/2022	1,000	999
3.19%, 6/24/2023	285	293
CNOOC Nexen Finance 2014 ULC (China) 4.25%, 4/30/2024	833	875
Ecopetrol SA (Colombia)
4.13%, 1/16/2025	467	471
5.38%, 6/26/2026	773	823
Energy Transfer Operating LP
3.60%, 2/1/2023	267	270
4.90%, 2/1/2024	570	605
4.05%, 3/15/2025	182	186
Eni SpA (Italy) Series X-R, 4.00%, 9/12/2023(b)	1,145	1,180
Enterprise Products Operating LLC
3.35%, 3/15/2023	225	229
3.90%, 2/15/2024	263	274
3.75%, 2/15/2025	150	156
3.70%, 2/15/2026	651	668
3.95%, 2/15/2027	596	622
EOG Resources, Inc. 2.63%, 3/15/2023	240	240
Equinor ASA (Norway) 2.65%, 1/15/2024	1,179	1,182
Exxon Mobil Corp. 2.71%, 3/6/2025	1,200	1,207
Magellan Midstream Partners LP 4.25%, 2/1/2021	1,294	1,326
Marathon Petroleum Corp. 3.63%, 9/15/2024	964	986
MPLX LP 4.13%, 3/1/2027	518	525
Noble Energy, Inc. 3.85%, 1/15/2028	350	351
Occidental Petroleum Corp. 2.70%, 2/15/2023	441	440
ONEOK Partners LP 4.90%, 3/15/2025	1,800	1,934
Petroleos Mexicanos (Mexico)
6.38%, 2/4/2021	466	484
4.88%, 1/18/2024	270	269
6.88%, 8/4/2026	731	759
5.35%, 2/12/2028	395	368
Phillips 66
4.30%, 4/1/2022	173	181
3.90%, 3/15/2028	320	329
Plains All American Pipeline LP
3.65%, 6/1/2022	705	716
3.85%, 10/15/2023	400	410
Suncor Energy, Inc. (Canada)
3.60%, 12/1/2024	350	361
5.95%, 12/1/2034	1,000	1,249
Sunoco Logistics Partners Operations LP
5.50%, 2/15/2020	700	712
5.95%, 12/1/2025	506	566
TC PipeLines LP 3.90%, 5/25/2027	141	141

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Texas Eastern Transmission LP 2.80%, 10/15/2022(b)	1,153	1,147
Total Capital Canada Ltd. (France) 2.75%, 7/15/2023	821	827
Total Capital International SA (France)
2.70%, 1/25/2023	200	201
3.75%, 4/10/2024	1,003	1,056
TransCanada PipeLines Ltd. (Canada) 3.75%, 10/16/2023	2,345	2,426
Williams Cos., Inc. (The) 3.90%, 1/15/2025	262	270

		33,309

Pharmaceuticals — 0.8%
Bristol-Myers Squibb Co.
2.00%, 8/1/2022	1,210	1,196
3.40%, 7/26/2029(b)	561	576
Eli Lilly & Co. 3.38%, 3/15/2029	600	622
GlaxoSmithKline Capital, Inc. (United Kingdom) 2.80%, 3/18/2023	1,875	1,891
Merck & Co., Inc. 3.40%, 3/7/2029	1,250	1,296
Mylan, Inc. 3.13%, 1/15/2023(b)	600	578
Novartis Capital Corp. (Switzerland) 3.00%, 11/20/2025	1,153	1,173
Pfizer, Inc. 3.20%, 9/15/2023	1,000	1,028
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	700	689

		9,049

Real Estate Management & Development — 0.1%
Mitsui Fudosan Co. Ltd. (Japan) 3.65%, 7/20/2027(b)	219	227
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027(b)	325	341

		568

Road & Rail — 1.1%
Avolon Holdings Funding Ltd. (Ireland) 3.95%, 7/1/2024(b)	260	258
Burlington Northern Santa Fe LLC
3.60%, 9/1/2020	125	126
4.10%, 6/1/2021	2,000	2,060
Canadian Pacific Railway Co. (Canada) 4.50%, 1/15/2022	1,146	1,196
CSX Corp. 3.25%, 6/1/2027	1,068	1,074
ERAC USA Finance LLC
4.50%, 8/16/2021(b)	315	327
3.85%, 11/15/2024(b)	650	676
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	400	412
Norfolk Southern Corp.
3.25%, 12/1/2021	829	842
2.90%, 2/15/2023	562	567
3.85%, 1/15/2024	750	787
Penske Truck Leasing Co. LP
2.50%, 6/15/2019(b)	263	263
4.20%, 4/1/2027(b)	1,250	1,282
Ryder System, Inc. 2.45%, 9/3/2019	555	554
Union Pacific Corp.
3.75%, 3/15/2024	1,200	1,259
3.25%, 1/15/2025	850	871

		12,554

Semiconductors & Semiconductor Equipment — 0.3%
Analog Devices, Inc.
2.95%, 1/12/2021	600	603
3.13%, 12/5/2023	122	123
Broadcom Corp. 3.63%, 1/15/2024	1,054	1,045
Intel Corp. 3.10%, 7/29/2022	728	746
QUALCOMM, Inc. 3.25%, 5/20/2027	313	312
Texas Instruments, Inc. 2.75%, 3/12/2021	790	797

		3,626

Software — 0.7%
Microsoft Corp.
4.20%, 6/1/2019	1,500	1,500
2.38%, 5/1/2023	181	182
2.88%, 2/6/2024	1,508	1,541
3.13%, 11/3/2025	800	828
Oracle Corp.
2.50%, 5/15/2022	540	541
2.50%, 10/15/2022	1,285	1,284
2.95%, 11/15/2024	1,000	1,013
2.65%, 7/15/2026	600	590
6.50%, 4/15/2038	50	67

		7,546

Specialty Retail — 0.4%
Advance Auto Parts, Inc. 4.50%, 12/1/2023	250	265
Home Depot, Inc. (The)
2.00%, 6/15/2019	531	531
2.70%, 4/1/2023	450	454
3.75%, 2/15/2024	986	1,040
Lowe’s Cos., Inc.
3.13%, 9/15/2024	1,004	1,019
3.65%, 4/5/2029	238	241
O’Reilly Automotive, Inc.
3.55%, 3/15/2026	300	304
3.60%, 9/1/2027	463	464

		4,318

Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc.
3.00%, 2/9/2024	1,054	1,074
2.75%, 1/13/2025	700	702
3.20%, 5/13/2025	1,154	1,186

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
3.25%, 2/23/2026	800		820
3.35%, 2/9/2027	226		233
2.90%, 9/12/2027	224		224

			4,239

Tobacco — 0.2%
BAT Capital Corp. (United Kingdom) 3.22%, 8/15/2024	1,000		990
Philip Morris International, Inc. 3.38%, 8/11/2025	850		873

			1,863

Trading Companies & Distributors — 0.2%
Air Lease Corp.
3.88%, 7/3/2023	400		409
3.63%, 4/1/2027	240		233
Aircastle Ltd. 4.40%, 9/25/2023	550		563
Aviation Capital Group LLC
3.88%, 5/1/2023(b)	390		399
4.38%, 1/30/2024(b)	200		208
BOC Aviation Ltd. (Singapore)
2.38%, 9/15/2021(b)	500		492
3.50%, 10/10/2024(b)	400		402

			2,706

Water Utilities — 0.2%
American Water Capital Corp.
3.85%, 3/1/2024	1,400		1,464
3.40%, 3/1/2025	364		375

			1,839

Wireless Telecommunication Services — 0.2%
America Movil SAB de CV (Mexico) 3.13%, 7/16/2022	379		383
Rogers Communications, Inc. (Canada) 3.63%, 12/15/2025	608		626
Vodafone Group plc (United Kingdom) 2.95%, 2/19/2023	1,400		1,406

			2,415

TOTAL CORPORATE BONDS (Cost $359,872)			367,403

U.S. TREASURY OBLIGATIONS — 22.9%
U.S. Treasury Inflation Indexed Notes
0.13%, 4/15/2020(e)	47,933		51,625
0.13%, 4/15/2021	4,366		4,638
0.63%, 7/15/2021	9,878		11,210
0.13%, 4/15/2022	32,366		33,546
0.38%, 7/15/2025	104,565		112,671
0.38%, 1/15/2027	36,276		38,208

TOTAL U.S. TREASURY OBLIGATIONS (Cost $249,157)			251,898

COLLATERALIZED MORTGAGE OBLIGATIONS — 10.9%
Bear Stearns ALT-A Trust Series 2004-6, Class 1A, 3.07%, 7/25/2034(f)	185		185
CHL Mortgage Pass-Through Trust Series 2004-8, Class 2A1, 4.50%, 6/25/2019	—	(g)	—	(g)
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3A4, 5.25%, 9/25/2033	14		14
Series 2004-HYB4, Class WA, 4.85%, 12/25/2034‡(f)	34		35
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-27, Class 5A4, 5.25%, 11/25/2033	26		27
FHLMC REMIC
Series 2828, Class JE, 4.50%, 7/15/2019	—	(g)	—	(g)
Series 2875, Class HB, 4.00%, 10/15/2019	—	(g)	—	(g)
Series 2899, Class HB, 4.00%, 12/15/2019	8		8
Series 2920, Class KT, 4.50%, 1/15/2020	—	(g)	—	(g)
Series 2929, Class KG, 4.50%, 2/15/2020	—	(g)	—	(g)
Series 3874, Class DW, 3.50%, 6/15/2021	1,426		1,437
Series 3294, Class DB, 4.50%, 3/15/2022	91		91
Series 3372, Class BD, 4.50%, 10/15/2022	3		3
Series 2595, Class HJ, 5.00%, 3/15/2023	1		1
Series 2626, Class JC, 5.00%, 6/15/2023	596		616
Series 2649, Class WB, 3.50%, 7/15/2023	227		230
Series 1578, Class K, 6.90%, 9/15/2023	12		13
Series 2685, Class DT, 5.00%, 10/15/2023	475		494
Series 2687, Class JH, 5.00%, 10/15/2023	107		111
Series 2701, Class AC, 5.00%, 11/15/2023	708		736
Series 3521, Class B, 4.00%, 4/15/2024	547		560
Series 3544, Class BC, 4.00%, 6/15/2024	50		51
Series 3546, Class NB, 4.00%, 6/15/2024	2,360		2,446
Series 3562, Class JC, 4.00%, 8/15/2024	1,098		1,133
Series 3563, Class BD, 4.00%, 8/15/2024	725		755
Series 3571, Class MY, 4.00%, 9/15/2024	259		266

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 3575, Class EB, 4.00%, 9/15/2024	756	787
Series 3577, Class B, 4.00%, 9/15/2024	1,196	1,233
Series 3578, Class KB, 4.00%, 9/15/2024	185	191
Series 2989, Class TG, 5.00%, 6/15/2025	650	680
Series 2988, Class TY, 5.50%, 6/15/2025	27	29
Series 3816, Class HA, 3.50%, 11/15/2025	1,661	1,726
Series 3087, Class KX, 5.50%, 12/15/2025	72	75
Series 3787, Class AY, 3.50%, 1/15/2026	944	968
Series 3794, Class LB, 3.50%, 1/15/2026	833	853
Series 3102, Class CE, 5.50%, 1/15/2026	993	1,051
Series 3123, Class HT, 5.00%, 3/15/2026	98	102
Series 3121, Class JD, 5.50%, 3/15/2026	29	31
Series 3150, Class EQ, 5.00%, 5/15/2026	375	391
Series 3898, Class KH, 3.50%, 6/15/2026	821	850
Series 3885, Class AC, 4.00%, 6/15/2026	812	834
Series 3911, Class B, 3.50%, 8/15/2026	1,226	1,262
Series 3959, Class PB, 3.00%, 11/15/2026	2,500	2,578
Series 4337, Class VJ, 3.50%, 6/15/2027	2,005	2,104
Series 3337, Class MD, 5.50%, 6/15/2027	53	57
Series 2110, Class PG, 6.00%, 1/15/2029	127	140
Series 3755, Class ML, 5.50%, 6/15/2029	20	20
Series 3563, Class LB, 4.00%, 8/15/2029	31	33
Series 3653, Class B, 4.50%, 4/15/2030	186	199
Series 3824, Class EY, 3.50%, 3/15/2031	478	501
Series 2525, Class AM, 4.50%, 4/15/2032	749	804
Series 2441, Class GF, 6.50%, 4/15/2032	27	31
Series 2436, Class MC, 7.00%, 4/15/2032	19	22
Series 2760, Class KT, 4.50%, 9/15/2032	103	108
Series 2505, Class D, 5.50%, 9/15/2032	156	174
Series 2544, Class KE, 5.50%, 12/15/2032	77	86
Series 2557, Class HL, 5.30%, 1/15/2033	196	217
Series 2575, Class PE, 5.50%, 2/15/2033	60	67
Series 2586, Class WG, 4.00%, 3/15/2033	247	262
Series 2596, Class QD, 4.00%, 3/15/2033	208	220
Series 2621, Class QH, 5.00%, 5/15/2033	221	244
Series 2649, Class PJ, 3.50%, 6/15/2033	18	18
Series 2624, Class QH, 5.00%, 6/15/2033	297	330
Series 2648, Class BK, 5.00%, 7/15/2033	19	21
Series 4238, Class UY, 3.00%, 8/15/2033	3,650	3,704
Series 2673, Class PE, 5.50%, 9/15/2033	505	568
Series 2696, Class DG, 5.50%, 10/15/2033	405	454
Series 2725, Class TA, 4.50%, 12/15/2033	284	319
Series 2733, Class ME, 5.00%, 1/15/2034	450	496
Series 2768, Class PK, 5.00%, 3/15/2034	261	282
Series 3659, Class VG, 5.00%, 9/15/2034	530	554
Series 2934, Class KG, 5.00%, 2/15/2035	310	345
Series 3077, Class TO, PO, 4/15/2035	22	20
Series 2960, Class JH, 5.50%, 4/15/2035	923	1,025
Series 3082, Class PW, 5.50%, 12/15/2035	65	73
Series 3084, Class BH, 5.50%, 12/15/2035	1,466	1,645
Series 3098, Class KG, 5.50%, 1/15/2036	1,290	1,457
Series 3136, Class CO, PO, 4/15/2036	45	41
Series 3145, Class AJ, 5.50%, 4/15/2036	47	51
Series 3819, Class ZQ, 6.00%, 4/15/2036	890	1,017
Series 3200, PO, 8/15/2036	88	79
Series 3270, Class AT, 5.50%, 1/15/2037	41	47
Series 3272, Class PA, 6.00%, 2/15/2037	10	11
Series 3348, Class HT, 6.00%, 7/15/2037	70	80
Series 3747, Class PA, 4.00%, 4/15/2038	234	237

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 3740, Class BP, 4.50%, 4/15/2038	146		147
Series 4085, Class FB, 2.84%, 1/15/2039(f)	332		334
Series 3501, Class A, 4.50%, 1/15/2039	246		256
Series 3508, Class PK, 4.00%, 2/15/2039	6		6
Series 3513, Class A, 4.50%, 2/15/2039	23		25
Series 4219, Class JA, 3.50%, 8/15/2039	1,764		1,813
Series 3797, Class PA, 4.50%, 8/15/2039	28		28
Series 3827, Class BM, 5.50%, 8/15/2039	409		420
Series 3653, Class HJ, 5.00%, 4/15/2040	1,167		1,281
Series 3677, Class KB, 4.50%, 5/15/2040	1,974		2,117
Series 3677, Class PB, 4.50%, 5/15/2040	1,193		1,295
Series 3904, Class EC, 2.00%, 8/15/2040	392		393
Series 3715, Class PC, 4.50%, 8/15/2040	260		280
Series 3955, Class HB, 3.00%, 12/15/2040	305		311
Series 3828, Class PU, 4.50%, 3/15/2041	151		160
Series 3852, Class TP, IF, 5.50%, 5/15/2041(f)	541		596
Series 3956, Class EB, 3.25%, 11/15/2041	2,311		2,384
Series 3963, Class JB, 4.50%, 11/15/2041	1,650		1,867
Series 4026, Class MQ, 4.00%, 4/15/2042	151		161
Series 4616, Class HP, 3.00%, 9/15/2046	2,495		2,548
Series 3688, Class GT, 7.36%, 11/15/2046(f)	48		56
FHLMC STRIPS Series 262, Class 35, 3.50%, 7/15/2042	1,230		1,282
FNMA REMIC
Series 2009-78, Class J, 5.00%, 9/25/2019	—	(g)	—	(g)
Series 2010-103, Class GB, 4.00%, 9/25/2020	780		781
Series 2010-135, Class HE, 3.00%, 1/25/2021	49		49
Series 2011-75, Class BL, 3.50%, 8/25/2021	1,327		1,336
Series 2007-113, Class DB, 4.50%, 12/25/2022	12		12
Series 2003-5, Class EQ, 5.50%, 2/25/2023	48		49
Series 2003-48, Class TC, 5.00%, 6/25/2023	58		60
Series 2003-55, Class HY, 5.00%, 6/25/2023	51		52
Series 2008-70, Class BY, 4.00%, 8/25/2023	51		52
Series 2006-22, Class CE, 4.50%, 8/25/2023	177		182
Series 2008-65, Class CD, 4.50%, 8/25/2023	16		16
Series 2004-44, Class KT, 6.00%, 6/25/2024	222		229
Series 2004-53, Class NC, 5.50%, 7/25/2024	78		81
Series 2009-71, Class MB, 4.50%, 9/25/2024	51		53
Series 2004-70, Class EB, 5.00%, 10/25/2024	155		161
Series 2010-49, Class KB, 4.00%, 5/25/2025	925		943
Series 2010-41, Class DC, 4.50%, 5/25/2025	313		321
Series 1997-57, Class PN, 5.00%, 9/18/2027	168		179
Series 2009-39, Class LB, 4.50%, 6/25/2029	133		139
Series 2009-96, Class DB, 4.00%, 11/25/2029	188		194
Series 2010-28, Class DE, 5.00%, 4/25/2030	403		437
Series 2001-63, Class TC, 6.00%, 12/25/2031	77		86
Series 2001-81, Class HE, 6.50%, 1/25/2032	197		223
Series 2002-75, Class GB, 5.50%, 11/25/2032	97		100
Series 2011-39, Class ZA, 6.00%, 11/25/2032	767		867
Series 2002-85, Class PE, 5.50%, 12/25/2032	67		74
Series 2003-21, Class OU, 5.50%, 3/25/2033	45		50
Series 2003-26, Class EB, 3.50%, 4/25/2033	800		822
Series 2003-23, Class CH, 5.00%, 4/25/2033	54		58
Series 2003-63, Class YB, 5.00%, 7/25/2033	151		168
Series 2003-69, Class N, 5.00%, 7/25/2033	289		320
Series 2003-80, Class QG, 5.00%, 8/25/2033	432		474
Series 2003-85, Class QD, 5.50%, 9/25/2033	180		200
Series 2003-94, Class CE, 5.00%, 10/25/2033	46		49
Series 2005-5, Class CK, 5.00%, 1/25/2035	318		344
Series 2005-29, Class WC, 4.75%, 4/25/2035	626		664
Series 2005-48, Class TD, 5.50%, 6/25/2035	294		335

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2005-53, Class MJ, 5.50%, 6/25/2035	438	489
Series 2005-62, Class CP, 4.75%, 7/25/2035	39	40
Series 2005-58, Class EP, 5.50%, 7/25/2035	45	49
Series 2005-68, Class BE, 5.25%, 8/25/2035	250	281
Series 2005-68, Class PG, 5.50%, 8/25/2035	194	213
Series 2005-110, Class MB, 5.50%, 9/25/2035	7	7
Series 2005-102, Class PG, 5.00%, 11/25/2035	595	660
Series 2005-110, Class GL, 5.50%, 12/25/2035	688	771
Series 2006-49, Class PA, 6.00%, 6/25/2036	76	87
Series 2009-19, Class PW, 4.50%, 10/25/2036	440	470
Series 2006-114, Class HE, 5.50%, 12/25/2036	495	555
Series 2007-33, Class HE, 5.50%, 4/25/2037	40	45
Series 2007-65, Class KI, IF, IO, 4.19%, 7/25/2037(f)	10	1
Series 2007-71, Class KP, 5.50%, 7/25/2037	78	84
Series 2007-71, Class GB, 6.00%, 7/25/2037	291	331
Series 2009-86, Class OT, PO, 10/25/2037	55	50
Series 2013-83, Class CA, 3.50%, 10/25/2037	673	681
Series 2010-9, Class MD, 5.00%, 2/25/2038	120	125
Series 2011-22, Class MA, 6.50%, 4/25/2038	170	175
Series 2008-72, Class BX, 5.50%, 8/25/2038	27	30
Series 2008-74, Class B, 5.50%, 9/25/2038	12	13
Series 2009-62, Class HJ, 6.00%, 5/25/2039	391	418
Series 2009-37, Class KI, IF, IO, 3.57%, 6/25/2039(f)	14	1
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	18	3
Series 2009-92, Class AD, 6.00%, 11/25/2039	1,076	1,170
Series 2009-112, Class ST, IF, IO, 3.82%, 1/25/2040(f)	129	20
Series 2010-22, Class PE, 5.00%, 3/25/2040	3,016	3,257
Series 2010-35, Class SB, IF, IO, 3.99%, 4/25/2040(f)	49	7
Series 2010-37, Class CY, 5.00%, 4/25/2040	1,726	1,847
Series 2010-54, Class EA, 4.50%, 6/25/2040	67	70
Series 2010-64, Class DM, 5.00%, 6/25/2040	11	12
Series 2010-71, Class HJ, 5.50%, 7/25/2040	228	255
Series 2010-123, Class BP, 4.50%, 11/25/2040	4,216	4,542
Series 2011-5, Class CP, 4.50%, 11/25/2040	323	337
Series 2011-41, Class KL, 4.00%, 5/25/2041	1,006	1,069
Series 2011-50, Class LP, 4.00%, 6/25/2041	500	537
Series 2012-137, Class CF, 2.73%, 8/25/2041(f)	747	745
Series 2012-103, Class DA, 3.50%, 10/25/2041	327	339
Series 2012-14, Class DE, 3.50%, 3/25/2042	1,000	1,034
Series 2012-139, Class JA, 3.50%, 12/25/2042	663	692
Series 2013-104, Class CY, 5.00%, 10/25/2043	2,250	2,629
Series 2009-96, Class CB, 4.00%, 11/25/2049	33	34
FNMA STRIPS
Series 293, Class 1, PO, 12/25/2024	22	21
Series 314, Class 1, PO, 7/25/2031	55	49
G2 4.000000 4.50%, 4/20/2049(h)	1,200	1,264
GNMA
Series 2002-44, Class JC, 6.00%, 7/20/2032	35	37
Series 2002-79, Class KL, 5.50%, 11/20/2032	340	362
Series 2003-10, Class KJ, 5.50%, 2/20/2033	91	101
Series 2003-29, Class PD, 5.50%, 4/16/2033	339	372
Series 2003-33, Class NE, 5.50%, 4/16/2033	200	215
Series 2003-65, Class AP, 5.50%, 8/20/2033	125	139
Series 2003-77, Class TK, 5.00%, 9/16/2033	437	466
Series 2004-16, Class GC, 5.50%, 2/20/2034	1,301	1,458
Series 2004-54, Class BG, 5.50%, 7/20/2034	28	31
Series 2004-93, Class PD, 5.00%, 11/16/2034	828	894
Series 2004-101, Class BE, 5.00%, 11/20/2034	683	754
Series 2005-11, Class PL, 5.00%, 2/20/2035	316	349

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2005-26, Class XY, 5.50%, 3/20/2035	1,186		1,331
Series 2005-33, Class AY, 5.50%, 4/16/2035	299		329
Series 2005-49, Class B, 5.50%, 6/20/2035	102		115
Series 2005-51, Class DC, 5.00%, 7/20/2035	254		279
Series 2005-56, Class BD, 5.00%, 7/20/2035	40		43
Series 2006-7, Class ND, 5.50%, 8/20/2035	39		44
Series 2007-37, Class LB, 5.50%, 6/16/2037	285		318
Series 2008-58, Class PD, 5.50%, 8/16/2037	58		59
Series 2007-79, Class BL, 5.75%, 8/20/2037	214		237
Series 2009-106, Class ST, IF, IO, 3.56%, 2/20/2038(f)	200		30
Series 2008-7, Class PQ, 5.00%, 2/20/2038	450		502
Series 2008-9, Class PW, 5.25%, 2/20/2038	667		739
Series 2008-23, Class YA, 5.25%, 3/20/2038	154		165
Series 2008-35, Class NF, 5.00%, 4/20/2038	153		167
Series 2008-34, Class PG, 5.25%, 4/20/2038	181		198
Series 2008-33, Class PB, 5.50%, 4/20/2038	566		633
Series 2008-38, Class BG, 5.00%, 5/16/2038	884		980
Series 2008-43, Class NB, 5.50%, 5/20/2038	248		278
Series 2010-7, Class EA, 5.00%, 6/16/2038	115		118
Series 2008-56, Class PX, 5.50%, 6/20/2038	487		542
Series 2008-58, Class PE, 5.50%, 7/16/2038	1,247		1,409
Series 2008-62, Class SA, IF, IO, 3.71%, 7/20/2038(f)	4		1
Series 2008-76, Class US, IF, IO, 3.46%, 9/20/2038(f)	111		15
Series 2011-97, Class WA, 6.13%, 11/20/2038(f)	1,250		1,416
Series 2008-95, Class DS, IF, IO, 4.86%, 12/20/2038(f)	104		14
Series 2009-15, Class NA, 5.00%, 12/20/2038	7		7
Series 2009-14, Class AG, 4.50%, 3/20/2039	175		187
Series 2009-72, Class SM, IF, IO, 3.81%, 8/16/2039(f)	260		35
Series 2009-61, Class AP, 4.00%, 8/20/2039	24		25
Series 2010-130, Class BD, 4.00%, 12/20/2039	358		373
Series 2010-157, Class OP, PO, 12/20/2040	227		193
Series 2014-H11, Class VA, 2.99%, 6/20/2064(f)	1,624		1,624
Series 2015-H20, Class FA, 2.96%, 8/20/2065(f)	2,275		2,273
Series 2015-H26, Class FG, 3.01%, 10/20/2065(f)	1,627		1,628
GSR Mortgage Loan Trust Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	154		159
JP Morgan Mortgage Trust
Series 2006-A2, Class 5A3, 4.63%, 11/25/2033(f)	342		355
Series 2007-A1, Class 5A5, 4.68%, 7/25/2035(f)	71		74
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 4.83%, 4/21/2034(f)	89		92
MASTR Asset Securitization Trust Series 2003-11, Class 8A1, 5.50%, 12/25/2033	78		79
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 3.07%, 10/25/2028(f)	158		158
Series 2004-B, Class A1, 2.93%, 5/25/2029(f)	220		218
Morgan Stanley Mortgage Loan Trust Series 2004-3, Class 4A, 5.63%, 4/25/2034(f)	46		50
PHH Mortgage Trust Series 2008-CIM2, Class 5A1, 6.00%, 7/25/2038	16		17
Prime Mortgage Trust Series 2004-2, Class A2, 4.75%, 11/25/2019	1		1
RALI Trust Series 2004-QS3, Class CB, 5.00%, 3/25/2019	—	(g)	—	(g)
Seasoned Loans Structured Transaction Series 2018-2, Class A1, 3.50%, 11/25/2028	853		886
Sequoia Mortgage Trust Series 2004-11, Class A1, 3.04%, 12/20/2034(f)	348		348
Structured Asset Mortgage Investments II Trust Series 2003-AR4, Class A1, 3.14%, 1/19/2034(f)	167		165
Thornburg Mortgage Securities Trust Series 2004-4, Class 3A, 4.23%, 12/25/2044(f)	284		290
Vendee Mortgage Trust Series 2003-2, Class Z, 5.00%, 5/15/2033	744		818
WaMu Mortgage Pass-Through Certificates Trust Series 2003-AR11, Class A6, 4.34%, 10/25/2033(f)	155		160
Wells Fargo Mortgage-Backed Securities Trust Series 2004-P, Class 2A1, 4.65%, 9/25/2034(f)	404		420

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $118,388)			120,220

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MORTGAGE-BACKED SECURITIES — 10.7%
FHLMC Gold Pools, 15 Year Pool # G13603, 5.50%, 2/1/2024	10	11
FHLMC Gold Pools, 20 Year Pool # C91030, 5.50%, 5/1/2027	80	85
FHLMC Gold Pools, 30 Year
Pool # A15232, 5.00%, 10/1/2033	180	194
Pool # A57681, 6.00%, 12/1/2036	2	2
Pool # G06493, 4.50%, 5/1/2041	1,078	1,153
FHLMC Gold Pools, Other Pool # U90690, 3.50%, 6/1/2042	1,219	1,255
FNMA Pool # AM2292, ARM, 2.86%, 1/1/2023(f)	1,561	1,560
FNMA, Other
Pool # AM0081, 1.94%, 7/1/2019	1,816	1,812
Pool # AD0851, 4.37%, 2/1/2020	307	310
Pool # AM3498, 2.01%, 6/1/2020	4,800	4,774
Pool # AM3165, 3.05%, 10/1/2020	1,827	1,841
Pool # 465973, 3.59%, 10/1/2020	1,037	1,047
Pool # 465721, 4.04%, 10/1/2020	1,000	1,023
Pool # 466430, 3.37%, 11/1/2020	1,409	1,430
Pool # 467757, 4.33%, 4/1/2021	1,757	1,806
Pool # 468066, 4.30%, 6/1/2021	3,099	3,214
Pool # 468614, 3.86%, 7/1/2021	1,129	1,168
Pool # 468159, 4.26%, 7/1/2021	959	1,000
Pool # AM6602, 2.63%, 9/1/2021	1,310	1,320
Pool # 469384, 3.11%, 10/1/2021	1,273	1,302
Pool # 469873, 3.03%, 12/1/2021	1,201	1,220
Pool # AM7739, 2.40%, 1/1/2022	1,467	1,472
Pool # AL2044, 3.82%, 5/1/2022	1,680	1,738
Pool # 471513, 2.90%, 6/1/2022	1,037	1,059
Pool # 471881, 2.67%, 7/1/2022	2,000	2,031
Pool # 471828, 2.65%, 8/1/2022	2,000	2,030
Pool # AM1804, 2.19%, 12/1/2022	869	872
Pool # AM1619, 2.34%, 12/1/2022	2,398	2,414
Pool # AM2285, 2.41%, 1/1/2023	3,532	3,572
Pool # AM2697, 2.53%, 3/1/2023	1,944	1,975
Pool # AL3594, 2.71%, 4/1/2023	2,359	2,401
Pool # AM3301, 2.35%, 5/1/2023	2,235	2,257
Pool # AM3244, 2.52%, 5/1/2023	3,000	3,040
Pool # AM3432, 2.40%, 7/1/2023	3,045	3,083
Pool # AM4628, 3.69%, 11/1/2023	1,142	1,218
Pool # AM4716, 3.38%, 12/1/2023	1,466	1,545
Pool # AM8674, 2.81%, 4/1/2025	2,200	2,258
Pool # AM8846, 2.68%, 5/1/2025	1,953	1,997
Pool # AN0029, 3.10%, 9/1/2025	2,475	2,586
Pool # AN1413, 2.49%, 5/1/2026	850	856
Pool # AN1497, 2.61%, 6/1/2026	860	873
Pool # AN1243, 2.64%, 6/1/2026	1,600	1,624
Pool # AN1247, 2.64%, 6/1/2026	1,576	1,599
Pool # AN3076, 2.46%, 10/1/2026	1,700	1,703
Pool # BL1211, 4.01%, 2/1/2027	600	658
Pool # AM8529, 3.03%, 4/1/2027	2,400	2,489
Pool # AN6732, 2.83%, 5/1/2027	1,200	1,218
Pool # AN6733, 2.83%, 5/1/2027	1,200	1,218
Pool # AN7338, 3.06%, 11/1/2027	1,000	1,038

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Pool # AN7943, 3.10%, 1/1/2028	2,500		2,594
Pool # AN9486, 3.57%, 6/1/2028	3,716		3,973
Pool # AN2069, 2.35%, 8/1/2028	1,440		1,420
Pool # AN2466, 2.57%, 8/1/2028	2,400		2,392
Pool # AM4410, 4.25%, 10/1/2028	1,652		1,860
Pool # BL0907, 3.88%, 12/1/2028	700		764
Pool # AN6158, 2.99%, 7/1/2029	500		514
Pool # AN6099, 3.04%, 7/1/2029	500		516
Pool # AN5998, 3.06%, 7/1/2029	485		501
Pool # BM4162, 3.20%, 10/1/2029	497		512
Pool # 109707, 3.80%, 9/1/2033	863		926
Pool # MA1125, 4.00%, 7/1/2042	2,094		2,186
Pool # MA1437, 3.50%, 5/1/2043	2,168		2,231
Pool # MA1463, 3.50%, 6/1/2043	1,957		2,014
GNMA II, 30 Year
Pool # 4245, 6.00%, 9/20/2038	163		184
Pool # BA7567, 4.50%, 5/20/2048	3,846		4,072
Pool # BI0416, 4.50%, 11/20/2048	397		420
UMBS, 15 Year
Pool # 735208, 6.00%, 10/1/2019	—	(g)	—	(g)
Pool # 995381, 6.00%, 1/1/2024	4		5
UMBS, 20 Year
Pool # MA1138, 3.50%, 8/1/2032	963		997
UMBS, 30 Year
Pool # AL0045, 6.00%, 12/1/2032	364		408
Pool # 735503, 6.00%, 4/1/2035	91		102
Pool # 888460, 6.50%, 10/1/2036	546		642
Pool # 888890, 6.50%, 10/1/2037	14		16
Pool # 949320, 7.00%, 10/1/2037	45		48
Pool # 995149, 6.50%, 10/1/2038	32		37
Pool # 994410, 7.00%, 11/1/2038	251		299
Pool # AD9151, 5.00%, 8/1/2040	688		741
Pool # AE0681, 4.50%, 12/1/2040	1,298		1,388
Pool # BM3500, 4.00%, 9/1/2047	2,359		2,459
Pool # BM3499, 4.00%, 12/1/2047	2,585		2,696
Pool # BE8354, 4.00%, 3/1/2048	2,262		2,347

TOTAL MORTGAGE-BACKED SECURITIES (Cost $115,731)			117,615

COMMERCIAL MORTGAGE-BACKED SECURITIES — 10.6%
20 Times Square Trust Series 2018-20TS, Class A, 3.10%, 5/15/2035(b)(f)	1,162		1,185
BB-UBS Trust Series 2012-SHOW, Class A, 3.43%, 11/5/2036(b)	1,400		1,448
FHLMC Multifamily Structured Pass-Through Certificates
Series KJ02, Class A2, 2.60%, 9/25/2020	101		100
Series KJ08, Class A2, 2.36%, 8/25/2022	381		382
Series KJ18, Class A2, 3.07%, 8/25/2022	1,208		1,232
Series KF12, Class A, 3.18%, 9/25/2022(f)	231		231
Series KSMC, Class A2, 2.62%, 1/25/2023	5,000		5,060
Series KJ11, Class A2, 2.93%, 1/25/2023	1,626		1,659
Series K029, Class A2, 3.32%, 2/25/2023	2,045		2,122
Series K037, Class A2, 3.49%, 1/25/2024	4,000		4,201
Series K038, Class A2, 3.39%, 3/25/2024	1,000		1,047
Series K727, Class AM, 3.04%, 7/25/2024	1,400		1,435
Series J22F, Class A2, 4.09%, 9/25/2024	356		383
Series K729, Class A2, 3.14%, 10/25/2024	1,219		1,262
Series K046, Class A2, 3.21%, 3/25/2025	2,503		2,608
Series KL3L, Class ALNZ, 3.32%, 4/25/2025(f)	2,000		2,107
Series KPLB, Class A, 2.77%, 5/25/2025	1,750		1,776
Series K048, Class A2, 3.28%, 6/25/2025(f)	2,000		2,092
Series K049, Class A2, 3.01%, 7/25/2025	469		484
Series K060, Class A2, 3.30%, 10/25/2026	2,000		2,103

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series K066, Class A2, 3.12%, 6/25/2027	1,362	1,416
Series K067, Class A2, 3.19%, 7/25/2027	1,686	1,760
Series K069, Class A2, 3.19%, 9/25/2027(f)	3,500	3,650
Series K070, Class A2, 3.30%, 11/25/2027(f)	910	956
Series K072, Class A2, 3.44%, 12/25/2027	473	503
Series K073, Class A2, 3.35%, 1/25/2028	2,759	2,908
Series K081, Class A1, 3.88%, 2/25/2028	1,295	1,393
Series K077, Class A2, 3.85%, 5/25/2028(f)	1,690	1,851
Series K079, Class A2, 3.93%, 6/25/2028	3,600	3,956
Series K083, Class A2, 4.05%, 9/25/2028(f)	594	660
Series K078, Class A2, 3.85%, 6/25/2051	1,541	1,687
FNMA ACES
Series 2013-M7, Class A2, 2.28%, 12/27/2022	1,497	1,494
Series 2013-M13, Class A2, 2.55%, 4/25/2023(f)	2,277	2,293
Series 2014-M1, Class A2, 3.22%, 7/25/2023(f)	3,141	3,234
Series 2014-M2, Class A2, 3.51%, 12/25/2023(f)	2,990	3,124
Series 2014-M3, Class A2, 3.47%, 1/25/2024(f)	2,965	3,103
Series 2014-M9, Class A2, 3.10%, 7/25/2024(f)	4,756	4,901
Series 2014-M13, Class A2, 3.02%, 8/25/2024(f)	1,973	2,033
Series 2015-M1, Class A2, 2.53%, 9/25/2024	4,631	4,649
Series 2015-M3, Class A2, 2.72%, 10/25/2024	4,500	4,558
Series 2016-M6, Class A2, 2.49%, 5/25/2026	800	796
Series 2015-M10, Class A2, 3.09%, 4/25/2027(f)	1,400	1,440
Series 2017-M8, Class A2, 3.06%, 5/25/2027(f)	1,500	1,552
Series 2017-M12, Class A2, 3.08%, 6/25/2027(f)	1,345	1,395
Series 2017-M13, Class A2, 2.94%, 9/25/2027(f)	472	481
Series 2018-M2, Class A2, 2.90%, 1/25/2028(f)	3,400	3,477
Series 2018-M4, Class A2, 3.04%, 3/25/2028(f)	2,415	2,485
Series 2018-M9, Class APT2, 3.12%, 4/25/2028(f)	3,600	3,701
Series 2018-M14, Class A2, 3.58%, 8/25/2028(f)	400	430
Series 2017-M5, Class A2, 3.18%, 4/25/2029(f)	3,500	3,614
Series 2018-M3, Class A2, 3.09%, 2/25/2030(f)	1,384	1,421
Series 2018-M13, Class A1, 3.70%, 3/25/2030(f)	747	809
FREMF Mortgage Trust
Series 2015-K44, Class B, 3.68%, 1/25/2048(b)(f)	1,500	1,540
Series 2016-K722, Class B, 3.84%, 7/25/2049(b)(f)	735	751
ML-CFC Commercial Mortgage Trust Series 2006-4, Class XC, IO, 0.57%, 12/12/2049‡(b)(f)	511	—	(g)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A3, 3.67%, 2/15/2047	1,867	1,896
Morgan Stanley Capital I Trust
Series 2007-HQ11, Class X, IO, 0.31%, 2/12/2044‡(b)(f)	341	—	(g)
Series 2011-C3, Class A3, 4.05%, 7/15/2049	183	183
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030(b)	866	885
UBS-Barclays Commercial Mortgage Trust
Series 2013-C6, Class A4, 3.24%, 4/10/2046	1,486	1,528
Series 2012-C2, Class A4, 3.53%, 5/10/2063	1,040	1,072
VNDO Mortgage Trust Series 2013-PENN, Class A, 3.81%, 12/13/2029(b)	2,750	2,795
WFRBS Commercial Mortgage Trust Series 2012-C6, Class A4, 3.44%, 4/15/2045	1,800	1,835

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $113,466)		117,132

ASSET-BACKED SECURITIES — 8.8%
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025(b)	473	490
Series 2017-1, Class AA, 3.30%, 1/15/2030(b)	209	209
Ally Auto Receivables Trust
Series 2017-2, Class A3, 1.78%, 8/16/2021	382	381
Series 2017-3, Class A3, 1.74%, 9/15/2021	435	433
Series 2018-1, Class A3, 2.35%, 6/15/2022	856	856
Series 2018-2, Class A3, 2.92%, 11/15/2022	1,826	1,841
Series 2019-1, Class A3, 2.91%, 9/15/2023	522	530

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
American Airlines Pass-Through Trust
Series 2011-1, Class A, 5.25%, 1/31/2021	43	44
Series 2013-2, Class A, 4.95%, 1/15/2023	527	547
Series 2016-2, Class A, 3.65%, 6/15/2028	113	113
Series 2016-3, Class AA, 3.00%, 10/15/2028	183	181
Series 2017-1, Class AA, 3.65%, 2/15/2029	254	260
American Credit Acceptance Receivables Trust
Series 2018-3, Class B, 3.49%, 6/13/2022(b)	364	367
Series 2019-1, Class A, 3.06%, 7/12/2022(b)	697	699
American Express Credit Account Master Trust
Series 2017-1, Class A, 1.93%, 9/15/2022	600	598
Series 2019-1, Class A, 2.87%, 10/15/2024	1,120	1,141
AmeriCredit Automobile Receivables Trust
Series 2017-1, Class A3, 1.87%, 8/18/2021	59	59
Series 2017-2, Class A3, 1.98%, 12/20/2021	166	165
Series 2017-3, Class A3, 1.90%, 3/18/2022	292	291
Series 2017-4, Class A3, 2.04%, 7/18/2022	217	216
Series 2018-1, Class A3, 3.07%, 12/19/2022	1,194	1,203
Series 2018-2, Class A3, 3.15%, 3/20/2023	1,158	1,173
Series 2018-3, Class A3, 3.38%, 7/18/2023	1,000	1,018
Series 2019-1, Class A3, 2.97%, 11/20/2023	485	491
Ascentium Equipment Receivables Trust Series 2017-1A, Class A3, 2.29%, 6/10/2021(b)	162	161
AXIS Equipment Finance Receivables IV LLC Series 2016-1A, Class A, 2.21%, 11/20/2021(b)	137	137
B2R Mortgage Trust Series 2015-1, Class A1, 2.52%, 5/15/2048‡(b)	109	108
BMW Vehicle Lease Trust
Series 2017-1, Class A3, 1.98%, 5/20/2020	126	126
Series 2017-2, Class A3, 2.07%, 10/20/2020	260	260
Series 2018-1, Class A3, 3.26%, 7/20/2021	175	177
Business Jet Securities LLC Series 2018-1, Class A, 4.34%, 2/15/2033(b)	1,053	1,069
Cabela’s Credit Card Master Note Trust Series 2015-2, Class A1, 2.25%, 7/17/2023	463	463
CarMax Auto Owner Trust
Series 2016-1, Class A3, 1.61%, 11/16/2020	46	45
Series 2016-2, Class A3, 1.52%, 2/16/2021	163	163
Series 2016-4, Class A3, 1.40%, 8/15/2021	286	285
Series 2017-1, Class A3, 1.98%, 11/15/2021	964	962
Series 2017-3, Class A3, 1.97%, 4/15/2022	425	424
Series 2017-4, Class A3, 2.11%, 10/17/2022	182	181
Series 2018-1, Class A3, 2.48%, 11/15/2022	511	513
Series 2018-2, Class A3, 2.98%, 1/17/2023	1,132	1,145
Series 2018-3, Class A3, 3.13%, 6/15/2023	1,948	1,980
Series 2018-4, Class A3, 3.36%, 9/15/2023	277	284
Series 2019-1, Class A3, 3.05%, 3/15/2024	800	815
Citibank Credit Card Issuance Trust Series 2016-A1, Class A1, 1.75%, 11/19/2021	1,120	1,116
CNH Equipment Trust
Series 2017-A, Class A3, 2.07%, 5/16/2022	370	369
Series 2017-B, Class A3, 1.86%, 9/15/2022	367	365
Series 2017-C, Class A3, 2.08%, 2/15/2023	267	266
Continental Airlines Pass-Through Trust Series 2007-1, Class A, 5.98%, 4/19/2022	267	281
CPS Auto Receivables Trust
Series 2017-C, Class B, 2.30%, 7/15/2021(b)	339	339
Series 2018-D, Class A, 3.06%, 1/17/2022(b)	400	401
CPS Auto Trust Series 2018-C, Class A, 2.87%, 9/15/2021(b)	436	436
Credit Acceptance Auto Loan Trust
Series 2017-3A, Class A, 2.65%, 6/15/2026(b)	308	308
Series 2018-1A, Class A, 3.01%, 2/16/2027(b)	538	541
Series 2018-2A, Class A, 3.47%, 5/17/2027(b)	1,295	1,311
Dell Equipment Finance Trust
Series 2017-1, Class A3, 2.14%, 4/22/2022(b)	63	63
Series 2019-1, Class A3, 2.83%, 3/22/2024(b)	1,090	1,100

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Delta Air Lines Pass-Through Trust Series 2012-1, Class A, 4.75%, 5/7/2020	205	208
Drive Auto Receivables Trust
Series 2018-3, Class A3, 3.01%, 11/15/2021	575	575
Series 2018-5, Class A3, 3.34%, 10/15/2022	700	704
Series 2019-1, Class A3, 3.18%, 10/17/2022	835	841
Series 2018-4, Class B, 3.36%, 10/17/2022	1,155	1,160
Series 2018-2, Class C, 3.63%, 8/15/2024	1,200	1,214
DT Auto Owner Trust
Series 2017-3A, Class B, 2.40%, 5/17/2021(b)	34	34
Series 2018-1A, Class A, 2.59%, 5/17/2021(b)	134	135
Series 2018-2A, Class A, 2.84%, 9/15/2021(b)	583	583
Series 2018-3A, Class A, 3.02%, 2/15/2022(b)	654	656
Series 2019-1A, Class A, 3.08%, 9/15/2022(b)	613	615
Series 2019-2A, Class C, 3.18%, 2/18/2025(b)	650	656
Exeter Automobile Receivables Trust
Series 2018-1A, Class A, 2.21%, 5/17/2021(b)	24	24
Series 2018-3A, Class A, 2.90%, 1/18/2022(b)	513	514
Fifth Third Auto Trust Series 2019-1, Class A4, 2.69%, 11/16/2026	355	360
First Investors Auto Owner Trust
Series 2017-2A, Class A2, 2.27%, 7/15/2022(b)	349	348
Series 2018-1A, Class A2, 3.22%, 1/17/2023(b)	568	572
Series 2019-1A, Class A, 2.89%, 3/15/2024(b)	748	753
Flagship Credit Auto Trust
Series 2017-3, Class A, 1.88%, 10/15/2021(b)	230	229
Series 2018-2, Class A, 2.97%, 10/17/2022(b)	1,070	1,074
Series 2018-3, Class A, 3.07%, 2/15/2023(b)	594	597
Series 2017-2, Class B, 2.57%, 4/15/2023(b)	285	285
Series 2019-2, Class B, 2.92%, 4/15/2025(b)	650	655
Ford Credit Auto Lease Trust
Series 2017-B, Class A3, 2.03%, 12/15/2020	229	229
Series 2018-B, Class A4, 3.30%, 2/15/2022	819	833
Series 2019-A, Class A3, 2.90%, 5/15/2022	1,005	1,014
Ford Credit Auto Owner Trust
Series 2016-B, Class A3, 1.33%, 10/15/2020	41	41
Series 2017-A, Class A3, 1.67%, 6/15/2021	458	457
Series 2018-B, Class A4, 3.38%, 3/15/2024	340	351
GLS Auto Receivables Issuer Trust Series 2019-2A, Class A, 3.06%, 4/17/2023(b)	500	502
GM Financial Automobile Leasing Trust
Series 2017-1, Class A3, 2.06%, 5/20/2020	187	187
Series 2017-3, Class A3, 2.01%, 11/20/2020	122	121
Series 2018-2, Class A3, 3.06%, 6/21/2021	1,016	1,021
Series 2018-3, Class A3, 3.18%, 6/21/2021	1,067	1,077
Series 2018-1, Class A4, 2.68%, 12/20/2021	757	759
Series 2019-1, Class A3, 2.98%, 12/20/2021	800	808
GM Financial Consumer Automobile Series 2017-1A, Class A3, 1.78%, 10/18/2021(b)	281	280
GM Financial Consumer Automobile Receivables Trust
Series 2018-1, Class A3, 2.32%, 7/18/2022	216	216
Series 2018-2, Class A3, 2.81%, 12/16/2022	1,140	1,150
GMAT Trust Series 2013-1A, Class A, 6.97%, 11/25/2043‡(b)(d)	23	23
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048(b)	380	393
Honda Auto Receivables Owner Trust
Series 2016-3, Class A3, 1.16%, 5/18/2020	40	40
Series 2017-3, Class A3, 1.79%, 9/20/2021	253	253
Series 2018-2, Class A3, 3.01%, 5/18/2022	1,105	1,117
Hyundai Auto Lease Securitization Trust
Series 2018-B, Class A4, 3.20%, 6/15/2022(b)	1,275	1,290
Series 2019-A, Class A3, 2.98%, 7/15/2022(b)	1,185	1,199
Hyundai Auto Receivables Trust
Series 2017-A, Class A3, 1.76%, 8/16/2021	411	410
Series 2017-B, Class A3, 1.77%, 1/18/2022	640	637
Series 2018-A, Class A3, 2.79%, 7/15/2022	843	848
Series 2018-B, Class A3, 3.20%, 12/15/2022	655	665

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
John Deere Owner Trust
Series 2017-B, Class A3, 1.82%, 10/15/2021	198	197
Series 2018-B, Class A3, 3.08%, 11/15/2022	1,492	1,511
Mercedes-Benz Auto Lease Trust
Series 2018-A, Class A3, 2.41%, 2/16/2021	429	429
Series 2018-B, Class A3, 3.21%, 9/15/2021	585	591
Series 2019-A, Class A3, 3.10%, 11/15/2021	255	257
Mercedes-Benz Auto Receivables Trust Series 2016-1, Class A3, 1.26%, 2/16/2021	100	99
NextGear Floorplan Master Owner Trust Series 2017-1A, Class A2, 2.54%, 4/18/2022(b)	416	415
Nissan Auto Lease Trust
Series 2017-A, Class A3, 1.91%, 4/15/2020	201	201
Series 2017-B, Class A3, 2.05%, 9/15/2020	473	472
Series 2019-A, Class A4, 2.78%, 7/15/2024	305	308
Nissan Auto Receivables Owner Trust
Series 2015-C, Class A3, 1.37%, 5/15/2020	4	4
Series 2016-B, Class A3, 1.32%, 1/15/2021	89	89
Series 2017-C, Class A3, 2.12%, 4/18/2022	296	295
Series 2018-C, Class A3, 3.22%, 6/15/2023	980	999
OneMain Direct Auto Receivables Trust Series 2018-1A, Class A, 3.43%, 12/16/2024(b)	1,606	1,632
Santander Drive Auto Receivables Trust
Series 2018-1, Class A3, 2.32%, 8/16/2021	323	322
Series 2018-3, Class A3, 3.03%, 2/15/2022	527	528
Series 2018-4, Class A3, 3.01%, 3/15/2022	391	392
Series 2019-1, Class A3, 3.00%, 12/15/2022	380	383
Series 2019-2, Class A3, 2.59%, 5/15/2023	405	406
Santander Retail Auto Lease Trust
Series 2018-A, Class A3, 2.93%, 5/20/2021(b)	1,198	1,204
Series 2019-A, Class A3, 2.77%, 6/20/2022(b)	1,820	1,840
Saxon Asset Securities Trust Series 2003-1, Class AF6, 4.68%, 6/25/2033(d)	40	41
SoFi Consumer Loan Program LLC Series 2016-2, Class A, 3.09%, 10/27/2025(b)	107	107
SoFi Professional Loan Program LLC Series 2017-B, Class A1FX, 1.83%, 5/25/2040(b)	23	23
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	146	148
Synchrony Card Issuance Trust Series 2018-A1, Class A, 3.38%, 9/15/2024	2,600	2,664
Tesla Auto Lease Trust Series 2018-B, Class A, 3.71%, 8/20/2021(b)	946	959
Toyota Auto Receivables Owner Trust
Series 2016-B, Class A3, 1.30%, 4/15/2020	16	16
Series 2016-D, Class A3, 1.23%, 10/15/2020	200	199
Series 2017-A, Class A3, 1.73%, 2/16/2021	121	121
United Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.10%, 7/7/2028	1,289	1,286
Series 2016-2, Class AA, 2.88%, 10/7/2028	1,289	1,251
Series 2018-1, Class AA, 3.50%, 3/1/2030	806	821
Series 2018-1, Class A, 3.70%, 3/1/2030	761	760
US Auto Funding LLC Series 2019-1A, Class B, 3.99%, 12/15/2022(b)	700	708
Verizon Owner Trust Series 2018-A, Class A1A, 3.23%, 4/20/2023	1,040	1,060
VOLT LXIX LLC Series 2018-NPL5, Class A1A, 4.21%, 8/25/2048‡(b)(d)	665	669
VOLT LXVII LLC Series 2018-NPL3, Class A1, 4.38%, 6/25/2048‡(b)(d)	975	979
VOLT LXVIII LLC Series 2018-NPL4, Class A1A, 4.34%, 7/27/2048‡(b)(d)	810	814
VOLT LXX LLC Series 2018-NPL6, Class A1A, 4.11%, 9/25/2048‡(b)(d)	763	767
VOLT LXXIV LLC Series 2018-NP10, Class A1A, 4.58%, 11/25/2048‡(b)(d)	617	624
Westlake Automobile Receivables Trust Series 2018-1A, Class A2A, 2.24%, 12/15/2020(b)	221	221

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
World Financial Network Credit Card Master Trust
Series 2017-A, Class A, 2.12%, 3/15/2024	746	744
Series 2018-A, Class A, 3.07%, 12/16/2024	2,677	2,708
Series 2018-B, Class A, 3.46%, 7/15/2025	1,564	1,603
World Omni Auto Receivables Trust
Series 2017-B, Class A3, 1.95%, 2/15/2023	327	326
Series 2018-C, Class A3, 3.13%, 11/15/2023	2,085	2,124
Series 2019-B, Class A3, 2.59%, 7/15/2024	917	925
World Omni Automobile Lease Securitization Trust
Series 2017-A, Class A3, 2.13%, 4/15/2020	431	431
Series 2018-A, Class A3, 2.83%, 7/15/2021	890	894
Series 2018-B, Class A3, 3.19%, 12/15/2021	894	906
Series 2019-A, Class A3, 2.94%, 5/16/2022	900	912

TOTAL ASSET-BACKED SECURITIES (Cost $95,688)		96,598

U.S. GOVERNMENT AGENCY SECURITIES — 2.1%
FNMA 2.63%, 9/6/2024	21,959	22,602
Resolution Funding Corp. STRIPS 1.79%, 7/15/2020(i)	800	781

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $22,561)		23,383

FOREIGN GOVERNMENT SECURITIES — 0.3%
Republic of Colombia (Colombia) 7.38%, 9/18/2037	300	390
Republic of Panama (Panama) 4.00%, 9/22/2024	347	364
United Mexican States (Mexico)
3.63%, 3/15/2022	568	578
4.00%, 10/2/2023	694	716
3.60%, 1/30/2025	1,076	1,079
4.13%, 1/21/2026	332	340

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $3,398)		3,467

	Shares (000)
SHORT-TERM INVESTMENTS — 0.3%
INVESTMENT COMPANIES — 0.3%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.43%(j)(k)(l) (Cost $3,601)	3,600	3,602

Total Investments — 100.0% (Cost $1,081,862)		1,101,318
Other Assets Less Liabilities — 0.0% (a)		384

Net Assets — 100.0%		1,101,702

Percentages indicated are based on net assets.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Abbreviations

ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2019.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2019. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Amount rounds to less than 0.1% of net assets.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2019.
(d)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2019.
(e)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2019.
(g)	Amount rounds to less than one thousand.
(h)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(i)	The rate shown is the effective yield as of May 31, 2019.
(j)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(k)	Approximately $908,000 of this investment is restricted as collateral for swaps to various brokers.
(l)	The rate shown is the current yield as of May 31, 2019.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of May 31, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	2,220	09/2019	USD	476,641	2,666

					2,666

Abbreviations

USD	United States Dollar

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Over- the- Counter (“OTC”) Inflation-linked swap contracts outstanding as of May 31, 2019 (amounts in thousands):

Floating Rate Index(a)	Fixed Rate	Pay/Receive Floating Rate	Counterparty	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation) ($)
CPI-U at termination	2.31% at termination	Receive	Barclays Bank plc	3/9/2026	USD 30,000	(1,129)
CPI-U at termination	2.31% at termination	Receive	Deutsche Bank AG	3/9/2026	USD 10,000	(377)
CPI-U at termination	2.32% at termination	Receive	Bank of America NA	7/31/2024	USD 8,200	(276)
CPI-U at termination	2.33% at termination	Receive	NatWest Markets	8/9/2024	USD 35,000	(1,189)
CPI-U at termination	2.46% at termination	Receive	Citibank, NA	5/21/2024	USD 13,000	(1,170)
CPI-U at termination	2.48% at termination	Receive	Deutsche Bank AG	2/21/2024	USD 10,000	(899)
CPI-U at termination	2.48% at termination	Receive	NatWest Markets	3/17/2024	USD 2,000	(181)

						(5,221)

Centrally Cleared Inflation-linked swap contracts outstanding as of May 31, 2019 (amounts in thousands):

Floating Rate Index(a)	Fixed Rate	Pay/Receive Floating Rate	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation) ($)
CPI-U at termination	1.81% at termination	Receive	1/8/2024	USD 13,500	(51)
CPI-U at termination	1.82% at termination	Receive	1/8/2024	USD 25,000	(103)
CPI-U at termination	1.86% at termination	Receive	5/14/2022	USD 15,000	(51)
CPI-U at termination	1.88% at termination	Receive	3/14/2021	USD 27,981	(57)
CPI-U at termination	1.89% at termination	Receive	4/8/2021	USD 22,176	(42)
CPI-U at termination	1.89% at termination	Receive	1/10/2024	USD 31,500	(236)
CPI-U at termination	1.89% at termination	Receive	1/10/2024	USD 107,000	(821)
CPI-U at termination	1.91% at termination	Receive	4/8/2022	USD 23,285	(94)
CPI-U at termination	1.93% at termination	Receive	1/11/2024	USD 58,300	(556)
CPI-U at termination	1.93% at termination	Receive	3/19/2021	USD 88,900	(268)
CPI-U at termination	1.95% at termination	Receive	5/13/2026	USD 11,356	(77)
CPI-U at termination	1.97% at termination	Receive	3/18/2022	USD 104,339	(617)
CPI-U at termination	1.97% at termination	Receive	4/23/2021	USD 5,519	(22)
CPI-U at termination	2.01% at termination	Receive	3/18/2024	USD 63,269	(583)
CPI-U at termination	2.05% at termination	Receive	12/11/2023	USD 37,600	(556)
CPI-U at termination	2.14% at termination	Receive	5/10/2049	USD 5,332	(141)
CPI-U at termination	2.22% at termination	Receive	3/8/2049	USD 10,312	(520)
CPI-U at termination	2.25% at termination	Receive	10/26/2025	USD 11,000	(340)
CPI-U at termination	2.26% at termination	Receive	10/25/2025	USD 8,930	(280)
CPI-U at termination	2.26% at termination	Receive	10/23/2023	USD 15,000	(380)
CPI-U at termination	2.31% at termination	Receive	10/12/2023	USD 37,000	(1,045)

					(6,840)

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Centrally Cleared Interest rate swap contracts outstanding as of May 31, 2019 (amounts in thousands):

Floating Rate Index(a)	Fixed Rate	Pay/Receive Floating Rate	Maturity Date	Notional Amount	Upfront Payments(Receipts) ($)	Value and Unrealized Appreciation (Depreciation) ($)
3 month LIBOR quarterly	2.67% semi-annually	Pay	4/9/2029	USD 85,608	—	1,481

					—	1,481

3 month LIBOR quarterly	2.22% semi-annually	Receive	6/15/2021	USD 510,784	—	(3,045)
3 month LIBOR quarterly	2.34% semi-annually	Receive	4/9/2021	USD 291,269	—	(1,665)

					—	(4,710)

					—	(3,229)

Abbreviations

CPI-U	Consumer Price Index for All Urban Consumers
LIBOR	London Interbank Offered Rate
USD	United States Dollar

(a)	Value of floating rate index at May 31, 2019 was as follows:

Floating Rate Index	Value
CPI-U	2.56%
3 month LIBOR	2.50%

There are no upfront payments (receipts) on the swap contracts listed above.

Summary of total swap contracts outstanding as of May 31, 2019 (amounts in thousands):

	Net Upfront Payments (Receipts) ($)	Value ($)
Liabilities
OTC Inflation linked swaps outstanding	—	(5,221)

Total OTC swap contracts outstanding	—	(5,221)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$92,614	$3,984		$96,598
Collateralized Mortgage Obligations	—	120,185	35		120,220
Commercial Mortgage-Backed Securities	—	117,132	—	(a)	117,132
Corporate Bonds	—	367,403	—		367,403
Foreign Government Securities	—	3,467	—		3,467
Mortgage-Backed Securities	—	117,615	—		117,615
U.S. Government Agency Securities	—	23,383	—		23,383
U.S. Treasury Obligations	—	251,898	—		251,898
Short-Term Investments
Investment Companies	3,602	—	—		3,602

Total Investments in Securities	$3,602	$1,093,697	$4,019		$1,101,318

Appreciation in Other Financial Instruments
Futures Contracts	$2,666	$—	$—		$2,666
Swaps	—	1,481	—		1,481

Total Appreciation in Other Financial Instruments	$2,666	$1,481	$—		$4,147

Depreciation in Other Financial Instruments
Swaps	$—	$(16,771)	$—		$(16,771)

Total Depreciation in Other Financial Instruments	$—	$(16,771)	$—		$(16,771)

(a)	Amount rounds to less than one thousand.

There were no significant transfers between level 2 and level 3 during the period ended May 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Included in the purchases and sales amounts in the table below are exchanges between certain share classes of the Underlying Funds. Amounts in the table below are in thousands.

Inflation Managed Bond Fund

For the period ended May 31, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2019	Shares at May 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.43%(a)(b)	$22,094	$64,869	$(83,362)	$4	$(3)	3,602	$3,600	$85	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2019.

C. Derivatives — The Fund used derivative instruments including futures and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(1). Futures Contracts — The Fund used treasury to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Swaps — The Fund engaged in various swap transactions, including interest rate and inflation –linked swaps, to manage credit, interest rate and inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, non-deliverable forward foreign currency exchange contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A, an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over-the-counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for OTC Swaps.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Inflation-Linked Swaps

The Fund used inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index upon while the other is a pre-determined fixed interest rate. The use of swaps exposes the Fund to interest rate risk.

Interest Rate Swaps

The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically based on a fixed interest rate.

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 98.5%(a)
Alabama — 1.9%
Education — 0.2%
Alabama Public School and College Authority, Capital Improvement
Series 2014-A, Rev., 5.00%, 2/1/2023	2,000	2,250
Series 2014-A, Rev., 5.00%, 2/1/2024	2,000	2,312
Series 2014-A, Rev., 5.00%, 2/1/2025	2,000	2,311
Auburn University Series 2012A, Rev., 5.00%, 6/1/2019	25	25

		6,898

General Obligation — 0.2%
City of Birmingham
Series 2018B, GO, 4.00%, 12/1/2032	570	633
Series 2018B, GO, 4.00%, 12/1/2033	375	415
Series 2018B, GO, 4.00%, 12/1/2034	510	562
Series 2018B, GO, 4.00%, 12/1/2035	500	549
City of Huntsville
Series A, GO, 5.00%, 5/1/2030	2,765	3,422
Series A, GO, 5.00%, 5/1/2031	3,035	3,748

		9,329

Hospital — 0.0%(b)
Alabama Public Health Care Authority Rev., 4.00%, 9/1/2019	25	25
Infirmary Health System Special Care Facilities Financing Authority of Mobile, Infirmary Health System, Inc. Series 2016A, Rev., 5.00%, 2/1/2025	320	367

		392

Other Revenue — 0.2%
Montgomery County Public Building Authority, Warrants, Facilities Project
Rev., 5.00%, 3/1/2026	1,735	1,995
Rev., 5.00%, 3/1/2027	3,590	4,128
Rev., 5.00%, 3/1/2029	3,910	4,493

		10,616

Prerefunded — 0.0%(b)
Alabama State University, General Tuition and Fee Rev., AGC, 5.00%, 9/1/2019(c)	750	756
County of Mobile, Improvement Warrants Series C, GO, 5.00%, 8/1/2022(c)	25	28

		784

Utility — 1.3%
Black Belt Energy Gas District, Gas Prepay Series 2018A, Rev., 4.00%, 12/1/2023(d)	5,500	5,927
Southeast Alabama Gas Supply District (The), Project No. 1
Series 2018A, Rev., 4.00%, 4/1/2024(d)	34,000	36,660
Series A, Rev., 5.00%, 4/1/2024	20,845	23,542

		66,129

Total Alabama		94,148

Alaska — 0.5%
General Obligation — 0.0%(b)
Municipality of Anchorage Series C, GO, 5.00%, 9/1/2028	1,675	2,122

Industrial Development Revenue/Pollution Control Revenue — 0.2%
Alaska Industrial Development and Export Authority, Providence Health and Services Series 2011A, Rev., 5.50%, 10/1/2041	9,000	9,699

Prerefunded — 0.3%
Matanuska-Susitna Borough, Goose Creek Correctional Center Project Rev., AGC, 5.50%, 9/1/2019(c)	12,275	12,393

Total Alaska		24,214

Arizona — 1.9%
Certificate of Participation/Lease — 0.2%
State of Arizona Series A, COP, AGM, 5.25%, 10/1/2023	2,000	2,024
COP, 5.00%, 9/1/2025	4,100	4,917

		6,941

Education — 0.1%
Arizona State University
Series 2017B, Rev., 5.00%, 7/1/2034	920	1,115
Series 2017B, Rev., 5.00%, 7/1/2035	1,000	1,210
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2028	700	839
Series 2018A, Rev., 5.00%, 7/1/2029	950	1,131

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
University of Arizona Rev., 5.00%, 6/1/2026	10	11
University of Arizona, Board of Regents Series 2012A, Rev., 5.00%, 6/1/2030	1,000	1,100

		5,406

General Obligation — 0.1%
Maricopa County Dysart Unified School District No. 89 GO, NATL-RE, 5.25%, 7/1/2020	905	941
Maricopa County Unified School District No. 95, Queen Creek School Improvement
Series 2018, GO, 5.00%, 7/1/2028	225	272
Series 2018, GO, 5.00%, 7/1/2029	500	602
Maricopa County Union High School District No 210-Phoenix GO, AGM, 5.25%, 7/1/2019	1,000	1,003
Pima County Elementary School District No. 39 Continental, Improvement Bonds, Project of 2010 Series B, GO, AGM, 3.75%, 7/1/2029	20	21

		2,839

Hospital — 0.1%
Maricopa County Industrial Development Authority, HonorHealth
Series 2019A, Rev., 5.00%, 9/1/2033	500	599
Series 2019A, Rev., 5.00%, 9/1/2034	1,000	1,195
Series 2019A, Rev., 5.00%, 9/1/2035	1,000	1,191
Yavapai County IDA, Hospital, Yavapai Regional Medical Center Series A, Rev., 5.25%, 8/1/2033	1,000	1,120

		4,105

Industrial Development Revenue/Pollution Control Revenue — 0.7%
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project
Series 2019A, Rev., 5.00%, 1/1/2022	675	723
Series 2019A, Rev., 5.00%, 1/1/2023	610	668
Series 2019A, Rev., 5.00%, 1/1/2024	525	586
Series 2019A, Rev., 5.00%, 1/1/2025	550	626
Series 2019A, Rev., 5.00%, 1/1/2026	625	722
Series 2019A, Rev., 5.00%, 1/1/2027	600	703
Series 2019A, Rev., 5.00%, 1/1/2029	660	787
Series 2019A, Rev., 5.00%, 1/1/2030	3,670	4,375
Series 2019A, Rev., 4.00%, 1/1/2031	4,100	4,376
Series 2019A, Rev., 4.00%, 1/1/2032	4,265	4,499
Series 2019A, Rev., 4.00%, 1/1/2033	4,440	4,678
Series 2019A, Rev., 5.00%, 1/1/2034	1,770	2,027
Series 2019A, Rev., 5.00%, 1/1/2035	2,285	2,603
Series 2019A, Rev., 5.00%, 1/1/2036	1,835	2,083
Series 2019A, Rev., 5.00%, 1/1/2037	500	566
Series 2019A, Rev., 5.00%, 1/1/2038	500	562
Series 2019A, Rev., 4.25%, 1/1/2039	545	566
Series 2019A, Rev., 4.25%, 1/1/2040	1,320	1,367
Series 2019A, Rev., 5.00%, 1/1/2043	1,750	1,945

		34,462

Other Revenue — 0.0%(b)
City of Cottonwood Series 2015, Rev., AGM, 5.00%, 7/1/2026	10	12
Scottsdale Municipal Property Corp., Excise Tax Rev., 5.00%, 7/1/2026	1,570	1,934
Scottsdale Preserve Authority, Excise Tax Rev., 5.00%, 7/1/2019	20	20

		1,966

Prerefunded — 0.2%
Arizona Board of Regents, Arizona State University Series 2012A, Rev., 5.00%, 7/1/2022(c)	725	804
Arizona Water Infrastructure Finance Authority, Water Quality Series 2009A, Rev., 5.00%, 10/1/2019(c)	3,935	3,980
City of Phoenix, Civic Improvement Corp., Airport, Junior Lien Series A, Rev., 5.00%, 7/1/2020(c)	3,000	3,113

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
City of Phoenix, Civic Improvement Corp., Water System, Junior Lien Series 2009A, Rev., 5.00%, 7/1/2019(c)	2,000	2,005
County of Pima, Sewer System Series B, Rev., 5.00%, 7/1/2021(c)	1,770	1,899

		11,801

Transportation — 0.0%(b)
Arizona Department of Transportation State Highway Fund Series 2011A, Rev., 4.00%, 7/1/2019	20	20
Regional Public Transportation Authority, Transportation Excise Tax, Maricopa County Public Transportation Fund
Rev., 5.25%, 7/1/2019	30	30
Rev., 5.25%, 7/1/2025	1,000	1,183

		1,233

Utility — 0.3%
City of Mesa, Utility System Rev., NATL-RE, 5.00%, 7/1/2020	3,000	3,116
Salt River Project Agricultural Improvement and Power District, Electric System Series 2016A, Rev., 5.00%, 1/1/2036	7,000	8,427
Salt River Project Agricultural Improvement and Power District, Salt River Project Electric System Series A, Rev., 5.00%, 12/1/2028	1,000	1,086

		12,629

Water & Sewer — 0.2%
Arizona Water Infrastructure Finance Authority, Water Quality Series 2014A, Rev., 5.00%, 10/1/2026	5,910	6,977
City of Glendale, Water and Sewer, Senior Lien Rev., 5.00%, 7/1/2028	1,000	1,102
City of Scottsdale, Water and Sewer
Rev., 5.25%, 7/1/2021	1,430	1,540
Rev., 5.25%, 7/1/2023	1,875	2,153

		11,772

Total Arizona		93,154

Arkansas — 0.0%(b)
General Obligation — 0.0%(b)
State of Arkansas, Federal Highway GO, GRAN, 5.00%, 10/1/2025	10	12

California — 10.8%
Certificate of Participation/Lease — 0.3%
Castaic Lake Water Agency, Capital Appreciation, Water System Improvement Project Series 1999A, COP, AMBAC, Zero Coupon, 8/1/2025	10,445	9,410
Irvine Ranch Water District COP, 5.00%, 3/1/2032	2,275	2,761
Los Angeles Unified School District, Headquarters Building Projects Series B, COP, 5.00%, 10/1/2030	1,250	1,381

		13,552

Education — 0.6%
California Educational Facilities Authority, Claremont McKenna College
Series 2015A, Rev., 5.00%, 1/1/2028	1,000	1,224
Series 2015A, Rev., 5.00%, 1/1/2029	880	1,077
Series 2015A, Rev., 5.00%, 1/1/2030	1,185	1,448
Series 2015A, Rev., 5.00%, 1/1/2031	2,450	2,985
Series 2015A, Rev., 5.00%, 1/1/2032	2,000	2,431
Series 2015A, Rev., 4.00%, 1/1/2033	3,000	3,383
California Educational Facilities Authority, Pepperdine University Series 2012, Rev., 5.00%, 9/1/2024	315	352
California Municipal Finance Authority, California Lutheran University
Rev., 5.00%, 10/1/2026	150	180
Rev., 5.00%, 10/1/2027	150	183
Rev., 5.00%, 10/1/2028	150	185
California State University, Systemwide
Series 2015A, Rev., 5.00%, 11/1/2024	3,225	3,858
Series 2014A, Rev., 5.00%, 11/1/2030	2,285	2,701
Series 2017A, Rev., 5.00%, 11/1/2034	2,875	3,506
University of California, Limited Project Series 2012G, Rev., 5.00%, 5/15/2029	5,615	6,213

		29,726

General Obligation — 4.8%
Arcadia Unified School District GO, 4.00%, 8/1/2038	9,385	10,382
Brentwood Union School District GO, 5.00%, 8/1/2031	20	24

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Cerritos Community College District Series A, GO, 5.00%, 8/1/2029	45	53
City of Alameda GO, 4.00%, 8/1/2033	10	11
Counties of Fresno, Madera, Tulare and Kings, State Center Community College District GO, 5.25%, 8/1/2028	5,450	6,123
Counties of Los Angeles and Orange, Rowland Unified School District, 2012 Election Series A, GO, 5.25%, 8/1/2043	2,750	3,107
County of Orange, Garden Grove Unified School District, 2010 Election Series C, GO, 5.00%, 8/1/2030	1,390	1,591
County of Riverside, Murrieta Valley Unified School District GO, AGM, 5.00%, 9/1/2025	1,400	1,663
County of Sacramento, San Juan Unified School District, Election of 2002
GO, 5.00%, 8/1/2027	1,670	1,914
GO, 5.00%, 8/1/2030	3,540	4,042
GO, 5.00%, 8/1/2031	4,000	4,562
County of San Diego, Grossmont-Cuyamaca Community College District, Election of 2002 Series 2008C, GO, AGC, Zero Coupon, 8/1/2026	19,585	17,110
County of Santa Clara, Mountain View-Los Altos Union High School District, Election of 2010
Series C, GO, Zero Coupon, 8/1/2023	2,000	1,876
Series C, GO, Zero Coupon, 8/1/2027	1,000	861
Cupertino Union School District, Election of 2001 Series 2011E, GO, 5.00%, 8/1/2020	20	21
Desert Community College District GO, 5.00%, 8/1/2031	2,250	2,809
Desert Sands Unified School District
GO, 5.00%, 8/1/2025	3,750	4,582
GO, 5.00%, 8/1/2026	1,750	2,133
Desert Sands Unified School District, Election of 2014 GO, 4.00%, 8/1/2038	1,000	1,130
El Monte City School District GO, BAN, Zero Coupon, 4/1/2023	525	495
Long Beach Community College District, Election of 2002, Capital Appreciation
Series D, GO, NATL-RE, Zero Coupon, 5/1/2020	3,265	3,222
Series D, GO, NATL-RE, Zero Coupon, 5/1/2021	4,365	4,241
Series D, GO, NATL-RE, Zero Coupon, 5/1/2022	5,265	5,029
Los Angeles Community College District
Series A, GO, 5.00%, 8/1/2030	9,000	10,598
Series A, GO, 5.00%, 8/1/2031	15,000	17,618
Series A, GO, 4.00%, 8/1/2033	2,300	2,532
Los Angeles Unified School District
Series C, GO, 5.00%, 7/1/2024	11,670	13,723
Series C, GO, 5.00%, 7/1/2025	36,915	43,368
Series C, GO, 5.00%, 7/1/2026	5,505	6,438
Los Angeles Unified School District, Election of 2004 Series I, GO, 5.25%, 7/1/2023	6,120	6,138
Los Angeles Unified School District, Election of 2008
Series M-1, GO, 5.00%, 7/1/2032	2,155	2,673
Series M-1, GO, 5.00%, 7/1/2033	4,380	5,397
Marysville Joint Unified School District GO, 5.00%, 8/1/2021	100	108
Menlo Park City School District, Crossover Capital Appreciation
GO, Zero Coupon, 7/1/2033	1,000	630
GO, Zero Coupon, 7/1/2035	725	413
GO, Zero Coupon, 7/1/2036	1,150	625
GO, Zero Coupon, 7/1/2037	1,950	1,001
GO, Zero Coupon, 7/1/2041	1,250	529
Pleasanton Unified School District, Election of 2016 GO, 5.00%, 8/1/2027	20	26
San Diego Community College District GO, 5.00%, 8/1/2024	4,890	5,461
San Diego Unified School District, Election of 2012 Series F, GO, 4.00%, 7/1/2033	130	143
San Francisco Bay Area Rapid Transit District, Election of 2004 Series D, GO, 5.00%, 8/1/2030	3,000	3,614
Southwestern Community College District Series A, GO, 4.00%, 8/1/2038	1,000	1,085

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
State of California, Various Purpose
GO, 5.13%, 4/1/2023	5	5
GO, AMBAC, 5.00%, 2/1/2027	565	708
GO, 5.00%, 8/1/2030	24,000	28,444
GO, 4.00%, 9/1/2033	1,340	1,511
Temple City Unified School District GO, NATL-RE, 5.25%, 8/1/2022	6,580	7,142

		236,911

Hospital — 0.4%
California Health Facilities Financing Authority, Cedars-Sinai Medical Center Rev., 5.00%, 11/15/2027	6,250	7,544
California Health Facilities Financing Authority, Kaiser Permanente Series 2017A, Subseries 2017A-2, Rev., 4.00%, 11/1/2038	4,000	4,481
California Health Facilities Financing Authority, Memorial Health Services Series 2012A, Rev., 5.00%, 10/1/2026	1,500	1,679
California Health Facilities Financing Authority, Sutter Health
Series 2011D, Rev., 5.00%, 8/15/2025	2,000	2,161
Series 2016A, Rev., 5.00%, 11/15/2029	1,000	1,205
Series 2016A, Rev., 5.00%, 11/15/2030	500	601
Series 2016A, Rev., 3.25%, 11/15/2036	1,425	1,468
California Municipal Finance Authority, Community Medical Centers
Series 2017A, Rev., 5.00%, 2/1/2028	900	1,081
Series 2017A, Rev., 5.00%, 2/1/2029	1,250	1,486

		21,706

Housing — 0.2%
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien
Series 2018A, Rev., AMT, AGM, 3.25%, 12/31/2032	6,680	7,080
Series 2018A, Rev., AMT, AGM, 3.50%, 12/31/2035	4,555	4,856

		11,936

Other Revenue — 1.1%
California Infrastructure and Economic Development Bank, Independent System Operator Corp. Project Rev., 5.00%, 2/1/2023	15	17
California Infrastructure and Economic Development Bank, Refunding Academy Motion Picture Arts and Sciences
Series 2015A, Rev., 5.00%, 11/1/2024	1,630	1,879
Series 2015A, Rev., 5.00%, 11/1/2026	1,000	1,150
California State Public Works Board, California State University, Various Capital Projects Series C, Rev., 5.00%, 3/1/2032	3,025	3,683
California State Public Works Board, Department of Forestry and Fire Protection, Various Forestry Projects
Series C, Rev., AGM, 5.00%, 4/1/2022	2,785	2,792
Series C, Rev., AGM, 5.00%, 4/1/2024	2,105	2,111
California State Public Works Board, Department of General Services
Series F, Rev., 5.00%, 5/1/2026	3,100	3,710
Series F, Rev., 5.00%, 5/1/2027	5,000	5,944
California State Public Works Board, Department of Justice, Various Replacement Laboratory Projects
Series D, Rev., AGM, 5.00%, 4/1/2021	1,285	1,288
Series D, Rev., AGM, 5.00%, 4/1/2023	1,415	1,419
Series D, Rev., AGM, 5.00%, 4/1/2025	1,560	1,564
Chula Vista Municipal Financing Authority Series 2017, Rev., 5.00%, 5/1/2025	15	18
Golden State Tobacco Securitization Corp., Tobacco Settlement
Series A, Rev., 5.00%, 6/1/2032	4,000	4,743
Series A-1, Rev., 3.50%, 6/1/2036	9,565	9,674
San Francisco Bay Area Rapid Transit District, Sales Tax
Series A, Rev., 5.00%, 7/1/2025	510	622
Series A, Rev., 5.00%, 7/1/2026	475	578

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
San Marcos Public Facilities Authority, CR Rev., Zero Coupon, 9/1/2019(c)	2,850	2,839
Santa Clara County Financing Authority, Multiple Facilities Projects Series 2015P, Rev., 5.00%, 5/15/2029	8,400	10,062

		54,093

Prerefunded — 0.5%
California Health Facilities Financing Authority, Cedars-Sinai Medical Center Rev., 5.00%, 8/15/2019(c)	30	30
California State Public Works Board, California State University, Various University Projects Series 2013H, Rev., 5.00%, 9/1/2023(c)	13,405	15,474
Riverside County Transportation Commission, Limited Tax Series 2013A, Rev., 5.25%, 6/1/2023(c)	4,525	5,218
University of California, Limited Project Series G, Rev., 5.00%, 5/15/2022(c)	2,885	3,192

		23,914

Transportation — 0.2%
Los Angeles County, Metropolitan Transportation Authority Series A, Rev., 5.00%, 7/1/2030	4,925	6,184
San Francisco County Transportation Authority Rev., 3.00%, 2/1/2022	25	26
San Joaquin County Transportation Authority, Measure K Sales Tax
Rev., 5.00%, 3/1/2031	2,185	2,702
Rev., 5.00%, 3/1/2032	2,000	2,465
Rev., 5.00%, 3/1/2033	750	920

		12,297

Utility — 1.3%
Long Beach Bond Finance Authority, Natural Gas
Series A, Rev., 5.25%, 11/15/2021	2,500	2,698
Series A, Rev., 5.25%, 11/15/2022	9,545	10,585
Los Angeles Department of Water & Power Power System
Series 2014D, Rev., 5.00%, 7/1/2028	1,250	1,473
Series B, Rev., 5.00%, 7/1/2029	10,000	12,486
Series D, Rev., 5.00%, 7/1/2030	2,710	3,177
Series A, Rev., 5.00%, 7/1/2031	2,055	2,546
Series B, Rev., 5.00%, 7/1/2031	3,400	3,931
Series D, Rev., 5.00%, 7/1/2031	2,500	2,931
Series A, Rev., 5.00%, 7/1/2032	2,550	3,150
Series B, Rev., 5.00%, 7/1/2032	3,075	3,534
Series A, Rev., 5.00%, 7/1/2033	5,000	6,136
Series D, Rev., 5.00%, 7/1/2033	390	457
Series D, Rev., 5.00%, 7/1/2034	4,750	5,562
Series D, Rev., 5.00%, 7/1/2035	250	292
Sacramento Municipal Utility District, Financing Authority, Cosumnes Project Rev., 5.00%, 7/1/2028	1,290	1,566
San Francisco City and County Public Utilities Commission, Water Subseries A, Rev., 5.00%, 11/1/2035	1,500	1,823
San Mateo Joint Powers Financing Authority, Youth Services Campus Series A, Rev., 5.00%, 7/15/2027	25	31

		62,378

Water & Sewer — 1.4%
City of Los Angeles, Wastewater System
Series 2013A, Rev., 5.00%, 6/1/2026	12,500	14,299
Series C, Rev., 5.00%, 6/1/2026	2,000	2,218
City of Santa Rosa, Wastewater, Capital Appreciation Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 9/1/2023	5,000	4,673
City of Vallejo, Water
Rev., NATL-RE, 5.00%, 5/1/2022	3,010	3,017
Rev., NATL-RE, 5.00%, 5/1/2023	3,160	3,168
Rev., NATL-RE, 5.00%, 5/1/2024	3,320	3,328
Rev., NATL-RE, 5.00%, 5/1/2025	3,490	3,498
Orange County Water District Series A, Rev., 5.00%, 8/15/2034	650	797

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
San Diego County Water Authority
Series A, Rev., 5.00%, 5/1/2029	13,095	14,711
Series 2013A, Rev., 5.00%, 5/1/2030	10,000	11,227
Santa Clara Valley Water District, Water System Series 2017A, Rev., 5.00%, 6/1/2035	3,115	3,755
Santa Margarita/Dana Point Authority, Water District Improvement
Series A, Rev., 5.00%, 8/1/2031	950	1,177
Series A, Rev., 5.00%, 8/1/2032	1,030	1,271
Series A, Rev., 5.00%, 8/1/2033	1,630	2,003

		69,142

Total California		535,655

Colorado — 1.7%
Certificate of Participation/Lease — 0.1%
Adams County, Colorado Refunding and Improvement
COP, 5.00%, 12/1/2031	1,100	1,301
COP, 5.00%, 12/1/2034	500	588
Colorado Department of Transportation Headquarters Facilities COP, 5.00%, 6/15/2041	1,500	1,760
State of Colorado Series 2018N, COP, 5.00%, 3/15/2028	75	94

		3,743

Education — 0.1%
Colorado Educational and Cultural Facilities Authority, University Denver Project Rev., NATL-RE, 5.00%, 3/1/2035	5,055	6,500

General Obligation — 1.2%
Adams & Arapahoe Joint School District 28J Aurora GO, 5.00%, 12/1/2024	50	56
Adams 12 Five Star Schools, The City and County of Broomfield
GO, 5.50%, 12/15/2030	1,400	1,819
GO, 5.50%, 12/15/2032	625	805
Boulder Larimer and Weld Counties St. Vrain Valley School District Re1J Series 2016A, GO, 5.00%, 12/15/2028	5,000	6,042
City and County of Denver, Better Denver and Zoo Series 2009A, GO, 5.25%, 8/1/2020	6,845	6,887
City of Englewood GO, 5.00%, 12/1/2029	15	18
City of Sheridan GO, 5.00%, 12/1/2024	15	18
Dawson Ridge Metropolitan District No.1
Series A, GO, Zero Coupon, 10/1/2022(c)	10,000	9,463
Series B, GO, Zero Coupon, 10/1/2022(c)	1,500	1,416
Jefferson County School District No. R-1
GO, 5.00%, 12/15/2020	18,325	19,313
GO, 5.00%, 12/15/2022	9,500	10,659
Larimer County School District No. R-1 Poudre GO, 5.00%, 12/15/2037	2,450	3,008

		59,504

Hospital — 0.2%
Colorado Health Facilities Authority, SCL Health System Series 2013A, Rev., 5.50%, 1/1/2035	4,500	5,190
Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project Rev., 5.00%, 6/1/2020	15	16
Colorado Health Facilities Authority, Valley View Hospital Association Project Rev., 2.80%, 5/15/2023(d)	2,535	2,597

		7,803

Prerefunded — 0.1%
Colorado Educational and Cultural Facilities Authority, Independent School, Vail Mountain School Project Rev., 6.13%, 5/1/2020(c)	2,025	2,110
University of Colorado, Enterprise System
Series 2009A, Rev., 5.50%, 6/1/2019(c)	1,480	1,480
Series A, Rev., 5.50%, 6/1/2019(c)	500	500
Series A, Rev., 5.75%, 6/1/2019(c)	750	750
Series 2014A, Rev., 5.00%, 6/1/2024(c)	35	41

		4,881

Transportation — 0.0%(b)
City and County of Denver, Airport System Series 2012A, Rev., AMT, 5.00%, 11/15/2022	25	28

Water & Sewer — 0.0%(b)
City of Aurora, Water Revenue, Green Bonds Rev., 5.00%, 8/1/2024	15	18

Total Colorado		82,477

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Connecticut — 1.1%
Education — 0.1%
Connecticut State Health and Educational Facilities Authority, Connecticut State University System Issue Series N, Rev., 5.00%, 11/1/2025	4,165	4,715
Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program Series A, Rev., 5.25%, 11/15/2022	1,030	1,084

		5,799

General Obligation — 0.8%
State of Connecticut
Series B, GO, AMBAC, 5.25%, 6/1/2020	6,000	6,210
Series 2019A, GO, 5.00%, 4/15/2025	6,925	8,132
Series 2019A, GO, 5.00%, 4/15/2028	4,700	5,816
Series 2019A, GO, 5.00%, 4/15/2030	4,000	5,002
Series 2014A, GO, 4.00%, 3/1/2034	40	42
Series 2019A, GO, 5.00%, 4/15/2034	3,450	4,166
Series 2019A, GO, 5.00%, 4/15/2035	2,900	3,497
Series 2016A, GO, 4.00%, 3/15/2036	60	65
Series 2019A, GO, 5.00%, 4/15/2036	2,300	2,774
Series 2017A, GO, 4.00%, 4/15/2037	460	497
Series 2019A, GO, 4.00%, 4/15/2038	3,625	3,987
The Metropolitan District Series A, GO, 5.00%, 8/1/2019	200	201
Town of East Haven Series 2016B, GO, 4.00%, 8/1/2024	25	27
Town of Trumbull Series B, GO, 5.00%, 9/1/2025	50	61

		40,477

Industrial Development Revenue/Pollution Control Revenue — 0.0%(b)
City of Stamford, Water Pollution Control System and Facility
Series 2013A, Rev., 5.50%, 8/15/2023	100	116
Series A, Rev., 5.00%, 8/15/2024	100	114
Series A, Rev., 5.00%, 8/15/2025	350	399
Series 2013A, Rev., 5.00%, 8/15/2026	150	171
Series 2013A, Rev., 5.00%, 8/15/2027	250	285
Series A, Rev., 5.00%, 8/15/2029	300	341

		1,426

Special Tax — 0.1%
State of Connecticut, Special Tax Transportation Infrastructure Purposes
Series 2015A, Rev., 5.00%, 8/1/2026	5,000	5,913
Series 2013A, Rev., 5.00%, 10/1/2029	25	28
Series 2016A, Rev., 5.00%, 9/1/2031	25	30
Series 2015A, Rev., 5.00%, 8/1/2032	15	18

		5,989

Transportation — 0.1%
State of Connecticut, Special Tax Transportation Infrastructure Purposes Series A, Rev., 5.00%, 9/1/2030	2,000	2,295

Total Connecticut		55,986

Delaware — 0.5%
Education — 0.1%
University of Delaware Rev., VRDO, LIQ: TD Bank NA, 1.30%, 6/3/2019(d)	6,540	6,540

General Obligation — 0.4%
State of Delaware
Series B, GO, 5.00%, 7/1/2022	4,000	4,432
Series B, GO, 5.00%, 7/1/2023	3,710	4,238
Series C, GO, 5.00%, 10/1/2025	1,000	1,213
Series 2018A, GO, 5.00%, 2/1/2027	2,160	2,700
Series 2018A, GO, 5.00%, 2/1/2028	2,335	2,978
Series 2018A, GO, 5.00%, 2/1/2029	1,350	1,719

		17,280

Prerefunded — 0.0%(b)
State of Delaware GO, 5.00%, 7/1/2020(c)	211	219

Transportation — 0.0%(b)
Delaware Transportation Authority Rev., 5.00%, 6/1/2021	150	160

Total Delaware		24,199

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
District of Columbia — 1.2%
General Obligation — 0.4%
District of Columbia
Series A, GO, 5.00%, 6/1/2019	45	45
Series D, GO, 5.00%, 6/1/2028	1,500	1,874
Series 2017A, GO, 5.00%, 6/1/2030	1,325	1,623
Series D, GO, 5.00%, 6/1/2030	4,000	4,865
Series A, GO, 5.00%, 6/1/2035	7,175	8,410
Series A, GO, 5.00%, 6/1/2036	4,200	4,922

		21,739

Other Revenue — 0.6%
District of Columbia, Income Tax Series A, Rev., 5.00%, 12/1/2022	5,000	5,175
District of Columbia, Kipp DC Project Series 2017B, Rev., 4.00%, 7/1/2020	105	107
Washington Convention and Sports Authority
Series 2018A, Rev., 5.00%, 10/1/2025	2,000	2,396
Series A, Rev., 5.00%, 10/1/2026	5,000	6,114
Series A, Rev., 5.00%, 10/1/2027	5,000	6,225
Series 2018A, Rev., 5.00%, 10/1/2028	4,535	5,630
Series A, Rev., 5.00%, 10/1/2029	3,150	3,849

		29,496

Transportation — 0.2%
Washington Metropolitan Area Transit Authority Series A-1, Rev., 5.00%, 7/1/2030	5,185	6,354
Washington Metropolitan Area Transit Authority, Gross Transit Bonds Series A-1, Rev., 5.00%, 7/1/2024	2,975	3,483

		9,837

Total District of Columbia		61,072

Florida — 2.3%
Certificate of Participation/Lease — 0.4%
Palm Beach County School District Series C, COP, 5.00%, 8/1/2029	16,000	20,094

Education — 0.2%
Florida State Department of Education
Series 2018A, Rev., 5.00%, 7/1/2024	1,120	1,298
Series A, Rev., 5.00%, 7/1/2025	2,375	2,817
Series A, Rev., 5.00%, 7/1/2026	3,385	4,098
University of Florida Department of Housing and Residence Education System Series 2013A, Rev., 5.00%, 7/1/2019	30	30

		8,243

General Obligation — 0.7%
County of Miami-Dade, Building Better Communities Program
Series A, GO, 5.00%, 7/1/2033	2,835	3,373
Series 2016A, GO, 5.00%, 7/1/2034	5,355	6,347
Florida State Board of Education, Public Education Capital Outlay
Series 2008E, GO, 5.00%, 6/1/2020	4,740	4,906
Series A, GO, 5.00%, 6/1/2023	4,500	4,703
Series D, GO, 5.00%, 6/1/2024	14,600	15,617
Series A, GO, 5.00%, 6/1/2025	1,250	1,306
School District of Broward County GO, 5.00%, 7/1/2019	30	30

		36,282

Hospital — 0.2%
Brevard County Health Facilities Authority, Health First, Inc. Project
Rev., 5.00%, 4/1/2022	1,000	1,091
Rev., 5.00%, 4/1/2024	1,250	1,433
Lee Memorial Health System
Series 2019A-1, Rev., 5.00%, 4/1/2028	3,375	4,168
Series 2019A-1, Rev., 5.00%, 4/1/2029	2,500	3,129

		9,821

Housing — 0.0%(b)
Florida Housing Finance Corp., Homeowner Mortgage, Special Program Series A, Rev., GNMA/FNMA/FHLMC, 5.00%, 7/1/2028	75	75

Industrial Development Revenue/Pollution Control Revenue — 0.1%
County of Escambia, Pollution Control, Gulf Power Company Project Rev., 2.60%, 6/1/2023	6,500	6,602
Florida Department of Environmental Protection Series 2017A, Rev., 5.00%, 7/1/2019	95	95

		6,697

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Other Revenue — 0.1%
City of Jacksonville Series 2016A, Rev., 5.00%, 10/1/2027	100	120
City of Orlando, Capital Improvement Series C, Rev., 5.00%, 10/1/2019	50	51
County of Escambia Rev., 5.00%, 10/1/2025	15	18
County of Miami-Dade, Transit System Sales Surtax Rev., 5.00%, 7/1/2019	30	30
County of Palm Beach Rev., 5.00%, 5/1/2038	1,545	1,839
County of Tallahassee, City of Leon, Blueprint 2000 Intergovernmental Agency Rev., NATL-RE, 5.25%, 10/1/2019	2,060	2,085

		4,143

Prerefunded — 0.4%
Florida State Board of Education, Public Education Capital Outlay Series 2010B, GO, 5.13%, 6/1/2020(c)	150	155
Hillsborough County School Board, Master Lease Program Series 2012A, COP, 5.00%, 7/1/2022(c)	15,705	17,360
JEA Electric System
Series D, Rev., 5.00%, 4/1/2023(c)	10	11
Series A, Rev., 5.00%, 10/1/2023(c)	2,130	2,443

		19,969

Transportation — 0.0%(b)
Orlando-Orange County Expressway Authority Series B, Rev., AGM, 5.00%, 7/1/2019	100	100

Utility — 0.2%
County of Manatee, Public Utilities
Series 2017, Rev., 5.00%, 10/1/2028	535	672
Series 2017, Rev., 5.00%, 10/1/2031	815	1,001
Florida Municipal Power Agency, St. Lucie Project Series A, Rev., 5.00%, 10/1/2020	5,000	5,231
JEA Electric System Series A, Rev., 5.00%, 10/1/2023(c)	1,395	1,599

		8,503

Water & Sewer — 0.0%(b)
City of Tampa, Water and Sewer Improvement System Rev., 5.00%, 10/1/2023	500	541
JEA Water and Sewer System Series D, Rev., 5.00%, 10/1/2019	20	20

		561

Total Florida		114,488

Georgia — 3.4%
Education — 0.4%
Georgia Higher Education Facilities Authority USG Real Estate Foundation II LLC Projects
Rev., 5.00%, 6/15/2023	645	728
Rev., 5.00%, 6/15/2024	575	665
Rev., 5.00%, 6/15/2025	650	769
Rev., 5.00%, 6/15/2026	500	604
Rev., 5.00%, 6/15/2027	500	615
Rev., 5.00%, 6/15/2028	500	625
Rev., 5.00%, 6/15/2029	500	634
Rev., 5.00%, 6/15/2030	500	632
Rev., 5.00%, 6/15/2031	800	990
Rev., 3.00%, 6/15/2032	1,175	1,205
Rev., 5.00%, 6/15/2033	1,660	2,029
Rev., 5.00%, 6/15/2034	1,125	1,371
Rev., 5.00%, 6/15/2035	1,250	1,518
Rev., 4.00%, 6/15/2036	1,000	1,103
Rev., 4.00%, 6/15/2037	1,500	1,649
Rev., 4.00%, 6/15/2039	1,785	1,950
Private Colleges and Universities Authority, Emory University Series A, Rev., 5.00%, 10/1/2043	2,000	2,247

		19,334

General Obligation — 0.5%
Cherokee County Board of Education, School System
GO, 5.00%, 8/1/2031	725	878
GO, 5.00%, 8/1/2032	750	907
GO, 5.00%, 8/1/2033	690	832
Polk School District, Sales Tax Series 2018, GO, 5.00%, 3/1/2025	360	429
State of Georgia
Series C, GO, 5.00%, 7/1/2019	25	25
Series E, GO, 5.00%, 12/1/2023	20	23
Series 2016E, GO, 5.00%, 12/1/2025	6,880	8,376
Series A, GO, 5.00%, 2/1/2027	5,000	6,096
Series A-2, GO, 5.00%, 2/1/2029	5,020	6,228

		23,794

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Hospital — 0.0%(b)
Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Inc. Project Rev., 5.00%, 2/15/2028	115	139

Industrial Development Revenue/Pollution Control Revenue — 0.1%
Monroe County Development Authority, Gulf Power Co. Plant Scherer Project Rev., 2.00%, 6/25/2020(d)	6,000	6,029

Prerefunded — 0.1%
Barrow County School District GO, 5.00%, 2/1/2021(c)	555	587
Camden County Public Service Authority, City of St. Mary’s Project Rev., 5.00%, 12/1/2020(c)	3,965	4,173

		4,760

Transportation — 0.2%
City of Atlanta, Airport Series 2011A, Rev., 5.00%, 1/1/2020	9,500	9,695
Georgia State Road and Tollway Authority, Federal Highway Series 2017B, Rev., 5.00%, 6/1/2019	140	140

		9,835

Utility — 1.0%
Main Street Natural Gas, Inc., Gas Project Series A, Rev., 5.50%, 9/15/2021	1,475	1,585
Main Street Natural Gas, Inc., Gas Supply
Series A, Rev., LIQ: Royal Bank of Canada, 4.00%, 9/1/2023(d)	12,000	12,995
Series 2019B, Rev., 4.00%, 12/2/2024(d)	34,400	38,020

		52,600

Water & Sewer — 1.1%
City of Atlanta, Water and Wastewater
Rev., 5.00%, 11/1/2029	2,110	2,503
Rev., 5.00%, 11/1/2030	4,250	5,030
City of Columbus, Georgia Water and Sewerage
Series 2012A, Rev., 5.00%, 5/1/2022	2,000	2,203
Series 2014A, Rev., 5.00%, 5/1/2027	445	517
Series 2014A, Rev., 5.00%, 5/1/2028	595	691
Rev., 5.00%, 5/1/2031	280	336
Rev., 5.00%, 5/1/2034	350	417
Rev., 5.00%, 5/1/2035	350	417
County of Cobb, Water and Sewerage Improvement Rev., 5.00%, 7/1/2021	6,565	6,583
County of DeKalb, Water and Sewerage
Series B, Rev., 5.25%, 10/1/2022	4,810	5,405
Series B, Rev., 5.25%, 10/1/2023	8,660	10,037
Series B, Rev., 5.25%, 10/1/2026	5,500	6,894
County of Fulton, Water and Sewerage Rev., 5.00%, 1/1/2022	7,000	7,397
County of Henry, Water and Sewerage Authority Rev., AGM-CR, BHAC-CR, NATL-RE, 5.25%, 2/1/2028	5,000	6,448

		54,878

Total Georgia		171,369

Hawaii — 1.0%
General Obligation — 0.7%
City and County of Honolulu
Series 2011A, GO, 4.00%, 8/1/2019	25	25
Series 2017D, GO, 5.00%, 9/1/2023	20	23
Series C, GO, 5.00%, 10/1/2025	3,000	3,622
Series B, GO, 5.00%, 10/1/2027	8,695	10,435
Series C, GO, 5.00%, 10/1/2027	3,000	3,600
State of Hawaii
Series DR, GO, 5.00%, 6/1/2019	40	40
Series FE, GO, 5.00%, 10/1/2027	1,315	1,622
Series FG, GO, 5.00%, 10/1/2028	2,500	3,067
Series EH, GO, 5.00%, 8/1/2029	6,000	6,826
Series FW, GO, 5.00%, 1/1/2032	5,000	6,306

		35,566

Prerefunded — 0.2%
State of Hawaii Department of Budget and Finance, 15 Craigside Project Series 2009A, Rev., 9.00%, 11/15/2019(c)	6,200	6,407

Transportation — 0.1%
State of Hawaii, Highway Fund Rev., 5.00%, 1/1/2020	5,915	5,930

Total Hawaii		47,903

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Idaho — 0.2%
Other Revenue — 0.0%(b)
Idaho Bond Bank Authority Series A, Rev., 5.00%, 9/15/2019	100	101

Transportation — 0.2%
Idaho Housing and Finance Association, Federal Highway Trust
Series A, Rev., GRAN, 5.00%, 7/15/2025	2,550	3,031
Series A, Rev., GRAN, 5.00%, 7/15/2026	4,800	5,819

		8,850

Total Idaho		8,951

Illinois — 2.7%
Education — 0.0%(b)
Illinois Finance Authority, University of Chicago Series A, Rev., 5.00%, 10/1/2029	1,750	1,880

General Obligation — 0.3%
Champaign County Community Unit School District No. 4 Champaign, School Building GO, 5.00%, 1/1/2031	305	358
City of Aurora Series 2015-C, GO, 3.00%, 12/30/2022	100	104
City of Country Club Hills GO, 4.00%, 12/1/2021	40	42
City of Decatur
Series 2014, GO, 4.00%, 3/1/2020	70	71
GO, AGM, 5.00%, 3/1/2028	15	17
Cook County Community College District No. 527 Morton GO, 4.00%, 12/15/2019	20	20
Cook County High School District No. 204, Lyons Township GO, 5.00%, 12/15/2019	20	20
Cook County Township High School District No. 227 Rich Township GO, 4.00%, 12/1/2019	35	35
County of Cook, School District No. 122 GO, AGM-CR, NATL-RE, Zero Coupon, 12/1/2021(c)	5,000	4,821
County of Cook, Township High School District No. 205 Series 2016A, GO, 5.00%, 12/1/2024	15	18
County of DuPage, Courthouse Project
GO, 5.00%, 1/1/2028	255	305
GO, 5.00%, 1/1/2029	730	872
Kane County Community Unit School District No. 101 GO, 5.00%, 1/1/2020	20	20
Kane County Community Unit School District No. 304 Geneva GO, 5.00%, 1/1/2029	20	24
Kane, Cook and DuPage Counties School District No. 46, Elgin Series 2015D, GO, 5.00%, 1/1/2034	1,700	1,883
Lake County Community College District No. 532 Series A, GO, 4.00%, 6/1/2019	60	60
State of Illinois
GO, 5.00%, 2/1/2020	50	51
GO, 5.00%, 5/1/2022	50	54
Series 2018A, GO, 5.00%, 10/1/2022	180	196
GO, 5.00%, 3/1/2023	10	11
GO, 5.00%, 5/1/2023	120	132
Series 2018A, GO, 4.00%, 5/1/2024	50	54
GO, 5.00%, 3/1/2025	80	85
GO, 5.00%, 6/1/2027	25	28
Series 2016, GO, 5.00%, 1/1/2028	150	169
Series 2012, GO, 4.13%, 3/1/2028	30	31
Series 2014, GO, 4.50%, 2/1/2029	450	477
Series A, GO, 5.00%, 5/1/2030	35	40
GO, 4.13%, 11/1/2031	40	42
Village of Bolingbrook Series 2014A, GO, AGM, 5.00%, 1/1/2032	150	169
Village of Bolingbrook, Capital Appreciation Series C, GO, NATL-RE, Zero Coupon, 1/1/2023	2,195	2,027
Village of Schaumburg Series A, GO, 4.00%, 12/1/2019	20	20
Will County, Community Unit School District No. 365-U
GO, 4.00%, 1/1/2030	975	1,072
GO, 4.00%, 1/1/2033	1,000	1,082
GO, 3.00%, 7/1/2036	1,700	1,676

		16,086

Hospital — 0.0%(b)
Illinois Finance Authority, Healthcare Enterprises, Inc.
Series C, Rev., 5.00%, 3/1/2024	100	114
Series C, Rev., 5.00%, 3/1/2025	500	579
Illinois Finance Authority, Riverside Health System Rev., 4.00%, 11/15/2030	25	28
Illinois Finance Authority, Rush University Medical Center Obligated Group Series 2015A, Rev., 5.00%, 11/15/2024	1,000	1,165

		1,886

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Other Revenue — 1.8%
City of Chicago, Motor Fuel Tax
Rev., 5.00%, 1/1/2020	75	76
Rev., 5.00%, 1/1/2021	200	206
Rev., 5.00%, 1/1/2022	20	21
City of Chicago, Pilsen Redevelopment Project Series 2014A, Rev., 5.00%, 6/1/2022	1,000	1,088
County of Cook Rev., 5.00%, 11/15/2031	3,600	4,296
Sales Tax Securitization Corp.
Series C, Rev., 5.50%, 1/1/2030	18,250	22,903
Series C, Rev., 5.50%, 1/1/2031	26,360	32,659
Series C, Rev., 5.25%, 1/1/2034	22,520	26,799
State of Illinois Series D, Rev., 5.00%, 6/15/2024	40	45
State of Illinois, Sales Tax, Junior Obligation
Rev., 5.00%, 6/15/2019	50	50
Rev., 5.00%, 6/15/2020	100	103
Rev., 5.00%, 6/15/2023	40	44

		88,290

Prerefunded — 0.0%(b)
State of Illinois, Build Illinois Series 2009A, Rev., 4.25%, 6/15/2019(c)	30	30

Special Tax — 0.1%
Village of Bolingbrook, Will and Dupage Counties, Special Service Areas Numbers 2001-1, 2001-2, 2001-3, and 2002-1
Rev., AGM, 4.00%, 3/1/2026	620	693
Rev., AGM, 4.00%, 3/1/2027	375	423
Rev., AGM, 4.00%, 3/1/2028	1,000	1,116

		2,232

Transportation — 0.1%
Illinois State Toll Highway Authority Series A, Rev., 5.00%, 12/1/2022	3,010	3,346

Utility — 0.3%
City of Springfield, Senior Lien Electric
Rev., 5.00%, 3/1/2027	4,500	5,212
Rev., 5.00%, 3/1/2028	4,000	4,626
Rev., AGM, 3.50%, 3/1/2030	3,500	3,682

		13,520

Water & Sewer — 0.1%
City of Chicago, 2nd Lien Water, Project
Rev., 5.00%, 11/1/2021	1,500	1,611
Rev., 5.00%, 11/1/2027	1,000	1,130
Rev., 5.00%, 11/1/2030	500	563
City of Chicago, 2nd Lien, Water Project Rev., 5.00%, 11/1/2022	600	660
City of Chicago, Wastewater Transmission Rev., 5.00%, 1/1/2022	700	753

		4,717

Total Illinois		131,987

Indiana — 1.3%
Education — 0.3%
Brownsburg 1999 School Building Corp., First Mortgage Rev., 5.00%, 1/15/2028	10	12
Indiana Bond Bank, Special Program, Columbus Learning Center Project Series 2012C, Rev., 5.00%, 8/1/2022	20	22
Indiana Finance Authority, Educational Facilities, Valparaiso University
Rev., 5.00%, 10/1/2024	1,000	1,152
Rev., 5.00%, 10/1/2025	675	794
Indiana University
Series A, Rev., 5.00%, 6/1/2028	2,000	2,204
Series A, Rev., 5.00%, 6/1/2032	1,000	1,100
Michigan City School Building Corp. Series 2016A, Rev., 5.00%, 1/15/2025	4,925	5,690
Plainfield Community High School Building Corp.
Rev., 5.00%, 1/15/2022	285	310
Rev., 5.00%, 7/15/2023	750	850
Rev., 5.00%, 7/15/2024	1,255	1,460
Purdue University, Student Fee Series DD, Rev., 5.00%, 7/1/2026	1,000	1,232

		14,826

General Obligation — 0.0%(b)
Pike Township Metropolitan School District GO, 2.00%, 1/15/2020	25	25

Hospital — 0.0%(b)
Indiana Finance Authority, Franciscan Alliance, Inc. Obligated Group Series 2016B, Rev., 5.00%, 11/1/2026	10	12

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Other Revenue — 0.5%
Fort Wayne Redevelopment Authority Lease Rental, Harrison Square Project
Rev., 5.00%, 8/1/2024	1,150	1,317
Rev., 5.00%, 2/1/2025	500	573
Indiana Finance Authority, State Revolving Fund Program Series C, Rev., 5.00%, 2/1/2021	18,805	19,250
Indiana Finance Authority, State Revolving Fund Program, Green Bonds Series A, Rev., 5.00%, 2/1/2027	1,000	1,181
Indianapolis Local Public Improvement Bond Bank Series B, Rev., 6.00%, 1/10/2020	275	282

		22,603

Prerefunded — 0.2%
Indiana Finance Authority, State Revolving Fund Program
Series 2011A, Rev., 5.00%, 2/1/2022(c)	5,205	5,686
Series C, Rev., 5.00%, 2/1/2023(c)	3,000	3,373

		9,059

Utility — 0.3%
City of Rockport, Indiana Michigan Power Company Project Series A, Rev., 3.05%, 6/1/2025	11,600	11,959
Indianapolis Local Public Improvement Bond Bank, Stormwater Project
Series D, Rev., 5.00%, 1/1/2021	725	765
Series 2013D, Rev., 5.00%, 1/1/2024	1,245	1,395

		14,119

Water & Sewer — 0.0%(b)
City of Evansville, Waterworks District
Series 2014B, Rev., 5.00%, 1/1/2022	325	352
Series 2014B, Rev., 5.00%, 1/1/2023	375	406
Indiana State Finance Authority, Wastewater Utility, First Lien Series 2011A, Rev., 5.25%, 10/1/2031	1,000	1,080

		1,838

Total Indiana		62,482

Iowa — 0.5%
Education — 0.0%(b)
Ankeny Community School District, School Infrastructure Sales and Services Rev., 4.00%, 6/1/2019(c)	25	25

General Obligation — 0.0%(b)
City of Ames, Corporate Purpose Series 2016A, GO, 5.00%, 6/1/2019	20	20
City of Cedar Rapids Series 2015A, GO, 5.00%, 6/1/2019	20	20
City of Des Moines
Series 2013B, GO, 4.00%, 6/1/2019	30	30
Series 2015A, GO, 5.00%, 6/1/2019	85	85
County of Linn Series 2019B, GO, 3.00%, 6/1/2020	15	15
County of Linn, Land and Water Legacy Series 2019A, GO, 3.00%, 6/1/2020	100	102
Davenport Iowa Corp. Series 2014A, GO, 5.00%, 6/1/2019	25	25
Waukee Community School District Series A, GO, 5.00%, 6/1/2019	20	20

		317

Hospital — 0.0%(b)
City of Ames, Mary Greeley Medical Center Rev., 5.00%, 6/15/2019	90	90

Other Revenue — 0.0%(b)
State of Iowa, Vision Iowa Special Fund Rev., NATL-RE, 5.50%, 2/15/2020	500	514

Prerefunded — 0.5%
Iowa Finance Authority, Health Facilities, Health System Series A, Rev., AGC, 5.25%, 8/15/2019(c)	20	20
Iowa Finance Authority, State Revolving Fund Rev., 5.00%, 8/1/2021(c)	18,325	19,701
Iowa Finance Authority, State Revolving Fund, Green Bonds Series 2016, Rev., 5.00%, 8/1/2026(c)	5,220	6,405

		26,126

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Water & Sewer — 0.0%(b)
Des Moines Metropolitan Wastewater Reclamation Authority, Sewer Series B, Rev., 3.00%, 6/1/2019	25	25

Total Iowa		27,097

Kansas — 0.8%
General Obligation — 0.1%
Butler County, Unified School District No. 385 Andover, School Building GO, 5.00%, 9/1/2034	790	952
Johnson & Miami Counties Unified School District No. 230 Spring Hills Series 2018-A, GO, 4.00%, 9/1/2033	2,965	3,308
Wyandotte County Unified School District No. 203 Series A, GO, 5.00%, 9/1/2041	1,000	1,210

		5,470

Transportation — 0.7%
Kansas State Department Transportation Highway
Series 2009A, Rev., 5.00%, 9/1/2020	7,000	7,305
Series 2015B, Rev., 5.00%, 9/1/2029	5,140	6,152
Series B, Rev., 5.00%, 9/1/2030	8,000	9,551
Series B, Rev., 5.00%, 9/1/2035	4,625	5,467
Kansas Turnpike Authority
Series A, Rev., 5.00%, 9/1/2021	2,000	2,086
Series A, Rev., 5.00%, 9/1/2022	3,800	3,962

		34,523

Total Kansas		39,993

Kentucky — 0.7%
Hospital — 0.1%
Kentucky Economic Development Finance Authority, Owensboro Health, Inc.
Series 2017A, Rev., AGM, 4.00%, 6/1/2037	1,750	1,854
Series A, Rev., 5.00%, 6/1/2037	2,795	3,097

		4,951

Industrial Development Revenue/Pollution Control Revenue — 0.1%
Kentucky Economic Development Finance Authority, Baptist Healthcare System Obligated Group Series B, Rev., 5.00%, 8/15/2028	2,885	3,436
Kentucky Turnpike Authority, Economic Development Road, Revitalization Projects Series B, Rev., 4.00%, 7/1/2019	30	30

		3,466

Other Revenue — 0.0%(b)
Jefferson County Capital Projects Corp. Series A, Rev., AGM, 4.25%, 6/1/2022	1,000	1,002
Kentucky State Property and Buildings Commission, Project No. 84
Rev., NATL-RE, 5.00%, 8/1/2021	1,000	1,072
Rev., NATL-RE, 5.00%, 8/1/2022	1,175	1,293

		3,367

Prerefunded — 0.1%
Kentucky Turnpike Authority, Economic Development Road, Revitalization Projects
Series A, Rev., 5.00%, 7/1/2019(c)	50	50
Series A, Rev., 5.00%, 7/1/2021(c)	5,145	5,514

		5,564

Utility — 0.4%
Kentucky Public Energy Authority, Gas Supply Series A, Rev., 4.00%, 4/1/2024(d)	17,750	19,218

Total Kentucky		36,566

Louisiana — 1.5%
Education — 0.0%(b)
Louisiana Public Facilities Authority, Tulane University Project Series 2016A, Rev., 5.00%, 12/15/2027	160	194
Louisiana State University, Agricultural and Mechanical College, Auxiliary Facilities System Rev., 3.75%, 7/1/2036	75	79

		273

General Obligation — 0.4%
State of Louisiana
Series 2012A, GO, 5.00%, 8/1/2020	25	26
Series 2012C, GO, 5.00%, 7/15/2022	15	16
Series 2019A, GO, 5.00%, 3/1/2035	13,000	15,991
Series 2019A, GO, 5.00%, 3/1/2038	3,470	4,235

		20,268

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Housing — 0.4%
East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program Series 2009A-2, Rev., GNMA/FNMA/FHLMC, 5.25%, 10/1/2039	23	23
Louisiana Housing Finance Agency, Single Family Mortgage, Homeownership Program Series A, Rev., GNMA/FNMA/FHLMC, 5.13%, 6/1/2041	70	70
Louisiana Public Facilities Authority, Multi-Family Housing Series 1990A, Rev., Zero Coupon, 2/1/2020(c)	18,150	17,950

		18,043

Other Revenue — 0.5%
Louisiana Public Facilities Authority Series B, Rev., Zero Coupon, 12/1/2019(c)	18,000	17,856
Parish of East Baton Rouge, Road and Street Improvement Sales Tax
Rev., AGC, 5.00%, 8/1/2020	4,270	4,293
Rev., AGC, 5.00%, 8/1/2021	2,125	2,136

		24,285

Prerefunded — 0.0%(b)
Parish of East Baton Rouge, Road and Street Improvement Sales Tax
Rev., AGC, 5.00%, 8/1/2019(c)	2,000	2,011
Rev., AGC, 5.13%, 8/1/2019(c)	25	25

		2,036

Utility — 0.0%(b)
City of Alexandria, Utilities Series 2013A, Rev., 5.00%, 5/1/2043	1,400	1,538

Water & Sewer — 0.2%
City of Shreveport, Water and Sewer, Junior Lien
Series 2018C, Rev., 5.00%, 12/1/2023	370	422
Series C, Rev., 5.00%, 12/1/2024	510	596
Series 2018C, Rev., 5.00%, 12/1/2025	835	997
Series 2018C, Rev., 5.00%, 12/1/2026	500	608
Series 2018C, Rev., 5.00%, 12/1/2028	400	503
Series 2019B, Rev., AGM, 5.00%, 12/1/2029	300	377
Series C, Rev., 5.00%, 12/1/2029	1,500	1,885
Series 2019B, Rev., AGM, 5.00%, 12/1/2030	500	618
Series 2016B, Rev., 5.00%, 12/1/2031	75	89
Series 2019B, Rev., AGM, 5.00%, 12/1/2031	500	614
Series 2019B, Rev., AGM, 5.00%, 12/1/2032	445	544
Series 2019B, Rev., AGM, 4.00%, 12/1/2033	325	364

		7,617

Total Louisiana		74,060

Maine — 0.0%(b)
Other Revenue — 0.0%(b)
Maine Municipal Bond Bank
Series C, Rev., 5.00%, 11/1/2029	625	772
Series C, Rev., 5.00%, 11/1/2034	760	921

		1,693

Transportation — 0.0%(b)
Maine Municipal Bond Bank, Transcap Program Series 2015A, Rev., 5.00%, 9/1/2024	70	82

Total Maine		1,775

Maryland — 5.2%
Certificate of Participation/Lease — 0.2%
Baltimore County, Equipment Acquisition Program Series 2019, COP, 5.00%, 3/1/2027	9,585	11,907

Education — 0.1%
Maryland Health and Higher Educational Facilities Authority, Lifebridge Health Issue
Rev., 4.00%, 7/1/2035	1,000	1,072
Rev., 4.00%, 7/1/2036	1,000	1,067

		2,139

General Obligation — 4.1%
Baltimore County, Consolidated Public Improvement
GO, 5.00%, 8/1/2026	1,400	1,682
GO, 5.00%, 3/1/2028	4,930	6,267
GO, 5.00%, 3/1/2029	5,540	7,024
GO, 5.00%, 3/1/2030	6,335	7,893
Baltimore County, Metropolitan District
GO, 5.00%, 3/1/2027	4,830	6,021
GO, 5.00%, 3/1/2029	5,500	6,973
GO, 5.00%, 3/1/2030	5,665	7,058
GO, 5.00%, 3/1/2031	6,125	7,596
City of Baltimore, Consolidated Public Improvement Series 2017B, GO, 5.00%, 10/15/2027	2,000	2,525

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
County of Anne Arundel, General Improvements
GO, 5.00%, 4/1/2025	3,000	3,578
GO, 5.00%, 4/1/2026	4,300	5,124
GO, 5.00%, 10/1/2026	6,385	7,887
GO, 5.00%, 10/1/2027	6,000	7,571
GO, 5.00%, 10/1/2034	3,375	4,081
GO, 5.00%, 10/1/2035	2,395	2,890
GO, 5.00%, 10/1/2037	3,570	4,306
County of Anne Arundel, Water and Sewer
GO, 5.00%, 10/1/2026	2,260	2,792
GO, 5.00%, 10/1/2027	2,260	2,852
GO, 5.00%, 10/1/2034	1,875	2,267
GO, 5.00%, 10/1/2035	1,925	2,323
County of Charles, Public Improvement GO, 5.00%, 10/1/2025	2,995	3,619
County of Howard, Consolidated Public Improvement
Series 2018A, GO, 5.00%, 2/15/2027	5,465	6,821
Series A, GO, 5.00%, 2/15/2029	6,605	8,389
Series D, GO, 5.00%, 2/15/2030	4,930	6,154
County of Prince George’s, Public Improvement Series 2018A, GO, 5.00%, 7/15/2029	10	13
Montgomery County, Consolidated Public Improvement
Series 2017C, GO, 5.00%, 10/1/2026	5,000	6,199
Series A, GO, 5.00%, 11/1/2026	4,150	5,155
State of Maryland, State and Local Facilities Loan of 2010 Series B, GO, 5.00%, 3/1/2021	5,000	5,131
State of Maryland, State and Local Facilities Loan of 2017
Series B, GO, 5.00%, 8/1/2024	3,120	3,666
Series A, GO, 5.00%, 3/15/2028	5,280	6,590
Series A, GO, 4.00%, 3/15/2030	27,225	31,335
Series A, GO, 5.00%, 3/15/2031	1,920	2,355
State of Maryland, State and Local Facilities Loan of 2018
Series 2018A, GO, 5.00%, 3/15/2026	10,015	12,243
Series A, GO, 5.00%, 3/15/2029	4,220	5,372

		201,752

Other Revenue — 0.3%
City of Baltimore, Wastewater Projects Series 2017A, Rev., 5.00%, 7/1/2041	13,845	16,411

Prerefunded — 0.1%
State of Maryland, State and Local Facilities Loan of 2015
Series A, GO, 5.00%, 3/1/2023(c)	4,625	5,219
Series 2015A, GO, 5.00%, 8/1/2023(c)	500	571

		5,790

Transportation — 0.4%
State of Maryland Department of Transportation
Rev., 5.00%, 10/1/2025	14,645	17,776
Rev., 5.00%, 10/1/2027	2,000	2,478

		20,254

Total Maryland		258,253

Massachusetts — 4.2%
Education — 0.2%
Massachusetts Development Finance Agency, Suffolk University
Rev., 5.00%, 7/1/2029	440	546
Rev., 5.00%, 7/1/2030	720	891
Rev., 5.00%, 7/1/2031	620	752
Rev., 5.00%, 7/1/2032	770	927
Rev., 5.00%, 7/1/2033	800	958
Rev., 5.00%, 7/1/2034	550	657
Massachusetts Health and Educational Facilities Authority, Institute of Technology Series M, Rev., 5.25%, 7/1/2025	4,070	4,982

		9,713

General Obligation — 1.8%
Commonwealth of Massachusetts
Series 2015D, GO, 4.00%, 9/1/2029	9,460	10,626
Series A, GO, 5.00%, 3/1/2032	1,000	1,154
Series A, GO, 5.00%, 7/1/2036	3,535	4,140
Commonwealth of Massachusetts, Consolidated Loan of 2004 Series B, GO, 5.25%, 8/1/2023	10,000	11,536
Commonwealth of Massachusetts, Consolidated Loan of 2006 Series E, GO, AMBAC, 5.00%, 11/1/2025	5,000	6,060

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Commonwealth of Massachusetts, Consolidated Loan of 2016 Series J, GO, 4.00%, 12/1/2039	13,125	14,319
Commonwealth of Massachusetts, Consolidated Loan of 2017
Series A, GO, 5.00%, 4/1/2032	9,145	11,098
Series 2017A, GO, 5.00%, 4/1/2033	10,000	12,086
Commonwealth of Massachusetts, Consolidated Loan of 2018 Series B, GO, 5.00%, 1/1/2027	10,000	12,417
Massachusetts State Construction Series A, GO, 5.00%, 3/1/2031	2,250	2,599

		86,035

Hospital — 0.0%(b)
Massachusetts Development Finance Agency, Covenant Health Systems Obligated Group Issue Rev., 4.00%, 7/1/2020	15	15

Other Revenue — 0.2%
Massachusetts School Building Authority, Sales Tax Series B, Rev., 5.00%, 8/15/2028	10,000	11,105

Prerefunded — 1.2%
Commonwealth of Massachusetts, Consolidated Loan of 2011 Series D, GO, 5.00%, 10/1/2021(c)	11,890	12,860
Commonwealth of Massachusetts, Consolidated Loan of 2014 Series F, GO, 5.00%, 11/1/2022(c)	42,950	48,041

		60,901

Transportation — 0.7%
Massachusetts Bay Transportation Authority
Series A, Rev., 5.25%, 7/1/2025	2,250	2,750
Series A, Rev., 5.25%, 7/1/2027	10,530	13,482
Series A, Rev., 5.25%, 7/1/2029	5,000	6,609
Series A, Rev., 5.00%, 7/1/2031	1,255	1,657
Series A-1, Rev., 5.25%, 7/1/2033	5,000	6,835
Massachusetts Transportation Trust Fund Metropolitan Highway System Series A, Rev., 5.00%, 1/1/2028	3,765	4,768

		36,101

Water & Sewer — 0.1%
Massachusetts Water Resources Authority Series B, Rev., AGM, 5.25%, 8/1/2024	3,110	3,708

Total Massachusetts		207,578

Michigan — 0.9%
Education — 0.1%
Michigan Strategic Fund Rev., 5.00%, 3/1/2025	315	372
Regents of the University of Michigan
Rev., 5.00%, 4/1/2031	15	18
Rev., 5.00%, 4/1/2033	2,190	2,635

		3,025

General Obligation — 0.4%
Bath Community Schools Series 2016, GO, Q-SBLF, 4.00%, 5/1/2025	100	112
City of Troy, Limited Tax GO, 5.25%, 11/1/2029	1,005	1,093
Counties of Oakland and Livingston, Huron Valley School District GO, Q-SBLF, 5.00%, 5/1/2023	4,900	5,217
County of Genesee, Water Supply System GO, 5.00%, 2/1/2024	90	104
Grand Rapids Community College GO, 5.00%, 5/1/2023	1,305	1,429
Grand Rapids Public Schools
Series 2019, GO, AGM, 5.00%, 11/1/2030	1,350	1,710
Series 2019, GO, AGM, 5.00%, 11/1/2032	1,500	1,855
Series 2019, GO, AGM, 5.00%, 11/1/2034	1,000	1,227
Series 2019, GO, AGM, 5.00%, 11/1/2035	1,500	1,835
Lakeview School District, School Building GO, Q-SBLF, 5.00%, 5/1/2022	90	99
Lansing Community College, Building and Site
GO, 5.00%, 5/1/2030	700	859
GO, 5.00%, 5/1/2032	635	774
Lapeer Community Schools Series 2016, GO, Q-SBLF, 5.00%, 5/1/2024	15	17
Lawrence Public Schools Series 2015, GO, Q-SBLF, 4.00%, 5/1/2026	30	33
State of Michigan Series A, GO, 5.00%, 12/1/2028	4,300	5,048

		21,412

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Hospital — 0.0%(b)
Michigan Finance Authority, Henry Ford Health System Rev., 5.00%, 11/15/2023	510	582
Michigan Finance Authority, Trinity Health Group Rev., 5.00%, 12/1/2031	1,000	1,082

		1,664

Industrial Development Revenue/Pollution Control Revenue — 0.0%(b)
Michigan Strategic Fund, Detroit Pollution Fund, Limited Obligation Series BB, Rev., AMBAC, 7.00%, 5/1/2021	1,170	1,276

Prerefunded — 0.0%(b)
Hudsonville Public Schools, School Building and Site GO, Q-SBLF, 5.25%, 5/1/2021(c)	1,250	1,338

Transportation — 0.1%
State of Michigan, Trunk Line Fund
Rev., 5.00%, 11/15/2025	1,150	1,247
Rev., 5.00%, 11/15/2026	610	661
Rev., 5.00%, 11/15/2027	1,035	1,122
Rev., 5.00%, 11/15/2030	2,185	2,365

		5,395

Utility — 0.1%
Lansing Board of Water and Light, Utility Systems
Series A, Rev., 5.00%, 7/1/2026	1,000	1,072
Series A, Rev., 5.50%, 7/1/2041	1,000	1,071

		2,143

Water & Sewer — 0.2%
City of Grand Rapids, Sanitary Sewer System Series A, Rev., AGM-CR, BHAC-CR, FGIC, 5.50%, 1/1/2022	3,195	3,401
Rev., 5.00%, 1/1/2023	1,670	1,871
Rev., 5.00%, 1/1/2025	1,000	1,119
Rev., 5.00%, 1/1/2027	400	482
Rev., 5.00%, 1/1/2028	325	388
Rev., 5.00%, 1/1/2029	350	417
Rev., 5.00%, 1/1/2032	750	886
Rev., 5.00%, 1/1/2033	1,400	1,649
Lansing Board of Water and Light, Utility Systems Series A, Rev., 4.00%, 7/1/2019	20	20

		10,233

Total Michigan		46,486

Minnesota — 1.5%
Certificate of Participation/Lease — 0.0%(b)
Duluth Independent School District No. 709
Series 2019B, COP, 5.00%, 2/1/2023	190	210
Series 2019B, COP, 5.00%, 2/1/2024	215	243
Series 2019B, COP, 5.00%, 2/1/2025	190	219
Series 2019B, COP, 5.00%, 2/1/2026	200	234
Series 2019B, COP, 5.00%, 2/1/2027	185	220
Series 2019B, COP, 5.00%, 2/1/2028	175	211

		1,337

Education — 0.0%(b)
Minnesota Higher Education Facilities Authority, Carleton College
Rev., 4.00%, 3/1/2020	190	194
Rev., 5.00%, 3/1/2027	725	902

		1,096

General Obligation — 0.4%
Circle Pines Independent School District No. 12
Series 2015A, GO, Zero Coupon, 2/1/2022	650	622
Series 2015A, GO, Zero Coupon, 2/1/2023	800	751
City of Brainerd Series 2016A, GO, 5.00%, 10/1/2024	10	12
City of Brooklyn Park Series 2018A, GO, 5.00%, 2/1/2026	1,005	1,225
City of East Bethel, Anoka County Series 2015A, GO, 4.00%, 2/1/2020	50	51
City of Marshall Series B, GO, 5.00%, 2/1/2023	1,170	1,315
City of Savage Series 2019A, GO, 4.00%, 2/1/2029	25	29
Clearbrook-Gonvick Independent School District No. 2311 Series 2019A, GO, 5.00%, 2/1/2024	120	138
Farmington Independent School District No. 192 Series A, GO, 5.00%, 2/1/2025	3,070	3,541

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Itasca County Independent School District No. 318, School Building, Minnesota School District Credit Enhancement Program Series 2018A, GO, 5.00%, 2/1/2030	1,500	1,828
Kasson and Mantorville Independent School District No. 204, School Building Series A, GO, 5.00%, 2/1/2021	40	42
Minneapolis Special School District No. 1, Credit Enhancement Program
Series 2018B, GO, 5.00%, 2/1/2025	2,160	2,565
Series A, GO, 5.00%, 2/1/2025	2,965	3,521
State of Minnesota, Trunk Highway Series B, GO, 5.00%, 8/1/2021	25	27
State of Minnesota, Various Purpose GO, 5.00%, 8/1/2020(c)	175	182
Series 2015A, GO, 5.00%, 8/1/2024	2,000	2,351

		18,200

Hospital — 1.1%
City of Minneapolis, Health Care System, Fairview Health Services
Series A, Rev., 4.00%, 11/15/2037	6,230	6,825
Series A, Rev., 4.00%, 11/15/2038	750	818
Series 2018A, Rev., 4.00%, 11/15/2048	2,000	2,155
Series A, Rev., 5.00%, 11/15/2049	1,000	1,187
City of Rochester, Health Care Facilities, Mayo Clinic Rev., VRDO, 1.36%, 6/13/2019(d)	41,590	41,590

		52,575

Total Minnesota		73,208

Mississippi — 1.5%
General Obligation — 0.9%
City of Tupelo
Series 2019, GO, 4.00%, 12/1/2024	165	185
Series 2019, GO, 4.00%, 12/1/2025	150	171
Series 2019, GO, 4.00%, 12/1/2027	475	556
Series 2019, GO, 4.00%, 12/1/2030	545	627
Oxford School District GO, 4.00%, 5/1/2022	10	11
State of Mississippi
Series A, GO, 5.00%, 11/1/2030	1,250	1,515
Series A, GO, 5.00%, 11/1/2031	2,750	3,323
Series A, GO, 5.00%, 11/1/2034	7,595	9,107
Series A, GO, 4.00%, 11/1/2036	5,000	5,536
Series A, GO, 4.00%, 11/1/2038	21,155	23,270

		44,301

Industrial Development Revenue/Pollution Control Revenue — 0.5%
Mississippi Business Finance Corp., Gulf Opportunity Zone Industrial Development, Chevron USA, Inc. Project
Series B, Rev., VRDO, 1.50%, 6/3/2019(d)	5,000	5,000
Series C, Rev., VRDO, 1.55%, 6/3/2019(d)	7,000	7,000
Series D, Rev., VRDO, 1.61%, 6/3/2019(d)	15,150	15,150

		27,150

Other Revenue — 0.1%
State of Mississippi
Series 2019A, Rev., 5.00%, 10/15/2025	1,000	1,194
Series 2019A, Rev., 5.00%, 10/15/2026	1,500	1,825

		3,019

Total Mississippi		74,470

Missouri — 1.8%
Education — 0.0%(b)
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Series 2019A, Rev., 5.00%, 2/1/2029	550	623
Series 2019A, Rev., 5.00%, 2/1/2042	1,000	1,096

		1,719

General Obligation — 0.1%
City of Kansas, Improvement and Refunding Series A, GO, 5.00%, 2/1/2023	620	656
Columbia School District Series 2019, GO, 4.00%, 3/1/2030	1,595	1,814

		2,470

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Hospital — 0.0%(b)
Health and Educational Facilities Authority of the State of Missouri, City Art Institute Rev., 5.00%, 9/1/2030	210	252

Housing — 0.0%(b)
Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Loan Program Series 2009 E-1, Rev., GNMA/FNMA/FHLMC, 5.00%, 11/1/2027	65	66

Industrial Development Revenue/Pollution Control Revenue — 0.1%
Missouri State Environmental Improvement and Energy Resources Authority, State Revolving Funds Program
Series 2010B, Rev., 5.00%, 7/1/2022	3,645	3,845
Series B, Rev., 5.00%, 7/1/2024	660	696
Series 2010B, Rev., 5.00%, 7/1/2029	175	185
Series B, Rev., 5.00%, 7/1/2030	65	69
Missouri State Environmental Improvement and Energy Resources Authority, Water Pollution Control and Drinking Water Series 2010A, Rev., 5.00%, 1/1/2020(c)	10	10

		4,805

Prerefunded — 0.1%
Missouri State Environmental Improvement and Energy Resources Authority, State Revolving Funds Program Series B, Rev., 5.00%, 1/1/2021(c)	5,065	5,346

Transportation — 1.0%
Missouri Highways and Transportation Commission, First Lien Series A, Rev., 5.00%, 5/1/2026	25,750	31,581
Missouri Highways and Transportation Commission, Senior Lien Series C, Rev., 5.00%, 2/1/2022	16,815	18,387

		49,968

Water & Sewer — 0.5%
City of Kansas, Sanitary Sewer System Series A, Rev., 5.00%, 1/1/2026	3,140	3,315
Metropolitan St. Louis Sewer District Wastewater System Improvement
Series 2017A, Rev., 5.00%, 5/1/2029	6,765	8,286
Series 2015B, Rev., 5.00%, 5/1/2031	530	624
Series B, Rev., 5.00%, 5/1/2032	1,900	2,232
Series B, Rev., 5.00%, 5/1/2033	4,430	5,196
Series B, Rev., 5.00%, 5/1/2034	2,000	2,338
Series B, Rev., 5.00%, 5/1/2035	2,125	2,482

		24,473

Total Missouri		89,099

Montana — 0.4%
General Obligation — 0.1%
County of Gallatin GO, 5.00%, 7/1/2025	1,050	1,260
Gallatin County School District No. 44 Belgrade, School Building
Series 2019, GO, 5.00%, 6/1/2027	205	253
Series 2019, GO, 5.00%, 6/1/2028	250	315
Series 2019, GO, 4.00%, 6/1/2029	290	344
Series 2019, GO, 4.00%, 6/1/2030	230	268
Series 2019, GO, 4.00%, 6/1/2031	370	426
Series 2019, GO, 4.00%, 6/1/2032	255	291
Series 2019, GO, 4.00%, 6/1/2033	155	176
Series 2019, GO, 4.00%, 6/1/2034	175	198
Series 2019, GO, 4.00%, 6/1/2035	270	304
Series 2019, GO, 4.00%, 6/1/2036	300	337
Series 2019, GO, 4.00%, 6/1/2037	410	460
Series 2019, GO, 4.00%, 6/1/2038	375	418
Series 2019, GO, 4.00%, 6/1/2039	385	428

		5,478

Water & Sewer — 0.3%
City of Missoula, Water System
Series 2019A, Rev., 5.00%, 7/1/2026	300	367
Series 2019A, Rev., 5.00%, 7/1/2027	535	667
Series 2019A, Rev., 5.00%, 7/1/2028	480	609

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019A, Rev., 5.00%, 7/1/2029	1,000	1,265
Series 2019A, Rev., 5.00%, 7/1/2030	690	856
Series 2019A, Rev., 5.00%, 7/1/2031	870	1,073
Series 2019A, Rev., 5.00%, 7/1/2032	720	885
Series 2019A, Rev., 5.00%, 7/1/2033	565	692
Series 2019A, Rev., 5.00%, 7/1/2034	545	667
Series 2019A, Rev., 5.00%, 7/1/2035	550	671
Series 2019A, Rev., 5.00%, 7/1/2036	800	975
Series 2019A, Rev., 5.00%, 7/1/2038	850	1,034
Series 2019A, Rev., 5.00%, 7/1/2039	840	1,020
Series 2019A, Rev., 4.00%, 7/1/2044	3,500	3,838

		14,619

Total Montana		20,097

Nebraska — 1.0%
General Obligation — 0.6%
Douglas County School District, Elkhorn Public Schools
Series 2019, GO, 5.00%, 12/15/2022	135	151
Series 2019, GO, 5.00%, 12/15/2024	150	177
Series 2019, GO, 5.00%, 12/15/2025	160	193
Series 2019, GO, 5.00%, 12/15/2026	400	493
Series 2019, GO, 5.00%, 12/15/2027	175	220
Series 2019, GO, 5.00%, 12/15/2028	180	230
Series 2019, GO, 5.00%, 12/15/2029	250	324
Series 2019, GO, 5.00%, 12/15/2030	450	580
Series 2019, GO, 5.00%, 12/15/2031	325	410
Series 2019, GO, 4.00%, 12/15/2032	165	190
Series 2019, GO, 4.00%, 12/15/2033	185	212
Series 2019, GO, 4.00%, 12/15/2034	350	399
Series 2019, GO, 4.00%, 12/15/2035	350	396
Douglas County, Omaha School District No. 001
GO, 4.00%, 12/15/2041	10,000	11,114
GO, 4.00%, 12/15/2042	10,000	11,081
Lancaster County School District No.1, Lincoln Public Schools Series 2017, GO, 5.00%, 1/15/2026	1,675	2,040

		28,210

Hospital — 0.0%(b)
University of Nebraska Facilities Corp., UNMC Cancer Center Bonds Series A, Rev., 5.00%, 2/15/2020	160	164

Utility — 0.4%
Central Plains Energy Project, Gas Project No. 3 Rev., 5.25%, 9/1/2037	100	109
Central Plains Energy Project, Gas Project No. 4 Series 2018A, Rev., 5.00%, 1/1/2024(d)	10,000	11,169
City of Columbus, Combined Utilities System Rev., 5.00%, 6/15/2027	145	181
Omaha Public Power District, Electric System
Series 2011C, Rev., 5.00%, 2/1/2020	25	26
Series 2017A, Rev., 5.00%, 2/1/2035	1,250	1,519
Series A, Rev., 5.00%, 2/1/2036	1,875	2,278
Series A, Rev., 5.00%, 2/1/2037	2,000	2,431

		17,713

Water & Sewer — 0.0%(b)
City of Omaha, Sewer Rev., 5.00%, 11/15/2031	1,820	2,116

Total Nebraska		48,203

Nevada — 0.7%
General Obligation — 0.7%
Clark County GO, 5.00%, 6/1/2020	75	78
Series B, GO, 5.00%, 11/1/2027	15,000	18,487
Clark County School District
Series A, GO, 5.00%, 6/15/2026	2,080	2,516
Series 2017C, GO, 4.00%, 6/15/2037	4,845	5,280
Clark County, Flood Control GO, 5.00%, 11/1/2024	200	236
Clark County, Stadium Improvement
Series A, GO, 5.00%, 6/1/2026	1,985	2,431
Series A, GO, 5.00%, 6/1/2027	1,225	1,531

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series A, GO, 5.00%, 6/1/2028	1,165	1,483
Series A, GO, 5.00%, 6/1/2030	4,030	5,022
Las Vegas Valley Water District Series A, GO, 5.00%, 6/1/2019	25	25

		37,089

Other Revenue — 0.0%(b)
County of Washoe Series A, Rev., 5.00%, 12/1/2019	75	76

Transportation — 0.0%(b)
Clark County Series 2014-A, Rev., 4.00%, 7/1/2019	90	90

Total Nevada		37,255

New Hampshire — 0.0%(b)
General Obligation — 0.0%(b)
City of Portsmouth, Capital Improvement Loan Series B, GO, 4.00%, 6/15/2019	135	135

New Jersey — 2.0%
Education — 0.2%
New Jersey Economic Development Authority, School Facilities Construction Series XX, Rev., 5.00%, 6/15/2021	9,500	10,075

General Obligation — 0.0%(b)
County of Middlesex, General Improvement Series B, GO, 4.00%, 6/15/2019	25	25
County of Ocean GO, 4.00%, 8/1/2019	25	25
Manalapan, Englishtown Regional Board of Education GO, 4.00%, 10/1/2019	20	20
Township of Plainsboro, General Improvement GO, 4.00%, 6/1/2019	30	30

		100

Other Revenue — 0.7%
Bergen County Improvement Authority, Guaranteed Governmental Loan Rev., 5.00%, 8/15/2019	20	20
Burlington County Bridge Commission, Governmental Leasing Program Rev., 5.00%, 4/15/2030	950	1,182
Mercer County Improvement Authority Series 2011, Rev., 4.00%, 9/1/2019	25	25
Tobacco Settlement Financing Corp.
Series A, Rev., 5.00%, 6/1/2021	5,000	5,287
Series A, Rev., 5.00%, 6/1/2022	3,000	3,256
Series A, Rev., 5.00%, 6/1/2023	3,000	3,339
Series A, Rev., 5.00%, 6/1/2024	3,925	4,474
Series A, Rev., 5.00%, 6/1/2025	3,500	4,082
Series A, Rev., 5.00%, 6/1/2026	3,500	4,153
Series A, Rev., 5.00%, 6/1/2028	3,000	3,673
Series A, Rev., 5.00%, 6/1/2029	4,500	5,494
Series A, Rev., 4.00%, 6/1/2037	1,000	1,046
Union County Improvement Authority, City Guaranteed, Linden Omnibus Project Rev., AGM, 4.00%, 11/1/2019	100	101

		36,132

Transportation — 1.0%
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement
Series A, Rev., 5.00%, 6/15/2024	10,875	12,353
Series A, Rev., 5.00%, 6/15/2029	10,000	11,610
Series A, Rev., 5.00%, 6/15/2030	6,850	7,920
Series A, Rev., 5.00%, 6/15/2031	5,000	5,757
New Jersey Transportation Trust Fund Authority, Transportation Program Series AA, Rev., 5.00%, 6/15/2036	5,000	5,398
New Jersey Transportation Trust Fund Authority, Transportation System Rev., AMBAC, 4.38%, 12/15/2020	35	36
Series B, Rev., AMBAC, 5.25%, 12/15/2022	5,000	5,552
Series 2012A, Rev., 5.00%, 6/15/2042	500	530

		49,156

Water & Sewer — 0.1%
Sussex County Municipal Utilities Authority, Wastewater Facilities, Capital Appreciation Series B, Rev., AGM, Zero Coupon, 12/1/2019	1,845	1,832

Total New Jersey		97,295

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
New Mexico — 0.4%
General Obligation — 0.2%
Albuquerque Municipal School District No.12, School Building
GO, 5.00%, 8/1/2030	900	1,118
GO, 5.00%, 8/1/2031	850	1,049
GO, 5.00%, 8/1/2032	1,300	1,597
GO, 5.00%, 8/1/2033	1,485	1,818
GO, 5.00%, 8/1/2035	1,975	2,408
City of Albuquerque, General Purpose Series 2017A, GO, 5.00%, 7/1/2019	445	446
Santa Fe Public School District GO, 5.00%, 8/1/2021	45	49

		8,485

Housing — 0.0%(b)
New Mexico Mortgage Finance Authority, Single Family Mortgage Program Series D, Class 1, Rev., GNMA/FNMA/FHLMC, 5.35%, 9/1/2040	150	151

Other Revenue — 0.0%(b)
Baltimore County Series B, Rev., NATL-RE-IBC, 5.70%, 4/1/2027	1,010	1,222
City of Rio Rancho Rev., 4.00%, 6/1/2019	125	125
City of Santa Fe Series B, Rev., 5.00%, 6/1/2019	25	25
State of New Mexico, Severance Tax Permanent Fund
Series 2016B, Rev., 4.00%, 7/1/2019	65	65
Series 2017A, Rev., 5.00%, 7/1/2024	180	211

		1,648

Transportation — 0.2%
New Mexico Finance Authority, State Transportation, Senior Lien Series 2010B, Rev., 5.00%, 6/15/2020	10,000	10,360
New Mexico Finance Authority, State Transportation, Sub Lien Series A-2, Rev., 5.00%, 12/15/2021	115	121

		10,481

Total New Mexico		20,765

New York — 13.5%
Education — 1.2%
New York State Dormitory Authority
Series 2019A, Rev., 5.00%, 7/1/2030	4,075	5,376
Series 2019A, Rev., 4.00%, 7/1/2045	18,000	20,076
New York State Dormitory Authority, City University System, Fifth General Resolution Series 2010A, Rev., 5.00%, 7/1/2019	25	25
New York State Dormitory Authority, Municipal Series 2018 1, Rev., 5.00%, 1/15/2031	3,445	4,267
New York State Dormitory Authority, School Districts Financing Program Series B, Rev., 5.00%, 10/1/2024	2,000	2,223
New York State Dormitory Authority, St. John’s University Series 2007C, Rev., NATL-RE, 5.25%, 7/1/2020	2,370	2,457
New York State Dormitory Authority, State University Dormitory Facilities
Series A, Rev., 5.00%, 7/1/2019	40	40
Series A, Rev., 5.00%, 7/1/2028	2,720	3,457
Series A, Rev., 5.00%, 7/1/2029	2,100	2,658
Series 2017A, Rev., 5.00%, 7/1/2030	865	1,062
Series 2018A, Rev., 5.00%, 7/1/2030	2,190	2,782
Series A, Rev., 5.00%, 7/1/2030	550	606
Series 2018A, Rev., 5.00%, 7/1/2031	4,430	5,593
Series A, Rev., 5.00%, 7/1/2032	3,130	3,932
New York State Dormitory Authority, Third General Resolution, State University Educational Facilities
Series 2012A, Rev., 5.00%, 5/15/2023	675	744
Series A, Rev., 5.00%, 5/15/2025	2,000	2,205
Series A, Rev., 5.00%, 5/15/2028	2,000	2,201
Orange County Funding Corp., Mount Saint Mary College Project Series 2012B, Rev., 4.00%, 7/1/2023	160	171

		59,875

General Obligation — 0.8%
City of New York, Fiscal Year 2008 Series 2008L, Subseries L-6, GO, 5.00%, 4/1/2032	13,525	17,014

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
City of New York, Fiscal Year 2010 Series E, GO, 5.00%, 8/1/2023	5,000	5,029
City of New York, Fiscal Year 2014 Series G, GO, 5.00%, 8/1/2025	9,520	11,033
City of New York, Fiscal Year 2016 Series E, GO, 5.00%, 8/1/2023	75	86
City of New York, Unrefunded Balance Series 2003F, GO, 6.00%, 1/15/2021	3,665	3,680
County of Monroe GO, AGM, 5.00%, 6/1/2024	25	29
County of Onondaga Series A, GO, 5.00%, 6/15/2019	25	25
County of Orange Series B, GO, 5.00%, 7/1/2019	75	75
Hyde Park Central School District GO, 4.00%, 6/15/2019	25	25
Jamestown City School District GO, AGM, 4.00%, 5/15/2022	220	236
Plainedge Union Free School District Series B, GO, 4.00%, 6/15/2019	20	20
Town of Patterson, Public Improvement GO, 4.13%, 7/15/2020	10	10
Village of Tarrytown, Public Improvement GO, 3.00%, 6/15/2021	60	62

		37,324

Hospital — 0.0%(b)
Suffolk County Economic Development Corp., Catholic Health Services of Long Island Obligated Group Project Rev., 5.00%, 7/1/2020	50	52

Industrial Development Revenue/Pollution Control Revenue — 0.0%(b)
Erie County Industrial Development Agency (The), City School District of the City of Buffalo Project Series 2013A, Rev., 5.00%, 5/1/2024	25	28
Monroe County IDA, School Facility, Rochester School Modernization Project
Rev., 5.00%, 5/1/2032	675	827
Rev., 5.00%, 5/1/2033	810	989

		1,844

Other Revenue — 3.9%
New York City Transitional Finance Authority, Building Aid Series S-2A, Rev., 4.00%, 7/15/2037	5,000	5,534
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2011 Subseries 2011S-1A, Rev., 5.00%, 7/15/2019(c)	3,000	3,012
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2013 Series S-1, Rev., 4.00%, 7/15/2019(c)	20	20
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2003 Series B, Rev., 5.00%, 2/1/2026	3,835	4,064
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2012 Series E, Subseries 2012E-1, Rev., 5.00%, 2/1/2025	3,000	3,285
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2016 Series E-1, Rev., 5.00%, 2/1/2035	7,295	8,617
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017
Series C, Rev., 5.00%, 11/1/2030	5,685	6,971
Series E, Subseries E-1, Rev., 5.00%, 2/1/2031	1,410	1,713
Series E, Subseries E-1, Rev., 5.00%, 2/1/2032	7,000	8,472
Series E, Subseries E-1, Rev., 5.00%, 2/1/2033	10,000	12,051
Subseries E-1, Rev., 5.00%, 2/1/2039	2,525	3,005
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019 Series A, Subseries A-1, Rev., 5.00%, 8/1/2040	2,100	2,564
New York Convention Center Development Corp., Capital Appreciation Subordinated Lien, Hotel Unit fee Secured
Series B, Rev., Zero Coupon, 11/15/2025	950	830
Series B, Rev., Zero Coupon, 11/15/2026	1,455	1,233
Series B, Rev., Zero Coupon, 11/15/2027	1,500	1,231
Series 2016B, Rev., Zero Coupon, 11/15/2028	2,000	1,583

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2016B, Rev., Zero Coupon, 11/15/2029	2,500	1,895
Series B, Rev., Zero Coupon, 11/15/2030	3,620	2,633
Series B, Rev., Zero Coupon, 11/15/2031	2,010	1,399
Series B, Rev., Zero Coupon, 11/15/2032	2,000	1,335
Series 2016B, Rev., AGM-CR, Zero Coupon, 11/15/2052	10,625	3,396
New York Convention Center Development Corp., Hotel Unit fee Secured
Rev., 5.00%, 11/15/2024	4,360	5,159
Rev., 5.00%, 11/15/2025	2,000	2,424
New York State Dormitory Authority, Consolidated Services Contract Series A, Rev., 5.00%, 7/1/2023	5,920	5,936
New York State Dormitory Authority, State Sales Tax
Series 2014A, Rev., 5.00%, 3/15/2030	5,500	6,370
Series 2015B, Rev., 5.00%, 3/15/2030	8,000	9,587
Series A, Rev., 5.00%, 3/15/2031	5,000	5,781
Series B, Rev., 5.00%, 3/15/2031	6,600	7,884
Series 2014A, Rev., 5.00%, 3/15/2032	20,210	23,326
Series 2018E, Rev., 5.00%, 3/15/2038	10,000	12,275
Series B, Rev., 5.00%, 3/15/2039	13,080	15,288
Sales Tax Asset Receivable Corp., Fiscal Year 2015
Series A, Rev., 5.00%, 10/15/2026	2,500	2,961
Series A, Rev., 5.00%, 10/15/2029	3,785	4,474
Series A, Rev., 5.00%, 10/15/2031	12,500	14,715

		191,023

Prerefunded — 0.9%
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2010 Series FF, Rev., 5.00%, 6/15/2020(c)	16,555	17,184
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010 Series B, Rev., 5.00%, 11/1/2019(c)	10	10
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Series 2011A, Rev., 5.00%, 1/1/2022(c)	25,495	27,891

		45,085

Special Tax — 3.3%
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series 2012B, Rev., 5.00%, 3/15/2024	9,000	9,893
Series A, Rev., 5.00%, 2/15/2027	20,000	23,215
Series 2014A, Rev., 5.00%, 2/15/2028	10,000	11,608
Series A, Rev., 5.00%, 12/15/2028	20,000	22,448
Series 2014A, Rev., 5.00%, 2/15/2029	5,000	5,801
Series 2012A, Rev., 5.00%, 12/15/2029	4,900	5,494
Series 2014C, Rev., 5.00%, 3/15/2033	20,000	23,074
Series A, Rev., 5.00%, 2/15/2043	3,000	3,320
Series 2015B, Rev., 5.00%, 2/15/2045	10,545	11,983
New York State Thruway Authority, State Personal Income Tax, Transportation Series 2010A, Rev., 5.00%, 3/15/2026	11,025	11,531
New York State Urban Development Corp., State Personal Income Tax, General Purpose
Series 2017C, Rev., 5.00%, 3/15/2027	6,000	7,508
Series 2011A, Rev., 5.00%, 3/15/2031	2,340	2,485
Series 2019A, Rev., 5.00%, 3/15/2042	6,500	7,886
New York State Urban Development Corp., State Personal Income Tax, State Facilities and Equipment Series A-2, Rev., NATL-RE, 5.50%, 3/15/2021	17,770	19,063

		165,309

Transportation — 1.3%
Metropolitan Transportation Authority
Subseries C-1, Rev., 5.25%, 11/15/2029	6,000	7,185
Subseries C-1, Rev., 5.00%, 11/15/2035	3,000	3,493
Metropolitan Transportation Authority, Green Bonds
Series 2017C-1, Rev., 5.00%, 11/15/2030	5,025	6,174

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
New York State Thruway Authority
Series L, Rev., 5.00%, 1/1/2025	2,700	3,203
Series L, Rev., 5.00%, 1/1/2027	1,250	1,547
New York Transportation Development Corp., Delta Air Lines, Inc., Laguardia Airport Terminals C&D Redevelopment Project Rev., AMT, 5.00%, 1/1/2034	9,900	11,625
Port Authority of New York and New Jersey, Consolidated, 172nd Series Series 172, Rev., 5.00%, 10/1/2022	3,000	3,285
Port Authority of New York and New Jersey, Consolidated, 190th Series Series 190, Rev., 5.00%, 5/1/2033	5,000	5,159
Port Authority of New York and New Jersey, Consolidated, 93rd Series Series 93, Rev., 6.13%, 6/1/2094	12,000	14,538
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels Series B, Rev., 5.00%, 11/15/2030	2,500	2,799
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels, Capital Appreciation Series 2012B, Rev., Zero Coupon, 11/15/2032	8,860	6,168

		65,176

Utility — 0.5%
Long Island Power Authority, Electric System
Rev., 5.00%, 9/1/2034	5,000	6,162
Rev., 5.00%, 9/1/2035	3,000	3,689
Utility Debt Securitization Authority
Series TE, Rev., 5.00%, 12/15/2029	1,500	1,724
Series TE, Rev., 5.00%, 12/15/2032	3,500	4,014
Rev., 5.00%, 12/15/2036	5,250	6,223
Series 2013TE, Rev., 5.00%, 12/15/2041	4,250	4,831

		26,643

Water & Sewer — 1.6%
New York City Municipal Water Finance Authority, Water and Sewer System, Capital Appreciation Series D, Rev., NATL-RE-IBC, Zero Coupon, 6/15/2019	20	20
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2011 Series DD-1, Rev., VRDO, LIQ: TD Bank NA, 1.45%, 6/3/2019(d)	7,770	7,770
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2012 Series DD, Rev., 5.00%, 6/15/2027	1,275	1,389
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2014 Series DD, Rev., 5.00%, 6/15/2022	4,000	4,436
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2015 Series FF, Rev., 5.00%, 6/15/2031	5,000	5,929
New York City Water and Sewer System Series EE, Rev., 5.00%, 6/15/2036	5,000	6,034
New York City Water and Sewer System Subordinate Series 2019FF-2, Rev., 4.00%, 6/15/2037	16,245	18,393
New York State Environmental Facilities Corp., State Clean Water and Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution
Series 2014A, Rev., 5.00%, 6/15/2025	5,635	6,628
Series D, Rev., 5.00%, 6/15/2025	7,280	8,068
Series 2011B, Rev., 5.00%, 6/15/2027	4,345	4,662
Series D, Rev., 5.00%, 6/15/2027	5,325	5,898
Series 2013A, Rev., 4.00%, 6/15/2028	10,000	10,938

		80,165

Total New York		672,496

North Carolina — 2.4%
General Obligation — 0.0%(b)
City of Charlotte
Series 2016A, GO, 5.00%, 7/1/2029	1,050	1,281

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Hospital — 0.6%
North Carolina Medical Care Commission, Wake Forest Baptist Obligated Group
Series 2019B, Rev., 2.20%, 12/1/2022(d)	13,500	13,699
Series 2019C, Rev., 2.55%, 6/1/2026(d)	13,800	14,318

		28,017

Other Revenue — 1.8%
City of Raleigh Rev., 5.00%, 2/1/2029	305	367
City of Wilmington Series A, Rev., 5.00%, 6/1/2028	400	465
County of Cabarrus, Installment Financing Contract Rev., 4.00%, 2/1/2020	150	153
County of Chatham Rev., 5.00%, 11/1/2026	1,880	2,195
County of Onslow, Public Facilities Company Ltd.
Rev., 5.00%, 10/1/2026	25	31
Rev., 4.00%, 10/1/2032	340	379
State of North Carolina
Series 2019, Rev., 5.00%, 3/1/2025	11,240	13,350
Series 2019, Rev., 5.00%, 3/1/2026	10,000	12,142
Series 2019, Rev., 5.00%, 3/1/2027	32,070	39,695
Series 2019, Rev., 5.00%, 3/1/2028	16,000	20,150

		88,927

Transportation — 0.0%(b)
North Carolina Turnpike Authority, Senior Lien Rev., AGM, 5.00%, 1/1/2028	1,500	1,803

Total North Carolina		120,028

North Dakota — 0.0%(b)
General Obligation — 0.0%(b)
South Prairie Public School District No. 70, School District GO, 1.00%, 8/1/2019	100	100

Ohio — 2.1%
Education — 0.1%
Ohio Higher Educational Facility Commission, University of Dayton Project Series B, Rev., 5.00%, 12/1/2029	1,105	1,361
Ohio Higher Educational Facility Commission, University of Findlay 2019 Project
Rev., 5.00%, 3/1/2029	720	840
Rev., 5.00%, 3/1/2034	3,000	3,369
Ohio State University, General Receipts Series A, Rev., 5.00%, 12/1/2019	330	336
University of Akron (The) Series 2015A, Rev., 5.00%, 1/1/2025	110	128
University of Cincinnati, General Receipts Series 2010F, Rev., 5.00%, 6/1/2021	25	26

		6,060

General Obligation — 0.5%
City of Columbus Series 2017-1, GO, 5.00%, 4/1/2029	11,000	13,826
City of Dublin, Various Purpose GO, 5.00%, 12/1/2025	500	606
Columbus City School District, School Facilities Construction and Improvement Series 2016-A, GO, 5.00%, 12/1/2031	3,000	3,605
County of Hamilton Series A, GO, 5.00%, 12/1/2029	2,325	2,865
Lakota Local School District/Sandusky Seneca and Wood Counties, School Fcilities Contruction and Improvement GO, 5.00%, 1/15/2023	50	56
Shaker Heights City School District Series A, GO, 5.00%, 12/15/2026	1,000	1,239

		22,197

Hospital — 0.1%
County of Hamilton, Hospital Facilities, UC Health Rev., 5.00%, 2/1/2020	750	767
County of Lucas, Promedica Healthcare Obligated Group Series 2011A, Rev., 5.00%, 11/15/2020	10	11
County of Warren, Healthcare Facilities, Otterbein Homes Obligated Group
Series A, Rev., 5.00%, 7/1/2028	1,200	1,353
Series A, Rev., 5.75%, 7/1/2028	750	872
Series A, Rev., 5.75%, 7/1/2033	1,400	1,617
Franklin County, Nationwide Children’s Hospital Series 2016C, Rev., 5.00%, 11/1/2027	325	402

		5,022

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Industrial Development Revenue/Pollution Control Revenue — 0.3%
Ohio Water Development Authority, Water Pollution Control Loan Fund
Rev., 5.00%, 12/1/2024	3,360	3,984
Series 2019A, Rev., 5.00%, 6/1/2029	6,990	9,033

		13,017

Other Revenue — 0.2%
County of Cuyahoga, Sports Facilities Improvement Project
Rev., 5.00%, 12/1/2024	835	955
Rev., 5.00%, 12/1/2025	500	571
Rev., 5.00%, 12/1/2026	1,000	1,142
Rev., 5.00%, 12/1/2027	500	571
Ohio State Building Authority, State Facilities, Adult Correctional Building Fund Projects Series B, Rev., 5.00%, 10/1/2024	2,000	2,023
State of Ohio, Capital Facilities Lease, Adult Correctional Building Fund Projects Series B, Rev., 5.00%, 10/1/2029	1,495	1,660
State of Ohio, Capital Facilities Lease-Appropriation Series 2017A, Rev., 5.00%, 4/1/2037	760	908

		7,830

Prerefunded — 0.0%(b)
Ohio Turnpike and Infrastructure Commission Series A, Rev., 5.00%, 2/15/2020(c)	2,000	2,049

Transportation — 0.4%
State of Ohio, Capital Facilities Lease Appropriation, Transportation Building Fund Project Series 2018A, Rev., 5.00%, 4/1/2029	1,800	2,272
State of Ohio, Major New State Infrastructure Project
Series 1, Rev., 5.00%, 12/15/2028	7,500	9,078
Series 1, Rev., 5.00%, 12/15/2029	7,000	8,456

		19,806

Utility — 0.4%
American Municipal Power, Inc., Combined Hydroelectric Projects Series 2018A, Rev., 2.25%, 8/15/2021(d)	8,500	8,590
American Municipal Power, Inc., Green Bonds
Series 2019A, Rev., 5.00%, 2/15/2023	150	168
Series 2019A, Rev., 5.00%, 2/15/2024	225	259
Series 2019A, Rev., 5.00%, 2/15/2025	160	189
Series 2019A, Rev., 5.00%, 2/15/2026	200	240
Series 2019A, Rev., 5.00%, 2/15/2027	250	306
Series 2019A, Rev., 5.00%, 2/15/2028	225	279
Lancaster Port Authority, Gas Supply Series 2019A, Rev., 5.00%, 2/1/2025(d)	8,700	10,079

		20,110

Water & Sewer — 0.1%
City of Cincinnati, Water System Series 2009A, Rev., 4.25%, 12/1/2019	60	61
County of Hamilton Series A, Rev., 5.00%, 12/1/2020	500	526
County of Hamilton, Sewer System Improvement, The Metropolitan Sewer District of Greater Cincinnati Series A, Rev., 5.00%, 12/1/2021	4,210	4,428
Northeast Ohio Regional Sewer District, Wastewater Improvement
Rev., 5.00%, 11/15/2026	1,500	1,762
Rev., 4.00%, 11/15/2049	45	48

		6,825

Total Ohio		102,916

Oklahoma — 0.3%
Education — 0.1%
Oklahoma County Finance Authority, Educational Facilities, Lease Midwest City-Del City Public Schools Project
Series 2018, Rev., 5.00%, 10/1/2022	250	278
Series 2018, Rev., 5.00%, 10/1/2023	180	205
Series 2018, Rev., 5.00%, 10/1/2025	510	610
Series 2018, Rev., 5.00%, 10/1/2026	500	609
Oklahoma County Finance Authority, Educational Facilities, Western Heights Public Schools Project Rev., 5.00%, 9/1/2021	1,110	1,194

		2,896

General Obligation — 0.0%(b)
Oklahoma County Independent School District No. 12, Edmond School District GO, 2.00%, 3/1/2020	250	251

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Transportation — 0.2%
Oklahoma Turnpike Authority, Turnpike System, Second Senior
Series A, Rev., 5.00%, 1/1/2020	25	25
Series A, Rev., 5.00%, 1/1/2023	4,000	4,219
Series 2011A, Rev., 5.00%, 1/1/2025	5,000	5,272
Series 2017A, Rev., 5.00%, 1/1/2038	2,000	2,341

		11,857

Total Oklahoma		15,004

Oregon — 1.0%
General Obligation — 0.6%
City of Portland, 4th and Montgomery and Streetcar Projects Series A, GO, 5.00%, 2/1/2035	650	811
City of Salem
GO, 5.00%, 6/1/2026	460	564
GO, 5.00%, 6/1/2029	2,055	2,613
City of Tualatin Series 2018, GO, 5.00%, 6/15/2028	15	19
Oregon County Administrative School District No. 1 Bend-La Pine GO, 5.00%, 6/15/2026	4,725	5,792
Portland Community College District
GO, 5.00%, 6/15/2025	1,390	1,670
GO, 5.00%, 6/15/2026	710	872
GO, 5.00%, 6/15/2027	2,640	3,237
State of Oregon, Article XI-M Seismic Projects Series 2016F, GO, 5.00%, 5/1/2032	2,885	3,474
State of Oregon, Article XI-Q State Projects
Series A, GO, 5.00%, 5/1/2021	25	27
State of Oregon, Higher Education
Series L, GO, 5.00%, 8/1/2035	1,930	2,348
Series L, GO, 5.00%, 8/1/2036	1,975	2,397
Washington County School District No. 1 West Union, Hillsborough School District
GO, 5.00%, 6/15/2026	4,000	4,898
GO, 5.00%, 6/15/2027	1,470	1,838

		30,560

Other Revenue — 0.3%
Oregon State Lottery
Series 2015C, Rev., 5.00%, 4/1/2026	200	239
Series A, Rev., 5.00%, 4/1/2031	2,000	2,432
Series A, Rev., 5.00%, 4/1/2032	1,750	2,120
Series A, Rev., 5.00%, 4/1/2033	3,500	4,224
Series A, Rev., 5.00%, 4/1/2035	2,470	2,966

		11,981

Prerefunded — 0.0%(b)
Clackamas County School District No. 46, Oregon Trail Series A, GO, 5.00%, 6/15/2019(c)	20	20
Lane Community College GO, 4.00%, 6/15/2019(c)	20	20

		40

Water & Sewer — 0.1%
City of Portland, Sewer System, First Lien Series A, Rev., 5.00%, 6/1/2026	5,350	6,416

Total Oregon		48,997

Pennsylvania — 3.6%
Certificate of Participation/Lease — 0.0%(b)
Commonwealth of Pennsylvania
Series A, COP, 5.00%, 7/1/2028	400	485
Series A, COP, 5.00%, 7/1/2029	300	363
Series A, COP, 5.00%, 7/1/2030	375	449
Series A, COP, 5.00%, 7/1/2031	425	505
Series A, COP, 5.00%, 7/1/2034	450	528

		2,330

Education — 0.6%
Delaware County Authority, Commonwealth of Pennsylvania, Haverford College Series 2017A, Rev., 5.00%, 10/1/2026	30	37
Lehigh County General Purpose Authority, Muhlenberg College Project Rev., 1.98%, 6/13/2019(d)	15,000	14,938
Pennsylvania Higher Educational Facilities Authority Series A, Rev., 5.00%, 9/1/2019(c)	5,000	5,042
Pennsylvania Higher Educational Facilities Authority, Drexel University Series B, Rev., VRDO, LOC: TD Bank NA, 1.55%, 6/3/2019(d)	11,465	11,465

		31,482

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
General Obligation — 0.5%
County of Bucks GO, 5.00%, 5/1/2027	325	401
Nazareth Area School District
Series D, GO, 5.00%, 11/15/2030	900	1,058
Series D, GO, 5.00%, 11/15/2035	1,390	1,616
Series D, GO, 5.00%, 11/15/2036	1,250	1,451
Series D, GO, 5.00%, 11/15/2037	550	637
Series E, GO, 5.00%, 11/15/2038	810	937
Octorara Area School District Series B, GO, AGM, 4.00%, 6/1/2020	3,120	3,126
Palisades School District GO, 4.00%, 9/1/2019	20	20
School District of the City of Erie (The)
Series 2019A, GO, AGM, 5.00%, 4/1/2027	525	635
Series 2019C, GO, AGM, 5.00%, 4/1/2027	1,275	1,542
Series 2019A, GO, AGM, 5.00%, 4/1/2028	550	675
Series 2019C, GO, AGM, 5.00%, 4/1/2028	925	1,136
Series 2019A, GO, AGM, 5.00%, 4/1/2029	310	386
Series 2019C, GO, AGM, 5.00%, 4/1/2029	1,000	1,245
Series 2019A, GO, AGM, 5.00%, 4/1/2030	425	528
Series 2019C, GO, AGM, 5.00%, 4/1/2030	500	621
Series 2019A, GO, AGM, 5.00%, 4/1/2031	525	642
Series 2019A, GO, AGM, 4.00%, 4/1/2033	1,150	1,274
Series 2019A, GO, AGM, 5.00%, 4/1/2034	825	997
Southern Lehigh School District Series A, GO, 5.00%, 9/1/2019	35	35
Upper Merion Area School District
GO, 5.00%, 1/15/2029	350	420
GO, 5.00%, 1/15/2031	650	776
GO, 5.00%, 1/15/2033	480	571
GO, 5.00%, 1/15/2034	200	237
GO, 5.00%, 1/15/2035	475	562
Wilkes-Barre Area School District
Series 2019, GO, 5.00%, 4/15/2023	110	122
Series 2019, GO, 3.50%, 4/15/2038	370	382
Series 2019, GO, 3.50%, 4/15/2039	235	242
Series 2019, GO, 3.75%, 4/15/2044	1,500	1,564

		23,838

Hospital — 1.7%
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group
Series 2018A, Rev., 5.00%, 4/1/2028	7,000	8,630
Series 2018A, Rev., 5.00%, 4/1/2029	7,785	9,578
Series 2018A, Rev., 5.00%, 4/1/2030	5,000	6,057
Series 2018A, Rev., 5.00%, 4/1/2031	3,800	4,578
Allegheny County Hospital Development Authority, Medical Center
Series 2019A, Rev., 5.00%, 7/15/2027	3,000	3,702
Series 2019A, Rev., 5.00%, 7/15/2028	2,050	2,571
Berks County Industrial Development Authority, Tower Health Project
Rev., 5.00%, 11/1/2027	1,150	1,408
Rev., 5.00%, 11/1/2028	1,535	1,874
Rev., 5.00%, 11/1/2029	350	421
Rev., 5.00%, 11/1/2030	600	718
DuBois Hospital Authority, Penn Highlands Healthcare
Rev., 5.00%, 7/15/2029	1,700	2,079
Rev., 5.00%, 7/15/2030	2,000	2,403
Rev., 5.00%, 7/15/2031	1,450	1,731
Rev., 5.00%, 7/15/2032	1,525	1,812
Rev., 5.00%, 7/15/2034	1,675	1,975
Rev., 4.00%, 7/15/2043	5,670	5,942
Geisinger Authority, Health System Series 2018A, Rev., VRDO, LIQ: TD Bank NA, 1.45%, 6/3/2019(d)	15,385	15,385
Lancaster County Hospital Authority, Masonic Villages Project Rev., 5.00%, 11/1/2028	1,215	1,384
Montgomery County Higher Education and Health Authority, Thomas Jefferson University
Series 2018A, Rev., 5.00%, 9/1/2030	3,000	3,653
Series 2018A, Rev., 4.00%, 9/1/2038	2,950	3,197
Sayre Health Care Facilities Authority, Guthrie Health Issue Rev., 2.47%, 9/1/2019(d)	4,410	4,406

		83,504

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Industrial Development Revenue/Pollution Control Revenue — 0.3%
Berks County Industrial Development Authority, Tower Health Project Rev., 5.00%, 11/1/2025	500	592
Montgomery County Industrial Development Authority, Waverly Heights Ltd. Project
Series 2019, Rev., 4.00%, 12/1/2024	155	170
Series 2019, Rev., 4.00%, 12/1/2025	150	167
Series 2019, Rev., 4.00%, 12/1/2026	150	168
Series 2019, Rev., 4.00%, 12/1/2027	200	226
Series 2019, Rev., 4.00%, 12/1/2028	205	231
Series 2019, Rev., 4.00%, 12/1/2029	250	281
Series 2019, Rev., 4.00%, 12/1/2030	300	332
Series 2019, Rev., 4.00%, 12/1/2031	300	331
Series 2019, Rev., 4.00%, 12/1/2032	435	478
Series 2019, Rev., 4.00%, 12/1/2033	400	438
Series 2019, Rev., 4.00%, 12/1/2034	165	179
Series 2019, Rev., 4.00%, 12/1/2035	175	189
Series 2019, Rev., 4.00%, 12/1/2036	175	189
Series 2019, Rev., 4.00%, 12/1/2037	100	108
Series 2019, Rev., 4.00%, 12/1/2038	100	107
Pennsylvania Economic Development Financing Authority, Waste Management, Inc. Project Rev., 2.80%, 12/1/2021(d)	8,855	9,022

		13,208

Other Revenue — 0.3%
Commonwealth Financing Authority, Tobacco Master Settlement Payment
Series 2018, Rev., 5.00%, 6/1/2024	1,275	1,471
Series 2018, Rev., 5.00%, 6/1/2025	1,870	2,209
Series 2018, Rev., 5.00%, 6/1/2026	1,120	1,350
Series 2018, Rev., 5.00%, 6/1/2027	1,500	1,842
Series 2018, Rev., 5.00%, 6/1/2028	2,620	3,269
Series 2018, Rev., 5.00%, 6/1/2029	1,120	1,394
Urban Redevelopment Authority of Pittsburgh, Crawford Square Apartments Project Rev., 2.25%, 6/1/2020(d)	4,450	4,460

		15,995

Prerefunded — 0.1%
Commonwealth of Pennsylvania
Series 2011, GO, 5.00%, 11/15/2021(c)	100	108
GO, 5.00%, 4/1/2023(c)	2,465	2,787
Series 1, GO, 5.00%, 6/15/2024(c)	50	59
County of Chester Series C, GO, 5.00%, 7/15/2019(c)	20	20
Pennsylvania Turnpike Commission
Subseries A, Rev., AGC, 5.00%, 6/1/2019(c)	40	40
Subseries B, Rev., 5.00%, 6/1/2019(c)	70	70
Unionville-Chadds Ford School District Series A, GO, 5.00%, 6/1/2019(c)	500	500
University of Pittsburgh of the Commonwealth System of Higher Education, University Capital Project Series 2000C, Rev., 5.00%, 9/15/2019(c)	25	26

		3,610

Water & Sewer — 0.1%
Erie City Water Authority
Series B, Rev., AGM, 5.00%, 12/1/2032	1,235	1,537
Series B, Rev., AGM, 5.00%, 12/1/2033	800	992

		2,529

Total Pennsylvania		176,496

Puerto Rico — 0.3%
Other Revenue — 0.3%
Puerto Rico Public Finance Corp. (Puerto Rico) Series E, Rev., AGC-ICC, AGM-CR, 6.00%, 8/1/2026(c)	10,000	12,816

Rhode Island — 0.1%
General Obligation — 0.0%(b)
State of Rhode Island and Providence Plantations, Consolidated Capital Development Loan of 2014 Series A, GO, 5.00%, 11/1/2025	1,000	1,147

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Industrial Development Revenue/Pollution Control Revenue — 0.1%
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund Series 2012A, Rev., 5.00%, 10/1/2023	1,750	1,952

Transportation — 0.0%(b)
Rhode Island Commerce Corp., First Lien Special Facility, Rhode Island Airport Corp. Intermodal Facility Project Series 2018, Rev., 5.00%, 7/1/2019	30	30

Total Rhode Island		3,129

South Carolina — 0.5%
Education — 0.0%(b)
Berkeley County School District, Special Obligation
Rev., 5.00%, 12/1/2022	1,000	1,118
Rev., 5.00%, 12/1/2023	1,505	1,728

		2,846

General Obligation — 0.1%
Richland County School District No. 1 Series C, GO, SCSDE, 5.00%, 3/1/2025	4,000	4,703

Hospital — 0.1%
Lexington County Health Services District, Inc., Hospital, LexMed Obligated Group
Series 2017, Rev., 5.00%, 11/1/2029	675	809
Series 2017, Rev., 4.00%, 11/1/2030	750	827
Series 2017, Rev., 4.00%, 11/1/2031	500	547
Series 2017, Rev., 4.00%, 11/1/2032	525	571
Series 2017, Rev., 4.00%, 11/1/2033	200	216
Series 2017, Rev., 4.00%, 11/1/2034	250	268

		3,238

Housing — 0.0%(b)
South Carolina State Housing Finance and Development Authority Series 1, Rev., GNMA COLL, 5.00%, 1/1/2028	70	71

Prerefunded — 0.1%
South Carolina Public Service Authority, Santee Cooper Series A, Rev., 5.75%, 12/1/2023(c)	5,000	5,915

Utility — 0.2%
Piedmont Municipal Power Agency, Electric Rev., NATL-RE, 6.75%, 1/1/2020	8,125	8,365

Water & Sewer — 0.0%(b)
City of Spartanburg, Water System Series B, Rev., 5.00%, 6/1/2031	480	585

Total South Carolina		25,723

South Dakota — 0.0%(b)
Prerefunded — 0.0%(b)
Harrisburg School District No. 41-2 GO, 4.00%, 1/15/2022(c)	55	59

Tennessee — 5.1%
Education — 0.1%
Tennessee State School Bond Authority
Series B, Rev., 5.00%, 11/1/2022	1,705	1,904
Series B, Rev., 5.00%, 11/1/2030	3,645	4,492

		6,396

General Obligation — 3.5%
City of Kingsport Series B, GO, 5.00%, 3/1/2025	110	131
City of Memphis, General Improvement Series D, GO, 5.00%, 7/1/2023	4,000	4,151
City of Murfreesboro Series 2016B, GO, 5.00%, 12/1/2021	125	136
County of Anderson, Rural Elementary School
Series A, GO, 5.00%, 5/1/2024	845	980
Series A, GO, 5.00%, 5/1/2025	890	1,057
County of Anderson, Rural High School
Series B, GO, 5.00%, 5/1/2024	750	870
Series 2018B, GO, 5.00%, 5/1/2025	785	932
County of Blount Series B, GO, 5.00%, 6/1/2027	1,000	1,229
County of Knox GO, 5.00%, 6/1/2029	1,410	1,796
County of Madison GO, 5.00%, 5/1/2026	3,770	4,611
County of Sevier GO, 5.00%, 6/1/2025	145	173
County of Shelby Series B, GO, 5.00%, 4/1/2025	3,395	4,056

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
County of Shelby, Public Improvement
Series 2019A, GO, 5.00%, 4/1/2026	7,145	8,741
Series A, GO, 4.00%, 4/1/2034	9,470	10,823
County of Williamson, Public Improvement GO, 5.00%, 4/1/2027	3,765	4,718
County of Wilson
GO, 5.00%, 4/1/2022	10	11
GO, 5.00%, 4/1/2026	25	31
Franklin Special School District, School Improvement
Series 2019, GO, 5.00%, 6/1/2028	100	128
Series 2019, GO, 5.00%, 6/1/2030	300	388
Metropolitan Government of Nashville and Davidson County
GO, 5.00%, 7/1/2029	27,295	34,818
GO, 5.00%, 1/1/2031	15	18
GO, 4.00%, 7/1/2031	17,400	19,716
GO, 5.00%, 7/1/2031	10,000	12,392
GO, 4.00%, 7/1/2036	24,290	27,139
GO, 4.00%, 7/1/2037	16,205	18,069
Metropolitan Government of Nashville and Davidson, Public Improvement Series C, GO, 5.00%, 7/1/2030	5,500	6,534
Montgomery County GO, 5.00%, 4/1/2022	7,330	8,041

		171,689

Hospital — 0.4%
Greeneville Health and Educational Facilities Board, Ballad Health Obligated Group
Series 2018A, Rev., 5.00%, 7/1/2031	4,500	5,012
Series 2018A, Rev., 5.00%, 7/1/2032	4,000	4,449
Series 2018A, Rev., 5.00%, 7/1/2033	5,300	5,885
Knox County Health Educational and Housing Facility Board, East Tennessee Children’s Hospital
Rev., 5.00%, 11/15/2025	855	1,016
Rev., 5.00%, 11/15/2027	800	984

		17,346

Prerefunded — 0.0%(b)
Metropolitan Government of Nashville and Davidson County Series 2013A, GO, 5.00%, 1/1/2023(c)	2,025	2,277

Utility — 1.1%
Tennessee Energy Acquisition Corp., Gas Project
Series 2017A, Rev., 4.00%, 5/1/2023(d)	22,170	23,665
Rev., 4.00%, 11/1/2025(d)	29,000	31,845

		55,510

Total Tennessee		253,218

Texas — 6.4%
Education — 0.1%
Permanent University Fund — Texas A&M University System Series A, Rev., 5.25%, 7/1/2028	2,015	2,429
Tarrant County Cultural Education Facilities Finance Corp., Hendrick Medical Center
Rev., 5.00%, 9/1/2019	550	554
Rev., 5.00%, 9/1/2020	750	781
Texas A&M University, Financing System Series E, Rev., 5.00%, 5/15/2026	2,840	3,480
Texas State University, Financing System Rev., 5.00%, 3/15/2020	30	31

		7,275

General Obligation — 3.2%
City of Baytown GO, 5.00%, 2/1/2020	25	26
City of Brownsville Series 2016A, GO, 4.00%, 2/15/2020	30	31
City of College Station GO, 5.00%, 2/15/2024	20	23
City of Dallas
GO, 5.00%, 2/15/2028	10,000	11,505
GO, 5.00%, 2/15/2029	2,500	2,937
City of El Paso GO, 4.00%, 8/15/2031	75	83
City of Houston, Public Improvement
Series A, GO, 5.00%, 3/1/2028	2,700	3,109
Series A, GO, 5.00%, 3/1/2029	2,600	2,992
City of Irving, Texas Combination and Hotel Occupancy Tax GO, 5.50%, 8/15/2027	2,785	3,607
City of Killeen, Pass-Through Toll GO, 5.00%, 8/1/2019	45	45
City of Lubbock GO, 5.00%, 2/15/2026	2,765	3,185
City of McAllen GO, 5.00%, 2/15/2029	355	447
City of Pflugerville GO, 5.00%, 8/1/2026	25	31

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
City of Plano
GO, 5.00%, 9/1/2028	2,210	2,751
GO, 5.00%, 9/1/2029	1,855	2,280
Comal Independent School District, School Building Series B, GO, PSF-GTD, 5.00%, 2/1/2023	100	112
Conroe Independent School District GO, PSF-GTD, 5.00%, 2/15/2020	25	26
Corpus Christi Independent School District, School Building Series A, GO, PSF-GTD, 2.00%, 8/15/2019(d)	100	100
Counties of Collin and Denton, City of Frisco, Improvement GO, 5.00%, 2/15/2023	4,290	4,542
Counties of Harris and Fort Bend, Houston Community College System, Limited Tax GO, 5.00%, 2/15/2025	5,140	5,429
Counties of Travis, Williamson and Hays, City of Austin, Public Improvement GO, 5.00%, 9/1/2022	8,120	9,027
County of Collin, Community College District GO, 5.00%, 8/15/2029	11,990	14,768
County of Collin, Plano Independent School District GO, PSF-GTD, 5.00%, 2/15/2021	2,250	2,305
Cypress-Fairbanks Independent School District, School Building Series 2016, GO, PSF-GTD, 5.00%, 2/15/2020	100	102
Denton County Fresh Water Supply District No. 10 Series A, GO, 3.00%, 9/1/2019	150	151
Galveston County GO, 5.00%, 2/1/2020	45	46
Garland Independent School District, School Building Series 2015 A, GO, PSF-GTD, 5.00%, 2/15/2026	10	12
Grapevine-Colleyville Independent School District GO, PSF-GTD, 4.00%, 8/15/2019	35	35
Grapevine-Colleyville Independent School District, Unlimited Tax, School Building Bonds
GO, PSF-GTD, 5.00%, 8/15/2019	25	25
GO, PSF-GTD, 5.00%, 8/15/2027	1,000	1,188
Harris County, Road Series A, GO, 5.00%, 10/1/2022	5,000	5,230
Haskell Consolidated Independent School District GO, PSF-GTD, 5.00%, 2/15/2029	10	12
Houston Independent School District GO, 5.00%, 7/15/2031	9,700	11,965
Houston Independent School District, Limited Tax Series 2013B, GO, VRDO, PSF-GTD, 1.37%, 6/1/2037(d)	245	245
Judson Independent School District, School Building Series 2016, GO, PSF-GTD, 4.00%, 2/1/2041	23,665	25,456
Lewisville Independent School District
Series 2016A, GO, PSF-GTD, 5.00%, 8/15/2024	10	12
Series A, GO, PSF-GTD, 4.00%, 8/15/2026	500	570
Lewisville Independent School District, School Building Series A, GO, PSF-GTD, 4.00%, 8/15/2019	20	20
Longview Independent School District GO, PSF-GTD, 5.00%, 2/15/2025	80	95
Pharr San Juan Alamo Independent School District GO, PSF-GTD, 5.00%, 2/1/2024	75	86
State of Texas GO, VRDO, LIQ: FHLB, 1.45%, 6/13/2019(d)	30,075	30,075
State of Texas, Transportation Commission Mobility Series 2017B, GO, 5.00%, 10/1/2030	11,185	13,770
State of Texas, Water Financial Assistance Series C, GO, 4.00%, 8/1/2019	25	25
Town of Addison GO, 4.00%, 2/15/2023	100	109

		158,590

Hospital — 0.0%(b)
Tarrant County Cultural Education Facilities Finance Corp., Christus Health Series 2018B, Rev., 5.00%, 7/1/2033	100	122

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Other Revenue — 0.1%
City of Houston, Convention and Entertainment Facilities Department Rev., 5.00%, 9/1/2019	25	25
Harris County-Houston Sports Authority, Senior Lien Series 2014B, Rev., 5.00%, 11/15/2020	10	11
Lower Colorado River Authority, Transmission Contract, LCRA Transmission Services Corp. Project Series A, Rev., 5.00%, 5/15/2028	3,800	4,036

		4,072

Prerefunded — 0.4%
City of Austin, Water and Wastewater System Series 2009A, Rev., 5.00%, 11/15/2019(c)	20	20
City of Victoria, Utility System Rev., 5.00%, 12/1/2023(c)	2,705	3,115
Dallas Area Rapid Transit, Senior Lien Series A, Rev., 5.00%, 6/1/2019(c)	5,000	5,000
Lone Star College System GO, 5.00%, 8/15/2019(c)	500	503
North Texas Tollway Authority System, Special Projects System
Series 2011A, Rev., 5.50%, 9/1/2021(c)	4,000	4,350
Series A, Rev., 6.00%, 9/1/2021(c)	3,000	3,295
State of Texas, Public Finance Authority Series 2009A, GO, 5.00%, 10/1/2019(c)	2,000	2,023

		18,306

Transportation — 1.8%
City of Houston, Airport System Subordinate Lien Rev., VRDO, LOC: Barclays Bank plc, 1.40%, 6/13/2019(d)	50,000	50,000
Dallas Area Rapid Transit, Senior Lien Series 2016A, Rev., 5.00%, 12/1/2048	9,905	11,356
Dallas-Fort Worth International Airport
Series F, Rev., 5.00%, 11/1/2024	5,000	5,709
Series E, Rev., AMT, 5.00%, 11/1/2030	7,000	7,016
Series B, Rev., 5.00%, 11/1/2035	4,000	4,173
Harris County, Toll Road, Senior Lien Series 2016A, Rev., 5.00%, 8/15/2028	4,500	5,440
North Texas Tollway Authority System, First Tier Series 2017A, Rev., 5.00%, 1/1/2030	1,140	1,351
North Texas Tollway Authority System, Second Tier
Series 2017B, Rev., 5.00%, 1/1/2026	550	613
Series 2017B, Rev., 5.00%, 1/1/2027	950	1,137
Series 2017B, Rev., 5.00%, 1/1/2030	1,100	1,298
Texas Transportation Commission, State Highway Fund Rev., 5.00%, 10/1/2020	20	21

		88,114

Utility — 0.3%
City of Houston, Combined Utility System, First Lien Series 2016B, Rev., 5.00%, 11/15/2036	1,535	1,833
City of San Antonio, Electric and Gas Systems Rev., 5.00%, 2/1/2026	6,000	7,300
Texas Municipal Gas Acquisition and Supply Corp. I Series D, Rev., 6.25%, 12/15/2026	4,875	5,710

		14,843

Water & Sewer — 0.5%
City of Houston, Combined Utility System, Junior Lien Series A, Rev., AGM, 5.75%, 12/1/2032(c)	2,000	2,867
City of Irving, Waterworks & Sewer System Rev., 5.00%, 8/15/2029	20	25
Coastal Water Authority, City of Houston Projects
Rev., 5.00%, 12/15/2022	3,160	3,328
Rev., 5.00%, 12/15/2025	5,115	5,384
County of El Paso, Water and Sewer Series 2010A, Rev., 5.00%, 3/1/2021	1,765	1,810
North Texas Municipal Water District, Upper East Fork Wastewater Interceptor System Rev., 5.00%, 6/1/2027	15	19
North Texas Municipal Water District, Water System
Rev., 5.00%, 6/1/2027	15	18
Series 2016, Rev., 5.00%, 9/1/2027	2,900	3,544

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
San Antonio Water System, Junior Lien Series C, Rev., 5.00%, 5/15/2031	1,125	1,352
Texas Water Development Board Rev., 5.00%, 8/1/2021	370	398
Texas Water Development Board, Water Implementation Series 2018B, Rev., 5.00%, 4/15/2030	7,000	8,905

		27,650

Total Texas		318,972

Utah — 0.7%
Education — 0.0%(b)
Local Building Authority of Alpine School District Rev., 5.00%, 3/15/2025	75	90

General Obligation — 0.3%
Central Utah Water Conservancy District, Limited Tax
Series 2011C, GO, 5.00%, 4/1/2020	3,950	4,063
Series 2011B, GO, 5.25%, 4/1/2022	1,000	1,067
City of Orem
GO, 5.00%, 12/1/2025	440	537
GO, 5.00%, 12/1/2026	155	193
GO, 5.00%, 12/1/2027	520	662
GO, 5.00%, 12/1/2028	565	731
City of Provo GO, 5.00%, 2/1/2027	1,230	1,536
Davis School District, School Bond Guaranty Program Series 2018, GO, 5.00%, 6/1/2021	380	406
Jordan School District, School Building GO, 5.00%, 6/15/2026	950	1,142
State of Utah GO, 5.00%, 7/1/2029	4,950	6,129

		16,466

Other Revenue — 0.2%
City of Park City Rev., 5.00%, 6/15/2026	2,165	2,660
Utah Infrastructure Agency, Tax-Exempt Telecommunications Bond
Series A, Rev., 5.00%, 10/15/2023	620	676
Series 2018A, Rev., 5.00%, 10/15/2025	1,450	1,613
Series A, Rev., 5.00%, 10/15/2028	1,000	1,146
Series 2018A, Rev., 5.25%, 10/15/2033	965	1,094
Utah State Building Ownership Authority, Cross Over Facilities Master Rev., 5.00%, 5/15/2022	335	368

		7,557

Prerefunded — 0.2%
Metropolitan Water District of Salt Lake and Sandy
Series A, Rev., 5.00%, 7/1/2019(c)	9,400	9,425
Series A, Rev., 5.00%, 7/1/2022(c)	2,000	2,212

		11,637

Transportation — 0.0%(b)
County of Utah, Transportation Sales Tax Rev., AGM, 4.00%, 12/1/2019	25	25

Water & Sewer — 0.0%(b)
City of Salt Lake City, Public Utilities Series 2017, Rev., 5.00%, 2/1/2032	10	12
Utah Water Finance Agency, Loan Financing Program Series 2017C, Rev., 5.00%, 3/1/2034	350	421

		433

Total Utah		36,208

Virginia — 2.1%
Education — 0.1%
Virginia College Building Authority, Education Facilities, Public Higher Education Financing Series B, Rev., 5.00%, 9/1/2024	250	294
Virginia College Building Authority, Educational Facilities, 21st Century College and Equipment Programs Series 2013A, Rev., 5.00%, 2/1/2020	235	241
Virginia College Building Authority, Educational Facilities, Washington and Lee University Project Rev., NATL-RE, 5.25%, 1/1/2026	5,045	5,853
Virginia Public School Authority Series 2015A, Rev., 5.00%, 8/1/2028	30	36

		6,424

General Obligation — 0.8%
City of Alexandria Series 2017C, GO, 5.00%, 7/1/2026	4,065	5,020
City of Hampton, Public Improvement Series 2018A, GO, 5.00%, 9/1/2027	10	13

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
City of Lynchburg, Public Improvement GO, 5.00%, 12/1/2022	1,000	1,052
City of Portsmouth Series A, GO, 5.00%, 7/15/2029	5,185	6,409
City of Richmond, Public Improvement Series 2017D, GO, 5.00%, 3/1/2029	7,750	10,050
Commonwealth of Virginia Series D, GO, 5.00%, 6/1/2020	10,000	10,027
County of Arlington, Public Improvement GO, 5.00%, 8/15/2029	7,505	9,363

		41,934

Industrial Development Revenue/Pollution Control Revenue — 0.2%
Virginia Beach Development Authority, Public Facility
Series B, Rev., 5.00%, 7/15/2024	5,110	5,999
Series 2015A, Rev., 5.00%, 3/1/2025	1,925	2,297
Series B, Rev., 5.00%, 7/15/2025	2,635	3,174

		11,470

Other Revenue — 0.0%(b)
Loudoun County Economic Development Authority, Public Facilities Project Series 2015A, Rev., 5.00%, 12/1/2020	35	37

Prerefunded — 0.1%
County of Fairfax, Sewer Rev., 5.00%, 7/15/2019(c)	3,080	3,093
Virginia Port Authority Series 2010, Rev., 5.00%, 7/1/2019(c)	50	50

		3,143

Transportation — 0.6%
Northern Virginia Transportation Authority
Rev., 5.00%, 6/1/2024	400	467
Rev., 5.00%, 6/1/2033	2,035	2,352
Rev., 5.00%, 6/1/2034	2,285	2,635
Virginia Commonwealth Transportation Board Series 2017, Rev., 5.00%, 9/15/2024	15	18
Virginia Commonwealth Transportation Board, Capital Projects
Series 2017A, Rev., 5.00%, 5/15/2027	5,500	6,895
Series A, Rev., 5.00%, 5/15/2028	2,750	3,471
Series A, Rev., 5.00%, 5/15/2030	10,000	12,377
Virginia Commonwealth Transportation Board, Federal Transportation Rev., 5.00%, 9/15/2025	45	55

		28,270

Water & Sewer — 0.3%
City of Newport News Rev., 5.00%, 7/15/2024	10	12
Fairfax County Water Authority, Water Subseries B, Rev., 5.25%, 4/1/2025	3,500	4,244
Virginia Resources Authority, Clean Water State Revolving Fund
Rev., 4.00%, 10/1/2019	25	25
Rev., 5.50%, 10/1/2022	7,390	8,360

		12,641

Total Virginia		103,919

Washington — 4.5%
Certificate of Participation/Lease — 0.0%(b)
State of Washington Series A, COP, 5.00%, 7/1/2019	25	25
State of Washington, Local Ageny Real and Personal Property COP, 5.00%, 7/1/2034	1,050	1,283

		1,308

Education — 0.1%
University of Washington Rev., 5.00%, 4/1/2029	1,860	2,293

General Obligation — 1.8%
Chelan County School District No. 228 Cascade, Unlimited Tax Series 2016, GO, 5.00%, 12/1/2027	90	110
Clark County School District No. 114 Evergreen, Unlimited Tax Series 2018, GO, 5.00%, 12/1/2024	10	12
Clark County, Vancouver School District No. 37 GO, 5.00%, 12/1/2027	25	31
Kennewick School District No. 17 Benton County GO, 5.00%, 12/1/2027	50	59
King County Fire Protection District No. 2, Unlimited Tax GO, 4.00%, 12/1/2025	125	143
Pierce County School District No. 3 GO, 5.00%, 12/1/2019	25	26
State of Washington Series 2018B, GO, 5.00%, 8/1/2042	4,050	4,823

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
State of Washington, Local Ageny Real and Personal Property Series B, GO, 5.00%, 2/1/2040	20,965	24,235
State of Washington, Motor Vehicle Fuel Tax
Series R-2015B, GO, 4.00%, 7/1/2019	20	20
GO, 5.00%, 7/1/2019	20	20
Series R-2015H, GO, 5.00%, 7/1/2030	5,000	5,858
State of Washington, Various Purpose
Series 2013-A, GO, 5.00%, 8/1/2019	25	25
Series R-2011A, GO, 5.00%, 1/1/2022	7,010	7,402
Series R-2011B, GO, 5.00%, 7/1/2023	7,260	7,538
Series R-2015A, GO, 4.00%, 7/1/2026	4,465	4,958
Series 2016C, GO, 5.00%, 2/1/2028	30	36
Series C, GO, 5.00%, 2/1/2037	14,430	17,469
Series 2018A, GO, 5.00%, 8/1/2040	10,000	11,947
Tacoma Metropolitan Park District
GO, 5.00%, 12/1/2036	600	725
GO, 5.00%, 12/1/2037	1,750	2,111
Whitman County Reorganized School District No. 300 Colfax GO, 5.00%, 12/1/2032	40	49

		87,597

Hospital — 0.1%
Washington Health Care Facilities Authority, Fred Hutchinson Cancer Research Center Rev., 5.00%, 1/1/2021	1,450	1,522
Washington Health Care Facilities Authority, Providence Health and Services
Series 2012B, Rev., 4.00%, 10/1/2021(d)	2,000	2,107
Series B, Rev., 5.00%, 10/1/2021(d)	2,500	2,690

		6,319

Other Revenue — 0.9%
FYI Properties, State of Washington District Project — Green Bonds
Rev., 5.00%, 6/1/2031	5,650	6,960
Rev., 5.00%, 6/1/2032	235	288
Rev., 5.00%, 6/1/2033	5,345	6,533
Rev., 5.00%, 6/1/2034	5,990	7,310
Rev., 5.00%, 6/1/2035	7,170	8,730
Rev., 5.00%, 6/1/2036	4,915	5,971
Rev., 5.00%, 6/1/2037	7,395	8,971

		44,763

Prerefunded — 0.2%
City of Seattle, Municipal Light and Power Improvement Series B, Rev., 5.00%, 2/1/2020(c)	975	998
State of Washington, Motor Vehicle Fuel Tax Series 2010-B, GO, 5.00%, 8/1/2019(c)	600	603
State of Washington, Various Purpose
Series 2010-A, GO, 5.00%, 8/1/2019(c)	20	20
Series 2010C, GO, 5.00%, 8/1/2019(c)	10,000	10,057

		11,678

Transportation — 0.1%
Port of Seattle, Intermediate Lien
Series B, Rev., 5.00%, 3/1/2032	4,000	4,614
Series 2015B, Rev., 5.00%, 3/1/2034	1,000	1,148

		5,762

Utility — 1.2%
Chelan County Public Utility District No.1 Series 1997A, Rev., NATL-RE, Zero Coupon, 6/1/2022	21,835	20,631
City of Seattle, Municipal Light and Power Improvement
Series B, Rev., 5.00%, 2/1/2024	4,025	4,118
Series A, Rev., 4.00%, 1/1/2048	2,000	2,167
City of Tacoma, Electric System Series 2017, Rev., 5.00%, 1/1/2028	35	44
Energy Northwest, Bonneville Power Administrator Series 2016-A, Rev., 5.00%, 7/1/2027	20,020	24,541
Energy Northwest, Columbia Generating Station Series A, Rev., 5.00%, 7/1/2034	5,025	6,086
Snohomish County Public Utility District No. 1 Rev., 4.00%, 12/1/2019	20	20

		57,607

Water & Sewer — 0.1%
County of King, Sewer
Series A, Rev., 5.00%, 1/1/2023	1,150	1,289
Series 2016A, Rev., 5.00%, 7/1/2026	2,295	2,776

		4,065

Total Washington		221,392

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
West Virginia — 0.1%
Utility — 0.1%
West Virginia Economic Development Authority, Appalachian Power Co. - AMOS Project Series 2009-B, Rev., 2.63%, 6/1/2022(d)	6,460	6,566

Wisconsin — 1.4%
Education — 0.0%(b)
Public Finance Authority, Piedmont Community Charter School
Rev., 5.00%, 6/15/2022	190	204
Rev., 5.00%, 6/15/2024	205	228
Rev., 5.00%, 6/15/2026	225	258
Rev., 5.00%, 6/15/2034	215	250
Rev., 5.00%, 6/15/2039	390	447

		1,387

General Obligation — 0.2%
Milwaukee Area Technical College District, Promissory Notes Series C, GO, 3.00%, 6/1/2019	35	35
State of Wisconsin
Series 4, GO, 5.00%, 5/1/2027	5,000	5,890
Series 3, GO, 5.00%, 11/1/2030	4,190	5,137

		11,062

Hospital — 0.3%
Public Finance Authority, Wakemed Hospital Series 2019A, Rev., 5.00%, 10/1/2044	12,500	14,686
Wisconsin Health and Educational Facilities Authority, Agnesian Healthcare, Inc. Rev., 5.00%, 7/1/2027	95	115

		14,801

Other Revenue — 0.2%
State of Wisconsin Series A, Rev., 5.00%, 5/1/2028	7,200	8,981

Prerefunded — 0.7%
State of Wisconsin
Series A, GO, 5.00%, 5/1/2021(c)	16,050	17,107
Series A, GO, 5.25%, 5/1/2021(c)	13,190	14,120
State of Wisconsin, Clean Water Fund, Leveraged Loan Portfolio Rev., 5.00%, 6/1/2024(c)	1,225	1,432

		32,659

Transportation — 0.0%(b)
Wisconsin Department of Transportation
Series 1, Rev., 4.00%, 7/1/2019	20	20
Series 2, Rev., 4.00%, 7/1/2019	35	35

		55

Water & Sewer — 0.0%(b)
City of Milwaukee, Sewerage System Series 2016S7, Rev., 5.00%, 6/1/2019	20	20
State of Wisconsin, Clean Water Fund, Leveraged Loan Portfolio Series 1, Rev., 4.00%, 6/1/2019(c)	20	20

		40

Total Wisconsin		68,985

Wyoming — 0.8%
Industrial Development Revenue/Pollution Control Revenue — 0.3%
County of Uinta, Pollution Control, Chevron USA, Inc. Project Rev., VRDO, 1.55%, 6/3/2019(d)	14,635	14,635

Utility — 0.5%
County of Campbell, Solid Waste Facilities, Basin Electric Power Co-operative, Dry Fork Station Facilities Series 2019A, Rev., 3.63%, 7/15/2039	23,570	23,988

Total Wyoming		38,623

TOTAL MUNICIPAL BONDS (Cost $4,649,882)		4,886,079

	Shares (000)	Value ($000)
SHORT-TERM INVESTMENTS — 1.2%
INVESTMENT COMPANIES — 1.2%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.51%(e)(f)(Cost $60,968)	60,971	60,971

Total Investments — 99.7% (Cost $4,710,850)		4,947,050
Other Assets Less Liabilities — 0.3%		12,982

Net Assets — 100.0%		4,960,032

Percentages indicated are based on net assets.

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Abbreviations

AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BHAC	Insured by Berkshire Hathaway Assurance Corp.
CHESLA	Connecticut Higher Education Supplemental Loan Authority
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
FGIC	Insured by Financial Guaranty Insurance Co.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
GRAN	Grant Revenue Anticipation Notes
IBC	Insured Bond Certificates
ICC	Insured Custody Certificates
IDA	Industrial Development Authority
LIQ	Liquidity Agreement
LOC	Letter of Credit
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
RE	Reinsured
Rev.	Revenue
SCSDE	South Carolina School District Enhancement
VRDO	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2019.

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Security is prerefunded or escrowed to maturity.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2019.
(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of May 31, 2019.

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Futures contracts outstanding as of May 31, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
U.S. Treasury 10 Year Note	(294)	09/2019	USD	(37,278)	(426)

					(426)

Abbreviations

USD	United States Dollar

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities(a)	$60,971	$4,886,079	$—	$4,947,050

Depreciation in Other Financial Instruments
Futures Contracts(a)	$(426)	$—	$—	$(426)

(a)	Portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash.

There were no transfers into and out of level 3 for the period ended May 31, 2019.

JPMorgan Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended May 31, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2019	Shares at May 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.51%(a)(b)	$239,447	$315,597	$494,068	$(8)	$3	$60,971	60,971	$536	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2019.

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 64.8%
Aerospace & Defense — 0.2%
BAE Systems Holdings, Inc. (United Kingdom) 6.38%, 6/1/2019(a)	699	699
Lockheed Martin Corp.
4.25%, 11/15/2019	4,249	4,280
2.50%, 11/23/2020	10,099	10,115
Rockwell Collins, Inc. 1.95%, 7/15/2019	2,750	2,747

		17,841

Automobiles — 2.4%
BMW US Capital LLC (Germany)
1.45%, 9/13/2019(a)	4,050	4,039
(ICE LIBOR USD 3 Month + 0.37%), 2.90%, 8/14/2020(a)(b)	26,278	26,347
3.25%, 8/14/2020(a)	17,824	17,953
(ICE LIBOR USD 3 Month + 0.41%), 3.01%, 4/12/2021(a)(b)	19,652	19,687
Daimler Finance North America LLC (Germany)
2.25%, 7/31/2019(a)	4,780	4,777
1.75%, 10/30/2019(a)	4,845	4,831
(ICE LIBOR USD 3 Month + 0.62%), 3.20%, 10/30/2019(a)(b)	33,026	33,080
2.25%, 3/2/2020(a)	3,210	3,199
(ICE LIBOR USD 3 Month + 0.39%), 2.96%, 5/4/2020(a)(b)	16,928	16,921
3.10%, 5/4/2020(a)	4,935	4,949
2.20%, 5/5/2020(a)	3,250	3,234
2.45%, 5/18/2020(a)	27,499	27,422
2.70%, 8/3/2020(a)	2,780	2,779
3.35%, 5/4/2021(a)	10,760	10,867
Nissan Motor Acceptance Corp.
1.55%, 9/13/2019(a)	22,100	22,012
2.25%, 1/13/2020(a)	10,671	10,629
2.13%, 3/3/2020(a)	1,509	1,500
(ICE LIBOR USD 3 Month + 0.39%), 2.99%, 9/28/2020(a)(b)	15,825	15,774
Volkswagen Group of America Finance LLC (Germany)
(ICE LIBOR USD 3 Month + 0.77%), 3.31%, 11/13/2020(a)(b)	21,950	22,023
3.88%, 11/13/2020(a)	20,636	20,977

		273,000

Banks — 28.9%
ABN AMRO Bank NV (Netherlands)
2.45%, 6/4/2020(a)	58,286	58,167
(ICE LIBOR USD 3 Month + 0.57%), 3.09%, 8/27/2021(a)(b)	23,400	23,479
ANZ New Zealand Int’l Ltd. (New Zealand)
2.60%, 9/23/2019(a)	4,045	4,044
2.20%, 7/17/2020(a)	790	788
(ICE LIBOR USD 3 Month + 1.01%), 3.59%, 7/28/2021(a)(b)	6,000	6,072
Australia & New Zealand Banking Group Ltd. (Australia)
1.60%, 7/15/2019	10,063	10,052
2.05%, 9/23/2019	8,470	8,456
2.25%, 12/19/2019(a)	5,782	5,773
5.10%, 1/13/2020(a)	2,350	2,386
(ICE LIBOR USD 3 Month + 0.32%), 2.92%, 7/2/2020(a)(b)	39,450	39,494
2.25%, 11/9/2020	12,272	12,249
(ICE LIBOR USD 3 Month + 0.32%), 2.88%, 11/9/2020(a)(b)	20,451	20,482
2.70%, 11/16/2020	68,394	68,662
(ICE LIBOR USD 3 Month + 0.46%), 2.99%, 5/17/2021(a)(b)	23,300	23,358
Bank of America NA
(ICE LIBOR USD 3 Month + 0.25%), 2.77%, 8/28/2020(b)	18,303	18,308
(ICE LIBOR USD 3 Month + 0.35%), 2.87%, 5/24/2021(b)	54,811	54,811
Bank of Montreal (Canada)
(ICE LIBOR USD 3 Month + 0.34%), 2.94%, 7/13/2020(b)	31,500	31,574
(ICE LIBOR USD 3 Month + 0.40%), 2.99%, 1/22/2021(b)	86,068	86,252
Bank of Nova Scotia (The) (Canada)
(ICE LIBOR USD 3 Month + 0.42%), 3.00%, 1/25/2021(b)	71,490	71,681
Banque Federative du Credit Mutuel SA (France)
2.20%, 7/20/2020(a)	54,919	54,702
(ICE LIBOR USD 3 Month + 0.49%), 3.08%, 7/20/2020(a)(b)	11,652	11,685
2.75%, 10/15/2020(a)	56,405	56,508
Barclays Bank plc (United Kingdom) 5.13%, 1/8/2020	1,991	2,019
BB&T Corp.
2.45%, 1/15/2020	31,394	31,352
(ICE LIBOR USD 3 Month + 0.72%), 3.31%, 1/15/2020(b)	3,987	4,000
(ICE LIBOR USD 3 Month + 0.57%), 3.18%, 6/15/2020(b)	16,356	16,417
BNP Paribas SA (France)
2.38%, 5/21/2020	22,617	22,570
5.00%, 1/15/2021	26,057	27,039
BNZ International Funding Ltd. (New Zealand) 2.40%, 2/21/2020(a)	9,719	9,700
(ICE LIBOR USD 3 Month + 0.70%), 3.22%, 2/21/2020(a)(b)	23,249	23,327

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Branch Banking & Trust Co.
2.10%, 1/15/2020	8,911	8,888
(ICE LIBOR USD 3 Month + 0.45%), 3.05%, 1/15/2020(b)	21,398	21,439
2.25%, 6/1/2020	14,875	14,833
Capital One NA
2.40%, 9/5/2019	2,930	2,928
1.85%, 9/13/2019	11,986	11,957
(ICE LIBOR USD 3 Month + 0.77%), 3.37%, 9/13/2019(b)	2,550	2,553
2.35%, 1/31/2020	13,781	13,753
Citibank NA
2.13%, 10/20/2020	2,250	2,238
(ICE LIBOR USD 3 Month + 0.53%), 3.05%, 2/19/2022(b)	9,800	9,801
(ICE LIBOR USD 3 Month + 0.60%), 3.12%, 5/20/2022(b)	20,700	20,708
Citizens Bank NA
2.45%, 12/4/2019	31,720	31,699
2.25%, 3/2/2020	27,196	27,118
(ICE LIBOR USD 3 Month + 0.54%), 3.16%, 3/2/2020(b)	1,750	1,752
2.20%, 5/26/2020	33,457	33,305
(ICE LIBOR USD 3 Month + 0.57%), 3.09%, 5/26/2020(b)	1,050	1,053
2.25%, 10/30/2020	1,722	1,714
(ICE LIBOR USD 3 Month + 0.72%), 3.25%, 2/14/2022(b)	16,825	16,876
Comerica Bank 2.50%, 6/2/2020	17,960	17,944
Commonwealth Bank of Australia (Australia)
2.25%, 3/10/2020(a)	9,053	9,036
2.30%, 3/12/2020	9,941	9,922
5.00%, 3/19/2020(a)	3,453	3,520
(ICE LIBOR USD 3 Month + 0.32%), 2.92%, 6/25/2020(a)(b)	4,887	4,900
2.05%, 9/18/2020(a)	17,054	16,953
Compass Bank 2.75%, 9/29/2019	53,070	53,050
Cooperatieve Rabobank UA (Netherlands)
2.25%, 1/14/2020	12,337	12,313
4.75%, 1/15/2020(a)	11,484	11,634
4.50%, 1/11/2021	22,991	23,754
2.50%, 1/19/2021	1,294	1,294
3.13%, 4/26/2021	21,748	21,992
Credit Agricole Corporate & Investment Bank SA (France)
(ICE LIBOR USD 3 Month + 0.29%), 2.86%, 11/2/2020(a)(b)	51,575	51,588
(ICE LIBOR USD 3 Month + 0.40%), 2.98%, 5/3/2021(a)(b)	52,200	52,200
Credit Agricole SA (France)
2.75%, 6/10/2020(a)	42,447	42,533
(ICE LIBOR USD 3 Month + 1.18%), 3.77%, 7/1/2021(a)(b)	15,318	15,541
Credit Suisse Group Funding Guernsey Ltd. (Switzerland) 2.75%, 3/26/2020	4,360	4,360
DBS Group Holdings Ltd. (Singapore)
2.25%, 7/16/2019(a)	3,958	3,957
(ICE LIBOR USD 3 Month + 0.49%), 3.08%, 6/8/2020(a)(b)	5,893	5,898
DNB Bank ASA (Norway)
2.13%, 10/2/2020(a)	59,184	58,879
(ICE LIBOR USD 3 Month + 0.37%), 2.97%, 10/2/2020(a)(b)	15,341	15,367
Federation des Caisses Desjardins du Quebec (Canada)
2.25%, 10/30/2020(a)	6,825	6,811
(ICE LIBOR USD 3 Month + 0.33%), 2.91%, 10/30/2020(a)(b)	38,316	38,381
Fifth Third Bancorp 2.88%, 7/27/2020	1,206	1,211
Fifth Third Bank
2.20%, 10/30/2020	733	730
(ICE LIBOR USD 3 Month + 0.25%), 2.83%, 10/30/2020(b)	8,276	8,276
First Niagara Financial Group, Inc. 6.75%, 3/19/2020	7,540	7,779
HSBC Holdings plc (United Kingdom)
3.40%, 3/8/2021	10,016	10,134
(ICE LIBOR USD 3 Month + 0.60%), 3.12%, 5/18/2021(b)	34,580	34,598
2.95%, 5/25/2021	19,499	19,583
(ICE LIBOR USD 3 Month + 0.65%), 3.25%, 9/11/2021(b)	49,328	49,402
(ICE LIBOR USD 3 Month + 1.50%), 4.10%, 1/5/2022(b)	6,000	6,120
HSBC USA, Inc.
2.35%, 3/5/2020	3,480	3,471
2.75%, 8/7/2020	40,348	40,476
Huntington Bancshares, Inc. 3.15%, 3/14/2021	3,660	3,693
Huntington National Bank (The)
2.38%, 3/10/2020	10,129	10,118
2.40%, 4/1/2020	9,733	9,719
2.88%, 8/20/2020	2,592	2,602
(ICE LIBOR USD 3 Month + 0.55%), 3.12%, 2/5/2021(b)	49,322	49,440
KeyBank NA
1.60%, 8/22/2019	10,509	10,487
2.50%, 12/15/2019	10,865	10,859
2.25%, 3/16/2020	8,893	8,869
Kreditanstalt fuer Wiederaufbau (Germany) 4.00%, 1/27/2020	11,262	11,382

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Lloyds Bank plc (United Kingdom)
5.80%, 1/13/2020(a)	2,694	2,743
2.70%, 8/17/2020	3,939	3,944
Manufacturers & Traders Trust Co. 2.10%, 2/6/2020	2,750	2,739
Mitsubishi UFJ Trust & Banking Corp. (Japan)
2.45%, 10/16/2019(a)	7,635	7,632
2.65%, 10/19/2020(a)	15,052	15,086
Mizuho Bank Ltd. (Japan)
2.65%, 9/25/2019(a)	3,750	3,751
2.40%, 3/26/2020(a)	69,016	68,945
2.70%, 10/20/2020(a)	20,500	20,526
MUFG Bank Ltd. (Japan)
2.30%, 3/5/2020(a)	25,348	25,297
2.75%, 9/14/2020(a)	9,820	9,846
National Australia Bank Ltd. (Australia)
2.40%, 12/9/2019(a)	25,553	25,546
(ICE LIBOR USD 3 Month + 0.59%), 3.17%, 1/10/2020(a)(b)	590	592
2.13%, 5/22/2020	470	468
(ICE LIBOR USD 3 Month + 0.51%), 3.03%, 5/22/2020(a)(b)	2,290	2,299
2.63%, 7/23/2020	3,241	3,248
2.63%, 1/14/2021	271	272
(ICE LIBOR USD 3 Month + 0.71%), 3.28%, 11/4/2021(a)(b)	22,800	22,948
National Bank of Canada (Canada)
(ICE LIBOR USD 3 Month + 0.60%), 3.19%, 1/17/2020(b)	10,048	10,083
(ICE LIBOR USD 3 Month + 0.56%), 3.16%, 6/12/2020(b)	8,495	8,528
2.20%, 11/2/2020	3,148	3,136
(ICE LIBOR USD 3 Month + 0.40%), 3.01%, 3/21/2021(a)(b)	121,140	121,296
Nordea Bank Abp (Finland)
1.63%, 9/30/2019(a)	2,163	2,157
4.88%, 1/27/2020(a)	19,665	19,949
2.13%, 5/29/2020(a)	20,099	20,022
(ICE LIBOR USD 3 Month + 0.47%), 2.99%, 5/29/2020(a)(b)	7,623	7,650
2.50%, 9/17/2020(a)	22,896	22,887
2.25%, 5/27/2021(a)	27,960	27,799
PNC Bank NA
2.00%, 5/19/2020	14,306	14,244
2.30%, 6/1/2020	4,000	3,993
2.60%, 7/21/2020	7,570	7,587
2.15%, 4/29/2021	2,667	2,650
PNC Financial Services Group, Inc. (The)
5.13%, 2/8/2020	3,750	3,812
4.38%, 8/11/2020	16,552	16,929
Royal Bank of Canada (Canada)
(ICE LIBOR USD 3 Month + 0.30%), 2.89%, 7/22/2020(b)	69,959	70,120
(ICE LIBOR USD 3 Month + 0.40%), 2.98%, 1/25/2021(b)	70,030	70,210
Santander UK plc (United Kingdom)
2.35%, 9/10/2019	19,679	19,664
2.38%, 3/16/2020	15,279	15,252
Skandinaviska Enskilda Banken AB (Sweden)
1.50%, 9/13/2019	3,730	3,719
2.30%, 3/11/2020	13,098	13,067
2.45%, 5/27/2020(a)	42,587	42,513
2.63%, 11/17/2020(a)	65,653	65,621
2.63%, 3/15/2021	21,516	21,545
(ICE LIBOR USD 3 Month + 0.43%), 2.96%, 5/17/2021(a)(b)	32,675	32,722
Societe Generale SA (France)
2.63%, 9/16/2020(a)	26,125	26,117
2.50%, 4/8/2021(a)	600	597
Standard Chartered plc (United Kingdom)
2.40%, 9/8/2019(a)	16,457	16,430
2.25%, 4/17/2020(a)	16,147	16,042
3.05%, 1/15/2021(a)	97,200	97,334
Sumitomo Mitsui Banking Corp. (Japan)
2.25%, 7/11/2019	5,500	5,498
2.45%, 1/16/2020	17,745	17,737
2.51%, 1/17/2020	11,513	11,509
(ICE LIBOR USD 3 Month + 0.37%), 2.97%, 10/16/2020(b)	9,336	9,344
2.45%, 10/20/2020	4,585	4,582
Sumitomo Mitsui Trust Bank Ltd. (Japan)
1.95%, 9/19/2019(a)	19,813	19,773
2.05%, 10/18/2019(a)	12,223	12,197
(ICE LIBOR USD 3 Month + 0.91%), 3.51%, 10/18/2019(a)(b)	1,425	1,429
SunTrust Bank 2.25%, 1/31/2020	6,611	6,594
(ICE LIBOR USD 3 Month + 0.30%), 2.59%, 1/29/2021(b)	5,001	5,000
(ICE LIBOR USD 3 Month + 0.59%), 3.12%, 5/17/2022(b)	39,759	39,797
SunTrust Banks, Inc.
2.90%, 3/3/2021	37,945	38,131
2.70%, 1/27/2022	7,383	7,406
Svenska Handelsbanken AB (Sweden)
1.50%, 9/6/2019	7,697	7,678
(ICE LIBOR USD 3 Month + 0.49%), 3.10%, 9/6/2019(b)	250	250
5.13%, 3/30/2020(a)	12,603	12,864
1.95%, 9/8/2020	20,309	20,178
(ICE LIBOR USD 3 Month + 0.36%), 2.95%, 9/8/2020(b)	8,865	8,879
2.40%, 10/1/2020	2,738	2,734

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Toronto-Dominion Bank (The) (Canada)
2.13%, 7/2/2019	124	124
(ICE LIBOR USD 3 Month + 0.28%), 2.88%, 6/11/2020(b)	45,603	45,703
(ICE LIBOR USD 3 Month + 0.26%), 2.87%, 9/17/2020(b)	42,860	43,002
UBS Group Funding Switzerland AG (Switzerland)
2.95%, 9/24/2020(a)	25,586	25,698
(ICE LIBOR USD 3 Month + 1.44%), 4.04%, 9/24/2020(a)(b)	4,900	4,974
(ICE LIBOR USD 3 Month + 1.78%), 4.38%, 4/14/2021(a)(b)	700	717
United Overseas Bank Ltd. (Singapore) (ICE LIBOR USD 3 Month + 0.48%), 3.07%, 4/23/2021(a)(b)	2,867	2,871
US Bank NA
(ICE LIBOR USD 3 Month + 0.25%), 2.83%, 7/24/2020(b)	38,110	38,180
(ICE LIBOR USD 3 Month + 0.31%), 2.88%, 2/4/2021(b)	39,139	39,203
(ICE LIBOR USD 3 Month + 0.32%), 2.91%, 4/26/2021(b)	2,708	2,711
Westpac Banking Corp. (Australia)
2.15%, 3/6/2020	22,700	22,638
2.30%, 5/26/2020	5,410	5,400
2.60%, 11/23/2020	11,121	11,142

		3,302,298

Beverages — 0.1%
Diageo Capital plc (United Kingdom) (ICE LIBOR USD 3 Month + 0.24%), 2.76%, 5/18/2020(b)	11,994	11,999
Suntory Holdings Ltd. (Japan) 2.55%, 9/29/2019(a)	1,103	1,102

		13,101

Biotechnology — 0.2%
AbbVie, Inc. 2.50%, 5/14/2020	27,565	27,523

Capital Markets — 5.6%
Charles Schwab Corp. (The) (ICE LIBOR USD 3 Month + 0.32%), 2.84%, 5/21/2021(b)	7,956	7,958
CPPIB Capital, Inc. (Canada) 1.25%, 9/20/2019(a)	7,791	7,763
Credit Suisse AG (Switzerland) 4.38%, 8/5/2020	1,957	1,999
Goldman Sachs Bank USA (SOFR + 0.60%), 3.00%, 5/24/2021(b)	10,398	10,401
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 0.80%), 3.41%, 12/13/2019(b)	39,205	39,333
5.38%, 3/15/2020	30,367	30,990
2.60%, 4/23/2020	1,500	1,500
(ICE LIBOR USD 3 Month + 1.16%), 3.75%, 4/23/2020(b)	17,529	17,649
Series D, 6.00%, 6/15/2020	15,311	15,830
(ICE LIBOR USD 3 Month + 1.20%), 3.81%, 9/15/2020(b)	13,878	14,021
(ICE LIBOR USD 3 Month + 0.73%), 3.34%, 12/27/2020(b)	2,635	2,640
ING Bank NV (Netherlands)
(ICE LIBOR USD 3 Month + 0.61%), 3.13%, 8/15/2019(a)(b)	2,565	2,568
2.50%, 10/1/2019(a)	12,341	12,340
(ICE LIBOR USD 3 Month + 0.69%), 3.28%, 10/1/2019(a)(b)	2,310	2,315
2.45%, 3/16/2020(a)	34,749	34,720
2.70%, 8/17/2020(a)	46,431	46,527
(ICE LIBOR USD 3 Month + 0.97%), 3.50%, 8/17/2020(a)(b)	2,008	2,026
5.00%, 6/9/2021(a)	11,775	12,308
Intercontinental Exchange, Inc. 2.75%, 12/1/2020	10,037	10,042
Macquarie Bank Ltd. (Australia)
2.60%, 6/24/2019(a)	10,373	10,372
2.40%, 1/21/2020(a)	18,624	18,602
2.85%, 7/29/2020(a)	29,297	29,413
Macquarie Group Ltd. (Australia)
7.63%, 8/13/2019(a)	3,380	3,411
6.00%, 1/14/2020(a)	41,419	42,239
Morgan Stanley
5.63%, 9/23/2019	29,445	29,695
2.65%, 1/27/2020	12,792	12,791
2.80%, 6/16/2020	17,893	17,923
5.50%, 7/24/2020	11,487	11,845
5.75%, 1/25/2021	4,621	4,844
(ICE LIBOR USD 3 Month + 0.55%), 3.10%, 2/10/2021(b)	13,360	13,374
(ICE LIBOR USD 3 Month + 1.40%), 3.99%, 4/21/2021(b)	21,765	22,162
Nomura Holdings, Inc. (Japan) 6.70%, 3/4/2020	2,477	2,551
State Street Corp. 2.55%, 8/18/2020	1,090	1,092
Temasek Financial I Ltd. (Singapore) 4.30%, 10/25/2019(a)	6,565	6,613
UBS AG (Switzerland)
2.35%, 3/26/2020	350	349
2.20%, 6/8/2020(a)	13,089	13,036
(ICE LIBOR USD 3 Month + 0.58%), 3.17%, 6/8/2020(a)(b)	4,000	4,014
4.88%, 8/4/2020	4,615	4,740
2.45%, 12/1/2020(a)	81,035	80,727
(ICE LIBOR USD 3 Month + 0.48%), 3.11%, 12/1/2020(a)(b)	37,837	37,914

		640,637

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Chemicals — 0.4%
Air Liquide Finance SA (France) 1.38%, 9/27/2019(a)	12,743	12,687
Chevron Phillips Chemical Co. LLC 2.45%, 5/1/2020(a)	9,064	9,059
DowDuPont, Inc. (ICE LIBOR USD 3 Month + 0.71%), 3.23%, 11/15/2020(b)	16,883	16,997
Nutrien Ltd. (Canada) 4.88%, 3/30/2020	9,937	10,106

		48,849

Commercial Services & Supplies — 0.1%
Republic Services, Inc. 5.50%, 9/15/2019	7,912	7,967

Consumer Finance — 5.0%
American Express Co.
(ICE LIBOR USD 3 Month + 0.53%), 3.05%, 5/17/2021(b)	14,343	14,381
(ICE LIBOR USD 3 Month + 0.60%), 3.17%, 11/5/2021(b)	8,483	8,522
American Express Credit Corp.
1.70%, 10/30/2019	7,193	7,167
2.20%, 3/3/2020	3,738	3,731
(ICE LIBOR USD 3 Month + 0.43%), 3.05%, 3/3/2020(b)	13,160	13,186
2.38%, 5/26/2020	20,670	20,632
(ICE LIBOR USD 3 Month + 0.73%), 3.25%, 5/26/2020(b)	10,000	10,053
Series F, 2.60%, 9/14/2020	4,347	4,355
American Honda Finance Corp.
2.00%, 11/13/2019	2,784	2,779
Series A, 2.15%, 3/13/2020	3,321	3,315
(ICE LIBOR USD 3 Month + 0.26%), 2.87%, 6/16/2020(b)	22,587	22,617
(ICE LIBOR USD 3 Month + 0.28%), 2.86%, 11/2/2020(b)	74,600	74,642
Capital One Financial Corp.
2.50%, 5/12/2020	55,875	55,772
(ICE LIBOR USD 3 Month + 0.76%), 3.30%, 5/12/2020(b)	24,892	24,991
2.40%, 10/30/2020	2,259	2,255
Caterpillar Financial Services Corp.
2.10%, 1/10/2020	18,585	18,535
(ICE LIBOR USD 3 Month + 0.18%), 2.70%, 5/15/2020(b)	21,629	21,643
(ICE LIBOR USD 3 Month + 0.23%), 2.84%, 3/15/2021(b)	78,900	78,806
Series I, (ICE LIBOR USD 3 Month + 0.39%), 2.92%, 5/17/2021(b)	25,500	25,545
General Motors Financial Co., Inc.
3.50%, 7/10/2019	10,904	10,913
2.35%, 10/4/2019	10,013	9,996
3.15%, 1/15/2020	21,236	21,269
(ICE LIBOR USD 3 Month + 0.93%), 3.53%, 4/13/2020(b)	10,315	10,351
John Deere Capital Corp. (ICE LIBOR USD 3 Month + 0.42%), 3.00%, 7/10/2020(b)	24,346	24,436
PACCAR Financial Corp.
(ICE LIBOR USD 3 Month + 0.20%), 2.74%, 11/13/2020(b)	21,264	21,270
3.10%, 5/10/2021	5,814	5,890
Toyota Motor Credit Corp.
(ICE LIBOR USD 3 Month + 0.20%), 2.75%, 6/3/2020(b)	45,480	45,480
(ICE LIBOR USD 3 Month + 0.24%), 2.84%, 7/15/2020(b)	130	130
(ICE LIBOR USD 3 Month + 0.28%), 2.88%, 4/13/2021(b)	12,658	12,668

		575,330

Diversified Financial Services — 1.0%
AIG Global Funding
1.95%, 10/18/2019(a)	17,544	17,506
(ICE LIBOR USD 3 Month + 0.65%), 3.24%, 1/22/2021(a)(b)	45,911	46,054
(ICE LIBOR USD 3 Month + 0.46%), 3.06%, 6/25/2021(a)(b)	24,843	24,835
Boeing Capital Corp. 4.70%, 10/27/2019	3,258	3,285
CK Hutchison International II Ltd. (Hong Kong) 2.25%, 9/29/2020(a)	765	760
National Rural Utilities Cooperative Finance Corp. (ICE LIBOR USD 3 Month + 0.38%), 2.97%, 6/30/2021(b)	15,925	15,965
Siemens Financieringsmaatschappij NV (Germany)
1.30%, 9/13/2019(a)	3,400	3,389
2.20%, 3/16/2020(a)	810	808

		112,602

Diversified Telecommunication Services — 1.1%
AT&T, Inc. (ICE LIBOR USD 3 Month + 0.65%), 3.25%, 1/15/2020(b)	48,700	48,848
Deutsche Telekom International Finance BV (Germany)
1.50%, 9/19/2019(a)	7,754	7,726
2.23%, 1/17/2020(a)	17,696	17,640
Orange SA (France)
5.38%, 7/8/2019	10,136	10,162
1.63%, 11/3/2019	14,582	14,514
Verizon Communications, Inc. (ICE LIBOR USD 3 Month + 0.55%), 3.07%, 5/22/2020(b)	23,421	23,515

		122,405

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Electric Utilities — 1.3%
Arizona Public Service Co. 2.20%, 1/15/2020	6,207	6,199
CLP Power Hong Kong Financing Ltd. (Hong Kong) 4.75%, 3/19/2020(c)	650	660
Exelon Corp. 5.15%, 12/1/2020	437	450
Florida Power & Light Co. (ICE LIBOR USD 3 Month + 0.40%), 2.97%, 5/6/2022(b)	44,300	44,315
Nevada Power Co. Series BB, 2.75%, 4/15/2020	2,261	2,266
NextEra Energy Capital Holdings, Inc.
(ICE LIBOR USD 3 Month + 0.32%), 2.93%, 9/3/2019(b)	4,560	4,561
(ICE LIBOR USD 3 Month + 0.40%), 2.92%, 8/21/2020(b)	58,121	58,126
Niagara Mohawk Power Corp. 4.88%, 8/15/2019(a)	20,335	20,415
Progress Energy, Inc. 4.88%, 12/1/2019	3,640	3,679
Public Service Co. of Oklahoma 5.15%, 12/1/2019	1,186	1,200
State Grid Overseas Investment 2016 Ltd. (China) 2.25%, 5/4/2020(a)	5,900	5,872
Virginia Electric & Power Co. 5.00%, 6/30/2019	3,995	4,001

		151,744

Electrical Equipment — 0.0%(d)
ABB Finance USA, Inc. (Switzerland) 2.80%, 4/3/2020	4,910	4,923

Energy Equipment & Services — 0.2%
Schlumberger Holdings Corp. 3.00%, 12/21/2020(a)	20,123	20,229
Schlumberger Oilfield UK plc 4.20%, 1/15/2021(a)	1,650	1,686

		21,915

Entertainment — 0.7%
NBCUniversal Enterprise, Inc. (ICE LIBOR USD 3 Month + 0.40%), 2.99%, 4/1/2021(a)(b)	67,395	67,596
NBCUniversal Media LLC 5.15%, 4/30/2020	13,089	13,387

		80,983

Equity Real Estate Investment Trusts (REITs) — 1.4%
ERP Operating LP
2.38%, 7/1/2019	7,134	7,132
4.75%, 7/15/2020	11,352	11,574
HCP, Inc. 2.63%, 2/1/2020	17,888	17,867
Scentre Group Trust 1 (Australia)
2.38%, 11/5/2019(a)	15,662	15,649
2.38%, 4/28/2021(a)	11,158	11,073
WEA Finance LLC (France)
2.70%, 9/17/2019(a)	19,296	19,289
3.25%, 10/5/2020(a)	76,144	76,671

		159,255

Food & Staples Retailing — 0.4%
Alimentation Couche-Tard, Inc. (Canada)
2.35%, 12/13/2019(a)	22,263	22,213
(ICE LIBOR USD 3 Month + 0.50%), 3.11%, 12/13/2019(a)(b)	5,396	5,396
Kroger Co. (The)
1.50%, 9/30/2019	8,237	8,205
6.15%, 1/15/2020	4,199	4,289

		40,103

Food Products — 0.6%
General Mills, Inc. (ICE LIBOR USD 3 Month + 0.54%), 3.14%, 4/16/2021(b)	13,118	13,118
Mondelez International Holdings Netherlands BV 1.63%, 10/28/2019(a)	45,835	45,629
Mondelez International, Inc. 3.00%, 5/7/2020	5,645	5,661
Tyson Foods, Inc. 2.65%, 8/15/2019	2,850	2,849

		67,257

Gas Utilities — 0.1%
Dominion Energy Gas Holdings LLC 2.50%, 12/15/2019	2,966	2,961
DTE Gas Co. 5.00%, 10/1/2019	4,922	4,962

		7,923

Health Care Providers & Services — 0.3%
Cigna Corp. 3.20%, 9/17/2020(a)	23,101	23,260
Express Scripts Holding Co. 2.60%, 11/30/2020	10,351	10,325
UnitedHealth Group, Inc. 2.30%, 12/15/2019	1,812	1,810

		35,395

Independent Power and Renewable Electricity Producers — 0.2%
Exelon Generation Co. LLC
5.20%, 10/1/2019	6,387	6,431
2.95%, 1/15/2020	10,124	10,135
4.00%, 10/1/2020	5,870	5,953

		22,519

Industrial Conglomerates — 0.3%
General Electric Co.
6.00%, 8/7/2019	12,937	13,004
5.50%, 1/8/2020	4,969	5,045
Hutchison Whampoa International Ltd. (Hong Kong) 5.75%, 9/11/2019(a)	13,633	13,742

		31,791

Insurance — 7.4%
American International Group, Inc.
3.38%, 8/15/2020	11,300	11,408
6.40%, 12/15/2020	9,531	10,065

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Athene Global Funding
2.75%, 4/20/2020(a)	18,179	18,197
(ICE LIBOR USD 3 Month + 1.14%), 3.73%, 4/20/2020(a)(b)	15,980	16,060
Chubb INA Holdings, Inc. 2.30%, 11/3/2020	17,936	17,926
Jackson National Life Global Funding
(ICE LIBOR USD 3 Month + 0.30%), 2.88%, 4/27/2020(a)(b)	10,499	10,516
(ICE LIBOR USD 3 Month + 0.30%), 2.90%, 10/15/2020(a)(b)	46,510	46,537
2.60%, 12/9/2020(a)	3,054	3,060
(ICE LIBOR USD 3 Month + 0.31%), 2.91%, 3/16/2021(a)(b)	64,170	64,205
(ICE LIBOR USD 3 Month + 0.48%), 3.08%, 6/11/2021(a)(b)	42,968	43,099
MassMutual Global Funding II 2.00%, 4/15/2021(a)	1,350	1,339
Metropolitan Life Global Funding I
2.00%, 4/14/2020(a)	1,120	1,115
2.05%, 6/12/2020(a)	1,850	1,841
(ICE LIBOR USD 3 Month + 0.40%), 3.00%, 6/12/2020(a)(b)	11,623	11,652
(SOFR + 0.57%), 2.97%, 9/7/2020(a)(b)	59,305	59,383
2.50%, 12/3/2020(a)	6,024	6,019
2.40%, 1/8/2021(a)	68,439	68,236
(ICE LIBOR USD 3 Month + 0.23%), 2.82%, 1/8/2021(a)(b)	52,618	52,575
New York Life Global Funding
1.95%, 2/11/2020(a)	7,766	7,737
2.00%, 4/9/2020(a)	3,770	3,758
(ICE LIBOR USD 3 Month + 0.16%), 2.75%, 10/1/2020(a)(b)	27,410	27,423
(ICE LIBOR USD 3 Month + 0.28%), 2.86%, 1/28/2021(a)(b)	16,996	17,032
2.95%, 1/28/2021(a)	520	525
Principal Life Global Funding II
2.15%, 1/10/2020(a)	25,102	25,036
2.20%, 4/8/2020(a)	6,680	6,662
(ICE LIBOR USD 3 Month + 0.30%), 2.91%, 6/26/2020(a)(b)	37,164	37,175
(ICE LIBOR USD 3 Month + 0.33%), 2.93%, 3/2/2021(a)(b)	53,956	53,909
Protective Life Global Funding
1.56%, 9/13/2019(a)	13,785	13,744
2.26%, 4/8/2020(a)(e)	8,244	8,232
(ICE LIBOR USD 3 Month + 0.37%), 2.97%, 7/13/2020(a)(b)	42,160	42,252
2.70%, 11/25/2020(a)	15,193	15,229
(ICE LIBOR USD 3 Month + 0.52%), 3.12%, 6/28/2021(a)(b)	39,600	39,714
2.92%, 4/15/2022(a)	36,603	36,944
Reliance Standard Life Global Funding II
2.50%, 1/15/2020(a)	779	778
2.38%, 5/4/2020(a)	31,467	31,377
Suncorp-Metway Ltd. (Australia)
2.35%, 4/27/2020(a)	17,562	17,500
2.38%, 11/9/2020(a)	22,664	22,597

		850,857

Interactive Media & Services — 0.1%
Tencent Holdings Ltd. (China) 2.88%, 2/11/2020(a)	5,978	6,002

Internet & Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd. (China) 2.50%, 11/28/2019	13,775	13,763

IT Services — 0.5%
International Business Machines Corp. (ICE LIBOR USD 3 Month + 0.40%), 2.94%, 5/13/2021(b)	57,300	57,413

Media — 0.3%
Comcast Corp.
5.70%, 7/1/2019	588	589
(ICE LIBOR USD 3 Month + 0.33%), 2.92%, 10/1/2020(b)	20,723	20,763
Omnicom Group, Inc. 6.25%, 7/15/2019	14,331	14,387

		35,739

Multi-Utilities — 0.8%
Dominion Energy, Inc.
Series B, 1.60%, 8/15/2019	7,965	7,946
5.20%, 8/15/2019	6,301	6,328
DTE Energy Co.
1.50%, 10/1/2019	4,809	4,791
2.40%, 12/1/2019	5,386	5,378
Public Service Enterprise Group, Inc. 1.60%, 11/15/2019	31,731	31,593
TECO Finance, Inc. 5.15%, 3/15/2020	28,792	29,324
WEC Energy Group, Inc. 2.45%, 6/15/2020	4,878	4,867

		90,227

Oil, Gas & Consumable Fuels — 1.3%
BG Energy Capital plc (United Kingdom) 4.00%, 12/9/2020(a)	17,713	18,070

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
BP Capital Markets plc (United Kingdom)
1.77%, 9/19/2019	8,854	8,831
2.32%, 2/13/2020	11,100	11,081
(ICE LIBOR USD 3 Month + 0.25%), 2.77%, 11/24/2020(b)	24,459	24,471
Columbia Pipeline Group, Inc. 3.30%, 6/1/2020	43,569	43,790
Enbridge, Inc. (Canada) (ICE LIBOR USD 3 Month + 0.40%), 2.98%, 1/10/2020(b)	7,300	7,302
Enterprise Products Operating LLC
2.55%, 10/15/2019	5,481	5,475
5.25%, 1/31/2020	2,700	2,744
5.20%, 9/1/2020	2,241	2,312
EOG Resources, Inc. 5.63%, 6/1/2019	19,022	19,022

		143,098

Pharmaceuticals — 1.0%
Bristol-Myers Squibb Co. (ICE LIBOR USD 3 Month + 0.20%), 2.72%, 11/16/2020(a)(b)	44,918	44,939
EMD Finance LLC (Germany) 2.40%, 3/19/2020(a)	3,735	3,726
Roche Holdings, Inc. (Switzerland) 2.25%, 9/30/2019(a)	21,700	21,675
Shire Acquisitions Investments Ireland DAC 1.90%, 9/23/2019	48,600	48,456

		118,796

Road & Rail — 0.4%
ERAC USA Finance LLC 2.35%, 10/15/2019(a)	6,585	6,576
Ryder System, Inc.
2.55%, 6/1/2019	21,139	21,139
2.65%, 3/2/2020	8,569	8,567
2.88%, 9/1/2020	7,726	7,747

		44,029

Thrifts & Mortgage Finance — 0.9%
BPCE SA (France)
2.50%, 7/15/2019	31,182	31,179
3.15%, 7/31/2020(a)	74,090	74,587
2.65%, 2/3/2021	2,612	2,613

		108,379

Tobacco — 0.5%
BAT International Finance plc (United Kingdom) 2.75%, 6/15/2020(a)	10,829	10,825
Reynolds American, Inc. (United Kingdom)
8.13%, 6/23/2019	31,265	31,361
6.88%, 5/1/2020	10,750	11,142

		53,328

Trading Companies & Distributors — 0.8%
Air Lease Corp. (ICE LIBOR USD 3 Month + 0.67%), 3.19%, 6/3/2021(b)	97,135	97,135

Transportation Infrastructure — 0.1%
HPHT Finance 15 Ltd. (Hong Kong) 2.88%, 3/17/2020(a)	8,573	8,579

Wireless Telecommunication Services — 0.1%
America Movil SAB de CV (Mexico) 5.00%, 3/30/2020	15,890	16,228

TOTAL CORPORATE BONDS (Cost $7,390,575)		7,408,934

ASSET-BACKED SECURITIES — 11.4%
Ally Auto Receivables Trust
Series 2017-5, Class A2, 1.81%, 6/15/2020	457	457
Series 2019-1, Class A2, 2.85%, 3/15/2022	51,000	51,167
American Express Credit Account Master Trust Series 2017-1, Class A, 1.93%, 9/15/2022	156	155
AmeriCredit Automobile Receivables Trust
Series 2017-3, Class A2A, 1.69%, 12/18/2020	173	173
Series 2017-4, Class A2A, 1.83%, 5/18/2021	3,773	3,769
Series 2018-1, Class A2A, 2.71%, 7/19/2021	3,737	3,737
Series 2017-1, Class A3, 1.87%, 8/18/2021	716	714
Series 2018-2, Class A2A, 2.86%, 11/18/2021	30,363	30,403
Series 2018-3, Class A2A, 3.11%, 1/18/2022	30,512	30,583
BMW Vehicle Lease Trust
Series 2017-2, Class A2A, 1.80%, 2/20/2020	595	595
Series 2019-1, Class A2, 2.79%, 3/22/2021	36,474	36,593
CarMax Auto Owner Trust
Series 2015-4, Class A3, 1.56%, 11/16/2020	163	162
Series 2016-1, Class A3, 1.61%, 11/16/2020	335	335
Series 2018-3, Class A2A, 2.88%, 10/15/2021	25,797	25,846
Series 2019-2, Class A2A, 2.69%, 7/15/2022	28,863	28,984
Series 2019-1, Class A2A, 3.02%, 7/15/2022	2,603	2,617
Citibank Credit Card Issuance Trust Series 2016-A1, Class A1, 1.75%, 11/19/2021	23,304	23,219

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Cloud Pass-Through Trust Series 2019-1A, Class CLOU, 3.55%, 12/5/2022(a)(f)	69,564	70,332
CNH Equipment Trust
Series 2018-A, Class A2, 2.78%, 8/16/2021	30,706	30,727
Series 2019-B, Class A2, 2.55%, 9/15/2022	31,155	31,221
Daimler Trucks Retail Trust Series 2019-1, Class A2, 2.77%, 4/15/2021(a)	86,039	86,124
Dell Equipment Finance Trust
Series 2017-2, Class A2A, 1.97%, 2/24/2020(a)	931	930
Series 2018-1, Class A2A, 2.97%, 10/22/2020(a)	14,038	14,066
Series 2019-1, Class A2, 2.78%, 8/23/2021(a)	40,604	40,771
Series 2017-2, Class A3, 2.19%, 10/24/2022(a)	1,500	1,497
Drive Auto Receivables Trust
Series 2018-2, Class A3, 2.88%, 6/15/2021	836	836
Series 2018-3, Class A3, 3.01%, 11/15/2021	10,821	10,825
Series 2019-2, Class A2A, 2.93%, 3/15/2022	26,737	26,780
Ford Credit Auto Lease Trust
Series 2017-B, Class A2A, 1.80%, 6/15/2020	3,273	3,271
Series 2018-A, Class A2A, 2.71%, 12/15/2020	8,121	8,124
Ford Credit Auto Owner Trust
Series 2017-C, Class A2A, 1.80%, 9/15/2020	3,492	3,489
Series 2017-A, Class A4, 1.92%, 4/15/2022	1,080	1,075
Series 2015-1, Class A, 2.12%, 7/15/2026(a)	17,535	17,482
Series 2015-2, Class A, 2.44%, 1/15/2027(a)	8,606	8,605
GM Financial Automobile Leasing Trust Series 2019-1, Class A2A, 2.91%, 4/20/2021	36,709	36,842
GM Financial Consumer Automobile Receivables Trust Series 2019-2, Class A2A, 2.66%, 6/16/2022	85,714	86,016
Golden Credit Card Trust (Canada) Series 2016-5A, Class A, 1.60%, 9/15/2021(a)	48,787	48,647
Honda Auto Receivables Owner Trust Series 2017-1, Class A3, 1.72%, 7/21/2021	10,024	9,985
Hyundai Auto Lease Securitization Trust
Series 2017-C, Class A2A, 1.89%, 3/16/2020(a)	5,671	5,669
Series 2017-B, Class A3, 1.97%, 7/15/2020(a)	1,895	1,893
Series 2017-A, Class A3, 1.88%, 8/17/2020(a)	437	436
Series 2018-A, Class A2A, 2.55%, 8/17/2020(a)	2,391	2,390
Hyundai Auto Receivables Trust Series 2019-A, Class A2, 2.67%, 12/15/2021	29,374	29,455
Mercedes-Benz Auto Lease Trust
Series 2018-A, Class A2, 2.20%, 4/15/2020	7,400	7,397
Series 2018-A, Class A3, 2.41%, 2/16/2021	4,500	4,499
Series 2019-A, Class A2, 3.01%, 2/16/2021	21,228	21,285
Series 2019-A, Class A3, 3.10%, 11/15/2021	8,135	8,216
Mercedes-Benz Auto Receivables Trust
Series 2018-1, Class A2A, 2.71%, 4/15/2021	11,997	12,005
Series 2015-1, Class A4, 1.75%, 12/15/2021	1,070	1,068
Nissan Auto Lease Trust
Series 2017-A, Class A3, 1.91%, 4/15/2020	2,851	2,848
Series 2019-A, Class A2, 2.71%, 7/15/2021	42,152	42,313
Series 2019-A, Class A3, 2.76%, 3/15/2022	12,122	12,229
Nissan Auto Receivables Owner Trust
Series 2017-B, Class A3, 1.75%, 10/15/2021	2,200	2,190
Series 2019-A, Class A2A, 2.82%, 1/18/2022	40,177	40,288
Series 2019-B, Class A2, 2.56%, 3/15/2022	83,299	83,296
Series 2017-C, Class A3, 2.12%, 4/18/2022	1,320	1,317
Santander Drive Auto Receivables Trust
Series 2018-4, Class A2, 2.73%, 3/15/2021	5,301	5,300
Series 2019-1, Class A2A, 2.91%, 1/18/2022	13,419	13,442
Series 2019-2, Class A2, 2.63%, 7/15/2022	63,650	63,710
Toyota Auto Receivables Owner Trust
Series 2016-B, Class A3, 1.30%, 4/15/2020	293	293
Series 2018-C, Class A2A, 2.77%, 8/16/2021	45,968	46,038
Series 2019-A, Class A2A, 2.83%, 10/15/2021	37,604	37,738
Series 2019-B, Class A2A, 2.59%, 2/15/2022	34,924	35,006
Verizon Owner Trust
Series 2016-2A, Class A, 1.68%, 5/20/2021(a)	8,691	8,668
Series 2017-1A, Class A, 2.06%, 9/20/2021(a)	5,350	5,339

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Volvo Financial Equipment LLC
Series 2017-1A, Class A3, 1.92%, 3/15/2021(a)	2,734	2,726
Series 2019-1A, Class A2, 2.90%, 11/15/2021(a)	19,293	19,372
World Omni Auto Receivables Trust Series 2018-C, Class A2, 2.80%, 1/18/2022	10,394	10,410

TOTAL ASSET-BACKED SECURITIES (Cost $1,300,636)		1,303,990

U.S. TREASURY OBLIGATIONS — 3.4%
U.S. Treasury Notes
1.00%, 11/15/2019	73,300	72,856
1.63%, 12/31/2019	23,500	23,401
1.38%, 1/15/2020	47,500	47,218
1.25%, 1/31/2020	56,200	55,799
2.25%, 2/29/2020	195,400	195,270

TOTAL U.S. TREASURY OBLIGATIONS (Cost $393,833)		394,544

CERTIFICATES OF DEPOSIT — 2.3%
Nordea Bank Abp (Finland) (ICE LIBOR USD 3 Month + 0.29%), 2.83%, 2/12/2021(b)	38,000	37,993
Sumitomo Mitsui Banking Corp. (Japan) (ICE LIBOR USD 3 Month + 0.36%), 2.96%, 4/6/2021(b)	121,166	121,198
Bank of Nova Scotia (The) (Canada) (ICE LIBOR USD 3 Month + 0.28%), 2.89%, 9/21/2020(b)	1,770	1,771
Credit Agricole Corporate and Investment Bank (France) (ICE LIBOR USD 3 Month + 0.35%), 2.93%, 7/30/2020(b)	8,200	8,209
Lloyds Bank Corporate Markets plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.50%), 3.10%, 9/24/2020(b)	41,735	41,857
(ICE LIBOR USD 3 Month + 0.50%), 3.09%, 10/26/2020(b)	560	562
Nordea Bank Abp (Finland) (ICE LIBOR USD 3 Month + 0.28%), 2.90%, 9/4/2020(b)	23,810	23,828
Svenska Handelsbanken AB (Sweden) (ICE LIBOR USD 3 Month + 0.28%), 2.89%, 9/11/2020(b)	31,000	31,023

TOTAL CERTIFICATES OF DEPOSIT (Cost $266,109)		266,441

SHORT-TERM INVESTMENTS — 18.5%
CERTIFICATES OF DEPOSIT — 3.7%
Banco Santander SA (Spain) 2.85%, 2/21/2020	59,400	59,500
Bank of Nova Scotia (The) (Canada)
(ICE LIBOR USD 3 Month + 0.28%), 2.88%, 10/15/2019(b)	2,915	2,918
(ICE LIBOR USD 3 Month + 0.30%), 2.82%, 5/22/2020(b)	11,500	11,516
Barclays Bank plc (United Kingdom)
3.00%, 9/19/2019	90,000	90,114
2.95%, 4/9/2020	44,200	44,281
Canadian Imperial Bank of Commerce (Canada) 3.08%, 10/25/2019	29,550	29,625
Lloyds Bank plc 3.00%, 10/17/2019	43,240	43,302
Mizuho Bank Ltd. (Japan)
(ICE LIBOR USD 3 Month + 0.40%), 2.98%, 10/25/2019(b)	4,019	4,025
(ICE LIBOR USD 3 Month + 0.33%), 2.93%, 4/15/2020(b)	25,000	25,028
MUFG Bank Ltd. (Japan) 2.80%, 2/26/2020(a)	33,000	33,067
Societe Generale (France) 3.05%, 10/18/2019	14,300	14,330
Standard Chartered Bank (United Kingdom) 3.18%, 10/23/2019	17,075	17,123
Westpac Banking Corp. (Australia) 2.97%, 10/18/2019	49,100	49,171

TOTAL CERTIFICATES OF DEPOSIT (Cost $423,292)		424,000

COMMERCIAL PAPER — 8.5%
Air Liquide US LLC (France) 2.68%, 6/28/2019(g)	9,000	8,983
AstraZeneca plc (United Kingdom) 2.91%, 6/10/2019(a)(g)	15,000	14,989
AT&T, Inc. 2.82%, 8/5/2019(g)	8,000	7,960
Bank of China Ltd. (China) 2.66%, 8/22/2019(g)	161,799	160,835
Bell Canada, Inc. (Canada)
3.04%, 7/12/2019(a)(g)	20,500	20,435
2.90%, 8/7/2019(g)	15,223	15,144
3.00%, 8/8/2019(g)	11,676	11,615
2.81%, 9/3/2019(g)	17,825	17,696
BNZ International Funding Ltd. (New Zealand) 2.98%, 10/11/2019(a)(g)	14,586	14,452
BP Capital Markets plc (United Kingdom)
3.02%, 10/10/2019(a)(g)	12,050	11,933
2.79%, 4/1/2020(g)	63,145	61,689
2.75%, 4/15/2020(g)	9,775	9,538
CenterPoint Energy, Inc. 2.71%, 6/5/2019(g)	13,563	13,558

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Coca-Cola Co. (The) 3.06%, 11/19/2019(a)(g)	48,200	47,632
CRH America Finance, Inc. (Ireland) 2.78%, 8/14/2019(g)	7,800	7,756
DowDuPont, Inc. 2.73%, 8/19/2019(g)	9,300	9,244
Enbridge, Inc. (Canada) 2.71%, 7/12/2019(g)	2,900	2,891
Enel Finance America LLC (Italy)
2.89%, 10/25/2019(g)	22,000	21,743
2.89%, 10/29/2019(g)	987	975
Eni Finance USA, Inc. (Italy)
2.74%, 7/25/2019(g)	32,658	32,523
2.74%, 7/29/2019(g)	28,800	28,673
2.78%, 8/1/2019(g)	24,450	24,336
Entergy Corp.
2.92%, 6/3/2019(g)	13,500	13,497
2.92%, 6/4/2019(g)	16,500	16,495
2.92%, 6/5/2019(g)	22,000	21,992
Federation des Caisses Desjardins du Quebec (Canada) 2.73%, 7/22/2019(a)(g)	28,900	28,797
Glencore Funding LLC (Switzerland)
3.47%, 9/12/2019(g)	42,310	41,968
3.46%, 10/1/2019(g)	9,267	9,178
Macquarie Bank Ltd. (Australia)
2.73%, 7/8/2019(a)(g)	33,450	33,361
3.10%, 10/25/2019(a)(g)	4,000	3,958
Ontario Teachers’ Finance Trust (Canada) 2.70%, 3/6/2020(a)(g)	11,200	10,977
PPL Capital Funding, Inc. 2.82%, 6/12/2019(g)	8,894	8,886
Puget Sound Energy, Inc. 2.72%, 6/5/2019(g)	8,324	8,321
Societe Generale SA (France) 2.80%, 3/11/2020(g)	45,500	44,570
Suncor Energy, Inc. (Canada)
2.87%, 6/3/2019(g)	3,500	3,499
2.84%, 6/28/2019(g)	20,000	19,959
2.84%, 7/2/2019(g)	3,600	3,591
2.75%, 9/3/2019(g)	17,520	17,392
Suncorp-Metway Ltd. (Australia) 3.01%, 7/23/2019(a)(g)	15,907	15,846
Verizon Communications, Inc. 2.66%, 6/11/2019(g)	13,000	12,990
VW Credit, Inc. (Germany)
3.41%, 7/8/2019(a)(g)	4,500	4,487
2.91%, 7/26/2019(g)	8,500	8,464
3.06%, 9/23/2019(g)	21,660	21,466
Walgreens Boots Alliance, Inc.
3.33%, 7/22/2019(g)	11,444	11,399
3.33%, 7/29/2019(g)	3,700	3,683
3.20%, 8/1/2019(g)	2,000	1,991
3.15%, 8/5/2019(g)	25,900	25,771
Welltower, Inc.
2.68%, 7/1/2019(g)	11,015	10,989
2.69%, 7/3/2019(g)	18,038	17,994
Westpac Banking Corp. (Australia) 3.10%, 11/4/2019(a)(g)	900	890

TOTAL COMMERCIAL PAPER (Cost $966,665)		967,011

	Shares (000)
INVESTMENT COMPANIES — 2.9%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.43%(h)(i) (Cost $337,191)	337,117	337,218

	Principal Amount ($000)
REPURCHASE AGREEMENTS — 3.4%
Bofa Securities, Inc., 2.85%, dated 5/31/2019, due 9/10/2019, repurchase price $55,845, collateralized by Collateralized Mortgage Obligations, 0.00%, due 5/25/2049, Sovereign Government Securities, 0.00% - 12.25%, due 4/22/2021 - 6/1/2050, with the value of $59,400.	55,000	55,000
Citigroup Global Markets, Inc., 3.00%, dated 5/31/2019, due 1/17/2020, repurchase price $116,044, collateralized by Asset-Backed Securities, 0.00% - 8.85%, due 3/17/2030 - 7/26/2045, Collateralized Mortgage Obligations, 5.00% - 6.13%, due 11/25/2033 - 12/31/2099, Corporate Notes and Bonds 0.00% - 11.25%, due 4/15/2020 - 1/1/2999, with the value of $122,444.	113,000	113,000
Wells Fargo Securities LLC, 3.04%, dated 5/31/2019, due 11/13/2019, repurchase price $224,793, collateralized by Asset-Backed Securities, 2.89% - 5.79%, due 10/15/2021 - 4/9/2038, Collateralized Mortgage Obligations, 0.50% - 4.84%, due 12/12/2030 - 11/17/2061, Municipal Bonds 0.00% - 4.55%, due 8/1/2029 - 10/1/2047 , with the value of $2,641.	220,000	220,000

TOTAL REPURCHASE AGREEMENTS (Cost $388,000)		388,000

TOTAL SHORT-TERM INVESTMENTS (Cost $2,115,148)		2,116,229

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.0%(d)
JPMorgan Securities Lending Money Market Fund Class Agency SL, 2.56%(h)(i)	1	1
JPMorgan U.S. Government Money Market Fund Class IM, 2.33%(h)(i)	52	52

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $53)		53

Total Investments — 100.4% (Cost $11,466,354)		11,490,191
Liabilities in Excess of Other Assets — (0.4%)		(49,360)

Net Assets — 100.0%		11,440,831

Percentages indicated are based on net assets.

Abbreviations

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2019.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d)	Amount rounds to less than 0.1% of net assets.
(e)	The security or a portion of this security is on loan at May 31, 2019. The total value of securities on loan at May 31, 2019 is approximately $50,000.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2019.
(g)	The rate shown is the effective yield as of May 31, 2019.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of May 31, 2019.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$1,303,990	$—	$1,303,990
Certificates of Deposit	—	266,441	—	266,441
Corporate Bonds	—	7,408,934	—	7,408,934
U.S. Treasury Obligations	—	394,544	—	394,544
Short-Term Investments
Certificates of Deposit	—	424,000	—	424,000
Commercial Paper	—	967,011	—	967,011
Investment Companies	337,218	—	—	337,218
Repurchase Agreements	—	388,000	—	388,000

Total Short-Term Investments	337,218	1,779,011	—	2,116,229

Investment of cash collateral from securities loaned	53	—	—	53

Total Investments in Securities	$337,271	$11,152,920	$—	$11,490,191

There were no transfers into and out of level 3 for the period ended May 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Included in the purchases and sales amounts in the table below are exchanges between certain share classes of the Underlying Funds. Amounts in the table below are in thousands.

For the period ended May 31, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2019	Shares at May 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.43%(a)(b)	$475,579	$3,705,137	$3,843,521	35		$(12)	$337,218	337,117	2,743	$—
JPMorgan Securities Lending Money Market Fund Class Agency SL Shares, 2.56%(a)(b)	1	104,000	104,000	—	(c)	—	1	1	123	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.33%(a)(b)	19,861	55,988	75,797	—		—	52	52	46	—

Total	$495,441	$3,865,125	$4,023,318	$35		$(12)	$337,271		$2,912	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2019.
(c)	Amount rounds to less than one thousand.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
CORPORATE BONDS — 26.7%
Aerospace & Defense — 0.7%
Arconic, Inc. 5.90%, 2/1/2027		118	125
Bombardier, Inc. (Canada)
6.00%, 10/15/2022(a)(b)		135	131
7.88%, 4/15/2027(b)		131	126
Harris Corp. 4.85%, 4/27/2035		1,375	1,502
Leonardo SpA (Italy) 4.88%, 3/24/2025	EUR	200	258
Rockwell Collins, Inc. 3.50%, 3/15/2027		2,250	2,273
TransDigm, Inc. 6.50%, 7/15/2024		52	52
Triumph Group, Inc. 7.75%, 8/15/2025		300	290
United Technologies Corp. 4.13%, 11/16/2028		1,620	1,718

			6,475

Airlines — 0.4%
Continental Airlines Pass-Through Trust Series 2012-2, Class A, 4.00%, 10/29/2024		3,665	3,771
United Continental Holdings, Inc. 4.88%, 1/15/2025		38	38

			3,809

Auto Components — 0.4%
Adient Global Holdings Ltd.
3.50%, 8/15/2024(c)	EUR	100	87
4.88%, 8/15/2026(b)		600	446
Allison Transmission, Inc. 4.75%, 10/1/2027(b)		46	44
American Axle & Manufacturing, Inc.
6.25%, 4/1/2025		178	171
6.50%, 4/1/2027		600	567
Cooper-Standard Automotive, Inc. 5.63%, 11/15/2026(b)		475	408
Dana Financing Luxembourg SARL 6.50%, 6/1/2026(b)		395	408
Delphi Technologies plc 5.00%, 10/1/2025(b)		495	421
Goodyear Tire & Rubber Co. (The) 4.88%, 3/15/2027(a)		84	75
Icahn Enterprises LP 5.88%, 2/1/2022		70	71
IHO Verwaltungs GmbH (Germany)
3.25% (cash), 9/15/2023(c)(d)	EUR	200	228
3.75% (cash), 9/15/2026(c)(d)	EUR	300	335
LKQ European Holdings BV 3.63%, 4/1/2026(b)	EUR	384	443

			3,704

Automobiles — 0.1%
Fiat Chrysler Automobiles NV (United Kingdom) 3.75%, 3/29/2024(c)	EUR	600	734

Banks — 3.6%
Bank of America Corp.
(ICE LIBOR USD 3 Month + 1.06%), 3.56%, 4/23/2027(e)		1,595	1,625
3.25%, 10/21/2027		2,310	2,294
Series FF, (ICE LIBOR USD 3 Month + 2.93%), 5.87%, 3/15/2028(e)(f)(g)		1,910	1,970
Bank of Ireland (Ireland) (EUR Swap Annual 5 Year + 6.96%), 7.38%, 6/18/2020(c)(e)(f)(g)	EUR	810	950
Barclays plc (United Kingdom) 5.20%, 5/12/2026		223	228
CaixaBank SA (Spain) (EUR Swap Annual 5 Year + 3.35%), 3.50%, 2/15/2027(c)(e)	EUR	1,000	1,169
Citigroup, Inc.
Series O, (ICE LIBOR USD 3 Month + 4.06%), 5.87%, 3/27/2020(e)(f)(g)		3,421	3,460
(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 1/30/2023(e)(f)(g)		51	52
3.20%, 10/21/2026		1,705	1,699
Credit Agricole SA (France) (USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025(b)(e)(f)(g)		950	1,059
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.21%), 3.80%, 3/11/2025(e)		1,285	1,311
(USD ICE Swap Rate 5 Year + 4.37%), 6.37%, 3/30/2025(e)(f)(g)		1,678	1,708
Intesa Sanpaolo SpA (Italy) 5.71%, 1/15/2026(b)		810	773
Royal Bank of Canada (Canada) (ICE LIBOR USD 3 Month + 0.66%), 3.26%, 10/5/2023(e)		2,505	2,500
Royal Bank of Scotland Group plc (United Kingdom)
(USD Swap Semi 5 Year + 7.60%), 8.62%, 8/15/2021(e)(f)(g)		500	527
6.13%, 12/15/2022		73	78
(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023(e)		1,578	1,573
(ICE LIBOR USD 3 Month + 1.47%), 3.99%, 5/15/2023(e)		390	386

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
Skandinaviska Enskilda Banken AB (Sweden) Series 575, 1.50%, 12/21/2022(c)	SEK	36,000	3,968
Societe Generale SA (France) (USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 9/29/2025(a)(b)(e)(f)(g)		1,539	1,647
UBS Group Funding Switzerland AG (Switzerland)
(EUR Swap Annual 5 Year + 5.29%), 5.75%, 2/19/2022(c)(e)(f)(g)	EUR	2,400	2,896
(USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025(c)(e)(f)(g)		1,600	1,696

			33,569

Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.15%, 1/23/2025		1,175	1,241
4.90%, 1/23/2031		830	920
Sunshine Mid BV (Netherlands) 6.50%, 5/15/2026(c)	EUR	300	339

			2,500

Biotechnology — 0.1%
Grifols SA (Spain) 3.20%, 5/1/2025(c)	EUR	450	511

Building Products — 0.2%
James Hardie International Finance DAC (Ireland) 4.75%, 1/15/2025(b)		365	362
JELD-WEN, Inc. 4.63%, 12/15/2025(b)		600	573
Masco Corp. 3.50%, 11/15/2027		363	352
Standard Industries, Inc.
5.00%, 2/15/2027(b)		5	5
4.75%, 1/15/2028(b)		415	397

			1,689

Capital Markets — 2.7%
A10 Revolving Asset Financing LLC 8.72%, 1/9/2020‡(h)		6,000	6,000
Carlyle Promissory Note 4.60%, 7/15/2019‡		38	38
Credit Suisse Group AG (Switzerland) (USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023(b)(e)(f)(g)		2,910	3,084
Goldman Sachs Group, Inc. (The)
Series P, (ICE LIBOR USD 3 Month + 2.87%), 5.00%, 11/10/2022(e)(f)(g)		951	895
(ICE LIBOR USD 3 Month + 1.60%), 4.12%, 11/29/2023(e)		3,275	3,349
4.25%, 10/21/2025		1,150	1,192
(ICE LIBOR USD 3 Month + 1.17%), 3.69%, 5/15/2026(e)		2,358	2,328
(ICE LIBOR USD 3 Month + 1.16%), 3.81%, 4/23/2029(e)		871	880
Morgan Stanley
Series J, (ICE LIBOR USD 3 Month + 3.81%), 5.55%, 7/15/2020(e)(f)(g)		990	1,000
3.13%, 7/27/2026		3,315	3,292
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029(e)		530	540
UBS AG (Switzerland) 5.13%, 5/15/2024(c)		2,615	2,726

			25,324

Chemicals — 0.7%
Arkema SA (France) (EUR Swap Annual 5 Year + 4.35%), 4.75%, 10/29/2020(c)(e)(f)(g)	EUR	200	235
Axalta Coating Systems LLC 4.25%, 8/15/2024(c)	EUR	300	345
CeramTec BondCo GmbH (Germany) 5.25%, 12/15/2025(c)	EUR	275	310
CF Industries, Inc. 4.50%, 12/1/2026(b)		1,725	1,768
Chemours Co. (The)
6.63%, 5/15/2023		275	274
7.00%, 5/15/2025		43	43
CVR Partners LP 9.25%, 6/15/2023(b)		125	129
FXI Holdings, Inc. 7.88%, 11/1/2024(b)		18	16
GCP Applied Technologies, Inc. 5.50%, 4/15/2026(b)		300	301
INEOS Group Holdings SA (Luxembourg)
5.38%, 8/1/2024(c)	EUR	200	228
5.63%, 8/1/2024(b)		520	506
NOVA Chemicals Corp. (Canada)
5.00%, 5/1/2025(b)		70	65
5.25%, 6/1/2027(b)		445	406
Rain CII Carbon LLC 7.25%, 4/1/2025(b)		1,350	1,235
Solvay Finance SA (Belgium) (EUR Swap Annual 5 Year + 3.70%), 5.42%, 11/12/2023(c)(e)(f)(g)	EUR	600	752
Trinseo Materials Operating SCA 5.38%, 9/1/2025(b)		300	278
Tronox Finance plc 5.75%, 10/1/2025(b)		50	45

			6,936

Commercial Services & Supplies — 0.3%
ACCO Brands Corp. 5.25%, 12/15/2024(b)		455	452
Elis SA (France) 1.88%, 2/15/2023(c)	EUR	500	570

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
Garda World Security Corp. (Canada) 8.75%, 5/15/2025(b)		150	143
Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025(b)		83	81
Paprec Holding SA (France) 4.00%, 3/31/2025(c)	EUR	100	104
Prime Security Services Borrower LLC
9.25%, 5/15/2023(b)		189	198
5.75%, 4/15/2026(b)		40	39
SPIE SA (France) 3.13%, 3/22/2024(c)	EUR	400	468
Techem Verwaltungsgesellschaft 674 mbH (Germany) 6.00%, 7/30/2026(c)	EUR	300	343
Verisure Midholding AB (Sweden) 5.75%, 12/1/2023(c)	EUR	600	676

			3,074

Communications Equipment — 0.1%
Avaya, Inc. 7.00%, 4/1/2019‡(b)(i)		265	—	(j)
CommScope Technologies LLC 6.00%, 6/15/2025(b)		700	635
Goodman Networks, Inc. 8.00%, 5/11/2022		94	45
Telefonaktiebolaget LM Ericsson (Sweden) 1.88%, 3/1/2024(c)	EUR	300	347

			1,027

Construction & Engineering — 0.0%(k)
MasTec, Inc. 4.88%, 3/15/2023		50	51
Novafives SAS (France) 5.00%, 6/15/2025(b)	EUR	150	154
Tutor Perini Corp. 6.88%, 5/1/2025(a)(b)		17	16

			221

Construction Materials — 0.2%
Cemex SAB de CV (Mexico) 7.75%, 4/16/2026(a)(b)		460	490
Martin Marietta Materials, Inc.
3.50%, 12/15/2027		1,065	1,050
4.25%, 12/15/2047		706	642

			2,182

Consumer Finance — 0.4%
AerCap Ireland Capital DAC (Ireland) 3.65%, 7/21/2027		2,621	2,513
Ally Financial, Inc.
4.63%, 3/30/2025		19	19
8.00%, 11/1/2031		86	109
Curo Group Holdings Corp. 8.25%, 9/1/2025(b)		129	106
General Motors Financial Co., Inc. 4.00%, 10/6/2026		900	884
ILFC E-Capital Trust II (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%, 14.50% Cap), 4.85%, 12/21/2065(b)(e)		325	244
Synchrony Financial 3.95%, 12/1/2027		112	108

			3,983

Containers & Packaging — 0.3%
Ardagh Packaging Finance plc (Ireland)
6.75%, 5/15/2024(c)	EUR	600	710
6.00%, 2/15/2025(b)		500	495
Ball Corp. 4.38%, 12/15/2023	EUR	200	254
Berry Global Escrow Corp. 5.63%, 7/15/2027(b)		30	30
Crown European Holdings SA 2.63%, 9/30/2024(c)	EUR	800	938
Silgan Holdings, Inc. 3.25%, 3/15/2025	EUR	400	458

			2,885

Diversified Consumer Services — 0.1%
Service Corp. International 7.50%, 4/1/2027		315	366
Sotheby’s 4.88%, 12/15/2025(b)		30	29

			395

Diversified Financial Services — 0.9%
CNG Holdings, Inc.
9.38%, 5/15/2020(a)(b)		415	415
12.50%, 6/15/2024(b)		185	178
EDP Finance BV (Portugal)
5.25%, 1/14/2021(b)		4,025	4,164
3.63%, 7/15/2024(b)		1,335	1,345
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035		1,010	960
ProGroup AG (Germany) 3.00%, 3/31/2026(c)	EUR	150	169
Refinitiv US Holdings, Inc.
6.25%, 5/15/2026(b)		19	19
8.25%, 11/15/2026(b)		20	20
Vantiv LLC 3.88%, 11/15/2025(c)	GBP	150	197
Worldpay Finance plc (United Kingdom) 3.75%, 11/15/2022(c)	EUR	500	621

			8,088

Diversified Telecommunication Services — 1.8%
Altice France SA (France) 5.63%, 5/15/2024(c)	EUR	500	575
AT&T, Inc. 4.80%, 6/15/2044		640	641
CCO Holdings LLC
5.75%, 2/15/2026(b)		2,582	2,679
5.50%, 5/1/2026(b)		50	51
5.13%, 5/1/2027(b)		2,135	2,136

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
Cellnex Telecom SA (Spain) 2.38%, 1/16/2024(c)	EUR	200	229
CenturyLink, Inc.
5.63%, 4/1/2025		205	198
Series G, 6.88%, 1/15/2028		72	69
Cincinnati Bell, Inc. 7.00%, 7/15/2024(a)(b)		80	68
DKT Finance ApS (Denmark) 7.00%, 6/17/2023(c)	EUR	450	542
Embarq Corp. 8.00%, 6/1/2036		171	159
Frontier Communications Corp.
10.50%, 9/15/2022		47	34
11.00%, 9/15/2025		92	58
8.50%, 4/1/2026(b)		300	288
Intelsat Jackson Holdings SA (Luxembourg)
5.50%, 8/1/2023		481	432
8.00%, 2/15/2024(b)		200	208
8.50%, 10/15/2024(b)		266	258
Level 3 Financing, Inc.
5.38%, 8/15/2022		51	51
5.63%, 2/1/2023		44	44
5.38%, 5/1/2025		500	501
Qwest Corp. 6.88%, 9/15/2033		97	97
Sprint Capital Corp.
6.88%, 11/15/2028		250	260
8.75%, 3/15/2032		1,930	2,215
Telecom Italia Capital SA (Italy) 6.38%, 11/15/2033		33	32
Telecom Italia SpA (Italy)
3.25%, 1/16/2023(c)	EUR	375	436
3.00%, 9/30/2025(c)	EUR	750	830
3.63%, 5/25/2026(c)	EUR	800	901
Telefonica Emisiones SA (Spain) 5.21%, 3/8/2047		700	722
Verizon Communications, Inc. 4.33%, 9/21/2028		1,345	1,455
Virgin Media Finance plc (United Kingdom) 4.50%, 1/15/2025(c)	EUR	450	518
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 8/15/2026(b)		350	352
Windstream Services LLC 8.63%, 10/31/2025(b)(l)		25	25

			17,064

Electric Utilities — 1.1%
EDP — Energias de Portugal SA (Portugal) (EUR Swap Annual 5 Year + 5.04%), 5.38%, 9/16/2075(c)(e)	EUR	300	357
Emera US Finance LP (Canada) 3.55%, 6/15/2026		3,990	4,013
Enel Finance International NV (Italy) 3.50%, 4/6/2028(b)		1,135	1,058
FirstEnergy Corp. Series B, 3.90%, 7/15/2027		2,385	2,446
ITC Holdings Corp. 3.25%, 6/30/2026		1,730	1,741
Light Servicos de Eletricidade SA (Brazil) 7.25%, 5/3/2023(c)		660	671
Naturgy Finance BV (Spain) (EUR Swap Annual 9 Year + 3.08%), 3.38%, 4/24/2024(c)(e)(f)(g)	EUR	400	450
Texas Competitive Electric Holdings Co. LLC 8.50%, 5/1/2020‡(i)		2,500	1

			10,737

Electrical Equipment — 0.1%
Orano SA (France) 4.88%, 9/23/2024	EUR	600	737
Vertiv Group Corp. 9.25%, 10/15/2024(b)		90	89

			826

Electronic Equipment, Instruments & Components — 0.1%
Belden, Inc. 3.38%, 7/15/2027(c)	EUR	500	566
CDW LLC 5.00%, 9/1/2025		600	607

			1,173

Energy Equipment & Services — 0.2%
Diamond Offshore Drilling, Inc. 7.88%, 8/15/2025		35	31
Ensco Rowan plc 5.20%, 3/15/2025		55	38
Noble Holding International Ltd. 5.25%, 3/15/2042		66	37
Precision Drilling Corp. (Canada)
7.75%, 12/15/2023		35	35
7.13%, 1/15/2026(b)		330	314
Saipem Finance International BV (Italy) 3.75%, 9/8/2023(c)	EUR	500	593
Transocean Guardian Ltd. 5.88%, 1/15/2024(b)		96	97
Transocean Poseidon Ltd. 6.88%, 2/1/2027(b)		18	19
Transocean Proteus Ltd. 6.25%, 12/1/2024(b)		40	40
Transocean, Inc.
9.00%, 7/15/2023(b)		65	67
7.50%, 4/15/2031		77	63
Vallourec SA (France) 2.25%, 9/30/2024(c)	EUR	200	144

			1,478

Entertainment — 0.0%(k)
Viacom, Inc. (ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057(e)		100	99

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
Equity Real Estate Investment Trusts (REITs) — 0.6%
American Tower Corp. 3.60%, 1/15/2028		1,695	1,694
Brookfield Property REIT, Inc. 5.75%, 5/15/2026(b)		116	118
Equinix, Inc.
2.88%, 10/1/2025	EUR	550	631
5.88%, 1/15/2026		595	623
ESH Hospitality, Inc. 5.25%, 5/1/2025(b)		775	775
GEO Group, Inc. (The) 5.88%, 10/15/2024		325	301
Iron Mountain, Inc.
5.75%, 8/15/2024		110	109
3.00%, 1/15/2025(c)	EUR	200	224
MGM Growth Properties Operating Partnership LP 5.75%, 2/1/2027(b)		42	43
Uniti Group LP 6.00%, 4/15/2023(b)		455	425
VICI Properties 1 LLC 8.00%, 10/15/2023		941	1,021

			5,964

Food & Staples Retailing — 0.2%
Albertsons Cos. LLC 7.50%, 3/15/2026(b)		94	98
Iceland Bondco plc (United Kingdom) 4.63%, 3/15/2025(c)	GBP	200	224
New Albertsons LP 7.45%, 8/1/2029		215	201
Picard Groupe SAS (France) (EURIBOR 3 Month + 3.00%), 3.00%, 11/30/2023(c)(e)	EUR	150	159
Rite Aid Corp. 6.13%, 4/1/2023(b)		665	545
Tesco Corporate Treasury Services plc (United Kingdom) 2.50%, 7/1/2024(c)	EUR	750	891

			2,118

Food Products — 0.2%
Darling Global Finance BV 3.63%, 5/15/2026(b)	EUR	300	348
JBS USA LUX SA
5.88%, 7/15/2024(b)		26	27
5.75%, 6/15/2025(b)		103	105
6.50%, 4/15/2029(b)		172	180
Nomad Foods Bondco plc (United Kingdom) 3.25%, 5/15/2024(c)	EUR	400	458
Pilgrim’s Pride Corp. 5.75%, 3/15/2025(b)		61	62
Post Holdings, Inc.
5.50%, 3/1/2025(b)		235	237
5.75%, 3/1/2027(b)		285	286

			1,703

Gas Utilities — 0.0%(k)
AmeriGas Partners LP 5.75%, 5/20/2027		42	43

Health Care Equipment & Supplies — 0.3%
Boston Scientific Corp.
3.75%, 3/1/2026		645	669
4.00%, 3/1/2029		1,620	1,705
Hill-Rom Holdings, Inc. 5.75%, 9/1/2023(b)		15	15
Kinetic Concepts, Inc. 7.88%, 2/15/2021(b)		600	617
Teleflex, Inc. 5.25%, 6/15/2024		15	16

			3,022

Health Care Providers & Services — 0.8%
Acadia Healthcare Co., Inc. 6.50%, 3/1/2024		86	87
Air Medical Group Holdings, Inc. 6.38%, 5/15/2023(a)(b)		320	298
Centene Corp. 4.75%, 1/15/2025		175	177
Community Health Systems, Inc.
5.13%, 8/1/2021		29	28
6.25%, 3/31/2023		73	70
8.63%, 1/15/2024(b)		43	43
8.13%, 6/30/2024(b)		70	52
8.00%, 3/15/2026(b)		92	88
DaVita, Inc. 5.13%, 7/15/2024		15	15
Encompass Health Corp.
5.75%, 11/1/2024		28	28
5.75%, 9/15/2025		500	508
HCA, Inc.
5.88%, 5/1/2023		245	260
5.88%, 2/15/2026		2,200	2,332
Syneos Health, Inc. 7.50%, 10/1/2024(b)		487	506
Synlab Bondco plc (United Kingdom) 6.25%, 7/1/2022(c)	EUR	500	569
Team Health Holdings, Inc. 6.38%, 2/1/2025(a)(b)		63	52
Tenet Healthcare Corp.
4.38%, 10/1/2021		192	194
8.13%, 4/1/2022		660	688
6.75%, 6/15/2023		1,000	996

			6,991

Health Care Technology — 0.1%
IQVIA, Inc. 3.25%, 3/15/2025(c)	EUR	650	738

Hotels, Restaurants & Leisure — 0.4%
1011778 BC ULC (Canada) 4.25%, 5/15/2024(b)		90	89
Aramark International Finance SARL 3.13%, 4/1/2025(c)	EUR	200	228

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
Boyd Gaming Corp. 6.88%, 5/15/2023		42	43
Boyne USA, Inc. 7.25%, 5/1/2025(b)		35	38
Cirsa Finance International SARL (Spain) 6.25%, 12/20/2023(b)	EUR	414	492
Constellation Merger Sub, Inc. 8.50%, 9/15/2025(b)		20	19
Enterprise Development Authority (The) 12.00%, 7/15/2024(b)		169	178
International Game Technology plc 4.75%, 2/15/2023(c)	EUR	400	482
Marriott Ownership Resorts, Inc. 6.50%, 9/15/2026(b)		40	41
Merlin Entertainments plc (United Kingdom) 2.75%, 3/15/2022(c)	EUR	300	349
MGM Resorts International
6.00%, 3/15/2023		675	712
5.75%, 6/15/2025		50	53
Scientific Games International, Inc.
10.00%, 12/1/2022		101	106
5.00%, 10/15/2025(b)		65	64
8.25%, 3/15/2026(b)		10	10
Stars Group Holdings BV (Canada) 7.00%, 7/15/2026(b)		42	43
Station Casinos LLC 5.00%, 10/1/2025(b)		20	19
Twin River Worldwide Holdings, Inc. 6.75%, 6/1/2027(b)		35	36
Wyndham Destinations, Inc.
5.40%, 4/1/2024(l)		25	25
6.35%, 10/1/2025(l)		10	11
5.75%, 4/1/2027(l)		25	25
Wynn Las Vegas LLC 5.50%, 3/1/2025(b)		445	436

			3,499

Household Durables — 0.0%(k)
Tempur Sealy International, Inc. 5.50%, 6/15/2026		365	366

Household Products — 0.1%
Central Garden & Pet Co. 5.13%, 2/1/2028		520	499
Energizer Holdings, Inc. 5.50%, 6/15/2025(b)		575	568

			1,067

Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. 6.00%, 5/15/2026		53	55
Calpine Corp. 5.75%, 1/15/2025		599	580
Clearway Energy Operating LLC 5.75%, 10/15/2025(b)		60	60
Exelon Generation Co. LLC 2.95%, 1/15/2020		1,470	1,471

			2,166

Industrial Conglomerates — 0.4%
General Electric Co. 4.50%, 3/11/2044		2,055	1,935
Roper Technologies, Inc. 3.80%, 12/15/2026		1,710	1,761

			3,696

Insurance — 0.4%
MetLife, Inc. 6.40%, 12/15/2036		1,340	1,481
Prudential Financial, Inc.
(ICE LIBOR USD 3 Month + 4.18%), 5.87%, 9/15/2042(e)		1,190	1,247
(ICE LIBOR USD 3 Month + 3.92%), 5.63%, 6/15/2043(e)		784	811

			3,539

IT Services — 0.2%
Banff Merger Sub, Inc. 9.75%, 9/1/2026(b)		62	58
Booz Allen Hamilton, Inc. 5.13%, 5/1/2025(b)		20	20
Exela Intermediate LLC 10.00%, 7/15/2023(b)		142	112
GCI LLC 6.75%, 6/1/2021		804	804
Zayo Group LLC
6.00%, 4/1/2023		100	103
6.38%, 5/15/2025		350	360

			1,457

Leisure Products — 0.1%
Mattel, Inc.
3.15%, 3/15/2023		76	70
6.75%, 12/31/2025(b)		501	493
Vista Outdoor, Inc. 5.88%, 10/1/2023		400	377

			940

Life Sciences Tools & Services — 0.0%(k)
Avantor, Inc. 6.00%, 10/1/2024(b)		350	363

Machinery — 0.1%
Amsted Industries, Inc. 5.63%, 7/1/2027(b)		27	27
Colfax Corp.
6.00%, 2/15/2024(b)		22	23
6.38%, 2/15/2026(b)		12	12
Novelis Corp.
6.25%, 8/15/2024(b)		88	90
SPX FLOW, Inc. 5.63%, 8/15/2024(b)		450	460
Tennant Co. 5.63%, 5/1/2025		45	46
Terex Corp. 5.63%, 2/1/2025(b)		300	294

			952

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
Media — 2.0%
Altice Financing SA (Luxembourg) 6.63%, 2/15/2023(b)		500	508
Altice Finco SA (Luxembourg) 4.75%, 1/15/2028(c)	EUR	400	377
Altice Luxembourg SA (Luxembourg)
7.25%, 5/15/2022(c)	EUR	500	568
7.75%, 5/15/2022(b)		335	341
6.25%, 2/15/2025(c)	EUR	150	161
7.63%, 2/15/2025(b)		200	184
8.00%, 5/15/2027(b)	EUR	221	244
Charter Communications Operating LLC 5.38%, 5/1/2047		758	760
Clear Channel Worldwide Holdings, Inc.
Series B, 6.50%, 11/15/2022		1,731	1,766
9.25%, 2/15/2024(b)		266	284
Comcast Corp.
3.95%, 10/15/2025		2,025	2,144
4.60%, 8/15/2045		980	1,060
4.70%, 10/15/2048		555	618
CSC Holdings LLC 10.88%, 10/15/2025(b)		799	907
DISH DBS Corp.
6.75%, 6/1/2021		132	136
5.00%, 3/15/2023		178	167
5.88%, 11/15/2024		675	606
7.75%, 7/1/2026		1,415	1,296
Entercom Media Corp.
7.25%, 11/1/2024(b)		115	117
6.50%, 5/1/2027(b)		41	42
Fox Corp.
4.03%, 1/25/2024(b)		654	685
4.71%, 1/25/2029(b)		300	328
Getty Images, Inc. 9.75%, 3/1/2027(b)		15	15
iHeartCommunications, Inc.
6.38%, 5/1/2026(a)		111	115
8.38%, 5/1/2027(a)		207	217
Quebecor Media, Inc. (Canada) 5.75%, 1/15/2023		45	47
SES SA (Luxembourg) (EUR Swap Annual 5 Year + 4.66%), 4.62%, 1/2/2022(c)(e)(f)(g)	EUR	450	523
Sinclair Television Group, Inc. 5.63%, 8/1/2024(b)		374	378
Sirius XM Radio, Inc.
4.63%, 5/15/2023(b)		50	50
6.00%, 7/15/2024(b)		850	874
5.00%, 8/1/2027(b)		74	73
Telenet Finance Luxembourg Notes SARL (Belgium) 3.50%, 3/1/2028(c)	EUR	500	567
Unitymedia Hessen GmbH & Co. KG (Germany) 3.50%, 1/15/2027(c)	EUR	600	704
UPCB Finance IV Ltd. (Netherlands)
5.38%, 1/15/2025(b)		475	481
4.00%, 1/15/2027(c)	EUR	315	369
Ziggo Bond Co. BV (Netherlands) 4.63%, 1/15/2025(c)	EUR	400	454
Ziggo BV (Netherlands)
4.25%, 1/15/2027(c)	EUR	400	463
5.50%, 1/15/2027(b)		210	205

			18,834

Metals & Mining — 0.3%
AK Steel Corp. 7.00%, 3/15/2027(a)		50	39
Alcoa Nederland Holding BV 6.75%, 9/30/2024(b)		525	535
BHP Billiton Finance Ltd. (Australia) (EUR Swap Annual 5 Year + 4.80%), 5.63%, 10/22/2079(c)(e)	EUR	110	145
Constellium NV 4.25%, 2/15/2026(c)	EUR	350	397
Freeport-McMoRan, Inc. 3.55%, 3/1/2022		111	109
Hudbay Minerals, Inc. (Canada) 7.25%, 1/15/2023(b)		25	25
Indonesia Asahan Aluminium Persero PT (Indonesia) 5.71%, 11/15/2023(b)		960	1,032
Steel Dynamics, Inc. 5.00%, 12/15/2026		36	37
thyssenkrupp AG (Germany)
1.38%, 3/3/2022(c)	EUR	300	333
2.50%, 2/25/2025(c)	EUR	400	447

			3,099

Multiline Retail — 0.1%
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/2021(b)		375	191
8.75% (cash), 10/15/2021(b)(d)		1,704	878

			1,069

Multi-Utilities — 0.0%(k)
RWE AG (Germany) (EUR Swap Annual 5 Year + 3.25%), 3.50%, 4/21/2075(c)(e)	EUR	100	116

Oil, Gas & Consumable Fuels — 1.6%
Aker BP ASA (Norway) 5.88%, 3/31/2025(b)		150	157
Antero Midstream Partners LP 5.38%, 9/15/2024		350	345
Antero Resources Corp. 5.13%, 12/1/2022		17	17
Blue Racer Midstream LLC 6.13%, 11/15/2022(b)		355	353
Buckeye Partners LP
3.95%, 12/1/2026		1,065	980
(ICE LIBOR USD 3 Month + 4.02%), 6.37%, 1/22/2078(e)		29	24

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
California Resources Corp. 8.00%, 12/15/2022(b)		32	22
Carrizo Oil & Gas, Inc. 6.25%, 4/15/2023(a)		93	86
Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025		51	55
Chesapeake Energy Corp. 8.00%, 1/15/2025(a)		634	583
Crestwood Midstream Partners LP 5.75%, 4/1/2025		62	62
DCP Midstream Operating LP 3.88%, 3/15/2023		65	64
EnLink Midstream Partners LP Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022(e)(f)(g)		27	22
EP Energy LLC
9.38%, 5/1/2024(b)		45	14
8.00%, 11/29/2024(a)(b)		26	16
Genesis Energy LP 6.00%, 5/15/2023		41	40
Holly Energy Partners LP 6.00%, 8/1/2024(b)		60	62
Martin Midstream Partners LP 7.25%, 2/15/2021		91	88
MEG Energy Corp. (Canada)
6.38%, 1/30/2023(b)		400	353
6.50%, 1/15/2025(b)		10	10
MPLX LP
4.50%, 4/15/2038		1,025	975
5.20%, 3/1/2047		290	296
Noble Energy, Inc.
3.85%, 1/15/2028		1,500	1,503
5.25%, 11/15/2043		615	636
Oasis Petroleum, Inc.
6.88%, 3/15/2022		95	92
6.88%, 1/15/2023		425	408
Parsley Energy LLC
6.25%, 6/1/2024(b)		305	311
5.25%, 8/15/2025(b)		100	98
Petrobras Global Finance BV (Brazil) 6.90%, 3/19/2049		1,020	1,015
QEP Resources, Inc. 5.25%, 5/1/2023		53	50
Repsol International Finance BV (Spain) (EUR Swap Annual 10 Year + 4.20%), 4.50%, 3/25/2075(c)(e)	EUR	1,061	1,301
SemGroup Corp. 5.63%, 7/15/2022		64	63
Southwestern Energy Co. 7.75%, 10/1/2027(a)		360	344
State Oil Co. of the Azerbaijan Republic (Azerbaijan) 4.75%, 3/13/2023(c)		950	972
Summit Midstream Holdings LLC 5.50%, 8/15/2022		62	60
Sunoco Logistics Partners Operations LP 5.35%, 5/15/2045		1,145	1,142
Sunoco LP 6.00%, 4/15/2027(b)		54	55
Tallgrass Energy Partners LP 5.50%, 9/15/2024(b)		60	61
Targa Resources Partners LP
4.25%, 11/15/2023		86	85
6.75%, 3/15/2024		700	726
TOTAL SA (France) (EUR Swap Annual 5 Year + 3.78%), 3.88%, 5/18/2022(c)(e)(f)(g)	EUR	1,300	1,567
UGI International LLC 3.25%, 11/1/2025(b)	EUR	149	173
Whiting Petroleum Corp. 6.63%, 1/15/2026(a)		137	125
WPX Energy, Inc. 5.75%, 6/1/2026		2	2

			15,413

Paper & Forest Products — 0.1%
Smurfit Kappa Acquisitions ULC (Ireland) 2.38%, 2/1/2024(c)	EUR	500	583
WEPA Hygieneprodukte GmbH (Germany) 3.75%, 5/15/2024(c)	EUR	100	113

			696

Personal Products — 0.0%(k)
Revlon Consumer Products Corp. 6.25%, 8/1/2024		74	49

Pharmaceuticals — 1.0%
Advanz Pharma Corp. (Canada) 8.00%, 9/6/2024		101	95
Bausch Health Americas, Inc. 8.50%, 1/31/2027(b)		9	9
Bausch Health Cos., Inc.
4.50%, 5/15/2023(c)	EUR	600	677
5.88%, 5/15/2023(b)		323	324
7.00%, 3/15/2024(b)		576	602
6.13%, 4/15/2025(b)		1,255	1,227
5.50%, 11/1/2025(b)		87	87
5.75%, 8/15/2027(b)		4	4
7.00%, 1/15/2028(b)		38	38
7.25%, 5/30/2029(b)		42	42
Bristol-Myers Squibb Co.
2.90%, 7/26/2024(b)		1,260	1,277
3.40%, 7/26/2029(b)		680	699
4.25%, 10/26/2049(b)		425	449
Nidda BondCo GmbH (Germany) 5.00%, 9/30/2025(c)	EUR	375	405

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
Nidda Healthcare Holding GmbH (Germany) 3.50%, 9/30/2024(c)	EUR	200	227
Par Pharmaceutical, Inc. 7.50%, 4/1/2027(b)		18	17
Rossini SARL (Italy) 6.75%, 10/30/2025(b)	EUR	400	474
Shire Acquisitions Investments Ireland DAC 2.40%, 9/23/2021		2,095	2,076
Teva Pharmaceutical Finance Netherlands III BV (Israel) 3.15%, 10/1/2026		988	751

			9,480

Professional Services — 0.0%(k)
AMN Healthcare, Inc. 5.13%, 10/1/2024(b)		21	21
La Financiere Atalian SASU (France) 4.00%, 5/15/2024(c)	EUR	300	219

			240

Road & Rail — 0.5%
Avis Budget Car Rental LLC
6.38%, 4/1/2024(b)		575	592
5.25%, 3/15/2025(b)		60	58
Avis Budget Finance plc 4.13%, 11/15/2024(c)	EUR	350	404
Avolon Holdings Funding Ltd. (Ireland)
3.95%, 7/1/2024(b)		995	988
4.38%, 5/1/2026(b)		460	461
EC Finance plc (United Kingdom) 2.38%, 11/15/2022(c)	EUR	250	283
Europcar Mobility Group (France) 4.13%, 11/15/2024(c)	EUR	300	338
Herc Rentals, Inc. 7.75%, 6/1/2024(b)		400	421
Hertz Corp. (The)
7.63%, 6/1/2022(b)		330	335
6.25%, 10/15/2022(a)		400	382
Hertz Holdings Netherlands BV 4.13%, 10/15/2021(c)	EUR	250	284
Loxam SAS (France)
4.25%, 4/15/2024(c)	EUR	125	146
6.00%, 4/15/2025(c)	EUR	200	236

			4,928

Semiconductors & Semiconductor Equipment — 0.1%
Amkor Technology, Inc. 6.63%, 9/15/2027(b)		29	28
Entegris, Inc. 4.63%, 2/10/2026(b)		370	368
Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026(b)		471	490

			886

Software — 0.1%
Infor US, Inc. 6.50%, 5/15/2022		700	707
SS&C Technologies, Inc. 5.50%, 9/30/2027(b)		55	56

			763

Specialty Retail — 0.2%
Dufry One BV (Switzerland) 2.50%, 10/15/2024(c)	EUR	200	225
eG Global Finance plc (United Kingdom) 4.38%, 2/7/2025(b)	EUR	125	137
EVOCA SpA (Italy) 7.00%, 10/15/2023(c)	EUR	400	469
Hema Bondco I BV (Netherlands) (EURIBOR 3 Month + 6.25%), 6.25%, 7/15/2022(c)(e)	EUR	100	99
PetSmart, Inc. 5.88%, 6/1/2025(b)		622	584
Sonic Automotive, Inc. 6.13%, 3/15/2027		41	40
Staples, Inc.
7.50%, 4/15/2026(b)		360	344
10.75%, 4/15/2027(a)(b)		212	202

			2,100

Technology Hardware, Storage & Peripherals — 0.2%
Dell International LLC 6.02%, 6/15/2026(b)		1,890	2,035

Textiles, Apparel & Luxury Goods — 0.0%(k)
PVH Corp. 3.13%, 12/15/2027(c)	EUR	200	238

Thrifts & Mortgage Finance — 0.4%
BPCE SA (France) 5.70%, 10/22/2023(b)		2,870	3,092
Ladder Capital Finance Holdings LLLP 5.25%, 3/15/2022(b)		92	92
Nationstar Mortgage Holdings, Inc.
8.13%, 7/15/2023(b)		114	114
9.13%, 7/15/2026(b)		112	109

			3,407

Tobacco — 0.3%
Altria Group, Inc. 3.88%, 9/16/2046		1,120	938
BAT Capital Corp. (United Kingdom)
3.56%, 8/15/2027		975	938
4.39%, 8/15/2037		1,250	1,143

			3,019

Trading Companies & Distributors — 0.1%
Rexel SA (France)
2.63%, 6/15/2024(c)	EUR	200	228
2.13%, 6/15/2025(c)	EUR	350	393
United Rentals North America, Inc. 6.50%, 12/15/2026		64	68
WESCO Distribution, Inc. 5.38%, 6/15/2024		25	25

			714

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
Wireless Telecommunication Services — 0.8%
Crystal Almond SARL (Greece) 10.00%, 11/1/2021(c)	EUR	212	251
Hughes Satellite Systems Corp. 5.25%, 8/1/2026		55	55
Intelsat Connect Finance SA (Luxembourg) 9.50%, 2/15/2023(a)(b)		66	57
Matterhorn Telecom Holding SA (Luxembourg) 4.88%, 5/1/2023(c)	EUR	300	335
Matterhorn Telecom SA (Luxembourg) 3.88%, 5/1/2022(c)	EUR	200	225
Sprint Communications, Inc. 6.00%, 11/15/2022		210	215
Sprint Corp. 7.63%, 2/15/2025		440	465
Telefonica Europe BV (Spain) (EUR Swap Annual 5 Year + 2.33%), 2.63%, 3/7/2023(c)(e)(f)(g)	EUR	1,300	1,403
T-Mobile US, Inc. 4.50%, 2/1/2026‡		96	—
T-Mobile USA, Inc.
6.50%, 1/15/2024‡		3,820	—	(j)
6.50%, 1/15/2026		1,100	1,160
6.50%, 1/15/2026‡		3,115	—	(j)
4.50%, 2/1/2026		96	95
4.75%, 2/1/2028		96	95
4.75%, 2/1/2028‡		96	—
United States Cellular Corp. 6.70%, 12/15/2033		550	578
Vodafone Group plc (United Kingdom) 4.38%, 5/30/2028		1,395	1,455
Wind Tre SpA (Italy)
2.63%, 1/20/2023(c)	EUR	300	331
3.13%, 1/20/2025(c)	EUR	300	328
5.00%, 1/20/2026(b)		300	284

			7,332

TOTAL CORPORATE BONDS (Cost $253,956)			251,525

MORTGAGE-BACKED SECURITIES — 22.3%
FHLMC Gold Pools, 30 Year
Pool # G60994, 3.50%, 1/1/2045		14,445	14,940
Pool # G08784, 3.50%, 10/1/2047		6,088	6,231
Pool # Q52319, 3.50%, 11/1/2047		20,852	21,354
Pool # G61785, 3.50%, 1/1/2048		13,273	13,571
Pool # G61644, 3.50%, 3/1/2048		23,722	24,271
Pool # G67708, 3.50%, 3/1/2048		997	1,028
Pool # G08836, 4.00%, 9/1/2048		14,455	14,930
UMBS, 30 Year
Pool # AS8804, 3.50%, 2/1/2047		7,417	7,654
Pool # BE3695, 3.50%, 6/1/2047		8,410	8,597
Pool # BM5275, 3.50%, 11/1/2047		5,377	5,496
Pool # MA3182, 3.50%, 11/1/2047		14,253	14,579
Pool # MA3210, 3.50%, 12/1/2047		13,210	13,512
Pool # MA3238, 3.50%, 1/1/2048		13,273	13,575
Pool # BH9277, 3.50%, 2/1/2048		11,688	11,952
Pool # BM5219, 3.50%, 3/1/2048		2,929	2,996
Pool # MA3333, 4.00%, 4/1/2048		10,964	11,366
Pool # BM5801, 3.50%, 6/1/2048		18,788	19,215
Pool # MA3495, 4.00%, 10/1/2048		4,579	4,743

TOTAL MORTGAGE-BACKED SECURITIES (Cost $206,581)			210,010

ASSET-BACKED SECURITIES — 19.5%
5AIF Juniper 2 LLC Series 2018-1, Class A, 5.45%, 8/15/2022‡(b)		6,875	6,875
ACIS CLO Ltd. (Cayman Islands) Series 2017-7A, Class A1, 3.93%, 5/1/2027(b)(h)		1,950	1,953
American Credit Acceptance Receivables Trust
Series 2016-4, Class D, 4.11%, 4/12/2023(b)		610	617
Series 2017-2, Class D, 3.69%, 6/12/2023(b)		1,680	1,694
Series 2017-2, Class E, 5.52%, 3/12/2024(b)		1,090	1,118
Series 2018-3, Class C, 3.75%, 10/15/2024(b)		690	696

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-12, Class M1, 3.55%, 1/25/2034‡(h)	642	644
Apidos CLO (Cayman Islands)
Series XXXA, Class A2, 4.20%, 10/18/2031(b)(h)	1,460	1,440
Series XXXA, Class C, 5.60%, 10/18/2031‡(b)(h)	991	978
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-W7, Class M2, 3.33%, 5/25/2034‡(h)	160	161
Asset-Backed Securities Corp. Home Equity Loan Trust Series 2004-HE7, Class M2, 4.00%, 10/25/2034‡(h)	198	200
Benefit Street Partners CLO XI (Cayman Islands) Series 2017-11A, Class A2A, 4.35%, 4/15/2029(b)(h)	600	599
BlueMountain CLO Ltd. (Cayman Islands) Series 2014-2A, Class BR2, 4.34%, 10/20/2030‡(b)(h)	1,460	1,449
Business Jet Securities LLC
Series 2018-1, Class A, 4.34%, 2/15/2033(b)	955	970
Series 2018-1, Class B, 6.05%, 2/15/2033‡(b)	2,119	2,200
Chase Funding Loan Acquisition Trust Series 2004-OPT1, Class M2, 3.93%, 6/25/2034‡(h)	568	570
CIFC Funding Ltd. (Cayman Islands)
Series 2017-1A, Class A, 3.95%, 4/23/2029(b)(h)	3,889	3,888
Series 2017-1A, Class D, 6.09%, 4/23/2029‡(b)(h)	830	832
Series 2014-5A, Class BR2, 4.39%, 10/17/2031‡(b)(h)	945	941
CIG Auto Receivables Trust
Series 2017-1A, Class A, 2.71%, 5/15/2023(b)	367	366
Series 2017-1A, Class B, 3.81%, 5/15/2023(b)	600	603
Citi Held For Asset Issuance Series 2015-PM2, Class C, 5.96%, 3/15/2022‡(b)	296	296
CLUB Credit Trust
Series 2017-P2, Class B, 3.56%, 1/15/2024‡(b)	900	903
Series 2018-NP1, Class B, 3.67%, 5/15/2024‡(b)	423	423
Commonbond Student Loan Trust
Series 2018-AGS, Class B, 3.58%, 2/25/2044‡(b)	1,062	1,080
Series 2018-AGS, Class C, 3.82%, 2/25/2044‡(b)	673	676
Conn’s Receivables Funding LLC
Series 2019-A, Class B, 4.36%, 10/16/2023(b)	750	753
Series 2019-A, Class C, 5.29%, 10/16/2023(b)	670	672
Countrywide Asset-Backed Certificates
Series 2002-4, Class M1, 3.55%, 12/25/2032‡(h)	862	862
Series 2003-3, Class 3A, 2.97%, 11/25/2033‡(h)	677	664
Series 2004-2, Class M1, 3.18%, 5/25/2034‡(h)	77	76
Series 2004-ECC2, Class M2, 3.40%, 12/25/2034‡(h)	542	543
CPS Auto Receivables Trust Series 2018-A, Class B, 2.77%, 4/18/2022(b)	1,970	1,969
CPS Auto Trust
Series 2018-C, Class C, 3.68%, 6/17/2024(b)	2,380	2,421
Series 2018-C, Class D, 4.40%, 6/17/2024(b)	810	836
Credit Acceptance Auto Loan Trust
Series 2018-1A, Class C, 3.77%, 6/15/2027(b)	2,330	2,369
Series 2018-3A, Class B, 3.89%, 10/15/2027(b)	580	595
Series 2018-3A, Class C, 4.04%, 12/15/2027(b)	670	688
CWABS, Inc. Asset-Backed Certificates Series 2004-1, Class M2, 3.25%, 3/25/2034‡(h)	123	123
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-5, Class M2, 3.43%, 7/25/2034‡(h)	256	257
Delta Air Lines Pass-Through Trust Series 2009-1, Class A, 7.75%, 12/17/2019	83	85
Diamond Resorts Owner Trust Series 2018-1, Class C, 4.53%, 1/21/2031‡(b)	2,993	3,048
DT Auto Owner Trust
Series 2017-4A, Class D, 3.47%, 7/17/2023(b)	1,058	1,065
Series 2017-3A, Class E, 5.60%, 8/15/2024(b)	790	826
Series 2018-2A, Class E, 5.54%, 6/16/2025(b)	890	923
Equity One Mortgage Pass-Through Trust Series 2004-2, Class M1, 5.69%, 7/25/2034‡(l)	261	271
Exeter Automobile Receivables Trust
Series 2015-3A, Class D, 6.55%, 10/17/2022(b)	2,340	2,406
Series 2018-3A, Class C, 3.71%, 6/15/2023(b)	1,008	1,026

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
Series 2018-2A, Class D, 4.04%, 3/15/2024(b)	2,030		2,078
Series 2018-3A, Class D, 4.35%, 6/17/2024(b)	2,230		2,313
Series 2018-3A, Class E, 5.43%, 8/15/2024(b)	550		573
First Franklin Mortgage Loan Trust Series 2004-FF5, Class A1, 3.15%, 8/25/2034‡(h)	—	(j)	—	(j)
Flagship Credit Auto Trust
Series 2017-4, Class D, 3.58%, 1/15/2024(b)	1,900		1,932
Series 2018-3, Class C, 3.79%, 12/16/2024(b)	690		708
FREED ABS Trust Series 2018-1, Class B, 4.56%, 7/18/2024‡(b)	2,390		2,436
GLS Auto Receivables Trust Series 2018-2A, Class D, 5.46%, 3/17/2025(b)	1,470		1,527
GMAT Trust Series 2013-1A, Class M, 5.00%, 11/25/2043‡(b)(h)	8,560		5,245
ICG US CLO Ltd. (Cayman Islands) Series 2016-1A, Class A2R, 4.28%, 7/29/2028(b)(h)	718		717
Lendmark Funding Trust Series 2017-1A, Class C, 5.41%, 12/22/2025‡(b)	720		743
LV Tower 52 Issuer Series 2013-1, Class M, 7.75%, 7/15/2019‡(b)	6,509		6,542
Marlette Funding Trust
Series 2017-3A, Class C, 4.01%, 12/15/2024‡(b)	550		553
Series 2018-1A, Class B, 3.19%, 3/15/2028‡(b)	800		800
Series 2018-1A, Class C, 3.69%, 3/15/2028(b)	1,182		1,187
MFA LLC Series 2018-NPL2, Class A1, 4.16%, 7/25/2048‡(b)(l)	1,711		1,723
Mid-State Capital Corp. Trust Series 2006-1, Class M2, 6.74%, 10/15/2040‡(b)	2,912		3,301
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-HE1, Class M1, 3.28%, 1/25/2034‡(h)	681		675
Series 2004-NC7, Class M3, 3.40%, 7/25/2034‡(h)	114		113
Series 2004-HE7, Class M2, 3.37%, 8/25/2034‡(h)	68		69
Series 2004-HE7, Class M3, 3.45%, 8/25/2034‡(h)	86		86
Series 2004-HE8, Class M2, 3.45%, 9/25/2034‡(h)	139		139
Series 2004-OP1, Class M2, 3.34%, 11/25/2034‡(h)	129		127
Series 2005-NC1, Class M3, 3.19%, 1/25/2035‡(h)	347		341
New Century Home Equity Loan Trust
Series 2004-2, Class M2, 3.36%, 8/25/2034‡(h)	60		60
Series 2004-4, Class M2, 3.22%, 2/25/2035‡(h)	283		282
Octagon Investment Partners 30 Ltd. (Cayman Islands)
Series 2017-1A, Class A1, 3.91%, 3/17/2030(b)(h)	3,166		3,172
OneMain Direct Auto Receivables Trust
Series 2018-1A, Class B, 3.71%, 4/14/2025(b)	914		936
Series 2018-1A, Class D, 4.40%, 1/14/2028(b)	1,110		1,144
Onemain Financial Issuance Trust Series 2018-1A, Class D, 4.08%, 3/14/2029‡(b)	860		878
OneMain Financial Issuance Trust Series 2015-1A, Class C, 5.12%, 3/18/2026‡(b)	2,650		2,678
Option One Mortgage Loan Trust Series 2004-3, Class M3, 3.40%, 11/25/2034‡(h)	34		34
PNMAC FMSR Issuer Trust Series 2018-FT1, Class A, 4.78%, 4/25/2023(b)(h)	1,210		1,222
PNMAC GMSR Issuer Trust Series 2018-GT2, Class A, 5.08%, 8/25/2025(b)(h)	2,280		2,288
Prestige Auto Receivables Trust
Series 2018-1A, Class C, 3.75%, 10/15/2024(b)	2,240		2,300
Series 2018-1A, Class D, 4.14%, 10/15/2024(b)	895		926
Pretium Mortgage Credit Partners I LLC
Series 2018-NPL4, Class A1, 4.83%, 9/25/2058‡(b)(l)	728		736
Series 2018-NPL4, Class A2, 6.05%, 9/25/2058‡(b)(l)	810		817
Series 2019-NPL2, Class A2, 5.93%, 12/25/2058(b)(l)	990		995
Progress Residential Trust
Series 2015-SFR2, Class D, 3.68%, 6/12/2032‡(b)	3,750		3,746
Series 2015-SFR3, Class D, 4.67%, 11/12/2032‡(b)	603		607
Series 2015-SFR3, Class E, 5.66%, 11/12/2032(b)	3,679		3,720
Series 2018-SFR3, Class E, 4.87%, 10/17/2035‡(b)	2,937		3,035
Race Point VIII CLO Ltd. (Cayman Islands) Series 2013-8A, Class AR, 3.86%, 2/20/2030(b)(h)	6,172		6,178

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Renaissance Home Equity Loan Trust
Series 2003-3, Class M1, 3.52%, 12/25/2033‡(h)	400	394
Series 2004-1, Class M1, 3.30%, 5/25/2034‡(h)	76	73
Series 2005-1, Class AF6, 4.97%, 5/25/2035‡(l)	405	420
Series 2005-2, Class M1, 5.05%, 8/25/2035‡(l)	1,942	2,023
Series 2005-4, Class A3, 5.56%, 2/25/2036(l)	22	22
Santander Drive Auto Receivables Trust
Series 2015-5, Class E, 4.67%, 2/15/2023(b)	3,600	3,633
Series 2016-2, Class E, 4.38%, 9/15/2023	2,500	2,539
Series 2018-4, Class D, 3.98%, 12/15/2025	1,890	1,945
Santander Prime Auto Issuance Notes Trust Series 2018-A, Class F, 6.80%, 9/15/2025(b)	1,185	1,214
Saxon Asset Securities Trust Series 2006-2, Class A3C, 2.58%, 9/25/2036‡(h)	75	75
Shackleton CLO Ltd. (Cayman Islands)
Series 2014-6RA, Class B, 4.32%, 7/17/2028(b)(h)	920	916
Series 2013-4RA, Class A2A, 4.20%, 4/13/2031(b)(h)	1,270	1,250
Springleaf Funding Trust
Series 2015-AA, Class C, 5.04%, 11/15/2024‡(b)	4,192	4,211
Series 2015-AA, Class D, 6.31%, 11/15/2024‡(b)	4,200	4,240
Series 2016-AA, Class B, 3.80%, 11/15/2029(b)	600	604
Series 2017-AA, Class C, 3.86%, 7/15/2030‡(b)	2,000	2,035
Stanwich Mortgage Loan Trust
Series 2018-NPB1, Class A1, 4.02%, 5/16/2023‡(b)(l)	1,314	1,319
Series 2018-NPB2, Class A1, 4.50%, 10/18/2023‡(b)(l)	1,091	1,098
Structured Asset Investment Loan Trust
Series 2004-1, Class M1, 3.40%, 2/25/2034‡(h)	129	125
Series 2004-7, Class M1, 3.48%, 8/25/2034‡(h)	618	617
Series 2004-8, Class M2, 3.36%, 9/25/2034‡(h)	318	316
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-WF2, Class M2, 3.06%, 5/25/2035‡(h)	119	120
THL Credit Wind River CLO Ltd. (Cayman Islands) Series 2017-1A, Class A, 3.94%, 4/18/2029(b)(h)	2,598	2,604
TIAA CLO II Ltd. (Cayman Islands) Series 2017-1A, Class A, 3.87%, 4/20/2029(b)(h)	3,055	3,056
Tricolor Auto Securitization Trust Series 2018-2A, Class A, 3.96%, 10/15/2021(b)	1,052	1,056
United Airlines Pass-Through Trust Series 2019-1, Class AA, 4.15%, 8/25/2031	1,160	1,228
United Auto Credit Securitization Trust Series 2018-1, Class D, 3.52%, 11/10/2022(b)	1,070	1,075
US Airways Pass-Through Trust Series 2013-1, Class A, 3.95%, 11/15/2025	2,643	2,743
Vericrest Opportunity Loan Trust Series 2019-NPL3, Class A2, 6.17%, 3/25/2049‡(b)(l)	1,325	1,335
VOLT LXII LLC Series 2017-NPL9, Class A1, 3.13%, 9/25/2047‡(b)(l)	779	778
VOLT LXIV LLC Series 2017-NP11, Class A1, 3.38%, 10/25/2047‡(b)(l)	973	973
VOLT LXIX LLC Series 2018-NPL5, Class A1B, 4.70%, 8/25/2048‡(b)(l)	1,251	1,263
VOLT LXVIII LLC Series 2018-NPL4, Class A1B, 4.83%, 7/27/2048‡(b)(l)	1,490	1,503
VOLT LXX LLC Series 2018-NPL6, Class A1B, 4.56%, 9/25/2048‡(b)(l)	3,521	3,551
Westlake Automobile Receivables Trust
Series 2018-1A, Class D, 3.41%, 5/15/2023(b)	1,035	1,044
Series 2018-3A, Class D, 4.00%, 10/16/2023(b)	860	882
Series 2018-3A, Class E, 4.90%, 12/15/2023(b)	490	504
Series 2018-2A, Class E, 4.86%, 1/16/2024(b)	730	747
Series 2018-1A, Class F, 5.60%, 7/15/2024(b)	2,900	2,943
Series 2018-2A, Class F, 6.04%, 1/15/2025(b)	1,701	1,738
Series 2018-3A, Class F, 6.02%, 2/18/2025(b)	1,000	1,032

TOTAL ASSET-BACKED SECURITIES (Cost $183,258)		183,576

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
COLLATERALIZED MORTGAGE OBLIGATIONS — 10.2%
Alternative Loan Trust
Series 2006-J3, Class 4A1, 5.75%, 5/25/2026	13	11
Series 2004-24CB, Class 1A1, 6.00%, 11/25/2034	199	204
Series 2004-28CB, Class 2A4, 5.75%, 1/25/2035	305	309
Series 2004-28CB, Class 3A1, 6.00%, 1/25/2035	624	628
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	1,409	1,370
American Home Mortgage Assets Trust Series 2006-6, Class A1A, 2.62%, 12/25/2046(h)	1,809	1,585
ARIVO 9/15/2019‡	1,445	1,445
Banc of America Alternative Loan Trust Series 2006-2, Class 7A1, 6.00%, 3/25/2021	103	93
Banc of America Funding Trust Series 2006-A, Class 1A1, 4.70%, 2/20/2036(h)	485	484
Banc of America Mortgage Trust Series 2004-A, Class 2A2, 4.82%, 2/25/2034(h)	292	295
CHL GMSR Issuer Trust Series 2018-GT1, Class A, 5.18%, 5/25/2023(b)(h)	1,670	1,672
CIM Trust
Series 2019-INV1, Class A2, 3.43%, 2/25/2049(b)(h)	2,588	2,608
Series 2019-INV2, Class A11, 3.43%, 5/25/2049(b)(h)	4,390	4,390
Citigroup Mortgage Loan Trust, Inc. Series 2005-9, Class 2A2, 5.50%, 11/25/2035	5	5
Civic Mortgage LLC Series 2018-1, Class A1, 3.89%, 6/25/2022(b)(l)	377	376
CSMC Mortgage-Backed Trust Series 2007-2, Class 3A13, 5.50%, 3/25/2037	456	381
FHLMC REMIC
Series 4043, Class PI, IO, 2.50%, 5/15/2027	5,992	397
Series 4056, Class BI, IO, 3.00%, 5/15/2027	1,289	98
Series 4086, Class AI, IO, 3.50%, 7/15/2027	2,436	217
Series 4120, Class UI, IO, 3.00%, 10/15/2027	1,639	136
Series 4136, Class IN, IO, 3.00%, 11/15/2027	875	66
Series 4216, Class MI, IO, 3.00%, 6/15/2028	945	79
Series 4178, Class BI, IO, 3.00%, 3/15/2033	1,655	186
Series 2936, Class AS, IF, IO, 3.66%, 2/15/2035(h)	400	51
Series 3174, Class SA, IF, IO, 5.26%, 4/15/2036(h)	329	58
Series 3716, Class PI, IO, 4.50%, 4/15/2038	2,822	177
Series 4119, Class LI, IO, 3.50%, 6/15/2039	13,595	1,158
Series 3907, Class AI, IO, 5.00%, 5/15/2040	3,856	341
Series 4018, Class HI, IO, 4.50%, 3/15/2041	4,907	679
Series 4073, Class IQ, IO, 4.00%, 7/15/2042	1,675	336
Series 4173, Class I, IO, 4.00%, 3/15/2043	4,837	982
Series 4612, Class QI, IO, 3.50%, 5/15/2044	8,451	1,075
Series 4372, Class SY, IF, IO, 3.66%, 8/15/2044(h)	7,940	1,210
Series 4687, Class SG, IF, IO, 3.71%, 1/15/2047(h)	6,992	1,378
Series 4654, Class SK, IF, IO, 3.56%, 2/15/2047(h)	10,298	1,907
Series 4681, Class SD, IF, IO, 3.71%, 5/15/2047(h)	17,195	3,215
Series 4707, Class SA, IF, IO, 3.71%, 8/15/2047(h)	9,468	2,052
FHLMC Structured Agency Credit Risk Debt Notes Series 2018-HQA1, Class M2, 4.73%, 9/25/2030(h)	2,730	2,746
FNMA REMIC
Series 2011-68, Class AI, IO, 4.50%, 12/25/2020	47	1
Series 2012-25, Class AI, IO, 3.50%, 3/25/2027	1,712	146
Series 2012-107, Class GI, IO, 3.50%, 9/25/2027	3,176	269
Series 2012-109, Class WI, IO, 2.50%, 10/25/2027	2,476	176
Series 2012-145, Class EI, IO, 3.00%, 1/25/2028	4,215	313
Series 2012-149, Class MI, IO, 3.00%, 1/25/2028	2,697	195
Series 2013-9, Class YI, IO, 3.50%, 2/25/2028	2,123	201
Series 2013-31, Class YI, IO, 3.50%, 4/25/2028	8,046	698
Series 2012-120, Class DI, IO, 3.00%, 3/25/2031	946	69
Series 2003-130, Class NS, IF, IO, 4.57%, 1/25/2034(h)	867	171
Series 2005-67, Class SI, IF, IO, 4.27%, 8/25/2035(h)	623	75
Series 2005-69, Class AS, IF, IO, 4.27%, 8/25/2035(h)	171	22

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
Series 2006-24, Class QS, IF, IO, 4.77%, 4/25/2036(h)		567	103
Series 2008-67, Class FG, 3.43%, 7/25/2038(h)		936	960
Series 2009-93, Class SD, IF, IO, 3.77%, 11/25/2039(h)		974	129
Series 2012-148, Class JI, IO, 3.50%, 12/25/2039		3,236	327
Series 2009-105, Class SE, IF, IO, 3.72%, 12/25/2039(h)		644	71
Series 2010-102, Class IP, IO, 5.00%, 12/25/2039		1,257	67
Series 2012-118, Class DI, IO, 3.50%, 1/25/2040		6,908	577
Series 2013-5, Class BI, IO, 3.50%, 3/25/2040		6,510	590
Series 2010-68, Class SJ, IF, IO, 4.12%, 7/25/2040(h)		564	100
Series 2016-30, Class SA, IF, IO, 3.57%, 5/25/2046(h)		8,032	1,618
Series 2016-74, Class GS, IF, IO, 3.57%, 10/25/2046(h)		2,502	522
Series 2016-75, Class SC, IF, IO, 3.67%, 10/25/2046(h)		5,395	903
Series 2017-6, Class SB, IF, IO, 3.62%, 2/25/2047(h)		4,044	751
Series 2017-47, Class ST, IF, IO, 3.67%, 6/25/2047(h)		8,405	1,810
FNMA, Connecticut Avenue Securities
Series 2018-C05, Class 1M2, 4.78%, 1/25/2031(h)		2,010	2,034
Series 2018-C06, Class 1M2, 4.43%, 3/25/2031(h)		1,360	1,355
Series 2018-C06, Class 2M2, 4.53%, 3/25/2031(h)		370	368
GNMA
Series 2014-36, Class WY, 2.00%, 3/16/2044		810	737
Series 2014-181, Class SL, IF, IO, 3.16%, 12/20/2044(h)		3,788	664
Series 2015-110, Class MS, IF, IO, 3.27%, 8/20/2045(h)		1,798	252
Series 2017-134, Class SD, IF, IO, 3.76%, 9/20/2047(h)		3,765	757
Series 2015-H13, Class GI, IO, 1.63%, 4/20/2065(h)		3,103	141
Series 2017-H14, Class FG, 3.53%, 6/20/2067(h)		1,213	1,231
GSR Mortgage Loan Trust Series 2004-15F, Class 1A2, 5.50%, 12/25/2034		834	887
Homeward Opportunities Fund I Trust Series 2019-1, Class M1, 3.95%, 1/25/2059‡(b)(h)		810	819
IndyMac INDX Mortgage Loan Trust Series 2005-AR10, Class A1, 2.69%, 6/25/2035(h)		1,164	1,126
JP Morgan Mortgage Trust Series 2006-S2, Class 1A19, 6.00%, 7/25/2036		536	463
Lanark Master Issuer plc (United Kingdom) Series 2018-1A, Class 1A, 2.94%, 12/22/2069(b)(h)		1,565	1,563
Lehman Mortgage Trust Series 2005-2, Class 2A5, 5.50%, 12/25/2035		466	438
MASTR Alternative Loan Trust Series 2004-12, Class 3A1, 6.00%, 12/25/2034		2,112	2,245
Morgan Stanley Mortgage Loan Trust
Series 2004-4, Class 2A, 6.36%, 9/25/2034(h)		460	510
Series 2004-9, Class 1A, 5.35%, 11/25/2034(h)		139	148
OBX Trust Series 2019-EXP1, Class 2A1B, 3.38%, 1/25/2059(b)(h)		2,448	2,417
Permanent Master Issuer plc (Netherlands) Series 2018-1A, Class 1A1, 2.98%, 7/15/2058(b)(h)		3,480	3,481
RALI Trust Series 2006-QS4, Class A2, 6.00%, 4/25/2036		49	46
Residential Asset Securitization Trust
Series 2005-A3, Class A2, 5.50%, 4/25/2035		2,754	2,383
Series 2005-A8CB, Class A11, 6.00%, 7/25/2035		328	297
SART 4.75%, 7/15/2024		4,191	4,256
Sequoia Mortgage Trust Series 2003-8, Class A1, 3.08%, 1/20/2034(h)		525	525
Structured Asset Securities Corp. Mortgage Pass-Through Certificates Series 2003-35, Class B1, 5.45%, 12/25/2033‡(h)		382	327
Structured Asset Securities Corp. Trust Series 2005-1, Class 7A7, 5.50%, 2/25/2035		1,001	1,017
TDA CAM 4 FTA (Spain) Series 4, Class A, 6/26/2039(c)(h)	EUR	908	1,007
Toorak Mortgage Corp. Ltd.
Series 2018-1, Class A1, 4.34%, 8/25/2021(b)(l)		2,600	2,603
Series 2019-1, Class A1, 4.46%, 3/25/2022(b)(l)		1,980	2,004
Verus Securitization Trust
Series 2018-2, Class A1, 3.68%, 6/1/2058(b)(h)		1,848	1,865
Series 2019-1, Class A1, 3.84%, 2/25/2059(b)(h)		2,260	2,297

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
WaMu Mortgage Pass-Through Certificates Trust Series 2003-S3, Class 3A2, 5.50%, 5/25/2033	170	172
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-3, Class 5A2, 5.50%, 3/25/2021	24	24
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-N, Class A6, 4.61%, 8/25/2034(h)	2,479	2,546
Series 2004-N, Class A7, 4.61%, 8/25/2034(h)	2,813	2,889
Series 2004-M, Class A1, 4.62%, 8/25/2034(h)	1,691	1,782
Series 2005-AR2, Class 2A2, 5.15%, 3/25/2035(h)	171	176
Series 2005-AR4, Class 2A2, 5.11%, 4/25/2035(h)	931	947
Series 2005-AR8, Class 1A1, 4.93%, 6/25/2035(h)	1,593	1,653

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $93,258)		95,716

COMMERCIAL MORTGAGE-BACKED SECURITIES — 9.2%
BANK
Series 2019-BN17, Class D, 3.00%, 4/15/2052‡(b)	300	265
Series 2019-BN17, Class E, 3.00%, 4/15/2052‡(b)	150	122
Series 2017-BNK9, Class D, 2.80%, 11/15/2054‡(b)	1,694	1,408
Bear Stearns Commercial Mortgage Securities Trust Series 2006-PW13, Class B, 5.66%, 9/11/2041‡(b)(h)	151	150
BHMS Series 2018-ATLS, Class A, 3.69%, 7/15/2035(b)(h)	2,675	2,669
Braemar Hotels & Resorts Trust Series 2018-PRME, Class C, 3.69%, 6/15/2035‡(b)(h)	1,200	1,201
CGDBB Commercial Mortgage Trust
Series 2017-BIOC, Class B, 3.41%, 7/15/2032(b)(h)	2,600	2,596
Series 2017-BIOC, Class C, 3.49%, 7/15/2032‡(b)(h)	1,710	1,708
Citigroup Commercial Mortgage Trust Series 2015-P1, Class D, 3.23%, 9/15/2048‡(b)	2,765	2,519
Commercial Mortgage Trust Series 2004-GG1, Class J, 5.45%, 6/10/2036‡(b)(h)	797	350
Credit Suisse Commercial Mortgage Trust Series 2007-C1, Class AM, 5.42%, 2/15/2040	24	24
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class B, 5/15/2036‡(b)(h)	3,800	3,773
Exantas Capital Corp. Ltd. (Cayman Islands) Series 2018-RSO6, Class A, 3.26%, 6/15/2035(b)(h)	2,948	2,949
FHLMC Multifamily Structured Pass-Through Certificates
Series K033, Class X1, IO, 0.30%, 7/25/2023(h)	43,635	511
Series K729, Class X1, IO, 0.37%, 10/25/2024(h)	21,880	368
Series K091, Class A2, 3.51%, 3/25/2029	3,700	3,947
Series K158, Class A2, 3.90%, 12/25/2030(h)	1,890	2,075
Series K155, Class A2, 3.75%, 11/25/2032	4,300	4,636
Series K723, Class X3, IO, 1.92%, 10/25/2034(h)	9,280	694
Series K038, Class X3, IO, 2.49%, 6/25/2042(h)	10,700	1,155
Series K041, Class X3, IO, 1.64%, 11/25/2042(h)	13,061	1,049
Series K042, Class X3, IO, 1.60%, 1/25/2043(h)	22,120	1,732
Series K047, Class X3, IO, 1.49%, 6/25/2043(h)	18,000	1,409
Series K726, Class X3, IO, 2.13%, 7/25/2044(h)	3,760	344
Series K067, Class X3, IO, 2.11%, 9/25/2044(h)	15,993	2,337
Series K068, Class X3, IO, 2.06%, 10/25/2044(h)	4,540	649
Series K070, Class X3, IO, 2.04%, 12/25/2044(h)	16,328	2,348
Series K730, Class X3, IO, 2.04%, 2/25/2045(h)	13,820	1,393
Series K072, Class X3, IO, 2.14%, 12/25/2045(h)	3,940	604
Series K088, Class X3, IO, 2.35%, 2/25/2047(h)	7,310	1,356
FNMA ACES
Series 2014-M3, Class X2, IO, 0.00%, 1/25/2024(h)	35,689	122
Series 2019-M1, Class A2, 3.56%, 9/25/2028(h)	1,200	1,285
FREMF Series 2018-KF46, Class B, 4.43%, 3/25/2028(b)(h)	3,176	3,141

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
FREMF Mortgage Trust
Series 2017-KF29, Class B, 6.03%, 2/25/2024(b)(h)		382	390
Series 2017-KF31, Class B, 5.38%, 4/25/2024(b)(h)		490	495
Series 2017-KF36, Class B, 5.13%, 8/25/2024(b)(h)		1,400	1,403
Series 2017-KF35, Class B, 5.23%, 8/25/2024(b)(h)		1,511	1,511
Series 2018-KF45, Class B, 4.43%, 3/25/2025(b)(h)		575	563
Series 2018-KF47, Class B, 4.48%, 5/25/2025(b)(h)		532	528
Series 2018-KF48, Class B, 4.53%, 6/25/2028(b)(h)		1,642	1,616
Series 2013-K712, Class B, 3.35%, 5/25/2045(b)(h)		1,200	1,200
Series 2011-K12, Class B, 4.34%, 1/25/2046(b)(h)		700	716
Series 2017-K726, Class C, 3.97%, 7/25/2049(b)(h)		725	731
Series 2017-K67, Class B, 3.94%, 9/25/2049(b)(h)		1,995	2,057
Series 2017-K729, Class B, 3.67%, 11/25/2049(b)(h)		880	894
GNMA
Series 2012-89, IO, 0.75%, 12/16/2053(h)		7,975	204
Series 2017-9, IO, 0.77%, 1/16/2057(h)		12,847	850
Series 2017-23, IO, 0.73%, 5/16/2059(h)		11,697	729
Series 2017-69, IO, 0.80%, 7/16/2059(h)		9,939	670
GPMT Ltd. (Cayman Islands) Series 2018-FL1, Class B, 3.99%, 11/21/2035‡(b)(h)		1,540	1,540
GS Mortgage Securities Trust
Series 2017-GS5, Class D, 3.51%, 3/10/2050(b)(h)		3,150	2,875
Series 2019-GC39, Class E, 3.00%, 5/10/2052(b)		3,550	2,888
JP Morgan Chase Commercial Mortgage Securities Trust Series 2004-CBX, Class C, 5.07%, 1/12/2037(h)		964	965
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039‡(h)		5,129	3,541
LMREC, Inc. Series 2016-CRE2, Class A, 4.14%, 11/24/2031(b)(h)		1,794	1,795
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class D, 3.31%, 9/13/2031‡(b)		3,170	3,165
Morgan Stanley Capital I Trust Series 2006-HQ8, Class D, 5.60%, 3/12/2044‡(h)		99	101
Velocity Commercial Capital Loan Trust Series 2018-2, Class A, 4.05%, 10/26/2048(b)(h)		2,945	3,016
Wachovia Bank Commercial Mortgage Trust
Series 2005-C21, Class F, 5.23%, 10/15/2044(b)(h)		1,295	471
Series 2007-C34, Class AJ, 6.12%, 5/15/2046(h)		823	828

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $87,973)			86,631

FOREIGN GOVERNMENT SECURITIES — 4.1%
Abu Dhabi Government Bond (United Arab Emirates) 4.13%, 10/11/2047(c)		890	930
Federal Democratic Republic of Ethiopia (Ethiopia) 6.63%, 12/11/2024(c)		1,040	1,050
Federative Republic of Brazil (Brazil)
5.00%, 1/27/2045		1,000	929
6.00%, 8/15/2050	BRL	5,320	5,765
Gabonese Republic (Gabon) 6.38%, 12/12/2024(c)		910	868
Government of Dominican Republic (Dominican Republic)
5.95%, 1/25/2027(c)		820	863
6.85%, 1/27/2045(c)		720	759
6.40%, 6/5/2049(b)		280	278
Jamaica Government International Bond (Jamaica) 8.00%, 3/15/2039		1,010	1,219
Oman Government International Bond (Oman)
5.38%, 3/8/2027(c)		207	188
6.75%, 1/17/2048(c)		1,300	1,102
Paraguay Government International Bond (Paraguay) 5.60%, 3/13/2048(c)		480	513
Republic of Angola (Angola) 9.50%, 11/12/2025(c)		1,550	1,689
Republic of Belarus (Belarus) 6.20%, 2/28/2030(c)		700	699
Republic of Colombia (Colombia) 5.20%, 5/15/2049		1,070	1,142
Republic of Costa Rica (Costa Rica) 7.00%, 4/4/2044(c)		746	706
Republic of Ecuador (Ecuador) 7.88%, 1/23/2028(c)		920	879
Republic of El Salvador (El Salvador)
7.38%, 12/1/2019(c)		500	505
7.75%, 1/24/2023(c)		877	923
7.63%, 2/1/2041(c)		160	160
Republic of Ghana (Ghana) 7.88%, 8/7/2023(c)		450	470
Republic of Guatemala (Guatemala) 6.13%, 6/1/2050(b)		1,180	1,176

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
Republic of Indonesia (Indonesia)
8.25%, 5/15/2029	IDR	21,142,000	1,513
8.38%, 3/15/2034	IDR	27,279,000	1,909
Republic of Lebanon (Lebanon)
6.85%, 3/23/2027(c)		778	605
6.65%, 11/3/2028(c)		482	366
Republic of Macedonia (Macedonia, the Former Yugoslav Republic of) 2.75%, 1/18/2025(c)	EUR	1,110	1,285
Republic of Pakistan (Pakistan) 6.88%, 12/5/2027(c)		570	552
Republic of Paraguay (Paraguay) 5.00%, 4/15/2026(c)		990	1,052
Republic of Peru (Peru)
5.94%, 2/12/2029(b)	PEN	1,270	399
6.90%, 8/12/2037(c)	PEN	7,270	2,414
Republic of Serbia (Serbia) 4.88%, 2/25/2020(c)		3,600	3,636
State of Qatar (Qatar)
3.88%, 4/23/2023(b)		1,290	1,341
4.00%, 3/14/2029(b)		470	495

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $38,274)			38,380

CONVERTIBLE BONDS — 2.7%
Communications Equipment — 0.1%
Finisar Corp. 0.50%, 12/15/2036		500	481

Electronic Equipment, Instruments & Components — 0.3%
II-VI, Inc. 0.25%, 9/1/2022		1,465	1,444
Knowles Corp. 3.25%, 11/1/2021		1,420	1,566

			3,010

Entertainment — 0.2%
Live Nation Entertainment, Inc. 2.50%, 3/15/2023		1,625	1,835

Health Care Technology — 0.0%(k)
Vocera Communications, Inc. 1.50%, 5/15/2023		185	220

Hotels, Restaurants & Leisure — 0.1%
Huazhu Group Ltd. (China) 0.38%, 11/1/2022		1,340	1,359

Interactive Media & Services — 0.0%(k)
Zillow Group, Inc. 2.00%, 12/1/2021		370	407

Internet & Direct Marketing Retail — 0.2%
Ctrip.com International Ltd. (China) 1.00%, 7/1/2020		1,300	1,262
Liberty Expedia Holdings, Inc. 1.00%, 6/30/2047(b)		1,090	1,067

			2,329

IT Services — 0.1%
Square, Inc. 0.50%, 5/15/2023(b)		560	614

Machinery — 0.1%
Fortive Corp. 0.88%, 2/15/2022(b)		680	688

Media — 0.0%(k)
DISH Network Corp. 3.38%, 8/15/2026		305	280

Oil, Gas & Consumable Fuels — 0.1%
Oasis Petroleum, Inc. 2.63%, 9/15/2023		730	657
Whiting Petroleum Corp. 1.25%, 4/1/2020		56	54

			711

Real Estate Management & Development — 0.0%(k)
Redfin Corp. 1.75%, 7/15/2023		255	224

Semiconductors & Semiconductor Equipment — 0.8%
Cree, Inc. 0.88%, 9/1/2023(b)		915	1,042
Cypress Semiconductor Corp.
4.50%, 1/15/2022		1,335	1,881
2.00%, 2/1/2023		115	124
MagnaChip Semiconductor SA (South Korea) 5.00%, 3/1/2021		145	173
NXP Semiconductors NV (Netherlands) 1.00%, 12/1/2019		870	891
ON Semiconductor Corp. 1.00%, 12/1/2020		1,320	1,499
Teradyne, Inc. 1.25%, 12/15/2023		995	1,461

			7,071

Software — 0.6%
DocuSign, Inc. 0.50%, 9/15/2023(b)		1,220	1,298
Envestnet, Inc. 1.75%, 12/15/2019(a)		1,090	1,226
FireEye, Inc. 0.88%, 6/1/2024(b)		900	875
Nuance Communications, Inc. 1.50%, 11/1/2035		1,060	1,064
Nutanix, Inc. Zero Coupon, 1/15/2023		1,250	1,188

			5,651

Specialty Retail — 0.1%
Guess?, Inc. 2.00%, 4/15/2024(b)		595	548

TOTAL CONVERTIBLE BONDS (Cost $24,198)			25,428

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 2.1%
U.S. Treasury Inflation Indexed Bonds 1.00%, 2/15/2046 (Cost $19,194)	17,350	19,705

LOAN ASSIGNMENTS — 0.5%(m)
Aerospace & Defense — 0.0%(k)
MacDonald Dettwiler and Associates Ltd., Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.19%, 10/4/2024(e)	20	17

Containers & Packaging — 0.0%(k)
Flex Acquisition Co., Inc., Term Loan (ICE LIBOR USD 3 Month + 3.00%), 5.63%, 12/29/2023(e)	270	259

Diversified Consumer Services — 0.0%(k)
Spin Holdco, Inc., Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 5.85%, 11/14/2022(e)	199	195

Diversified Telecommunication Services — 0.0%(k)
Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.69%, 10/2/2024(e)	370	370
Consolidated Communications, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.44%, 10/5/2023(e)	28	27

		397

Electric Utilities — 0.0%(k)
Lightstone Holdco LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 6.19%, 1/30/2024(e)	163	162
Lightstone Holdco LLC, 1st Lien Term Loan C (ICE LIBOR USD 1 Month + 3.75%), 6.19%, 1/30/2024(e)	9	9

		171

Electrical Equipment — 0.0%(k)
Brookfield WEC Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 5.94%, 8/1/2025(e)	261	260

Food & Staples Retailing — 0.1%
Albertson’s LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 5.44%, 6/22/2023(e)	414	412
Moran Foods LLC, Term Loan B (ICE LIBOR USD 3 Month + 6.00%), 8.60%, 12/5/2023(e)	464	241

		653

Food Products — 0.1%
Dole Food Co., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%; ICE LIBOR USD 2 Month + 2.75%; ICE LIBOR USD 3 Month Prime + 1.75%), 5.22%, 4/6/2024(e)	668	650

Independent Power and Renewable Electricity Producers — 0.0%(k)
Talen Energy Supply LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 6.61%, 12/3/2025(e)	69	69

Insurance — 0.0%(k)
Hub International Ltd., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%), 5.34%, 4/25/2025(e)	112	109

Media — 0.1%
iHeartCommunications, Inc., Exit Term Loan (ICE LIBOR USD 3 Month + 4.00%), 6.58%, 5/1/2026(e)	355	355
Tribune Media Co., Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.44%, 12/27/2020(e)	200	200
Univision Communications, Inc., 1st Lien Term Loan C-5 (ICE LIBOR USD 1 Month + 2.75%), 5.19%, 3/15/2024(e)	156	147

		702

Specialty Retail — 0.2%
Claire’s Stores, Inc., 1st Lien Term Loan (ICE LIBOR USD 6 Month + 7.25%), 9.94%, 10/12/2038‡(e)(n)	935	1,450

TOTAL LOAN ASSIGNMENTS (Cost $4,680)		4,932

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)	Value (000)
COMMON STOCKS — 0.2%
Capital Markets — 0.1%
UCI Holdings LLC (New Zealand)*‡	24	548

Communications Equipment — 0.0%(k)
Goodman Networks, Inc.*‡	6	—	(j)

Independent Power and Renewable Electricity Producers — 0.0%(k)
Vistra Energy Corp.	2	47

Media — 0.0%(k)
Clear Channel Outdoor Holdings, Inc.*	34	171
iHeartMedia, Inc., Class A*	2	28

		199

Software — 0.0%(k)
Avaya Holdings Corp.*	5	61

Specialty Retail — 0.1%
Claire’s Stores, Inc.*‡	1	658

Wireless Telecommunication Services — 0.0%(k)
NII Holdings, Inc.*	27	52

TOTAL COMMON STOCKS (Cost $1,888)		1,565

PREFERRED STOCKS — 0.1%
Communications Equipment — 0.0%(k)
Goodman Networks, Inc. (Preference)*‡	7	—	(j)

Specialty Retail — 0.1%
Claire’s Stores, Inc.*‡	1	955

TOTAL PREFERRED STOCKS (Cost $360)		955

	No. of Warrants (000)
WARRANTS — 0.0%(k)
Wireless Telecommunication Services — 0.0%(k)
iHeartMedia Capital I LLC expiring 5/2/2039, price 1.00 USD*‡ (Cost $227)	13	203

	No. of Rights (000)
RIGHTS — 0.0%(k)
Independent Power and Renewable Electricity Producers — 0.0%(k)
Vistra Energy Corp., expiring 12/31/2049*‡ (Cost $—)	42	33

	Shares (000)
SHORT-TERM INVESTMENTS — 1.5%
INVESTMENT COMPANIES — 1.3%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.43%(o)(p) (Cost $12,409)	12,406	12,410

	Principal Amount (000)
U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bills 2.35%, 8/1/2019(q) (Cost $1,858)	1,865	1,858

TOTAL SHORT-TERM INVESTMENTS (Cost $14,267)		14,268

	Shares (000)
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.33%(o)(p) (Cost $4,691)	4,691	4,691

Total Investments — 99.6% (Cost $932,805)		937,618
Other Assets Less Liabilities — 0.4%		3,339

Net Assets — 100.0%		940,957

Percentages indicated are based on net assets.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
BRL	Brazilian Real
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CSMC	Credit Suisse Mortgage Trust
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GNMA	Government National Mortgage Association
GS	Goldman Sachs
ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2019. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PEN	Peruvian Nuevo Sol
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SCA	Limited partnership with share capital
SEK	Swedish Krona
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(a)	The security or a portion of this security is on loan at May 31, 2019. The total value of securities on loan at May 31, 2019 is approximately $4,483,000.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2019.
(f)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2019.
(g)	Security is an interest bearing note with preferred security characteristics.
(h)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2019.
(i)	Defaulted security.
(j)	Amount rounds to less than one thousand.
(k)	Amount rounds to less than 0.1% of net assets.
(l)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2019.
(m)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(n)	Fund is subject to legal or contractual restrictions on the resale of the security.
(o)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(p)	The rate shown is the current yield as of May 31, 2019.
(q)	The rate shown is the effective yield as of May 31, 2019.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Futures contracts outstanding as of May 31, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	336	06/2019	AUD	33,094	1,403
Euro-Buxl	23	09/2019	EUR	5,035	38
Euro-Schatz	4	09/2019	EUR	501	0
U.S. Treasury 2 Year Note	1,606	09/2019	USD	344,813	1,784
U.S. Treasury 5 Year Note	10	09/2019	USD	1,174	1
U.S. Treasury 10 Year Ultra Note	73	09/2019	USD	9,974	85
U.S. Treasury Long Bond	31	09/2019	USD	4,770	149
U.S. Treasury Ultra Bond	16	09/2019	USD	2,818	121

					3,581

Short Contracts
3 Month Eurodollar	(1,540)	09/2019	USD	(376,357)	(2,795)
Euro-Bobl	(221)	09/2019	EUR	(33,049)	(23)
Euro-Bund	(135)	09/2019	EUR	(25,756)	(59)
Long Gilt	(21)	09/2019	GBP	(3,442)	(25)
U.S. Treasury 5 Year Note	(591)	09/2019	USD	(69,391)	(517)
U.S. Treasury 10 Year Note	(11)	09/2019	USD	(1,395)	(1)
U.S. Treasury Long Bond	(288)	09/2019	USD	(44,316)	(1,380)
U.S. Treasury Ultra Bond	(98)	09/2019	USD	(17,263)	(721)

					(5,521)

					(1,940)

Abbreviations

AUD	Australian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of May 31, 2019 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	58	USD	65	BNP Paribas	6/5/2019	—	(a)
EUR	41,454	USD	46,227	Citibank, NA	6/5/2019	86
EUR	2,588	USD	2,891	State Street Corp.	6/5/2019	—	(a)
EUR	8,792	USD	9,821	TD Bank Financial Group	6/5/2019	1
GBP	311	USD	392	TD Bank Financial Group	6/5/2019	2
USD	10,792	EUR	9,597	Barclays Bank plc	6/5/2019	69
USD	48,533	EUR	43,378	Goldman Sachs International	6/5/2019	69
USD	337	EUR	301	Standard Chartered Bank	6/5/2019	1
USD	547	GBP	420	Goldman Sachs International	6/5/2019	16
USD	157	GBP	121	Merrill Lynch International	6/5/2019	4
USD	778	GBP	597	State Street Corp.	6/5/2019	22
CZK	54,928	USD	2,373	Goldman Sachs International	6/25/2019	3
USD	2,379	CZK	54,928	Citibank, NA	6/25/2019	3
USD	4,760	EUR	4,229	State Street Corp.	6/25/2019	27
USD	1,097	PEN	3,650	Goldman Sachs International**	6/25/2019	19
EUR	220	USD	246	BNP Paribas	7/3/2019	1

Total unrealized appreciation						323

EUR	98	USD	110	BNP Paribas	6/5/2019	(1)
EUR	287	USD	324	TD Bank Financial Group	6/5/2019	(4)

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
GBP	109	USD	141	State Street Corp.	6/5/2019	(3)
GBP	719	USD	931	TD Bank Financial Group	6/5/2019	(23)
EUR	998	USD	1,118	Citibank, NA	6/25/2019	(1)
EUR	983	USD	1,104	Merrill Lynch International	6/25/2019	(4)
USD	1,021	AUD	1,476	Goldman Sachs International	6/25/2019	(4)
USD	5,259	BRL	21,000	Goldman Sachs International**	6/25/2019	(82)
USD	3,497	IDR	51,085,607	Merrill Lynch International**	6/25/2019	(61)
USD	3,804	SEK	36,111	State Street Corp.	6/25/2019	(9)
USD	2,291	TRY	14,626	Barclays Bank plc	6/25/2019	(188)
USD	1,163	TRY	7,245	Citibank, NA	6/25/2019	(65)
USD	46,338	EUR	41,454	Citibank, NA	7/3/2019	(89)
USD	392	GBP	311	TD Bank Financial Group	7/3/2019	(2)

Total unrealized depreciation						(536)

Net unrealized depreciation						(213)

Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
PEN	Peru Nuevo Sol
SEK	Swedish Krona
TRY	Turkish Lira
USD	United States Dollar

(a)	Amount rounds to less than one thousand.
**	Non-deliverable forward.

Centrally Cleared Credit default swap contracts outstanding - buy protection(1) as of May 31, 2019 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%) (2)	Notional Amount (3)	Upfront Payments (Receipts) ($) (4)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.NA.HY.32-V1	5.00	Quarterly	6/20/2024	3.93	USD 24,825	(1,870)	493	(1,377)

						(1,870)	493	(1,377)

(1)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(3)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Centrally Cleared Interest rate swap contracts outstanding as of May 31, 2019 (amounts in thousands):

Floating Rate Index(a)	Fixed Rate	Pay/Receive Floating Rate	Maturity Date	Notional Amount	Upfront Payments (Receipts)($)	Value And Unrealized Appreciation (Depreciation) ($)
3 month LIBOR quarterly	2.36 semi-annually	Pay	4/29/2024	USD 135,000	—	1,142

					—	1,142

3 month LIBOR quarterly	2.21 semi-annually	Receive	6/15/2021	USD 290,440	—	(1,664)
3 month LIBOR quarterly	2.66 semi-annually	Receive	11/15/2028	USD 70,900	—	(3,608)
3 month LIBOR quarterly	2.68 semi-annually	Receive	4/29/2032	USD 29,000	—	(1,081)

					—	(6,353)

					—	(5,211)

Abbreviations

CDX	Credit Default Swap Index
LIBOR	London Interbank Offered Rate
USD	United States Dollar

(a)	Value of floating rate index at May 31, 2019 was as follows:

Floating Rate Index	Value
3 month LIBOR	2.50%

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2019.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Capital Markets	$—	$—	$548		$548
Communications Equipment	—	—	—	(a)	—	(a)
Specialty Retail	—	—	658		658
Other Common Stocks	359	—	—		359

Total Common Stocks	359	—	1,206		1,565

Preferred Stocks	—	—	955		955
Debt Securities
Asset-Backed Securities	—	97,269	86,307		183,576
Collateralized Mortgage Obligations	—	93,125	2,591		95,716
Commercial Mortgage-Backed Securities	—	66,788	19,843		86,631
Convertible Bonds	—	25,428	—		25,428
Corporate Bonds
Capital Markets	—	19,286	6,038		25,324
Communications Equipment	—	1,027	—	(a)	1,027
Electric Utilities	—	10,736	1		10,737
Wireless Telecommunication Services	—	7,332	—	(a)	7,332
Other Corporate Bonds	—	207,105	—		207,105

Total Corporate Bonds	—	245,486	6,039		251,525

Foreign Government Securities	—	38,380	—		38,380
Mortgage-Backed Securities	—	210,010	—		210,010
U.S. Treasury Obligations	—	19,705	—		19,705
Loan Assignments
Specialty Retail	—	—	1,450		1,450
Other Loan Assignments	—	3,482	—		3,482

Total Loan Assignments	—	3,482	1,450		4,932

Rights	—	—	33		33
Warrants	—	—	203		203
Short-Term Investments
Investment Companies	12,410	—	—		12,410
U.S. Treasury Obligations	—	1,858	—		1,858

Total Short-Term Investments	12,410	1,858	—		14,268

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investment of cash collateral from securities loaned	$4,691	$—	$—	$4,691

Total Investments in Securities	$17,460	$801,531	$118,627	$937,618

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$323	$—	$323
Futures Contracts	3,581	—	—	3,581
Swaps	—	1,635	—	1,635

Total Appreciation in Other Financial Instruments	$3,581	$1,958	$—	$5,539

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(536)	$—	$(536)
Futures Contracts	(5,521)	—	—	(5,521)
Swaps	—	(6,353)	—	(6,353)

Total Depreciation in Other Financial Instruments	$(5,521)	$(6,889)	$—	$(12,410)

(a)	Amount rounds to less than one thousand.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2019		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2019
Investments in Securities
Asset-Backed Securities	$89,958		$— (a)	$36	$15		$1,321		$(5,833)	$810	$—	$86,307
Collateralized Mortgage Obligations	2,634		(102)	98	2		1,158		(1,199)	—	—	2,591
Commercial Mortgage-Backed Securities	14,003		—	238	5		4,169		(119)	4,919	(3,372)	19,843
Common Stocks — Capital Markets	470		—	77	—		1		—	—	—	548
Common Stocks — Communications Equipment	—	(a)	—	—	—		—		—	—	—	—	(a)
Common Stocks — Specialty Retail	805		—	(147)	—		—		—	—	—	658
Corporate Bonds — Capital Markets	6,075		— (a)	— (a)	—	(a)	—	(a)	(37)	—	—	6,038
Corporate Bonds — Communications Equipment	—	(a)	—	—	—		—		—	—	—	—	(a)
Corporate Bonds — Electric Utilities	8		—	(6)	—		—		(1)	—	—	1
Corporate Bonds — Wireless Telecommunication Services	—	(a)	—	—	—		—		—	—	—	—	(a)
Loan Assignments — Specialty Retail	1,402		—	47	—		1		—	—	—	1,450
Preferred Stocks — Communications Equipment	—	(a)	—	—	—		—		—	—	—	—	(a)
Preferred Stocks — Specialty Retail	900		—	55	—		—		—	—	—	955
Private Placements — Commercial Loanss	15,520		(900)	480	—		—		(15,100)	—	—	—
Rights — Independent Power and Renewable Electricity Producers	32		—	1	—		—		—	—	—	33
Warrants-Wireless Telecommunication Services	—		—	(24)	—		227		—	—	—	203

	$131,807		$(1,002)	$855	$22		$6,877		$(22,289)	$5,729	$(3,372)	$118,627

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The change in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2019, which were valued using significant unobservable inputs (level 3) amounted to approximately $276,000.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended May 31, 2019.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at May 31, 2019	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$63,446	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 44.00% (17.95%)
			Constant Default Rate	0.00% - 6.02% (0.66%)
			Yield (Discount Rate of Cash Flows)	2.68% - 5.86% (3.96%)

Asset-Backed Securities	63,446

	1,146	Discounted Cash Flow	Constant Prepayment Rate	6.00% - 20.00% (16.01%)
			Constant Default Rate	0.00% - 1.54% (0.44%)
			Yield (Discount Rate of Cash Flows)	3.68% - 6.57% (4.50%)

Collateralized Mortgage Obligations	1,146

	14,179	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	3.23% - 45.55% (14.55%)

Commercial Mortgage-Backed Securities	14,179

	38	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.49% (4.49%)
			Liquidity Discount	0.125% (0.125%)
		Pending Distribution Amount	Expected Recovery	0.00% (0.00%)

Corporate	38

	0	Market Comparable Companies	EBITDA Multiple	5.0x (5.0x)
			Discount for Potential Outcome	30.00% (30.00%)

Preferred Stocks	0

	0	Market Comparable Companies	EBITDA Multiple	5.0x (5.0x)

Common Stocks	0

Total	$78,809

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At May 31, 2019, the value of these investments was approximately $39,818,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighed by the relative fair value of the instruments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended May 31, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2019	Shares at May 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.43%(a)(b)	$7,446	$287,656	$282,693	$1	$—	$12,410	12,406	$115	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.33%(a)(b)	5,748	16,234	17,291	—	—	4,691	4,691	46	—

Total	$13,194	$303,890	$299,984	$1	$—	$17,101		$161	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2019.

C. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Swaps — The Fund engaged in various swap transactions, including interest rate and credit default, to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, non-deliverable forward foreign currency exchange contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A, an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over-the-counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for OTC Swaps.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Interest Rate Swaps

The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically based on a fixed interest rate.

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 92.3%(a)
New York — 92.3%
Education — 7.0%
Erie County Industrial Development Agency, School District Project
Rev., 5.00%, 5/1/2023	1,710	1,949
Series A, Rev., 5.00%, 5/1/2023	2,000	2,210
New York State Dormitory Authority
Series A, Rev., NATL-RE-IBC, 5.00%, 7/1/2020	205	206
Series 2018A, Rev., 5.00%, 10/1/2027	2,000	2,468
New York State Dormitory Authority, Consolidated City University System Series A, Rev., NATL-RE-IBC, 6.00%, 7/1/2020	2,160	2,217
New York State Dormitory Authority, Court Facilities Series A, Rev., AMBAC, 5.50%, 5/15/2026	5,000	6,309
New York State Dormitory Authority, New York University
Series 1, Rev., AMBAC, 5.50%, 7/1/2021	1,730	1,880
Series 1, Rev., AMBAC, 5.50%, 7/1/2022	1,000	1,128
Series 1, Rev., AMBAC, 5.50%, 7/1/2023	2,900	3,389
Series 1, Rev., AMBAC, 5.50%, 7/1/2024	1,570	1,898
Series 1, Rev., AMBAC, 5.50%, 7/1/2025	2,280	2,845
New York State Dormitory Authority, School Districts Financing Program Rev., AGC, 5.00%, 10/1/2024	50	51
New York State Dormitory Authority, School Districts, Building Finance Program Series F, Rev., NATL-RE, 6.50%, 10/1/2020	175	182
New York State Dormitory Authority, State University Educational Facilities Series A, Rev., NATL-RE-IBC, 5.25%, 5/15/2021	1,050	1,108

		27,840

General Obligation — 14.6%
Chautauqua Lake Central School District
GO, 5.00%, 6/15/2020	860	891
GO, 5.00%, 6/15/2021	725	777
City of Buffalo Series 2016B, GO, 5.00%, 11/15/2022	1,000	1,121
City of New York
GO, 5.00%, 8/1/2024	1,250	1,430
GO, 5.00%, 8/1/2027	1,750	2,205
Subseries E-1, GO, 5.25%, 3/1/2035	1,300	1,622
City of New York, Fiscal Year 2012 Series A-1, GO, 5.00%, 8/1/2028	7,600	8,173
City of New York, Fiscal Year 2014 Subseries D-1, GO, 5.00%, 8/1/2028	2,000	2,283
City of New York, Fiscal Year 2018 Series F, Subseries 2018F-1, GO, 5.00%, 4/1/2034	2,500	3,076
City of White Plains, Public Improvement
GO, 4.00%, 9/15/2028	705	806
GO, 4.00%, 9/15/2029	1,100	1,255
County of Monroe
GO, 5.00%, 6/1/2022	1,080	1,190
GO, 5.00%, 6/1/2025	1,330	1,589
County of Onondaga GO, 4.00%, 4/15/2029	2,760	3,125
County of Suffolk, Town of Brookhaven GO, 5.00%, 5/1/2027	2,000	2,414
County of Westchester GO, 5.00%, 12/1/2022	1,350	1,522
Haverstraw-Stony Point Central School District GO, 3.00%, 10/15/2026	1,105	1,215
Monroe County, Greece Central School District
Series B, GO, 4.50%, 12/15/2021	880	950
Series B, GO, 5.00%, 12/15/2022	765	863
Series 2012B, GO, 5.00%, 12/15/2023	500	564
Nassau County, General Improvement
Series C, GO, AGC, 5.00%, 10/1/2024	4,220	4,271
Series A, GO, 5.00%, 1/1/2025	1,000	1,184
Nassau County, Mineola Village GO, 5.00%, 8/15/2023	1,350	1,410
Nassau County, Unrefunded Balance, General Improvement Series 2009C, GO, AGC, 5.00%, 10/1/2024	60	61
Orange County, Goshen Central School District GO, NATL-RE, 5.00%, 6/15/2019	1,000	1,001
Orchard Park Central School District GO, 4.00%, 4/1/2029	1,685	1,924

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
State of New York
GO, 5.00%, 2/15/2025	1,515	1,820
Series A, GO, 5.00%, 2/15/2027	5,000	5,014
GO, 5.00%, 3/1/2028	2,025	2,630
Village of Mamaroneck GO, 3.00%, 8/15/2030	1,540	1,656

		58,042

Hospital — 1.9%
New York State Dormitory Authority, Hospitals Center Rev., 5.00%, 7/1/2026	3,360	3,886
New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center
Rev., NATL-RE, 5.75%, 7/1/2019	370	371
Rev., NATL-RE, 5.50%, 7/1/2023	1,000	1,123
New York State Dormitory Authority, Mt. Sinai Hospital Obligated Group Series 2010A, Rev., 5.00%, 7/1/2026	2,000	2,072

		7,452

Housing — 4.8%
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2015 Series S-1, Rev., 5.00%, 7/15/2028	3,000	3,545
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018 Subseries S-4, Rev., 5.25%, 7/15/2035	4,000	4,960
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019
Series 2019S-2A, Rev., 5.00%, 7/15/2026	1,900	2,346
Series S-2A, Rev., 5.00%, 7/15/2034	2,000	2,446
Series S-3A, Rev., 5.00%, 7/15/2034	4,000	4,893
New York Mortgage Agency, Homeowner Mortgage Series 197, Rev., 3.50%, 10/1/2044	1,020	1,059

		19,249

Industrial Development Revenue/Pollution Control Revenue — 0.9%
New York City Industrial Development Agency
Rev., 5.00%, 5/1/2023	1,310	1,492
Rev., 5.00%, 5/1/2027	1,150	1,456
Syracuse Industrial Development Agency Rev., 5.00%, 5/1/2025	500	602

		3,550

Other Revenue — 20.4%
Hudson Yards Infrastructure Corp., Second Indenture
Series 2017A, Rev., 5.00%, 2/15/2029	3,500	4,305
Rev., 5.00%, 2/15/2030	1,600	1,959
Series A, Rev., 5.00%, 2/15/2034	1,115	1,345
Series A, Rev., 5.00%, 2/15/2035	4,000	4,816
Series A, Rev., 5.00%, 2/15/2036	3,500	4,206
Nassau County Interim Finance Authority, Sales Tax Secured Series A, Rev., 5.00%, 11/15/2020	65	65
New York City Transitional Finance Authority, Future Tax Secured
Series 2010D, Rev., 5.00%, 11/1/2025	2,570	2,655
Series E, Subseries E-1, Rev., 5.00%, 2/1/2034	2,260	2,712
Series A, Subseries A-1, Rev., 5.00%, 8/1/2034	1,500	1,836
Series A, Subseries A-1, Rev., 5.00%, 8/1/2035	1,000	1,222
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017 Series E, Subseries E-1, Rev., 5.00%, 2/1/2032	2,000	2,421
New York City Transitional Finance Authority, Future Tax Secured, Taxable Subordinate Subseries I-2, Rev., 5.00%, 11/1/2026	1,400	1,446
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt Multi-Modal Series B, Rev., 5.00%, 2/1/2027	2,500	2,649
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt Subordinate
Series D, Subseries D-1, Rev., 5.00%, 11/1/2026	1,000	1,086
Series D, Subseries D-1, Rev., 5.00%, 11/1/2027	1,000	1,085
New York City Transitional Finance Authority, Unrefunded Balance, Future Tax Secured Rev., 5.25%, 11/1/2019	210	211

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
New York Convention Center Development Corp., Capital Appreciation Subordinated Lien, Hotel Unit fee Secured
Series B, Rev., Zero Coupon, 11/15/2031	2,090	1,454
Series B, Rev., Zero Coupon, 11/15/2033	2,000	1,269
New York Convention Center Development Corp., Hotel Unit fee Secured Rev., 5.00%, 11/15/2030	2,000	2,378
New York State Dormitory Authority, State Sales Tax
Series 2014A, Rev., 5.00%, 3/15/2029	2,500	2,899
Series A, Rev., 5.00%, 3/15/2031	5,100	6,013
Series 2014A, Rev., 5.00%, 3/15/2032	2,000	2,308
Series B, Rev., 5.00%, 3/15/2032	2,500	2,979
Series 2018E, Rev., 5.00%, 3/15/2033	2,000	2,486
Series B, Rev., 5.00%, 3/15/2033	2,500	2,967
Series A, Rev., 5.00%, 3/15/2034	2,000	2,418
New York State Environmental Facilities Corp., Master Financing Program Series C, Rev., 5.00%, 10/15/2027	2,550	2,630
Sales Tax Asset Receivable Corp., Fiscal Year 2015
Series A, Rev., 5.00%, 10/15/2029	5,000	5,911
Series A, Rev., 5.00%, 10/15/2030	2,500	2,948
United Nations Development Corp., Senior Lien
Rev., 5.00%, 7/1/2022	1,095	1,213
Series 2009A, Rev., 5.00%, 7/1/2022	2,000	2,005
Series A, Rev., 5.00%, 7/1/2023	1,000	1,002
Westchester Tobacco Asset Securitization Corp.
Series B, Rev., 5.00%, 6/1/2033	1,775	2,020
Series B, Rev., 5.00%, 6/1/2034	2,000	2,265

		81,184

Prerefunded — 2.9%
Metropolitan Transportation Authority, Dedicated Tax Fund
Series B, Rev., 5.25%, 11/15/2022(b)	1,000	1,018
Series B, Rev., 5.25%, 11/15/2024(b)	2,000	2,035
New York City Transitional Finance Authority, Future Tax Secured Series D, Rev., 5.00%, 11/1/2025(b)	680	703
New York City Water & Sewer System Rev., 5.00%, 6/15/2025(b)	605	628
New York State Dormitory Authority, School Districts Financing Program
Rev., AGC, 5.00%, 10/1/2024(b)	85	86
Series A, Rev., AGC, 5.00%, 10/1/2024(b)	865	876
New York State Thruway Authority, 2nd General Highway and Bridge Trust Fund Series A, Rev., 5.00%, 4/1/2026(b)	6,000	6,184

		11,530

Special Tax — 6.3%
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series E, Rev., 5.00%, 2/15/2029	1,715	1,877
New York State Thruway Authority, State Personal Income Tax, Transportation Series 2010A, Rev., 5.00%, 3/15/2028	2,000	2,091
New York State Urban Development Corp., State Personal Income Tax
Series A, Rev., 5.00%, 3/15/2027	2,500	2,905
Series A, Rev., 5.00%, 3/15/2031	3,000	3,473
Series A, Rev., 5.00%, 3/15/2032	2,500	2,961
New York State Urban Development Corp., State Personal Income Tax, General Purpose Series 2019A, Rev., 5.00%, 3/15/2033	2,575	3,157
New York State Urban Development Corp., State Personal Income Tax, State Facilities and Equipment
Series A-2, Rev., NATL-RE, 5.50%, 3/15/2023	2,000	2,298
Series A-2, Rev., NATL-RE, 5.50%, 3/15/2025	5,000	6,089

		24,851

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Transportation — 17.9%
Metropolitan Transportation Authority, Dedicated Tax Fund
Series A, Rev., Zero Coupon, 11/15/2030	4,000	2,984
Series 2017B-2, Rev., 5.25%, 11/15/2033	1,000	1,242
Series 2016A, Rev., 5.25%, 11/15/2034	1,020	1,247
Metropolitan Transportation Authority, Transportation
Series 2015C, Subseries C-1, Rev., 5.25%, 11/15/2030	1,500	1,792
Series 2016A-1, Rev., 5.00%, 11/15/2031	2,500	2,964
Series B, Rev., 5.00%, 11/15/2031	2,000	2,332
Subseries D-1, Rev., 5.00%, 11/15/2031	2,000	2,355
Series A-1, Rev., 5.00%, 11/15/2032	2,000	2,366
Series A-1, Rev., 4.00%, 11/15/2033	2,000	2,194
New York State Thruway Authority
Series K, Rev., 5.00%, 1/1/2028	1,000	1,176
Series K, Rev., 5.00%, 1/1/2030	2,500	2,933
Series L, Rev., 5.00%, 1/1/2032	2,250	2,750
Rev., 5.00%, 1/1/2035	1,000	1,165
New York Transportation Development Corp., Delta Air Lines, Inc., Laguardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 5.00%, 1/1/2025	2,075	2,382
Rev., AMT, 5.00%, 1/1/2026	2,000	2,335
Rev., AMT, 5.00%, 1/1/2027	2,000	2,375
Port Authority of New York and New Jersey, Consolidated
Series 186, Rev., AMT, 5.00%, 10/15/2027	2,000	2,322
Series 185, Rev., AMT, 5.00%, 9/1/2028	1,000	1,161
Series 184, Rev., 5.00%, 9/1/2030	2,020	2,369
Series 185, Rev., AMT, 5.00%, 9/1/2030	2,000	2,315
Series 207, Rev., AMT, 5.00%, 9/15/2031	2,335	2,851
Series 185, Rev., AMT, 5.00%, 9/1/2032	1,750	2,018
Series 207, Rev., AMT, 5.00%, 9/15/2032	3,000	3,658
Series 205, Rev., 5.00%, 11/15/2032	1,000	1,233
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2017B, Rev., 5.00%, 11/15/2029	2,500	3,079
Series B, Rev., 5.00%, 11/15/2029	1,600	2,094
Series B, Rev., 5.00%, 11/15/2030	5,355	6,904
Series 2016A, Rev., 5.00%, 11/15/2031	1,000	1,205
Series B, Rev., 5.00%, 11/15/2031	1,100	1,345
Series 2013A, Rev., Zero Coupon, 11/15/2032	3,000	2,070
Series B, Rev., 5.00%, 11/15/2033	1,500	1,822

		71,038

Utility — 7.8%
Long Island Power Authority, Electric System
Series A, Rev., AGM, Zero Coupon, 6/1/2021	5,000	4,838
Rev., 5.00%, 9/1/2024	2,735	3,039
Rev., 5.00%, 9/1/2034	1,500	1,849
Rev., 5.00%, 9/1/2035	2,000	2,459
New York State Power Authority Series C, Rev., NATL-RE, 5.00%, 11/15/2020	2,500	2,507
Utility Debt Securitization Authority
Series TE, Rev., 5.00%, 12/15/2030	1,000	1,148
Rev., 5.00%, 12/15/2032	2,500	2,986
Series A, Rev., 5.00%, 12/15/2033	3,000	3,608
Series A, Rev., 5.00%, 12/15/2034	4,595	5,509
Series B, Rev., 5.00%, 12/15/2034	2,450	2,937

		30,880

Water & Sewer — 7.8%
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2011 Series 2011HH, Rev., 5.00%, 6/15/2026	6,600	7,079
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2012 Series EE, Rev., 5.00%, 6/15/2028	4,000	4,423

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution, Fiscal Year 2015
Series 2015EE, Rev., 5.00%, 6/15/2028	2,000	2,336
Series DD, Rev., 5.00%, 6/15/2029	2,000	2,334
New York City Water & Sewer System Rev., 5.00%, 6/15/2025	395	410
New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution
Series 2005B, Rev., 5.50%, 10/15/2025(b)	4,175	5,165
Series A, Rev., 5.00%, 6/15/2027	1,500	1,759
Series A, Rev., 5.00%, 6/15/2031	2,150	2,621
Series A, Rev., 5.00%, 6/15/2032	2,000	2,432
Series 2015A, Rev., 5.00%, 6/15/2033	2,000	2,380

		30,939

Total New York		366,555

TOTAL MUNICIPAL BONDS (Cost $348,529)		366,555

	Shares (000)
SHORT-TERM INVESTMENTS — 6.6%
INVESTMENT COMPANIES — 6.6%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.51%(c)(d)(Cost $25,918)	25,918	25,918

Total Investments — 98.9% (Cost $374,447)		392,473
Other Assets Less Liabilities — 1.1%		4,559

Net Assets — 100.0%		397,032

Percentages indicated are based on net assets.

Abbreviations

AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
GO	General Obligation
IBC	Insured Bond Certificates
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of May 31, 2019.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$25,918	$366,555	$—	$392,473

(a)

All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers into and out of level 3 for the period ended May 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Included in the purchases and sales amounts in the table below are exchanges between certain share classes of the Underlying Funds. Amounts in the table below are in thousands.

For the period ended May 31, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2019	Shares at May 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.51%(a)(b)	$10,926	$59,513	$44,520	$(1)	$—	$25,918	25,918	$79	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2019.

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 35.6%
Aerospace & Defense — 0.4%
Arconic, Inc. 5.13%, 10/1/2024	180	183
Bombardier, Inc. (Canada)
6.00%, 10/15/2022(a)	300	292
6.13%, 1/15/2023(a)	150	146
Rockwell Collins, Inc. 3.10%, 11/15/2021	100	101
TransDigm, Inc. 6.50%, 7/15/2024	175	175
United Technologies Corp. 3.10%, 6/1/2022	250	253

		1,150

Air Freight & Logistics — 0.1%
XPO Logistics, Inc.
6.13%, 9/1/2023(a)	128	129
6.75%, 8/15/2024(a)	63	65

		194

Airlines — 0.1%
American Airlines Group, Inc. 5.00%, 6/1/2022(a)	120	121
Continental Airlines Pass-Through Trust Series 2012-2, Class A, 4.00%, 10/29/2024	72	75
United Continental Holdings, Inc. 5.00%, 2/1/2024	100	101

		297

Auto Components — 0.3%
American Axle & Manufacturing, Inc. 6.63%, 10/15/2022	375	379
Goodyear Tire & Rubber Co. (The) 5.13%, 11/15/2023	250	249
Icahn Enterprises LP
6.25%, 2/1/2022	175	179
6.75%, 2/1/2024	130	133

		940

Automobiles — 0.4%
Daimler Finance North America LLC (Germany)
3.40%, 2/22/2022(a)	540	547
3.35%, 2/22/2023(a)	150	152
Volkswagen Group of America Finance LLC (Germany) 4.25%, 11/13/2023(a)	605	628

		1,327

Banks — 11.2%
ABN AMRO Bank NV (Netherlands)
2.45%, 6/4/2020(a)	200	200
2.65%, 1/19/2021(a)	200	200
3.40%, 8/27/2021(a)	400	406
AIB Group plc (Ireland) (ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025(a)(b)	520	527
ANZ New Zealand Int’l Ltd. (New Zealand)
2.75%, 1/22/2021(a)	200	200
2.88%, 1/25/2022(a)	870	875
3.40%, 3/19/2024(a)	560	573
ASB Bank Ltd. (New Zealand) 3.75%, 6/14/2023(a)	750	775
Banco Santander SA (Spain) 3.50%, 4/11/2022	1,000	1,014
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.66%), 2.37%, 7/21/2021(b)	650	648
(ICE LIBOR USD 3 Month + 0.65%), 3.25%, 6/25/2022(b)	215	215
2.50%, 10/21/2022	360	358
(ICE LIBOR USD 3 Month + 1.16%), 3.12%, 1/20/2023(b)	1,820	1,832
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023(b)	340	342
Banque Federative du Credit Mutuel SA (France) 2.70%, 7/20/2022(a)	730	731
Barclays plc (United Kingdom) (ICE LIBOR USD 3 Month + 1.40%), 4.61%, 2/15/2023(b)	1,115	1,141
BNZ International Funding Ltd. (New Zealand)
2.90%, 2/21/2022(a)	750	754
3.38%, 3/1/2023(a)	500	509
Citibank NA
(ICE LIBOR USD 3 Month + 0.53%), 3.16%, 2/19/2022(b)	835	840
(ICE LIBOR USD 3 Month + 0.60%), 2.84%, 5/20/2022(b)	790	792
Citigroup, Inc.
2.75%, 4/25/2022	500	500
(ICE LIBOR USD 3 Month + 0.72%), 3.14%, 1/24/2023(b)	630	634
(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023(b)	710	709
Citizens Bank NA 3.25%, 2/14/2022	565	574
Compass Bank 3.50%, 6/11/2021	250	253
Credit Agricole SA (France) 3.75%, 4/24/2023(a)	500	511
Danske Bank A/S (Denmark)
2.20%, 3/2/2020(a)	285	284
5.00%, 1/12/2022(a)	250	259
Discover Bank 3.10%, 6/4/2020	250	251
Fifth Third Bancorp 2.60%, 6/15/2022	100	100
HSBC Bank plc (United Kingdom) 4.13%, 8/12/2020(a)	380	387
HSBC Holdings plc (United Kingdom)
2.95%, 5/25/2021	200	201
(ICE LIBOR USD 3 Month + 0.65%), 3.25%, 9/11/2021(b)	300	301
(ICE LIBOR USD 3 Month + 1.06%), 3.26%, 3/13/2023(b)	1,435	1,446

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Huntington National Bank (The) 3.13%, 4/1/2022	900	915
Lloyds Bank plc (United Kingdom) 3.30%, 5/7/2021	200	202
Lloyds Banking Group plc (United Kingdom) (ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023(b)	500	491
Mitsubishi UFJ Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 0.65%), 3.24%, 7/26/2021(b)	85	85
3.54%, 7/26/2021	145	148
3.22%, 3/7/2022	825	839
Mizuho Financial Group, Inc. (Japan) 2.63%, 4/12/2021(a)	400	400
MUFG Union Bank NA 3.15%, 4/1/2022	700	713
National Australia Bank Ltd. (Australia)
2.50%, 1/12/2021	500	500
3.70%, 11/4/2021	250	256
Nordea Bank Abp (Finland) 2.50%, 9/17/2020(a)	200	200
Royal Bank of Scotland Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023(b)	1,370	1,365
(ICE LIBOR USD 3 Month + 1.55%), 4.52%, 6/25/2024(b)	555	569
Santander UK plc (United Kingdom)
2.13%, 11/3/2020	400	397
2.50%, 1/5/2021	385	383
3.40%, 6/1/2021	200	202
Skandinaviska Enskilda Banken AB (Sweden) 3.05%, 3/25/2022(a)	960	966
Standard Chartered plc (United Kingdom) (ICE LIBOR USD 3 Month + 1.15%), 4.25%, 1/20/2023(a)(b)	1,200	1,221
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.85%, 1/11/2022	830	836
2.78%, 10/18/2022	65	65
3.10%, 1/17/2023	75	76
SunTrust Bank
2.80%, 5/17/2022	1,000	1,008
(ICE LIBOR USD 3 Month + 0.59%), 3.50%, 8/2/2022(b)	1,094	1,114
UBS Group Funding Switzerland AG (Switzerland)
3.49%, 5/23/2023(a)	500	506
(ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023(a)(b)	600	597
Wells Fargo & Co.
2.63%, 7/22/2022	500	498
3.07%, 1/24/2023	375	378
Wells Fargo Bank NA (ICE LIBOR USD 3 Month + 0.61%), 2.90%, 5/27/2022(b)	2,175	2,185

		36,457

Beverages — 0.4%
Constellation Brands, Inc.
2.70%, 5/9/2022	50	50
2.65%, 11/7/2022	65	65
Keurig Dr Pepper, Inc.
3.55%, 5/25/2021(a)	270	274
4.06%, 5/25/2023(a)	1,000	1,040

		1,429

Building Products — 0.1%
Standard Industries, Inc. 6.00%, 10/15/2025(a)	200	206
Summit Materials LLC 6.13%, 7/15/2023	50	51

		257

Capital Markets — 2.6%
Credit Suisse Group AG (Switzerland)
3.57%, 1/9/2023(a)	750	759
(ICE LIBOR USD 3 Month + 1.24%), 4.21%, 6/12/2024(a)(b)	250	259
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/2021	670	663
(ICE LIBOR USD 3 Month + 0.82%), 2.88%, 10/31/2022(b)	770	769
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023(b)	995	995
(ICE LIBOR USD 3 Month + 0.99%), 2.90%, 7/24/2023(b)	1,190	1,192
Macquarie Group Ltd. (Australia) (ICE LIBOR USD 3 Month + 1.02%), 3.19%, 11/28/2023(a)(b)	1,005	1,002
Morgan Stanley
2.75%, 5/19/2022	500	500
(ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024(b)	1,885	1,943
UBS AG (Switzerland) 2.45%, 12/1/2020(a)	200	199

		8,281

Chemicals — 0.4%
Air Liquide Finance SA (France) 1.75%, 9/27/2021(a)	200	196
Celanese US Holdings LLC 3.50%, 5/8/2024	290	293
CF Industries, Inc. 3.40%, 12/1/2021(a)	185	183
Chemours Co. (The) 7.00%, 5/15/2025	400	400
Chevron Phillips Chemical Co. LLC 3.30%, 5/1/2023(a)	60	61
CVR Partners LP 9.25%, 6/15/2023(a)	300	309

		1,442

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Commercial Services & Supplies — 0.4%
ADT Security Corp. (The) 4.13%, 6/15/2023	315	305
Brambles USA, Inc. (Australia) 4.13%, 10/23/2025(a)	240	250
Brink’s Co. (The) 4.63%, 10/15/2027(a)	310	300
Garda World Security Corp. (Canada) 7.25%, 11/15/2021(a)	175	175
Nielsen Finance LLC 5.00%, 4/15/2022(a)	300	297
Pitney Bowes, Inc. 4.95%, 4/1/2023(c)	130	121

		1,448

Communications Equipment — 0.1%
CommScope, Inc.
5.50%, 3/1/2024(a)	130	131
5.50%, 6/15/2024(a)	130	121
Plantronics, Inc. 5.50%, 5/31/2023(a)	181	180

		432

Construction & Engineering — 0.1%
MasTec, Inc. 4.88%, 3/15/2023	250	252

Construction Materials — 0.0%(d)
Union Andina de Cementos SAA (Peru) 5.88%, 10/30/2021(e)	71	73

Consumer Finance — 1.5%
AerCap Ireland Capital DAC (Ireland)
3.50%, 5/26/2022	415	417
3.30%, 1/23/2023	730	728
4.88%, 1/16/2024	10	11
3.50%, 1/15/2025	155	153
Ally Financial, Inc.5.13%, 9/30/2024	120	126
American Express Co.
2.75%, 5/20/2022	1,460	1,466
3.40%, 2/27/2023	265	271
(ICE LIBOR USD 3 Month + 0.75%), 3.33%, 8/3/2023(b)	35	35
3.70%, 8/3/2023	35	36
Capital One Financial Corp. 3.90%, 1/29/2024	405	420
Caterpillar Financial Services Corp. 2.85%, 5/17/2024	480	484
Springleaf Finance Corp.
7.75%, 10/1/2021	205	220
6.13%, 5/15/2022	570	596

		4,963

Containers & Packaging — 0.3%
Ardagh Packaging Finance plc (Ireland) 4.63%, 5/15/2023(a)	300	300
Berry Global, Inc. 5.13%, 7/15/2023	300	302
OI European Group BV 4.00%, 3/15/2023(a)	12	12
Reynolds Group Issuer, Inc.
5.75%, 10/15/2020	291	291
(ICE LIBOR USD 3 Month + 3.50%), 6.10%, 7/15/2021(a)(b)	200	201

		1,106

Distributors — 0.0%(d)
Global Partners LP 6.25%, 7/15/2022	70	70

Diversified Financial Services — 0.4%
AIG Global Funding 2.70%, 12/15/2021(a)	748	748
CNG Holdings, Inc. 12.50%, 6/15/2024(a)	65	62
GTP Acquisition Partners I LLC 2.35%, 6/15/2020(a)	600	597

		1,407

Diversified Telecommunication Services — 0.8%
AT&T, Inc. 3.40%, 5/15/2025	220	222
CCO Holdings LLC 5.88%, 4/1/2024(a)	850	879
CenturyLink, Inc.
Series V, 5.63%, 4/1/2020	130	132
Series T, 5.80%, 3/15/2022	100	101
Series W, 6.75%, 12/1/2023	45	47
Series Y, 7.50%, 4/1/2024	250	267
Cincinnati Bell, Inc. 7.00%, 7/15/2024(a)	270	231
Deutsche Telekom International Finance BV (Germany) 2.23%, 1/17/2020(a)	150	150
DKT Finance ApS (Denmark) 9.38%, 6/17/2023(a)	200	214
Level 3 Financing, Inc.
5.63%, 2/1/2023	210	211
5.38%, 5/1/2025	80	80

		2,534

Electric Utilities — 2.0%
American Electric Power Co., Inc. Series I, 3.65%, 12/1/2021	145	149
American Transmission Systems, Inc. 5.25%, 1/15/2022(a)	200	213
Ausgrid Finance Pty. Ltd. (Australia) 3.85%, 5/1/2023(a)	487	502
Duke Energy Corp. 1.80%, 9/1/2021	850	836
Emera US Finance LP (Canada) 2.70%, 6/15/2021	575	573
Exelon Corp. 3.50%, 6/1/2022(c)	375	382
Florida Power & Light Co. (ICE LIBOR USD 3 Month + 0.40%), 2.97%, 5/6/2022(b)	1,070	1,070

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Fortis, Inc. (Canada) 2.10%, 10/4/2021	380	375
Indiana Michigan Power Co. Series J, 3.20%, 3/15/2023	20	20
ITC Holdings Corp. 2.70%, 11/15/2022	805	803
Jersey Central Power & Light Co. 4.30%, 1/15/2026(a)	230	243
LG&E & KU Energy LLC 3.75%, 11/15/2020	122	124
NextEra Energy Capital Holdings, Inc. 2.90%, 4/1/2022	600	605
PNM Resources, Inc. 3.25%, 3/9/2021	69	69
PPL Capital Funding, Inc. 3.50%, 12/1/2022	100	102
Terraform Global Operating LLC 6.13%, 3/1/2026(a)	337	335

		6,401

Energy Equipment & Services — 0.5%
Baker Hughes a GE Co. LLC 2.77%, 12/15/2022	470	471
CSI Compressco LP 7.50%, 4/1/2025(a)	27	26
Diamond Offshore Drilling, Inc. 7.88%, 8/15/2025	42	38
Nabors Industries, Inc. 4.63%, 9/15/2021	275	263
Noble Holding International Ltd. 7.88%, 2/1/2026(a)	100	87
Schlumberger Holdings Corp.
3.75%, 5/1/2024(a)	220	226
3.90%, 5/17/2028(a)	77	78
Transocean Guardian Ltd. 5.88%, 1/15/2024(a)	38	38
Transocean Pontus Ltd. 6.13%, 8/1/2025(a)	88	89
Transocean Proteus Ltd. 6.25%, 12/1/2024(a)	225	227
USA Compression Partners LP 6.88%, 4/1/2026	26	27

		1,570

Entertainment — 0.1%
Cinemark USA, Inc. 4.88%, 6/1/2023	262	263

Equity Real Estate Investment Trusts (REITs) — 0.6%
American Tower Corp.
5.90%, 11/1/2021	75	80
3.50%, 1/31/2023	305	312
3.00%, 6/15/2023	110	111
Crown Castle International Corp. 4.88%, 4/15/2022	100	106
HCP, Inc. 4.00%, 12/1/2022	75	78
Iron Mountain, Inc. 5.75%, 8/15/2024	199	197
Ventas Realty LP
4.25%, 3/1/2022	147	152
3.50%, 4/15/2024	710	730
Welltower, Inc. 4.95%, 1/15/2021	150	155

		1,921

Food & Staples Retailing — 0.3%
Albertsons Cos. LLC 6.63%, 6/15/2024	150	152
Safeway, Inc. 3.95%, 8/15/2020	475	470
Seven & i Holdings Co. Ltd. (Japan) 3.35%, 9/17/2021(a)	408	415

		1,037

Food Products — 0.5%
Bunge Ltd. Finance Corp. 3.00%, 9/25/2022	100	100
Campbell Soup Co. 3.65%, 3/15/2023	560	571
Conagra Brands, Inc. 3.80%, 10/22/2021	195	200
JBS USA LUX SA 5.88%, 7/15/2024(a)	350	360
Pilgrim’s Pride Corp. 5.75%, 3/15/2025(a)	400	405

		1,636

Gas Utilities — 0.0%(d)
AmeriGas Partners LP 5.63%, 5/20/2024	80	83

Health Care Equipment & Supplies — 0.1%
Becton Dickinson and Co.
(ICE LIBOR USD 3 Month + 0.88%), 3.48%, 12/29/2020(b)	149	149
2.89%, 6/6/2022	150	151

		300

Health Care Providers & Services — 1.2%
Acadia Healthcare Co., Inc. 5.63%, 2/15/2023	135	135
Aetna, Inc.
2.75%, 11/15/2022	223	223
2.80%, 6/15/2023	60	59
Anthem, Inc.
2.95%, 12/1/2022	75	75
3.30%, 1/15/2023	160	163
Cigna Corp. 3.20%, 9/17/2020(a)	255	257
Community Health Systems, Inc. 5.13%, 8/1/2021	50	49
CVS Health Corp.
3.70%, 3/9/2023	1,200	1,227
4.10%, 3/25/2025	68	70
DaVita, Inc.
5.75%, 8/15/2022	100	101
5.13%, 7/15/2024	145	141
Encompass Health Corp. 5.13%, 3/15/2023	110	111
HCA, Inc.
5.38%, 2/1/2025	200	209
5.88%, 2/15/2026	65	69

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
MPH Acquisition Holdings LLC 7.13%, 6/1/2024(a)	525	522
Tenet Healthcare Corp.
4.38%, 10/1/2021	350	353
8.13%, 4/1/2022	75	78

		3,842

Hotels, Restaurants & Leisure — 0.7%
1011778 BC ULC (Canada) 4.25%, 5/15/2024(a)	200	197
Boyd Gaming Corp. 6.88%, 5/15/2023	200	206
CCM Merger, Inc. 6.00%, 3/15/2022(a)	331	339
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023(a)	271	284
Eldorado Resorts, Inc. 6.00%, 9/15/2026	425	437
Enterprise Development Authority (The) 12.00%, 7/15/2024(a)	65	69
Jack Ohio Finance LLC 6.75%, 11/15/2021(a)	300	307
Scientific Games International, Inc. 5.00%, 10/15/2025(a)	269	265
Wyndham Destinations, Inc. 3.90%, 3/1/2023	285	279

		2,383

Household Durables — 0.2%
Lennar Corp.
4.88%, 12/15/2023	150	154
5.25%, 6/1/2026	75	77
Tempur Sealy International, Inc. 5.63%, 10/15/2023	250	252

		483

Household Products — 0.2%
Reckitt Benckiser Treasury Services plc (United Kingdom) 2.38%, 6/24/2022(a)	400	396
Spectrum Brands, Inc. 5.75%, 7/15/2025	250	254

		650

Independent Power and Renewable Electricity Producers — 0.3%
Calpine Corp. 6.00%, 1/15/2022(a)	200	202
Exelon Generation Co. LLC
2.95%, 1/15/2020	300	300
3.40%, 3/15/2022	380	387

		889

Insurance — 0.7%
Athene Global Funding 3.00%, 7/1/2022(a)	165	166
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025(a)	223	226
Jackson National Life Global Funding
2.25%, 4/29/2021(a)	115	114
3.30%, 6/11/2021(a)	250	254
3.30%, 2/1/2022(a)	970	988
Protective Life Global Funding
2.16%, 9/25/2020(a)	150	150
(ICE LIBOR USD 3 Month + 0.52%), 3.12%, 6/28/2021(a)(b)	150	150
Reliance Standard Life Global Funding II 3.85%, 9/19/2023(a)	45	46
Suncorp-Metway Ltd. (Australia) 2.38%, 11/9/2020(a)	105	105

		2,199

IT Services — 0.7%
Alliance Data Systems Corp. 5.88%, 11/1/2021(a)	450	459
Exela Intermediate LLC 10.00%, 7/15/2023(a)	104	82
International Business Machines Corp.
2.85%, 5/13/2022	1,150	1,159
3.00%, 5/15/2024	460	464

		2,164

Leisure Products — 0.1%
Mattel, Inc.
2.35%, 8/15/2021	175	164
3.15%, 3/15/2023	100	92

		256

Machinery — 0.2%
Briggs & Stratton Corp. 6.88%, 12/15/2020	155	160
Colfax Corp.
6.00%, 2/15/2024(a)	53	55
6.38%, 2/15/2026(a)	9	9
Novelis Corp. 6.25%, 8/15/2024(a)	20	21
Tennant Co. 5.63%, 5/1/2025	250	253

		498

Media — 1.0%
Cablevision Systems Corp. 5.88%, 9/15/2022	100	104
Clear Channel Worldwide Holdings, Inc.
Series B, 6.50%, 11/15/2022	250	255
9.25%, 2/15/2024(a)	146	156
CSC Holdings LLC
5.13%, 12/15/2021(a)	200	199
5.25%, 6/1/2024	335	338
DISH DBS Corp.
7.88%, 9/1/2019	100	101
5.13%, 5/1/2020	200	201
5.00%, 3/15/2023	250	234
Interpublic Group of Cos., Inc. (The)
3.50%, 10/1/2020	65	66
3.75%, 10/1/2021	90	92
Nexstar Broadcasting, Inc. 5.63%, 8/1/2024(a)	300	302
Sirius XM Radio, Inc.
6.00%, 7/15/2024(a)	300	308
5.38%, 7/15/2026(a)	80	81

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
TEGNA, Inc.
4.88%, 9/15/2021(a)	200	200
5.50%, 9/15/2024(a)	500	508

		3,145

Metals & Mining — 0.4%
AK Steel Corp. 7.63%, 10/1/2021	165	159
Allegheny Technologies, Inc.
5.95%, 1/15/2021	20	20
7.88%, 8/15/2023(c)	55	58
Big River Steel LLC 7.25%, 9/1/2025(a)	25	26
Cleveland-Cliffs, Inc. 5.75%, 3/1/2025	52	51
Commercial Metals Co. 4.88%, 5/15/2023	75	74
FMG Resources August 2006 Pty. Ltd. (Australia) 4.75%, 5/15/2022(a)	215	215
Freeport-McMoRan, Inc. 4.55%, 11/14/2024	520	502
Hecla Mining Co. 6.88%, 5/1/2021	45	42
Hudbay Minerals, Inc. (Canada) 7.25%, 1/15/2023(a)	50	50
Steel Dynamics, Inc. 5.25%, 4/15/2023	80	81

		1,278

Multi-Utilities — 0.5%
Ameren Corp. 2.70%, 11/15/2020	573	573
CenterPoint Energy, Inc. 3.60%, 11/1/2021	395	404
NiSource, Inc. 2.65%, 11/17/2022	10	10
Public Service Enterprise Group, Inc. 2.65%, 11/15/2022	75	75
Sempra Energy
2.40%, 3/15/2020	350	349
(ICE LIBOR USD 3 Month + 0.45%), 3.06%, 3/15/2021(b)	195	194
WEC Energy Group, Inc. 3.38%, 6/15/2021	100	101

		1,706

Oil, Gas & Consumable Fuels — 1.9%
Antero Resources Corp. 5.13%, 12/1/2022	52	51
APT Pipelines Ltd. (Australia) 3.88%, 10/11/2022(a)	813	839
Boardwalk Pipelines LP 4.95%, 12/15/2024	550	583
Brazos Valley Longhorn LLC 6.88%, 2/1/2025	39	38
Buckeye Partners LP
4.35%, 10/15/2024	50	49
4.13%, 12/1/2027	455	416
California Resources Corp. 8.00%, 12/15/2022(a)	40	28
Callon Petroleum Co. 6.13%, 10/1/2024	27	27
Canadian Natural Resources Ltd. (Canada) 2.95%, 1/15/2023	340	339
Carrizo Oil & Gas, Inc. 6.25%, 4/15/2023	42	39
Chesapeake Energy Corp.
7.00%, 10/1/2024	55	50
8.00%, 3/15/2026(a)	5	5
Crestwood Midstream Partners LP 6.25%, 4/1/2023(c)	50	50
DCP Midstream Operating LP 3.88%, 3/15/2023	80	79
Delek Logistics Partners LP 6.75%, 5/15/2025	70	70
Enbridge, Inc. (Canada) 2.90%, 7/15/2022	75	75
Energy Transfer Operating LP 5.20%, 2/1/2022	265	279
EnLink Midstream Partners LP 4.40%, 4/1/2024	95	93
EP Energy LLC 7.75%, 5/15/2026(a)	145	123
EQM Midstream Partners LP 4.00%, 8/1/2024	500	491
EQT Corp. 2.50%, 10/1/2020	125	124
Genesis Energy LP 6.75%, 8/1/2022	50	50
Hilcorp Energy I LP 5.00%, 12/1/2024(a)	53	51
Holly Energy Partners LP 6.00%, 8/1/2024(a)	25	26
Martin Midstream Partners LP 7.25%, 2/15/2021	150	145
Matador Resources Co. 5.88%, 9/15/2026	40	40
MEG Energy Corp. (Canada) 6.50%, 1/15/2025(a)	26	25
Northern Oil and Gas, Inc. 8.50% (cash), 5/15/2023(f)	51	52
NuStar Logistics LP
6.75%, 2/1/2021	50	52
6.00%, 6/1/2026	15	15
Oasis Petroleum, Inc. 6.88%, 1/15/2023	125	120
PBF Logistics LP 6.88%, 5/15/2023	75	76
Peabody Energy Corp. 6.00%, 3/31/2022(a)	60	60
Petroleum Co. of Trinidad & Tobago Ltd. (Trinidad and Tobago) 9.75%, 8/14/2019(e)	550	542
QEP Resources, Inc. 5.25%, 5/1/2023	150	141
SemGroup Corp. 5.63%, 7/15/2022	200	198
Summit Midstream Holdings LLC 5.50%, 8/15/2022	70	68

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Sunoco Logistics Partners Operations LP 4.65%, 2/15/2022	150	156
Sunoco LP 5.50%, 2/15/2026	65	66
Targa Resources Partners LP 5.25%, 5/1/2023	210	211
TerraForm Power Operating LLC 4.25%, 1/31/2023(a)	149	144
Ultra Resources, Inc. 9.00%, 7/12/2024	180	76
Unit Corp. 6.63%, 5/15/2021	42	39
W&T Offshore, Inc. 9.75%, 11/1/2023(a)	122	120

		6,321

Paper & Forest Products — 0.0%(d)
Clearwater Paper Corp. 4.50%, 2/1/2023	150	140

Pharmaceuticals — 1.1%
Allergan Funding SCS 3.45%, 3/15/2022	300	302
Bausch Health Cos., Inc.
5.88%, 5/15/2023(a)	124	124
7.00%, 3/15/2024(a)	130	136
5.50%, 11/1/2025(a)	225	226
7.00%, 1/15/2028(a)	27	27
Bristol-Myers Squibb Co. 2.90%, 7/26/2024(a)	585	593
Elanco Animal Health, Inc. 3.91%, 8/27/2021(a)	75	76
EMD Finance LLC (Germany)
2.40%, 3/19/2020(a)	150	150
2.95%, 3/19/2022(a)	150	150
Mylan NV 2.50%, 6/7/2019	110	110
Shire Acquisitions Investments Ireland DAC
2.40%, 9/23/2021	1,100	1,090
2.88%, 9/23/2023	155	154
Zoetis, Inc.
(ICE LIBOR USD 3 Month + 0.44%), 2.96%, 8/20/2021(b)	185	183
3.25%, 8/20/2021	240	243

		3,564

Road & Rail — 0.5%
Avolon Holdings Funding Ltd. (Ireland) 3.95%, 7/1/2024(a)	305	303
Hertz Corp. (The) 7.38%, 1/15/2021	285	284
JB Hunt Transport Services, Inc. 3.88%, 3/1/2026	400	411
Park Aerospace Holdings Ltd. (Ireland) 5.25%, 8/15/2022(a)	570	593
Ryder System, Inc. 3.50%, 6/1/2021	15	15

		1,606

Semiconductors & Semiconductor Equipment — 0.0%(d)
Analog Devices, Inc. 2.50%, 12/5/2021	75	75

Specialty Retail — 0.1%
Group 1 Automotive, Inc. 5.25%, 12/15/2023(a)	200	203

Technology Hardware, Storage & Peripherals — 0.2%
EMC Corp. 3.38%, 6/1/2023	500	486
Western Digital Corp. 4.75%, 2/15/2026	200	189
Xerox Corp. 4.12%, 3/15/2023(c)	65	64

		739

Thrifts & Mortgage Finance — 0.7%
BPCE SA (France)
2.75%, 1/11/2023(a)	420	418
(ICE LIBOR USD 3 Month + 1.24%), 3.84%, 9/12/2023(a)(b)	250	250
Ladder Capital Finance Holdings LLLP 5.25%, 3/15/2022(a)	210	210
Nationstar Mortgage LLC 6.50%, 7/1/2021	525	521
Nationwide Building Society (United Kingdom) (ICE LIBOR USD 3 Month + 1.18%), 3.62%, 4/26/2023(a)(b)	875	884

		2,283

Tobacco — 0.3%
BAT Capital Corp. (United Kingdom) 2.76%, 8/15/2022	720	714
Imperial Brands Finance plc (United Kingdom) 2.95%, 7/21/2020(a)	200	200
Reynolds American, Inc. (United Kingdom) 4.00%, 6/12/2022	150	155

		1,069

Trading Companies & Distributors — 0.5%
Ahern Rentals, Inc. 7.38%, 5/15/2023(a)	90	79
Air Lease Corp.
3.75%, 2/1/2022	419	427
2.63%, 7/1/2022	485	480
3.00%, 9/15/2023	470	467
United Rentals North America, Inc. 6.50%, 12/15/2026	260	276

		1,729

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Wireless Telecommunication Services — 0.4%
Hughes Satellite Systems Corp. 7.63%, 6/15/2021	50	53
Sprint Communications, Inc. 6.00%, 11/15/2022	175	179
Sprint Corp.
7.25%, 9/15/2021	250	263
7.63%, 3/1/2026	280	297
T-Mobile US, Inc. 4.50%, 2/1/2026‡	78	—
T-Mobile USA, Inc.
6.50%, 1/15/2024‡	100	—
4.50%, 2/1/2026	78	77
4.75%, 2/1/2028	78	77
4.75%, 2/1/2028‡	78	—
Vodafone Group plc (United Kingdom)
3.75%, 1/16/2024	75	77
4.13%, 5/30/2025	135	140

		1,163

TOTAL CORPORATE BONDS (Cost $114,334)		115,655

U.S. TREASURY OBLIGATIONS — 27.1%
U.S. Treasury Notes
2.25%, 3/31/2021	85	86
2.25%, 4/30/2021	27,400	27,550
2.88%, 10/15/2021	2,920	2,984
2.88%, 11/15/2021	9,150	9,358
2.63%, 12/15/2021	3,665	3,732
2.13%, 5/15/2022	24,155	24,319
1.75%, 1/31/2023	3,845	3,823
2.13%, 3/31/2024	550	555
2.25%, 4/30/2024	15,300	15,528

TOTAL U.S. TREASURY OBLIGATIONS (Cost $86,991)		87,935

COLLATERALIZED MORTGAGE OBLIGATIONS — 16.8%
Alternative Loan Trust
Series 2004-25CB, Class A1, 6.00%, 12/25/2034	314	318
Series 2005-80CB, Class 5A1, 6.00%, 2/25/2036	300	304
Angel Oak Mortgage Trust I LLC Series 2018-2, Class A1, 3.67%, 7/27/2048(a)(g)	381	387
Angel Oak Mortgage Trust LLC
Series 2019-3, Class A1, 2.93%, 5/25/2059(a)(g)	2,000	2,000
Series 2019-3, Class B1, 4.10%, 5/25/2059‡(a)(g)	1,000	1,000
Arroyo Mortgage Trust
Series 2019-1, Class A1, 3.80%, 1/25/2049(a)(g)	384	391
Series 2019-2, Class A3, 3.80%, 4/25/2049(a)(g)	1,000	1,005
CHL Mortgage Pass-Through Trust
Series 2005-J2, Class 3A8, 5.50%, 8/25/2035	981	861
Series 2006-HYB2, Class 2A1B, 4.22%, 4/20/2036(g)	237	220
CIM Trust Series 2019-INV2, Class A11, 3.43%, 5/25/2049(a)(g)	1,000	1,000
Civic Mortgage LLC Series 2018-2, Class A1, 4.35%, 11/25/2022(a)(c)	345	345
COLT Mortgage Loan Trust Series 2018-4, Class A1, 4.01%, 12/28/2048(a)(g)	846	860
Connecticut Avenue Securities Trust Series 2019-R02, Class 1M2, 4.73%, 8/25/2031‡(a)(g)	600	605
Deephaven Residential Mortgage Trust Series 2017-3A, Class B2, 6.25%, 10/25/2047(a)(g)	1,000	1,013
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-3, Class 2A1, 3.18%, 10/25/2047(g)	1,098	1,040
FHLMC 4/25/2026(a)(g)	1,000	1,000
FHLMC REMIC
Series 4533, Class KA, 3.00%, 11/15/2026	592	608
Series 3703, Class DY, 4.00%, 8/15/2030	299	313
Series 3036, Class NE, 5.00%, 9/15/2035	253	278
Series 3294, Class NE, 5.50%, 3/15/2037	425	477
Series 4284, Class EJ, 3.00%, 10/15/2038	264	268
Series 3820, Class GJ, 3.50%, 12/15/2039	171	175
Series 3904, Class EC, 2.00%, 8/15/2040	112	112
Series 3966, Class AG, 3.00%, 10/15/2040	2,104	2,128
Series 4091, Class TA, 3.00%, 5/15/2041	170	174
Series 4048, Class CA, 2.00%, 9/15/2041	485	486
Series 4454, Class B, 3.00%, 10/15/2041	92	94
Series 4467, Class DA, 3.00%, 11/15/2041	353	357
Series 4239, Class LD, 3.00%, 8/15/2043	166	170
Series 4480, Class QA, 3.00%, 11/15/2043	205	209
Series 4711, Class HA, 3.00%, 12/15/2043	135	138
Series 4623, Class EB, 2.50%, 12/15/2044	393	393
Series 4681, Class SD, IF, IO, 3.71%, 5/15/2047(g)	921	172

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FHLMC STRIPS
Series 306, Class 250, 2.50%, 5/15/2028	203	204
Series 342, Class S7, IF, IO, 3.67%, 2/15/2045(g)	4,208	774
FHLMC Structured Agency Credit Risk Debt Notes
Series 2017-DNA3, Class M1, 3.18%, 3/25/2030(g)	222	222
Series 2017-DNA3, Class M2, 4.93%, 3/25/2030(g)	250	256
Series 2018-HQA1, Class M2, 4.73%, 9/25/2030(g)	400	403
FNMA REMIC
Series 2013-40, Class VA, 3.50%, 5/25/2026	1,114	1,153
Series 2014-3, Class AM, 2.50%, 1/25/2032	2,516	2,515
Series 2013-67, Class VB, 4.00%, 6/25/2032	400	422
Series 2013-55, Class AI, IO, 3.00%, 6/25/2033	2,602	318
Series 2015-80, Class CA, 3.00%, 4/25/2040	816	830
Series 2014-84, Class KA, 3.00%, 11/25/2040	868	885
Series 2013-81, Class AE, 3.50%, 2/25/2041	1,019	1,047
Series 2016-11, Class LA, 3.50%, 5/25/2042	2,802	2,887
Series 2015-55, Class QA, 3.50%, 10/25/2042	362	372
Series 2018-18, Class P, 3.50%, 4/25/2043	1,773	1,822
Series 2015-2, Class PA, 2.25%, 3/25/2044	236	236
Series 2014-75, Class JA, 3.00%, 10/25/2044	573	586
Series 2016-63, Class JA, 2.50%, 12/25/2044	470	478
Series 2017-14, Class DA, 3.00%, 2/25/2045	1,248	1,270
Series 2015-54, Class FA, 2.78%, 7/25/2045(g)	143	142
Series 2016-40, Class FA, 3.08%, 7/25/2046(g)	42	42
Series 2016-74, Class GS, IF, IO, 3.57%, 10/25/2046(g)	3,790	790
Series 2017-13, Class AS, IF, IO, 3.62%, 2/25/2047(g)	933	192
Series 2017-47, Class ST, IF, IO, 3.67%, 6/25/2047(g)	881	190
Series 2017-69, Class SH, IF, IO, 3.77%, 9/25/2047(g)	942	192
Series 2019-17, Class GB, 4.00%, 10/25/2047	1,924	2,022
Series 2018-27, Class SE, IF, IO, 3.77%, 5/25/2048(g)	1,814	369
Series 2017-46, Class LB, 3.50%, 12/25/2052	769	793
Series 2017-49, Class JA, 4.00%, 7/25/2053	2,673	2,789
Series 2017-96, Class KA, 3.00%, 1/25/2055	810	823
GNMA
Series 2013-180, Class VM, 3.00%, 8/16/2036	1,000	1,020
Series 2010-101, Class LE, 3.00%, 8/20/2039	199	200
Series 2010-166, Class SD, IF, IO, 3.58%, 12/20/2040(g)	1,507	267
Series 2012-39, Class MI, IO, 4.00%, 3/16/2042	588	120
Series 2016-108, Class SM, IF, IO, 3.66%, 8/20/2046(g)	1,644	326
Series 2016-146, Class NS, IF, IO, 3.66%, 10/20/2046(g)	2,132	427
Series 2017-80, Class AS, IF, IO, 3.76%, 5/20/2047(g)	2,232	400
Series 2017-93, Class SE, IF, IO, 3.76%, 6/20/2047(g)	2,299	423
Series 2017-117, Class SB, IF, IO, 3.76%, 8/20/2047(g)	1,311	286
Series 2017-134, Class SD, IF, IO, 3.76%, 9/20/2047(g)	2,062	415
Series 2017-155, Class KS, IF, IO, 3.76%, 10/20/2047(g)	2,237	412
Series 2017-180, Class SD, IF, IO, 3.76%, 12/20/2047(g)	2,284	428
Series 2018-36, Class SG, IF, IO, 3.76%, 3/20/2048(g)	1,840	369
Homeward Opportunities Fund I Trust Series 2019-1, Class A1, 3.45%, 1/25/2059(a)(g)	973	983
New Residential Mortgage Loan Trust
Series 2018-NQM1, Class A1, 3.99%, 11/25/2048(a)(g)	887	914
Series 2019-NQM1, Class A1, 3.67%, 1/25/2049(a)(g)	649	659
RALI Trust Series 2003-QS12, Class A4, 3.35%, 6/25/2018	18	18
Spruce Hill Mortgage Loan Trust
Series 2019-SH1, Class A1, 3.40%, 4/29/2049(a)(g)	1,000	1,000
Series 2019-SH1, Class A3, 3.65%, 4/29/2049(a)(g)	500	500
Verus Securitization Trust
Series 2019-1, Class A1, 3.84%, 2/25/2059(a)(g)	505	514
Series 2019-2, Class A1, 3.21%, 4/25/2059(a)(g)	680	680
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR5, Class A6, 4.37%, 5/25/2035(g)	204	208

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $53,493)		54,494

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — 9.8%
Ashford Hospitality Trust Series 2018-KEYS, Class B, 3.74%, 5/15/2035(a)(g)	600	601
BHMS Series 2018-ATLS, Class A, 3.69%, 7/15/2035(a)(g)	500	499
BX Commercial Mortgage Trust Series 2018-IND, Class E, 4.14%, 11/15/2035(a)(g)	1,265	1,267
BXMT Ltd.
Series 2017-FL1, Class B, 3.93%, 6/15/2035‡(a)(g)	500	500
Series 2017-FL1, Class D, 5.13%, 6/15/2035‡(a)(g)	300	301
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class E, 4.59%, 12/15/2037(a)(g)	200	201
CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class C, 3.49%, 7/15/2032‡(a)(g)	400	399
Citigroup Commercial Mortgage Trust Series 2019-SMRT, Class D, 4.74%, 1/10/2024‡(a)(g)	400	421
Commercial Mortgage Trust
Series 2015-CR23, Class CME, 3.68%, 5/10/2048‡(a)(g)	477	475
Series 2015-LC21, Class D, 4.30%, 7/10/2048(g)	1,000	972
Core Industrial Trust
Series 2015-CALW, Class B, 3.25%, 2/10/2034‡(a)	200	203
Series 2015-TEXW, Class B, 3.33%, 2/10/2034‡(a)	200	204
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class B, 5/15/2036‡(a)(g)	1,200	1,192
Series 2019-ICE4, Class D, 5/15/2036(a)(g)	1,000	1,000
CSMC Trust Series 2015-GLPB, Class C, 3.81%, 11/15/2034‡(a)(g)	200	206
DBGS Mortgage Trust Series 2018-5BP, Class D, 3.79%, 6/15/2033‡(a)(g)	300	299
DBUBS Mortgage Trust Series 2011-LC1A, Class C, 5.70%, 11/10/2046(a)(g)	245	256
FHLMC Multifamily Structured Pass-Through Certificates
Series K018, Class X1, IO, 1.34%, 1/25/2022(g)	5,672	157
Series K721, Class X3, IO, 1.30%, 9/25/2022(g)	6,071	242
Series K027, Class X1, IO, 0.77%, 1/25/2023(g)	10,898	255
Series K033, Class X1, IO, 0.30%, 7/25/2023(g)	52,707	617
Series KC03, Class X1, IO, 0.49%, 11/25/2024(g)	58,500	1,482
Series K084, Class A1, 3.78%, 8/25/2028	1,287	1,375
Series K087, Class X3, IO, 2.32%, 4/25/2029(g)	2,750	493
Series K723, Class X3, IO, 1.92%, 10/25/2034(g)	7,410	555
Series K025, Class X3, IO, 1.75%, 11/25/2040(g)	3,360	190
Series K042, Class X3, IO, 1.60%, 1/25/2043(g)	6,375	499
Series K054, Class X3, IO, 1.60%, 4/25/2043(g)	3,700	340
Series K068, Class X3, IO, 2.06%, 10/25/2044(g)	3,368	481
Series K059, Class X3, IO, 1.92%, 11/25/2044(g)	5,700	690
Series K061, Class X3, IO, 1.97%, 12/25/2044(g)	2,775	351
Series K070, Class X3, IO, 2.04%, 12/25/2044(g)	2,537	365
Series K072, Class X3, IO, 2.14%, 12/25/2045(g)	1,200	184
Series K078, Class X1, IO, 0.09%, 6/25/2051(g)	49,956	529
FREMF Series 2018-KF46, Class B, 4.43%, 3/25/2028(a)(g)	450	445
FREMF Mortgage Trust
Series 2017-KF36, Class B, 5.13%, 8/25/2024(a)(g)	280	281
Series 2017-KF38, Class B, 4.98%, 9/25/2024(a)(g)	224	224
Series 2017-KF39, Class B, 4.98%, 11/25/2024(a)(g)	233	234
Series 2018-KF42, Class B, 4.68%, 12/25/2024(a)(g)	291	292
Series 2018-KF53, Class B, 4.53%, 10/25/2025(g)	1,444	1,440
Series 2010-K8, Class B, 5.28%, 9/25/2043(a)(g)	1,050	1,074
Series 2011-K15, Class B, 4.95%, 8/25/2044(a)(g)	135	141
Series 2012-K17, Class B, 4.33%, 12/25/2044(a)(g)	280	292

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2012-K18, Class B, 4.26%, 1/25/2045(a)(g)	385	400
Series 2012-K19, Class B, 4.03%, 5/25/2045(a)(g)	300	311
Series 2012-K21, Class B, 3.94%, 7/25/2045(a)(g)	530	549
Series 2012-K22, Class B, 3.69%, 8/25/2045(a)(g)	190	196
Series 2011-K12, Class B, 4.34%, 1/25/2046(a)(g)	500	511
Series 2011-K14, Class B, 5.18%, 2/25/2047(a)(g)	1,100	1,148
Series 2014-K716, Class B, 3.95%, 8/25/2047(a)(g)	250	256
Series 2011-K13, Class B, 4.61%, 1/25/2048(a)(g)	600	617
Series 2011-K11, Class B, 4.42%, 12/25/2048(a)(g)	305	312
Series 2017-K729, Class B, 3.67%, 11/25/2049(a)(g)	200	203
GNMA
Series 2015-115, IO, 0.56%, 7/16/2057(g)	2,935	129
Series 2017-54, IO, 0.65%, 12/16/2058(g)	18,395	1,088
Series 2017-23, IO, 0.73%, 5/16/2059(g)	3,628	226
GPMT Ltd. (Cayman Islands) Series 2018-FL1, Class A, 3.34%, 11/21/2035(a)(g)	297	297
GRACE Mortgage Trust Series 2014-GRCE, Class B, 3.52%, 6/10/2028(a)	500	506
JP Morgan Chase Commercial Mortgage Securities Trust Series 2004-CBX, Class C, 5.07%, 1/12/2037(g)	106	106
KNDL Mortgage Trust Series 2019-KNSQ, Class A, 3.30%, 5/15/2036(a)(g)	950	950
LB-UBS Commercial Mortgage Trust Series 2007-C6, Class AJ, 6.28%, 7/15/2040(g)	300	301
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15, Class C, 4.91%, 4/15/2047(g)	300	318
Morgan Stanley Capital I Trust Series 2018-SUN, Class B, 3.64%, 7/15/2035‡(a)(g)	250	250
Nationslink Funding Corp. Series 1999-LTL1, Class E, 5.00%, 1/22/2026‡(a)	500	512
WFRBS Commercial Mortgage Trust	150	154
Series 2013-C11, Class B, 3.71%, 3/15/2045‡(g)
Series 2013-C12, Class B, 3.86%, 3/15/2048(g)	150	153

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $31,533)		31,717

MORTGAGE-BACKED SECURITIES — 9.3%
FHLMC Gold Pools, 15 Year
Pool # J24740, 3.00%, 7/1/2028	107	109
Pool # G15655, 3.00%, 10/1/2028	280	285
Pool # G15561, 3.00%, 9/1/2030	1,092	1,110
FHLMC Gold Pools, 20 Year Pool # C91649, 3.00%, 4/1/2033	78	79
FHLMC Gold Pools, 30 Year Pool # G61879, 4.50%, 3/1/2047	641	675
GNMA II, 30 Year Pool # MA5653, 5.00%, 12/20/2048	2,156	2,261
UMBS, 15 Year
3.00%	23,657	24,008
Pool # AL9552, 3.50%, 8/1/2031	723	748
Pool # AS9697, 3.50%, 5/1/2032	296	306
UMBS, 20 Year
Pool # MA1446, 3.50%, 5/1/2033	393	407
Pool # MA1527, 3.00%, 8/1/2033	244	247

TOTAL MORTGAGE-BACKED SECURITIES (Cost $30,065)		30,235

ASSET-BACKED SECURITIES — 8.6%
American Credit Acceptance Receivables Trust
Series 2016-4, Class D, 4.11%, 4/12/2023(a)	600	606
Series 2017-2, Class D, 3.69%, 6/12/2023(a)	600	605
Series 2018-1, Class D, 3.93%, 4/10/2024(a)	600	608
Series 2018-2, Class E, 5.16%, 9/10/2024(a)	750	775
Series 2018-3, Class C, 3.75%, 10/15/2024(a)	500	505
Series 2018-3, Class E, 5.17%, 10/15/2024(a)	750	776

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
AmeriCredit Automobile Receivables Trust
Series 2017-2, Class D, 3.42%, 4/18/2023	160	162
Series 2017-3, Class D, 3.18%, 7/18/2023	500	506
Series 2019-1, Class C, 3.36%, 2/18/2025	750	766
Business Jet Securities LLC Series 2018-1, Class A, 4.34%, 2/15/2033(a)	149	152
Citi Held For Asset Issuance Series 2015-PM1, Class C, 5.01%, 12/15/2021‡(a)	50	50
CLUB Credit Trust
Series 2017-P2, Class A, 2.61%, 1/15/2024(a)	58	57
Series 2017-P2, Class B, 3.56%, 1/15/2024‡(a)	250	251
Series 2018-NP1, Class C, 4.74%, 5/15/2024‡(a)	1,000	1,006
Conn’s Receivables Funding LLC Series 2018-A, Class C, 6.02%, 1/15/2023‡(a)	383	386
Consumer Loan Underlying Bond Credit Trust Series 2017-P1, Class B, 3.56%, 9/15/2023(a)	442	442
Continental Airlines Pass-Through Trust Series 2012-1, Class A, 4.15%, 4/11/2024	70	73
CPS Auto Receivables Trust Series 2017-D, Class C, 3.01%, 10/17/2022(a)	500	501
CPS Auto Trust
Series 2016-D, Class D, 4.53%, 1/17/2023(a)	130	133
Series 2018-C, Class D, 4.40%, 6/17/2024(a)	500	516
Credit Acceptance Auto Loan Trust
Series 2018-3A, Class B, 3.89%, 10/15/2027(a)	350	359
Series 2018-3A, Class C, 4.04%, 12/15/2027(a)	350	359
Delta Air Lines Pass-Through Trust Series 2015-1, Class B, 4.25%, 7/30/2023	115	121
Drive Auto Receivables Trust
Series 2018-3, Class D, 4.30%, 9/16/2024	500	514
Series 2019-2, Class C, 3.42%, 6/16/2025	500	508
Series 2018-4, Class D, 4.09%, 1/15/2026	500	515
Series 2019-1, Class D, 4.09%, 6/15/2026	500	515
Series 2019-2, Class D, 3.69%, 8/17/2026	500	512
DT Auto Owner Trust
Series 2015-3A, Class D, 4.53%, 10/17/2022(a)	243	244
Series 2017-3A, Class D, 3.58%, 5/15/2023(a)	350	353
Series 2017-4A, Class D, 3.47%, 7/17/2023(a)	300	302
Series 2018-3A, Class D, 4.19%, 7/15/2024(a)	800	823
Exeter Automobile Receivables Trust Series 2018-3A, Class C, 3.71%, 6/15/2023(a)	540	550
Flagship Credit Auto Trust
Series 2018-3, Class A, 3.07%, 2/15/2023(a)	546	548
Series 2017-4, Class D, 3.58%, 1/15/2024(a)	300	305
FREED ABS Trust
Series 2018-1, Class A, 3.61%, 7/18/2024(a)	88	88
Series 2018-1, Class B, 4.56%, 7/18/2024‡(a)	200	204
Series 2018-2, Class B, 4.61%, 10/20/2025‡(a)	500	513
Series 2019-1, Class B, 3.87%, 6/18/2026(a)	1,000	1,010
GLS Auto Receivables Trust
Series 2018-1A, Class B, 3.52%, 8/15/2023(a)	500	504
Series 2018-2A, Class C, 4.17%, 4/15/2024(a)	300	307
LendingClub Issuance Trust Series 2016-NP2, Class B, 6.00%, 1/17/2023‡(a)	25	25
Lendmark Funding Trust
Series 2017-2A, Class A, 2.80%, 5/20/2026(a)	250	249
Series 2017-2A, Class B, 3.38%, 5/20/2026‡(a)	400	402
Series 2017-2A, Class C, 4.33%, 5/20/2026‡(a)	150	152
Marlette Funding Trust
Series 2017-3A, Class A, 2.36%, 12/15/2024(a)	32	32
Series 2017-3A, Class B, 3.01%, 12/15/2024(a)	250	250
Series 2017-3A, Class C, 4.01%, 12/15/2024‡(a)	200	201
MFA LLC
Series 2017-NPL1, Class A1, 3.35%, 11/25/2047‡(a)(c)	378	381
Series 2018-NPL1, Class A1, 3.88%, 5/25/2048‡(a)(c)	457	461
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-SD1, Class A, 3.23%, 8/25/2034‡(g)	743	747
Oak Hill Advisors Residential Loan Trust Series 2017-NPL2, Class A1, 3.00%, 7/25/2057(a)(c)	174	174
Prestige Auto Receivables Trust
Series 2017-1A, Class E, 4.89%, 5/15/2024(a)	1,000	1,029
Series 2018-1A, Class C, 3.75%, 10/15/2024(a)	500	514
Series 2018-1A, Class D, 4.14%, 10/15/2024(a)	500	517

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pretium Mortgage Credit Partners I LLC Series 2018-NPL3, Class A1, 4.12%, 8/25/2033‡(a)(c)	448	449
Prosper Marketplace Issuance Trust Series 2017-3A, Class B, 3.36%, 11/15/2023‡(a)	288	288
Santander Drive Auto Receivables Trust Series 2018-4, Class D, 3.98%, 12/15/2025	500	514
SoFi Consumer Loan Program LLC
Series 2017-6, Class B, 3.52%, 11/25/2026‡(a)	192	195
Series 2017-6, Class C, 4.02%, 11/25/2026‡(a)	300	305
Springleaf Funding Trust Series 2016-AA, Class B, 3.80%, 11/15/2029(a)	500	503
United Airlines Pass-Through Trust
Series 2016-2, Class B, 3.65%, 10/7/2025	26	26
Series 2019-1, Class AA, 4.15%, 8/25/2031	350	370
US Airways Pass-Through Trust Series 2012-2, Class A, 4.63%, 6/3/2025	98	104
Vericrest Opportunity Loan Trust Series 2019-NPL3, Class A2, 6.17%, 3/25/2049‡(a)(c)	600	605
Veros Automobile Receivables Trust Series 2017-1, Class A, 2.84%, 4/17/2023(a)	42	42
VOLT LXXV LLC Series 2019-NPL1, Class A1A, 4.34%, 1/25/2049‡(a)(c)	551	556
Westlake Automobile Receivables Trust
Series 2016-2A, Class D, 4.10%, 6/15/2021(a)	500	502
Series 2018-3A, Class D, 4.00%, 10/16/2023(a)	500	513

TOTAL ASSET-BACKED SECURITIES (Cost $27,773)		28,136

FOREIGN GOVERNMENT SECURITIES — 1.2%
Arab Republic of Egypt (Egypt) 5.88%, 6/11/2025(e)	200	194
Federal Democratic Republic of Ethiopia (Ethiopia) 6.63%, 12/11/2024(e)	200	202
Federal Republic of Nigeria (Nigeria) 6.38%, 7/12/2023(e)	400	410
Gabonese Republic (Gabon) 6.38%, 12/12/2024(e)	400	381
Instituto Costarricense de Electricidad (Costa Rica) 6.95%, 11/10/2021(e)	200	201
Provincia de Buenos Aires (Argentina)
5.75%, 6/15/2019(e)	200	200
10.88%, 1/26/2021(e)	200	182
Republic of Cote d’Ivoire (Ivory Coast) 5.38%, 7/23/2024(e)	400	386
Republic of Ecuador (Ecuador) 7.95%, 6/20/2024(e)	320	323
Republic of El Salvador (El Salvador) 7.38%, 12/1/2019(e)	350	353
Republic of Kenya (Kenya) 6.88%, 6/24/2024(e)	400	407
Republic of Lebanon (Lebanon) 6.65%, 4/22/2024(e)	350	284
Republic of Sri Lanka (Sri Lanka) 6.85%, 3/14/2024(a)	320	319
Republic of Ukraine (Ukraine)
7.75%, 9/1/2019(e)	100	100
7.75%, 9/1/2020(e)	100	101

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $4,052)		4,043

	Shares (000)
SHORT-TERM INVESTMENTS — 4.6%
INVESTMENT COMPANIES — 3.2%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.27%(h)(i)(Cost $10,513)	10,513	10,513

	Principal Amount ($000)
U.S. TREASURY OBLIGATIONS — 1.4%
U.S. Treasury Bills
2.41%, 10/31/2019(j)(k)	443	439
2.49%, 2/27/2020(j)	205	202
2.35%, 4/23/2020(j)	3,780	3,705

		Value ($000)
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,341)		4,346

TOTAL SHORT-TERM INVESTMENTS (Cost $14,854)		14,859

Total Investments — 113.0% (Cost $363,095)		367,074
Liabilities in Excess of Other Assets — (13.0%)		(42,264)

Net Assets — 100.0%		324,810

Percentages indicated are based on net assets.

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Abbreviations

ABS	Asset-backed securities
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2019. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2019.
(c)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2019.
(d)	Amount rounds to less than 0.1% of net assets.
(e)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(f)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2019.
(h)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(i)	The rate shown is the current yield as of May 31, 2019.
(j)	The rate shown is the effective yield as of May 31, 2019.
(k)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
‡	Value determined using significant unobservable inputs.

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Futures contracts outstanding as of May 31, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	104	09/2019	USD	22,328	105
U.S. Treasury 5 Year Note	17	09/2019	USD	1,996	— (a)
U.S. Treasury 10 Year Ultra Note	4	09/2019	USD	547	8
U.S. Treasury Long Bond	1	09/2019	USD	154	3
U.S. Treasury Ultra Bond	1	09/2019	USD	176	6

					122

Short Contracts
U.S. Treasury 10 Year Note	(97)	09/2019	USD	(12,299)	(139)
U.S. Treasury 10 Year Ultra Note	(53)	09/2019	USD	(7,241)	(113)

					(252)

					(130)

Abbreviations

USD	United States Dollar
(a)	Amount rounds to less than one thousand.

Centrally Cleared Interest rate swap contracts outstanding as of May 31, 2019 (amounts in thousands):

Floating Rate Index(a)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount	Upfront Payments(Receipts) ($)	Value and Unrealized Appreciation (Depreciation) ($)
3 month LIBOR quarterly	2.17 semi-annually	Receive	6/15/2021	USD 21,530	—	(111)

					—	(111)

Abbreviations
LIBOR	London Interbank Offered Rate
USD	United States Dollar

(a)	Value of floating rate index at May 31, 2019 was 2.50%.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2019.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$20,958	$7,178		$28,136
Collateralized Mortgage Obligations	—	52,889	1,605		54,494
Commercial Mortgage-Backed Securities	—	26,601	5,116		31,717
Corporate Bonds
Wireless Telecommunication Services	—	1,163	—	(a)	1,163
Other Corporate Bonds	—	114,492	—		114,492

Total Corporate Bonds	—	115,655	—	(a)	115,655

Foreign Government Securities	—	4,043	—		4,043
Mortgage-Backed Securities	—	30,235	—		30,235
U.S. Treasury Obligations	—	87,935	—		87,935
Short-Term Investments
Investment Companies	10,513	—	—		10,513
U.S. Treasury Obligations	—	4,346	—		4,346

Short-Term Investments	10,513	4,346	—		14,859

Total Investments in Securities	$10,513	$342,662	$13,899		$367,074

Appreciation in Other Financial Instruments
Futures Contracts	$122	$—	$—		$122

Depreciation in Other Financial Instruments
Futures Contracts	$(252)	$—	$—		$(252)
Swaps	—	(111)	—		(111)

Total Depreciation in Other Financial Instruments	$(252)	$(111)	$—		$(363)

(a)	Value is zero.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

Short Duration Core Plus Fund	Balance as of February 28, 2019		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2019
Investments in Securities
Asset-Backed Securities	$5,028		$1	$63	$—	(a)	$2,629	$(1,259)	$896	(180)	$7,178
Collateralized Mortgage Obligations	—		—	5	—		1,600	—	0	—	1,605
Commercial Mortgage-Backed Securities	4,199		—	31	—	(a)	1,199	—	1132	(1,445)	5,116
Corporate Bonds-Wireless Telecommunication Services	—	(b)	—	—	—		—	—	—	—	—	(b)

Total	$9,227		$1	$99	$—	(a)	$5,428	$(1,259)	$2,028	$(1,625)	$13,899

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.
(b)	Value is zero.

The change in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2019, which were valued using significant unobservable inputs (level 3) amounted to approximately $99,000.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended May 31, 2019.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at May 31, 2019	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
	$7,178	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 44.00% (19.58%)
			Constan Default Rate	0.00% - 1.68% (0.17%)
			Yield (Discount Rate of Cash Flows)	2.82% - 5.86% (3.81%)

Asset-Backed Securities	7,178

	3,123	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	2.59% - 4.09% (3.37%)

Commercial Mortgage-Backed Securities	3,123

Total	$10,301

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At May 31, 2019, the value of these investments was approximately $3,598,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended May 31, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2019	Shares at May 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.27%(a)(b)	$7,481	$144,334	$141,302	$—	$—	$10,513	10,513	$48	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2019.

C. Derivatives — The Fund used derivative instruments including futures and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Swaps — The Fund engaged in various swap transactions, including interest rate swaps to manage interest rate (e.g., duration, yield curve) risk, within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, non-deliverable forward foreign currency exchange contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A, an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over-the-counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for OTC Swaps.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

JPMorgan Short Duration Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Interest Rate Swaps

The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically based on a fixed interest rate.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
LONG POSITIONS — 99.8%
CORPORATE BONDS — 29.2%
Aerospace & Defense — 0.3%
Arconic, Inc. 5.90%, 2/1/2027	2,937	3,099
Bombardier, Inc. (Canada)
7.50%, 3/15/2025(a)	4,080	3,957
7.88%, 4/15/2027(a)	3,343	3,208
BWX Technologies, Inc. 5.38%, 7/15/2026(a)	570	581
TransDigm, Inc. 6.25%, 3/15/2026(a)	7,440	7,589
Triumph Group, Inc.
4.88%, 4/1/2021	1,866	1,829
7.75%, 8/15/2025	2,385	2,307
United Technologies Corp. (ICE LIBOR USD 3 Month + 0.65%), 3.17%, 8/16/2021(b)	10,260	10,266

		32,836

Air Freight & Logistics — 0.0%(c)
XPO Logistics, Inc.
6.50%, 6/15/2022(a)	2,876	2,917
6.13%, 9/1/2023(a)	3,444	3,469

		6,386

Airlines — 0.0%(c)
American Airlines Group, Inc. 5.00%, 6/1/2022(a)	1,070	1,082

Auto Components — 0.4%
Adient Global Holdings Ltd. 4.88%, 8/15/2026(a)	4,960	3,683
Adient US LLC 7.00%, 5/15/2026(a)	2,145	2,129
Allison Transmission, Inc.
4.75%, 10/1/2027(a)	500	480
5.88%, 6/1/2029(a)	1,065	1,074
American Axle & Manufacturing, Inc.
6.63%, 10/15/2022	275	278
6.25%, 4/1/2025	7,427	7,156
6.25%, 3/15/2026	2,810	2,669
6.50%, 4/1/2027	2,170	2,051
Cooper-Standard Automotive, Inc. 5.63%, 11/15/2026(a)	5,947	5,114
Dana Financing Luxembourg SARL 6.50%, 6/1/2026(a)	6,030	6,226
Dana, Inc. 6.00%, 9/15/2023	859	874
Delphi Technologies plc 5.00%, 10/1/2025(a)	6,336	5,386
Icahn Enterprises LP
6.00%, 8/1/2020	1,500	1,500
6.25%, 2/1/2022	1,405	1,431
IHO Verwaltungs GmbH (Germany) 4.50% (cash), 9/15/2023(a)(d)	2,400	2,461
Panther BF Aggregator 2 LP 6.25%, 5/15/2026(a)	1,030	1,051
Tenneco, Inc.
5.38%, 12/15/2024	2,705	2,310
5.00%, 7/15/2026	144	109

		45,982

Automobiles — 2.1%
BMW US Capital LLC (Germany)
(ICE LIBOR USD 3 Month + 0.50%), 3.04%, 8/13/2021(a)(b)	31,530	31,618
(ICE LIBOR USD 3 Month + 0.53%), 3.12%, 4/14/2022(a)(b)	12,730	12,720
Daimler Finance North America LLC (Germany)
(ICE LIBOR USD 3 Month + 0.55%), 3.12%, 5/4/2021(a)(b)	58,500	58,495
(ICE LIBOR USD 3 Month + 0.67%), 3.24%, 11/5/2021(a)(b)	10,000	10,017
General Motors Co. (ICE LIBOR USD 3 Month + 0.90%), 3.50%, 9/10/2021(b)	28,420	28,392
Hyundai Capital America (ICE LIBOR USD 3 Month + 0.94%), 3.53%, 7/8/2021(a)(b)	59,733	59,741
Nissan Motor Acceptance Corp. (ICE LIBOR USD 3 Month + 0.63%), 3.24%, 9/21/2021(a)(b)	19,750	19,678
Volkswagen Group of America Finance LLC (Germany)
(ICE LIBOR USD 3 Month + 0.77%), 3.31%, 11/13/2020(a)(b)	16,750	16,806
(ICE LIBOR USD 3 Month + 0.94%), 3.48%, 11/12/2021(a)(b)	23,950	24,087

		261,554

Banks — 6.5%
ABN AMRO Bank NV (Netherlands) (ICE LIBOR USD 3 Month + 0.57%), 3.09%, 8/27/2021(a)(b)	15,820	15,873
Australia & New Zealand Banking Group Ltd. (Australia) (ICE LIBOR USD 3 Month + 0.71%), 3.23%, 5/19/2022(a)(b)	21,730	21,842
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.65%), 3.25%, 6/25/2022(b)	56,325	56,458
(ICE LIBOR USD 3 Month + 1.00%), 3.58%, 4/24/2023(b)	18,667	18,805

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Bank of Montreal (Canada) (ICE LIBOR USD 3 Month + 0.57%), 3.18%, 3/26/2022(b)	33,020	33,123
Barclays plc (United Kingdom)
(ICE LIBOR USD 3 Month + 2.11%), 4.66%, 8/10/2021(b)	50,595	51,794
(ICE LIBOR USD 3 Month + 1.43%), 3.95%, 2/15/2023(b)	15,950	15,790
Capital One NA (ICE LIBOR USD 3 Month + 1.15%), 3.73%, 1/30/2023(b)	9,565	9,654
Citibank NA
(ICE LIBOR USD 3 Month + 0.53%), 3.05%, 2/19/2022(b)	16,100	16,101
(ICE LIBOR USD 3 Month + 0.60%), 3.12%, 5/20/2022(b)	24,210	24,220
Citigroup, Inc.
Series N, (ICE LIBOR USD 3 Month + 4.09%), 5.80%, 11/15/2019(b)(e)(f)	1,980	1,995
Series O, (ICE LIBOR USD 3 Month + 4.06%), 5.87%, 3/27/2020(b)(e)(f)	1,280	1,294
(ICE LIBOR USD 3 Month + 1.19%), 3.77%, 8/2/2021(b)	39,662	40,228
(ICE LIBOR USD 3 Month + 0.96%), 3.54%, 4/25/2022(b)	3,768	3,799
(ICE LIBOR USD 3 Month + 1.43%), 4.06%, 9/1/2023(b)	12,604	12,820
Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 5/15/2025(b)(e)(f)	505	522
Citizens Bank NA (ICE LIBOR USD 3 Month + 0.72%), 3.25%, 2/14/2022(b)	5,700	5,717
Credit Agricole Corporate & Investment Bank SA (France) (ICE LIBOR USD 3 Month + 0.63%, 0.63% Floor), 3.22%, 10/3/2021(b)	15,850	15,870
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.60%), 3.12%, 5/18/2021(b)	30,880	30,895
(ICE LIBOR USD 3 Month + 1.66%), 4.18%, 5/25/2021(b)	8,460	8,647
(ICE LIBOR USD 3 Month + 0.65%), 3.25%, 9/11/2021(b)	24,640	24,677
(ICE LIBOR USD 3 Month + 1.50%), 4.10%, 1/5/2022(b)	17,320	17,668
Industrial & Commercial Bank of China Ltd. (China) (ICE LIBOR USD 3 Month + 0.75%), 3.27%, 2/21/2020(b)(g)	6,070	6,073
Lloyds Bank plc (United Kingdom) (ICE LIBOR USD 3 Month + 0.49%), 3.06%, 5/7/2021(b)	20,380	20,370
Lloyds Banking Group plc (United Kingdom) (ICE LIBOR USD 3 Month + 0.80%), 3.41%, 6/21/2021(b)	2,100	2,103
Mitsubishi UFJ Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 0.65%), 3.24%, 7/26/2021(b)	31,420	31,537
(ICE LIBOR USD 3 Month + 0.70%), 3.31%, 3/7/2022(b)	16,710	16,767
(ICE LIBOR USD 3 Month + 0.79%), 3.37%, 7/25/2022(b)	8,200	8,233
Mizuho Financial Group, Inc. (Japan) (ICE LIBOR USD 3 Month + 1.14%), 3.75%, 9/13/2021(b)	45,940	46,524
National Australia Bank Ltd. (Australia)
(ICE LIBOR USD 3 Month + 0.58%), 3.21%, 9/20/2021(a)(b)	17,260	17,323
(ICE LIBOR USD 3 Month + 0.71%), 3.28%, 11/4/2021(a)(b)	20,450	20,583
Santander UK plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.62%), 3.25%, 6/1/2021(b)	26,760	26,745
(ICE LIBOR USD 3 Month + 0.66%), 3.18%, 11/15/2021(b)	18,360	18,408
Standard Chartered plc (United Kingdom) (ICE LIBOR USD 3 Month + 1.15%), 3.74%, 1/20/2023(a)(b)	7,850	7,835
Sumitomo Mitsui Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 1.11%), 3.71%, 7/14/2021(b)	5,076	5,142
(ICE LIBOR USD 3 Month + 1.14%), 3.73%, 10/19/2021(b)	27,318	27,719
SunTrust Bank (ICE LIBOR USD 3 Month + 0.59%), 3.17%, 8/2/2022(b)	11,705	11,709
UBS Group Funding Switzerland AG (Switzerland)
(ICE LIBOR USD 3 Month + 1.78%), 4.38%, 4/14/2021(a)(b)	3,680	3,771
(ICE LIBOR USD 3 Month + 1.22%), 3.74%, 5/23/2023(a)(b)	22,215	22,405
Wells Fargo & Co. (ICE LIBOR USD 3 Month + 0.93%), 3.47%, 2/11/2022(b)	15,321	15,411
Wells Fargo Bank NA
(ICE LIBOR USD 3 Month + 0.38%), 2.90%, 5/21/2021(b)	25,440	25,435

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
(ICE LIBOR USD 3 Month + 0.50%), 3.09%, 7/23/2021(b)	39,660	39,710
(ICE LIBOR USD 3 Month + 0.62%), 3.14%, 5/27/2022(b)	20,160	20,175

		821,770

Building Products — 0.1%
American Woodmark Corp. 4.88%, 3/15/2026(a)	2,620	2,548
James Hardie International Finance DAC (Ireland) 4.75%, 1/15/2025(a)	1,025	1,017
JELD-WEN, Inc.
4.63%, 12/15/2025(a)	1,465	1,399
4.88%, 12/15/2027(a)	1,760	1,655
Standard Industries, Inc. 4.75%, 1/15/2028(a)	3,420	3,270

		9,889

Capital Markets — 2.0%
Deutsche Bank AG (Germany)
(ICE LIBOR USD 3 Month + 0.97%), 3.57%, 7/13/2020(b)	33,723	33,521
(ICE LIBOR USD 3 Month + 1.31%), 3.83%, 8/20/2020(b)	27,518	27,333
(ICE LIBOR USD 3 Month + 1.29%), 3.86%, 2/4/2021(b)	13,350	13,251
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.11%), 3.70%, 4/26/2022(b)	76,225	76,821
(ICE LIBOR USD 3 Month + 0.78%), 3.36%, 10/31/2022(b)	10,488	10,475
(ICE LIBOR USD 3 Month + 1.00%), 3.58%, 7/24/2023(b)	10,138	10,156
Macquarie Bank Ltd. (Australia) (ICE LIBOR USD 3 Month + 1.12%), 3.70%, 7/29/2020(a)(b)	4,000	4,043
Morgan Stanley
(ICE LIBOR USD 3 Month + 1.18%), 3.77%, 1/20/2022(b)	31,215	31,536
(ICE LIBOR USD 3 Month + 0.93%), 3.52%, 7/22/2022(b)	16,090	16,180
(ICE LIBOR USD 3 Month + 1.40%), 3.98%, 10/24/2023(b)	22,070	22,446
MSCI, Inc. 5.38%, 5/15/2027(a)	1,680	1,766
TD Ameritrade Holding Corp. (ICE LIBOR USD 3 Month + 0.43%), 3.01%, 11/1/2021(b)	7,980	7,998

		255,526

Chemicals — 0.5%
Chemours Co. (The) 6.63%, 5/15/2023	2,420	2,411
CVR Partners LP 9.25%, 6/15/2023(a)	5,965	6,144
DowDuPont, Inc. (ICE LIBOR USD 3 Month + 0.71%), 3.23%, 11/15/2020(b)	16,020	16,128
Gates Global LLC 6.00%, 7/15/2022(a)	2,544	2,528
GCP Applied Technologies, Inc. 5.50%, 4/15/2026(a)	1,970	1,975
Huntsman International LLC 5.13%, 11/15/2022	4,042	4,219
INEOS Group Holdings SA (Luxembourg) 5.63%, 8/1/2024(a)	8,565	8,329
NOVA Chemicals Corp. (Canada)
4.88%, 6/1/2024(a)	2,640	2,475
5.25%, 6/1/2027(a)	2,105	1,921
Rain CII Carbon LLC 7.25%, 4/1/2025(a)	5,670	5,188
Reichhold Industries, Inc. 9.00%, 5/1/2018‡(a)(h)	5,673	—	(i)
Scotts Miracle-Gro Co. (The) 6.00%, 10/15/2023	3,995	4,130
Starfruit Finco BV (Netherlands) 8.00%, 10/1/2026(a)	2,590	2,538
Trinseo Materials Operating SCA 5.38%, 9/1/2025(a)	2,765	2,565
Venator Finance SARL 5.75%, 7/15/2025(a)	2,719	2,420

		62,971

Commercial Services & Supplies — 0.2%
Aramark Services, Inc. 5.00%, 2/1/2028(a)	1,560	1,544
Clean Harbors, Inc. 5.13%, 6/1/2021	1,780	1,782
Garda World Security Corp. (Canada) 8.75%, 5/15/2025(a)	11,475	10,959
ILFC E-Capital Trust I (USD Constant Maturity 30 Year + 1.55%, 14.50% Cap), 4.57%, 12/21/2065(a)(b)	5,960	4,291
Nielsen Finance LLC 4.50%, 10/1/2020	5,931	5,917
Prime Security Services Borrower LLC 9.25%, 5/15/2023(a)	3,205	3,357

		27,850

Communications Equipment — 0.1%
Avaya, Inc. 7.00%, 4/1/2019‡(a)(h)	4,452	—	(i)
CommScope Technologies LLC 6.00%, 6/15/2025(a)	6,732	6,110
CommScope, Inc.
6.00%, 3/1/2026(a)	2,280	2,280
8.25%, 3/1/2027(a)	2,275	2,252
Goodman Networks, Inc. 8.00%, 5/11/2022	3,383	1,624

		12,266

Construction & Engineering — 0.0%(c)
Zekelman Industries, Inc. 9.88%, 6/15/2023(a)	4,863	5,112

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Consumer Finance — 1.9%
Ally Financial, Inc.
4.13%, 2/13/2022	6,550	6,592
4.63%, 5/19/2022	3,920	3,998
3.88%, 5/21/2024	2,185	2,174
4.63%, 3/30/2025	3,362	3,438
5.75%, 11/20/2025	1,374	1,470
American Express Co.
(ICE LIBOR USD 3 Month + 0.53%), 3.05%, 5/17/2021(b)	24,720	24,785
(ICE LIBOR USD 3 Month + 0.60%), 3.17%, 11/5/2021(b)	20,040	20,133
(ICE LIBOR USD 3 Month + 0.62%), 3.14%, 5/20/2022(b)	32,480	32,504
Caterpillar Financial Services Corp. Series I, (ICE LIBOR USD 3 Month + 0.39%), 2.92%, 5/17/2021(b)	24,110	24,153
Ford Motor Credit Co. LLC
(ICE LIBOR USD 3 Month + 0.79%), 3.39%, 6/12/2020(b)	9,650	9,630
(ICE LIBOR USD 3 Month + 0.81%), 3.41%, 4/5/2021(b)	23,155	22,830
(ICE LIBOR USD 3 Month + 0.88%), 3.48%, 10/12/2021(b)	41,890	41,071
General Motors Financial Co., Inc.
(ICE LIBOR USD 3 Month + 0.85%), 3.44%, 4/9/2021(b)	26,100	26,094
(ICE LIBOR USD 3 Month + 1.10%), 3.67%, 11/6/2021(b)	13,471	13,475
Harley-Davidson Financial Services, Inc.
(ICE LIBOR USD 3 Month + 0.50%), 3.02%, 5/21/2020(a)(b)	3,853	3,853
(ICE LIBOR USD 3 Month + 0.94%), 3.56%, 3/2/2021(a)(b)	8,200	8,207
ILFC E-Capital Trust II (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%, 14.50% Cap), 4.85%, 12/21/2065(a)(b)	295	221
Springleaf Finance Corp.
7.13%, 3/15/2026	660	690
6.63%, 1/15/2028	1,128	1,142

		246,460

Containers & Packaging — 0.3%
Ardagh Packaging Finance plc (Ireland)
7.25%, 5/15/2024(a)	4,980	5,185
6.00%, 2/15/2025(a)	5,760	5,704
Berry Global Escrow Corp.
4.88%, 7/15/2026(a)	3,705	3,685
5.63%, 7/15/2027(a)	1,305	1,315
Greif, Inc. 6.50%, 3/1/2027(a)	1,665	1,674
Reynolds Group Issuer, Inc.
5.75%, 10/15/2020	19,515	19,545
6.87%, 2/15/2021(j)	1,767	1,772

		38,880

Diversified Consumer Services — 0.1%
Service Corp. International
5.38%, 5/15/2024	120	123
7.50%, 4/1/2027	8,100	9,412
5.13%, 6/1/2029	1,872	1,905

		11,440

Diversified Financial Services — 0.4%
ACE Cash Express, Inc. 12.00%, 12/15/2022(a)	2,529	2,276
AIG Global Funding (ICE LIBOR USD 3 Month + 0.46%), 3.06%, 6/25/2021(a)(b)	7,840	7,837
CNG Holdings, Inc.
9.38%, 5/15/2020(a)	11,976	11,991
12.50%, 6/15/2024(a)	4,090	3,927
Synchrony Bank (ICE LIBOR USD 3 Month + 0.63%), 3.23%, 3/30/2020(b)	31,000	31,050

		57,081

Diversified Telecommunication Services — 1.4%
Altice France SA (France)
6.25%, 5/15/2024(a)	2,666	2,703
7.38%, 5/1/2026(a)	760	742
8.13%, 2/1/2027(a)	3,409	3,405
CCO Holdings LLC
5.88%, 4/1/2024(a)	25,940	26,815
5.38%, 5/1/2025(a)	810	827
5.75%, 2/15/2026(a)	9,220	9,566
5.50%, 5/1/2026(a)	10,315	10,564
5.13%, 5/1/2027(a)	11,505	11,512
5.00%, 2/1/2028(a)	385	381
CenturyLink, Inc.
Series W, 6.75%, 12/1/2023	2,765	2,894
Series Y, 7.50%, 4/1/2024	2,745	2,930
Cincinnati Bell, Inc.
7.00%, 7/15/2024(a)	3,461	2,968
8.00%, 10/15/2025(a)	440	377
Cogent Communications Group, Inc. 5.63%, 4/15/2021(a)	8,651	8,694
Embarq Corp. 8.00%, 6/1/2036	7,013	6,505
Frontier Communications Corp.
10.50%, 9/15/2022	984	712
6.88%, 1/15/2025	3,560	2,020
11.00%, 9/15/2025	7,101	4,474
8.50%, 4/1/2026(a)	6,465	6,207
8.00%, 4/1/2027(a)	2,050	2,127

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Intelsat Jackson Holdings SA (Luxembourg)
5.50%, 8/1/2023	11,948	10,723
8.50%, 10/15/2024(a)	10,205	9,924
9.75%, 7/15/2025(a)	7,170	7,278
Level 3 Financing, Inc.
5.63%, 2/1/2023	835	838
5.38%, 1/15/2024	4,444	4,455
5.38%, 5/1/2025	2,015	2,018
Qwest Corp. 6.88%, 9/15/2033	595	595
Sprint Capital Corp. 8.75%, 3/15/2032	13,195	15,141
Telecom Italia Capital SA (Italy)
6.38%, 11/15/2033	1,870	1,800
6.00%, 9/30/2034	1,785	1,664
Telecom Italia SpA (Italy) 5.30%, 5/30/2024(a)	1,740	1,720
Virgin Media Secured Finance plc (United Kingdom) 5.25%, 1/15/2026(a)	705	702
Windstream Services LLC
9.00%, 6/30/2025(a)(h)	16,950	11,335
8.63%, 10/31/2025(a)(j)(k)	1,010	1,008

		175,624

Electric Utilities — 0.3%
Mississippi Power Co. (ICE LIBOR USD 3 Month + 0.65%), 3.26%, 3/27/2020(b)	2,450	2,450
NextEra Energy Capital Holdings, Inc. (ICE LIBOR USD 3 Month + 0.55%), 3.07%, 8/28/2021(b)	27,650	27,600
NextEra Energy Operating Partners LP
4.25%, 9/15/2024(a)	1,187	1,180
4.50%, 9/15/2027(a)	807	783
Texas Competitive Electric Holdings Co. LLC
8.50%, 5/1/2020‡(h)	62,006	21
11.50%, 10/1/2020‡(h)	5,000	20

		32,054

Electrical Equipment — 0.1%
Vertiv Group Corp. 9.25%, 10/15/2024(a)	6,645	6,545

Electronic Equipment, Instruments & Components — 0.1%
Tyco Electronics Group SA (Switzerland) (ICE LIBOR USD 3 Month + 0.45%), 3.05%, 6/5/2020(b)	8,020	8,033

Energy Equipment & Services — 0.2%
Calfrac Holdings LP (Canada) 8.50%, 6/15/2026(a)	2,145	1,555
Diamond Offshore Drilling, Inc. 7.88%, 8/15/2025	666	598
Ensco Rowan plc
5.20%, 3/15/2025	848	587
5.75%, 10/1/2044	116	68
Nabors Industries, Inc.
5.50%, 1/15/2023	475	417
5.75%, 2/1/2025	3,315	2,696
Noble Holding International Ltd. 7.88%, 2/1/2026(a)	1,472	1,273
SESI LLC 7.13%, 12/15/2021	1,553	1,157
Shelf Drilling Holdings Ltd. (United Arab Emirates) 8.25%, 2/15/2025(a)	3,388	3,255
Telford Offshore Ltd. (United Arab Emirates) Series B, 12.00% (Blend (cash 4.00% + PIK 8.00%)), 2/12/2024(d)	4,070	1,936
Transocean Guardian Ltd. 5.88%, 1/15/2024(a)	496	497
Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024(a)	1,265	1,314
Transocean Pontus Ltd. 6.13%, 8/1/2025(a)	1,941	1,963
Transocean Poseidon Ltd. 6.88%, 2/1/2027(a)	355	365
Transocean Proteus Ltd. 6.25%, 12/1/2024(a)	428	432
Transocean, Inc.
9.00%, 7/15/2023(a)	788	810
7.25%, 11/1/2025(a)	1,655	1,539
7.50%, 1/15/2026(a)	2,283	2,132
6.80%, 3/15/2038	1,829	1,321
9.35%, 12/15/2041(j)	893	788

		24,703

Entertainment — 0.1%
AMC Entertainment Holdings, Inc.
5.75%, 6/15/2025	2,170	1,972
5.88%, 11/15/2026	169	148
Ascend Learning LLC 6.88%, 8/1/2025(a)	2,250	2,244
Cinemark USA, Inc. 4.88%, 6/1/2023	3,525	3,540
Live Nation Entertainment, Inc. 4.88%, 11/1/2024(a)	1,000	1,005
Netflix, Inc.
4.88%, 4/15/2028	70	69
5.88%, 11/15/2028	3,598	3,778
5.38%, 11/15/2029(a)	1,360	1,381
Viacom, Inc.
(ICE LIBOR USD 3 Month + 3.90%), 5.87%, 2/28/2057(b)	826	817
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057(b)	474	482

		15,436

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Equity Real Estate Investment Trusts (REITs) — 0.3%
CoreCivic, Inc. 4.63%, 5/1/2023	3,980	3,910
Equinix, Inc. 5.75%, 1/1/2025	790	816
ESH Hospitality, Inc. 5.25%, 5/1/2025(a)	1,905	1,905
GEO Group, Inc. (The)
5.88%, 1/15/2022	1,485	1,466
5.13%, 4/1/2023	305	287
5.88%, 10/15/2024	4,380	4,062
GLP Capital LP
5.25%, 6/1/2025	2,245	2,371
5.75%, 6/1/2028	3,120	3,391
Iron Mountain, Inc. 6.00%, 8/15/2023	3,065	3,134
MGM Growth Properties Operating Partnership LP
5.63%, 5/1/2024	2,075	2,143
5.75%, 2/1/2027(a)	1,080	1,112
RHP Hotel Properties LP 5.00%, 4/15/2023	3,350	3,367
SBA Communications Corp. 4.88%, 9/1/2024	2,905	2,877
Uniti Group LP
8.25%, 10/15/2023	2,830	2,524
7.13%, 12/15/2024(a)	1,270	1,092
VICI Properties 1 LLC 8.00%, 10/15/2023	6,302	6,838

		41,295

Food & Staples Retailing — 0.2%
Albertsons Cos. LLC
6.63%, 6/15/2024	8,553	8,639
5.75%, 3/15/2025	2,170	2,094
New Albertsons LP
7.75%, 6/15/2026	940	883
8.70%, 5/1/2030	5,840	5,811
Rite Aid Corp. 6.13%, 4/1/2023(a)	7,034	5,768

		23,195

Food Products — 1.1%
B&G Foods, Inc. 5.25%, 4/1/2025	2,181	2,109
Campbell Soup Co.
(ICE LIBOR USD 3 Month + 0.50%), 3.11%, 3/16/2020(b)	21,012	20,991
(ICE LIBOR USD 3 Month + 0.63%), 3.24%, 3/15/2021(b)	28,120	28,057
Conagra Brands, Inc.
(ICE LIBOR USD 3 Month + 0.50%), 3.09%, 10/9/2020(b)	15,300	15,251
(ICE LIBOR USD 3 Month + 0.75%), 3.34%, 10/22/2020(b)	2,390	2,391
Dean Foods Co. 6.50%, 3/15/2023(a)	1,356	780
General Mills, Inc. (ICE LIBOR USD 3 Month + 0.54%), 3.14%, 4/16/2021(b)	30,592	30,592
JBS USA LUX SA
5.88%, 7/15/2024(a)	4,458	4,588
5.75%, 6/15/2025(a)	458	468
6.75%, 2/15/2028(a)	2,685	2,861
6.50%, 4/15/2029(a)	4,148	4,355
Kraft Heinz Foods Co. (ICE LIBOR USD 3 Month + 0.57%), 3.12%, 2/10/2021(b)	11,870	11,864
Pilgrim’s Pride Corp. 5.75%, 3/15/2025(a)	397	402
Post Holdings, Inc.
5.50%, 3/1/2025(a)	1,255	1,266
5.00%, 8/15/2026(a)	5,102	5,019
5.75%, 3/1/2027(a)	1,015	1,017
5.63%, 1/15/2028(a)	1,400	1,388
TreeHouse Foods, Inc. 6.00%, 2/15/2024(a)	2,615	2,665

		136,064

Gas Utilities — 0.0%(c)
AmeriGas Partners LP 5.50%, 5/20/2025	3,700	3,760

Health Care Equipment & Supplies — 0.1%
Hologic, Inc. 4.38%, 10/15/2025(a)	1,570	1,552
Kinetic Concepts, Inc. 7.88%, 2/15/2021(a)	3,256	3,350
Mallinckrodt International Finance SA
5.63%, 10/15/2023(a)	2,515	1,723
5.50%, 4/15/2025(a)	9,780	6,228

		12,853

Health Care Providers & Services — 1.4%
21st Century Oncology, Inc. Series AI, 12.00% (PIK), 4/30/2023‡(d)(l)	4,182	3,699
Air Medical Group Holdings, Inc. 6.38%, 5/15/2023(a)(k)	5,188	4,838
Cigna Corp. (ICE LIBOR USD 3 Month + 0.65%), 3.26%, 9/17/2021(a)(b)	42,230	42,241
Community Health Systems, Inc.
5.13%, 8/1/2021	2,002	1,957
6.25%, 3/31/2023	1,083	1,031
8.63%, 1/15/2024(a)	2,365	2,365
8.13%, 6/30/2024(a)	4,831	3,575
8.00%, 3/15/2026(a)	2,337	2,236
CVS Health Corp. (ICE LIBOR USD 3 Month + 0.72%), 3.32%, 3/9/2021(b)	4,430	4,448
DaVita, Inc. 5.00%, 5/1/2025	6,820	6,445
Encompass Health Corp.
5.75%, 11/1/2024	3,648	3,667
5.75%, 9/15/2025	1,695	1,720

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Envision Healthcare Corp. 8.75%, 10/15/2026(a)	5,605	4,722
HCA, Inc.
7.50%, 2/15/2022	4,656	5,098
5.38%, 2/1/2025	25,220	26,361
5.88%, 2/15/2026	22,340	23,681
5.63%, 9/1/2028	80	83
Syneos Health, Inc. 7.50%, 10/1/2024(a)	2,250	2,340
Tenet Healthcare Corp.
6.00%, 10/1/2020	7,110	7,304
4.50%, 4/1/2021	1,525	1,533
8.13%, 4/1/2022	4,387	4,572
6.75%, 6/15/2023	16,335	16,272
4.63%, 7/15/2024	1,250	1,241
6.25%, 2/1/2027(a)	2,929	2,988

		174,417

Health Care Technology — 0.0%(c)
IQVIA, Inc. 5.00%, 10/15/2026(a)	915	931

Hotels, Restaurants & Leisure — 0.8%
Boyne USA, Inc. 7.25%, 5/1/2025(a)	915	988
Chukchansi Economic Development Authority 9.75%, 5/30/2020(a)(h)	11,740	6,457
Constellation Merger Sub, Inc. 8.50%, 9/15/2025(a)	3,340	3,147
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023(a)	2,265	2,373
Enterprise Development Authority (The) 12.00%, 7/15/2024(a)	3,320	3,503
Gateway Casinos & Entertainment Ltd. (Canada) 8.25%, 3/1/2024(a)	1,689	1,752
Hilton Domestic Operating Co., Inc.
4.25%, 9/1/2024	305	301
5.13%, 5/1/2026	4,827	4,856
Hilton Worldwide Finance LLC
4.63%, 4/1/2025	2,967	2,978
4.88%, 4/1/2027	448	451
International Game Technology plc
6.50%, 2/15/2025(a)	1,800	1,899
6.25%, 1/15/2027(a)	1,072	1,105
Jack Ohio Finance LLC 6.75%, 11/15/2021(a)	4,950	5,066
LTF Merger Sub, Inc. 8.50%, 6/15/2023(a)	6,220	6,360
Marriott International, Inc.
Series Y, (ICE LIBOR USD 3 Month + 0.60%), 3.23%, 12/1/2020(b)	16,020	16,062
(ICE LIBOR USD 3 Month + 0.65%), 3.24%, 3/8/2021(b)	5,730	5,747
Marriott Ownership Resorts, Inc. 6.50%, 9/15/2026(a)	3,725	3,855
MGM Resorts International
6.00%, 3/15/2023	8,135	8,583
5.75%, 6/15/2025	6,692	7,018
4.63%, 9/1/2026	1,509	1,464
5.50%, 4/15/2027	3,025	3,053
Sabre GLBL, Inc.
5.38%, 4/15/2023(a)	2,775	2,796
5.25%, 11/15/2023(a)	1,835	1,844
Scientific Games International, Inc. 10.00%, 12/1/2022	2,428	2,548
Six Flags Entertainment Corp. 4.88%, 7/31/2024(a)	320	316
Stars Group Holdings BV (Canada) 7.00%, 7/15/2026(a)	1,291	1,328
Twin River Worldwide Holdings, Inc. 6.75%, 6/1/2027(a)	777	788
Wynn Las Vegas LLC 5.50%, 3/1/2025(a)	5,510	5,400

		102,038

Household Durables — 0.0%(c)
Tempur Sealy International, Inc.
5.63%, 10/15/2023	2,420	2,444
5.50%, 6/15/2026	3,000	3,008

		5,452

Household Products — 0.1%
Central Garden & Pet Co.
6.13%, 11/15/2023	2,625	2,710
5.13%, 2/1/2028	2,680	2,573
Energizer Holdings, Inc.
5.50%, 6/15/2025(a)	3,660	3,613
7.75%, 1/15/2027(a)	3,930	4,097
Kronos Acquisition Holdings, Inc. (Canada) 9.00%, 8/15/2023(a)	1,545	1,337
Spectrum Brands, Inc. 5.75%, 7/15/2025	1,630	1,654

		15,984

Independent Power and Renewable Electricity Producers — 0.0%(c)
AES Corp. 5.50%, 4/15/2025	1,505	1,554
Calpine Corp. 5.25%, 6/1/2026(a)	3,096	3,030
NRG Energy, Inc. 2.75%, 6/1/2048	390	403

		4,987

Insurance — 0.3%
AIA Group Ltd. (Hong Kong) (ICE LIBOR USD 3 Month + 0.52%), 3.15%, 9/20/2021(a)(b)	15,830	15,796
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025(a)	975	988

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Liberty Mutual Group, Inc. (ICE LIBOR USD 3 Month + 2.91%), 5.52%, 3/15/2037(a)(b)	14,710	14,673
Protective Life Global Funding (ICE LIBOR USD 3 Month + 0.52%), 3.12%, 6/28/2021(a)(b)	11,740	11,774

		43,231

Interactive Media & Services — 0.0%(c)
Rackspace Hosting, Inc. 8.63%, 11/15/2024(a)	1,068	926

IT Services — 0.9%
First Data Corp.
5.38%, 8/15/2023(a)	11,654	11,805
5.75%, 1/15/2024(a)	19,782	20,242
GCI LLC 6.75%, 6/1/2021	17,843	17,843
International Business Machines Corp. (ICE LIBOR USD 3 Month + 0.40%), 2.94%, 5/13/2021(b)	48,250	48,345
Zayo Group LLC
6.00%, 4/1/2023	5,895	6,048
6.38%, 5/15/2025	5,210	5,360
5.75%, 1/15/2027(a)	2,100	2,158

		111,801

Leisure Products — 0.1%
Mattel, Inc.
3.15%, 3/15/2023	775	713
6.75%, 12/31/2025(a)	10,254	10,097
Vista Outdoor, Inc. 5.88%, 10/1/2023	8,909	8,386

		19,196

Life Sciences Tools & Services — 0.0%(c)
Avantor, Inc. 6.00%, 10/1/2024(a)	2,955	3,069

Machinery — 0.1%
Colfax Corp.
6.00%, 2/15/2024(a)	190	196
6.38%, 2/15/2026(a)	450	470
Hillman Group, Inc. (The) 6.38%, 7/15/2022(a)	3,680	3,358
Novelis Corp.
6.25%, 8/15/2024(a)	2,155	2,204
5.88%, 9/30/2026(a)	1,080	1,052
RBS Global, Inc. 4.88%, 12/15/2025(a)	1,050	1,032
Terex Corp. 5.63%, 2/1/2025(a)	2,195	2,148
Welbilt, Inc. 9.50%, 2/15/2024	2,480	2,666

		13,126

Media — 2.0%
Altice Financing SA (Luxembourg)
6.63%, 2/15/2023(a)	495	503
7.50%, 5/15/2026(a)	9,386	9,222
Altice Luxembourg SA (Luxembourg)
7.75%, 5/15/2022(a)	10,303	10,483
7.63%, 2/15/2025(a)	1,408	1,297
10.50%, 5/15/2027(a)	6,212	6,213
Charter Communications Operating LLC (ICE LIBOR USD 3 Month + 1.65%), 4.23%, 2/1/2024(b)	3,825	3,839
Clear Channel Communications International, Inc. 9.00%, 3/1/2021‡(h)	950	—	(i)
Clear Channel Worldwide Holdings, Inc.
Series A, 6.50%, 11/15/2022	11,360	11,584
Series B, 6.50%, 11/15/2022	29,718	30,312
9.25%, 2/15/2024(a)	11,854	12,680
Comcast Corp. (ICE LIBOR USD 3 Month + 0.44%), 3.03%, 10/1/2021(b)	7,940	7,971
CSC Holdings LLC
6.63%, 10/15/2025(a)	2,475	2,595
10.88%, 10/15/2025(a)	28,110	31,906
6.50%, 2/1/2029(a)	1,255	1,327
DISH DBS Corp.
6.75%, 6/1/2021	3,975	4,104
5.88%, 7/15/2022	2,865	2,816
5.00%, 3/15/2023	10,380	9,731
5.88%, 11/15/2024	32,558	29,223
7.75%, 7/1/2026	11,430	10,464
Entercom Media Corp.
7.25%, 11/1/2024(a)	1,580	1,615
6.50%, 5/1/2027(a)	1,315	1,335
Getty Images, Inc. 9.75%, 3/1/2027(a)	379	387
Gray Television, Inc. 7.00%, 5/15/2027(a)	726	769
iHeartCommunications, Inc.
10.63%, 3/15/2023‡(h)	3,855	—	(i)
6.38%, 5/1/2026	1,700	1,766
8.38%, 5/1/2027	3,081	3,223
Meredith Corp. 6.88%, 2/1/2026	3,245	3,342
Nexstar Broadcasting, Inc.
6.13%, 2/15/2022(a)	2,940	2,973
5.88%, 11/15/2022	5,081	5,168
Quebecor Media, Inc. (Canada) 5.75%, 1/15/2023	5,125	5,348
Sinclair Television Group, Inc.
6.13%, 10/1/2022	6,225	6,318
5.13%, 2/15/2027(a)	1,295	1,234
Sirius XM Radio, Inc.
6.00%, 7/15/2024(a)	14,420	14,819
5.38%, 4/15/2025(a)	5,831	5,872
5.38%, 7/15/2026(a)	495	499
TEGNA, Inc. 6.38%, 10/15/2023	2,620	2,686

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
UPCB Finance IV Ltd. (Netherlands) 5.38%, 1/15/2025(a)	2,440	2,471
Videotron Ltd. (Canada)
5.38%, 6/15/2024(a)	6,285	6,539
5.13%, 4/15/2027(a)	235	236

		252,870

Metals & Mining — 0.2%
AK Steel Corp. 7.50%, 7/15/2023	4,855	4,806
Alcoa Nederland Holding BV
6.75%, 9/30/2024(a)	7,986	8,146
7.00%, 9/30/2026(a)	610	639
Constellium NV 6.63%, 3/1/2025(a)	1,660	1,685
Freeport-McMoRan, Inc.
3.55%, 3/1/2022	500	489
3.88%, 3/15/2023	2,205	2,123
4.55%, 11/14/2024	1,920	1,853
5.40%, 11/14/2034	631	562
Hecla Mining Co. 6.88%, 5/1/2021	10,635	9,917

		30,220

Multiline Retail — 0.1%
JC Penney Corp., Inc. 6.38%, 10/15/2036	3,800	1,026
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/2021(a)	7,304	3,725
8.75% (cash), 10/15/2021(a)(d)	9,682	4,986

		9,737

Multi-Utilities — 0.3%
Sempra Energy
(ICE LIBOR USD 3 Month + 0.50%), 3.10%, 1/15/2021(b)	4,103	4,090
(ICE LIBOR USD 3 Month + 0.45%), 3.06%, 3/15/2021(b)	29,380	29,155

		33,245

Oil, Gas & Consumable Fuels — 1.1%
Andeavor Logistics LP
6.25%, 10/15/2022	2,472	2,534
6.38%, 5/1/2024	440	460
Antero Midstream Partners LP 5.38%, 9/15/2024	2,120	2,093
Antero Resources Corp.
5.13%, 12/1/2022	4,915	4,866
5.63%, 6/1/2023	35	35
Baytex Energy Corp. (Canada) 5.63%, 6/1/2024(a)	1,118	1,048
Blue Racer Midstream LLC 6.13%, 11/15/2022(a)	5,185	5,159
Brazos Valley Longhorn LLC 6.88%, 2/1/2025	2,990	2,923
Buckeye Partners LP (ICE LIBOR USD 3 Month + 4.02%), 6.37%, 1/22/2078(b)	725	593
California Resources Corp. 8.00%, 12/15/2022(a)(k)	1,470	1,025
Carrizo Oil & Gas, Inc. 6.25%, 4/15/2023(k)	3,516	3,248
Cheniere Corpus Christi Holdings LLC
5.88%, 3/31/2025	4,150	4,454
5.13%, 6/30/2027	570	590
Chesapeake Energy Corp.
8.00%, 1/15/2025	1,895	1,743
8.00%, 6/15/2027	2,290	2,027
CITGO Petroleum Corp. 6.25%, 8/15/2022(a)	1,615	1,611
ConocoPhillips Co. (ICE LIBOR USD 3 Month + 0.90%), 3.42%, 5/15/2022(b)	12,424	12,569
Covey Park Energy LLC 7.50%, 5/15/2025(a)	2,285	2,034
Crestwood Midstream Partners LP
6.25%, 4/1/2023(j)	4,290	4,326
5.63%, 5/1/2027(a)	1,780	1,744
DCP Midstream LP Series A, (ICE LIBOR USD 3 Month + 5.15%), 7.38%, 12/15/2022(b)(e)(f)	1,545	1,506
Denbury Resources, Inc. 9.25%, 3/31/2022(a)	2,626	2,534
EnLink Midstream LLC 5.38%, 6/1/2029	609	607
EnLink Midstream Partners LP
Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022(b)(e)(f)	1,490	1,222
4.40%, 4/1/2024	1,995	1,960
4.85%, 7/15/2026	1,040	1,019
EP Energy LLC
9.38%, 5/1/2024(a)	12,127	3,805
8.00%, 11/29/2024(a)(k)	4,430	2,747
8.00%, 2/15/2025(a)	1,045	317
7.75%, 5/15/2026(a)	11,730	9,941
Gulfport Energy Corp.
6.00%, 10/15/2024	1,510	1,246
6.38%, 5/15/2025	310	257
6.38%, 1/15/2026	1,200	978
Halcon Resources Corp. 6.75%, 2/15/2025	3,160	1,367
Jagged Peak Energy LLC 5.88%, 5/1/2026	265	259
Kinder Morgan, Inc. 3.05%, 12/1/2019	1,458	1,459
MEG Energy Corp. (Canada)
6.38%, 1/30/2023(a)	1,411	1,245
7.00%, 3/31/2024(a)	6,916	6,173
6.50%, 1/15/2025(a)	2,465	2,372
Oasis Petroleum, Inc.
6.88%, 1/15/2023	5,493	5,273
6.25%, 5/1/2026(a)	1,680	1,487
Parsley Energy LLC
5.25%, 8/15/2025(a)	1,700	1,666
5.63%, 10/15/2027(a)	2,220	2,198

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
PBF Holding Co. LLC 7.00%, 11/15/2023	1,361	1,388
Range Resources Corp. 4.88%, 5/15/2025	3,175	2,766
SM Energy Co.
6.13%, 11/15/2022	1,069	1,034
5.63%, 6/1/2025	2,535	2,206
Southwestern Energy Co.
6.20%, 1/23/2025(j)	2,300	2,138
7.50%, 4/1/2026	1,463	1,405
Summit Midstream Holdings LLC 5.75%, 4/15/2025	2,835	2,516
Targa Resources Partners LP
6.75%, 3/15/2024	6,405	6,645
5.88%, 4/15/2026	710	734
6.50%, 7/15/2027(a)	933	972
6.88%, 1/15/2029(a)	1,556	1,658
Ultra Resources, Inc. 9.00%, 7/12/2024	3,193	1,357
W&T Offshore, Inc. 9.75%, 11/1/2023(a)	1,695	1,667
Whiting Petroleum Corp.
5.75%, 3/15/2021	695	686
6.25%, 4/1/2023	60	58
6.63%, 1/15/2026	2,990	2,732
Williams Cos., Inc. (The) 7.88%, 9/1/2021	3,520	3,898
WPX Energy, Inc.
6.00%, 1/15/2022	264	268
8.25%, 8/1/2023	3,190	3,517

		144,365

Personal Products — 0.1%
Coty, Inc. 6.50%, 4/15/2026(a)	3,885	3,729
High Ridge Brands Co. 8.88%, 3/15/2025(a)	3,888	370
Prestige Brands, Inc. 6.38%, 3/1/2024(a)	2,625	2,697

		6,796

Pharmaceuticals — 0.7%
Advanz Pharma Corp. (Canada) 8.00%, 9/6/2024(k)	1,573	1,482
Bausch Health Americas, Inc. 8.50%, 1/31/2027(a)	2,328	2,444
Bausch Health Cos., Inc.
5.88%, 5/15/2023(a)	7,619	7,636
7.00%, 3/15/2024(a)	16,596	17,333
6.13%, 4/15/2025(a)	22,038	21,553
9.00%, 12/15/2025(a)	7,479	8,049
7.00%, 1/15/2028(a)	1,905	1,883
Bayer US Finance II LLC (Germany) (ICE LIBOR USD 3 Month + 0.63%), 3.23%, 6/25/2021(a)(b)	7,780	7,715
Bristol-Myers Squibb Co. (ICE LIBOR USD 3 Month + 0.38%), 2.90%, 5/16/2022(a)(b)	3,216	3,221
Endo Dac 6.00%, 7/15/2023(a)	5,494	3,948
Par Pharmaceutical, Inc. 7.50%, 4/1/2027(a)	2,895	2,801
Zoetis, Inc. (ICE LIBOR USD 3 Month + 0.44%), 2.96%, 8/20/2021(b)	5,500	5,458

		83,523

Road & Rail — 0.3%
Avis Budget Car Rental LLC 6.38%, 4/1/2024(a)	8,155	8,400
Herc Rentals, Inc.
7.50%, 6/1/2022(a)	1,865	1,938
7.75%, 6/1/2024(a)	3,062	3,223
Hertz Corp. (The)
7.38%, 1/15/2021	2,025	2,015
7.63%, 6/1/2022(a)	8,826	8,947
6.25%, 10/15/2022	1,585	1,514
5.50%, 10/15/2024(a)	10,588	8,808
Park Aerospace Holdings Ltd. (Ireland) 4.50%, 3/15/2023(a)	4,469	4,519

		39,364

Semiconductors & Semiconductor Equipment — 0.1%
Entegris, Inc. 4.63%, 2/10/2026(a)	2,700	2,687
MagnaChip Semiconductor Corp. (South Korea) 6.63%, 7/15/2021(j)	1,902	1,826
NXP BV (Netherlands) 4.63%, 6/1/2023(a)	708	736
Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026(a)	7,310	7,602

		12,851

Software — 0.3%
CDK Global, Inc. 5.25%, 5/15/2029(a)	1,225	1,221
Genesys Telecommunications Laboratories, Inc. 10.00%, 11/30/2024(a)	1,191	1,298
Infor US, Inc. 6.50%, 5/15/2022	24,620	24,871
Informatica LLC 7.13%, 7/15/2023(a)	4,465	4,507

		31,897

Specialty Retail — 0.2%
L Brands, Inc. 6.75%, 7/1/2036	2,155	1,832
PetSmart, Inc.
7.13%, 3/15/2023(a)	7,546	6,753
5.88%, 6/1/2025(a)	3,205	3,009
8.88%, 6/1/2025(a)	3,663	3,361

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Staples, Inc.
7.50%, 4/15/2026(a)	3,940	3,762
10.75%, 4/15/2027(a)	3,870	3,696

		22,413

Technology Hardware, Storage & Peripherals — 0.3%
Diebold Nixdorf, Inc. 8.50%, 4/15/2024	2,530	2,201
Hewlett Packard Enterprise Co. (ICE LIBOR USD 3 Month + 0.72%), 3.32%, 10/5/2021(b)	30,469	30,477

		32,678

Textiles, Apparel & Luxury Goods — 0.0%(c)
Hanesbrands, Inc. 4.88%, 5/15/2026(a)	1,110	1,090
William Carter Co. (The) 5.63%, 3/15/2027(a)	1,020	1,042

		2,132

Thrifts & Mortgage Finance — 0.0%(c)
Nationstar Mortgage Holdings, Inc. 8.13%, 7/15/2023(a)	1,571	1,567

Tobacco — 0.0%(c)
BAT Capital Corp. (United Kingdom)
(ICE LIBOR USD 3 Month + 0.59%), 3.12%, 8/14/2020(b)	1,932	1,934
(ICE LIBOR USD 3 Month + 0.88%), 3.40%, 8/15/2022(b)	4,220	4,221

		6,155

Trading Companies & Distributors — 0.2%
Ahern Rentals, Inc. 7.38%, 5/15/2023(a)	3,080	2,695
Aviation Capital Group LLC (ICE LIBOR USD 3 Month + 0.95%), 3.58%, 6/1/2021(a)(b)	8,020	8,045
United Rentals North America, Inc.
5.88%, 9/15/2026	3,835	3,969
6.50%, 12/15/2026	2,850	3,021
5.50%, 5/15/2027	2,275	2,295
4.88%, 1/15/2028	865	839

		20,864

Wireless Telecommunication Services — 0.8%
Intelsat Connect Finance SA (Luxembourg) 9.50%, 2/15/2023(a)	1,700	1,479
Sprint Corp.
7.88%, 9/15/2023	18,655	20,039
7.13%, 6/15/2024	1,140	1,185
7.63%, 2/15/2025	32,495	34,363
7.63%, 3/1/2026	1,207	1,279
T-Mobile USA, Inc.
6.50%, 1/15/2024	1,585	1,636
6.50%, 1/15/2024‡	1,585	—	(i)
6.38%, 3/1/2025	13,815	14,295
6.38%, 3/1/2025‡	15,960	—	(i)
6.50%, 1/15/2026	7,340	7,744
6.50%, 1/15/2026‡	5,180	—	(i)
4.75%, 2/1/2028	6,413	6,355
4.75%, 2/1/2028‡	1,410	—	(i)
United States Cellular Corp. 6.70%, 12/15/2033	3,370	3,539
Wind Tre SpA (Italy) 5.00%, 1/20/2026(a)	4,160	3,941

		95,855

TOTAL CORPORATE BONDS (Cost $3,726,055)		3,698,337

U.S. GOVERNMENT AGENCY SECURITIES — 14.0%
FHLB
DN, 2.39%, 6/21/2011(m)	408,692	408,214
DN, 2.39%, 6/25/2019(m)	480,000	479,314
DN, 2.39%, 6/26/2019(m)	497,000	496,257
DN, 2.39%, 8/21/2019(m)	400,000	397,937

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $1,781,435)		1,781,722

COLLATERALIZED MORTGAGE OBLIGATIONS — 10.5%
Adjustable Rate Mortgage Trust
Series 2005-5, Class 5A1, 4.58%, 9/25/2035(l)	4,512	4,077
Series 2005-10, Class 1A21, 4.39%, 1/25/2036(l)	1,226	1,155
Alternative Loan Trust
Series 2004-5CB, Class 2A1, 5.00%, 5/25/2019	86	87
Series 2005-20CB, Class 4A1, 5.25%, 7/25/2020	459	454
Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	259	259
Series 2005-J11, Class 5A1, 5.50%, 11/25/2020	622	620
Series 2006-J3, Class 2A1, 4.75%, 12/25/2020	153	135
Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	866	837
Series 2005-J3, Class 3A1, 6.50%, 9/25/2034	89	85
Series 2006-J2, Class A1, 2.93%, 4/25/2036(l)	3,861	2,249
Series 2006-24CB, Class A1, 6.00%, 8/1/2036	1,363	1,150
Series 2006-24CB, Class A23, 6.00%, 8/1/2036	2,456	2,071

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series 2006-25CB, Class A9, 6.00%, 10/25/2036	3,432	2,922
Series 2006-28CB, Class A17, 6.00%, 10/25/2036	604	474
Series 2006-31CB, Class A3, 6.00%, 11/25/2036	2,120	1,793
Series 2006-41CB, Class 2A17, 6.00%, 1/25/2037	474	402
Series 2007-5CB, Class 1A31, 5.50%, 4/25/2037	700	553
American Home Mortgage Assets Trust Series 2006-2, Class 2A1, 2.62%, 9/25/2046(l)	1,578	1,496
Angel Oak Mortgage Trust I LLC
Series 2018-1, Class A2, 3.31%, 4/27/2048(a)(l)	7,974	7,995
Series 2018-2, Class A2, 3.78%, 7/27/2048(a)(l)	4,796	4,863
Series 2019-1, Class A2, 4.02%, 11/25/2048(a)(l)	8,484	8,629
Antler Mortgage Trust Series 2018-RTL1, Class A1, 4.34%, 7/25/2022(a)	9,177	9,227
Arroyo Mortgage Trust
Series 2018-1, Class A1, 3.76%, 4/25/2048(a)(l)	18,995	19,415
Series 2019-1, Class A2, 4.06%, 1/25/2049(a)(l)	10,682	10,898
Banc of America Alternative Loan Trust
Series 2006-4, Class 2A1, 6.00%, 5/25/2021	879	839
Series 2004-12, Class 2CB1, 6.00%, 1/25/2035	1,523	1,527
Series 2005-2, Class 2CB1, 6.00%, 3/25/2035	1,455	1,416
Banc of America Funding Trust
Series 2005-1, Class 1A1, 5.50%, 2/25/2035	1,634	1,654
Series 2006-1, Class 2A1, 5.50%, 1/25/2036	480	481
Series 2006-D, Class 5A2, 4.37%, 5/20/2036(l)	1,081	1,025
Series 2014-R7, Class 1A1, 2.58%, 5/26/2036(a)(l)	7,483	7,255
Series 2014-R7, Class 2A1, 2.57%, 9/26/2036(a)(l)	1,719	1,677
Series 2015-R4, Class 5A1, 2.64%, 10/25/2036(a)(l)	13,635	13,280
Banc of America Mortgage Trust
Series 2005-11, Class 2A1, 5.25%, 12/25/2020	168	168
Series 2007-3, Class 1A1, 6.00%, 9/25/2037	3,622	3,503
Bear Stearns ARM Trust Series 2005-12, Class 22A1, 4.54%, 2/25/2036(l)	5,743	5,775
Bear Stearns Asset-Backed Securities I Trust Series 2004-AC5, Class A1, 5.75%, 10/25/2034(j)	3,228	3,307
Bunker Hill Loan Depositary Trust Series 2019-1, Class A2, 3.82%, 10/26/2048(a)(j)	3,173	3,221
Chase Mortgage Finance Trust Series 2005-S1, Class 1A15, 6.00%, 5/25/2035	1,054	1,109
CHL Mortgage Pass-Through Trust
Series 2005-21, Class A2, 5.50%, 10/25/2035	504	462
Series 2006-15, Class A1, 6.25%, 10/25/2036	1,483	1,193
Series 2006-20, Class 1A36, 5.75%, 2/25/2037	659	526
Series 2007-5, Class A6, 2.78%, 5/25/2037(l)	1,908	1,312
Citicorp Mortgage Securities Trust Series 2007-5, Class 1A9, 6.00%, 6/25/2037	2,408	2,477
Citigroup Mortgage Loan Trust
Series 2006-4, Class 1A1, 5.50%, 12/25/2035	301	302
Series 2014-11, Class 4A1, 2.68%, 7/25/2036(a)(l)	3,376	3,234
Series 2014-10, Class 3A1, 2.88%, 7/25/2036(a)(l)	5,268	5,113
Series 2014-12, Class 1A4, 2.60%, 8/25/2036(a)(l)	12,642	12,358
Series 2014-10, Class 1A1, 2.61%, 11/25/2036(a)(l)	3,957	3,811
Series 2014-10, Class 4A1, 2.65%, 2/25/2037(a)(l)	6,558	6,197
Series 2014-12, Class 2A4, 3.70%, 2/25/2037(a)(l)	2,162	2,182
Series 2014-C, Class A, 3.25%, 2/25/2054(a)(l)	6,729	6,720
COLT Mortgage Loan Trust
Series 2018-1, Class A2, 2.98%, 2/25/2048(a)(l)	894	894
Series 2018-2, Class A2, 3.54%, 7/27/2048(a)(l)	6,009	6,051
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1M1, 3.18%, 4/25/2031(a)(l)	7,519	7,523
Series 2019-R01, Class 2M1, 3.28%, 7/25/2031(a)(l)	10,593	10,613
Series 2019-R02, Class 1M1, 3.28%, 8/25/2031(a)(l)	21,671	21,720
Series 2019-R03, Class 1M1, 3.18%, 9/25/2031(a)(l)	13,102	13,113
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-5, Class 1A1, 5.00%, 7/25/2020	152	152
Series 2005-7, Class 3A1, 5.00%, 8/25/2020	8	7
Series 2004-5, Class 4A1, 6.00%, 9/25/2034	1,392	1,443

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
CSMC
Series 2011-12R, Class 3A1, 3.76%, 7/27/2036(a)(l)	1,099	1,098
Series 2014-11R, Class 9A1, 2.62%, 10/27/2036(a)(l)	3,313	3,302
Series 2014-10R, Class 4A1, 2.98%, 12/27/2036(a)(l)	334	333
Series 2014-11R, Class 8A1, 2.56%, 4/27/2037(a)(l)	1,196	1,188
Deephave Residential Mortgage Trust Series 2019-2A, Class B1, 4.72%, 4/25/2059(a)(l)	4,463	4,533
Deephaven Residential Mortgage Trust
Series 2017-2A, Class A1, 2.45%, 6/25/2047(a)(l)	3,135	3,127
Series 2018-2A, Class A2, 3.53%, 4/25/2058(a)(l)	6,948	7,004
Series 2018-3A, Class A2, 3.89%, 8/25/2058(a)(l)	4,109	4,152
Series 2018-4A, Class A2, 4.18%, 10/25/2058(a)(l)	9,935	10,078
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-1, Class 2A1, 5.30%, 2/25/2020(l)	286	287
Series 2005-1, Class 1A1, 2.93%, 2/25/2035(l)	1,775	1,738
Ellington Financial Mortgage Trust Series 2017-1, Class A3, 2.84%, 10/25/2047(a)(l)	2,037	2,027
FHLMC Stacr Trust Series 2018-HQA2, Class M1, 3.18%, 10/25/2048(a)(l)	34,083	34,140
FHLMC Structured Agency Credit Risk Debt Notes
Series 2014-DN1, Class M2, 4.63%, 2/25/2024(l)	25,502	25,944
Series 2014-DN2, Class M2, 4.08%, 4/25/2024(l)	12,291	12,373
Series 2014-DN3, Class M3, 6.43%, 8/25/2024‡(l)	2,731	2,930
Series 2014-DN4, Class M3, 6.98%, 10/25/2024(l)	5,422	5,890
Series 2015-DN1, Class M3, 6.58%, 1/25/2025(l)	13,047	13,819
Series 2015-DNA1, Class M2, 4.28%, 10/25/2027(l)	5,807	5,882
Series 2015-DNA3, Class M2, 5.28%, 4/25/2028(l)	7,634	7,818
Series 2016-DNA1, Class M2, 5.38%, 7/25/2028(l)	2,982	3,024
Series 2016-DNA2, Class M3, 7.08%, 10/25/2028(l)	26,381	28,945
Series 2016-HQA2, Class M2, 4.68%, 11/25/2028(l)	14,014	14,207
Series 2016-DNA3, Class M2, 4.43%, 12/25/2028(l)	12,379	12,477
Series 2017-DNA1, Class M1, 3.63%, 7/25/2029(l)	32,605	32,718
Series 2017-HQA1, Class M1, 3.63%, 8/25/2029(l)	12,394	12,438
Series 2017-DNA2, Class M1, 3.63%, 10/25/2029(l)	40,072	40,343
Series 2017-HQA2, Class M1, 3.23%, 12/25/2029(l)	32,369	32,370
Series 2017-DNA3, Class M1, 3.18%, 3/25/2030(l)	38,986	38,995
Series 2017-HQA3, Class M1, 2.98%, 4/25/2030(l)	1,656	1,655
Series 2018-HQA1, Class M1, 3.13%, 9/25/2030(l)	22,448	22,457
First Horizon Alternative Mortgage Securities Trust Series 2006-FA7, Class A1, 5.75%, 12/25/2036	1,612	1,250
FNMA, Connecticut Avenue Securities
Series 2014-C01, Class M1, 4.03%, 1/25/2024‡(l)	1,400	1,402
Series 2014-C02, Class 1M1, 3.38%, 5/25/2024‡(l)	576	576
Series 2014-C03, Class 1M2, 5.43%, 7/25/2024(l)	9,986	10,593
Series 2015-C03, Class 1M2, 7.43%, 7/25/2025‡(l)	21,746	24,168
Series 2015-C04, Class 1M2, 8.13%, 4/25/2028(l)	30,525	34,314
Series 2016-C03, Class 1M1, 4.43%, 10/25/2028(l)	2,448	2,466
Series 2016-C05, Class 2M1, 3.78%, 1/25/2029(l)	1,281	1,281
Series 2016-C04, Class 1M1, 3.88%, 1/25/2029(l)	19,780	19,850
Series 2016-C05, Class 2M2, 6.88%, 1/25/2029(l)	33,790	36,456
Series 2016-C06, Class 1M1, 3.73%, 4/25/2029(l)	19,743	19,840
Series 2017-C01, Class 1M1, 3.73%, 7/25/2029(l)	25,879	25,985
Series 2017-C02, Class 2M1, 3.58%, 9/25/2029(l)	25,534	25,623
Series 2017-C03, Class 1M1, 3.38%, 10/25/2029(l)	25,388	25,450
Series 2017-C04, Class 2M1, 3.28%, 11/25/2029(l)	24,481	24,520
Series 2017-C05, Class 1M1, 2.98%, 1/25/2030(l)	31,297	31,297
Series 2017-C06, Class 1M1, 3.18%, 2/25/2030(l)	16,600	16,608
Series 2017-C06, Class 2M1, 3.18%, 2/25/2030(l)	5,207	5,206
Series 2017-C07, Class 1M1, 3.08%, 5/25/2030(l)	9,261	9,264
Series 2017-C07, Class 2M1, 3.08%, 5/25/2030(l)	3,450	3,450

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series 2018-C01, Class 1M1, 3.03%, 7/25/2030(l)	50,580	50,554
Series 2018-C02, Class 2M1, 3.08%, 8/25/2030(l)	5,681	5,682
Series 2018-C03, Class 1M1, 3.11%, 10/25/2030(l)	6,532	6,538
Series 2018-C04, Class 2M1, 3.18%, 12/25/2030(l)	4,208	4,210
Series 2018-C05, Class 1M1, 3.15%, 1/25/2031(l)	34,162	34,184
Series 2018-C06, Class 1M1, 2.98%, 3/25/2031(l)	10,038	10,037
Series 2018-C06, Class 2M1, 2.98%, 3/25/2031(l)	8,250	8,247
GSMSC Resecuritization Trust Series 2014-1R, Class 1A, 2.65%, 4/26/2037(a)(l)	1,396	1,380
GSR Mortgage Loan Trust
Series 2006-9F, Class 9A1, 6.00%, 8/25/2021	172	166
Series 2006-2F, Class 2A1, 5.75%, 2/25/2036	1,652	1,577
Series 2006-3F, Class 2A7, 5.75%, 3/25/2036	1,477	1,559
HarborView Mortgage Loan Trust
Series 2004-9, Class 2A, 4.15%, 12/19/2034(l)	2,286	2,077
Series 2006-9, Class 2A1A, 2.65%, 11/19/2036(l)	5,680	5,146
HomeBanc Mortgage Trust Series 2005-4, Class A1, 2.70%, 10/25/2035(l)	8,835	8,903
Homeward Opportunities Fund I Trust Series 2018-1, Class A2, 3.90%, 6/25/2048(a)(l)	7,722	7,847
Impac CMB Trust
Series 2004-6, Class 1A2, 3.21%, 10/25/2034(l)	1,616	1,602
Series 2005-1, Class 2A1, 2.94%, 4/25/2035(l)	11,213	11,165
JP Morgan Mortgage Trust Series 2005-S2, Class 4A3, 5.50%, 9/25/2020	806	743
JP Morgan Seasoned Mortgage Trust Series 2014-1, Class A2, 2.93%, 5/25/2033(a)(l)	10,212	10,174
Lehman Mortgage Trust Series 2006-4, Class 3A1, 5.00%, 8/25/2021	272	269
MASTR Alternative Loan Trust
Series 2004-7, Class 10A1, 6.00%, 6/25/2034	781	796
Series 2005-5, Class 3A1, 5.75%, 8/25/2035	2,445	2,001
NACC Reperforming Loan REMIC Trust Series 2004-R1, Class A1, 6.50%, 3/25/2034(a)	1,384	1,356
New Residential Mortgage Loan Trust Series 2018-NQM1, Class A2, 4.09%, 11/25/2048(a)(l)	6,894	7,085
Nomura Resecuritization Trust Series 2015-2R, Class 4A1, 2.98%, 12/26/2036(a)(l)	3,479	3,387
Prime Mortgage Trust Series 2005-2, Class 2A1, 6.58%, 10/25/2032(l)	1,529	1,569
RALI Trust
Series 2003-QS16, Class A1, 5.00%, 8/25/2018	143	145
Series 2003-QS20, Class CB, 5.00%, 11/25/2018	68	67
Series 2005-QS3, Class 2A1, 5.00%, 3/25/2020	107	106
Series 2006-QS18, Class 3A3, 5.75%, 12/25/2021	213	205
Series 2007-QS4, Class 5A2, 5.50%, 4/25/2022	6	6
RBSSP Resecuritization Trust Series 2012-6, Class 10A2, 2.63%, 8/26/2036(a)(l)	8,052	7,886
Residential Asset Securitization Trust
Series 2004-A6, Class A1, 5.00%, 8/25/2019	52	51
Series 2006-R1, Class A2, 2.83%, 1/25/2046(l)	18,539	8,110
Residential Mortgage Loan Trust Series 2019-1, Class A2, 4.09%, 10/25/2058(a)(l)	14,331	14,529
RFMSI Trust
Series 2005-SA2, Class 2A2, 4.56%, 6/25/2035(l)	2,445	2,380
Series 2006-S9, Class A1, 6.25%, 9/25/2036	2,843	2,784
Series 2006-S10, Class 1A1, 6.00%, 10/25/2036	2,327	2,188
Series 2006-SA4, Class 2A1, 5.34%, 11/25/2036(l)	1,569	1,506
Series 2006-S12, Class 3A9, 5.75%, 12/25/2036	3,407	3,227
Series 2007-S2, Class A4, 6.00%, 2/25/2037	934	881
SG Residential Mortgage Trust Series 2018-1, Class A2, 3.58%, 4/27/2048(a)(l)	2,196	2,215
STACR Trust
Series 2018-HRP1, Class M2, 4.08%, 4/25/2043‡(a)(l)	49,281	49,588
Series 2018-HRP2, Class M1, 3.28%, 2/25/2047‡(a)(l)	7,164	7,164
Starwood Mortgage Residential Trust
Series 2018-IMC1, Class A2, 3.89%, 3/25/2048(a)(l)	7,499	7,618
Series 2018-IMC2, Class A2, 4.22%, 10/25/2048(a)(l)	6,334	6,478

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Thornburg Mortgage Securities Trust
Series 2007-4, Class 3A1, 4.08%, 9/25/2037(l)	1,047	1,055
Series 2002-4, Class 3A, 4.48%, 12/25/2042(l)	1,317	1,343
Toorak Mortgage Corp. Ltd. Series 2018-1, Class A1, 4.34%, 8/25/2021(a)(j)	5,310	5,316
Towd Point Mortgage Trust
Series 2015-3, Class A4B, 3.50%, 3/25/2054‡(a)(l)	7,405	7,483
Series 2015-4, Class A1B, 2.75%, 4/25/2055(a)(l)	783	781
Series 2016-4, Class A1, 2.25%, 7/25/2056‡(a)(l)	11,753	11,642
Series 2017-6, Class A1, 2.75%, 10/25/2057‡(a)(l)	7,341	7,340
Verus Securitization Trust
Series 2017-1A, Class A2, 3.16%, 1/25/2047(a)(l)	823	825
Series 2017-2A, Class A2, 2.64%, 7/25/2047(a)(l)	3,128	3,110
Series 2018-1, Class A2, 3.03%, 2/25/2048(a)(l)	1,762	1,761
Series 2018-INV1, Class B1, 4.55%, 3/25/2058‡(a)(l)	5,320	5,315
Series 2018-2, Class A2, 3.78%, 6/1/2058(a)(l)	4,971	5,014
Series 2018-3, Class A2, 4.18%, 10/25/2058(a)(l)	7,742	7,902
Series 2018-INV2, Class A2, 4.40%, 10/25/2058(a)(l)	8,676	8,869
Series 2019-2, Class A1, 3.21%, 4/25/2059(a)(l)	12,780	12,780
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-7, Class 1A2, 2.88%, 9/25/2035(l)	1,692	1,396
Series 2005-8, Class 1A8, 5.50%, 10/25/2035	131	128
Wells Fargo Alternative Loan Trust Series 2005-1, Class 1A2, 5.50%, 2/25/2035	749	765
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-17, Class A1, 5.50%, 11/25/2021	135	135
Series 2007-3, Class 3A1, 5.50%, 4/25/2022	88	90
Series 2005-16, Class A8, 5.75%, 12/25/2035	381	409
Series 2006-11, Class A4, 5.00%, 9/25/2036	1,242	1,171
Series 2006-11, Class A13, 6.00%, 9/25/2036	3	3
Series 2006-11, Class A8, 6.00%, 9/25/2036	1,504	1,466
Series 2006-11, Class A9, 6.50%, 9/25/2036	849	841
Series 2007-10, Class 1A5, 6.00%, 7/25/2037	1,310	1,318
Series 2007-11, Class A85, 6.00%, 8/25/2037	590	564
Series 2007-11, Class A96, 6.00%, 8/25/2037	119	119

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,327,743)		1,336,706

ASSET-BACKED SECURITIES — 7.9%
ABFC Trust Series 2006-OPT2, Class A2, 2.57%, 10/25/2036‡(l)	20,669	19,828
Accredited Mortgage Loan Trust Series 2003-3, Class A1, 5.21%, 1/25/2034‡(j)	1,974	2,069
ACE Securities Corp. Home Equity Loan Trust Series 2006-FM1, Class A2B, 2.52%, 7/25/2036‡(l)	28,927	10,302
Ally Auto Receivables Trust Series 2017-5, Class A3, 1.99%, 3/15/2022	17,933	17,881
American Express Credit Account Master Trust Series 2017-8, Class A, 2.56%, 5/16/2022(l)	23,504	23,510
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-7, Class M1, 3.70%, 8/25/2033‡(l)	611	611
Asset-Backed Securities Corp. Home Equity Loan Trust Series 2003-HE7, Class M2, 4.15%, 12/15/2033‡(l)	921	926
Bear Stearns Asset-Backed Securities Trust Series 2004-SD1, Class M2, 5.82%, 12/25/2042‡(j)	827	831
Capital One Multi-Asset Execution Trust Series 2014-A4, Class A4, 2.80%, 6/15/2022(l)	34,007	34,026
Carrington Mortgage Loan Trust
Series 2005-NC5, Class M1, 2.91%, 10/25/2035‡(l)	18,972	19,006
Series 2006-NC2, Class A3, 2.58%, 6/25/2036‡(l)	23,358	23,111
Series 2007-RFC1, Class A2, 2.53%, 12/25/2036‡(l)	2,125	2,118
Series 2007-FRE1, Class A2, 2.63%, 2/25/2037(l)	5,851	5,825
Series 2007-HE1, Class A2, 2.58%, 6/25/2037‡(l)	3,507	3,488

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Centex Home Equity Loan Trust Series 2005-A, Class M2, 3.18%, 1/25/2035‡(l)	2,652	2,617
Citibank Credit Card Issuance Trust
Series 2017-A9, Class A9, 1.80%, 9/20/2021	26,596	26,536
Series 2017-A4, Class A4, 2.69%, 4/7/2022(l)	24,622	24,637
Series 2016-A3, Class A3, 2.96%, 12/7/2023(l)	9,605	9,671
Series 2017-A7, Class A7, 2.84%, 8/8/2024(l)	35,729	35,784
Countrywide Asset-Backed Certificates
Series 2006-8, Class 2A3, 2.59%, 12/25/2035‡(l)	8,906	8,803
Series 2006-BC3, Class 2A3, 2.67%, 2/25/2037‡(l)	6,853	6,833
Series 2007-2, Class 2A3, 2.57%, 8/25/2037‡(l)	7,502	7,380
Series 2007-8, Class 2A3, 2.62%, 11/25/2037‡(l)	17,866	17,711
Credit-Based Asset Servicing & Securitization LLC Series 2006-CB8, Class A1, 2.57%, 10/25/2036‡(l)	12,200	11,255
CWABS Asset-Backed Certificates Trust
Series 2006-14, Class 2A2, 2.58%, 2/25/2037‡(l)	1,149	1,148
Series 2006-18, Class 2A2, 2.59%, 3/25/2037‡(l)	13,752	13,643
Series 2006-11, Class 3AV2, 2.59%, 9/25/2046‡(l)	7,016	6,919
CWABS, Inc. Asset-Backed Certificates Series 2004-1, Class M2, 3.25%, 3/25/2034‡(l)	519	517
Discover Card Execution Note Trust
Series 2017-A3, Class A3, 2.67%, 10/17/2022(l)	6,183	6,191
Series 2017-A1, Class A1, 2.93%, 7/15/2024(l)	8,864	8,921
Ellington Loan Acquisition Trust
Series 2007-2, Class A2E, 3.53%, 5/25/2037‡(a)(l)	2,171	2,178
FBR Securitization Trust
Series 2005-2, Class M2, 3.18%, 9/25/2035‡(l)	14,372	14,407
Series 2005-5, Class M1, 3.12%, 11/25/2035‡(l)	9,212	9,184
Fieldstone Mortgage Investment Trust Series 2006-2, Class 2A3, 2.70%, 7/25/2036‡(l)	3,587	2,031
First Franklin Mortgage Loan Trust
Series 2006-FF8, Class IA1, 2.57%, 7/25/2036‡(l)	14,237	14,111
Series 2006-FF12, Class A4, 2.57%, 9/25/2036‡(l)	1,630	1,617
Series 2006-FF14, Class A5, 2.59%, 10/25/2036‡(l)	25,599	25,148
Ford Credit Auto Owner Trust
Series 2015-B, Class B, 2.04%, 10/15/2020	18,928	18,915
Series 2017-C, Class A3, 2.01%, 3/15/2022	22,893	22,829
Series 2016-2, Class A, 2.03%, 12/15/2027(a)	19,412	19,292
FREED ABS Trust
Series 2018-1, Class B, 4.56%, 7/18/2024‡(a)	4,084	4,163
Series 2019-1, Class B, 3.87%, 6/18/2026(a)	4,705	4,752
Fremont Home Loan Trust
Series 2005-1, Class M4, 3.45%, 6/25/2035‡(l)	4,112	4,126
Series 2006-1, Class 1A1, 2.58%, 4/25/2036(l)	11,335	11,275
GSAA Home Equity Trust
Series 2007-5, Class 1AV1, 2.53%, 5/25/2037‡(l)	7,477	3,695
Series 2007-7, Class 1A2, 2.61%, 7/25/2037‡(l)	3,156	3,049
GSAMP Trust
Series 2005-WMC1, Class M1, 3.16%, 9/25/2035‡(l)	4,022	4,011
Series 2006-FM1, Class A1, 2.59%, 4/25/2036‡(l)	12,727	9,915
Series 2006-HE3, Class A2C, 2.59%, 5/25/2046(l)	12,683	12,527
Series 2007-HE1, Class A2C, 2.58%, 3/25/2047‡(l)	19,543	19,196
Home Equity Asset Trust Series 2005-9, Class 2A4, 2.77%, 4/25/2036‡(l)	731	731
Home Equity Mortgage Loan Asset-Backed Trust
Series 2004-B, Class M2, 3.55%, 11/25/2034‡(l)	923	923
Series 2006-C, Class 2A, 2.56%, 8/25/2036‡(l)	14,867	14,047
Series 2006-C, Class 3A3, 2.58%, 8/25/2036‡(l)	4,588	4,443
JP Morgan Mortgage Acquisition Trust
Series 2006-CW2, Class AV4, 2.58%, 8/25/2036‡(l)	590	586
Series 2007-CH3, Class A1A, 2.60%, 3/25/2037‡(l)	30,494	30,351
Long Beach Mortgage Loan Trust Series 2004-3, Class M1, 3.28%, 7/25/2034‡(l)	995	987
MASTR Asset-Backed Securities Trust
Series 2006-HE4, Class A2, 2.54%, 11/25/2036‡(l)	6,310	2,971
Series 2006-HE4, Class A3, 2.58%, 11/25/2036‡(l)	8,091	3,843

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-H1, Class 1A1, 3.43%, 10/25/2037‡(l)	12,557	12,721
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-SD3, Class M1, 3.48%, 6/25/2034‡(a)(l)	756	757
Series 2005-HE3, Class M4, 3.40%, 7/25/2035‡(l)	3,057	3,061
Series 2007-HE7, Class A2B, 3.43%, 7/25/2037‡(l)	3,848	3,821
Nationstar Home Equity Loan Trust Series 2007-C, Class 2AV3, 2.61%, 6/25/2037‡(l)	3,355	3,344
New Century Home Equity Loan Trust
Series 2003-5, Class AI7, 5.06%, 11/25/2033‡(l)	5	6
Series 2006-2, Class A2B, 2.59%, 8/25/2036‡(l)	12,992	12,475
Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2006-HE1, Class M1, 2.84%, 2/25/2036‡(l)	2,601	2,610
NovaStar Mortgage Funding Trust
Series 2006-4, Class A2C, 2.58%, 9/25/2036‡(l)	12,811	7,015
Series 2006-4, Class A2D, 2.68%, 9/25/2036‡(l)	4,847	2,687
Series 2007-1, Class A1A, 2.56%, 3/25/2037‡(l)	20,169	15,224
Onemain Financial Issuance Trust Series 2018-1A, Class D, 4.08%, 3/14/2029‡(a)	3,336	3,405
OneMain Financial Issuance Trust
Series 2015-2A, Class D, 5.64%, 7/18/2025‡(a)	15,224	15,294
Series 2016-2A, Class C, 5.67%, 3/20/2028‡(a)(j)	6,153	6,194
Series 2016-1A, Class B, 4.57%, 2/20/2029‡(a)	6,352	6,451
Series 2018-1A, Class C, 3.77%, 3/14/2029‡(a)	6,713	6,845
Series 2019-1A, Class B, 3.79%, 2/14/2031‡(a)	9,495	9,729
Series 2017-1A, Class A2, 3.25%, 9/14/2032(a)(l)	9,141	9,161
Series 2017-1A, Class C, 3.35%, 9/14/2032‡(a)	3,761	3,756
Series 2017-1A, Class D, 4.52%, 9/14/2032‡(a)	35,917	36,071
Option One Mortgage Loan Trust
Series 2004-3, Class M2, 3.28%, 11/25/2034‡(l)	772	777
Series 2005-3, Class M2, 3.16%, 8/25/2035(l)	3,070	3,075
Ownit Mortgage Loan Trust Series 2006-1, Class AV, 2.66%, 12/25/2035‡(l)	7,657	7,594
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WHQ3, Class M3, 3.13%, 6/25/2035‡(l)	9,874	9,883
People’s Choice Home Loan Securities Trust Series 2005-4, Class 1A2, 2.95%, 12/25/2035‡(l)	2,213	2,176
Popular ABS Mortgage Pass-Through Trust Series 2005-4, Class M1, 2.89%, 9/25/2035‡(l)	7,478	7,509
RAAC Trust Series 2007-SP2, Class A2, 2.83%, 6/25/2047‡(l)	2,085	2,085
RASC Trust
Series 2005-KS2, Class M1, 3.07%, 3/25/2035‡(l)	1,812	1,814
Series 2007-KS3, Class AI3, 2.68%, 4/25/2037‡(l)	4,974	4,935
Regional Management Issuance Trust
Series 2018-1, Class A, 3.83%, 7/15/2027(a)	7,550	7,581
Series 2018-2, Class A, 4.56%, 1/18/2028(a)	7,126	7,283
Renaissance Home Equity Loan Trust
Series 2005-4, Class A3, 5.56%, 2/25/2036(j)	13	13
Saxon Asset Securities Trust
Series 2002-3, Class AF6, 5.41%, 5/25/2031‡(j)	1,306	1,358
Series 2001-3, Class AV1, 2.97%, 9/25/2031‡(l)	2,896	2,899
Series 2007-1, Class A2C, 2.58%, 1/25/2047‡(l)	7,419	7,332
Securitized Asset-Backed Receivables LLC Trust
Series 2006-NC3, Class A1, 2.57%, 9/25/2036‡(l)	13,286	9,340
Series 2007-NC2, Class A2B, 2.57%, 1/25/2037‡(l)	4,098	3,231
Soundview Home Loan Trust
Series 2005-2, Class M5, 3.42%, 7/25/2035‡(l)	3,383	3,410
Series 2005-OPT3, Class A1, 2.69%, 11/25/2035‡(l)	6,006	6,005
Series 2006-1, Class A4, 2.73%, 2/25/2036‡(l)	5,066	5,065
Series 2006-OPT1, Class 1A1, 2.61%, 3/25/2036‡(l)	20,044	19,992
Series 2006-OPT2, Class A3, 2.61%, 5/25/2036‡(l)	3,136	3,132
Series 2006-OPT4, Class 1A1, 2.58%, 6/25/2036‡(l)	17,333	17,189
Series 2006-OPT3, Class 1A1, 2.58%, 6/25/2036‡(l)	28,677	28,593
Series 2006-EQ1, Class A3, 2.59%, 10/25/2036‡(l)	8,219	8,180
Series 2007-1, Class 2A3, 2.60%, 3/25/2037‡(l)	4,679	4,663
Series 2007-OPT3, Class 2A3, 2.61%, 8/25/2037‡(l)	4,349	4,266

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Springleaf Funding Trust
Series 2015-AA, Class A, 3.16%, 11/15/2024(a)	2,195	2,195
Series 2017-AA, Class B, 3.10%, 7/15/2030(a)	7,463	7,464
Series 2017-AA, Class C, 3.86%, 7/15/2030‡(a)	1,943	1,977
Structured Asset Investment Loan Trust
Series 2005-4, Class M3, 3.15%, 5/25/2035‡(l)	3,666	3,680
Series 2006-2, Class A3, 2.79%, 4/25/2036(l)	11,444	11,249
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC5, Class A4, 2.60%, 12/25/2036‡(l)	2,486	2,432
Series 2007-WF1, Class A4, 2.63%, 2/25/2037‡(l)	8,556	8,524
Terwin Mortgage Trust Series 2006-3, Class 2A2, 2.64%, 4/25/2037(a)(l)	5,038	4,969
Wells Fargo Home Equity Asset-Backed Securities Trust Series 2006-3, Class A2, 2.58%, 1/25/2037‡(l)	2,533	2,526

TOTAL ASSET-BACKED SECURITIES (Cost $992,927)		1,002,424

LOAN ASSIGNMENTS — 5.8%(n)
Aerospace & Defense — 0.0%(c)
MacDonald Dettwiler and Associates Ltd., Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.19%, 10/4/2024(b)(o)	609	535
TransDigm Group, Inc., 1st Lien Term Loan F (ICE LIBOR USD 1 Month + 2.50%), 4.94%, 6/9/2023(b)	3,855	3,785

		4,320

Auto Components — 0.1%
USI, Inc., Term Loan (ICE LIBOR USD 3 Month + 3.00%), 5.60%, 5/16/2024(b)	7,914	7,685

Building Products — 0.0%(c)
Continental Building Products, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 4.44%, 8/18/2023(b)	2,419	2,403
Summit Materials LLC, Term Loan (ICE LIBOR USD 1 Month + 2.00%), 4.44%, 11/21/2024(b)	2,406	2,391

		4,794

Chemicals — 0.1%
Momentive Performance, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 5.65%, 5/15/2024(b)(o)	7,125	7,094
Starfruit US Holdco, 1st Lien Senior Secured Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.72%, 10/1/2025(b)	3,985	3,949

		11,043

Commercial Services & Supplies — 0.2%
Garda World Security, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 6.12%, 5/24/2024(b)	7,494	7,427
Nielsen Finance LLC, 1st Lien Term Loan B-4 (ICE LIBOR USD 1 Month + 2.00%), 4.46%, 10/4/2023(b)	3,820	3,757
Prime Security Services Borrower LLC, Term Loan B-1 (ICE LIBOR USD 1 Month + 2.75%), 5.19%, 5/2/2022(b)	9,185	9,086

		20,270

Communications Equipment — 0.1%
Avaya, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.69%, 12/15/2024(b)	4,558	4,458
CommScope, Inc., 1st Lien Term Loan B-2 (ICE LIBOR USD 1 Month + 3.25%), 5.69%, 4/6/2026(b)	5,562	5,534
Plantronics, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 4.94%, 7/2/2025(b)	4,742	4,713

		14,705

Consumer Finance — 0.1%
Flying Fortress Holdings LLC, Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 4.35%, 10/30/2022(b)	11,801	11,773

Containers & Packaging — 0.3%
Berry Global, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 2.00%), 4.45%, 10/1/2022(b)	3,900	3,868
(ICE LIBOR USD 1 Month + 2.00%), 4.45%, 1/19/2024(b)	1,687	1,670
Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 5.85%, 4/3/2024(b)	14,244	13,857

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Consolidated Container, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.19%, 5/22/2024(b)	3,865	3,826
Crown Americas, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 4.45%, 4/3/2025(b)	633	635
Flex Acquisition Co., Inc., Term Loan (ICE LIBOR USD 3 Month + 3.00%), 5.63%, 12/29/2023(b)	2,512	2,407
Reynolds Group Holdings, Inc., Term Loan (ICE LIBOR USD 1 Month + 2.75%), 5.19%, 2/5/2023(b)	4,841	4,795
Viskase Cos., Inc., Initial Term Loan (ICE LIBOR USD 3 Month + 3.25%), 5.85%, 1/30/2021(b)	2,882	2,745

		33,803

Diversified Consumer Services — 0.1%
Spin Holdco, Inc., Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 5.85%, 11/14/2022(b)	4,820	4,723
St George’s University Scholastic Services LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.94%, 7/17/2025(b)	4,052	4,058

		8,781

Diversified Financial Services — 0.0%(c)
Quidditch Acquisition, Inc., 1st Lien Cov-Lite Term Loan (ICE LIBOR USD 1 Month + 7.00%), 9.43%, 3/21/2025(b)	891	891

Diversified Telecommunication Services — 0.5%
Centurylink, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.19%, 1/31/2025(b)	17,930	17,422
Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.69%, 10/2/2024(b)(o)	11,219	11,193
Consolidated Communications, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.44%, 10/5/2023(b)	996	972
Dawn Acquisition LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 6.35%, 12/31/2025(b)	3,245	3,119
Getty Images, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.50%), 7.00%, 2/19/2026(b)	3,988	3,971
Hargray Communications Group, Inc., Senior Secured Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.19%, 5/16/2024(b)	768	760
Intelsat Jackson Holdings, 1st Lien Term Loan (Luxembourg) (ICE LIBOR USD 1 Month + 3.75%), 6.18%, 11/27/2023(b)	8,385	8,263
Level 3 Financing, Inc., Tranche B Term Loan (ICE LIBOR USD 1 Month + 2.25%), 4.69%, 2/22/2024(b)	8,665	8,520
Securus Technologies Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 6.94%, 11/1/2024(b)	2,389	2,282
Zayo Group LLC, Term Loan B-2 (ICE LIBOR USD 1 Month + 2.25%), 4.69%, 1/19/2024(b)	3,825	3,821

		60,323

Electric Utilities — 0.0%(c)
Carroll County Energy LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.60%, 2/16/2026(b)	2,556	2,568
Lightstone Holdco LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 6.19%, 1/30/2024(b)	2,483	2,453
Lightstone Holdco LLC, 1st Lien Term Loan C (ICE LIBOR USD 1 Month + 3.75%), 6.19%, 1/30/2024(b)	140	139

		5,160

Electrical Equipment — 0.0%(c)
Brookfield WEC Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 5.94%, 8/1/2025(b)	4,740	4,727

Electronic Equipment, Instruments & Components — 0.1%
II-VI, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 3.00%, 5/8/2026(b)(o)	8,616	8,546
VeriFone Systems, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 6.52%, 8/20/2025(b)	1,912	1,886

		10,432

Entertainment — 0.1%
AMC Entertainment Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.44%, 4/22/2026(b)(o)	5,415	5,390

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
WMG Acquisition Corp., 1st Lien Term Loan F (ICE LIBOR USD 1 Month + 2.13%), 4.56%, 11/1/2023(b)	5,807	5,735

		11,125

Equity Real Estate Investment Trusts (REITs) — 0.0%(c)
GGP, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.94%, 8/27/2025(b)	5,138	4,994

Food & Staples Retailing — 0.3%
Albertson’s LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 5.44%, 6/22/2023(b)	12,846	12,780
Albertson’s LLC, 1st Lien Term Loan B-7 (ICE LIBOR USD 1 Month + 3.00%), 5.44%, 11/17/2025(b)	7,567	7,511
Moran Foods LLC, Term Loan B (ICE LIBOR USD 3 Month + 6.00%), 8.60%, 12/5/2023(b)	15,914	8,256
United Natural Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.69%, 10/22/2025(b)	7,009	5,992

		34,539

Food Products — 0.1%
Dole Food Co., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%; ICE LIBOR USD 2 Month + 2.75%; ICE LIBOR USD 3 Month + 1.75%), 5.22%, 4/6/2024(b)	8,988	8,749
Hearthside Group Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.69%), 6.13%, 5/23/2025(b)	2,347	2,290
JBS USA LLC, 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 2.50%), 5.03%, 5/1/2026(b)	1,603	1,599

		12,638

Health Care Equipment & Supplies — 0.0%(c)
Mallinckrodt International Finance SA, Term Loan (ICE LIBOR USD 2 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%), 5.53%, 2/24/2025(b)	1,752	1,531
Mallinckrodt International Finance SA, Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 5.35%, 9/24/2024(b)(o)	550	483

		2,014

Health Care Providers & Services — 0.4%
21st Century Oncology, Inc., 1st Lien Revolver Term Loan (ICE LIBOR USD 3 Month + 6.13%), 7.79%, 1/14/2022‡(b)	678	677
Air Medical Group Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.68%, 3/14/2025(b)	10,001	9,789
Envision Healthcare Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 6.19%, 10/10/2025(b)	22,553	20,477
Medical Developers LLC, Term Loan (ICE LIBOR USD 3 Month + 8.00%), 8.00%, 10/15/2021‡(b)	955	955
MultiPlan, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 5.35%, 6/7/2023(b)	11,482	11,217
Sound Inpatient Physicians Holdings LLC, 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 6.75%), 9.19%, 6/26/2026(b)	537	534
Tennessee Merger Sub, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.19%, 2/6/2024(b)	7,718	6,941

		50,590

Healthcare Providers & Services — 0.0%(c)
NVA Holdings, Inc., 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 3.50%), 5.94%, 2/2/2025(b)	2,063	2,055

Hotels, Restaurants & Leisure — 0.1%
1011778 BC ULC, 1st Lien Term Loan B (Canada) (ICE LIBOR USD 1 Month + 2.25%), 4.69%, 2/16/2024(b)	4,461	4,401
CEOC LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 4.44%, 10/7/2024(b)	1,985	1,962
Equinox Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.44%, 3/8/2024(b)	4,787	4,766
Golden Nugget, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.19%, 10/4/2023(b)	1,653	1,642
MGM Resorts International, 1st Lien Term Loan A (ICE LIBOR USD 1 Month + 2.00%), 4.44%, 12/21/2023(b)	2,630	2,607

		15,378

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Household Products — 0.1%
Clover Merger Sub, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 5.94%, 9/26/2024(b)	5,173	4,953
Kronos Acquisition Intermediate Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 6.43%, 5/15/2023(b)	2,470	2,332

		7,285

Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp., Term Loan (ICE LIBOR USD 3 Month + 2.50%), 5.11%, 1/15/2024(b)(o)	4,784	4,753
ExGen Renewables IV LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.00%), 5.53%, 11/28/2024(b)	3,469	3,290
Invenergy LLC, Term Loan (ICE LIBOR USD 3 Month + 3.50%), 6.10%, 8/28/2025(b)	3,335	3,354
Talen Energy Supply LLC, Term Loan B-1 (ICE LIBOR USD 1 Month + 4.00%), 6.44%, 7/15/2023(b)	1,423	1,419
Talen Energy Supply, Term Loan B-2 (ICE LIBOR USD 1 Month + 4.00%), 6.45%, 4/15/2024(b)	3,211	3,202

		16,018

Insurance — 0.2%
Alliant Holdings I, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.43%, 5/9/2025(b)	7,819	7,610
Asurion LLC, 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 6.50%), 8.94%, 8/4/2025(b)	1,862	1,891
Asurion LLC, Term Loan B-7 (ICE LIBOR USD 1 Month + 3.00%), 5.44%, 11/3/2024(b)	5,219	5,192
HUB International Ltd., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%), 5.34%, 4/25/2025(b)	7,584	7,379

		22,072

IT Services — 0.3%
BMC Software Finance, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 6.85%, 10/2/2025(b)	4,714	4,626
Dun & Bradstreet Corp. (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 7.43%, 2/6/2026(b)	2,628	2,622
Ensono LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 5.25%), 7.68%, 6/27/2025(b)	934	930
Evergreen Skills Lux SARL, 1st Lien Initial Term Loan (ICE LIBOR USD 1 Month + 4.75%), 7.19%, 4/28/2021(b)	3,777	3,179
Exela Intermediate LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.50%), 9.38%, 7/12/2023(b)	4,525	3,779
GTT Communications, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.19%, 5/31/2025(b)	3,640	3,357
Optiv Security, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.69%, 2/1/2024(b)	4,640	4,309
Optiv Security, Inc., 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 7.25%), 9.69%, 1/31/2025(b)	5,350	4,895
Rackspace Hosting, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%), 5.58%, 11/3/2023(b)	4,874	4,503
Web.Com Group, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 6.20%, 10/10/2025(b)	3,388	3,346

		35,546

Leisure Products — 0.2%
Delta 2 SARL, 1st Lien Term loan B (ICE LIBOR USD 1 Month + 2.50%), 4.94%, 2/1/2024(b)	3,015	2,941
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 10.00%), 12.62%, 5/15/2022‡(b)	3,204	3,185
Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 6.95%, 12/22/2025(b)	11,305	10,740
Steinway Musical Instruments, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 6.19%, 2/14/2025(b)	10,167	9,964

		26,830

Machinery — 0.1%
Titan Acquisition Ltd., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.44%, 3/28/2025(b)	10,068	9,655

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Materials — 0.0%(c)
Gates Global LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.19%, 4/1/2024(b)	2,913	2,889

Media — 0.4%
Altice Financing SA, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.18%, 1/31/2026(b)	4,856	4,637
CBS Radio, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.18%, 11/18/2024(b)	1,979	1,975
Cineworld Finance US, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.69%, 2/28/2025(b)	3,637	3,571
Hoya Midco LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 5.94%, 6/30/2024(b)	5,932	5,825
iHeartCommunications, Inc., Exit Term Loan (ICE LIBOR USD 3 Month + 4.00%), 6.58%, 5/1/2026(b)	7,437	7,439
Meredith Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.19%, 1/31/2025(b)	3,922	3,911
Numericable US LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.69%), 6.13%, 1/31/2026(b)	2,462	2,365
Sinclair Broadcast Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.69%, 1/3/2024(b)	3,811	3,792
Tribune Media Co., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.44%, 1/26/2024(b)	2,242	2,238
Tribune Media Co., Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.44%, 12/27/2020(b)	2,804	2,801
UFC Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.75%, 8/18/2023(b)	833	831
Unitymedia Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 4.44%, 6/1/2023(b)	1,730	1,721
Univision Communications, Inc., 1st Lien Term Loan C-5 (ICE LIBOR USD 1 Month + 2.75%), 5.19%, 3/15/2024(b)	4,565	4,325
Zuffa LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.75%, 8/18/2023(b)	7,517	7,496

		52,927

Multiline Retail — 0.1%
Neiman Marcus Group, Inc., Other Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.72%, 10/25/2020(b)(o)	12,013	10,800

Oil, Gas & Consumable Fuels — 0.5%
California Resources Corp., 1st Lien Second Out Term Loan (ICE LIBOR USD 1 Month + 10.38%), 12.80%, 12/31/2021(b)	6,630	6,676
California Resources Corp., Senior Secured First Out (ICE LIBOR USD 1 Month + 4.75%), 7.18%, 12/31/2022(b)	7,137	6,774
Encino Acquisition Partners Holdings, 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 6.75%), 9.19%, 10/29/2025(b)	1,483	1,364
Epic Crude Services LP, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 7.44%, 3/2/2026(b)	12,025	11,841
Gulf Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.25%; ICE LIBOR USD 3 Month + 5.25%), 7.78%, 8/25/2023(b)	14,769	12,160
Kestrel Acquisition LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.69%, 6/2/2025(b)	5,985	5,815
Lower Cadence Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.50%), 6.44%, 5/8/2026(b)(o)	2,006	2,002
MEG Energy Corp., 1st Lien Term Loan B (Canada) (ICE LIBOR USD 1 Month + 3.50%), 5.94%, 12/31/2023(b)	2,616	2,609
Prairie Eci Acquiror LP, 1st Lien Term Loan (ICE LIBOR USD 6 Month + 4.75%), 7.37%, 3/11/2026(b)	1,082	1,089
Ultra Resources, Inc., Term Loan (ICE LIBOR USD 1 Month + 0.25%), 6.18%, 4/12/2024(b)	17,006	14,081

		64,411

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Personal Products — 0.0%(c)
Revlon Consumer Products Corp., Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 6.02%, 9/7/2023(b)	2,416	1,955

Pharmaceuticals — 0.1%
Valeant Pharmaceuticals International, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.47%, 6/2/2025(b)	14,417	14,361

Real Estate Management & Development — 0.1%
CityCenter Holdings LLC, Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.69%, 4/18/2024(b)	9,044	8,949

Software — 0.3%
Ascend Learning LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.44%, 7/12/2024(b)	3,122	3,089
Barracuda Networks, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 5.77%, 2/12/2025(b)	1,612	1,606
Greeneden US Holdings II LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.69%, 12/1/2023(b)	3,038	3,004
Infor US, Inc., Tranche B-6 Term Loan (ICE LIBOR USD 1 Month + 2.75%), 5.19%, 2/1/2022(b)	5,160	5,138
Landesk Software Group, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 6.72%, 1/20/2024(b)	2,692	2,672
Landesk Software Group, Inc., 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 9.00%), 11.47%, 1/20/2025(b)	2,820	2,768
Misys, Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 6.10%, 6/13/2024(b)	4,722	4,619
Qlik Technologies, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 6.37%, 4/26/2024(b)	4,216	4,154
SolarWinds Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.19%, 2/5/2024(b)	2,568	2,546
Solera LLC, Dollar Term Loan (ICE LIBOR USD 1 Month + 2.75%), 5.19%, 3/3/2023(b)	3,321	3,296
Sonicwall, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 7.50%), 10.02%, 5/18/2026(b)	700	651

		33,543

Specialty Retail — 0.5%
Claire’s Stores, Inc., 1st Lien Term Loan (ICE LIBOR USD 6 Month + 7.25%), 9.94%, 10/12/2038‡(b)(p)	4,510	6,991
Michaels Stores, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.93%, 1/30/2023(b)	2,531	2,493
Party City Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 4.94%, 8/19/2022(b)	2,410	2,392
Petco Animal Supplies, Inc., 1st Lien Term Loan B-1 (ICE LIBOR USD 3 Month + 3.25%), 5.83%, 1/26/2023(b)	11,747	8,945
PetSmart, Inc., Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.72%, 3/11/2022(b)	12,457	11,965
Staples, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 5.00%), 7.60%, 4/16/2026(b)	28,973	27,959

		60,745

Technology Hardware, Storage & Peripherals — 0.1%
Financial & Risk US Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 6.19%, 10/1/2025(b)	1,217	1,186
Quest Software US Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%; ICE LIBOR USD 3 Month + 8.25%), 6.83%, 5/16/2025(b)	5,244	5,145
Quest Software US Holdings, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 8.25%), 10.83%, 5/18/2026(b)	1,104	1,085
Radiate Holdco LLC, Term Loan (ICE LIBOR USD 1 Month + 3.00%), 5.44%, 2/1/2024(b)	2,413	2,375

		9,791

Textiles, Apparel & Luxury Goods — 0.0%(c)
Samsonite IP Holdings SARL, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 4.19%, 4/25/2025(b)	2,913	2,853

Transportation Infrastructure — 0.0%(c)
Sirva Worldwide, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 9.50%), 12.07%, 8/3/2026(b)	800	640

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
Wireless Telecommunication Services — 0.1%
A2Z Wireless Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.00%), 8.47%, 5/1/2023(b)(o)		3,575	3,338
Sprint Communications, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 5.00%, 2/2/2024(b)		6,591	6,438
Syniverse Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 5.00%), 7.44%, 3/9/2023(b)		5,676	5,276
Syniverse Holdings, Inc., 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 9.00%), 11.44%, 3/11/2024(b)		1,520	1,148

			16,200

TOTAL LOAN ASSIGNMENTS (Cost $757,345)			729,510

		Shares (000)
CLOSED END FUNDS — 1.0%
Advent Claymore Convertible Securities and Income Fund		178	2,533
BlackRock Corporate High Yield Fund, Inc.		3,392	34,460
BlackRock Debt Strategies Fund, Inc.		1,044	10,951
Blackstone/GSO Strategic Credit Fund		1,247	17,911
Eaton Vance Floating-Rate Income Trust		557	7,514
Eaton Vance Senior Income Trust		742	4,536
Invesco Dynamic Credit Opportunities Fund		839	9,095
Invesco Senior Income Trust		465	1,933
Nuveen Credit Strategies Income Fund		1,670	12,876
Nuveen Floating Rate Income Opportunity Fund		499	4,783
PGIM Global High Yield Fund, Inc.		833	11,417
Voya Prime Rate Trust		452	2,137

TOTAL CLOSED END FUNDS (Cost $116,964)			120,146

		Principal Amount (000)
CONVERTIBLE BONDS — 0.6%
Biotechnology — 0.0%(c)
BioMarin Pharmaceutical, Inc. 0.60%, 8/1/2024		930	940
Exact Sciences Corp. 1.00%, 1/15/2025		1,198	1,876

			2,816

Capital Markets — 0.1%
Ares Capital Corp. 3.75%, 2/1/2022		1,314	1,317
Deutsche Bank AG (Germany) 1.00%, 5/1/2023		1,065	1,011
Orpar SA (France) Zero Coupon, 6/20/2024(g)	EUR	900	1,080
SBI Holdings, Inc. (Japan) Zero Coupon, 9/14/2020(g)	JPY	120,000	1,658

			5,066

Communications Equipment — 0.0%(c)
Finisar Corp. 0.50%, 12/15/2036		1,350	1,299
Viavi Solutions, Inc. 1.00%, 3/1/2024		948	1,045

			2,344

Construction & Engineering — 0.0%(c)
Dycom Industries, Inc. 0.75%, 9/15/2021		702	673

Construction Materials — 0.0%(c)
Cemex SAB de CV (Mexico) 3.72%, 3/15/2020		741	736

Diversified Consumer Services — 0.0%(c)
Chegg, Inc. 0.13%, 3/15/2025(a)		782	761

Electronic Equipment, Instruments & Components — 0.0%(c)
Vishay Intertechnology, Inc. 2.25%, 6/15/2025(a)		1,537	1,363

Energy Equipment & Services — 0.0%(c)
Ensco Jersey Finance Ltd. 3.00%, 1/31/2024		1,197	904
TechnipFMC plc (United Kingdom) 0.88%, 1/25/2021(g)	EUR	600	693
Transocean, Inc. 0.50%, 1/30/2023		1,261	1,220

			2,817

Entertainment — 0.0%(c)
iQIYI, Inc. (China) 2.00%, 4/1/2025(a)		1,053	951
Live Nation Entertainment, Inc. 2.50%, 3/15/2023		1,736	1,960

			2,911

Health Care Equipment & Supplies — 0.0%(c)
Wright Medical Group, Inc. 1.63%, 6/15/2023(a)		1,329	1,480

Hotels, Restaurants & Leisure — 0.0%(c)
Caesars Entertainment Corp. 5.00%, 10/1/2024		983	1,395
Huazhu Group Ltd. (China) 0.38%, 11/1/2022		498	505

			1,900

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
Household Durables — 0.0%(c)
Sony Corp. (Japan) Series 6, Zero Coupon, 9/30/2022	JPY	163,000	1,881

Interactive Media & Services — 0.0%(c)
Twitter, Inc. 1.00%, 9/15/2021		1,770	1,692
Weibo Corp. (China) 1.25%, 11/15/2022		2,074	1,812
Zillow Group, Inc. 2.00%, 12/1/2021		570	626

			4,130

Internet & Direct Marketing Retail — 0.1%
Booking Holdings, Inc. 0.35%, 6/15/2020		2,551	3,290
Ctrip.com International Ltd. (China)
1.00%, 7/1/2020		1,014	984
1.99%, 7/1/2025		1,856	1,908
IAC FinanceCo, Inc. 0.88%, 10/1/2022(a)		700	1,070
Liberty Expedia Holdings, Inc. 1.00%, 6/30/2047(a)		445	436
MercadoLibre, Inc. (Argentina) 2.00%, 8/15/2028(a)		847	1,235

			8,923

IT Services — 0.1%
Akamai Technologies, Inc. 0.13%, 5/1/2025		897	922
Euronet Worldwide, Inc. 0.75%, 3/15/2049(a)		1,807	2,087
Square, Inc. 0.50%, 5/15/2023(a)		1,747	1,916
Twilio, Inc. 0.25%, 6/1/2023		615	1,200

			6,125

Life Sciences Tools & Services — 0.0%(c)
Illumina, Inc. 0.50%, 6/15/2021		1,343	1,824

Machinery — 0.0%(c)
Fortive Corp. 0.88%, 2/15/2022(a)		480	486

Media — 0.0%(c)
DISH Network Corp.
2.38%, 3/15/2024		1,634	1,417
3.38%, 8/15/2026		1,063	977
Liberty Interactive LLC 1.75%, 9/30/2046(a)		439	532
Liberty Media Corp. 1.38%, 10/15/2023		1,673	1,832

			4,758

Multi-Utilities — 0.0%(c)
CenterPoint Energy, Inc. 4.52%, 9/15/2029(j)		11,006 Units	520

Oil, Gas & Consumable Fuels — 0.1%
Chesapeake Energy Corp. 5.50%, 9/15/2026(j)		5,690	4,609
Golar LNG Ltd. (Bermuda) 2.75%, 2/15/2022		933	863
TOTAL SA (France) Series FP, 0.50%, 12/2/2022(g)		800	827

			6,299

Pharmaceuticals — 0.0%(c)
Jazz Investments I Ltd. 1.88%, 8/15/2021		885	870
Medicines Co. (The) 2.75%, 7/15/2023		997	962
Supernus Pharmaceuticals, Inc. 0.63%, 4/1/2023		732	693

			2,525

Semiconductors & Semiconductor Equipment — 0.1%
Advanced Micro Devices, Inc. 2.13%, 9/1/2026		531	1,861
Intel Corp. 3.25%, 8/1/2039		412	891
Microchip Technology, Inc.
1.63%, 2/15/2025		1,126	1,823
1.63%, 2/15/2027		1,370	1,494
2.25%, 2/15/2037		452	491
NXP Semiconductors NV (Netherlands) 1.00%, 12/1/2019		889	910
ON Semiconductor Corp. 1.00%, 12/1/2020		993	1,128
Silicon Laboratories, Inc. 1.38%, 3/1/2022		859	1,004

			9,602

Software — 0.1%
Atlassian, Inc. 0.63%, 5/1/2023		608	996
DocuSign, Inc. 0.50%, 9/15/2023(a)		486	517
FireEye, Inc. 0.88%, 6/1/2024(a)		438	426
New Relic, Inc. 0.50%, 5/1/2023		844	966
Nuance Communications, Inc. 1.00%, 12/15/2035		1,503	1,412
Palo Alto Networks, Inc. 0.75%, 7/1/2023(a)		2,445	2,529
Pluralsight, Inc. 0.38%, 3/1/2024(a)		403	435
RingCentral, Inc. Zero Coupon, 3/15/2023		303	472
ServiceNow, Inc. Zero Coupon, 6/1/2022		935	1,840

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Splunk, Inc. 1.13%, 9/15/2025(a)	585	623
Workday, Inc. 0.25%, 10/1/2022	830	1,234

		11,450

Technology Hardware, Storage & Peripherals — 0.0%(c)
Western Digital Corp. 1.50%, 2/1/2024(a)	653	558

TOTAL CONVERTIBLE BONDS (Cost $81,460)		81,948

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.6%
Lehman Brothers Small Balance Commercial Mortgage Trust Series 2007-2A, Class 1A3, 2.70%, 6/25/2037(a)(l)	4,872	4,812
Velocity Commercial Capital Loan Trust
Series 2014-1, Class M6, 8.72%, 9/25/2044‡(a)(l)	774	819
Series 2015-1, Class M3, 7.05%, 6/25/2045(a)(l)	7,372	7,657
Series 2015-1, Class M4, 7.40%, 6/25/2045(a)(l)	387	406
Series 2015-1, Class M5, 8.29%, 6/25/2045‡(a)(l)	2,924	3,105
Series 2016-1, Class M3, 6.81%, 4/25/2046‡(a)(l)	5,668	5,934
Series 2016-1, Class M7, 8.88%, 4/25/2046‡(a)(l)	4,748	5,098
Series 2016-1, Class M5, 8.88%, 4/25/2046‡(a)(l)	5,151	5,690
Series 2016-2, Class AFX, 3.00%, 10/25/2046(l)	6,130	6,098
Series 2016-2, Class M2, 4.46%, 10/25/2046‡(l)	1,188	1,207
Series 2016-2, Class M3, 5.50%, 10/25/2046‡(l)	1,360	1,418
Series 2016-2, Class M4, 7.23%, 10/25/2046‡(l)	1,774	1,859
Series 2017-1, Class AFL, 3.68%, 5/25/2047(a)(l)	8,373	8,397
Series 2017-1, Class M3, 5.35%, 5/25/2047‡(a)(l)	2,802	2,865
Series 2017-1, Class M4, 6.40%, 5/25/2047‡(a)(l)	3,231	3,372
Series 2017-1, Class M5, 7.95%, 5/25/2047‡(a)(l)	2,039	2,160
Series 2017-2, Class M4, 5.00%, 11/25/2047‡(a)(l)	3,854	3,890
Series 2018-1, Class M3, 4.41%, 4/25/2048‡(a)	1,386	1,426
Series 2018-1, Class M4, 5.01%, 4/25/2048‡(a)	886	912
Series 2018-1, Class M5, 6.26%, 4/25/2048‡(a)	452	465
Series 2018-2, Class M2, 4.51%, 10/26/2048‡(a)(l)	1,498	1,549
Series 2018-2, Class M3, 4.72%, 10/26/2048‡(a)(l)	1,419	1,469
Series 2018-2, Class M4, 5.32%, 10/26/2048‡(a)(l)	3,887	4,016

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $73,841)		74,624

	Shares (000)
COMMON STOCKS — 0.4%
Aerospace & Defense — 0.0%(c)
Remington Outdoor Co., Inc.*‡	310	465

Capital Markets — 0.1%
UCI Holdings LLC (New Zealand)*‡	273	6,279

Chemicals — 0.1%
Reichhold , Inc.*‡	9	7,290

Commercial Services & Supplies — 0.0%(c)
Remington LLC*‡	10,415	—	(i)

Communications Equipment — 0.0%(c)
Aspect Software, Class CR2*‡	111	—	(i)
Aspect Software, Inc., Class CR1*‡	275	—	(i)
Goodman Networks, Inc.*‡	213	—	(i)

		—	(i)

Energy Equipment & Services — 0.0%(c)
Telford Offshore Holdings Ltd. (Cayman Islands)*‡	204	115

Equity Real Estate Investment Trusts (REITs) — 0.1%
VICI Properties, Inc.	693	15,361

Health Care Providers & Services — 0.0%(c)
21st Century Oncology, Inc.*‡	16	574

Hotels, Restaurants & Leisure — 0.0%(c)
Caesars Entertainment Corp.*	203	1,781

Media — 0.1%
Clear Channel Outdoor Holdings, Inc.*	711	3,614
iHeartMedia, Inc., Class A*	35	582

		4,196

Mortgage Real Estate Investment Trusts (REITs) — 0.0%(c)
Ready Capital Corp.	56	812

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)	Value (000)
Oil, Gas & Consumable Fuels — 0.0%(c)
Halcon Resources Corp.*	489	105
Nine Point Energy Holdings, Inc.*‡	87	437
Penn Virginia Corp.*	37	1,130
Ultra Petroleum Corp.*	95	35

		1,707

Software — 0.0%(c)
Avaya Holdings Corp.*	109	1,375
Digital Turbine, Inc.*‡	1	—	(i)

		1,375

Specialty Retail — 0.0%(c)
Claire’s Stores, Inc.*‡	6	3,805

Wireless Telecommunication Services — 0.0%(c)
NII Holdings, Inc.*	777	1,475

TOTAL COMMON STOCKS (Cost $57,235)		45,235

	Principal Amount (000)
PRIVATE PLACEMENTS — 0.3%
Residential Loans — 0.3%
8995 Collins LLC (ICE LIBOR USD 1 Month + 7.50%), 9.97%, 11/4/2019‡(b)(Cost $40,600)	40,600	40,600

	Shares (000)
CONVERTIBLE PREFERRED STOCKS — 0.1%
Automobiles — 0.0%(c)
General Motors Co.
5.25%, 3/6/2032‡	1,533	—	(i)
1.50%, 7/15/2033‡	1,545	—	(i)

		—	(i)

Banks — 0.1%
Bank of America Corp. Series L, 7.25% ($1,000 par value)	2	2,599
Wells Fargo & Co. Series L, 7.50% ($1,000 par value)	2	3,300

		5,899

Chemicals — 0.0%(c)
International Flavors & Fragrances, Inc. 6.00%, 9/15/2021 ($50 par value)	26	1,324

Electric Utilities — 0.0%(c)
American Electric Power Co., Inc. 6.13%, 3/15/2022 ($50 par value)	10	538
NextEra Energy, Inc. 6.12%, 9/1/2019 ($50 par value)	19	1,218

		1,756

Equity Real Estate Investment Trusts (REITs) — 0.0%(c)
Crown Castle International Corp. Series A, 6.88%, 8/1/2020 ($1,000 par value)	1	1,158

Food Products — 0.0%(c)
Bunge Ltd. 4.88% ($100 par value)	9	878

Health Care Equipment & Supplies — 0.0%(c)
Becton Dickinson and Co. Series A, 6.13%, 5/1/2020 ($50 par value)	38	2,230
Danaher Corp. Series A, 4.75%, 4/15/2022 ($1,000 par value)	1	1,281

		3,511

Machinery — 0.0%(c)
Colfax Corp. 5.75%, 1/15/2022	4	507
Fortive Corp. Series A, 5.00%, 7/1/2021 ($1,000 par value)	1	972
Stanley Black & Decker, Inc. 5.38%, 5/15/2020 ($100 par value)	5	460

		1,939

Multi-Utilities — 0.0%(c)
Sempra Energy Series A, 6.00%, 1/15/2021 ($100 par value)	19	2,048

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $18,366)		18,513

PREFERRED STOCKS — 0.1%
Aerospace & Defense — 0.0%(c)
Rolls-Royce Holdings plc (United Kingdom)*‡	20	4,214

Automobiles — 0.0%(c)
General Motors Co.
7.25%, 4/15/2041‡	170	—	(i)
7.38%, 5/15/2048‡	581	—	(i)
0.68%, 6/1/2049‡	175	—	(i)
7.38%, 10/1/2051‡	51	—	(i)
7.25%, 2/15/2052‡	687	—	(i)
Motors Liquidation Co.
7.25%, 7/15/2041‡	505	—	(i)

		—	(i)

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)	Value (000)
Banks — 0.0%(c)
GMAC Capital Trust I Series 2, (ICE LIBOR USD 3 Month + 5.79%), 8.30%, 2/15/2040 ($25 par value)(b)	156	4,018

Communications Equipment — 0.0%(c)
Goodman Networks, Inc. (Preference) *‡	253	3

Oil, Gas & Consumable Fuels — 0.0%(c)
Nine Point Energy Holdings, Inc. *‡	2	1,722

Specialty Retail — 0.1%
Claire’s Stores, Inc. *‡	3	5,523

TOTAL PREFERRED STOCKS (Cost $9,804)		15,480

	Principal Amount (000)
FOREIGN GOVERNMENT SECURITIES — 0.1%
Export-Import Bank of Korea (South Korea) (ICE LIBOR USD 3 Month + 0.58%), 3.19%, 6/1/2021(b) (Cost $15,470)	15,470	15,475

	No. of Warrants (000)
WARRANTS — 0.0%(c)
Aerospace & Defense — 0.0%(c)
Remington Outdoor Co., Inc. expiring 5/15/2022, price 1.00 USD*‡	108	—	(i)

Oil, Gas & Consumable Fuels — 0.0%(c)
Ultra Petroleum Corp. expiring 7/14/2025, price 1.00 USD (Canada)*	62	3

Road & Rail — 0.0%(c)
Jack Cooper Enterprises, Inc.
expiring 4/26/2027, price 1.00 USD*‡	36	—	(i)
expiring 10/29/2027, price 1.00*‡	36	—	(i)

		—	(i)

Wireless Telecommunication Services — 0.0%(c)
iHeartMedia Capital I LLC expiring 5/2/2039, price 1.00 USD*‡	265	4,245

TOTAL WARRANTS (Cost $4,749)		4,248

	No. of Rights (000)
RIGHTS — 0.0%(c)
Independent Power and Renewable Electricity Producers — 0.0%(c)
Vistra Energy Corp., expiring 12/31/2049*‡ (Cost $ — )	1,110	882

	Principal Amount (000)
SHORT-TERM INVESTMENTS — 29.1%
CERTIFICATES OF DEPOSIT — 5.5%
Chiba Bank Ltd. (Japan) 2.62%, 7/23/2019	30,000	30,004
Industrial & Commercial Bank of China Ltd. (China)
2.71%, 6/3/2019	46,900	46,901
2.66%, 8/2/2019	290,000	290,033
Natixis SA (France) (ICE LIBOR USD 3 Month + 0.15%), 2.75%, 10/15/2019(b)	114,000	114,041
Nordea Bank Abp (Finland) (ICE LIBOR USD 1 Month + 0.17%), 2.62%, 6/13/2019(b)	110,000	110,008
Sumitomo Mitsui Trust Bank Ltd. (Japan) 2.60%, 7/11/2019	28,700	28,705
Svenska Handelsbanken AB (Sweden) (ICE LIBOR USD 1 Month + 0.17%), 2.62%, 6/13/2019(b)	50,000	50,004
Toronto-Dominion Bank (The) (Canada) (ICE LIBOR USD 1 Month + 0.23%), 2.69%, 10/9/2019(b)	25,000	25,011

TOTAL CERTIFICATES OF DEPOSIT (Cost $694,600)		694,707

COMMERCIAL PAPER — 13.9%
Canada Government Bond (Canada)
2.45%, 8/14/2019(m)	200,000	198,977
2.45%, 8/21/2019(m)	200,000	198,881
Canadian Imperial Bank of Commerce (Canada) (ICE LIBOR USD 1 Month + 0.32%), 2.84%, 10/1/2019(a)(b)	48,500	48,538

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
DNB Bank ASA (Norway) (ICE LIBOR USD 1 Month + 0.13%), 2.62%, 12/12/2019(a)(b)	50,000	50,005
Erste Abwicklungsanstalt (Germany) 2.55%, 7/10/2019(a)(m)	90,000	89,753
First Abu Dhabi Bank PJSC (United Arab Emirates)
2.60%, 6/5/2019(m)	39,567	39,553
2.52%, 8/2/2019(a)(m)	100,000	99,566
HSBC Bank plc (United Kingdom) (ICE LIBOR USD 3 Month + 0.04%), 2.60%, 11/14/2019(a)(b)	216,000	216,009
Industrial & Commercial Bank of China Ltd. (China) 2.72%, 6/26/2019(a)(m)	100,000	99,821
Kreditanstalt fuer Wiederaufbau (Germany)
2.52%, 7/2/2019(m)	89,100	88,908
2.52%, 7/3/2019(m)	96,588	96,374
2.52%, 7/15/2019(m)	242,800	242,064
LMA-Americas LLC 2.57%, 6/3/2019(m)	28,030	28,024
MetLife Short Term Funding LLC 2.54%, 7/22/2019(m)	3,400	3,388
Mont Blanc Capital Corp. 2.57%, 6/18/2019(m)	2,000	1,998
MUFG Bank Ltd. (Japan) 2.63%, 10/1/2019(m)	25,000	24,786
National Australia Bank Ltd. (Australia) (ICE LIBOR USD 1 Month + 0.16%), 2.63%, 4/24/2020(a)(b)	47,500	47,491
Royal Bank of Canada (Canada) (ICE LIBOR USD 3 Month + 0.21%), 2.84%, 1/8/2020(a)(b)	120,000	120,126
Toronto-Dominion Bank (The) (Canada) (ICE LIBOR USD 1 Month + 0.21%), 2.70%, 9/13/2019(a)(b)	70,000	70,028

TOTAL COMMERCIAL PAPER (Cost $1,764,127)		1,764,290

	Shares (000)
INVESTMENT COMPANIES — 7.3%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.27%(q)(r) (Cost $924,751)	924,751	924,751

	Principal Amount (000)
REPURCHASE AGREEMENTS — 2.3%
Bofa Securities, Inc., 2.85%, dated 5/31/2019, due 9/10/2019, repurchase price $65,525, collateralized by Collateralized Mortgage Obligations, 0.00%, due 5/25/2049, Sovereign Government Securities, 5.88% - 7.65, due 4/25/2021 - 6/15/2035, with the value of $70,200.	65,000	65,000
Citigroup Global Markets Holdings, Inc., 2.81%, dated 5/31/2019, due 7/18/2019, repurchase price $31,116, collateralized by Asset-Backed Securities, 1.60% - 4.20%, due 2/16/2021 - 4/20/2032, with the value of $33,109.	31,000	31,000
Citigroup Global Markets Holdings, Inc., 2.88%, dated 5/31/2019, due 10/2/2019, repurchase price $31,308, collateralized by Asset-Backed Securities, 0.00% - 7.25%, due 4/17/2023 - 10/6/2040, Collateralized Mortgage Obligations, 3.66% - 5.75%, due 5/25/2036 - 5/28/2036, with the value of $34,049.	31,000	31,000
Societe Generale SA, 2.66%, dated 5/31/2019, due 6/6/2019, repurchase price $170,075, collateralized by Corporate Notes and Bonds, 4.50% - 10.75%, due 6/21/2021 - 6/5/2115, Sovereign Government Securities, 4.25% - 11.88%, due 9/26/2022 - 4/16/2043, with the value of $183,695.	170,000	170,000

TOTAL REPURCHASE AGREEMENTS (Cost $297,000)		297,000

U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bills 2.39%, 8/8/2019(m)(s)(Cost $5,914)	5,941	5,916
TOTAL SHORT-TERM INVESTMENTS (Cost $3,686,392)		3,686,664

	Shares (000)
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.33%(q)(r) (Cost $8,419)	8,419	8,419
TOTAL LONG POSITIONS (Cost $12,698,805)		12,660,933

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
SHORT POSITIONS — 0.0%(c)
CORPORATE BONDS — 0.0%(c)
Health Care Equipment & Supplies — 0.0%(c)
Mallinckrodt International Finance SA 4.75%, 4/15/2023	(5,000)	(3,125)

Media — 0.0%(c)
Cablevision Systems Corp. 8.00%, 4/15/2020	(2,000)	(2,070)

TOTAL CORPORATE BONDS (Proceeds $(6,492))		(5,195)

TOTAL SHORT POSITIONS (Proceeds $(6,492))		(5,195)

Total Investments — 99.8% (Cost $12,692,313)		12,655,738
Other Assets Less Liabilities — 0.2%		31,823

Net Assets — 100.0%		12,687,561

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-backed securities
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
EUR	Euro
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
ICE	Intercontinental Exchange
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REMIC	Real Estate Mortgage Investment Conduit
SCA	Limited partnership with share capital
USD	United States Dollar
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2019.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(e)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2019.
(f)	Security is an interest bearing note with preferred security characteristics.
(g)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(h)	Defaulted security.
(i)	Amount rounds to less than one thousand.
(j)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2019.
(k)	The security or a portion of this security is on loan at May 31, 2019. The total value of securities on loan at May 31, 2019 is approximately $7,989,000.
(l)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2019.
(m)	The rate shown is the effective yield as of May 31, 2019.
(n)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(o)	All or a portion of this security is unsettled as of May 31, 2019. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(p)	Fund is subject to legal or contractual restrictions on the resale of the security.
(q)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(r)	The rate shown is the current yield as of May 31, 2019.
(s)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of May 31, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note	1,601	09/2019	USD	187,980	842

					842

Short Contracts
3 Month Eurodollar	(217)	06/2019	USD	(52,913)	(200)
3 Month Eurodollar	(240)	09/2019	USD	(58,653)	(387)
U.S. Treasury 2 Year Note	(456)	09/2019	USD	(97,905)	(272)
U.S. Treasury 5 Year Note	(180)	09/2019	USD	(21,134)	(112)
U.S. Treasury 10 Year Note	(2,971)	09/2019	USD	(376,713)	(2,398)
U.S. Treasury Ultra Bond	(273)	09/2019	USD	(48,091)	(807)
3 Month Eurodollar	(644)	12/2019	USD	(157,635)	(760)
3 Month Eurodollar	(108)	06/2020	USD	(26,525)	(327)

					(5,263)

					(4,421)

Abbreviations
USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of May 31, 2019 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	1,177	USD	1,315	State Street Corp.	6/3/2019	— (a)
JPY	616,094	USD	5,627	Citibank, NA	6/3/2019	59
JPY	148,506	USD	1,352	HSBC Bank, NA	6/3/2019	18
JPY	164,798	USD	1,482	Merrill Lynch International	6/3/2019	38
USD	4,081	EUR	3,627	Citibank, NA	6/3/2019	28
JPY	305,107	USD	2,794	Australia & New Zealand Banking Group Ltd.	7/5/2019	29
USD	2,751	EUR	2,450	State Street Corp.	7/5/2019	7
JPY	9,932,580	USD	90,715	State Street Corp.	7/31/2019	1,370
USD	90,535	EUR	78,830	State Street Corp.	7/31/2019	2,036

Total unrealized appreciation						3,585

EUR	2,450	USD	2,744	State Street Corp.	6/3/2019	(7)
USD	7,703	JPY	859,145	Barclays Bank plc	6/3/2019	(225)
USD	632	JPY	70,252	Merrill Lynch International	6/3/2019	(16)
EUR	1,166	USD	1,306	TD Bank Financial Group	7/5/2019	(1)
USD	490	JPY	53,549	BNP Paribas	7/5/2019	(6)
USD	5,642	JPY	616,094	Citibank, NA	7/5/2019	(58)

Total unrealized depreciation						(313)

Net unrealized appreciation						3,272

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Abbreviations
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

(a)	Amount rounds to less than one thousand.

Over-the-Counter (“OTC”) Credit default swap contracts outstanding - buy protection(1) as of May 31, 2019 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Counterparty	Maturity Date	Implied Credit Spread (%) (2)	Notional Amount (3)		Upfront Payments (Receipts) ($) (4)	Unrealized Appreciation (Depreciation) ($)	Value ($)
ABX.HE.AAA.06-2	0.11	Monthly	Bank of America NA	5/25/2046	0.50	USD	6,970	1,309	(1,025)	284
ABX.HE.AAA.06-2	0.11	Monthly	Bank of America NA	5/25/2046	0.50	USD	14,170	2,771	(2,194)	577
ABX.HE.AAA.06-2	0.11	Monthly	Barclays Bank plc	5/25/2046	0.50	USD	13,370	3,974	(3,429)	545
ABX.HE.AAA.06-2	0.11	Monthly	Credit Suisse International	5/25/2046	0.50	USD	6,600	1,840	(1,571)	269
ABX.HE.AAA.06-2	0.11	Monthly	Credit Suisse International	5/25/2046	0.50	USD	13,380	3,404	(2,859)	545
CMBX.NA.A.6	2.00	Monthly	Barclays Bank plc	5/11/2063	2.01	USD	7,270	(117)	133	16
CMBX.NA.A.6	2.00	Monthly	Citibank, NA	5/11/2063	2.01	USD	7,000	(56)	72	16
CMBX.NA.A.6	2.00	Monthly	Goldman Sachs International	5/11/2063	2.01	USD	7,230	(108)	124	16
CMBX.NA.A.6	2.00	Monthly	Goldman Sachs International	5/11/2063	2.01	USD	7,220	(128)	144	16
CMBX.NA.A.6	2.00	Monthly	Morgan Stanley	5/11/2063	2.01	USD	7,260	(113)	128	15
CMBX.NA.BBB-.4	5.00	Monthly	Citibank, NA	2/17/2051	45.17	USD	6,900	5,855	(5,760)	95
CMBX.NA.BBB-.4	5.00	Monthly	Citibank, NA	2/17/2051	45.17	USD	10,550	8,434	(8,289)	145

								27,065	(24,526)	2,539

Centrally Cleared Credit default swap contracts outstanding - buy protection(1) as of May 31, 2019 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%) (2)	Notional Amount (3)		Upfront Payments (Receipts) ($) (4)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.EM.31-V1	1.00	Quarterly	6/20/2024	2.11	USD	121,270	4,035	1,835	5,870
United Mexican States, 4.15%, 03/28/2027	1.00	Quarterly	6/20/2024	1.30	USD	138,910	2,378	(701)	1,677

							6,413	1,134	7,547

CDX.NA.HY.32-V1	5.00	Quarterly	6/20/2024	3.94	USD	22,875	(1,365)	95	(1,270)
CDX.NA.IG.32-V1	1.00	Quarterly	6/20/2024	0.70	USD	178,350	(2,708)	(155)	(2,863)
iTraxx Europe 31.2	1.00	Quarterly	6/20/2024	0.71	EUR	336,890	(5,778)	(419)	(6,197)
People’s Republic of China, 7.50%, 10/28/2027	1.00	Quarterly	6/20/2024	0.59	USD	119,070	(2,629)	74	(2,555)

							(12,480)	(405)	(12,885)

							(6,067)	729	(5,338)

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(1)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(2)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(3)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

OTC Total return swap contracts outstanding as of May 31, 2019 (amounts in thousands):

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/ Received	Counterparty	Maturity Date	Notional Amount		Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
IOS Index 4.00% 30 year Fannie Mae Pools (2011)	4.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Bank of America NA	1/12/2042	USD	73,590	(283)	465	182
IOS Index 4.00% 30 year Fannie Mae Pools (2011)	4.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Citibank, NA	1/12/2042	USD	71,780	(50)	228	178
IOS Index 5.00% 30 year Fannie Mae Pools (2010)	5.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Citibank, NA	1/12/2041	USD	93,720	(311)	431	120
IOS Index 5.00% 30 year Fannie Mae Pools (2010)	5.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Credit Suisse International	1/12/2041	USD	109,972	(206)	347	141

								(850)	1,471	621

Abbreviations
ABX	Asset-Backed Securities Index
CDX	Credit Default Swap Index
CMBX	Commercial Mortgage-Backed Securities Index
EUR	Euro
LIBOR	London Interbank Offered Rate
USD	United States Dollar

Summary of total swap contracts outstanding as of May 31, 2019 (amounts in thousands):

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Credit default swap contracts outstanding - buy protection	27,065	2,539
OTC Total return swap contracts outstanding	(850)	621

Total OTC swap contracts outstanding	26,215	3,160

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2019.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Aerospace & Defense	$—	$—	$465		$465
Capital Markets	—	—	6,279		6,279
Chemicals	—	—	7,290		7,290
Commercial Services & Supplies	—	—	—	(a)	—	(a)
Communications Equipment	—	—	—	(a)	—	(a)
Energy Equipment & Services	—	—	115		115
Health Care Providers & Services	—	—	574		574
Oil, Gas & Consumable Fuels	1,270	—	437		1,707
Software	1,375	—	—	(a)	1,375
Specialty Retail	—	—	3,805		3,805
Other Common Stocks	23,625	—	—		23,625

Total Common Stocks	26,270	—	18,965		45,235

Preferred Stocks
Aerospace & Defense	—	—	4,214		4,214
Automobiles	—	—	—	(a)	—	(a)
Banks	4,018	—	—		4,018
Communications Equipment	—	—	3		3
Oil, Gas & Consumable Fuels	—	—	1,722		1,722
Specialty Retail	—	—	5,523		5,523

Total Preferred Stocks	4,018	—	11,462		15,480

Convertible Preferred Stocks
Automobiles	—	—	—	(a)	—	(a)
Banks	5,899	—	—		5,899
Chemicals	1,324	—	—		1,324
Electric Utilities	1,756	—	—		1,756
Equity Real Estate Investment Trusts (REITs)	1,158	—	—		1,158
Food Products	878	—	—		878
Health Care Equipment & Supplies	3,511	—	—		3,511
Machinery	1,939	—	—		1,939
Multi-Utilities	2,048	—	—		2,048

Total Convertible Preferred Stocks	18,513	—	—	(a)	18,513

Debt Securities
Asset-Backed Securities	$—	$335,562	$666,862		$1,002,424
Collateralized Mortgage Obligations	—	1,219,098	117,608		1,336,706
Commercial Mortgage-Backed Securities	—	27,370	47,254		74,624
Convertible Bonds	—	81,948	—		81,948
Corporate Bonds
Chemicals	—	62,971	—	(a)	62,971
Communications Equipment	—	12,266	—	(a)	12,266
Electric Utilities	—	32,013	41		32,054
Health Care Providers & Services	—	170,718	3,699		174,417
Media	—	252,870	—	(a)	252,870
Wireless Telecommunication Services	—	95,855	—	(a)	95,855
Other Corporate Bonds	—	3,067,904	—		3,067,904

Total Corporate Bonds	—	3,694,597	3,740		3,698,337

Foreign Government Securities	—	15,475	—		15,475
Private Placements
Residential Loans	—	—	40,600		40,600
Closed End Funds	120,146	—	—		120,146
U.S. Government Agency Securities	—	1,781,722	—		1,781,722
Loan Assignments
Health Care Providers & Services	—	48,958	1,632		50,590

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Leisure Products	—	23,645	3,185		26,830
Specialty Retail	—	53,754	6,991		60,745
Other Loan Assignments	—	591,345	—		591,345

Total Loan Assignments	—	717,702	11,808		729,510

Rights	—	—	882		882
Warrants
Aerospace & Defense	—	—	—	(a)	— (a)
Road & Rail	—	—	—	(a)	— (a)
Wireless Telecommunication Services	—	—	4,245		4,245
Other Warrants	—	3	—		3

Total Warrants	—	3	4,245		4,248

Short-Term Investments
Certificates of Deposit	—	694,707	—		694,707
Commercial Paper	—	1,764,290	—		1,764,290
Investment Companies	924,751	—	—		924,751
Repurchase Agreements	—	297,000	—		297,000
U.S. Treasury Obligations	—	5,916	—		5,916
Investment of cash collateral from securities loaned	8,419	—	—		8,419

Total Investments in Securities	$1,102,117	$10,635,390	$923,426		$12,660,933

Liabilities
Debt Securities
Corporate Bonds	$—	$(5,195)	$—		$(5,195)

Total Liabilities for Securities Sold Short	$—	$(5,195)	—		$(5,195)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$3,585	$—		$3,585
Futures Contracts	842	—	—		842
Swaps	—	4,076	—		4,076

Total Appreciation in Other Financial Instruments	$842	$7,661	$—		$8,503

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(313)	$—		$(313)
Futures Contracts	(5,263)	—	—		(5,263)
Swaps	—	(26,402)	—		(26,402)

Total Depreciation in Other Financial Instruments	$(5,263)	$(26,715)	$—		$(31,978)

(a)	Amount rounds to less than one thousand.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2019		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2019
Investments in Securities
Asset-Backed Securities	$673,292		$—	$4,374	$713	$25,925	$(37,442)	$—	$—	$666,862
Collateralized Mortgage Obligations	89,229		36	234	(99)	23,646	(23,778)	28,340	—	117,608
Commercial Mortgage-Backed Securities	44,348		—	576	(5)	2,653	(318)	—	—	47,254
Common Stocks — Aerospace & Defense	543		—	(78)	—	—	—	—	—	465
Common Stocks — Capital Markets	5,392		—	887	—	—	—	—	—	6,279
Common Stocks — Chemicals	8,158		—	(868)	—	—	—	—	—	7,290
Common Stocks — Commercial Services & Supplies	—	(a)	—	—	—	—	—	—	—	—	(a)
Common Stocks — Communications Equipment	—	(a)	—	—	—	—	—	—	—	—	(a)
Common Stocks — Energy Equipment & Services	255		—	(140)	—	—	—	—	—	115
Common Stocks — Health Care Providers & Services	731		—	(157)	—	—	—	—	—	574
Common Stock — Oil, Gas & Consumable Fuels	436		—	—	—	1	—	—	—	437
Common Stocks — Software	—	(a)	—	— (a)	—	—	—	—	—	—	(a)
Common Stocks — Specialty Retail	4,653		—	(849)	—	1	—	—	—	3,805
Convertible Preferred Stocks — Automobiles	—	(a)	—	—	—	—	—	—	—	—	(a)
Corporate Bonds — Chemicals	—	(a)	—	—	—	—	—	—	—	—	(a)
Corporate Bonds — Communications Equipment	—	(a)	—	—	—	—	—	—	—	—	(a)
Corporate Bonds — Electric Utilities	206		12	(165)	—	—	(12)	—	—	41
Corporate Bonds — Health Care Providers & Services	3,593		—	(12)	—	118	—	—	—	3,699
Corporate Bond — Media	—		—	— (a)	—	—	—	—	—	—	(a)
Corporate Bonds — Wireless Telecommunication Services	—	(a)	—	—	—	—	—	—	—	—	(a)
Loan Assignments — Health Care Providers & Services	1,633		—	(1)	1	—	(1)	—	—	1,632
Loan Assignments — Leisure Products	3,164		—	—	—	21	—	—	—	3,185
Loan Assignments — Specialty Retail	6,766		—	226	—	—	(1)	—	—	6,991
Preferred Stocks — Aerospace & Defense	5,173		—	(958)	—	—	(1)	—	—	4,214
Preferred Stocks — Automobiles	—	(a)	—	—	—	—	—	—	—	—	(a)
Preferred Stocks — Communications Equipment	2		—	—	—	1	—	—	—	3
Preferred Stocks — Oil, Gas & Consumable Fuels	1,722		—	—	—	—	—	—	—	1,722
Preferred Stocks — Specialty Retail	5,211		—	312	—	—	—	—	—	5,523
Private Placement — Residential Loanss	40,600		—	—	—	—	—	—	—	40,600
Rights — Independent Power and Renewable Electricity Producers	860		—	22	—	—	—	—	—	882
Warrants — Aerospace & Defense	—		—	—	—	—	—	—	—	—	(a)
Warrants — Road & Rail	—	(a)	—	—	—	—	—	—	—	—	(a)
Warrants — Wireless Telecommunication Services	—	(a)	—	(504)	—	4,749	—	—	—	4,245

Total	$895,967		$48	$2,899	$610	$57,115	$(61,553)	$28,340	$—	$923,426

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2019, which were valued using significant unobservable inputs (level 3) amounted to approximately $2,956,000.

There were no significant transfers between level 2 and level 3 during the period ended May 31, 2019.

Strategic Income Opportunities Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at May 31, 2019		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (c)
	$7,727		Market Comparable Companies	EBITDA Multiple (a)	4.5x — 6.0x (5.92x)
	6,279		Comparable Transaction	Transaction Price	$23.00 ($23.00)
	0		Pending Distibution Amount	Discount for potential outcome (b)	100.00% (100.00%)

Common Stock	14,006

	1,722		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	20.00% (20.00%)
	3		Market Comparable Companies	EBITDA Multiple (a)	5.0x (5.0x)
				Discount for potential outcome (b)	30.00% (30.00%)
	0		Pending Distibution Amount	Discount for potential outcome (b)	100.00% (100.00%)

Preferred Stock	1,725

	3,699		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	17.54% (17.54%)
	—		Market Comparable Companies	EBITDA Multiple (a)	6.0x (6.0x)
	—		Pending Distibution Amount	Discount for potential outcome (b)	100.00% (100.00%)

Corporate Bond	3,699

	40,600		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	9.99% (9.99%)

Private Placements	40,600

	666,862		Discounted Cash Flow	Constant Prepayment Rate	1.00% — 40.00% 8.66%)
				Constant Default Rate	0.00% — 6.60% (3.03%)
				Yield (Discount Rate of Cash Flows)	2.41% — 5.95% (3.16%)

Asset-Backed Securities	666,863

	112,292		Discounted Cash Flow	Constant Prepayment Rate	8.50% — 12.00% (10.04%)
				Yield (Discount Rate of Cash Flows)	2.69% — 4.28% (3.58%)

Collateralized Mortgage Obligations	112,292

	35,403		Discounted Cash Flow	Constant Prepayment Rate	100.00% (100.00%)
				Constant Default Rate	0.00% — 7.00% (2.51%)
				Yield (Discount Rate of Cash Flows)	3.26% — 6.59% (4.95%)

Commercial Mortgage-Backed Securities	35,403

	1,633		Pending Distribution Amount	Expected Recovery	0.00% — 100.00% (100.00%)

Loan Assignments	1,633

	—	(d)	Pending Distribution Amount	Expected Recovery	0.00% (0.00%)

Warrants	—	(d)

Total	$876,221

#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At May 31, 2019, the value of these investments was approximately $47,205,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(c)	Unobservable inputs were weighted by the relative fair value of the instruments.
(d)	Amount rounds to less than one thousand.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

The Fund utilizes internal pricing matrices to derive a fair value for privately-placed mortgage loans on commercial, multi-family and cooperative apartment properties. These matrices utilize third-party broker indications of a yield spread over several maturities of Treasuries. Each mortgage loan is aligned with the appropriate pricing matrix based on sector, credit quality and average life. The daily fair value for these mortgage loans is calculated using the loan’s cash flows, discounted by a rate, which is compromised of the Treasury yield curve point plus the corresponding matrix yield spread. As of May 31, 2019, the total market value of matrix-priced securities represents 0.30% of the Fund’s net assets.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended May 31, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2019	Shares at May 31, 2019	Dividend Income		Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.33%(a)(b)	$—	$8,419	$—	$—	$—	$8,419	8,419	$—	(c)	$—
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.27%(a)(b)	936,216	2,727,849	2,739,314	—	—	924,751	924,751	6,085		—

Total	$936,216	$2,736,268	$2,739,314	$—	$—	$933,170		$6,085		$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2019.
(c)	Amount rounds to less than one thousand.

C. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Swaps — The Fund engaged in various swap transactions, including credit default, index and total return to manage credit, currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, non-deliverable forward foreign currency exchange contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A, an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over-the-counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for OTC Swaps.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Total Return Swaps

The Fund used total return swaps to gain long and/or short exposure to an underlying index. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 89.9%(a)
Alabama — 0.9%
Utility — 0.9%
Black Belt Energy Gas District, Gas Supply Series 2016A, Rev., LIQ: Royal Bank of Canada, 4.00%, 6/1/2021(b)	2,000	2,085

Alaska — 0.1%
Industrial Development Revenue/Pollution Control Revenue — 0.1%
Alaska Industrial Development and Export Authority, Providence Health and Services Series 2011A, Rev., 5.50%, 10/1/2041	325	350

Arizona — 6.6%
Education — 2.6%
Arizona Industrial Development Authority, Fire MESA and Red Rock Campus Projects
Series 2019A, Rev., 3.55%, 7/15/2029(c)	1,360	1,375
Series 2019A, Rev., 5.00%, 7/15/2039(c)	1,325	1,448
Series 2019A, Rev., 5.00%, 7/15/2049(c)	1,675	1,811
Industrial Development Authority of The City of Phoenix, Downtown Phoenix Student Housing LLC - Arizona State University Project
Series 2018A, Rev., 5.00%, 7/1/2032	350	409
Series 2018A, Rev., 5.00%, 7/1/2033	150	174
Series 2018A, Rev., 5.00%, 7/1/2037	200	230
La Paz County Industrial Development Authority, Charter School Solutions-Harmony Public Schools Project
Series 2018A, Rev., 5.00%, 2/15/2028	200	226
Series 2018A, Rev., 5.00%, 2/15/2038	405	454

		6,127

Industrial Development Revenue/Pollution Control Revenue — 3.9%
Arizona Industrial Development Authority, Great Lakes Senior Living Communities LLC Project
Series 2019A, Rev., 5.00%, 1/1/2037	1,000	1,131
Series 2019A, Rev., 5.00%, 1/1/2038	1,000	1,124
Series 2019A, Rev., 4.25%, 1/1/2039	1,000	1,039
Series 2019A, Rev., 4.50%, 1/1/2049	2,000	2,106
Arizona Industrial Development Authority, Pinecrest Academy, Horizon, Inspirada and St. Rose Campus Projects
Series 2018A, Rev., 5.00%, 7/15/2028(c)	1,000	1,076
Series 2018A, Rev., 5.75%, 7/15/2038(c)	1,000	1,103
Glendale Industrial Development Authority, Terraces of Phoenix Project
Series 2018A, Rev., 4.00%, 7/1/2028	450	470
Series 2018A, Rev., 5.00%, 7/1/2033	600	653
Series 2018A, Rev., 5.00%, 7/1/2038	300	323

		9,025

Utility — 0.1%
City of Mesa, Utility System
Rev., AGM, 5.25%, 7/1/2029(d)	160	212
Rev., AGM, 5.25%, 7/1/2029	40	52

		264

Total Arizona		15,416

California — 3.6%
Education — 1.3%
California Community College Financing Authority, Orange Coast Properties LLC - Orange Coast College Project
Rev., 5.00%, 5/1/2037	750	862
Rev., 5.00%, 5/1/2038	400	459
California Public Finance Authority, Laverne Elementary Preparatory Academy
Series 2019A, Rev., 4.25%, 6/15/2029(c)	795	813
Series 2019A, Rev., 5.00%, 6/15/2039(c)	785	809
California School Facilities Financing Authority, Capital Appreciation, Azusa Unified School District Series 2018A, Rev., AGM, Zero Coupon, 8/1/2030	200	160

		3,103

General Obligation — 0.3%
Pomona Unified School District Series C, GO, 6.00%, 8/1/2029(d)	160	224
San Mateo Union High School District, Capital Appreciation, Election of 2006 Series A, GO, Zero Coupon, 9/1/2028	100	70
Sunnyvale Elementary School District, Election 2004 Series C, GO, 5.50%, 9/1/2034	175	250

		544

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Hospital — 1.6%
California Health Facilities Financing Authority, Children’s Hospital Series 2017A, Rev., 5.00%, 8/15/2047	500	577
California Municipal Finance Authority, Eisenhower Medical Center Series 2017B, Rev., 5.00%, 7/1/2047	200	229
California Public Finance Authority, Henry Mayo Newhall Hospital Rev., 5.00%, 10/15/2029	200	235
California Statewide Communities Development Authority, Adventist Health System Series 2018A, Rev., 3.50%, 3/1/2038	2,000	2,075
Palomar Health Rev., 5.00%, 11/1/2039	500	558

		3,674

Housing — 0.2%
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien
Series 2018A, Rev., AMT, AGM, 3.25%, 12/31/2032	245	259
Series 2018A, Rev., AMT, AGM, 3.50%, 12/31/2035	240	256

		515

Industrial Development Revenue/Pollution Control Revenue — 0.1%
California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc. Project Series 2015B-2, Rev., AMT, 3.13%, 11/3/2025(b)	250	265

Utility — 0.1%
Los Angeles Department of Water and Power, Water System Series A, Rev., 5.25%, 7/1/2039	250	265

Total California		8,366

Colorado — 4.5%
Education — 0.7%
Colorado Educational and Cultural Facilities Authority, Stargate Charter School Project
Series 2018A, Rev., 5.00%, 12/1/2032	500	596
Series 2018A, Rev., 5.00%, 12/1/2033	500	593
Series 2018A, Rev., 4.00%, 12/1/2048	500	526

		1,715

General Obligation — 3.2%
Bradburn Metropolitan District No. 2
Series 2018A, GO, 5.00%, 12/1/2038	500	549
Series 2018B, GO, 7.25%, 12/15/2047	500	511
Broadway Station Metropolitan District No. 2
Series 2019A, GO, 5.00%, 12/1/2035	730	753
Series 2019A, GO, 5.13%, 12/1/2048	1,500	1,547
Cottonwood Highlands Metropolitan District No. 1 Series 2019A, GO, 5.00%, 12/1/2049(c)	900	921
Cross Creek Metropolitan District No. 2, Unlimited Tax GO, AGM, 4.00%, 12/1/2045	1,000	1,061
Painted Prairie Metropolitain District No. 2 GO, 5.25%, 12/1/2048	2,000	2,036

		7,378

Hospital — 0.5%
Colorado Health Facilities Authority, Frasier Meadows Retirement Community Project Series A, Rev., 5.25%, 5/15/2028	1,000	1,163

Utility — 0.1%
Public Authority for Colorado Energy, Natural Gas Purchase Series 2008, Rev., 6.13%, 11/15/2023	110	122

Total Colorado		10,378

Connecticut — 0.6%
Education — 0.1%
Connecticut State Higher Education Supplemental Loan Authority, CHESLA Loan Program Series A, Rev., 5.25%, 11/15/2024	200	211

General Obligation — 0.5%
State of Connecticut Series A, GO, 5.00%, 4/15/2037	1,000	1,190

Total Connecticut		1,401

Delaware — 0.4%
Housing — 0.1%
Delaware State Housing Authority, Senior Single Family Mortgage Series A-1, Rev., AMT, 4.90%, 7/1/2029	180	183

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Industrial Development Revenue/Pollution Control Revenue — 0.3%
Delaware Economic Development Authority, Acts Retirement-Life Communities, Inc. Obligated Group Series 2018-B, Rev., 5.00%, 11/15/2048	700	797

Total Delaware		980

Florida — 4.4%
Education — 1.1%
Florida Higher Educational Facilities Financial Authority, St. Leo University Project Series 2019, Rev., 5.00%, 3/1/2039	750	858
Lakeland Educational Facilities, Southern College Project Series 2012A, Rev., 5.00%, 9/1/2025	500	548
Pinellas County Educational Facilities Authority, Pinellas Academy of Math and Science Project Series 2018A, Rev., 4.13%, 12/15/2028(c)	1,180	1,221

		2,627

Hospital — 0.8%
Miami Beach Health Facilities Authority, Mount Sinai Medical Center Rev., 5.00%, 11/15/2029	545	624
Sarasota County Health Facilities Authority, Sunnyside Village Project Rev., 5.00%, 5/15/2038	1,050	1,172

		1,796

Housing — 0.0%(e)
Florida Housing Finance Corp., Homeowner Mortgage, Special Program Series 2009A-1, Rev., GNMA/FNMA/FHLMC, 5.00%, 7/1/2028	5	5

Industrial Development Revenue/Pollution Control Revenue — 0.4%
Polk County Industrial Development Authority, Retirement Facilities, Carpenter’s Home Estates
Series 2019A, Rev., 5.00%, 1/1/2029(f)	450	515
Series 2019A, Rev., 5.00%, 1/1/2039(f)	400	447

		962

Other Revenue — 0.7%
Capital Trust Agency Inc., H-Bay Ministries, Inc., Superior Residences Project
Series 2018B, Rev., 3.75%, 7/1/2023	170	172
Series 2018B, Rev., 4.00%, 7/1/2028	375	383
Series 2018B, Rev., 4.25%, 7/1/2033	610	620
Series 2018B, Rev., 4.50%, 7/1/2038	500	510

		1,685

Prerefunded — 0.1%
Charlotte County, Utility System Rev., AGM, 5.25%, 10/1/2021(d)	70	76

Utility — 1.3%
Charlotte County, Utility System Rev., AGM, 5.25%, 10/1/2024	130	141
County of Palm Beach, Tuscan Gardens of Delray Beach Project
Series 2018-A, Rev., 4.25%, 10/1/2029(b)	1,000	1,082
Series 2018C, Rev., 6.25%, 10/1/2029(b)	1,000	1,042
JEA Electric System Series B, Rev., 5.00%, 10/1/2034	25	27
Tampa Bay Water Utility System, Revenue Refunding and Improvement Series A, Rev., NATL-RE, 6.00%, 10/1/2029	500	690

		2,982

Total Florida		10,133

Georgia — 0.7%
Housing — 0.0%(e)
Georgia Housing and Finance Authority, Single Family Mortgage Series B, Rev., AMT, 4.00%, 12/1/2029	25	26

Other Revenue — 0.1%
Downtown Smyrna Development Authority Rev., 5.25%, 2/1/2028	240	283

Transportation — 0.2%
City of Atlanta, Airport Series 2012C, Rev., 5.00%, 1/1/2042	500	533

Utility — 0.4%
Burke County Development Authority, Oglethorpe Power Corp., Vogtle Project Series 2017C, Rev., 4.13%, 11/1/2045	750	793

Total Georgia		1,635

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Guam — 0.1%
Water & Sewer — 0.1%
Guam Government Waterworks Authority, Water and Wastewater System (Guam) Rev., 5.00%, 7/1/2019	200	200

Idaho — 0.1%
Education — 0.1%
Idaho Housing and Finance Association, Compass Public Charter School, Inc. Project Series A, Rev., 4.63%, 7/1/2029(c)	180	193

Illinois — 8.4%
Education — 1.3%
Illinois Finance Authority, University of Illinois, Champaign Project
Series 2019A, Rev., 5.00%, 10/1/2036	300	361
Series 2019A, Rev., 5.00%, 10/1/2037	400	480
Series 2019A, Rev., 5.00%, 10/1/2038	400	479
Series 2019A, Rev., 5.00%, 10/1/2039	350	419
Series 2019A, Rev., 5.00%, 10/1/2044	1,000	1,189

		2,928

General Obligation — 4.1%
Des Plaines Valley Public Library District GO, 5.50%, 1/1/2030	125	127
Grundy & Will Counties Community Unit School District No. 1 Coal City GO, 5.00%, 2/1/2027	600	700
Metropolitan Water Reclamation District of Greater Chicago Series C, GO, 5.25%, 12/1/2027	50	63
State of Illinois
Series 2012, GO, 4.13%, 3/1/2028	170	175
Series 2017C, GO, 5.00%, 11/1/2029	3,000	3,430
Series 2017A, GO, 4.00%, 12/1/2033	5,000	5,177

		9,672

Hospital — 1.7%
Upper Illinois River Valley Development Authority, Morris Hospital
Series 2018, Rev., 5.00%, 12/1/2027	1,145	1,337
Series 2018, Rev., 5.00%, 12/1/2028	1,050	1,237
Series 2018, Rev., 5.00%, 12/1/2029	875	1,029
Series 2018, Rev., 5.00%, 12/1/2033	250	284
Series 2018, Rev., 5.00%, 12/1/2034	20	23

		3,910

Other Revenue — 0.7%
Metropolitan Pier and Exposition Authority, Mccormick Place Expansion Project Series 2012B, Rev., 5.00%, 12/15/2028	1,610	1,716

Prerefunded — 0.1%
Lake County Community Consolidated School District No. 50 Woodland Series C, GO, 5.25%, 1/1/2021(d)	150	159

Transportation — 0.4%
Chicago O’Hare International Airport, Transportation Infrastructure Properties LLC (TRIPS) Obligated Group Rev., AMT, 5.00%, 7/1/2038	500	579
Regional Transportation Authority Series A, Rev., NATL-RE, 6.00%, 7/1/2024	250	300

		879

Water & Sewer — 0.1%
City of Chicago, Waterworks, Second Lien Rev., AMBAC, BHAC-CR, 5.75%, 11/1/2030	150	186

Total Illinois		19,450

Indiana — 0.8%
Education — 0.7%
City of Anderson, Economic Development, Anderson University Rev., 6.00%, 10/1/2042	1,500	1,598

Housing — 0.0%(e)
Indiana Housing and Community Development Authority, Home First Mortgage
Series C, Rev., GNMA/FNMA/FHLMC, 4.50%, 12/1/2027	30	31
Series A, Rev., GNMA/FNMA/FHLMC, 4.50%, 6/1/2028	15	15

		46

Water & Sewer — 0.1%
Indiana State Finance Authority, Wastewater Utility, First Lien Series 2011A, Rev., 5.25%, 10/1/2031	250	270

Total Indiana		1,914

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Iowa — 1.4%
Education — 0.2%
Iowa Student Loan Liquidity Corp., Student Loan Series A, Rev., AMT, 3.75%, 12/1/2033	550	571

Housing — 0.6%
Iowa Finance Authority, Northcrest Inc. Project
Series 2018A, Rev., 5.00%, 3/1/2028	980	1,085
Series 2018A, Rev., 5.00%, 3/1/2038	250	272

		1,357

Utility — 0.6%
Iowa Finance Authority, Phs Council Bluffs, Inc. Project
Rev., 3.95%, 8/1/2023	150	153
Rev., 4.45%, 8/1/2028	250	260
Rev., 5.00%, 8/1/2033	485	510
Rev., 5.00%, 8/1/2038	370	385

		1,308

Total Iowa		3,236

Kansas — 1.1%
Hospital — 1.1%
City of Lenexa, Kansas Health Care Facility, Lakeview Village, Inc.
Series A, Rev., 5.00%, 5/15/2032	500	559
Series A, Rev., 5.00%, 5/15/2039	850	934
City of Wichita, Health Care Facilities, Presbyterian Manors, Inc.
Series 2018 I, Rev., 5.00%, 5/15/2033	500	549
Series I, Rev., 5.00%, 5/15/2038	500	542

		2,584

Total Kansas		2,584

Kentucky — 0.7%
Hospital — 0.7%
City of Ashland, Kings Daughters Medical Center
Series 2016A, Rev., 4.00%, 2/1/2036	1,000	1,011
Series 2016A, Rev., 5.00%, 2/1/2040	500	544

		1,555

Total Kentucky		1,555

Louisiana — 0.4%
Hospital — 0.3%
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project Rev., 5.00%, 5/15/2042	500	574

Housing — 0.0%(e)
East Baton Rouge Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Securities Program Series 2009A-2, Rev., GNMA/FNMA/FHLMC, 4.75%, 10/1/2029	40	40

Transportation — 0.1%
New Orleans Aviation Board, General Airport, North Terminal Project Series B, Rev., AMT, 5.00%, 1/1/2048	250	282

Total Louisiana		896

Maine — 0.0%(e)
Prerefunded — 0.0%(e)
Maine Health and Higher Educational Facilities Authority Series A, Rev., 5.00%, 7/1/2023(d)	25	28

Maryland — 1.0%
Education — 0.7%
County of Frederick, Educational Facilities, Mount St. Mary’s University Series A, Rev., 5.00%, 9/1/2037(c)	1,500	1,653

Hospital — 0.3%
Maryland Health and Higher Educational Facilities Authority, Broadmead Issue Series A, Rev., 5.00%, 7/1/2032	500	577

Transportation — 0.0%(e)
Maryland Economic Development Corp. Series A, Rev., 5.13%, 6/1/2020(d)	40	41

Total Maryland		2,271

Massachusetts — 4.2%
Education — 2.1%
Massachusetts Development Finance Agency, Emerson College
Rev., 5.00%, 1/1/2037	500	578
Rev., 5.00%, 1/1/2038	405	468
Rev., 5.00%, 1/1/2043	500	576
Massachusetts Development Finance Agency, Emmanuel College Series 2016A, Rev., 5.00%, 10/1/2043	500	565
Massachusetts Development Finance Agency, Suffolk University
Rev., 5.00%, 7/1/2036	450	536
Rev., 5.00%, 7/1/2037	605	720
Massachusetts Educational Financing Authority Series B, Rev., AMT, 3.63%, 7/1/2034	1,000	1,056
Massachusetts State College Building Authority Series B, Rev., XLCA, 5.50%, 5/1/2028	350	434

		4,933

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Other Revenue — 1.6%
Massachusetts Development Finance Agency, Newbridge On the Charles, Inc. Rev., 4.13%, 10/1/2042(c)	2,000	2,045
Massachusetts Development Finance Agency, Orchid Cove, Inc.
Rev., 4.00%, 10/1/2029	925	1,012
Rev., 4.00%, 10/1/2039	500	517
Rev., 5.00%, 10/1/2039	250	279

		3,853

Transportation — 0.4%
Massachusetts Bay Transportation Authority Series B, Rev., NATL-RE, 5.50%, 7/1/2028	300	397
Massachusetts Port Authority Series A, Rev., 5.00%, 7/1/2044	500	568

		965

Water & Sewer — 0.1%
Massachusetts Water Resources Authority Series B, Rev., AGM, 5.25%, 8/1/2032	100	139

Total Massachusetts		9,890

Michigan — 2.4%
Education — 0.3%
Michigan Finance Authority, Universal Learning Academy Rev., 6.00%, 11/1/2032	750	820

General Obligation — 0.7%
City of Detroit
GO, 5.00%, 4/1/2035	500	539
GO, 5.00%, 4/1/2036	500	537
GO, 5.00%, 4/1/2037	500	535

		1,611

Industrial Development Revenue/Pollution Control Revenue — 0.0%(e)
Saginaw County Economic Development Corp., BGI South LLC-Recovery Zone Rev., 5.00%, 12/1/2020	85	88

Transportation — 0.2%
Wayne County Airport Authority, Detroit Metropolitan Airport Series B, Rev., AMT, 5.00%, 12/1/2021	400	432

Utility — 1.2%
Michigan Strategic Fund, I-75 Improvement Project Rev., AMT, AGM, 4.13%, 6/30/2035	2,500	2,701

Total Michigan		5,652

Minnesota — 0.7%
Hospital — 0.3%
City of Minneapolis, Health Care System, Fairview Health Services Series A, Rev., 4.00%, 11/15/2038	750	817

Housing — 0.4%
City of Apple Valley, Minnesota Senior Housing, Orchard Path Project Rev., 4.25%, 9/1/2038	750	769
Minneapolis/St. Paul Housing Finance Board, Single Family Mortgage, Mortgage-Backed Securities Program, City Living Home Programs
Series A-1, Rev., GNMA/FNMA/FHLMC, 5.25%, 12/1/2040	5	5
Series 2007A-2, Rev., GNMA/FNMA/FHLMC, 5.52%, 3/1/2041	100	101
Minnesota Housing Finance Agency, Homeownership Finance, Mortgage-Backed Securities Program Series A, Rev., AMT, GNMA/FNMA/FHLMC, 4.25%, 7/1/2028	10	10
Minnesota Housing Finance Agency, Residential Housing Finance Series D, Rev., AMT, GNMA/FNMA/FHLMC, 4.00%, 7/1/2040	5	5

		890

Total Minnesota		1,707

Mississippi — 0.1%
Other Revenue — 0.1%
Mississippi Development Bank, Harrison County, Coliseum and Convention Center
Series A, Rev., 5.25%, 1/1/2030	160	204
Series 2010A, Rev., 5.25%, 1/1/2034	100	129

		333

Total Mississippi		333

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Missouri — 1.9%
Education — 1.2%
Health and Educational Facilities Authority of the State of Missouri, Lutheran Senior Services Projects
Series 2019A, Rev., 5.00%, 2/1/2029	550	623
Series 2019A, Rev., 5.00%, 2/1/2034	1,010	1,123
Series 2019A, Rev., 5.00%, 2/1/2042	1,000	1,096

		2,842

General Obligation — 0.1%
Independence School District, Direct Deposit Program Series A, GO, 5.25%, 3/1/2031	250	266

Housing — 0.1%
Missouri Housing Development Commission, Single Family Mortgage, Special Homeownership Loan Program
Series E-3, Rev., GNMA/FNMA/FHLMC, 4.63%, 5/1/2028	45	46
Series E-4, Rev., AMT, GNMA/FNMA/FHLMC, 4.25%, 11/1/2030	40	41

		87

Industrial Development Revenue/Pollution Control Revenue — 0.3%
St Louis County Industrial Development Authority, Friendship Village Series 2018A, Rev., 5.00%, 9/1/2028	630	725

Transportation — 0.2%
Bi-State Development Agency, Metropolitan District, St. Clair County Metrolink Project Rev., AGM, 5.25%, 7/1/2025	400	484

Total Missouri		4,404

Montana — 0.7%
General Obligation — 0.2%
Cascade County Elementary School District No. 1 Great Falls, School Building GO, 3.63%, 7/1/2038	335	360

Hospital — 0.4%
Montana Facility Finance Authority, Bozeman Deaconess Health Services Obligated Group Rev., 3.63%, 6/1/2043	1,000	1,022

Housing — 0.1%
Montana Board of Housing, Single Family Homeownership Series A-2, Rev., AMT, 4.00%, 12/1/2038	130	135

Transportation — 0.0%(e)
City of Billings, Airport Series 2010A, Rev., AMT, 5.00%, 7/1/2020	100	103

Total Montana		1,620

Nevada — 0.2%
Transportation — 0.2%
City of Reno, Sales Tax, Senior Lien, ReTrac-Reno Transportation Rail Access Corridor Project Series B, Rev., AGM, 4.00%, 6/1/2048	375	395

New Hampshire — 0.2%
Education — 0.2%
City of Manchester, School Facilities
Rev., NATL-RE, 5.50%, 6/1/2026	200	250
Rev., NATL-RE, 5.50%, 6/1/2027	100	128

		378

Housing — 0.0%(e)
New Hampshire Housing Finance Authority, Single Family Mortgage Series 2011A, Rev., AMT, 5.25%, 7/1/2028	30	30

Total New Hampshire		408

New Jersey — 3.9%
Education — 1.0%
New Jersey Higher Education Student Assistance Authority, Senior Student Loan
Series 2018A, Rev., AMT, 3.75%, 12/1/2031	750	804
Series 2018A, Rev., AMT, 4.00%, 12/1/2032	400	435
Series A, Rev., AMT, 4.00%, 12/1/2033	500	540
Series 2018A, Rev., AMT, 4.00%, 12/1/2034	300	323
Series A, Rev., AMT, 4.00%, 12/1/2035	200	216

		2,318

Hospital — 0.7%
New Jersey Health Care Facilities Financing Authority, St. Josephs Healthcare System Rev., 5.00%, 7/1/2041	1,500	1,667

Industrial Development Revenue/Pollution Control Revenue — 1.4%
New Jersey Economic Development Authority, Charter School, Golden Door Charter School Project
Series 2018A, Rev., 5.13%, 11/1/2029(c)	210	224
Series 2018-A, Rev., 6.25%, 11/1/2038(c)	525	592

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
New Jersey Economic Development Authority, Charter School, Marion P. Thomas Charter School, Inc. Project Series 2018-A, Rev., 5.00%, 10/1/2033(c)	1,000	1,049
New Jersey Economic Development Authority, State House Project Series 2017B, Rev., 4.13%, 6/15/2039	1,200	1,294

		3,159

Transportation — 0.8%
New Jersey Economic Development Authority, Motor Vehicle Surplus Series A, Rev., NATL-RE, 5.25%, 7/1/2024	380	435
New Jersey Transportation Trust Fund Authority, Transportation Program Series AA, Rev., 5.25%, 6/15/2033	1,335	1,468

		1,903

Total New Jersey		9,047

New Mexico — 0.0%(e)
Housing — 0.0%(e)
New Mexico Mortgage Finance Authority, Single Family Mortgage Program
Series 2011B, Class I, Rev., GNMA/FNMA/FHLMC, 5.00%, 3/1/2028	65	67
Series A, Class I, Rev., GNMA/FNMA/FHLMC, 5.00%, 9/1/2030	30	31

		98

Total New Mexico		98

New York — 2.7%
Education — 0.8%
Build Resource Corp., Inwood Academy for Leadership Charter School Project
Series 2018A, Rev., 4.88%, 5/1/2031(c)	500	531
Series 2018A, Rev., 5.13%, 5/1/2038(c)	250	266
Onondaga Civic Development Corp., Le Moyne College Project
Rev., 5.00%, 1/1/2037	300	344
Rev., 5.00%, 1/1/2038	200	229
Rev., 5.00%, 1/1/2043	500	571

		1,941

Hospital — 0.5%
Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project Series 2017A, Rev., 4.00%, 11/1/2042	1,000	1,027

Housing — 0.2%
Westchester County Local Development Corp., Miriam Osborn Memorial Home Association Project Series 2019, Rev., 5.00%, 7/1/2042	365	418

Other Revenue — 0.5%
New York Liberty Development Corp., Goldman Sachs Headquarters Rev., 5.25%, 10/1/2035	525	693
New York State Environmental Facilities Corp., Revolving Funds, Pooled Financing Series 2005B, Rev., 5.50%, 10/15/2030(d)	390	535

		1,228

Transportation — 0.4%
New York Transportation Development Corp., Delta Air Lines, Inc., Laguardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 4.00%, 1/1/2036	500	532
Rev., AMT, 5.00%, 1/1/2036	375	438

		970

Water & Sewer — 0.3%
New York City Municipal Water Finance Authority, Water and Sewer System, Second General Resolution
Series EE, Rev., 5.38%, 6/15/2043	440	465
Series BB, Rev., 5.25%, 6/15/2044	250	270

		735

Total New York		6,319

North Carolina — 0.5%
Hospital — 0.5%
North Carolina Medical Care Commission, Retirement Facilities First Mortgage, Davidson Project Series 2019A, Rev., 5.00%, 1/1/2034	1,000	1,130

North Dakota — 0.1%
Housing — 0.0%(e)
North Dakota Housing Finance Agency, Home Mortgage Finance Program Series 2012A, Rev., 3.75%, 7/1/2042	60	62

Utility — 0.1%
McLean County, Solid Waste Facilities, Great River Energy Project Series A, Rev., 4.88%, 7/1/2026	210	216

Total North Dakota		278

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Ohio — 3.0%
Education — 1.7%
Ohio Higher Educational Facility Commission, The Cleveland Institute of Art 2018 Project
Rev., 5.00%, 12/1/2028	500	555
Rev., 5.00%, 12/1/2033	270	292
Rev., 5.00%, 12/1/2038	685	728
Ohio Higher Educational Facility Commission, University of Findlay 2019 Project Rev., 5.00%, 3/1/2034	2,000	2,246

		3,821

General Obligation — 0.1%
County of Hamilton, Cincinnati City School District, Board of Education, Classroom Facilities Construction and Improvement GO, NATL-RE, 5.25%, 12/1/2025	185	226
Greene County Series 2007A, GO, AMBAC, 5.25%, 12/1/2028	45	57

		283

Hospital — 0.2%
City of Centerville, Graceworks Lutheran Services Rev., 5.00%, 11/1/2027	380	430
Franklin County Health Care Improvement, Presbyterian Services Series 2010A, Rev., 5.00%, 7/1/2020	100	100

		530

Housing — 0.0%(e)
Ohio Housing Finance Agency, Single Family Mortgage
Series 2011 2, Rev., GNMA/FNMA/FHLMC, 4.50%, 11/1/2028	25	26
Series 1, Rev., GNMA/FNMA/FHLMC, 5.00%, 11/1/2028	15	15

		41

Transportation — 1.0%
Cleveland-Cuyahoga County, Port Authority Cultural Facility, Playhouse Square Foundation Project
Rev., 5.00%, 12/1/2033	1,000	1,140
Rev., 5.25%, 12/1/2038	500	571
Rev., 5.50%, 12/1/2043	500	575

		2,286

Total Ohio		6,961

Oklahoma — 0.9%
Hospital — 0.5%
Oklahoma Development Finance Authority, Health System, Ou Medicine Project Series B, Rev., 5.00%, 8/15/2038	1,000	1,141

Transportation — 0.3%
Tulsa Airports Improvement Trust
Series A, Rev., AMT, 5.00%, 6/1/2024	300	340
Series A, Rev., AMT, 5.00%, 6/1/2025	420	475

		815

Water & Sewer — 0.1%
Oklahoma City Water Utilities Trust, Water and Sewer System Rev., 5.38%, 7/1/2040	220	236

Total Oklahoma		2,192

Oregon — 0.9%
General Obligation — 0.1%
Clackamas County School District No. 7J, Lake Oswego GO, AGM, 5.25%, 6/1/2025	165	199
Linn County Community School District No. 9 Lebanon GO, NATL-RE, 5.50%, 6/15/2030	20	26

		225

Hospital — 0.7%
Clackamas County Hospital Facility Authority, Mary’s Woods at Marylhurst Project
Series 2018A, Rev., 5.00%, 5/15/2038	220	241
Series 2018A, Rev., 5.00%, 5/15/2043	310	336
Salem Hospital Facility Authority, Capital Manor Project Rev., 5.00%, 5/15/2038	1,000	1,145

		1,722

Housing — 0.0%(e)
Oregon State Housing and Community Services Department, Single Family Mortgage Program Series B, Rev., AMT, 5.00%, 7/1/2030	30	31

Prerefunded — 0.1%
State of Oregon, University Systems Projects Series G, GO, 5.25%, 8/2/2021(d)	105	113

Total Oregon		2,091

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pennsylvania — 10.3%
Education — 1.9%
Allegheny County Higher Education Building Authority, Duquesne University Series 2011A, Rev., 5.00%, 3/1/2020	160	164
Chambersburg Area Municipal Authority, Wilson College Rev., 5.50%, 10/1/2033	2,000	2,086
Dallas Area Municipal Authority, Misericordia University Project
Rev., 3.25%, 5/1/2023	200	201
Rev., 5.00%, 5/1/2029	650	733
Rev., 5.00%, 5/1/2039	1,100	1,230

		4,414

General Obligation — 2.8%
Aliquippa School District
GO, 3.75%, 12/1/2033	2,000	2,145
GO, 3.88%, 12/1/2037	1,250	1,332
The School Board of Philadelphia County Series B, GO, AGM, 4.00%, 9/1/2043	1,250	1,346
Wilkes-Barre Area School District
Series 2019, GO, 3.50%, 4/15/2038	370	382
Series 2019, GO, 3.50%, 4/15/2039	230	237
Series 2019, GO, 3.75%, 4/15/2044	1,000	1,042

		6,484

Hospital — 4.1%
Allegheny County Hospital Development Authority, Allegheny Health Network Obligated Group Series 2018A, Rev., 4.00%, 4/1/2038	500	541
Allegheny County Hospital Development Authority, Medical Center Series 2019A, Rev., 4.00%, 7/15/2037	2,000	2,203
Berks County Industrial Development Authority, Healthcare Facilities
Rev., 5.00%, 5/15/2033	500	560
Series 2017A, Rev., 5.00%, 5/15/2037	250	277
Rev., 5.00%, 5/15/2038	500	551
Berks County Industrial Development Authority, Tower Health Project Rev., 5.00%, 11/1/2037	1,000	1,166
Lancaster County Hospital Authority, Health Care Facilities, Moravian Manors, Inc. Project
Series 2019B, Rev., 2.88%, 12/15/2023	1,000	1,000
Series 2019A, Rev., 5.00%, 6/15/2032	545	624
Series 2019A, Rev., 5.00%, 6/15/2033	570	650
Series 2019A, Rev., 5.00%, 6/15/2038	1,110	1,247
West Cornwall Township Municipal Authority, Pleasant View Retirement Community Project Rev., 5.00%, 12/15/2038	750	831

		9,650

Housing — 0.0%(e)
Pennsylvania Housing Finance Agency, Single Family Mortgage Series 2011- 112, Rev., AMT, 5.00%, 4/1/2028	30	31

Industrial Development Revenue/Pollution Control Revenue — 1.1%
Luzerne County Industrial Development Authority Rev., AGM, 5.00%, 12/15/2024	70	79
Montgomery County Industrial Development Authority, Waverly Heights Ltd. Project
Series 2019, Rev., 4.00%, 12/1/2034	170	185
Series 2019, Rev., 4.00%, 12/1/2035	175	189
Series 2019, Rev., 4.00%, 12/1/2036	175	189
Series 2019, Rev., 4.00%, 12/1/2037	100	107
Series 2019, Rev., 4.00%, 12/1/2038	100	107
Series 2019, Rev., 5.00%, 12/1/2044	350	397
Series 2019, Rev., 5.00%, 12/1/2049	500	566
Philadelphia Authority for Industrial Development, International Education and Community Initiatives Project Series 2018-A, Rev., 4.50%, 6/1/2029(c)	700	726

		2,545

Other Revenue — 0.2%
Allentown Neighborhood Improvement Zone Development Authority, City Center Project
Rev., 5.00%, 5/1/2033(c)	250	286
Rev., 5.00%, 5/1/2042(c)	250	278

		564

Transportation — 0.2%
Allegheny County Airport Authority, Pittsburgh International Airport Series 2012A-1, Rev., 5.00%, 1/1/2026	350	375

Total Pennsylvania		24,063

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Rhode Island — 0.2%
Education — 0.1%
Rhode Island Student Loan Authority, Senior Series 2017A, Rev., AMT, 5.00%, 12/1/2024	100	115

Transportation — 0.1%
Rhode Island Commerce Corp. Series B, Rev., 5.00%, 7/1/2022	250	274

Total Rhode Island		389

South Carolina — 0.7%
Industrial Development Revenue/Pollution Control Revenue — 0.7%
South Carolina Jobs-Economic Development Authority, South Carolina Episcopal Home at Still Homes Series 2018A, Rev., 5.00%, 4/1/2033	1,485	1,615

South Dakota — 0.3%
Education — 0.3%
South Dakota Health and Educational Facilities Authority, Sanford Health Rev., 5.00%, 11/1/2045	500	562

Housing — 0.0%(e)
South Dakota Housing Development Authority, Homeownership Mortgage Series 2012A, Rev., AMT, 4.50%, 5/1/2031	70	72

Total South Dakota		634

Tennessee — 0.5%
Housing — 0.5%
Nashville Metropolitan Development and Housing Agency, Tax Increment, Fifth Broadway Development Project
Rev., 4.50%, 6/1/2028(c)	500	536
Rev., 5.13%, 6/1/2036(c)	425	470
Tennessee Housing Development Agency, Homeownership Program
Series A, Rev., AMT, 4.50%, 7/1/2031	40	41
Series 1A, Rev., AMT, 4.50%, 1/1/2038	85	88

		1,135

Total Tennessee		1,135

Texas — 3.4%
Education — 2.2%
Arlington Higher Education Finance Corp., Winfree Academy Charter Schools
Series 2019A, Rev., 5.15%, 8/15/2029	450	468
Series 2019A, Rev., 5.75%, 8/15/2043	1,000	1,059
New Hope Cultural Education Facilities Finance Corp., Legacy Midtown Park Project Series A, Rev., 5.50%, 7/1/2054	1,000	1,045
New Hope Cultural Education Facilities Finance Corp., Presbyterian Village North Project Rev., 5.00%, 10/1/2039	1,000	1,077
Newark Higher Education Finance Corp., Austin Achieve Public Schools, Inc.
Rev., 4.25%, 6/15/2028	150	152
Rev., 5.00%, 6/15/2033	150	155
Rev., 5.00%, 6/15/2038	250	257
Permanent University Fund - Texas A&M University System
Series B, Rev., 5.25%, 7/1/2028	140	182
Series B, Rev., 5.25%, 7/1/2030	395	529
Tarrant County Cultural Education Facilities Finance Corp., Hospital, Cook Children’s Medical Center Series A, Rev., 5.25%, 12/1/2039	170	192

		5,116

General Obligation — 0.1%
North East Independent School District GO, PSF-GTD, 5.25%, 2/1/2027	200	251

Hospital — 0.4%
Bexar County Health Facilities Development Corp., Army Retirement Residence Foundation Project Rev., 4.00%, 7/15/2045	940	942

Housing — 0.0%(e)
Texas Department of Housing and Community Affairs, Residential Mortgage Series A, Rev., GNMA/FNMA/FHLMC, 5.00%, 7/1/2029	35	36

Other Revenue — 0.5%
City of Temple,Reinvestment Zone Series A, Rev., 5.00%, 8/1/2028(c)	1,000	1,103

Prerefunded — 0.1%
La Vernia Higher Education Finance Corp., Lifeschool of Dallas Series A, Rev., 6.25%, 8/15/2019(d)	60	61
Texas State Public Finance Authority Charter School Finance Corp., Cosmos Foundation, Inc. Series A, Rev., 6.00%, 2/15/2020(d)	100	103

		164

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Transportation — 0.1%
Dallas Area Rapid Transit, Senior Lien Rev., AMBAC, 5.25%, 12/1/2029	130	172

Water & Sewer — 0.0%(e)
City of Houston, Combined Utility System, Capital Appreciation Series A, Rev., AGM, Zero Coupon, 12/1/2027(d)	30	25

Total Texas		7,809

Utah — 0.3%
Other Revenue — 0.3%
Utah Transit Authority, Sales Tax
Series C, Rev., AGM, 5.25%, 6/15/2025	40	48
Series 2006C, Rev., AGM, 5.25%, 6/15/2032	450	600

		648

Total Utah		648

Vermont — 0.3%
Education — 0.3%
Vermont Student Assistance Corp., Education Loan
Series A, Rev., AMT, 4.00%, 6/15/2032	200	210
Series A, Rev., AMT, 4.00%, 6/15/2033	250	262
Series 2018A, Rev., AMT, 4.00%, 6/15/2034	200	209

		681

Total Vermont		681

Virginia — 3.6%
Education — 0.4%
Danville Industrial Development Authority, Averett University Series A, Rev., 4.75%, 10/1/2032	760	790

Housing — 1.9%
Norfolk Redevelopment and Housing Authority, Harbors Edge Project
Series 2019B, Rev., 4.00%, 1/1/2025	2,000	2,001
Series 2019A, Rev., 5.00%, 1/1/2034	1,000	1,090
Series 2019A, Rev., 4.38%, 1/1/2039	1,250	1,313

		4,404

Industrial Development Revenue/Pollution Control Revenue — 1.3%
Roanoke County Economic Development Authority, Residential Care Facility, Richfield Living
Series 2019A, Rev., 4.75%, 9/1/2029	1,000	1,029
Series 2019A, Rev., 5.00%, 9/1/2034	2,000	2,060

		3,089

Prerefunded — 0.0%(e)
Virginia Resources Authority, Infrastructure, Pooled Financing Program Series 2011A, Rev., 5.00%, 11/1/2021(d)	70	76

Total Virginia		8,359

Washington — 4.3%
General Obligation — 1.1%
Pend Oreille County, Public Hospital District No. 1
GO, 5.00%, 12/1/2033	1,000	1,132
GO, 5.00%, 12/1/2038	1,255	1,407

		2,539

Housing — 0.8%
Washington State Housing Finance Commission, Homeownership Program Series A, Rev., AMT, GNMA/FNMA/FHLMC, 4.50%, 4/1/2029	35	36
Washington State Housing Finance Commission, The Heart Stone Project
Series 2018A, Rev., 4.50%, 7/1/2028(c)	965	1,062
Series 2018A, Rev., 5.00%, 7/1/2038(c)	825	904

		2,002

Other Revenue — 0.6%
Washington State Housing Finance Commission, Judson Park Project
Rev., 4.00%, 7/1/2028(c)	535	566
Rev., 5.00%, 7/1/2033(c)	535	594
Rev., 5.00%, 7/1/2038(c)	300	328

		1,488

Utility — 1.8%
Pend Oreille County, Public Utility District No. 1, Box Canyon Production System Rev., 5.00%, 1/1/2039	3,605	4,099

Total Washington		10,128

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
West Virginia — 1.3%
Hospital — 1.3%
West Virginia Hospital Finance Authority, Charleston Area Medical Center, Inc.
Series 2019A, Rev., 5.00%, 9/1/2038	1,250		1,483
Series 2019A, Rev., 5.00%, 9/1/2039	1,400		1,657

			3,140

Total West Virginia			3,140

Wisconsin — 5.0%
Education — 4.2%
Public Finance Authority, Community School of Davidson Project
Rev., 3.75%, 10/1/2023	365		369
Rev., 5.00%, 10/1/2033	775		844
Public Finance Authority, Minnesota College of Osteopathic Medicine
Series 2019A-1, Rev., 5.50%, 12/1/2048(c)	575		629
Series 2019A-2, Rev., 7.25%, 12/1/2048(c)	1,500		1,563
Public Finance Authority, Piedmont Community Charter School
Rev., 5.00%, 6/15/2027	160		186
Rev., 5.00%, 6/15/2028	505		593
Rev., 5.00%, 6/15/2034	215		250
Rev., 5.00%, 6/15/2039	390		447
Rev., 5.00%, 6/15/2049	1,000		1,134
Public Finance Authority, Wilson Preparatory Academy
Series 2019A, Rev., 4.13%, 6/15/2029(c)	545		547
Series 2019A, Rev., 5.00%, 6/15/2039(c)	500		520
Series 2019A, Rev., 5.00%, 6/15/2049(c)	1,100		1,138
Wisconsin Health and Educational Facilities Authority, St. John’s Communities, Inc. Project Series A, Rev., 4.25%, 9/15/2035	1,500		1,506

			9,726

Other Revenue — 0.8%
Public Finance Authority Rev., 4.25%, 10/1/2038(c)	2,000		2,027

Total Wisconsin			11,753

Wyoming — 1.5%
Housing — 0.0%(e)
Wyoming Community Development Authority Housing Series 1, Rev., AMT, 4.00%, 6/1/2032	10		10

Utility — 1.5%
County of Campbell, Solid Waste Facilities, Basin Electric Power Co-operative, Dry Fork Station Facilities Series 2019A, Rev., 3.63%, 7/15/2039	3,355		3,415

Total Wyoming			3,425

TOTAL MUNICIPAL BONDS (Cost $199,647)			209,375

LOAN ASSIGNMENTS — 0.4%(g)
Diversified Telecommunication Services — 0.0%(e)
Securus Technologies Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 6.99%, 11/1/2024(h)	24		23

Oil, Gas & Consumable Fuels — 0.4%
Gulf Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 5.25%), 7.87%, 8/25/2023(h)	1,113		916

TOTAL LOAN ASSIGNMENTS (Cost $1,114)			939

	Shares (000)
COMMON STOCKS — 0.0%(e)
Oil, Gas & Consumable Fuels — 0.0%(e)
Southcross Holdco Equity*‡ (Cost $11)	—	(i)	18

SHORT-TERM INVESTMENTS — 11.8%
INVESTMENT COMPANIES — 11.8%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.51%(j)(k)(Cost $27,478)	27,478		27,478

Total Investments — 102.1% (Cost $228,250)			237,810
Liabilities in Excess of Other Assets — (2.1%)			(4,941)

Net Assets — 100.0%			232,869

Percentages indicated are based on net assets.

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Abbreviations

AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BHAC	Insured by Berkshire Hathaway Assurance Corp.
CHESLA	Connecticut Higher Education Supplemental Loan Authority
CR	Custodial Receipts
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LIQ	Liquidity Agreement
NATL	Insured by National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RE	Reinsured
Rev.	Revenue
USD	United States Dollar
XLCA	Insured by XL Capital Assurance

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2019.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Security is prerefunded or escrowed to maturity.
(e)	Amount rounds to less than 0.1% of net assets.
(f)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(g)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(h)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2019.
(i)	Amount rounds to less than one thousand.
(j)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(k)	The rate shown is the current yield as of May 31, 2019.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

JPMorgan High Yield Municipal Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$—	$—	$18	$18
Debt Securities
Municipal Bonds	—	209,375	—	209,375
Loan Assignments	—	939	—	939
Short-Term Investments
Investment Companies	27,478	—	—	27,478

Total Investments in Securities	$27,478	$210,314	$18	$237,810

There were no transfers into and out of level 3 for the period ended May 31, 2019.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended May 31, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2019	Shares at May 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 1.51%(a)(b)	$12,206	$61,863	$46,589	$(2)	$—	$27,478	27,478	$81	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2019.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 56.0%
Aerospace & Defense — 0.9%
Airbus SE (France) 3.15%, 4/10/2027(a)	500	509
Boeing Co. (The)
2.35%, 10/30/2021	1,000	1,001
3.55%, 3/1/2038	500	491
Lockheed Martin Corp. 3.80%, 3/1/2045	300	301
Northrop Grumman Corp.
3.25%, 8/1/2023	520	532
3.85%, 4/15/2045	250	247
TransDigm, Inc. 6.25%, 3/15/2026(a)	550	561
United Technologies Corp.
2.80%, 5/4/2024	750	750
4.15%, 5/15/2045	300	304

		4,696

Air Freight & Logistics — 0.5%
FedEx Corp.
3.40%, 1/14/2022	500	511
3.40%, 2/15/2028	500	506
4.10%, 2/1/2045	500	461
United Parcel Service, Inc. 3.40%, 3/15/2029	1,000	1,033

		2,511

Airlines — 0.5%
Delta Air Lines, Inc.
2.60%, 12/4/2020	1,000	997
3.80%, 4/19/2023	500	511
Southwest Airlines Co.
2.75%, 11/6/2019	500	500
3.00%, 11/15/2026	500	491

		2,499

Auto Components — 0.2%
Adient US LLC 7.00%, 5/15/2026(a)	80	80
American Axle & Manufacturing, Inc.
6.25%, 4/1/2025	52	50
6.25%, 3/15/2026	15	14
Cooper-Standard Automotive, Inc. 5.63%, 11/15/2026(a)	35	30
Dana, Inc.
6.00%, 9/15/2023	500	509
5.50%, 12/15/2024	415	413
Delphi Technologies plc 5.00%, 10/1/2025(a)	25	21

		1,117

Automobiles — 1.6%
BMW US Capital LLC (Germany) 3.10%, 4/12/2021(a)	1,000	1,009
Daimler Finance North America LLC (Germany)
2.25%, 3/2/2020(a)	750	748
2.20%, 10/30/2021(a)	750	738
2.85%, 1/6/2022(a)	500	500
Fiat Chrysler Automobiles NV (United Kingdom) 5.25%, 4/15/2023	500	521
General Motors Co. 4.88%, 10/2/2023	1,000	1,042
Hyundai Capital America 2.55%, 4/3/2020(a)	1,000	997
Nissan Motor Acceptance Corp.
2.15%, 9/28/2020(a)	1,000	991
1.90%, 9/14/2021(a)	750	733
2.65%, 7/13/2022(a)	750	743
3.45%, 3/15/2023(a)	500	508

		8,530

Banks — 7.1%
Australia & New Zealand Banking Group Ltd. (Australia) 2.13%, 8/19/2020	1,000	997
Banco Santander SA (Spain)
3.85%, 4/12/2023	400	409
4.38%, 4/12/2028	400	410
Bank of America Corp.
Series L, 2.25%, 4/21/2020	500	499
4.20%, 8/26/2024	750	785
4.00%, 1/22/2025	750	775
Series L, 3.95%, 4/21/2025	500	512
(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 1/23/2026(b)	750	756
(ICE LIBOR USD 3 Month + 1.81%), 4.24%, 4/24/2038(b)	500	523
(ICE LIBOR USD 3 Month + 1.99%), 4.44%, 1/20/2048(b)	250	269
(ICE LIBOR USD 3 Month + 1.19%), 3.95%, 1/23/2049(b)	400	398
Barclays Bank plc (United Kingdom) 2.65%, 1/11/2021	1,500	1,497
Barclays plc (United Kingdom)
2.75%, 11/8/2019	1,500	1,498
3.65%, 3/16/2025	750	736
BNP Paribas SA (France)
2.38%, 5/21/2020	1,000	998
2.95%, 5/23/2022(a)	200	200
3.50%, 3/1/2023(a)	1,000	1,014
Citigroup, Inc.
2.40%, 2/18/2020	500	499
(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023(b)	1,000	999
4.40%, 6/10/2025	500	524
5.50%, 9/13/2025	1,000	1,111
6.63%, 6/15/2032	320	400
(ICE LIBOR USD 3 Month + 1.17%), 3.88%, 1/24/2039(b)	500	498
(ICE LIBOR USD 3 Month + 1.84%), 4.28%, 4/24/2048(b)	300	316
Discover Bank 3.35%, 2/6/2023	1,000	1,013
HSBC Holdings plc (United Kingdom)
2.65%, 1/5/2022	1,000	997
4.25%, 3/14/2024	400	414
(ICE LIBOR USD 3 Month + 1.21%), 3.80%, 3/11/2025(b)	750	765
(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 3/13/2028(b)	500	511

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
HSBC USA, Inc. 2.35%, 3/5/2020	1,500	1,496
ING Groep NV (Netherlands) 4.05%, 4/9/2029	750	767
Lloyds Banking Group plc (United Kingdom) 4.38%, 3/22/2028	750	771
Mitsubishi UFJ Financial Group, Inc. (Japan) 2.67%, 7/25/2022	750	749
Mizuho Bank Ltd. (Japan) 2.40%, 3/26/2020(a)	1,000	999
Mizuho Financial Group, Inc. (Japan)
2.95%, 2/28/2022	750	756
2.84%, 9/13/2026	750	747
Royal Bank of Scotland Group plc (United Kingdom)
3.88%, 9/12/2023	1,000	1,006
(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025(b)	500	506
Santander Holdings USA, Inc. 2.65%, 4/17/2020	1,000	999
Santander UK plc (United Kingdom) 2.38%, 3/16/2020	750	749
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.78%, 7/12/2022	1,000	1,006
3.54%, 1/17/2028	500	522
SunTrust Bank 3.00%, 2/2/2023	750	759
SunTrust Banks, Inc. 2.70%, 1/27/2022	750	752
Toronto-Dominion Bank (The) (Canada) 2.55%, 1/25/2021	1,500	1,504
UBS Group Funding Switzerland AG (Switzerland) (ICE LIBOR USD 3 Month + 0.95%), 2.86%, 8/15/2023(a)(b)	1,000	994
Wells Fargo & Co.
3.00%, 2/19/2025	500	500
3.00%, 10/23/2026	1,000	990
Wells Fargo Bank NA
3.55%, 8/14/2023	1,000	1,031
6.60%, 1/15/2038	300	403

		38,329

Beverages — 1.4%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	1,000	1,033
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
6.88%, 11/15/2019	700	711
4.15%, 1/23/2025	500	528
Bacardi Ltd. (Bermuda) 5.15%, 5/15/2038(a)	500	502
Constellation Brands, Inc. 3.70%, 12/6/2026	500	510
Keurig Dr Pepper, Inc.
4.06%, 5/25/2023(a)	500	520
3.40%, 11/15/2025	500	500
2.55%, 9/15/2026	750	700
Molson Coors Brewing Co. 2.25%, 3/15/2020	1,500	1,495
PepsiCo, Inc.
3.00%, 10/15/2027	500	507
4.25%, 10/22/2044	446	496

		7,502

Biotechnology — 0.5%
AbbVie, Inc. 4.30%, 5/14/2036	500	488
Amgen, Inc. 4.40%, 5/1/2045	1,000	1,006
Celgene Corp. 2.88%, 8/15/2020	500	503
Gilead Sciences, Inc. 3.50%, 2/1/2025	500	514

		2,511

Building Products — 0.2%
CRH America Finance, Inc. (Ireland) 3.40%, 5/9/2027(a)	500	489
JELD-WEN, Inc. 4.63%, 12/15/2025(a)	15	14
Johnson Controls International plc 4.50%, 2/15/2047	350	354
Owens Corning 4.40%, 1/30/2048	400	342

		1,199

Capital Markets — 4.4%
Ameriprise Financial, Inc. 2.88%, 9/15/2026	500	493
Apollo Management Holdings LP 5.00%, 3/15/2048(a)	500	510
Bank of New York Mellon Corp. (The) (ICE LIBOR USD 3 Month + 0.63%), 2.66%, 5/16/2023(b)	750	752
BlackRock, Inc. 3.25%, 4/30/2029	500	512
Blackstone Holdings Finance Co. LLC 4.00%, 10/2/2047(a)	300	284
Brookfield Finance, Inc. (Canada) 3.90%, 1/25/2028	500	499
Cboe Global Markets, Inc. 3.65%, 1/12/2027	1,000	1,032
Charles Schwab Corp. (The) 3.25%, 5/22/2029	500	507
CME Group, Inc. 3.00%, 3/15/2025	500	512
Credit Suisse AG (Switzerland)
3.00%, 10/29/2021	700	705
3.63%, 9/9/2024	1,000	1,039
Credit Suisse Group AG (Switzerland) (ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029(a)(b)	500	499
Credit Suisse USA, Inc. (Switzerland) 7.13%, 7/15/2032	300	413

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Deutsche Bank AG (Germany)
2.70%, 7/13/2020	1,000	990
3.15%, 1/22/2021	1,500	1,482
3.38%, 5/12/2021	500	495
3.95%, 2/27/2023	1,000	987
E*TRADE Financial Corp. 2.95%, 8/24/2022	750	752
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023(b)	500	500
4.25%, 10/21/2025	1,500	1,554
(ICE LIBOR USD 3 Month + 1.16%), 3.81%, 4/23/2029(b)	750	758
6.45%, 5/1/2036	750	911
5.15%, 5/22/2045	300	327
Jefferies Group LLC 4.15%, 1/23/2030	750	696
Lehman Brothers Holdings, Inc.
0.00%, 8/21/2009(c)(d)	1,350	23
0.00%, 5/25/2049(d)	850	15
5.86%, 12/31/2049‡(d)	3,795	—	(e)
Moody’s Corp. 2.63%, 1/15/2023	750	746
Morgan Stanley
5.50%, 1/26/2020	395	402
3.70%, 10/23/2024	750	776
3.95%, 4/23/2027	500	510
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029(b)	750	764
(ICE LIBOR USD 3 Month + 1.46%), 3.97%, 7/22/2038(b)	500	502
(ICE LIBOR USD 3 Month + 1.43%), 4.46%, 4/22/2039(b)	400	428
Neuberger Berman Group LLC 4.88%, 4/15/2045(a)	300	277
Northern Trust Corp. (ICE LIBOR USD 3 Month + 1.13%), 3.38%, 5/8/2032(b)	500	499
TD Ameritrade Holding Corp. 2.95%, 4/1/2022	500	506
UBS AG (Switzerland) 2.20%, 6/8/2020(a)	1,000	996

		23,653

Chemicals — 0.7%
Ashland LLC 4.75%, 8/15/2022(f)	500	515
Chevron Phillips Chemical Co. LLC 3.30%, 5/1/2023(a)	750	768
Dow Chemical Co. (The)
4.13%, 11/15/2021	500	516
3.50%, 10/1/2024	500	510
4.38%, 11/15/2042	250	238
Huntsman International LLC 5.13%, 11/15/2022	150	157
INEOS Group Holdings SA (Luxembourg) 5.63%, 8/1/2024(a)	200	194
LyondellBasell Industries NV 4.63%, 2/26/2055	250	232
PPG Industries, Inc. 3.20%, 3/15/2023	750	766
Reichhold Industries, Inc. 9.00%, 5/1/2018‡(a)(d)	283	—
Venator Finance SARL 5.75%, 7/15/2025(a)	105	93

		3,989

Commercial Services & Supplies — 0.1%
Nielsen Finance LLC
4.50%, 10/1/2020	135	134
5.00%, 4/15/2022(a)	500	496

		630

Communications Equipment — 0.5%
Cisco Systems, Inc. 2.20%, 9/20/2023	1,000	991
CommScope Technologies LLC 6.00%, 6/15/2025(a)	1,750	1,588

		2,579

Construction & Engineering — 0.0%(g)
Zekelman Industries, Inc. 9.88%, 6/15/2023(a)	99	104

Consumer Finance — 3.8%
AerCap Ireland Capital DAC (Ireland) 3.30%, 1/23/2023	500	499
Ally Financial, Inc.
4.13%, 2/13/2022	105	106
4.63%, 5/19/2022	25	25
4.63%, 3/30/2025	395	404
American Express Co.
3.40%, 2/27/2023	750	768
3.00%, 10/30/2024	750	754
3.13%, 5/20/2026	500	502
American Express Credit Corp. 2.38%, 5/26/2020	750	749
American Honda Finance Corp. 3.38%, 12/10/2021	500	512
Capital One Financial Corp.
2.50%, 5/12/2020	1,000	998
3.20%, 1/30/2023	500	506
3.30%, 10/30/2024	750	755
3.75%, 7/28/2026	500	495
3.80%, 1/31/2028	500	500
Caterpillar Financial Services Corp. 2.85%, 6/1/2022	500	506
Discover Financial Services 4.10%, 2/9/2027	500	506
Ford Motor Credit Co. LLC
2.60%, 11/4/2019	1,000	999
2.43%, 6/12/2020	1,000	993
3.22%, 1/9/2022	750	741
2.98%, 8/3/2022	750	733
4.38%, 8/6/2023	500	503
3.81%, 1/9/2024	500	485
3.82%, 11/2/2027	500	459
General Motors Financial Co., Inc.
3.15%, 6/30/2022	1,000	993
4.00%, 1/15/2025	1,000	989
3.85%, 1/5/2028	750	703
Harley-Davidson Financial Services, Inc.
2.15%, 2/26/2020(a)	750	746
2.40%, 6/15/2020(a)	1,000	995

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Hyundai Capital Services, Inc. (South Korea) 3.00%, 3/6/2022(a)	500	499
John Deere Capital Corp.
3.35%, 6/12/2024	500	516
2.65%, 6/24/2024	500	500
Springleaf Finance Corp. 6.63%, 1/15/2028	45	46
Synchrony Financial 2.70%, 2/3/2020	1,000	999

		20,484

Containers & Packaging — 0.3%
Bemis Co., Inc. 3.10%, 9/15/2026	500	480
Berry Global Escrow Corp.
4.88%, 7/15/2026(a)	145	144
5.63%, 7/15/2027(a)	55	56
Reynolds Group Issuer, Inc. 5.75%, 10/15/2020	785	786

		1,466

Diversified Consumer Services — 0.1%
Service Corp. International
7.50%, 4/1/2027	310	360
5.13%, 6/1/2029	75	77

		437

Diversified Financial Services — 0.2%
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	500	475
Siemens Financieringsmaatschappij NV (Germany)
3.13%, 3/16/2024(a)	500	512
4.20%, 3/16/2047(a)	300	321

		1,308

Diversified Telecommunication Services — 2.7%
AT&T, Inc.
3.20%, 3/1/2022	750	760
3.90%, 3/11/2024	600	625
3.95%, 1/15/2025	500	521
4.50%, 5/15/2035	500	503
6.00%, 8/15/2040	300	343
5.35%, 9/1/2040	850	915
CCO Holdings LLC
5.88%, 4/1/2024(a)	345	357
5.50%, 5/1/2026(a)	155	159
5.13%, 5/1/2027(a)	705	705
CenturyLink, Inc. Series T, 5.80%, 3/15/2022	700	712
Cincinnati Bell, Inc. 7.00%, 7/15/2024(a)	10	9
Cogent Communications Group, Inc. 5.38%, 3/1/2022(a)	650	666
Deutsche Telekom International Finance BV (Germany) 2.23%, 1/17/2020(a)	1,000	997
Frontier Communications Corp.
11.00%, 9/15/2025	770	485
8.50%, 4/1/2026(a)	65	62
Intelsat Jackson Holdings SA (Luxembourg)
5.50%, 8/1/2023	1,431	1,284
8.50%, 10/15/2024(a)	35	34
Level 3 Financing, Inc.
5.63%, 2/1/2023	750	753
5.38%, 1/15/2024	31	31
Sprint Capital Corp. 8.75%, 3/15/2032	730	838
Verizon Communications, Inc.
3.38%, 2/15/2025	69	71
4.02%, 12/3/2029(a)	974	1,029
4.50%, 8/10/2033	500	540
4.40%, 11/1/2034	500	532
4.27%, 1/15/2036	577	597
5.01%, 4/15/2049	500	565
Windstream Services LLC 9.00%, 6/30/2025(a)(d)	646	432

		14,525

Electric Utilities — 1.5%
AEP Transmission Co. LLC 3.75%, 12/1/2047	300	302
Alabama Power Co. 3.75%, 3/1/2045	300	303
Appalachian Power Co. 6.38%, 4/1/2036	300	382
Commonwealth Edison Co. 3.70%, 3/1/2045	300	297
DTE Electric Co. 3.70%, 3/15/2045	300	301
Duke Energy Carolinas LLC
6.00%, 1/15/2038	435	579
3.75%, 6/1/2045	300	302
Duke Energy Corp.
1.80%, 9/1/2021	750	738
2.65%, 9/1/2026	500	482
Entergy Arkansas LLC 3.75%, 2/15/2021	535	545
Eversource Energy Series M, 3.30%, 1/15/2028	500	507
Gulf Power Co. Series A, 3.30%, 5/30/2027	500	513
MidAmerican Energy Co. 3.10%, 5/1/2027	500	507
NSTAR Electric Co. 3.20%, 5/15/2027	500	510
Potomac Electric Power Co. 4.15%, 3/15/2043	250	265
Public Service Electric & Gas Co. 3.00%, 5/15/2027	500	502
Xcel Energy, Inc.
4.70%, 5/15/2020	730	736
3.35%, 12/1/2026	500	510

		8,281

Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc. 4.00%, 4/1/2025	500	512

Energy Equipment & Services — 0.0%(g)
Calfrac Holdings LP (Canada) 8.50%, 6/15/2026(a)	10	7

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Halliburton Co. 3.50%, 8/1/2023	250	257
Nabors Industries, Inc. 5.75%, 2/1/2025	15	12
Transocean Guardian Ltd. 5.88%, 1/15/2024(a)	11	11
Transocean Pontus Ltd. 6.13%, 8/1/2025(a)	4	4

		291

Entertainment — 0.9%
Activision Blizzard, Inc. 2.60%, 6/15/2022	250	250
AMC Entertainment Holdings, Inc. 5.75%, 6/15/2025	200	182
NBCUniversal Media LLC 4.38%, 4/1/2021	1,065	1,101
Netflix, Inc.
5.88%, 11/15/2028	24	25
5.38%, 11/15/2029(a)	50	51
Viacom, Inc. 4.25%, 9/1/2023	1,250	1,305
Walt Disney Co. (The) 6.40%, 12/15/2035(a)	1,025	1,380
Warner Media LLC
3.60%, 7/15/2025	500	510
5.35%, 12/15/2043	330	356

		5,160

Equity Real Estate Investment Trusts (REITs) — 1.0%
American Tower Corp.
2.80%, 6/1/2020	500	500
3.45%, 9/15/2021	500	508
AvalonBay Communities, Inc. 3.45%, 6/1/2025	500	514
Boston Properties LP
3.20%, 1/15/2025	250	253
2.75%, 10/1/2026	500	480
CoreCivic, Inc. 4.63%, 5/1/2023	225	221
Crown Castle International Corp. 3.15%, 7/15/2023	1,000	1,004
GEO Group, Inc. (The)
5.13%, 4/1/2023	400	376
5.88%, 10/15/2024	230	213
GLP Capital LP 5.75%, 6/1/2028	20	22
Kimco Realty Corp. 4.25%, 4/1/2045	350	345
RHP Hotel Properties LP 5.00%, 4/15/2023	200	201
Uniti Group LP 8.25%, 10/15/2023	500	446
VICI Properties 1 LLC 8.00%, 10/15/2023	107	116

		5,199

Food & Staples Retailing — 0.7%
Costco Wholesale Corp. 2.75%, 5/18/2024	500	506
CVS Pass-Through Trust 7.51%, 1/10/2032(a)	594	713
Kroger Co. (The) 2.65%, 10/15/2026	750	711
Rite Aid Corp. 6.13%, 4/1/2023(a)	40	33
Sysco Corp. 3.55%, 3/15/2025	500	516
Walgreens Boots Alliance, Inc.
3.80%, 11/18/2024	500	512
4.65%, 6/1/2046	350	332
Walmart, Inc. 4.05%, 6/29/2048	350	381

		3,704

Food Products — 1.2%
B&G Foods, Inc. 5.25%, 4/1/2025	51	49
Campbell Soup Co. 3.95%, 3/15/2025	500	512
Conagra Brands, Inc. 4.30%, 5/1/2024	500	525
General Mills, Inc.
3.20%, 2/10/2027	500	497
4.70%, 4/17/2048	500	515
Grupo Bimbo SAB de CV (Mexico) 4.88%, 6/30/2020(a)	495	505
Hershey Co. (The) 3.38%, 8/15/2046	350	342
Kellogg Co. 3.40%, 11/15/2027	500	499
Mondelez International Holdings Netherlands BV 2.00%, 10/28/2021(a)	750	737
Mondelez International, Inc. 3.63%, 5/7/2023	500	516
Post Holdings, Inc. 5.00%, 8/15/2026(a)	105	103
Smithfield Foods, Inc. 3.35%, 2/1/2022(a)	1,000	985
Tyson Foods, Inc. 3.95%, 8/15/2024	250	262
Unilever Capital Corp. (United Kingdom) 2.60%, 5/5/2024	500	500

		6,547

Gas Utilities — 0.1%
KeySpan Gas East Corp. 2.74%, 8/15/2026(a)	500	484

Health Care Equipment & Supplies — 0.6%
Abbott Laboratories 3.88%, 9/15/2025	1,000	1,057
Becton Dickinson and Co. 2.40%, 6/5/2020	1,000	997
Boston Scientific Corp. 4.13%, 10/1/2023	250	263
Hill-Rom Holdings, Inc. 5.75%, 9/1/2023(a)	255	261
Mallinckrodt International Finance SA 5.50%, 4/15/2025(a)	30	19
Zimmer Biomet Holdings, Inc. 3.70%, 3/19/2023	750	769

		3,366

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Health Care Providers & Services — 2.7%
Aetna, Inc. 3.50%, 11/15/2024	500	507
Air Medical Group Holdings, Inc. 6.38%, 5/15/2023(a)	451	420
AmerisourceBergen Corp. 4.30%, 12/15/2047	300	278
Cigna Corp. 4.13%, 11/15/2025(a)	500	522
Community Health Systems, Inc. 8.63%, 1/15/2024(a)	15	15
CVS Health Corp.
2.80%, 7/20/2020	1,000	1,002
4.10%, 3/25/2025	1,000	1,035
5.05%, 3/25/2048	500	508
DaVita, Inc. 5.00%, 5/1/2025	535	505
Encompass Health Corp. 5.75%, 11/1/2024	376	378
Envision Healthcare Corp. 8.75%, 10/15/2026(a)	25	21
Express Scripts Holding Co. 2.25%, 6/15/2019	750	750
HCA, Inc.
7.50%, 2/15/2022	1,300	1,424
5.38%, 2/1/2025	2,155	2,252
Humana, Inc. 3.95%, 3/15/2027	500	509
Laboratory Corp. of America Holdings 3.20%, 2/1/2022	500	506
Quest Diagnostics, Inc. 3.50%, 3/30/2025	500	512
Tenet Healthcare Corp.
4.50%, 4/1/2021	250	251
8.13%, 4/1/2022	284	296
6.75%, 6/15/2023	2,075	2,067
UnitedHealth Group, Inc.
4.63%, 7/15/2035	250	280
4.75%, 7/15/2045	500	566

		14,604

Hotels, Restaurants & Leisure — 1.9%
Boyne USA, Inc. 7.25%, 5/1/2025(a)	5	6
Hilton Domestic Operating Co., Inc. 5.13%, 5/1/2026	27	27
Hyatt Hotels Corp. 4.38%, 9/15/2028	500	522
International Game Technology plc 6.25%, 2/15/2022(a)	750	775
Marriott International, Inc. 2.30%, 1/15/2022	1,000	986
Marriott Ownership Resorts, Inc. 6.50%, 9/15/2026(a)	20	21
McDonald’s Corp.
3.38%, 5/26/2025	500	514
3.50%, 3/1/2027	500	515
4.60%, 5/26/2045	300	323
4.88%, 12/9/2045	300	331
MGM Resorts International 6.00%, 3/15/2023	1,475	1,556
Royal Caribbean Cruises Ltd. 2.65%, 11/28/2020	1,500	1,501
Sabre GLBL, Inc. 5.38%, 4/15/2023(a)	300	302
Starbucks Corp.
2.20%, 11/22/2020	1,500	1,492
3.55%, 8/15/2029	600	609
3.75%, 12/1/2047	300	280
Wynn Las Vegas LLC 5.50%, 3/1/2025(a)	500	490

		10,250

Household Durables — 0.1%
Tempur Sealy International, Inc. 5.63%, 10/15/2023	600	606

Household Products — 0.1%
Energizer Holdings, Inc. 7.75%, 1/15/2027(a)	10	10
Kimberly-Clark Corp. 3.90%, 5/4/2047	350	366
Procter & Gamble Co. (The) 3.50%, 10/25/2047	350	366

		742

Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. 4.88%, 5/15/2023	700	703
Calpine Corp. 5.25%, 6/1/2026(a)	66	64
NRG Energy, Inc. 6.63%, 1/15/2027	700	745

		1,512

Industrial Conglomerates — 0.3%
Honeywell International, Inc.
1.85%, 11/1/2021	500	494
2.50%, 11/1/2026	400	393
Ingersoll-Rand Luxembourg Finance SA 3.50%, 3/21/2026	500	508

		1,395

Insurance — 1.5%
Aflac, Inc. 3.63%, 6/15/2023	400	418
Allstate Corp. (The)
3.28%, 12/15/2026	500	516
5.55%, 5/9/2035	400	491
American International Group, Inc.
3.88%, 1/15/2035	500	481
4.50%, 7/16/2044	500	505
Aon plc 4.25%, 12/12/2042	275	270
Chubb INA Holdings, Inc. 3.15%, 3/15/2025	500	511
Liberty Mutual Group, Inc. 6.50%, 5/1/2042(a)	400	507
Lincoln National Corp.
4.00%, 9/1/2023	250	263
3.80%, 3/1/2028	500	515
MetLife, Inc. 4.05%, 3/1/2045	300	310

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
New York Life Global Funding 1.95%, 2/11/2020(a)	750	747
Nuveen Finance LLC 4.13%, 11/1/2024(a)	1,000	1,065
Prudential Financial, Inc. 4.35%, 2/25/2050	400	427
Willis North America, Inc. 3.60%, 5/15/2024	1,000	1,020

		8,046

Interactive Media & Services — 0.3%
Alphabet, Inc. 2.00%, 8/15/2026	900	862
Baidu, Inc. (China) 2.88%, 7/6/2022	1,000	993

		1,855

Internet & Direct Marketing Retail — 1.0%
Alibaba Group Holding Ltd. (China)
2.50%, 11/28/2019	1,000	999
4.00%, 12/6/2037	500	493
Amazon.com, Inc.
1.90%, 8/21/2020	1,000	995
2.80%, 8/22/2024	500	507
3.88%, 8/22/2037	400	427
4.25%, 8/22/2057	400	439
eBay, Inc. 3.60%, 6/5/2027	500	501
Expedia Group, Inc. 4.50%, 8/15/2024	1,000	1,061

		5,422

IT Services — 1.0%
First Data Corp. 5.75%, 1/15/2024(a)	914	935
GCI LLC 6.75%, 6/1/2021	241	241
International Business Machines Corp.
1.88%, 8/1/2022	750	734
4.15%, 5/15/2039	400	410
Mastercard, Inc.
2.95%, 11/21/2026	500	506
3.65%, 6/1/2049	300	305
Visa, Inc.
2.15%, 9/15/2022	1,000	995
4.30%, 12/14/2045	300	341
Zayo Group LLC
6.00%, 4/1/2023	750	770
5.75%, 1/15/2027(a)	45	46

		5,283

Leisure Products — 0.1%
Hasbro, Inc. 3.50%, 9/15/2027	500	500
Mattel, Inc. 6.75%, 12/31/2025(a)	46	45
Vista Outdoor, Inc. 5.88%, 10/1/2023	77	73

		618

Life Sciences Tools & Services — 0.1%
Agilent Technologies, Inc. 3.05%, 9/22/2026	750	724

Machinery — 0.2%
CNH Industrial Capital LLC 4.88%, 4/1/2021	500	514
Snap-on, Inc. 3.25%, 3/1/2027	500	510

		1,024

Media — 3.2%
Altice Financing SA (Luxembourg) 6.63%, 2/15/2023(a)	750	762
Altice Luxembourg SA (Luxembourg)
7.75%, 5/15/2022(a)	600	611
10.50%, 5/15/2027(a)	200	200
CBS Corp. 2.90%, 1/15/2027	1,000	944
Charter Communications Operating LLC (ICE LIBOR USD 3 Month + 1.65%), 4.23%, 2/1/2024(b)	85	85
Clear Channel Worldwide Holdings, Inc.
Series A, 6.50%, 11/15/2022	201	205
Series B, 6.50%, 11/15/2022	1,583	1,615
Comcast Corp.
1.63%, 1/15/2022	1,000	979
3.38%, 2/15/2025	500	514
3.15%, 2/15/2028	500	500
4.40%, 8/15/2035	400	433
6.95%, 8/15/2037	350	484
4.50%, 1/15/2043	250	270
Cox Communications, Inc.
3.85%, 2/1/2025(a)	500	513
3.50%, 8/15/2027(a)	500	496
CSC Holdings LLC 10.88%, 10/15/2025(a)	694	788
Discovery Communications LLC
2.75%, 11/15/2019	250	250
3.50%, 6/15/2022	500	510
3.45%, 3/15/2025	500	501
4.13%, 5/15/2029	500	503
DISH DBS Corp.
5.00%, 3/15/2023	795	745
5.88%, 11/15/2024	1,900	1,706
7.75%, 7/1/2026	200	183
Entercom Media Corp. 6.50%, 5/1/2027(a)	55	56
Gray Television, Inc. 7.00%, 5/15/2027(a)	15	16
Meredith Corp. 6.88%, 2/1/2026	15	15
Nexstar Broadcasting, Inc.
6.13%, 2/15/2022(a)	400	404
5.88%, 11/15/2022	113	115
Quebecor Media, Inc. (Canada) 5.75%, 1/15/2023	300	313
Sinclair Television Group, Inc. 6.13%, 10/1/2022	500	507
Sirius XM Radio, Inc.
6.00%, 7/15/2024(a)	605	622
5.38%, 4/15/2025(a)	500	503
UPCB Finance IV Ltd. (Netherlands) 5.38%, 1/15/2025(a)	400	405

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Videotron Ltd. (Canada) 5.38%, 6/15/2024(a)	550	572

		17,325

Metals & Mining — 0.2%
Alcoa Nederland Holding BV 6.75%, 9/30/2024(a)	200	204
Gold Fields Orogen Holdings BVI Ltd. (South Africa) 4.88%, 10/7/2020(a)	1,005	1,019

		1,223

Multiline Retail — 0.3%
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/2021(a)	40	20
8.75% (cash), 10/15/2021(a)(h)	546	282
Target Corp.
2.30%, 6/26/2019	500	500
2.50%, 4/15/2026	750	741
3.63%, 4/15/2046	300	292

		1,835

Multi-Utilities — 0.9%
Berkshire Hathaway Energy Co. 3.80%, 7/15/2048	500	493
Consolidated Edison Co. of New York, Inc.
4.45%, 3/15/2044	250	269
4.63%, 12/1/2054	350	387
Dominion Energy, Inc.
5.20%, 8/15/2019	630	633
2.56%, 7/1/2020(f)	1,000	997
Series C, 4.90%, 8/1/2041	250	274
4.70%, 12/1/2044	250	272
DTE Energy Co. Series C, 3.50%, 6/1/2024	300	308
Sempra Energy 3.80%, 2/1/2038	500	470
TECO Finance, Inc. 5.15%, 3/15/2020	560	570

		4,673

Oil, Gas & Consumable Fuels — 2.8%
BP Capital Markets America, Inc. 3.02%, 1/16/2027	500	496
BP Capital Markets plc (United Kingdom)
2.52%, 1/15/2020	750	750
3.81%, 2/10/2024	500	523
Brazos Valley Longhorn LLC 6.88%, 2/1/2025	30	29
Crestwood Midstream Partners LP 5.63%, 5/1/2027(a)	70	69
Denbury Resources, Inc. 9.25%, 3/31/2022(a)	181	175
Energy Transfer Operating LP 5.15%, 3/15/2045	300	291
Enterprise Products Operating LLC 7.55%, 4/15/2038	385	522
EP Energy LLC 9.38%, 5/1/2024(a)	1,010	317
Exxon Mobil Corp. 3.57%, 3/6/2045	300	303
Jagged Peak Energy LLC 5.88%, 5/1/2026	5	5
Kinder Morgan, Inc.
3.05%, 12/1/2019	135	135
3.15%, 1/15/2023	750	753
5.05%, 2/15/2046	300	306
Marathon Petroleum Corp. 3.63%, 9/15/2024	1,000	1,023
MEG Energy Corp. (Canada)
6.38%, 1/30/2023(a)	300	265
7.00%, 3/31/2024(a)	562	501
MPLX LP 4.80%, 2/15/2029	860	913
Oasis Petroleum, Inc. 6.88%, 1/15/2023	41	39
Parsley Energy LLC 5.63%, 10/15/2027(a)	60	59
Petroleos Mexicanos (Mexico)
5.38%, 3/13/2022	500	514
6.50%, 3/13/2027	1,000	1,007
Phillips 66 4.65%, 11/15/2034	250	269
Phillips 66 Partners LP
3.61%, 2/15/2025	500	512
3.75%, 3/1/2028	500	496
4.90%, 10/1/2046	300	307
Reliance Industries Ltd. (India) 4.13%, 1/28/2025(a)	500	514
Sabine Pass Liquefaction LLC 5.75%, 5/15/2024	500	548
Southwestern Energy Co. 7.50%, 4/1/2026	41	39
Sunoco Logistics Partners Operations LP 4.00%, 10/1/2027	500	496
Targa Resources Partners LP 5.88%, 4/15/2026	15	16
TransCanada PipeLines Ltd. (Canada) 6.10%, 6/1/2040	345	416
Valero Energy Corp. 3.40%, 9/15/2026	750	743
Valero Energy Partners LP 4.50%, 3/15/2028	500	529
Western Midstream Operating LP 4.50%, 3/1/2028	500	495
Williams Cos., Inc. (The)
7.88%, 9/1/2021	20	22
4.00%, 9/15/2025	500	520
5.75%, 6/24/2044	500	546

		15,463

Paper & Forest Products — 0.1%
Georgia-Pacific LLC 3.16%, 11/15/2021(a)	500	506

Personal Products — 0.0%(g)
Coty, Inc. 6.50%, 4/15/2026(a)	165	158
High Ridge Brands Co. 8.88%, 3/15/2025(a)	41	4

		162

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Pharmaceuticals — 1.2%
Bausch Health Cos., Inc.
5.88%, 5/15/2023(a)	132	132
7.00%, 3/15/2024(a)	284	297
6.13%, 4/15/2025(a)	172	168
9.00%, 12/15/2025(a)	46	50
7.00%, 1/15/2028(a)	75	74
Bayer US Finance II LLC (Germany)
3.38%, 7/15/2024(a)	500	492
4.20%, 7/15/2034(a)	400	371
Bristol-Myers Squibb Co.
3.40%, 7/26/2029(a)	600	617
4.13%, 6/15/2039(a)	300	312
Eli Lilly & Co. 3.70%, 3/1/2045	300	303
GlaxoSmithKline Capital, Inc. (United Kingdom) 2.80%, 3/18/2023	750	756
Merck & Co., Inc. 2.75%, 2/10/2025	500	503
Mylan NV 3.15%, 6/15/2021	1,000	995
Teva Pharmaceutical Finance Netherlands III BV (Israel) 1.70%, 7/19/2019	655	651
Zoetis, Inc. 3.45%, 11/13/2020	750	759

		6,480

Professional Services — 0.1%
IHS Markit Ltd. 3.63%, 5/1/2024	500	504

Road & Rail — 1.4%
Avis Budget Car Rental LLC
6.38%, 4/1/2024(a)	200	206
5.25%, 3/15/2025(a)	550	529
Burlington Northern Santa Fe LLC 5.75%, 5/1/2040	500	626
Canadian National Railway Co. (Canada) 6.25%, 8/1/2034	300	405
CSX Corp. 3.40%, 8/1/2024	750	778
Herc Rentals, Inc.
7.50%, 6/1/2022(a)	91	94
7.75%, 6/1/2024(a)	94	99
Hertz Corp. (The)
7.38%, 1/15/2021	550	547
7.63%, 6/1/2022(a)	82	83
6.25%, 10/15/2022	950	907
5.50%, 10/15/2024(a)	56	47
Norfolk Southern Corp. 3.15%, 6/1/2027	500	502
Penske Truck Leasing Co. LP 3.38%, 2/1/2022(a)	500	507
Ryder System, Inc. 2.65%, 3/2/2020	500	500
Union Pacific Corp.
2.95%, 3/1/2022	1,500	1,519
3.38%, 2/1/2035	250	241

		7,590

Semiconductors & Semiconductor Equipment — 0.9%
Broadcom Corp. 3.63%, 1/15/2024	1,000	991
Intel Corp.
2.45%, 7/29/2020	1,000	1,000
2.88%, 5/11/2024	1,000	1,015
QUALCOMM, Inc. 2.90%, 5/20/2024	1,000	1,001
Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026(a)	910	947

		4,954

Software — 0.8%
CA, Inc. 4.50%, 8/15/2023	250	258
CDK Global, Inc. 5.25%, 5/15/2029(a)	50	50
Infor US, Inc. 6.50%, 5/15/2022	1,165	1,177
Microsoft Corp.
2.88%, 2/6/2024	1,000	1,022
4.10%, 2/6/2037	500	553
4.00%, 2/12/2055	350	377
Oracle Corp.
3.40%, 7/8/2024	500	516
3.80%, 11/15/2037	300	302
4.38%, 5/15/2055	300	320

		4,575

Specialty Retail — 0.7%
Home Depot, Inc. (The)
2.00%, 6/15/2019	500	500
2.63%, 6/1/2022	500	504
3.90%, 6/15/2047	350	362
Lowe’s Cos., Inc. 3.65%, 4/5/2029	500	506
Michaels Stores, Inc. 5.88%, 12/15/2020(a)	500	501
PetSmart, Inc.
7.13%, 3/15/2023(a)	505	452
8.88%, 6/1/2025(a)	41	38
Staples, Inc.
7.50%, 4/15/2026(a)	150	143
10.75%, 4/15/2027(a)	155	148
Tiffany & Co. 3.80%, 10/1/2024	500	517

		3,671

Technology Hardware, Storage & Peripherals — 0.4%
Dell International LLC
6.02%, 6/15/2026(a)	475	512
5.30%, 10/1/2029(a)	500	512
Hewlett Packard Enterprise Co. 4.40%, 10/15/2022(f)	1,000	1,047

		2,071

Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc. 3.88%, 11/1/2045	300	313
Under Armour, Inc.
3.25%, 6/15/2026	500	462

		775

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Tobacco — 0.6%
Altria Group, Inc.
2.63%, 1/14/2020	500		499
2.63%, 9/16/2026	750		702
3.88%, 9/16/2046	400		335
BAT Capital Corp. (United Kingdom) 3.22%, 8/15/2024	1,000		990
Philip Morris International, Inc.
2.38%, 8/17/2022	500		498
2.75%, 2/25/2026	500		497

			3,521

Trading Companies & Distributors — 0.1%
Air Lease Corp. 3.25%, 3/1/2025	500		492

Water Utilities — 0.1%
Aquarion Co. 4.00%, 8/15/2024(a)	500		518

Wireless Telecommunication Services — 0.7%
America Movil SAB de CV (Mexico) 5.00%, 3/30/2020	197		201
Sprint Corp.
7.88%, 9/15/2023	2,450		2,632
7.63%, 2/15/2025	750		793
T-Mobile USA, Inc.
6.38%, 3/1/2025	120		124
6.38%, 3/1/2025‡	120		—

			3,750

TOTAL CORPORATE BONDS (Cost $304,296)			303,782

MORTGAGE-BACKED SECURITIES — 27.4%
FHLMC Gold Pools, 20 Year Pool # G30450, 6.00%, 1/1/2029	8		8
FHLMC Gold Pools, 30 Year
Pool # C80364, 7.00%, 12/1/2025	2		2
Pool # D68081, 7.00%, 2/1/2026	—	(e)	—	(e)
Pool # C00464, 8.00%, 5/1/2026	1		1
Pool # C80409, 8.00%, 6/1/2026	—	(e)	—	(e)
Pool # D72441, 8.00%, 6/1/2026	1		1
Pool # D72330, 8.00%, 7/1/2026	2		2
Pool # D78618, 7.50%, 2/1/2027	12		13
Pool # G02125, 6.00%, 2/1/2036	3		4
Pool # A53165, 6.00%, 10/1/2036	63		69
Pool # A56599, 6.00%, 1/1/2037	12		14
Pool # G08205, 6.00%, 6/1/2037	1		1
Pool # G03362, 6.00%, 9/1/2037	90		101
Pool # G03819, 6.00%, 1/1/2038	13		14
Pool # G08276, 6.00%, 6/1/2038	17		19
Pool # A80908, 6.00%, 8/1/2038	221		248
GNMA I, 30 Year Pool # 550851, 7.00%, 9/15/2031	122		141
GNMA I, 30 Year, Single Family
TBA, 3.00%, 6/15/2049(i)	11,350		11,531
TBA, 3.50%, 6/15/2049(i)	15,900		16,350
TBA, 4.00%, 6/15/2049(i)	10,960		11,365
UMBS, 15 Year, Single Family
TBA, 3.50%, 10/25/2027(i)	5,100		5,240
TBA, 2.50%, 6/25/2033(i)	3,600		3,601
TBA, 3.00%, 6/25/2033(i)	5,100		5,175
UMBS, 30 Year
Pool # 505614, 6.50%, 7/1/2029	1		1
Pool # 508677, 6.50%, 8/1/2029	5		6
Pool # 520792, 6.50%, 11/1/2029	6		6
Pool # 787555, 6.50%, 2/1/2035	14		16
Pool # 787556, 7.00%, 2/1/2035	20		23
Pool # 787563, 6.50%, 3/1/2035	69		83
Pool # 787564, 7.00%, 3/1/2035	19		20
Pool # 787565, 7.50%, 3/1/2035	3		3
Pool # 924041, 6.00%, 5/1/2037	263		295
Pool # AY3845, 4.00%, 5/1/2045	2,734		2,892
Pool # AY8492, 4.00%, 6/1/2045	2,738		2,895
Pool # AZ0913, 4.00%, 6/1/2045	1,431		1,513
UMBS, 30 Year, Single Family
TBA, 5.50%, 8/25/2034(i)	2,000		2,138
TBA, 4.00%, 9/25/2043(i)	20,680		21,343
TBA, 3.00%, 6/25/2048(i)	19,100		19,184
TBA, 3.50%, 6/25/2048(i)	34,300		34,990
TBA, 4.50%, 6/25/2048(i)	8,600		8,984

TOTAL MORTGAGE-BACKED SECURITIES (Cost $146,967)			148,292

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
COLLATERALIZED MORTGAGE OBLIGATIONS — 6.5%
Alternative Loan Trust
Series 2005-J3, Class 3A1, 6.50%, 9/25/2034	85	81
Series 2006-J2, Class A1, 2.93%, 4/25/2036(c)	88	51
Angel Oak Mortgage Trust I LLC
Series 2018-1, Class A2, 3.31%, 4/27/2048(a)(c)	241	242
Series 2018-2, Class A2, 3.78%, 7/27/2048(a)(c)	233	237
Series 2019-1, Class A2, 4.02%, 11/25/2048(a)(c)	330	336
Antler Mortgage Trust Series 2018-RTL1, Class A1, 4.34%, 7/25/2022(a)	382	384
Arroyo Mortgage Trust
Series 2018-1, Class A1, 3.76%, 4/25/2048(a)(c)	797	815
Series 2019-1, Class A2, 4.06%, 1/25/2049(a)(c)	409	417
Banc of America Funding Trust
Series 2014-R7, Class 1A1, 2.58%, 5/26/2036(a)(c)	72	70
Series 2014-R7, Class 2A1, 2.57%, 9/26/2036(a)(c)	45	44
Series 2015-R4, Class 5A1, 2.64%, 10/25/2036(a)(c)	306	298
Banc of America Mortgage Trust
Series 2005-A, Class 3A1, 5.00%, 2/25/2035(c)	6	6
Series 2007-3, Class 1A1, 6.00%, 9/25/2037	135	131
Bunker Hill Loan Depositary Trust Series 2019-1, Class A2, 3.82%, 10/26/2048(a)(f)	122	124
CHL Mortgage Pass-Through Trust Series 2007-5, Class A6, 2.78%, 5/25/2037(c)	19	13
Citigroup Mortgage Loan Trust
Series 2014-12, Class 1A4, 2.60%, 8/25/2036(a)(c)	155	151
Series 2014-10, Class 1A1, 2.61%, 11/25/2036(a)(c)	54	52
Series 2014-10, Class 4A1, 2.65%, 2/25/2037(a)(c)	71	67
Series 2014-12, Class 2A4, 3.70%, 2/25/2037(a)(c)	54	55
Series 2014-C, Class A, 3.25%, 2/25/2054(a)(c)	147	147
COLT Mortgage Loan Trust Series 2018-1, Class A2, 2.98%, 2/25/2048(a)(c)	40	40
Connecticut Avenue Securities Trust
Series 2018-R07, Class 1M1, 3.18%, 4/25/2031(a)(c)	314	314
Series 2019-R01, Class 2M1, 3.28%, 7/25/2031(a)(c)	409	410
Series 2019-R02, Class 1M1, 3.28%, 8/25/2031(a)(c)	871	873
Series 2019-R03, Class 1M1, 3.18%, 9/25/2031(a)(c)	546	546
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-5, Class 4A1, 6.00%, 9/25/2034	128	133
CSFB Mortgage-Backed Pass-Through Certificates Series 2003-29, Class 7A1, 6.50%, 12/25/2033	30	33
CSMC
Series 2011-12R, Class 3A1, 3.76%, 7/27/2036(a)(c)	9	9
Series 2014-11R, Class 9A1, 2.62%, 10/27/2036(a)(c)	35	35
Series 2014-10R, Class 4A1, 2.98%, 12/27/2036(a)(c)	3	3
Series 2014-11R, Class 8A1, 2.56%, 4/27/2037(a)(c)	12	12
Deephave Residential Mortgage Trust Series 2019-2A, Class B1, 4.72%, 4/25/2059(a)(c)	187	190
Deephaven Residential Mortgage Trust
Series 2018-3A, Class A2, 3.89%, 8/25/2058(a)(c)	171	173
Series 2018-4A, Class A2, 4.18%, 10/25/2058(a)(c)	391	397
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 1A1, 2.93%, 2/25/2035(c)	7	7
Ellington Financial Mortgage Trust Series 2017-1, Class A3, 2.84%, 10/25/2047(a)(c)	55	55
FHLMC REMIC Series 2980, Class QB, 6.50%, 5/15/2035	39	45
FHLMC Stacr Trust Series 2018-HQA2, Class M1, 3.18%, 10/25/2048(a)(c)	1,451	1,454
FHLMC Structured Agency Credit Risk Debt Notes
Series 2015-DN1, Class M3, 6.58%, 1/25/2025(c)	524	554
Series 2016-DNA2, Class M3, 7.08%, 10/25/2028(c)	1,191	1,307
Series 2016-HQA2, Class M2, 4.68%, 11/25/2028(c)	283	287
Series 2017-DNA1, Class M1, 3.63%, 7/25/2029(c)	700	703
Series 2017-HQA1, Class M1, 3.63%, 8/25/2029(c)	424	426
Series 2017-HQA2, Class M1, 3.23%, 12/25/2029(c)	145	145
Series 2017-DNA3, Class M1, 3.18%, 3/25/2030(c)	222	222
Series 2018-HQA1, Class M1, 3.13%, 9/25/2030(c)	930	931
FNMA Trust
Series 2003-W3, Class 2A5, 5.36%, 6/25/2042	17	19

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FNMA, Connecticut Avenue Securities
Series 2014-C02, Class 1M1, 3.38%, 5/25/2024‡(c)	23	23
Series 2014-C03, Class 1M2, 5.43%, 7/25/2024(c)	487	516
Series 2015-C03, Class 1M2, 7.43%, 7/25/2025‡(c)	839	932
Series 2015-C04, Class 1M2, 8.13%, 4/25/2028(c)	660	742
Series 2016-C04, Class 1M1, 3.88%, 1/25/2029(c)	334	336
Series 2016-C05, Class 2M2, 6.88%, 1/25/2029(c)	1,346	1,452
Series 2016-C06, Class 1M1, 3.73%, 4/25/2029(c)	873	878
Series 2017-C01, Class 1M1, 3.73%, 7/25/2029(c)	556	559
Series 2017-C03, Class 1M1, 3.38%, 10/25/2029(c)	921	923
Series 2017-C04, Class 2M1, 3.28%, 11/25/2029(c)	34	34
Series 2017-C05, Class 1M1, 2.98%, 1/25/2030(c)	225	225
Series 2017-C06, Class 1M1, 3.18%, 2/25/2030(c)	1,019	1,020
Series 2017-C06, Class 2M1, 3.18%, 2/25/2030(c)	131	131
Series 2017-C07, Class 1M1, 3.08%, 5/25/2030(c)	394	394
Series 2017-C07, Class 2M1, 3.08%, 5/25/2030(c)	613	613
Series 2018-C01, Class 1M1, 3.03%, 7/25/2030(c)	2,212	2,211
Series 2018-C02, Class 2M1, 3.08%, 8/25/2030(c)	222	222
Series 2018-C03, Class 1M1, 3.11%, 10/25/2030(c)	272	272
Series 2018-C04, Class 2M1, 3.18%, 12/25/2030(c)	167	167
Series 2018-C05, Class 1M1, 3.15%, 1/25/2031(c)	1,397	1,398
Series 2018-C06, Class 1M1, 2.98%, 3/25/2031(c)	410	410
Series 2018-C06, Class 2M1, 2.98%, 3/25/2031(c)	338	338
GSMSC Resecuritization Trust Series 2014-1R, Class 1A, 2.65%, 4/26/2037(a)(c)	36	36
GSR Mortgage Loan Trust Series 2006-3F, Class 2A7, 5.75%, 3/25/2036	137	145
HarborView Mortgage Loan Trust
Series 2004-9, Class 2A, 4.15%, 12/19/2034(c)	8	8
Series 2006-9, Class 2A1A, 2.65%, 11/19/2036(c)	68	62
Homeward Opportunities Fund I Trust Series 2018-1, Class A2, 3.90%, 6/25/2048(a)(c)	307	312
Impac CMB Trust Series 2005-1, Class 2A1, 2.94%, 4/25/2035(c)	252	251
JP Morgan Mortgage Trust Series 2005-S2, Class 4A3, 5.50%, 9/25/2020	129	119
MASTR Alternative Loan Trust Series 2005-5, Class 3A1, 5.75%, 8/25/2035	127	104
New Residential Mortgage Loan Trust Series 2018-NQM1, Class A2, 4.09%, 11/25/2048(a)(c)	278	286
Nomura Resecuritization Trust Series 2015-2R, Class 4A1, 2.98%, 12/26/2036(a)(c)	48	47
RALI Trust Series 2006-QS11, Class 1A1, 6.50%, 8/25/2036	669	617
RBSSP Resecuritization Trust Series 2012-6, Class 10A2, 2.63%, 8/26/2036(a)(c)	266	260
RESI Finance LP (Cayman Islands) Series 2003-D, Class B3, 3.75%, 12/10/2035‡(a)(c)	54	33
Residential Asset Securitization Trust
Series 2005-A15, Class 1A7, 6.00%, 2/25/2036	164	167
Series 2006-R1, Class A2, 2.83%, 1/25/2046(c)	678	296
Residential Mortgage Loan Trust Series 2019-1, Class A2, 4.09%, 10/25/2058(a)(c)	550	557
RFMSI Trust Series 2006-S9, Class A1, 6.25%, 9/25/2036	143	140
SG Residential Mortgage Trust Series 2018-1, Class A2, 3.58%, 4/27/2048(a)(c)	66	67
STACR Trust
Series 2018-HRP1, Class M2, 4.08%, 4/25/2043‡(a)(c)	1,912	1,924
Series 2018-HRP2, Class M1, 3.28%, 2/25/2047‡(a)(c)	286	286
Starwood Mortgage Residential Trust
Series 2018-IMC1, Class A2, 3.89%, 3/25/2048(a)(c)	323	328
Series 2018-IMC2, Class A2, 4.22%, 10/25/2048(a)(c)	249	255
Thornburg Mortgage Securities Trust Series 2007-4, Class 3A1, 4.08%, 9/25/2037(c)	6	6
Towd Point Mortgage Trust Series 2017-6, Class A1, 2.75%, 10/25/2057‡(a)(c)	325	325
Toorak Mortgage Corp. Ltd. Series 2018-1, Class A1, 4.34%, 8/25/2021(a)(f)	230	230
Verus Securitization Trust Series 2017-2A, Class A2, 2.64%, 7/25/2047(a)(c)	83	82

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2018-1, Class A2, 3.03%, 2/25/2048(a)(c)	52	52
Series 2018-INV1, Class B1, 4.55%, 3/25/2058‡(a)(c)	158	158
Series 2018-2, Class A2, 3.78%, 6/1/2058(a)(c)	199	200
Series 2018-3, Class A2, 4.18%, 10/25/2058(a)(c)	309	316
Series 2018-INV2, Class A2, 4.40%, 10/25/2058(a)(c)	339	346
Series 2019-2, Class A1, 3.21%, 4/25/2059(a)(c)	535	535
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-7, Class 1A2, 2.88%, 9/25/2035(c)	15	12
Wells Fargo Mortgage-Backed Securities Trust Series 2005-16, Class A8, 5.75%, 12/25/2035	21	23

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $35,094)		35,425

U.S. GOVERNMENT AGENCY SECURITIES — 4.8%
FHLB
DN, 2.39%, 6/25/2019(j)	20,000	19,972
1.75%, 6/12/2020	2,600	2,588
2.88%, 9/13/2024	1,500	1,560
FNMA 1.88%, 9/24/2026		1,960

TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $26,130)		26,080

ASSET-BACKED SECURITIES — 2.7%
ABFC Trust Series 2006-OPT2, Class A2, 2.57%, 10/25/2036‡(c)	244	234
ACE Securities Corp. Home Equity Loan Trust Series 2006-FM1, Class A2B, 2.52%, 7/25/2036‡(c)	220	78
American Airlines Pass-Through Trust Series 2017-1, Class AA, 3.65%, 2/15/2029	450	462
Carrington Mortgage Loan Trust
Series 2005-NC5, Class M1, 2.91%, 10/25/2035‡(c)	166	166
Series 2007-RFC1, Class A2, 2.53%, 12/25/2036‡(c)	56	56
Series 2007-HE1, Class A2, 2.58%, 6/25/2037‡(c)	136	136
Citibank Credit Card Issuance Trust
Series 2017-A4, Class A4, 2.69%, 4/7/2022(c)	263	263
Series 2016-A3, Class A3, 2.96%, 12/7/2023(c)	369	372
Series 2017-A7, Class A7, 2.84%, 8/8/2024(c)	1,488	1,490
Countrywide Asset-Backed Certificates
Series 2007-2, Class 2A3, 2.57%, 8/25/2037‡(c)	170	167
Series 2007-8, Class 2A3, 2.62%, 11/25/2037‡(c)	695	689
Credit-Based Asset Servicing & Securitization LLC Series 2006-CB8, Class A1, 2.57%, 10/25/2036‡(c)	132	122
CWABS Asset-Backed Certificates Trust Series 2006-18, Class 2A2, 2.59%, 3/25/2037‡(c)	342	340
CWABS Revolving Home Equity Loan Trust
Series 2004-I, Class A, 2.73%, 2/15/2034‡(c)	12	12
Series 2004-K, Class 2A, 2.74%, 2/15/2034‡(c)	12	13
CWABS, Inc. Asset-Backed Certificates
Series 2003-5, Class MF1, 5.13%, 1/25/2034‡(c)	247	251
Series 2004-1, Class M1, 3.18%, 3/25/2034‡(c)	182	183
Series 2004-1, Class M2, 3.25%, 3/25/2034‡(c)	41	41
Series 2004-1, Class 3A, 2.99%, 4/25/2034‡(c)	10	9
Discover Card Execution Note Trust
Series 2017-A3, Class A3, 2.67%, 10/17/2022(c)	258	258
Series 2017-A1, Class A1, 2.93%, 7/15/2024(c)	375	378
FBR Securitization Trust Series 2005-2, Class M2, 3.18%, 9/25/2035‡(c)	594	595
First Franklin Mortgage Loan Trust Series 2006-FF14, Class A5, 2.59%, 10/25/2036‡(c)	604	594
Ford Credit Auto Owner Trust Series 2016-2, Class A, 2.03%, 12/15/2027(a)	803	798
FREED ABS Trust Series 2019-1, Class B, 3.87%, 6/18/2026(a)	195	197
Fremont Home Loan Trust Series 2005-1, Class M4, 3.45%, 6/25/2035‡(c)	178	178
GSAA Home Equity Trust Series 2007-7, Class 1A2, 2.61%, 7/25/2037‡(c)	124	119
GSAMP Trust
Series 2005-WMC1, Class M1, 3.16%, 9/25/2035‡(c)	89	88
Series 2006-FM1, Class A1, 2.59%, 4/25/2036‡(c)	159	124

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2006-HE3, Class A2C, 2.59%, 5/25/2046(c)	146	144
Series 2007-HE1, Class A2C, 2.58%, 3/25/2047‡(c)	213	210
Home Equity Mortgage Loan Asset-Backed Trust Series 2006-C, Class 3A3, 2.58%, 8/25/2036‡(c)	105	102
JP Morgan Mortgage Acquisition Trust Series 2006-CW2, Class AV4, 2.58%, 8/25/2036‡(c)	13	13
Long Beach Mortgage Loan Trust Series 2004-1, Class M2, 3.25%, 2/25/2034‡(c)	42	42
MASTR Asset-Backed Securities Trust
Series 2006-HE4, Class A2, 2.54%, 11/25/2036‡(c)	84	40
Series 2006-HE4, Class A3, 2.58%, 11/25/2036‡(c)	108	51
Morgan Stanley ABS Capital I, Inc. Trust
Series 2005-HE3, Class M4, 3.40%, 7/25/2035‡(c)	125	125
Series 2007-HE7, Class A2B, 3.43%, 7/25/2037‡(c)	88	88
New Century Home Equity Loan Trust
Series 2005-1, Class M1, 3.10%, 3/25/2035‡(c)	638	639
Series 2006-2, Class A2B, 2.59%, 8/25/2036‡(c)	99	95
NovaStar Mortgage Funding Trust
Series 2006-4, Class A2C, 2.58%, 9/25/2036‡(c)	155	85
Series 2006-4, Class A2D, 2.68%, 9/25/2036‡(c)	16	9
Series 2007-1, Class A1A, 2.56%, 3/25/2037‡(c)	268	202
OneMain Financial Issuance Trust
Series 2015-2A, Class D, 5.64%, 7/18/2025‡(a)	606	609
Series 2018-1A, Class C, 3.77%, 3/14/2029‡(a)	198	202
Series 2019-1A, Class B, 3.79%, 2/14/2031‡(a)	371	380
Series 2017-1A, Class C, 3.35%, 9/14/2032‡(a)	110	110
Series 2017-1A, Class D, 4.52%, 9/14/2032‡(a)	1,100	1,104
Ownit Mortgage Loan Trust Series 2006-1, Class AV, 2.66%, 12/25/2035‡(c)	170	168
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-WHQ3, Class M3, 3.13%, 6/25/2035‡(c)	408	409
RASC Trust Series 2007-KS3, Class AI3, 2.68%, 4/25/2037‡(c)	114	113
Regional Management Issuance Trust
Series 2018-1, Class A, 3.83%, 7/15/2027(a)	372	374
Series 2018-2, Class A, 4.56%, 1/18/2028(a)	280	286
Securitized Asset-Backed Receivables LLC Trust Series 2006-NC3, Class A1, 2.57%, 9/25/2036‡(c)	120	85
Soundview Home Loan Trust Series 2007-OPT3, Class 2A3, 2.61%, 8/25/2037‡(c)	120	118
Springleaf Funding Trust
Series 2015-AA, Class A, 3.16%, 11/15/2024(a)	85	85
Series 2017-AA, Class B, 3.10%, 7/15/2030(a)	224	224
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC5, Class A4, 2.60%, 12/25/2036‡(c)	56	55

TOTAL ASSET-BACKED SECURITIES (Cost $14,352)		14,580

U.S. TREASURY OBLIGATIONS — 1.4%
U.S. Treasury Bonds
4.50%, 2/15/2036	1,300	1,697
3.00%, 2/15/2048	4,730	5,134
3.00%, 8/15/2048	290	315
3.00%, 2/15/2049	500	544

TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,018)		7,690

COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.9%
Commercial Mortgage Trust
Series 2012-CR3, Class A3, 2.82%, 10/15/2045	1,225	1,233
Series 2012-CR5, Class A3, 2.54%, 12/10/2045	815	818
Lehman Brothers Small Balance Commercial Mortgage Trust Series 2007-2A, Class 1A3, 2.70%, 6/25/2037(a)(c)	240	237
UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class A4, 3.09%, 8/10/2049	730	744
Velocity Commercial Capital Loan Trust
Series 2015-1, Class M3, 7.05%, 6/25/2045(a)(c)	131	136
Series 2015-1, Class M5, 8.29%, 6/25/2045‡(a)(c)	100	106
Series 2016-1, Class M3, 6.81%, 4/25/2046‡(a)(c)	104	109
Series 2016-1, Class M7, 8.88%, 4/25/2046‡(a)(c)	185	199

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
Series 2016-1, Class M5, 8.88%, 4/25/2046‡(a)(c)	154		170
Series 2016-2, Class M3, 5.50%, 10/25/2046‡(c)	100		104
Series 2017-1, Class AFL, 3.68%, 5/25/2047(a)(c)	338		339
Series 2017-1, Class M3, 5.35%, 5/25/2047‡(a)(c)	100		102
Series 2017-2, Class M4, 5.00%, 11/25/2047‡(a)(c)	80		81
Series 2018-2, Class M2, 4.51%, 10/26/2048‡(a)(c)	98		101
Series 2018-2, Class M3, 4.72%, 10/26/2048‡(a)(c)	98		102
Series 2018-2, Class M4, 5.32%, 10/26/2048‡(a)(c)	221		228

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $4,712)			4,809

FOREIGN GOVERNMENT SECURITIES — 0.5%
Export-Import Bank of Korea (South Korea) 2.25%, 1/21/2020	750		749
Israel Government AID Bond (Israel) 3.25%, 1/17/2028	1,000		1,035
Korea Development Bank (The) (South Korea) 3.38%, 3/12/2023	750		771

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $2,491)			2,555

	Shares (000)
CLOSED END FUNDS — 0.3%
BlackRock Corporate High Yield Fund, Inc.	52		526
BlackRock Debt Strategies Fund, Inc.	16		171
Blackstone/GSO Strategic Credit Fund	17		247
Eaton Vance Floating-Rate Income Trust	8		105
Eaton Vance Senior Income Trust	10		63
Invesco Dynamic Credit Opportunities Fund	12		129
Nuveen Credit Strategies Income Fund	15		115
Nuveen Floating Rate Income Opportunity Fund	7		70
PGIM Global High Yield Fund, Inc.	12		160

TOTAL CLOSED END FUNDS (Cost $1,586)			1,586

COMMON STOCKS — 0.2%
Chemicals — 0.1%
Reichhold , Inc.*‡	—	(e)	364

Equity Real Estate Investment Trusts (REITs) — 0.1%
VICI Properties, Inc.	24		524

Hotels, Restaurants & Leisure — 0.0%(g)
Caesars Entertainment Corp.*	14		122

Specialty Retail — 0.0%(g)
Claire’s Stores, Inc.*‡	—	(e)	162

TOTAL COMMON STOCKS (Cost $930)			1,172

	Principal Amount ($000)
LOAN ASSIGNMENTS — 0.2%(k)
Health Care Providers & Services — 0.0%(g)
Air Medical Group Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.68%, 3/14/2025(b)	105		103

Media — 0.1%
UFC Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.75%, 8/18/2023(b)	137		137

Oil, Gas & Consumable Fuels — 0.0%(g)
MEG Energy Corp., 1st Lien Term Loan B (Canada) (ICE LIBOR USD 1 Month + 3.50%), 5.94%, 12/31/2023(b)	19		19

Specialty Retail — 0.1%
Claire’s Stores, Inc., 1st Lien Term Loan (ICE LIBOR USD 6 Month + 7.25%), 9.94%, 10/12/2038‡(b)(l)	252		391
Petco Animal Supplies, Inc., 1st Lien Term Loan B-1 (ICE LIBOR USD 3 Month + 3.25%), 5.83%, 1/26/2023(b)	63		48
PetSmart, Inc., Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.72%, 3/11/2022(b)	209		201

			640

TOTAL LOAN ASSIGNMENTS (Cost $774)			899

	Shares (000)
PREFERRED STOCKS — 0.0%(g)
Specialty Retail — 0.0%(g)
Claire’s Stores, Inc.*‡ (Cost $83)	—	(e)	235

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
CONVERTIBLE BONDS — 0.0%(g)
Oil, Gas & Consumable Fuels — 0.0%(g)
Chesapeake Energy Corp. 5.50%, 9/15/2026(f) (Cost $130)	130		105

	No. of Warrants (000)
WARRANTS — 0.0%(g)
Road & Rail — 0.0%(g)
Jack Cooper Enterprises, Inc. expiring 10/29/2027, price 1.00 USD*‡ (Cost $—)	—	(e)	—

	Principal Amount ($000)
SHORT-TERM INVESTMENTS — 23.9%
CERTIFICATES OF DEPOSIT — 4.1%
Industrial & Commercial Bank of China Ltd. (China) 2.66%, 8/2/2019	10,000		10,001
Natixis SA (France) (ICE LIBOR USD 3 Month + 0.15%), 2.75%, 10/15/2019(b)	5,000		5,002
Nordea Bank Abp (Finland) (ICE LIBOR USD 1 Month + 0.17%), 2.62%, 6/13/2019(b)	2,000		2,000
Toronto-Dominion Bank (The) (Canada) (ICE LIBOR USD 1 Month + 0.23%), 2.69%, 10/9/2019(b)	5,000		5,002

TOTAL CERTIFICATES OF DEPOSIT (Cost $22,000)			22,005

COMMERCIAL PAPER — 10.5%
Erste Abwicklungsanstalt (Germany) 2.55%, 7/10/2019(a)(j)	10,000		9,973
First Abu Dhabi Bank PJSC (United Arab Emirates) 2.52%, 8/2/2019(a)(j)	5,000		4,978
HSBC Bank plc (United Kingdom) (ICE LIBOR USD 3 Month + 0.04%), 2.60%, 11/14/2019(a)(b)(j)	9,000		9,000
Kreditanstalt fuer Wiederaufbau (Germany) 2.52%, 7/2/2019(j)	10,000		9,979
MetLife Short Term Funding LLC 2.54%, 7/22/2019(j)	10,000		9,965
MUFG Bank Ltd. (Japan)2.63%, 10/1/2019(j)	8,000		7,931
Royal Bank of Canada (Canada) (ICE LIBOR USD 3 Month + 0.21%), 2.84%, 1/8/2020(a)(b)(j)	5,000		5,005

TOTAL COMMERCIAL PAPER (Cost $56,823)			56,831

	Shares (000)
INVESTMENT COMPANIES — 6.8%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.27%(m)(n) (Cost $36,909)	36,909		36,909

	Principal Amount ($000)
REPURCHASE AGREEMENTS — 2.3%
Bofa Securities, Inc., 2.85%, dated 5/31/2019, due 9/10/2019, repurchase price $2,520, collateralized by Corporate Notes and Bonds, 0.00%, due 6/18/2019 - 10/4/2019, with the value of $2,625.	2,500		2,500
Citigroup Global Markets Holdings, Inc., 2.81%, dated 5/31/2019, due 7/18/2019, repurchase price $1,305, collateralized by Sovereign Government Securities, 0.00% - 7.63%, due 11/1/2023 - 12/31/2038, with the value of $1,609.	1,300		1,300
Citigroup Global Markets Holdings, Inc., 2.88%, dated 5/31/2019, due 10/2/2019, repurchase price $1,818, collateralized by Asset-Backed Securities, 0.00% - 29.58%, due 7/10/2030 - 6/15/2044, with the value of $1,980.	1,800		1,800
Societe Generale SA, 2.66%, dated 5/31/2019, due 6/6/2019, repurchase price $7,003, collateralized by Corporate Notes and Bonds, 4.63% - 11.50%, due 3/1/2020 - 2/15/2029, Sovereign Government Securities, 4.25% - 10.13% , due 9/26/2022 - 4/26/2029, with the value of $7,564.	7,000		7,000

TOTAL REPURCHASE AGREEMENTS (Cost $12,600)			12,600

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bills 2.39%, 8/8/2019(j)(o) (Cost $1,160)	1,165	1,160

TOTAL SHORT-TERM INVESTMENTS (Cost $129,492)		129,505

Total Investments — 124.8% (Cost $674,055)		676,715
Liabilities in Excess of Other Assets — (24.8%)		(134,620)

Net Assets — 100.0%		542,095

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-backed securities
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced; Security is subject to delayed delivery
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2019.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2019.
(d)	Defaulted security.
(e)	Amount rounds to less than one thousand.
(f)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2019.
(g)	Amount rounds to less than 0.1% of net assets.
(h)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(i)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(j)	The rate shown is the effective yield as of May 31, 2019.
(k)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(l)	Fund is subject to legal or contractual restrictions on the resale of the security.
(m)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(n)	The rate shown is the current yield as of May 31, 2019.
(o)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Futures contracts outstanding as of May 31, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note	34	09/2019	USD	3,992	18
U.S. Treasury 10 Year Note	3	09/2019	USD	380	2
U.S. Treasury 10 Year Ultra Note	118	09/2019	USD	16,122	126
U.S. Treasury Long Bond	67	09/2019	USD	10,310	110
U.S. Treasury Ultra Bond	140	09/2019	USD	24,662	409
3 Month Eurodollar	3	12/2019	USD	734	6

					671

Short Contracts
U.S. Treasury 2 Year Note	(5)	09/2019	USD	(1,073)	(3)
U.S. Treasury 5 Year Note	(5)	09/2019	USD	(587)	(3)
U.S. Treasury 10 Year Note	(10)	09/2019	USD	(1,268)	(9)
U.S. Treasury Ultra Bond	(6)	09/2019	USD	(1,057)	(18)

					(33)

					638

Abbreviations
USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of May 31, 2019 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
JPY	192,780	USD	1,761	State Street Corp.	7/31/2019	26
USD	1,757	EUR	1,530	State Street Corp.	7/31/2019	40

Net unrealized appreciation						66

Abbreviations
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

Over- the- Counter (“OTC”) Credit default swap contracts outstanding - buy protection(1) as of May 31, 2019 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Counterparty	Maturity Date	Implied Credit Spread (%)(2)	Notional Amount(3)	Upfront Payments (Receipts) ($)(4)	Unrealized Appreciation (Depreciation) ($)	Value ($)
ABX.HE.AAA.06-2	0.11	Monthly	Bank of America NA	5/25/2046	0.50	USD 40	8	(6)	2
ABX.HE.AAA.06-2	0.11	Monthly	Bank of America NA	5/25/2046	0.50	USD 60	12	(9)	3
ABX.HE.AAA.06-2	0.11	Monthly	Barclays Bank plc	5/25/2046	0.50	USD 60	18	(15)	3
ABX.HE.AAA.06-2	0.11	Monthly	Credit Suisse International	5/25/2046	0.50	USD 30	8	(7)	1
ABX.HE.AAA.06-2	0.11	Monthly	Credit Suisse International	5/25/2046	0.50	USD 60	15	(13)	2
CMBX.NA.A.6	2.00	Monthly	Goldman Sachs International	5/11/2063	2.01	USD 90	(1)	1	—	(a)
CMBX.NA.BBB-.4	5.00	Monthly	Citibank, NA	2/17/2051	45.17	USD 180	153	(150)	3
CMBX.NA.BBB-.4	5.00	Monthly	Citibank, NA	2/17/2051	45.17	USD 210	168	(165)	3
CMBX.NA.A.6	2.00	Monthly	Barclays Bank plc	5/11/2063	2.01	USD 80	(1)	1	—	(a)
CMBX.NA.A.6	2.00	Monthly	Citibank, NA	5/11/2063	2.01	USD 90	(1)	1	—	(a)
CMBX.NA.A.6	2.00	Monthly	Goldman Sachs International	5/11/2063	2.01	USD 90	(2)	2	—	(a)
CMBX.NA.A.6	2.00	Monthly	Morgan Stanley	5/11/2063	2.01	USD 80	(1)	1	—	(a)

							376	(359)	17

Centrally Cleared Credit default swap contracts outstanding - buy protection(1) as of May 31, 2019 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%)(2)	Notional Amount(3)	Upfront Payments (Receipts) ($)(4)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.EM.31-V1	1.00	Quarterly	6/20/2024	2.11	USD 2,400	80	36	116
United Mexican States, 4.15%, 3/28/2027	1.00	Quarterly	6/20/2024	1.30	USD 2,680	46	(14)	32

						126	22	148

CDX.NA.HY.32-V1	5.00	Quarterly	6/20/2024	3.94	USD 480	(29)	2	(27)
CDX.NA.IG.32-V1	1.00	Quarterly	6/20/2024	0.70	USD 3,530	(54)	(3)	(57)
iTraxx Europe 31.2	1.00	Quarterly	6/20/2024	0.71	EUR 6,650	(114)	(8)	(122)
People’s Republic of China, 7.50%, 10/28/2027	1.00	Quarterly	6/20/2024	0.59	USD 2,290	(50)	2	(48)

						(247)	(7)	(254)

						(121)	15	(106)

(1)	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
(2)	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
(3)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

(4)	Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

OTC Total return swap contracts outstanding as of May 31, 2019 (amounts in thousands):

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount	Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
IOS Index 4.00% 30 year Fannie Mae Pools (2011)	4.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Bank of America NA	1/12/2042	USD 1,700	(6)	10	4
IOS Index 4.00% 30 year Fannie Mae Pools (2011)	4.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Citibank, NA	1/12/2042	USD 1,540	(1)	5	4
IOS Index 5.00% 30 year Fannie Mae Pools (2010)	5.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Citibank, NA	1/12/2041	USD 2,020	(7)	10	3
IOS Index 5.00% 30 year Fannie Mae Pools (2010)	5.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Credit Suisse International	1/12/2041	USD 704	(1)	2	1

							(15)	27	12

Abbreviations
ABX	Asset-Backed Securities Index
CDX	Credit Default Swap Index
CMBX	Commercial Mortgage-Backed Securities Index
EUR	Euro
LIBOR	London Interbank Offered Rate
USD	United States Dollar

(a)	Amount rounds to less than one thousand.

Summary of total swap contracts outstanding as of May 31, 2019 (amounts in thousands):

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Credit default swap contracts outstanding - buy protection	376	17
OTC Total return swap contracts outstanding	(15)	12

Total OTC swap contracts outstanding	361	29

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2019.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Chemicals	$—	$—	$364		$364
Specialty Retail	—	—	162		162
Other Common Stocks	646	—	—		646

Total Common Stocks	646	—	526		1,172

Closed End Funds	1,586	—	—		1,586
Preferred Stocks	—	—	235		235
Debt Securities
Asset-Backed Securities	—	5,331	9,249		14,580
Collateralized Mortgage Obligations	—	31,744	3,681		35,425
Commercial Mortgage-Backed Securities	—	3,507	1,302		4,809
Convertible Bonds	—	105	—		105
Corporate Bonds
Capital Markets	—	23,653	—	(a)	23,653
Chemicals	—	3,989	—	(b)	3,989
Wireless Telecommunication Services	—	3,750	—	(b)	3,750
Other Corporate Bonds	—	272,390	—		272,390

Total Corporate Bonds	—	303,782	—	(a)	303,782

Foreign Government Securities	—	2,555	—		2,555
Loan Assignments
Specialty Retail	—	249	391		640
Other Loan Assignments	—	259	—		259

Total Loan Assignments	—	508	391		899

Mortgage-Backed Securities	—	148,292	—		148,292
U.S. Government Agency Securities	—	26,080	—		26,080
U.S. Treasury Obligations	—	7,690	—		7,690
Warrants	—	—	—	(b)	— (b)
Short-Term Investments
Certificates of Deposit	—	22,005	—		22,005
Commercial Paper	—	56,831	—		56,831
Investment Companies	36,909	—	—		36,909
Repurchase Agreements	—	12,600	—		12,600
U.S. Treasury Obligations	—	1,160	—		1,160

Total Short-Term Investments	36,909	92,596	—	(a)	129,505

Total Investments in Securities	$39,141	$622,190	$15,384		$676,715

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$66	$—		$66
Futures Contracts	671	—	—		671
Swaps	—	73	—		73

Total Appreciation in Other Financial Instruments	$671	$139	$—		$810

Depreciation in Other Financial Instruments
Futures Contracts	$(33)	$—	$—		$(33)
Swaps	—	(390)	—		(390)

Total Depreciation in Other Financial Instruments	$(33)	$(390)	$—		$(423)

(a)	Amount rounds to less than one thousand.
(b)	Value is zero.

There were no significant transfers between level 2 and level 3 during the period ended May 31, 2019.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2019		Realized gain (loss)		Change in unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2019
Investments in Securities:
Asset-Backed Securities	$8,520		$—		$64	$8		$1,070	$(413)	$—	$—	$9,249
Collateralized Mortgage Obligations	2,541		1		4	(4)		904	(858)	1,093	—	3,681
Commercial Mortgage-Backed Securities	1,196		—	(a)	12	—	(a)	101	(7)	—	—	1,302
Common Stocks — Chemicals	408		—		(44)	—		—	—	—	—	364
Common Stocks — Specialty Retail	198		—		(36)	—		—	—	—	—	162
Corporate Bonds — Capital Markets	—	(a)	—		—	—		—	—	—	—	—	(a)
Corporate Bonds — Chemicals	—	(b)	—		—	—		—	—	—	—	—	(b)
Corporate Bonds — Wireless Telecommunication Services	—	(b)	—		—	—		—	—	—	—	—	(b)
Loan Assignments — Specialty Retail	379		—		12	—		—	—	—	—	391
Preferred Stocks — Specialty Retail	222		—		13	—		—	—	—	—	235
Warrants — Road & Rail	—	(b)	—		—	—		—	—	—	—	—	(b)

	$13,464		$1		$25	$4		$2,075	$(1,278)	$1,093	$—	$15,384

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
(b)	Value is zero.

The change in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2019, which were valued using significant unobservable inputs (level 3) amounted to approximately $29,000.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at May 31, 2019		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (d)
	$364		Market Comparable Companies	EBITDA Multiple (a)	6.0x (6.0x)

Common Stock	364

	—	(b )	Market Comparable Companies	Discount for lack of marketability (c)	100.00% (100.00%)

Corporate Bond	—

	9,250		Discounted Cash Flow	Constant Prepayment Rate	0.00% — 35.00% (12.55%)
				Constant Default Rate	0.00% — 6.60% (2.85%)
				Yield (Discount Rate of Cash Flows)	2.31% — 4.84% (3.35%)

Asset-Backed Securities	9,250

	3,490		Discounted Cash Flow	Constant Prepayment Rate	8.50% — 10.00% (9.86%)
				Yield (Discount Rate of Cash Flows)	2.71% — 4.28% (3.73%)

Collateralized Mortgage Obligations	3,490

	994		Discounted Cash Flow	Constant Prepayment Rate	100.00% (100.00%)
				Constant Default Rate	0.00% — 7.00% (3.37%)
				Yield (Discount Rate of Cash Flows)	3.26% — 6.22% (4.55%)

Commercial Mortgage-Backed Securities	994

	—		Terms of Exchange Offer	Expected Recovery	0.00% (0.00%)

Warrants	—

Total	$14,098

#

The table above does not include level 3 securities that are valued by brokers and pricing services. At May 31, 2019, the value of these securities was approximately $1,286,000. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(b)	Securities senior in the issuing entity capital structure result in this security being valued at zero.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(d)	Unobservable inputs were weighted by the relative fair value of the instruments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser or its affiliates. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

For the period ended May 31, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2019	Shares at May 31, 2019	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 2.27% (a) (b)	$49,087	$78,399	$90,577	$—	$—	$36,909	36,909	$266	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2019.

C. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts, and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used treasury futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2019 (Unaudited) (continued)

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Swaps — The Fund engaged in various swap transactions, including credit default and total return, to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, non-deliverable forward foreign currency exchange contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A, an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over-the-counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for OTC Swaps.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Total Return Swaps

The Fund used total return swaps to gain long and/or short exposure to an underlying index. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.